As filed with the Securities and Exchange Commission on February 27, 2018

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22378

DoubleLine Funds Trust

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

DoubleLine Funds Trust

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2018

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments.

DoubleLine Total Return Bond Fund

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 3.4%
24,865,116	Aqua Finance Trust, Series 2017-A-A	3.72%	^	11/15/2035	24,805,636
12,390,029	Arcadia Receivables Credit Trust, Series 2017-1-A	3.25%	^	06/15/2023	12,444,788
6,540,090	AVANT Loans Funding Trust, Series 2017-B-A	2.29%	^	06/15/2020	6,538,346
28,078,316	Castlelake Aircraft Securitization Trust, Series 2015-1A-A	4.70%	^	12/15/2040	28,291,711
42,122,587	Castlelake Aircraft Securitization Trust, Series 2016-1-A	4.45%		08/15/2041	42,149,588
54,794,961	Castlelake Aircraft Securitization Trust, Series 2017-1-A	3.97%		07/15/2042	54,498,630
9,396,404	Citi Held For Asset Issuance, Series 2015-PM1-C	5.01%	^	12/15/2021	9,508,669
10,951,943	Citi Held For Asset Issuance, Series 2015-PM2-B	4.00%	^	03/15/2022	10,972,707
30,000,000	Citi Held For Asset Issuance, Series 2015-PM2-C	5.96%	^	03/15/2022	30,521,496
5,316,966	Citi Held For Asset Issuance, Series 2016-MF1-A	4.48%	^	08/15/2022	5,347,593
3,994,942	Citi Held For Asset Issuance, Series 2016-PM1-A	4.65%	^	04/15/2025	4,007,815
83,082,500	Coinstar Funding LLC, Series 2017-1A-A2	5.22%	^	04/25/2047	86,375,408
29,631,642	Colony American Finance Ltd., Series 2016-1-A	2.54%	^	06/15/2048	29,384,120
7,428,091	Colony American Homes, Series 2014-2A-E (1 Month LIBOR USD + 3.20%)	4.68%	^	07/17/2031	7,479,804
10,867,886	Commonbond Student Loan Trust, Series 2015-A-A	3.20%	^	06/25/2032	10,974,452
17,435,049	Commonbond Student Loan Trust, Series 2016-A-A1	3.32%	^	05/25/2040	17,201,827
18,205,138	Consumer Installment Loan Trust, Series 2016-LD1-A	3.96%	^	07/15/2022	18,254,710
21,000,000	Credit Acceptance Auto Loan Trust, Series 2017-3A-A	2.65%	^	06/15/2026	20,937,271
16,532,500	DB Master Finance LLC, Series 2015-1A-A2II	3.98%	^	02/20/2045	16,900,682
22,860,183	Eaglewood Consumer Loan Trust, Series 2014-1-A	3.50%	^¥Þ	10/15/2019	22,841,780
15,297,499	Earnest Student Loan Program LLC, Series 2016-B-A2	3.02%	^	05/25/2034	15,403,133
19,925,065	Earnest Student Loan Program LLC, Series 2016-D-A2	2.72%	^	01/25/2041	19,883,214
69,308,404	ECAF Ltd., Series 2015-1A-A2	4.95%	^	06/15/2040	69,141,856
7,581,811	Element Rail Leasing LLC, Series 2016-1A-A1	3.97%	^	03/19/2046	7,704,280
9,444,000	Falcon Aerospace Ltd., Series 2017-1-A	4.58%	^	02/15/2042	9,623,124
11,130,080	Foundation Finance Trust, Series 2016-1A-A	3.96%	^	06/15/2035	11,249,973
44,699,999	Harbour Aircraft Investments Ltd., Series 2017-1-A	4.00%		11/15/2037	44,757,974
10,685,620	HERO Funding Trust, Series 2016-3A-A2	3.91%	^	09/20/2042	11,018,110
25,713,520	HERO Funding Trust, Series 2016-4A-A2	4.29%	^	09/20/2047	27,101,130
28,135,000	Invitation Homes Trust, Series 2015-SFR1-E (1 Month LIBOR USD + 4.20%)	5.66%	^	03/17/2032	28,580,580
63,640,500	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	63,858,278
6,587,523	L2L Education Loan Trust, Series 2006-1A-B (1 Month LIBOR USD + 0.50%)	1.98%	^	10/15/2028	5,882,770
94,270,833	Labrador Aviation Finance Ltd., Series 2016-1A-A1	4.30%	^	01/15/2042	96,561,426
2,855,828	LendingClub Issuance Trust, Series 2016-NP1-A	3.75%	^	06/15/2022	2,868,227
578,016	LendingClub Issuance Trust, Series 2016-NP2-A	3.00%	^	01/17/2023	578,808
10,999,423	Lendmark Funding Trust, Series 2017-2A-A	2.80%	^	05/20/2026	10,961,470
27,250,000	Longtrain Leasing LLC, Series 2015-1A-A2	4.06%	^	01/15/2045	27,943,692
23,000,000	Mariner Finance Issuance Trust, Series 2017-AA-A	3.62%	^	02/20/2029	23,154,454
2,249,423	MarketPlace Loan Trust, Series 2015-AV2-A	4.00%	^	10/15/2021	2,256,379
6,363,482	MarketPlace Loan Trust, Series 2015-CB1-A	4.00%	^	07/15/2021	6,377,502
10,389,626	MarketPlace Loan Trust, Series 2015-LD1-A	4.00%	^	12/15/2021	10,413,770
13,154,357	MarketPlace Loan Trust, Series 2016-LD1-A	5.25%	^	03/15/2022	13,266,998
17,987,696	Marlette Funding Trust, Series 2017-2A-A	2.39%	^	07/15/2024	17,987,187
8,421,360	Marlette Funding Trust, Series 2017-3A-A	2.36%	^	12/15/2024	8,419,659
43,268,825	Mosaic Solar Loans LLC, Series 2017-2A-A	3.82%	^	09/20/2042	43,474,118
23,000,000	Navient Private Education Loan Trust, Series 2017-A-B	3.91%	^	12/16/2058	22,821,591
12,110,987	OneMain Direct Auto Receivables Trust, Series 2016-1A-A	2.04%	^	01/15/2021	12,115,689
7,114,413	OneMain Financial Issuance Trust, Series 2015-2A-A	2.57%	^	07/18/2025	7,118,668
90,000,000	OneMain Financial Issuance Trust, Series 2016-2A-A	4.10%	^	03/20/2028	91,274,643
75,000,000	OneMain Financial Issuance Trust, Series 2017-1A-A1	2.37%	^	09/14/2032	74,365,185
17,000,000	Oportun Funding LLC, Series 2016-B-A	3.69%	^	07/08/2021	17,099,069
25,000,000	Oxford Finance Funding LLC, Series 2016-1A-A	3.97%	^	06/17/2024	25,105,080
4,000,000	Progress Residential Trust, Series 2016-SFR2-D (1 Month LIBOR USD + 2.50%)	3.96%	^	01/17/2034	4,065,269
23,108,855	Renew, Series 2017-2A-A	3.22%	^	09/22/2053	23,156,344
32,297,366	SCF Equipment Leasing LLC, Series 2017-2A-A	3.41%	^	12/20/2023	32,173,418
41,214,356	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75%	^	10/15/2042	42,579,458
3,705,794	SoFi Consumer Loan Program LLC, Series 2016-1-A	3.26%	^	08/25/2025	3,742,730
31,418,924	SoFi Consumer Loan Program LLC, Series 2017-6-A1	2.20%	^	11/25/2026	31,367,115
18,750,000	SoFi Consumer Loan Program LLC, Series 2017-6-A2	2.82%	^	11/25/2026	18,746,949
10,957,970	SoFi Consumer Loan Program Trust, Series 2016-2-A	3.09%	^	10/27/2025	11,145,226
35,377,677	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	35,720,483
22,788,158	SoFi Consumer Loan Program Trust, Series 2017-5-A1	2.14%	^	09/25/2026	22,733,457
10,000,000	SoFi Consumer Loan Program Trust, Series 2017-5-A2	2.78%	^	09/25/2026	9,916,211
16,916,557	SoFi Professional Loan Program, Series 2016-A-A2	2.76%	^	12/26/2036	16,908,696
20,000,000	SoFi Professional Loan Program, Series 2017-E-B	3.49%	^	11/26/2040	19,810,646
13,000,000	SoFi Professional Loan Program, Series 2017-E-C	4.16%	^	11/26/2040	13,051,771
81,125,685	SpringCastle America Funding LLC, Series 2016-AA-A	3.05%	^	04/25/2029	81,730,201
14,000,000	Springleaf Funding Trust, Series 2016-AA-A	2.90%	^	11/15/2029	14,025,886
71,750,000	Springleaf Funding Trust, Series 2017-AA-A	2.68%	^	07/15/2030	71,189,324
42,250,000	Sprite Ltd., Series 2017-1-A	4.25%	^	12/15/2037	42,173,908
4,287,285	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	4,252,836
4,934,500	TAL Advantage LLC, Series 2013-2A-A	3.55%	^	11/20/2038	4,925,924
5,134,963	Textainer Marine Containers Ltd., Series 2017-1A-A	3.72%	^	05/20/2042	5,170,315
8,250,000	Upstart Securitization Trust, Series 2017-2-A	2.51%	^	03/20/2025	8,245,972

Total Asset Backed Obligations (Cost $1,790,506,823)					1,804,637,209

Collateralized Loan Obligations - 4.9%
10,000,000	Adams Mill Ltd., Series 2014-1A-C1R (3 Month LIBOR USD + 2.35%)	3.71%	^	07/15/2026	10,000,283
68,250,000	AIMCO, Series 2015-AA-AR (3 Month LIBOR USD + 0.85%)	0.01%	^	01/15/2028	68,250,000
20,000,000	ALM LLC, Series 2014-14A-A1R (3 Month LIBOR USD + 1.15%)	2.53%	^	07/28/2026	20,000,000
25,000,000	ALM LLC, Series 2016-19A-A1 (3 Month LIBOR USD + 1.55%)	2.91%	^	07/15/2028	25,275,257
20,000,000	Anchorage Capital Ltd., Series 2014-5A-AR (3 Month LIBOR USD + 1.15%)	2.51%	^	10/15/2026	20,000,000
18,760,000	Anchorage Capital Ltd., Series 2014-5RA-A (3 Month LIBOR USD + 0.99%)	0.01%	^	01/15/2030	18,760,000
43,900,000	Apidos Ltd., Series 2013-16A-A1R (3 Month LIBOR USD + 0.98%)	2.34%	^	01/19/2025	43,983,945
23,000,000	Apidos Ltd., Series 2015-20A-A1R (3 Month LIBOR USD + 1.33%)	2.69%	^	01/16/2027	23,152,657
3,500,000	Arbor Realty Ltd., Series 2017-FL2-AS (1 Month LIBOR USD + 1.25%)	2.50%	^	08/15/2027	3,553,368
5,500,000	Arbor Realty Ltd., Series 2017-FL2-B (1 Month LIBOR USD + 1.55%)	2.80%	^	08/15/2027	5,543,434
75,000,000	Arrowpoint Ltd., Series 2013-1A-A1R (3 Month LIBOR USD + 1.52%)	2.94%	^	11/15/2028	76,026,816
3,950,000	Avery Point Ltd., Series 2013-2A-D (3 Month LIBOR USD + 3.45%)	4.80%	^	07/17/2025	3,959,230
31,500,000	Babson Ltd., Series 2014-3A-AR (3 Month LIBOR USD + 1.32%)	2.68%	^	01/15/2026	31,701,945
4,500,000	Babson Ltd., Series 2014-3A-D2 (1 Month LIBOR USD + 4.40%)	5.76%	^	01/15/2026	4,515,607
3,750,000	Babson Ltd., Series 2014-IIA-D (3 Month LIBOR USD + 3.60%)	4.95%	^	10/17/2026	3,791,056
75,000,000	BlueMountain Ltd., Series 2012-2A-AR (3 Month LIBOR USD + 1.42%)	2.86%	^	11/20/2028	75,585,691
33,150,000	BlueMountain Ltd., Series 2013-1A-A1R (3 Month LIBOR USD + 1.40%)	2.76%	^	01/20/2029	33,496,467
58,250,000	BlueMountain Ltd., Series 2015-3A-A1 (3 Month LIBOR USD + 1.48%)	2.84%	^	10/20/2027	58,758,295
34,500,000	BlueMountain Ltd., Series 2015-4A-B (3 Month LIBOR USD + 2.25%)	3.61%	^	01/20/2027	34,776,413
9,250,000	BlueMountain Ltd., Series 2015-4A-C (3 Month LIBOR USD + 3.20%)	4.56%	^	01/20/2027	9,405,993
8,750,000	BlueMountain Ltd., Series 2015-4A-D1 (3 Month LIBOR USD + 4.60%)	5.96%	^	01/20/2027	8,795,698
22,500,000	BlueMountain Ltd., Series 2016-2A-A2 (3 Month LIBOR USD + 2.00%)	3.44%	^	08/20/2028	22,670,781
17,000,000	Brookside Mill Ltd., Series 2013-1A-C1 (3 Month LIBOR USD + 2.70%)	4.05%	^	04/17/2025	17,151,911
1,000,000	Canyon Capital Ltd., Series 2014-1A-B (3 Month LIBOR USD + 2.65%)	4.03%	^	04/30/2025	1,001,653
20,000,000	Carlyle Global Market Strategies Ltd., Series 2015-5A-A1A (3 Month LIBOR USD + 1.55%)	2.91%	^	01/20/2028	20,206,907
8,000,000	Carlyle Global Market Strategies Ltd., Series 2015-5A-A2A (3 Month LIBOR USD + 2.25%)	3.61%	^	01/20/2028	8,124,566
4,000,000	Carlyle Global Market Strategies Ltd., Series 2015-5A-B2 (3 Month LIBOR USD + 3.25%)	4.61%	^	01/20/2028	4,062,637
43,000,000	Cathedral Lake Ltd., Series 2016-4A-A (3 Month LIBOR USD + 1.65%)	3.01%	^	10/20/2028	43,936,894
11,000,000	Cent Ltd., Series 2014-21A-A1AR (3 Month LIBOR USD + 1.21%)	2.58%	^	07/27/2026	11,040,556
7,250,000	Cent Ltd., Series 2014-22A-C (3 Month LIBOR USD + 3.75%)	5.14%	^	11/07/2026	7,275,688
98,000,000	CVP Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.34%)	2.80%	^	07/20/2030	97,993,126
61,250,000	CVP Ltd., Series 2017-2A-A (3 Month LIBOR USD + 1.19%)	0.01%	^	01/20/2031	61,250,000
35,250,000	Elevation Ltd., Series 2014-2A-A1R (3 Month LIBOR USD + 1.23%)	2.58%	^	10/15/2029	35,505,338
6,750,000	Flatiron Ltd., Series 2014-1A-C (3 Month LIBOR USD + 3.30%)	4.65%	^	07/17/2026	6,782,656
50,000,000	Galaxy Ltd., Series 2016-22A-A1 (3 Month LIBOR USD + 1.58%)	2.94%	^	07/16/2028	50,283,757
32,465,796	GLG Ore Hill Ltd., Series 2013-1A-A (3 Month LIBOR USD + 1.12%)	2.48%	^	07/15/2025	32,569,523
6,500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C (3 Month LIBOR USD + 3.50%)	4.88%	^	04/28/2025	6,499,952
1,750,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D (3 Month LIBOR USD + 5.00%)	6.38%	^	04/28/2025	1,670,590
5,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D (3 Month LIBOR USD + 3.65%)	5.01%	^	10/22/2025	5,023,937
85,500,000	Halcyon Loan Advisors Funding Ltd., Series 2015-3A-A1R (3 Month LIBOR USD + 0.90%)	0.01%	^	10/18/2027	85,522,623
30,000,000	Harbourview Ltd., Series 7A-A1R (3 Month LIBOR USD + 1.25%)	2.69%	^	11/18/2026	30,056,818
25,000,000	Hildene Ltd., Series 2014-2A-AR (3 Month LIBOR USD + 1.18%)	2.54%	^	07/19/2026	25,080,228
39,000,000	Hildene Ltd., Series 2014-3A-AR (3 Month LIBOR USD + 1.20%)	2.56%	^	10/20/2026	39,078,188
5,000,000	Hildene Ltd., Series 2015-4A-A1A (3 Month LIBOR USD + 1.50%)	2.86%	^	07/23/2027	5,057,794
14,745,478	ICE Global Credit Ltd., Series 2013-1A-A1 (3 Month LIBOR USD + 1.75%)	3.11%	^¥Þ	04/20/2024	14,738,470
50,000,000	Jamestown Ltd., Series 2013-3A-A1AR (3 Month LIBOR USD + 1.14%)	2.50%	^	01/15/2026	50,131,991
49,000,000	Jamestown Ltd., Series 2014-4A-A1AR (3 Month LIBOR USD + 0.69%)	2.05%	^	07/15/2026	48,935,456
28,750,000	Jamestown Ltd., Series 2015-6A-A1AR (3 Month LIBOR USD + 1.15%)	2.59%	^	02/20/2027	28,817,859
20,000,000	Jamestown Ltd., Series 2016-9A-A1A (3 Month LIBOR USD + 1.57%)	2.93%	^	10/20/2028	20,131,742
20,000,000	KVK Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 0.90%)	2.26%	^	01/15/2028	20,001,366
25,000,000	KVK Ltd., Series 2015-1A-AR (3 Month LIBOR USD + 1.25%)	2.69%	^	05/20/2027	25,051,044
7,825,000	LCM LP, Series 14A-D (3 Month LIBOR USD + 3.50%)	4.86%	^	07/15/2025	7,848,854
21,000,000	LCM LP, Series 16A-AR (3 Month LIBOR USD + 1.03%)	2.39%	^	07/15/2026	21,036,673
2,750,000	LCM LP, Series 16A-DR (1 Month LIBOR USD + 3.00%)	4.24%	^	07/15/2026	2,770,392
20,000,000	Madison Park Funding Ltd., Series 2013-11A-AR (3 Month LIBOR USD + 1.16%)	2.52%	^	07/23/2029	20,065,309
5,500,000	Madison Park Funding Ltd., Series 2014-15A-CR (3 Month LIBOR USD + 3.45%)	4.82%	^	01/27/2026	5,579,120
5,000,000	Madison Park Funding Ltd., Series 2014-15A-DR (3 Month LIBOR USD + 5.44%)	6.81%	^	01/27/2026	5,050,298
24,000,000	Magnetite Ltd., Series 2015-12A-AR (3 Month LIBOR USD + 1.33%)	2.69%	^	04/15/2027	24,055,887
64,500,000	Marathon Ltd., Series 2013-5A-A1R (3 Month LIBOR USD + 0.87%)	2.31%	^	11/21/2027	64,475,380
41,000,000	Marathon Ltd., Series 2014-7A-A1R (3 Month LIBOR USD + 1.32%)	2.70%	^	10/28/2025	41,217,819
75,000,000	Midocean Credit, Series 2017-7A-A1 (3 Month LIBOR USD + 1.32%)	2.68%	^	07/15/2029	75,332,975
55,000,000	MP Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 1.25%)	2.61%	^	10/20/2030	55,398,403
52,000,000	MP Ltd., Series 2013-2A-ARR (3 Month LIBOR USD + 1.28%)	2.65%	^	07/25/2029	51,978,631
16,714,622	NewMark Capital Funding Ltd., Series 2013-1A-A2 (3 Month LIBOR USD + 1.12%)	2.61%	^	06/02/2025	16,757,594
19,500,000	Northwoods Capital Ltd., Series 2017-16A-A (3 Month LIBOR USD + 1.27%)	2.69%	^	11/15/2030	19,495,180
50,000,000	Ocean Trails, Series 2014-5A-A2R (3 Month LIBOR USD + 1.22%)	2.58%	^	10/13/2026	50,193,538
36,000,000	OCP Ltd., Series 2015-9A-A1R (3 Month LIBOR USD + 0.80%)	2.16%	^	07/15/2027	35,957,127
60,000,000	OCP Ltd., Series 2016-12A-A1 (3 Month LIBOR USD + 1.57%)	2.92%	^	10/18/2028	60,953,770
5,500,000	Octagon Investment Partners Ltd., Series 2014-1A-C (3 Month LIBOR USD + 3.65%)	5.06%	^	11/14/2026	5,534,242
20,000,000	Octagon Loan Funding Ltd., Series 2014-1A-A1R (3 Month LIBOR USD + 1.14%)	2.58%	^	11/18/2026	20,107,993
45,000,000	Palmer Square Loan Funding Ltd., Series 2017-1A-A1 (3 Month LIBOR USD + 0.74%)	2.06%	^	10/15/2025	45,011,214
35,000,000	Regatta Funding Ltd., Series 2016-1A-A1 (3 Month LIBOR USD + 1.52%)	3.15%	^	12/20/2028	35,195,909
19,000,000	Rockford Tower Ltd., Series 2017-3A-A (3 Month LIBOR USD + 1.19%)	2.80%	^	10/20/2030	19,001,776
24,590,000	Sound Harbor Loan Fund Ltd., Series 2014-1A-A1R (3 Month LIBOR USD + 1.20%)	2.58%	^	10/30/2026	24,669,125
22,000,000	Steele Creek Ltd., Series 2014-1A-A1R (3 Month LIBOR USD + 1.33%)	2.77%	^	08/21/2026	22,130,729
20,000,000	Steele Creek Ltd., Series 2015-1A-AR (3 Month LIBOR USD + 1.26%)	2.70%	^	05/21/2029	20,026,684
17,000,000	TCI-Cent Ltd., Series 2016-1A-A1 (3 Month LIBOR USD + 1.52%)	2.89%	^	12/21/2029	17,253,451
10,000,000	TCI-Cent Ltd., Series 2016-1A-A2 (3 Month LIBOR USD + 2.20%)	3.57%	^	12/21/2029	10,110,640
30,000,000	TCI-Flatiron Ltd., Series 2016-1A-A (3 Month LIBOR USD + 1.55%)	2.90%	^	07/17/2028	30,292,323
244,998	Venture Ltd., Series 2007-8A-A2A (3 Month LIBOR USD + 0.22%)	1.58%	^	07/22/2021	244,481
47,950,000	Venture Ltd., Series 2014-17A-AR (3 Month LIBOR USD + 1.08%)	2.44%	^	07/15/2026	47,952,948
3,500,000	Venture Ltd., Series 2014-17A-B2R (3 Month LIBOR USD + 1.60%)	2.96%	^	07/15/2026	3,500,172
62,945,000	Venture Ltd., Series 2015-20A-AR (3 Month LIBOR USD + 0.82%)	2.18%	^	04/16/2027	62,947,136
13,000,000	Venture Ltd., Series 2016-23A-A (3 Month LIBOR USD + 1.65%)	3.01%	^	07/19/2028	13,050,837
30,500,000	Vibrant Ltd., Series 2016-5A-A (3 Month LIBOR USD + 1.55%)	2.91%	^	01/20/2029	30,892,674
35,000,000	Voya Ltd., Series 2014-4A-A1R (3 Month LIBOR USD + 0.95%)	2.31%	^	10/14/2026	35,039,026
25,000,000	Wellfleet Ltd., Series 2017-2A-A1 (3 Month LIBOR USD + 1.25%)	2.63%	^	10/20/2029	25,055,690
10,000,000	WhiteHorse Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 0.90%)	2.28%	^	05/01/2026	10,006,965
40,000,000	Wind River Ltd., Series 2014-2A-AR (3 Month LIBOR USD + 1.14%)	0.01%	^	01/15/2031	40,000,000
45,000,000	Wind River Ltd., Series 2016-2A-A (3 Month LIBOR USD + 1.50%)	2.88%	^	11/01/2028	45,155,655
10,000,000	York Ltd., Series 2016-2A-A (3 Month LIBOR USD + 1.63%)	2.99%	^	01/20/2030	10,104,342
30,000,000	Zais Ltd., Series 2014-2A-A1AR (3 Month LIBOR USD + 1.20%)	2.57%	^	07/25/2026	30,079,607
2,500,000	Zais Ltd., Series 2016-2A-A1 (3 Month LIBOR USD + 1.53%)	2.89%	^	10/15/2028	2,515,711

Total Collateralized Loan Obligations (Cost $2,555,708,581)					2,569,032,486

Commercial Paper - 0.3%
2,500,000	3M Company	0.00%	^	01/08/2018	2,499,021
3,500,000	Archer Daniels Midland Company	0.00%	^	01/12/2018	3,498,048
2,500,000	Arkansas Electric Cooperative Corporation	0.00%	^	01/22/2018	2,497,485
5,200,000	Atmos Energy Corporation	0.00%	^	02/01/2018	5,192,496
14,500,000	BMW US Capital LLC	0.00%	^	02/26/2018	14,463,546
10,000,000	Chevron Corporation	0.00%	^	04/23/2018	9,952,211
12,500,000	Coca Cola Company	0.00%	^	05/07/2018	12,430,394
3,000,000	Credit Suisse First Boston LLC	0.00%		07/17/2018	2,968,867
9,500,000	Credit Suisse First Boston LLC	0.00%		07/26/2018	9,396,147
12,500,000	Credit Agricole Corporate and Investment Bank	0.00%		03/02/2018	12,466,553
3,000,000	Emerson Electric Company	0.00%	^	02/02/2018	2,995,689
9,750,000	Emerson Electric Company	0.00%	^	02/12/2018	9,731,902
9,000,000	Exxon Mobil Corporation	0.00%		01/11/2018	8,995,479
3,500,000	Home Depot, Inc.	0.00%	^	01/02/2018	3,499,456
12,500,000	Macquarie Bank Ltd.	0.00%	^	10/11/2018	12,299,999
14,247,000	Province of British Columbia	0.00%		03/21/2018	14,198,420
1,575,000	Province of British Columbia	0.00%		04/06/2018	1,568,526
2,500,000	Roche Holdings AG	0.00%	^	01/09/2018	2,498,923
3,000,000	Toronto–Dominion Bank	0.00%	^	03/14/2018	2,989,406
12,500,000	Toyota Motor Credit Corporation	0.00%		07/20/2018	12,378,200
4,500,000	Westpac Banking Corporation	0.00%	^	04/23/2018	4,475,663

Total Commercial Paper (Cost $151,084,639)					150,996,431

Foreign Corporate Bonds - 0.0%
2,000,000	National Australia Bank Ltd. (3 Month LIBOR USD + 0.51%)	1.96%	^	05/22/2020	2,009,203
3,128,000	Royal Bank of Canada (3 Month LIBOR USD + 0.71%)	2.07%		04/15/2019	3,148,817
9,000,000	Royal Bank of Canada (3 Month LIBOR USD + 0.38%)	1.87%		03/02/2020	9,031,032
2,100,000	Shell International Finance B.V. (3 Month LIBOR USD + 0.45%)	1.86%		05/11/2020	2,119,945
5,000,000	UBS AG (3 Month LIBOR USD + 0.58%)	2.10%	^	06/08/2020	5,024,755
3,000,000	Westpac Banking Corporation (3 Month LIBOR USD + 0.43%)	1.94%		03/06/2020	3,012,886

Total Foreign Corporate Bonds (Cost $24,277,171)					24,346,638

Non-Agency Commercial Mortgage Backed Obligations - 6.9%
11,007,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.30%)	4.53%	^	11/15/2019	10,993,340
8,350,000	BAMLL Commercial Mortgage Securities Trust, Series 2014-IP-E	2.72%	#^	06/15/2028	8,293,449
4,571,033	Banc of America Commercial Mortgage Trust, Series 2007-5-AM	5.77%	#	02/10/2051	4,569,236
57,729,624	Banc of America Commercial Mortgage Trust, Series 2007-5-XW	0.05%	#^I/O	02/10/2051	29
4,000,000	Banc of America Commercial Mortgage Trust, Series 2015-UBS7-B	4.37%	#	09/15/2048	4,202,907
59,185,639	Banc of America Commercial Mortgage Trust, Series 2015-UBS7-XA	0.90%	#I/O	09/15/2048	3,098,268
67,000,632	Banc of America Commercial Mortgage Trust, Series 2016-UB10-XA	2.00%	#I/O	07/15/2049	7,237,080
40,216,223	BANK, Series 2017-BNK4-XA	1.46%	#I/O	05/15/2050	3,842,210
192,353,637	BANK, Series 2017-BNK5-XA	1.11%	#I/O	06/15/2060	13,957,084
27,365,000	Barclays Commercial Mortgage Securities LLC, Series 2015-STP-D	4.28%	#^	09/10/2028	27,575,130
12,089,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-C (1 Month LIBOR USD + 1.20%)	2.68%	^	08/15/2036	12,086,728
13,777,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-D (1 Month LIBOR USD + 1.70%)	3.18%	^	08/15/2036	13,774,731
29,711,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-E (1 Month LIBOR USD + 2.50%)	3.98%	^	08/15/2036	29,741,270
30,209,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%)	4.98%	^	08/15/2036	30,299,724
14,259,000	BBCMS Mortgage Trust, Series 2017-GLKS-E (1 Month LIBOR USD + 2.85%)	4.10%	^	11/15/2034	14,273,439
4,500,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.54%	#	01/12/2045	4,253,773
8,643,000	Bsprt Issuer Ltd., Series 2017-FL2-A (1 Month LIBOR USD + 0.82%)	2.30%	^	10/15/2034	8,651,937
3,025,000	Bsprt Issuer Ltd., Series 2017-FL2-AS (1 Month LIBOR USD + 1.10%)	2.35%	^	10/15/2034	3,028,992
3,025,000	Bsprt Issuer Ltd., Series 2017-FL2-B (1 Month LIBOR USD + 1.40%)	2.65%	^	10/15/2034	3,034,382
20,415,000	BX Trust, Series 2017-APPL-D (1 Month LIBOR USD + 2.05%)	3.53%	^	07/15/2034	20,502,182
35,113,000	BX Trust, Series 2017-APPL-E (1 Month LIBOR USD + 3.15%)	4.63%	^	07/15/2034	35,357,738
7,369,000	BX Trust, Series 2017-IMC-D (1 Month LIBOR USD + 2.25%)	3.50%	^	10/15/2032	7,391,338
12,055,000	BX Trust, Series 2017-IMC-E (1 Month LIBOR USD + 3.25%)	4.50%	^	10/15/2032	12,107,029
41,842,000	BX Trust, Series 2017-SLCT-D (1 Month LIBOR USD + 2.05%)	3.53%	^	07/15/2034	41,907,558
75,275,000	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.15%)	4.63%	^	07/15/2034	75,651,526
50,332,434	CD Mortgage Trust, Series 2017-CD6-XA	0.99%	#I/O	11/13/2050	3,365,604
7,155,000	CFCRE Commercial Mortgage Trust, Series 2016-C4-C	4.88%	#	05/10/2058	7,401,810
101,017,414	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.75%	#I/O	05/10/2058	10,750,637
33,492,000	CFCRE Commercial Mortgage Trust, Series 2016-C7-A3	3.84%		12/10/2054	35,050,205
45,507,992	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.67%	#I/O	06/15/2050	4,992,425
5,436,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-D (1 Month LIBOR USD + 1.60%)	3.08%	^	07/15/2028	5,442,437
7,611,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-E (1 Month LIBOR USD + 2.15%)	3.63%	^	07/15/2028	7,621,940
3,069,000	Chicago Skyscraper Trust, Series 2017-SKY-B (1 Month LIBOR USD + 1.10%)	2.58%	^	02/15/2030	3,075,896
1,700,000	Chicago Skyscraper Trust, Series 2017-SKY-C (1 Month LIBOR USD + 1.25%)	2.73%	^	02/15/2030	1,705,966
43,737,000	CHT Mortgage Trust, Series 2017-CSMO-E (1 Month LIBOR USD + 3.00%)	4.38%	^	11/15/2036	43,904,010
24,582,000	CHT Mortgage Trust, Series 2017-CSMO-F (1 Month LIBOR USD + 3.74%)	5.12%	^	11/15/2036	24,656,115
14,088,634	Citigroup Commercial Mortgage Trust, Series 2008-C7-AM	6.19%	#	12/10/2049	14,115,814
7,708,000	Citigroup Commercial Mortgage Trust, Series 2008-C7-AMA	6.19%	#	12/10/2049	7,708,021
214,600,040	Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	1.81%	#^I/O	09/10/2045	14,124,245
219,832,082	Citigroup Commercial Mortgage Trust, Series 2014-GC19-XA	1.20%	#I/O	03/10/2047	11,503,571
114,320,884	Citigroup Commercial Mortgage Trust, Series 2014-GC21-XA	1.24%	#I/O	05/10/2047	6,845,580
9,011,000	Citigroup Commercial Mortgage Trust, Series 2014-GC25-A4	3.64%		10/10/2047	9,384,290
193,771,133	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.04%	#I/O	10/10/2047	10,881,024
50,000,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-A5	3.14%		02/10/2048	50,474,170
6,265,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-B	3.77%		02/10/2048	6,267,153
8,216,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.43%	#^	02/10/2048	7,016,692
219,149,633	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.41%	#I/O	02/10/2048	16,686,053
14,310,000	Citigroup Commercial Mortgage Trust, Series 2015-GC33-C	4.57%	#	09/10/2058	14,255,799
178,530,468	Citigroup Commercial Mortgage Trust, Series 2015-GC33-XA	0.96%	#I/O	09/10/2058	10,316,722
20,725,000	Citigroup Commercial Mortgage Trust, Series 2015-GC35-C	4.50%	#	11/10/2048	20,767,354
152,448,585	Citigroup Commercial Mortgage Trust, Series 2016-C1-XA	1.93%	#I/O	05/10/2049	18,458,825
218,861,721	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.34%	#I/O	02/10/2049	17,507,121
114,371,259	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.71%	#I/O	04/15/2049	11,411,838
79,033,322	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.01%	#I/O	07/10/2049	9,702,652
38,257,718	Citigroup Commercial Mortgage Trust, Series 2016-P5-XA	1.55%	#I/O	10/10/2049	3,623,343
119,704,285	Citigroup Commercial Mortgage Trust, Series 2017-P7-XA	1.14%	#I/O	04/14/2050	9,558,387
86,606,990	Citigroup Mortgage Loan Trust, Inc., Series 2016-GC37-XA	1.80%	#I/O	04/10/2049	9,793,882
13,806,000	CLNS Trust, Series 2017-IKPR-D (1 Month LIBOR USD + 0.00%)	3.48%	^	06/11/2032	13,837,144
88,477,000	CLNS Trust, Series 2017-IKPR-E (1 Month LIBOR USD + 3.50%)	4.93%	^	06/11/2032	88,937,903
28,027,000	CLNS Trust, Series 2017-IKPR-F (1 Month LIBOR USD + 4.50%)	5.93%	^	06/11/2032	28,238,901
15,815,812	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	16,037,994
34,234,000	Cold Storage Trust, Series 2017-ICE3-A (1 Month LIBOR USD + 1.00%)	2.48%	^	04/15/2036	34,380,535
41,768,000	Cold Storage Trust, Series 2017-ICE3-C (1 Month LIBOR USD + 1.35%)	2.83%	^	04/15/2036	41,936,033
33,402,076	Commercial Mortgage Pass-Through Certificates, Series 2012-CR2-XA	1.66%	#I/O	08/15/2045	2,085,175
147,854,210	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3-XA	1.89%	#I/O	10/15/2045	10,944,597
123,221,249	Commercial Mortgage Pass-Through Certificates, Series 2012-LC4-XA	2.21%	#^I/O	12/10/2044	8,180,425
176,840,733	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	0.89%	#I/O	08/10/2046	5,365,312
226,311,171	Commercial Mortgage Pass-Through Certificates, Series 2013-CR12-XA	1.29%	#I/O	10/10/2046	11,548,931
9,850,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.72%	#	08/10/2047	10,018,419
5,211,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-A4	3.59%		11/10/2047	5,403,488
30,400,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.50%	#	11/10/2047	30,935,660
71,378,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR21-A3	3.53%		12/10/2047	73,811,719
119,294,123	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS3-XA	1.30%	#I/O	06/10/2047	6,288,148
15,011,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS3-A4	3.82%		06/10/2047	15,770,749
8,215,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CALW-D	3.85%	#^	02/10/2034	8,361,073
20,970,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-D	4.12%	#^	03/10/2048	17,717,324
220,766,996	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-XA	0.99%	#I/O	03/10/2048	10,380,641
9,230,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-D	4.25%	#	05/10/2048	7,994,383
9,110,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-B	4.49%	#	10/10/2048	9,656,961
90,545,178	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XA	1.04%	#I/O	10/10/2048	5,236,065
50,000,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-A5	3.35%		02/10/2048	50,988,270
8,715,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-C	4.35%	#	02/10/2048	8,464,853
13,275,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-D	4.35%	#^	02/10/2048	10,496,484
404,353,220	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.16%	#I/O	02/10/2048	22,049,826
35,000,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC19-A4	3.18%		02/10/2048	35,474,470
29,922,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-C	4.65%	#	02/10/2049	29,570,931
20,355,000	Commercial Mortgage Pass-Through Certificates, Series 2016-GCT-E	3.46%	#^	08/10/2029	19,875,084
5,524,000	Commercial Mortgage Pass-Through Certificates, Series 2017-PANW-E	3.81%	#^	10/10/2029	5,334,848
1,617,000	Commercial Mortgage Pass-Through Certificates, Series 2017-PANW-D	3.93%	#^	10/10/2029	1,627,238
910,869	Countrywide Commercial Mortgage Trust, Series 2007-MF1-A	6.29%	#^	11/12/2043	909,140
150,822,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.55%	#^I/O	09/15/2037	5,198,744
4,606,000	CSAIL Commercial Mortgage Trust, Series 2015-C1-C	4.30%	#	04/15/2050	4,724,558
13,360,000	CSAIL Commercial Mortgage Trust, Series 2015-C2-AS	3.85%	#	06/15/2057	13,721,604
22,320,000	CSAIL Commercial Mortgage Trust, Series 2015-C3-C	4.36%	#	08/15/2048	22,458,268
9,759,000	CSAIL Commercial Mortgage Trust, Series 2015-C4-C	4.58%	#	11/15/2048	9,861,849
317,038,133	CSAIL Commercial Mortgage Trust, Series 2015-C4-XA	0.93%	#I/O	11/15/2048	16,837,800
2,085,000	CSAIL Commercial Mortgage Trust, Series 2016-C7-C	4.39%	#	11/15/2049	1,975,859
188,488,965	CSAIL Commercial Mortgage Trust, Series 2017-C8-XA	1.26%	#I/O	06/15/2050	15,028,037
5,511,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10-C	4.11%	#	11/15/2050	5,618,909
92,069,801	CSAIL Commercial Mortgage Trust, Series 2017-CX10-XA	0.73%	#I/O	11/15/2050	5,137,504
7,185,000	CSMC Mortgage Securities Trust, Series 2017-HD-B (1 Month LIBOR USD + 1.35%)	2.83%	^	02/15/2031	7,199,617
3,450,000	CSMC Mortgage Securities Trust, Series 2017-HD-C (1 Month LIBOR USD + 1.70%)	3.18%	^	02/15/2031	3,457,175
7,444,000	CSMC Mortgage Securities Trust, Series 2017-HD-D (1 Month LIBOR USD + 2.50%)	3.98%	^	02/15/2031	7,462,894
7,050,000	CSMC Trust, Series 2017-CALI-E	3.78%	#^	11/10/2032	6,796,147
6,050,000	CSMC Trust, Series 2017-CALI-F	3.78%	#^	11/10/2032	5,672,485
12,164,000	CSMC Trust, Series 2017-CHOP-D (1 Month LIBOR USD + 1.90%)	3.38%	^	07/15/2032	12,176,582
21,321,000	CSMC Trust, Series 2017-CHOP-E (1 Month LIBOR USD + 3.30%)	4.78%	^	07/15/2032	21,393,474
119,006,408	DBUBS Mortgage Trust, Series 2011-LC2A-XA	1.12%	#^I/O	07/10/2044	3,225,121
2,996,000	DBUBS Mortgage Trust, Series 2011-LC3A-PM2	5.10%	#^	05/10/2044	3,147,007
124,607,681	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-XA	1.50%	#I/O	05/10/2049	11,519,382
11,417,000	GE Commercial Mortgage Corporation Trust, Series 2007-C1-AM	5.61%	#	12/10/2049	11,557,308
15,417,000	Great Wolf Trust, Series 2017-WOLF-D (1 Month LIBOR USD + 2.10%)	3.73%	^	09/15/2034	15,445,541
31,606,000	Great Wolf Trust, Series 2017-WOLF-E (1 Month LIBOR USD + 3.10%)	4.73%	^	09/15/2034	31,704,766
16,823,000	Great Wolf Trust, Series 2017-WOLF-F (1 Month LIBOR USD + 4.07%)	5.70%	^	09/15/2034	16,894,807
5,273,528	Greenwich Capital Commercial Funding Corporation, Series 2006-GG7-AM	5.77%	#	07/10/2038	5,328,073
19,373,175	GS Mortgage Securities Corporation, Series 2011-GC3-X	0.68%	#^I/O	03/10/2044	335,503
26,046,508	GS Mortgage Securities Corporation, Series 2013-GC10-XA	1.56%	#I/O	02/10/2046	1,586,831
37,732,062	GS Mortgage Securities Corporation, Series 2014-GC20-XA	1.00%	#I/O	04/10/2047	1,862,270
60,850,000	GS Mortgage Securities Corporation, Series 2014-GC26-A5	3.63%		11/10/2047	63,340,037
35,000,000	GS Mortgage Securities Corporation, Series 2015-GC28-A5	3.40%		02/10/2048	35,859,173
285,804,021	GS Mortgage Securities Corporation, Series 2015-GC28-XA	1.14%	#I/O	02/10/2048	14,827,398
249,217,708	GS Mortgage Securities Corporation, Series 2015-GC32-XA	0.86%	#I/O	07/10/2048	11,498,282
173,870,648	GS Mortgage Securities Corporation, Series 2015-GC34-XA	1.36%	#I/O	10/10/2048	13,575,107
97,192,533	GS Mortgage Securities Trust, Series 2012-GC6-XA	1.96%	#^I/O	01/10/2045	6,183,389
3,500,000	GS Mortgage Securities Trust, Series 2015-GC28-C	4.33%	#	02/10/2048	3,382,359
68,889,470	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.82%	#I/O	11/10/2048	3,567,572
55,660,443	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.67%	#I/O	05/10/2049	5,493,229
359,020,341	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.28%	#I/O	10/10/2049	29,101,758
70,037,029	GS Mortgage Securities Trust, Series 2016-GS4-XA	0.60%	#I/O	11/10/2049	2,561,744
191,294,063	GS Mortgage Securities Trust, Series 2017-GS7-XA	1.14%	#I/O	08/10/2050	16,047,544
98,700,000	GS Mortgage Securities Trust, Series 2017-GS7-XB	0.35%	#I/O	08/10/2050	3,004,744
2,012,370	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CBX-X1	0.80%	#^I/O	01/12/2037	28,990
3,971,104	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-CB12-AJ	4.99%	#	09/12/2037	4,043,080
4,867,913	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-LDP4-X1	0.16%	#^I/O	10/15/2042	362
3,435,918	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.31%	#I/O	05/15/2045	58
24,498,979	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	24,548,896
8,718,912	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-C1-AM	5.95%	#	02/15/2051	8,704,376
7,599,026	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AM	5.47%	#	06/12/2047	7,587,207
7,413,564	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AMFX	5.40%		06/12/2047	7,402,131
32,422,077	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-X	0.32%	#I/O	06/12/2047	46,886
79,749,478	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-X1	0.00%	#^I/O	02/12/2051	797
159,974,926	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C6-XA	1.58%	#I/O	05/15/2045	9,076,577
336,899,725	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	1.80%	#I/O	10/15/2045	22,764,517
131,207,884	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	1.65%	#I/O	06/15/2045	5,961,299
5,425,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-DSTY-A	3.43%	^	06/10/2027	5,466,236
24,200,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-PHH-D (1 Month LIBOR USD + 2.65%)	4.13%	^	08/15/2027	24,230,083
14,406,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-PHH-E (1 Month LIBOR USD + 3.55%)	5.03%	^	08/15/2027	14,433,596
79,781,517	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	1.14%	#I/O	01/15/2049	4,271,080
7,271,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-B (1 Month LIBOR USD + 1.00%)	2.48%	^	06/15/2032	7,306,179
5,488,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-C (1 Month LIBOR USD + 1.25%)	2.73%	^	06/15/2032	5,514,720
17,779,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-D (1 Month LIBOR USD + 1.90%)	3.38%	^	06/15/2032	17,785,756
325,375,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-XCP	0.71%	#^I/O	04/15/2019	1,764,444
1,361,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-C (1 Month LIBOR USD + 1.25%)	2.73%	^	07/15/2034	1,363,611
1,285,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-D (1 Month LIBOR USD + 1.95%)	3.43%	^	07/15/2034	1,287,953
3,198,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-E (1 Month LIBOR USD + 2.95%)	4.43%	^	07/15/2034	3,211,507
4,506,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-F (1 Month LIBOR USD + 3.75%)	5.23%	^	07/15/2034	4,532,691
12,503,962	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11-AM	6.01%	#	06/15/2049	12,778,163
4,984,719	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	5,004,471
4,233,029	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2008-C2-A4	6.07%		02/12/2051	4,227,594
18,520,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH-B (1 Month LIBOR USD + 2.15%)	3.63%	^	10/15/2034	18,583,757
10,455,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH-C (1 Month LIBOR USD + 2.75%)	4.23%	^	10/15/2034	10,504,311
4,857,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.01%	#^	10/05/2031	4,794,648
102,908,949	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	1.04%	#I/O	02/15/2047	3,998,126
3,396,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.66%	#	08/15/2047	3,429,465
56,893,813	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22-XA	0.92%	#I/O	09/15/2047	2,633,751
218,024,307	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	0.97%	#I/O	11/15/2047	10,125,136
32,031,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-A4	3.49%		01/15/2048	33,047,991
6,499,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.42%	#	01/15/2048	6,449,409
250,227,673	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.13%	#I/O	01/15/2048	12,035,501
12,055,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-C	4.34%	#	02/15/2048	11,853,898
10,425,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.84%	#^	02/15/2048	8,429,868
58,135,781	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-XA	1.35%	#I/O	02/15/2048	3,509,302
15,238,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-C	4.24%	#	10/15/2048	14,589,044
44,145,913	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-XA	1.18%	#I/O	10/15/2048	2,298,219
63,754,758	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.93%	#I/O	05/15/2048	2,222,223
6,762,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-B	4.31%	#	07/15/2048	6,908,029
171,346,490	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.68%	#I/O	07/15/2048	5,431,084
27,395,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.67%	#	11/15/2048	27,389,184
98,354,668	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.48%	#I/O	11/15/2048	5,936,206
17,630,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.62%	#	12/15/2048	18,263,273
32,345,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-C	4.75%	#	03/15/2049	33,703,050
148,682,968	JPMBB Commercial Mortgage Securities Trust, Series 2016-C2-XA	1.70%	#I/O	06/15/2049	13,656,798
170,489,141	JPMBB Commercial Mortgage Securities Trust, Series 2017-C5-XA	1.03%	#I/O	03/15/2050	11,963,769
10,588,123	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.73%	#^I/O	11/15/2038	18,274
25,258,462	LSTAR Commercial Mortgage Trust, Series 2017-5-X	1.23%	#^I/O	03/10/2050	1,259,700
72,154,190	Merrill Lynch Mortgage Investors Trust, Series 1998-C1-IO	0.59%	#I/O	11/15/2026	677,730
917,799	Merrill Lynch Mortgage Trust, Series 2006-C1-AJ	5.59%	#	05/12/2039	923,317
56,203,000	Merrill Lynch Mortgage Trust, Series 2007-C1-AM	5.81%	#	06/12/2050	56,414,790
11,401,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV-CK	4.30%	^	10/15/2030	10,093,092
205,290,659	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12-XA	0.87%	#I/O	10/15/2046	5,477,257
34,567,993	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7-XA	1.39%	#I/O	02/15/2046	1,985,485
11,700,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.49%	#	10/15/2047	11,422,669
45,025,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-A4	3.53%		12/15/2047	46,588,813
37,950,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	36,162,308
56,050,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-A4	3.25%		02/15/2048	56,913,405
20,087,700	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-B	4.16%		02/15/2048	20,290,204
5,457,500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.46%	#	02/15/2048	5,411,386
244,186,328	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-XA	1.38%	#I/O	02/15/2048	16,560,033
10,616,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23-C	4.13%	#	07/15/2050	10,205,037
8,460,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25-C	4.53%	#	10/15/2048	8,733,568
19,422,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.53%	#	12/15/2047	18,816,012
1,517,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24%	#^	12/15/2047	1,144,556
175,129,137	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28-XA	1.28%	#I/O	01/15/2049	13,132,846
2,314,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31-C	4.32%	#	11/15/2049	2,317,835
52,843,521	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33-XA	1.45%	#I/O	05/15/2050	4,750,146
12,140,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%)	3.45%	^	11/15/2034	12,206,928
17,935,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%)	4.40%	^	11/15/2034	17,933,242
13,586,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%)	5.60%	^	11/15/2034	13,642,491
41,979,033	Morgan Stanley Capital, Inc., Series 2006-HQ10-X1	0.51%	#^I/O	11/12/2041	1,620
16,755,521	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	16,750,319
2,575,000	Morgan Stanley Capital, Inc., Series 2014-CPT-E	3.45%	#^	07/13/2029	2,567,955
2,325,000	Morgan Stanley Capital, Inc., Series 2014-CPT-F	3.45%	#^	07/13/2029	2,304,318
12,400,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.69%	#^	08/11/2033	12,509,217
11,000,000	Morgan Stanley Capital, Inc., Series 2014-MP-E	3.69%	#^	08/11/2033	10,947,132
27,825,369	Morgan Stanley Capital, Inc., Series 2015-UBS8-XA	0.96%	#I/O	12/15/2048	1,611,643
11,733,000	Morgan Stanley Capital, Inc., Series 2017-PRME-B (1 Month LIBOR USD + 1.35%)	2.83%	^	02/15/2034	11,764,536
5,738,000	Morgan Stanley Capital, Inc., Series 2017-PRME-C (1 Month LIBOR USD + 1.65%)	3.13%	^	02/15/2034	5,757,164
149,488,893	Morgan Stanley Capital, Inc., Series 2017-H1-XA	1.46%	#I/O	06/15/2050	14,167,825
3,555,940	Morgan Stanley Capital, Inc., Series 2017-PRME-A (1 Month LIBOR USD + 0.90%)	2.38%	^	02/15/2034	3,562,034
1,156,000	Morgan Stanley Capital, Inc., Series 2017-PRME-D (1 Month LIBOR USD + 3.40%)	4.88%	^	02/15/2034	1,161,107
7,756,469	Morgan Stanley Re-Remic Trust, Series 2013-AJ-AJA	0.50%	^	12/17/2049	7,653,557
2,138,387	PFP Ltd., Series 2017-3-A (1 Month LIBOR USD + 1.05%)	2.48%	^	01/14/2035	2,159,763
2,270,000	PFP Ltd., Series 2017-3-AS (1 Month LIBOR USD + 1.30%)	2.73%	^	01/14/2035	2,297,383
1,306,000	PFP Ltd., Series 2017-3-B (1 Month LIBOR USD + 1.75%)	3.18%	^	01/14/2035	1,320,583
1,360,000	PFP Ltd., Series 2017-3-C (1 Month LIBOR USD + 2.50%)	3.93%	^	01/14/2035	1,375,320
4,251,406	RAIT Trust, Series 2017-FL7-A (1 Month LIBOR USD + 0.95%)	2.19%	^	06/15/2037	4,255,574
1,243,000	RAIT Trust, Series 2017-FL7-AS (1 Month LIBOR USD + 1.30%)	2.54%	^	06/15/2037	1,243,627
12,447,000	Rosslyn Portfolio Trust, Series 2017-ROSS-A (1 Month LIBOR USD + 0.95%)	2.43%	^	06/15/2033	12,282,395
15,724,000	Rosslyn Portfolio Trust, Series 2017-ROSS-B (1 Month LIBOR USD + 1.25%)	2.73%	^	06/15/2033	15,536,584
2,165,525	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4-AJ	5.48%	#	08/15/2039	2,172,817
3,895,553	TRU Trust, Series 2016-TOYS-A (1 Month LIBOR USD + 2.25%)	3.73%	^	11/15/2030	3,879,448
95,641,053	UBS Commercial Mortgage Trust, Series 2017-C1-XA	1.61%	#I/O	06/15/2050	10,678,591
2,886,000	UBS Commercial Mortgage Trust, Series 2017-C6-C	4.45%	#	12/15/2050	2,915,751
84,243,906	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	1.89%	#^I/O	08/10/2049	6,146,309
2,014,891	VSD LLC, Series 2017-PLT1-A1	3.60%	^	12/25/2043	2,014,399
2,766,865	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27-AJ	5.83%	#	07/15/2045	2,761,121
38,037,731	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AJ	5.63%	#	10/15/2048	38,285,664
31,729,545	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	32,292,952
56,557,700	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	6.01%	#	02/15/2051	57,572,911
6,779,551	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	6.01%	#	02/15/2051	6,769,997
96,963,200	Waterfall Commercial Mortgage Trust, Series 2015-SBC5-A	4.10%	#^	09/14/2022	96,061,665
38,265,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-A5	3.41%		12/15/2047	39,250,389
4,346,710	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	4,413,801
30,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-A4	3.17%		02/15/2048	30,324,753
11,460,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-C	4.07%	#	02/15/2048	11,213,313
439,047,437	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-XA	1.29%	#I/O	02/15/2048	29,588,109
28,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-A5	3.45%		02/15/2048	28,845,132
5,450,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-C	3.89%		02/15/2048	5,160,831
253,601,652	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-XA	0.92%	#I/O	02/15/2048	12,839,750
9,701,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.61%	#	11/15/2048	9,873,409
143,026,438	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.09%	#I/O	11/15/2048	9,064,887
275,243,528	Wells Fargo Commercial Mortgage Trust, Series 2015-LC20-XA	1.38%	#I/O	04/15/2050	18,268,381
12,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-C	4.54%	#	09/15/2058	12,022,051
1,794,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-C	4.60%	#	12/15/2048	1,853,535
5,405,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-A4	3.81%		12/15/2048	5,700,100
130,308,560	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	1.02%	#I/O	12/15/2048	7,367,841
11,469,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.72%	#	01/15/2059	11,022,674
8,676,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34-C	5.03%	#	06/15/2049	9,039,569
159,701,042	Wells Fargo Commercial Mortgage Trust, Series 2017-C39-XA	1.15%	#I/O	09/15/2050	13,114,634
50,955,953	Wells Fargo Commercial Mortgage Trust, Series 2017-C42-XA	0.90%	#I/O	12/15/2050	3,673,236
11,003,000	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP-A (1 Month LIBOR USD + 0.00%)	2.23%	^	12/15/2022	11,017,882
12,048,000	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP-C (1 Month LIBOR USD + 1.20%)	2.68%	^	12/15/2022	12,080,908
7,229,000	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP-D (1 Month LIBOR USD + 0.00%)	3.13%	^	12/15/2022	7,248,476
22,851,000	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP-E (1 Month LIBOR USD + 0.00%)	3.73%	^	12/15/2022	22,916,034
64,658,496	WF-RBS Commercial Mortgage Trust, Series 2011-C4-XA	0.41%	#^I/O	06/15/2044	718,285
85,449,540	WF-RBS Commercial Mortgage Trust, Series 2012-C6-XA	2.09%	#^I/O	04/15/2045	5,738,509
99,596,116	WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	1.85%	#^I/O	08/15/2045	6,706,304
44,412,310	WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	1.96%	#^I/O	11/15/2045	3,140,425
159,715,997	WF-RBS Commercial Mortgage Trust, Series 2013-C18-XA	0.84%	#I/O	12/15/2046	5,075,663
176,395,575	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	1.14%	#I/O	03/15/2047	8,406,625
55,000,000	WF-RBS Commercial Mortgage Trust, Series 2014-C25-A5	3.63%		11/15/2047	57,175,492
8,000,000	WF-RBS Commercial Mortgage Trust, Series 2014-C25-C	4.32%	#	11/15/2047	8,040,536
201,556,872	WF-RBS Commercial Mortgage Trust, Series 2014-C25-XA	0.92%	#I/O	11/15/2047	9,157,394
139,250,294	WF-RBS Commercial Mortgage Trust, Series 2016-NXS6-XA	1.65%	#I/O	11/15/2049	13,422,336

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $3,791,117,842)					3,622,272,807

Non-Agency Residential Collateralized Mortgage Obligations - 25.0%
18,602,605	Acacia Ltd., Series 5A-A (3 Month LIBOR USD + 0.38%)	1.56%	^	11/08/2039	18,022,204
10,000,000	Accredited Mortgage Loan Trust, Series 2005-4-M1 (1 Month LIBOR USD + 0.40%)	1.95%		12/25/2035	9,796,876
99,540,294	Accredited Mortgage Loan Trust, Series 2006-2-A4 (1 Month LIBOR USD + 0.26%)	1.81%		09/25/2036	97,160,784
15,005,800	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2B (1 Month LIBOR USD + 0.12%)	1.67%		01/25/2037	11,030,302
4,268,470	Adjustable Rate Mortgage Trust, Series 2005-10-3A31	3.47%	#	01/25/2036	4,109,939
43,369,284	Adjustable Rate Mortgage Trust, Series 2005-11-4A1	3.42%	#	02/25/2036	37,396,856
5,893,336	Adjustable Rate Mortgage Trust, Series 2005-2-6M2 (1 Month LIBOR USD + 0.98%)	2.53%		06/25/2035	5,738,444
2,076,307	Adjustable Rate Mortgage Trust, Series 2005-7-3A1	3.67%	#	10/25/2035	1,855,369
23,072,249	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	4.38%	#	03/25/2036	19,406,643
17,415,269	Adjustable Rate Mortgage Trust, Series 2006-2-3A1	3.69%	#	05/25/2036	16,216,264
18,096,800	Adjustable Rate Mortgage Trust, Series 2006-2-5A1	4.41%	#	05/25/2036	12,718,833
18,783,488	Adjustable Rate Mortgage Trust, Series 2007-1-3A1	3.89%	#	03/25/2037	17,179,506
3,183,715	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	4.44%	#^	11/25/2037	3,276,536
293,993	Aegis Asset Backed Securities Trust, Series 2003-2-M2 (1 Month LIBOR USD + 2.55%)	4.10%		11/25/2033	292,875
1,548,765	Aegis Asset Backed Securities Trust, Series 2004-1-M2 (1 Month LIBOR USD + 2.03%)	3.58%		04/25/2034	1,488,208
617,792	Aegis Asset Backed Securities Trust, Series 2004-2-M2 (1 Month LIBOR USD + 1.95%)	3.50%		06/25/2034	595,927
14,558,899	Aegis Asset Backed Securities Trust, Series 2004-6-M2 (1 Month LIBOR USD + 1.00%)	2.55%		03/25/2035	13,639,737
53,816,447	Agate Bay Mortgage Trust, Series 2015-6-A3	3.50%	#^	09/25/2045	54,553,027
80,194,494	Ajax Master Trust, Series 2016-1-PC	0.00%	#^¥	01/01/2057	72,240,194
86,941,587	Ajax Master Trust, Series 2016-2-PC	0.00%	#^¥	10/25/2056	70,539,083
100,941,703	Ajax Master Trust, Series 2017-1-PC	2.76%	#^	06/25/2057	91,360,075
49,999,218	Ajax Mortgage Loan Trust, Series 2016-A-A	4.25%	#^ß	08/25/2064	50,933,219
10,837,233	Ajax Mortgage Loan Trust, Series 2016-C-A	4.00%	#^ß	10/25/2057	10,939,703
72,614,747	Ajax Mortgage Loan Trust, Series 2017-C-A	3.75%	^ß	07/25/2060	72,525,293
69,037,912	Alternative Loan Trust, Series 2005-55CB-1A1	5.50%		11/25/2035	67,410,109
17,823,090	Alternative Loan Trust, Series 2006-13T1-A1	6.00%		05/25/2036	14,487,009
13,139,969	Alternative Loan Trust, Series 2006-41CB-1A15 (1 Month LIBOR USD + 5.40%)	3.85%	I/FI/O	01/25/2037	2,063,371
13,139,969	Alternative Loan Trust, Series 2006-41CB-1A2 (1 Month LIBOR USD + 0.60%)	2.15%		01/25/2037	8,938,029
8,633,147	Alternative Loan Trust, Series 2007-15CB-A2	5.75%		07/25/2037	7,725,632
26,775,996	Alternative Loan Trust, Series 2007-5CB-1A31	5.50%		04/25/2037	22,523,939
8,896,066	Alternative Loan Trust, Series 2007-5CB-2A1	6.00%		04/25/2037	7,196,251
8,484,791	Alternative Loan Trust, Series 2007-6-A1	5.75%		04/25/2047	7,517,575
84,138,867	Alternative Loan Trust, Series 2007-HY4-4A1	3.49%	#	06/25/2047	80,049,280
111,275,093	Alternative Loan Trust, Series 2007-HY9-A2 (1 Month LIBOR USD + 0.27%)	1.82%		08/25/2047	97,392,468
1,447,662	American Home Mortgage Investment Trust, Series 2005-1-7A2 (6 Month LIBOR USD + 2.00%)	3.56%		06/25/2045	1,462,584
7,405,285	American Home Mortgage Investment Trust, Series 2005-4-3A1 (1 Month LIBOR USD + 0.30%)	1.85%		11/25/2045	6,772,825
29,206,431	American Home Mortgage Investment Trust, Series 2005-4-5A (6 Month LIBOR USD + 1.75%)	3.41%		11/25/2045	23,296,694
2,282,867	American Home Mortgage Investment Trust, Series 2006-2-3A4	6.60%	#ß	06/25/2036	902,562
8,036,260	American Home Mortgage Investment Trust, Series 2007-A-13A1	6.60%	#^ß	01/25/2037	3,967,979
16,500,000	Ameriquest Mortgage Securities, Inc., Series 2004-R8-M2 (1 Month LIBOR USD + 1.02%)	2.57%		09/25/2034	16,401,114
10,860,989	Amortizing Residential Collateral Trust, Series 2002-BC7-M1 (1 Month LIBOR USD + 1.20%)	2.75%		10/25/2032	9,440,777
146,732	Argent Securities, Inc., Series 2004-W6-M1 (1 Month LIBOR USD + 0.83%)	2.38%		05/25/2034	146,696
2,852,190	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2003-HE6-M1 (1 Month LIBOR USD + 0.98%)	2.53%		11/25/2033	2,824,296
705,082	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2004-HE3-M2 (1 Month LIBOR USD + 1.68%)	3.23%		06/25/2034	689,349
35,655,868	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2006-HE7-A1 (1 Month LIBOR USD + 0.14%)	1.69%		11/25/2036	32,189,418
15,683,110	Banc of America Alternative Loan Trust, Series 2005-10-2CB1	6.00%		11/25/2035	15,934,075
2,127,778	Banc of America Alternative Loan Trust, Series 2005-10-4A1	5.75%		11/25/2035	2,027,931
8,399,337	Banc of America Alternative Loan Trust, Series 2005-11-2CB1	6.00%		12/25/2035	8,421,105
3,010,556	Banc of America Alternative Loan Trust, Series 2005-5-2CB1	6.00%		06/25/2035	2,963,985
4,505,741	Banc of America Alternative Loan Trust, Series 2005-6-2CB2	6.00%		07/25/2035	4,487,458
2,766,035	Banc of America Alternative Loan Trust, Series 2005-6-4CB1	6.50%		07/25/2035	2,661,155
1,749,659	Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	1,778,046
8,309,404	Banc of America Alternative Loan Trust, Series 2006-1-3CB1	6.50%		02/25/2036	8,332,401
4,564,060	Banc of America Alternative Loan Trust, Series 2006-2-1CB1	6.00%		03/25/2036	4,494,792
5,679,423	Banc of America Alternative Loan Trust, Series 2006-2-3CB1	6.50%		03/25/2036	5,067,067
4,696,222	Banc of America Alternative Loan Trust, Series 2006-3-4CB1	6.50%		04/25/2036	4,314,363
1,373,729	Banc of America Alternative Loan Trust, Series 2006-5-CB14 (1 Month LIBOR USD + 1.10%)	6.00%		06/25/2046	1,254,108
2,994,892	Banc of America Alternative Loan Trust, Series 2006-6-CB3	6.00%		07/25/2046	2,677,069
13,075,653	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.00%	#ß	10/25/2036	7,995,852
4,331,855	Banc of America Alternative Loan Trust, Series 2006-8-1A1 (1 Month LIBOR USD + 6.50%)	4.95%	I/FI/O	11/25/2036	679,439
1,543,848	Banc of America Alternative Loan Trust, Series 2006-8-1A2 (1 Month LIBOR USD + 0.45%)	2.00%		11/25/2036	1,296,872
7,194,980	Banc of America Alternative Loan Trust, Series 2006-9-1CB1	6.00%		01/25/2037	6,443,585
1,055,960	Banc of America Alternative Loan Trust, Series 2007-2-2A1	6.00%		06/25/2037	983,848
7,346,687	Banc of America Funding Corporation, Series 2006-2-3A1	6.00%		03/25/2036	7,457,071
241,668	Banc of America Funding Corporation, Series 2006-2-4A1 (1 Month LIBOR USD + 22.80%)	18.14%	I/F	03/25/2036	323,827
900,281	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	884,933
4,528,370	Banc of America Funding Corporation, Series 2006-3-1A1	6.00%		03/25/2036	4,351,915
724,931	Banc of America Funding Corporation, Series 2006-3-6A1	6.21%	#	03/25/2036	733,174
5,812,478	Banc of America Funding Corporation, Series 2006-6-1A7	6.25%		08/25/2036	5,621,493
1,770,904	Banc of America Funding Corporation, Series 2006-7-T2A5	6.04%	#ß	10/25/2036	1,640,690
8,346,808	Banc of America Funding Corporation, Series 2006-7-T2A8	5.91%	#ß	10/25/2036	7,723,316
1,734,170	Banc of America Funding Corporation, Series 2006-8T2-A8	6.10%	#ß	10/25/2036	1,587,445
741,523	Banc of America Funding Corporation, Series 2006-B-7A1	3.56%	#	03/20/2036	699,445
10,393,879	Banc of America Funding Corporation, Series 2006-D-6A1	3.72%	#	05/20/2036	9,624,898
668,882	Banc of America Funding Corporation, Series 2006-G-2A1 (1 Month LIBOR USD + 0.22%)	1.72%		07/20/2036	669,434
401,361	Banc of America Funding Corporation, Series 2006-H-3A1	3.54%	#	09/20/2046	375,697
1,165,343	Banc of America Funding Corporation, Series 2007-1-TA10	5.84%	#ß	01/25/2037	1,075,259
1,694,285	Banc of America Funding Corporation, Series 2007-3-TA1B	5.83%	#	04/25/2037	1,586,996
2,603,960	Banc of America Funding Corporation, Series 2007-5-1A1	5.50%		07/25/2037	2,274,059
2,812,888	Banc of America Funding Corporation, Series 2009-R14A-3A (1 Month LIBOR USD + 16.57%)	13.12%	^I/F	06/26/2035	3,195,004
4,384,196	Banc of America Funding Corporation, Series 2009-R15A-4A2	5.75%	#^	12/26/2036	4,337,035
1,624,074	Banc of America Funding Corporation, Series 2010-R1-3A (1 Month LIBOR USD + 14.28%)	12.23%	^I/F	07/26/2036	1,578,591
573,366	Banc of America Mortgage Securities, Inc., Series 2004-K-4A1	3.39%	#	12/25/2034	576,173
3,655,268	Banc of America Mortgage Securities, Inc., Series 2006-1-A9	6.00%		05/25/2036	3,362,917
446,761	Banc of America Mortgage Securities, Inc., Series 2007-1-2A5	5.75%		01/25/2037	418,988
16,635,047	Bayview Opportunity Master Fund Trust, Series 2017-RN2-A1	3.47%	#^	04/28/2032	16,720,471
3,459,387	BCAP LLC Trust, Series 2007-AA2-2A7	6.00%		04/25/2037	2,990,758
3,745,220	BCAP LLC Trust, Series 2007-AA2-2A8	5.75%		04/25/2037	3,189,999
11,436,137	BCAP LLC Trust, Series 2008-RR3-A1B	6.66%	#^	10/25/2036	7,439,092
3,820,004	BCAP LLC Trust, Series 2009-RR13-18A2	5.75%	#^	07/26/2037	3,487,871
10,007,979	BCAP LLC Trust, Series 2009-RR1-3A3	6.00%	#^Þ	08/26/2037	10,450,046
5,403,345	BCAP LLC Trust, Series 2009-RR4-4A2	5.75%	#^	02/26/2036	4,091,355
3,945,938	BCAP LLC Trust, Series 2010-RR10-5A1	7.00%	#^	04/27/2037	4,239,822
5,492,600	BCAP LLC Trust, Series 2010-RR12-3A15	6.00%	#^	08/26/2037	5,623,404
1,583,818	BCAP LLC Trust, Series 2010-RR5-2A3	6.10%	#^	04/26/2037	1,611,603
132,268	BCAP LLC Trust, Series 2011-RR12-2A5	3.16%	#^	12/26/2036	132,740
6,768,301	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12-13A1	3.80%	#	02/25/2036	6,566,314
7,118,135	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4-4A1	3.60%	#	10/25/2046	6,622,805
8,895,405	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-2A1	3.53%	#	02/25/2047	8,457,005
3,980,783	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-3A1	3.51%	#	02/25/2047	3,484,325
2,947,212	Bear Stearns Alt-A Trust, Series 2004-11-2A3	3.45%	#	11/25/2034	2,933,425
10,845,337	Bear Stearns Alt-A Trust, Series 2006-1-11A1 (1 Month LIBOR USD + 0.48%)	2.03%		02/25/2036	10,352,762
25,995,081	Bear Stearns Alt-A Trust, Series 2006-3-21A1	3.48%	#	05/25/2036	21,334,787
10,500,180	Bear Stearns Alt-A Trust, Series 2006-5-1A1 (1 Month LIBOR USD + 0.34%)	1.89%		08/25/2036	10,197,882
12,451,939	Bear Stearns Alt-A Trust, Series 2006-6-2A1	3.51%	#	11/25/2036	11,413,893
6,983,081	Bear Stearns Alt-A Trust, Series 2006-8-2A1	3.40%	#	08/25/2046	6,578,586
40,238,800	Bear Stearns Alt-A Trust, Series 2007-2-2A1 (12 Month LIBOR USD + 1.88%)	3.66%		12/25/2046	40,449,176
7,135,443	Bear Stearns Asset Backed Securities Trust, Series 2004-AC4-A2	6.00%	#ß	08/25/2034	7,335,157
20,020,566	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-1A	5.75%	#ß	04/25/2035	19,750,176
5,428,748	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-2A1	5.75%	#ß	04/25/2035	5,534,070
70,119,720	Bear Stearns Asset Backed Securities Trust, Series 2005-AC6-22A	5.53%	#	09/25/2035	67,766,558
10,674,037	Bear Stearns Asset Backed Securities Trust, Series 2005-AC7-A4	6.00%	#ß	10/25/2035	10,247,023
13,953,190	Bear Stearns Asset Backed Securities Trust, Series 2006-AC1-1A1	6.25%	#ß	02/25/2036	11,209,036
7,445,606	Bear Stearns Asset Backed Securities Trust, Series 2006-AC5-A1	6.25%	#ß	12/25/2036	7,495,413
19,647,710	Bear Stearns Asset Backed Securities Trust, Series 2007-HE2-2A3 (1 Month LIBOR USD + 0.16%)	1.71%		02/25/2037	19,307,217
1,858,638	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A2A	6.00%		10/25/2036	1,455,788
1,432,071	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	1,088,477
3,206,616	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-23A1	3.46%	#	10/25/2036	3,053,839
19,754,801	Bear Stearns Mortgage Funding Trust, Series 2006-AR3-2A1 (1 Month LIBOR USD + 0.20%)	1.75%		11/25/2036	18,479,075
18,273,066	Bear Stearns Mortgage Funding Trust, Series 2007-AR3-22A1 (1 Month LIBOR USD + 0.16%)	1.71%		04/25/2037	19,593,748
31,995,294	BNC Mortgage Loan Trust, Series 2006-2-A4 (1 Month LIBOR USD + 0.16%)	1.71%		11/25/2036	30,180,051
18,500,000	BNC Mortgage Loan Trust, Series 2007-1-A4 (1 Month LIBOR USD + 0.16%)	1.71%		03/25/2037	17,277,305
9,076,412	CAM Mortgage Trust, Series 2016-2-A1	3.25%	#^ß	06/15/2057	9,105,158
30,594,417	Carrington Mortgage Loan Trust, Series 2007-RFC1-A3 (1 Month LIBOR USD + 0.14%)	1.69%		12/25/2036	26,952,843
2,750,000	Centex Home Equity, Series 2004-A-AF5	5.43%	#ß	01/25/2034	2,803,092
1,364,874	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4-2M1 (1 Month LIBOR USD + 0.90%)	2.45%		03/25/2033	1,319,900
8,359,667	Chase Mortgage Finance Trust, Series 2005-A1-2A4	3.47%	#	12/25/2035	8,275,179
13,260,750	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	11,163,884
7,629,728	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	6,475,984
20,255,595	Chase Mortgage Finance Trust, Series 2006-S4-A8	6.00%		12/25/2036	17,132,790
7,573,322	Chase Mortgage Finance Trust, Series 2007-A2-6A4	3.52%	#	07/25/2037	7,342,493
3,763,532	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	3,137,829
1,925,432	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	1,559,252
3,859,704	Chase Mortgage Finance Trust, Series 2007-S5-1A18	6.00%		07/25/2037	3,483,018
6,334,199	ChaseFlex Trust, Series 2005-1-3A1	6.00%		02/25/2035	6,275,544
1,319,128	ChaseFlex Trust, Series 2006-1-A5	6.16%	#	06/25/2036	1,322,045
5,548,778	ChaseFlex Trust, Series 2006-2-A2B (1 Month LIBOR USD + 0.20%)	1.75%		09/25/2036	5,076,427
4,888,646	ChaseFlex Trust, Series 2007-1-1A1	6.50%		02/25/2037	3,731,710
11,840,057	ChaseFlex Trust, Series 2007-M1-2F4	4.36%	#ß	08/25/2037	11,320,638
12,314,711	ChaseFlex Trust, Series 2007-M1-2F5	4.36%	#ß	08/25/2037	11,773,512
61,663,206	CHL Mortgage Pass-Through Trust, Series 2007-21-1A1	6.25%		02/25/2038	52,622,104
19,771,088	CHL Mortgage Pass-Through Trust, Series 2007-HYB1-2A1	3.11%	#	03/25/2037	18,198,098
65,959,595	CIM Trust, Series 2016-1RR-B2	12.32%	#^	08/26/2055	60,158,119
75,440,246	CIM Trust, Series 2016-2RR-B2	9.40%	#^	02/29/2056	70,545,404
25,870,607	CIM Trust, Series 2016-3RR-B2	3.86%	#^	02/25/2056	26,776,073
73,074,681	CIM Trust, Series 2016-3RR-B2	11.02%	#^	02/27/2056	67,694,295
50,188,672	CIM Trust, Series 2017-3RR-B2	16.78%	#^	01/29/2057	55,957,764
206,938,872	CIM Trust, Series 2017-6-A1	3.02%	#^	06/25/2057	205,297,123
178,423,174	CIM Trust, Series 2017-8-A1	3.00%	#^	12/25/2065	178,824,947
7,276,535	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	7,425,251
1,595,447	Citicorp Mortgage Securities, Inc., Series 2006-7-1A1	6.00%		12/25/2036	1,439,348
6,594,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-2-A5	5.53%	#ß	09/25/2036	6,696,297
23,635,355	Citicorp Residential Mortgage Securities, Inc., Series 2007-1-A4	5.51%	#ß	03/25/2037	24,642,793
14,028,059	Citigroup Mortgage Loan Trust, Series 2006-AR3-1A1A	3.43%	#	06/25/2036	14,059,170
2,439,646	Citigroup Mortgage Loan Trust, Inc., Series 2005-5-2A2	5.75%		08/25/2035	1,969,780
1,296,556	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A1	5.50%		11/25/2035	1,238,909
3,682,395	Citigroup Mortgage Loan Trust, Inc., Series 2006-4-2A1A	6.00%		12/25/2035	3,612,258
45,816,459	Citigroup Mortgage Loan Trust, Inc., Series 2006-AMC1-A1 (1 Month LIBOR USD + 0.15%)	1.70%	^	09/25/2036	44,266,419
3,877,779	Citigroup Mortgage Loan Trust, Inc., Series 2006-FX1-A6	5.85%	#ß	10/25/2036	3,092,580
2,125,619	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1-A2D	4.99%	#ß	03/25/2036	1,562,781
13,081,843	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2D	6.16%	#ß	05/25/2036	7,938,314
7,580,000	Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3-M1 (1 Month LIBOR USD + 0.29%)	1.84%		10/25/2036	7,554,833
5,375,126	Citigroup Mortgage Loan Trust, Inc., Series 2007-10-1A1A	5.42%	#	04/25/2037	5,415,239
906,970	Citigroup Mortgage Loan Trust, Inc., Series 2007-12-2A1	6.50%	^	10/25/2036	747,822
269,603	Citigroup Mortgage Loan Trust, Inc., Series 2007-2-2A	6.00%		11/25/2036	276,131
26,684,387	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-1A1	5.75%	^	04/25/2047	22,953,419
1,407,329	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-2A2	6.50%	#^	05/25/2037	1,363,855
91,379,634	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2-A1 (1 Month LIBOR USD + 0.14%)	1.69%	^	01/25/2037	78,279,779
4,314,577	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5-1A3A	3.76%	#	04/25/2037	4,092,270
5,499,397	Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A3A	5.97%	#ß	01/25/2037	3,878,788
12,122,651	Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A5A	5.76%	#ß	01/25/2037	8,552,205
8,277,835	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3-A2 (1 Month LIBOR USD + 0.16%)	1.71%		06/25/2037	8,291,642
15,079,609	Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-1A1B	3.60%	#^	11/25/2038	15,297,719
8,447,028	Citigroup Mortgage Loan Trust, Inc., Series 2010-7-9A4	6.00%	#^	10/25/2037	7,895,957
129,904,344	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A4	6.00%	#^	11/25/2036	132,661,616
105,390,667	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-6A4	6.00%	#^	12/25/2036	105,115,555
78,488,887	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-7A4	6.00%	#^	06/25/2037	77,497,972
32,386,657	Citigroup Mortgage Loan Trust, Inc., Series 2014-J2-A1	3.50%	#^	11/25/2044	33,103,192
4,779,771	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	4,540,064
4,523,125	CitiMortgage Alternative Loan Trust, Series 2006-A3-1A13	6.00%		07/25/2036	4,367,093
3,209,572	CitiMortgage Alternative Loan Trust, Series 2006-A4-1A8	6.00%		09/25/2036	3,093,522
1,142,276	CitiMortgage Alternative Loan Trust, Series 2006-A5-2A1	5.50%		10/25/2021	1,176,175
3,419,848	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	3,194,421
5,423,202	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A5	6.00%		01/25/2037	5,107,829
2,644,170	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	2,490,405
6,765,447	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A9 (1 Month LIBOR USD + 5.40%)	3.85%	I/FI/O	01/25/2037	805,917
5,635,524	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A1	6.00%	#	03/25/2037	5,388,749
12,969,147	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A3 (1 Month LIBOR USD + 5.40%)	3.85%	I/FI/O	03/25/2037	1,538,669
5,082,331	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A4	5.75%		03/25/2037	4,813,379
9,490,745	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A3 (1 Month LIBOR USD + 0.33%)	1.88%		04/25/2037	7,741,584
9,490,745	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A4 (1 Month LIBOR USD + 6.67%)	5.12%	I/FI/O	04/25/2037	1,611,788
1,380,357	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A11	6.00%		05/25/2037	1,303,787
18,199,001	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A8	6.00%		05/25/2037	17,189,479
596,177	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	554,348
3,510,583	COLT Funding LLC, Series 2015-1-A1F	4.00%	#^	12/26/2045	3,530,854
27,963,922	Countrywide Alternative Loan Trust, Series 2004-36CB-1A1	6.00%		02/25/2035	26,172,598
6,733,817	Countrywide Alternative Loan Trust, Series 2005-13CB-A3	5.50%		05/25/2035	6,742,098
5,091,203	Countrywide Alternative Loan Trust, Series 2005-20CB-2A1 (1 Month LIBOR USD + 0.50%)	2.05%		07/25/2035	3,987,752
10,394,539	Countrywide Alternative Loan Trust, Series 2005-20CB-2A2 (1 Month LIBOR USD + 5.00%)	3.45%	I/FI/O	07/25/2035	1,152,845
587,758	Countrywide Alternative Loan Trust, Series 2005-20CB-4A1	5.25%		07/25/2020	580,472
3,789,664	Countrywide Alternative Loan Trust, Series 2005-26CB-A11 (1 Month LIBOR USD + 13.05%)	10.24%	I/F	07/25/2035	3,979,000
5,267,480	Countrywide Alternative Loan Trust, Series 2005-28CB-1A2 (1 Month LIBOR USD + 0.75%)	2.30%		08/25/2035	4,447,723
1,926,129	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	1,556,807
2,630,724	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	2,542,438
8,459,572	Countrywide Alternative Loan Trust, Series 2005-48T1-A2	5.50%		11/25/2035	7,686,001
3,233,638	Countrywide Alternative Loan Trust, Series 2005-54CB-3A4	5.50%		11/25/2035	2,858,681
30,743,472	Countrywide Alternative Loan Trust, Series 2005-57CB-1A1	5.50%		12/25/2035	28,156,968
672,632	Countrywide Alternative Loan Trust, Series 2005-60T1-A7 (1 Month LIBOR USD + 35.93%)	24.55%	I/F	12/25/2035	984,839
1,000,558	Countrywide Alternative Loan Trust, Series 2005-64CB-1A14	5.50%		12/25/2035	999,317
14,521,850	Countrywide Alternative Loan Trust, Series 2005-64CB-1A4	5.50%		12/25/2035	14,503,843
2,312,713	Countrywide Alternative Loan Trust, Series 2005-73CB-1A5 (1 Month LIBOR USD + 0.80%)	2.35%		01/25/2036	1,997,441
5,818,307	Countrywide Alternative Loan Trust, Series 2005-73CB-1A6 (1 Month LIBOR USD + 4.70%)	3.15%	I/FI/O	01/25/2036	501,408
51,467,350	Countrywide Alternative Loan Trust, Series 2005-77T1-1A1	6.00%		02/25/2036	40,599,160
1,241,625	Countrywide Alternative Loan Trust, Series 2005-79CB-A5	5.50%		01/25/2036	1,062,478
36,709,584	Countrywide Alternative Loan Trust, Series 2005-85CB-1A1	6.00%		02/25/2036	29,343,072
3,051,928	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6 (1 Month LIBOR USD + 21.63%)	15.94%	I/F	02/25/2036	3,787,064
1,767,837	Countrywide Alternative Loan Trust, Series 2005-86CB-A5	5.50%		02/25/2036	1,573,353
3,462,271	Countrywide Alternative Loan Trust, Series 2005-J10-1A11	5.50%		10/25/2035	3,152,836
787,932	Countrywide Alternative Loan Trust, Series 2005-J10-1A13 (1 Month LIBOR USD + 0.70%)	2.25%		10/25/2035	633,460
369,102	Countrywide Alternative Loan Trust, Series 2005-J10-1A15	5.50%		10/25/2035	336,114
885,769	Countrywide Alternative Loan Trust, Series 2005-J11-1A3	5.50%		11/25/2035	777,688
1,200,651	Countrywide Alternative Loan Trust, Series 2005-J11-6A1	6.50%		09/25/2032	1,171,172
1,151,952	Countrywide Alternative Loan Trust, Series 2005-J13-2A5 (1 Month LIBOR USD + 0.48%)	2.03%		11/25/2035	891,849
2,303,905	Countrywide Alternative Loan Trust, Series 2005-J13-2A6 (1 Month LIBOR USD + 5.02%)	3.47%	I/FI/O	11/25/2035	307,419
3,891,000	Countrywide Alternative Loan Trust, Series 2005-J1-5A3	5.50%		02/25/2035	3,851,787
1,258,299	Countrywide Alternative Loan Trust, Series 2005-J1-7A1	5.50%		01/25/2020	1,256,438
1,091,667	Countrywide Alternative Loan Trust, Series 2005-J2-1A5 (1 Month LIBOR USD + 0.50%)	2.05%		04/25/2035	976,175
3,358,976	Countrywide Alternative Loan Trust, Series 2005-J2-1A6 (1 Month LIBOR USD + 5.00%)	3.45%	I/FI/O	04/25/2035	288,657
10,693,334	Countrywide Alternative Loan Trust, Series 2005-J3-2A8 (1 Month LIBOR USD + 0.30%)	1.85%		05/25/2035	9,816,687
10,693,334	Countrywide Alternative Loan Trust, Series 2005-J3-2A9 (1 Month LIBOR USD + 5.20%)	3.65%	I/FI/O	05/25/2035	1,020,163
4,464,105	Countrywide Alternative Loan Trust, Series 2006-12CB-A3 (1 Month LIBOR USD + 5.75%)	5.75%		05/25/2036	3,643,761
45,406,618	Countrywide Alternative Loan Trust, Series 2006-15CB-A1	6.50%		06/25/2036	36,570,926
1,432,817	Countrywide Alternative Loan Trust, Series 2006-18CB-A12 (1 Month LIBOR USD + 0.60%)	2.15%		07/25/2036	1,031,263
1,432,817	Countrywide Alternative Loan Trust, Series 2006-18CB-A13 (1 Month LIBOR USD + 5.50%)	3.95%	I/FI/O	07/25/2036	234,711
7,158,736	Countrywide Alternative Loan Trust, Series 2006-19CB-A12 (1 Month LIBOR USD + 0.40%)	1.95%		08/25/2036	5,121,435
9,707,676	Countrywide Alternative Loan Trust, Series 2006-19CB-A13 (1 Month LIBOR USD + 5.60%)	4.05%	I/FI/O	08/25/2036	1,678,420
1,494,441	Countrywide Alternative Loan Trust, Series 2006-19CB-A15	6.00%		08/25/2036	1,340,635
2,434,925	Countrywide Alternative Loan Trust, Series 2006-24CB-A11	5.75%		06/25/2036	2,060,680
7,126,728	Countrywide Alternative Loan Trust, Series 2006-24CB-A14 (1 Month LIBOR USD + 7.15%)	5.60%	I/FI/O	06/25/2036	1,804,276
5,714,708	Countrywide Alternative Loan Trust, Series 2006-24CB-A22	6.00%		06/25/2036	4,919,757
6,133,598	Countrywide Alternative Loan Trust, Series 2006-24CB-A5 (1 Month LIBOR USD + 0.60%)	2.15%		06/25/2036	4,074,657
2,290,760	Countrywide Alternative Loan Trust, Series 2006-26CB-A17	6.25%		09/25/2036	1,892,801
2,940,385	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	2,476,256
5,182,613	Countrywide Alternative Loan Trust, Series 2006-29T1-1A2	6.25%		10/25/2036	4,381,099
808,273	Countrywide Alternative Loan Trust, Series 2006-29T1-2A12 (1 Month LIBOR USD + 46.15%)	36.06%	I/F	10/25/2036	1,613,648
495,085	Countrywide Alternative Loan Trust, Series 2006-29T1-2A23 (1 Month LIBOR USD + 33.37%)	26.64%	I/F	10/25/2036	798,532
5,408,322	Countrywide Alternative Loan Trust, Series 2006-30T1-1A2	6.25%		11/25/2036	4,848,467
3,740,422	Countrywide Alternative Loan Trust, Series 2006-32CB-A1 (1 Month LIBOR USD + 0.67%)	2.22%		11/25/2036	2,580,250
6,239,023	Countrywide Alternative Loan Trust, Series 2006-32CB-A2 (1 Month LIBOR USD + 5.33%)	3.78%	I/FI/O	11/25/2036	1,277,924
6,485,449	Countrywide Alternative Loan Trust, Series 2006-36T2-2A1	6.25%		12/25/2036	4,705,605
1,920,147	Countrywide Alternative Loan Trust, Series 2006-39CB-1A10	6.00%		01/25/2037	1,875,357
17,206,792	Countrywide Alternative Loan Trust, Series 2006-39CB-2A2 (1 Month LIBOR USD + 6.55%)	5.00%	I/FI/O	01/25/2037	4,280,200
5,859,724	Countrywide Alternative Loan Trust, Series 2006-39CB-2A4 (1 Month LIBOR USD + 0.45%)	2.00%		01/25/2037	1,195,447
2,923,724	Countrywide Alternative Loan Trust, Series 2006-40T1-1A11	6.00%		01/25/2037	2,713,840
4,976,075	Countrywide Alternative Loan Trust, Series 2006-40T1-1A4 (1 Month LIBOR USD + 5.45%)	3.90%	I/FI/O	01/25/2037	688,609
5,372,730	Countrywide Alternative Loan Trust, Series 2006-41CB-1A10	6.00%		01/25/2037	4,657,141
5,657,601	Countrywide Alternative Loan Trust, Series 2006-41CB-1A9	6.00%		01/25/2037	4,904,070
4,885,273	Countrywide Alternative Loan Trust, Series 2006-45T1-1A4 (1 Month LIBOR USD + 0.60%)	2.15%		02/25/2037	2,177,538
4,885,273	Countrywide Alternative Loan Trust, Series 2006-45T1-1A5 (1 Month LIBOR USD + 5.40%)	3.85%	I/FI/O	02/25/2037	705,958
1,597,781	Countrywide Alternative Loan Trust, Series 2006-6CB-1A4	5.50%		05/25/2036	1,473,599
9,671,062	Countrywide Alternative Loan Trust, Series 2006-J1-1A3	5.50%		02/25/2036	8,839,060
4,766,508	Countrywide Alternative Loan Trust, Series 2006-J1-1A10	5.50%		02/25/2036	4,356,445
1,795,658	Countrywide Alternative Loan Trust, Series 2006-J4-2A2	6.00%		07/25/2036	1,574,876
1,080,042	Countrywide Alternative Loan Trust, Series 2007-11T1-A24 (1 Month LIBOR USD + 39.90%)	30.59%	I/F	05/25/2037	1,915,287
17,133,372	Countrywide Alternative Loan Trust, Series 2007-15CB-A1	6.00%		07/25/2037	16,063,385
11,956,263	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1 (1 Month LIBOR USD + 0.45%)	2.00%		08/25/2037	6,584,052
3,462,235	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2 (1 Month LIBOR USD + 54.58%)	41.65%	I/F	08/25/2037	7,161,903
6,544,954	Countrywide Alternative Loan Trust, Series 2007-16CB-4A7	6.00%		08/25/2037	6,418,429
9,898,545	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10 (1 Month LIBOR USD + 29.90%)	22.76%	I/F	08/25/2037	15,701,696
1,541,115	Countrywide Alternative Loan Trust, Series 2007-18CB-2A25	6.00%		08/25/2037	1,369,596
999,927	Countrywide Alternative Loan Trust, Series 2007-19-1A10 (1 Month LIBOR USD + 39.00%)	29.69%	I/F	08/25/2037	1,924,131
14,696,787	Countrywide Alternative Loan Trust, Series 2007-19-1A4	6.00%		08/25/2037	12,021,725
35,456,038	Countrywide Alternative Loan Trust, Series 2007-19-2A1	6.50%		08/25/2037	26,545,344
4,997,130	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2 (1 Month LIBOR USD + 28.40%)	22.19%	I/F	09/25/2037	6,978,369
24,079,697	Countrywide Alternative Loan Trust, Series 2007-22-2A16	6.50%		09/25/2037	17,201,625
12,535,086	Countrywide Alternative Loan Trust, Series 2007-23CB-A3 (1 Month LIBOR USD + 0.50%)	2.05%		09/25/2037	8,282,056
17,789,885	Countrywide Alternative Loan Trust, Series 2007-23CB-A4 (1 Month LIBOR USD + 6.50%)	4.95%	I/FI/O	09/25/2037	3,968,591
16,260,984	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	5,017,000
6,722,605	Countrywide Alternative Loan Trust, Series 2007-5CB-1A18 (1 Month LIBOR USD + 5.65%)	4.10%	I/FI/O	04/25/2037	1,095,776
6,722,605	Countrywide Alternative Loan Trust, Series 2007-5CB-1A23 (1 Month LIBOR USD + 0.55%)	2.10%		04/25/2037	4,580,490
5,599,413	Countrywide Alternative Loan Trust, Series 2007-6-A4	5.75%		04/25/2047	4,961,113
455,047	Countrywide Alternative Loan Trust, Series 2007-8CB-A12 (1 Month LIBOR USD + 40.20%)	30.89%	I/F	05/25/2037	881,998
485,755	Countrywide Alternative Loan Trust, Series 2007-8CB-A8 (1 Month LIBOR USD + 40.08%)	30.77%	I/F	05/25/2037	938,296
738,332	Countrywide Alternative Loan Trust, Series 2007-9T1-1A4 (1 Month LIBOR USD + 0.50%)	2.05%		05/25/2037	378,916
738,332	Countrywide Alternative Loan Trust, Series 2007-9T1-1A5 (1 Month LIBOR USD + 5.50%)	3.95%	I/FI/O	05/25/2037	134,773
20,223,914	Countrywide Alternative Loan Trust, Series 2007-9T1-1A6	6.00%		05/25/2037	15,110,702
2,121,259	Countrywide Alternative Loan Trust, Series 2007-9T1-2A1	6.00%		05/25/2037	1,558,889
253,963	Countrywide Alternative Loan Trust, Series 2007-9T1-3A1	5.50%		05/25/2022	161,205
54,920,516	Countrywide Alternative Loan Trust, Series 2007-HY2-1A	3.34%	#	03/25/2047	50,897,583
3,273,548	Countrywide Alternative Loan Trust, Series 2007-HY5R-2A1B	3.70%	#	03/25/2047	3,250,188
3,804,415	Countrywide Asset-Backed Certificates, Series 2003-BC6-M1 (1 Month LIBOR USD + 0.83%)	2.38%		11/25/2033	3,698,186
907,526	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	4.67%	#	04/25/2036	838,083
21,582,446	Countrywide Asset-Backed Certificates, Series 2005-4-AF5B	4.70%	#ß	10/25/2035	22,164,108
2,249,594	Countrywide Home Loans, Series 2003-60-4A1	3.56%	#	02/25/2034	2,269,588
2,908,575	Countrywide Home Loans, Series 2004-R2-1AF1 (1 Month LIBOR USD + 0.42%)	1.97%	^	11/25/2034	2,626,712
2,830,037	Countrywide Home Loans, Series 2004-R2-1AS	4.83%	#^I/O	11/25/2034	277,869
6,032,540	Countrywide Home Loans, Series 2005-20-A5	5.50%		10/25/2035	5,856,014
4,358,518	Countrywide Home Loans, Series 2005-20-A8	5.25%		10/25/2035	4,302,219
13,990,638	Countrywide Home Loans, Series 2005-23-A1	5.50%		11/25/2035	13,148,990
3,616,303	Countrywide Home Loans, Series 2005-24-A8	5.50%		11/25/2035	3,224,165
1,037,057	Countrywide Home Loans, Series 2005-27-2A1	5.50%		12/25/2035	899,770
1,809,847	Countrywide Home Loans, Series 2005-28-A7	5.25%		01/25/2019	1,597,761
22,212,318	Countrywide Home Loans, Series 2005-HYB1-4A1	3.39%	#	03/25/2035	21,508,057
3,068,038	Countrywide Home Loans, Series 2005-HYB8-1A1	3.44%	#	12/20/2035	2,707,298
4,105,764	Countrywide Home Loans, Series 2005-J3-2A4	4.50%		09/25/2035	3,958,311
2,577,361	Countrywide Home Loans, Series 2005-J4-A5	5.50%		11/25/2035	2,532,998
900,751	Countrywide Home Loans, Series 2005-R1-1AF1 (1 Month LIBOR USD + 0.36%)	1.91%	^	03/25/2035	839,492
876,668	Countrywide Home Loans, Series 2005-R1-1AS	4.90%	#^I/O	03/25/2035	83,255
6,937,817	Countrywide Home Loans, Series 2006-16-2A1	6.50%		11/25/2036	5,782,644
7,205,915	Countrywide Home Loans, Series 2006-1-A2	6.00%		03/25/2036	6,258,856
2,792,579	Countrywide Home Loans, Series 2006-20-1A21	6.00%		02/25/2037	2,438,364
1,740,247	Countrywide Home Loans, Series 2006-J3-A4	5.50%		05/25/2036	1,760,098
7,390,110	Countrywide Home Loans, Series 2007-10-A7	6.00%		07/25/2037	6,487,413
24,913,746	Countrywide Home Loans, Series 2007-11-A1	6.00%		08/25/2037	21,433,642
14,521,553	Countrywide Home Loans, Series 2007-12-A9	5.75%		08/25/2037	13,351,151
6,452,751	Countrywide Home Loans, Series 2007-13-A1	6.00%		08/25/2037	5,751,059
7,558,187	Countrywide Home Loans, Series 2007-13-A10	6.00%		08/25/2037	6,736,286
7,687,282	Countrywide Home Loans, Series 2007-15-1A1	6.25%		09/25/2037	7,161,752
847,688	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	789,737
3,777,406	Countrywide Home Loans, Series 2007-15-1A29	6.25%		09/25/2037	3,512,965
8,212,694	Countrywide Home Loans, Series 2007-17-1A2	6.00%		10/25/2037	7,835,090
1,031,561	Countrywide Home Loans, Series 2007-18-1A1	6.00%		11/25/2037	942,650
7,898,073	Countrywide Home Loans, Series 2007-3-A1	6.00%		04/25/2037	7,019,307
3,041,827	Countrywide Home Loans, Series 2007-3-A12	6.00%		04/25/2037	2,703,383
5,909,484	Countrywide Home Loans, Series 2007-4-1A39	6.00%		05/25/2037	4,831,845
2,844,439	Countrywide Home Loans, Series 2007-5-A2	5.75%		05/25/2037	2,589,441
9,824,225	Countrywide Home Loans, Series 2007-7-A1	6.00%		06/25/2037	9,161,049
2,944,967	Countrywide Home Loans, Series 2007-7-A2	5.75%		06/25/2037	2,713,472
8,490,030	Countrywide Home Loans, Series 2007-8-1A4	6.00%		01/25/2038	7,131,883
4,455,537	Countrywide Home Loans, Series 2007-8-1A5	5.44%		01/25/2038	3,599,017
10,344,819	Countrywide Home Loans, Series 2007-8-1A9 (1 Month LIBOR USD + 6.00%)	6.00%		01/25/2038	8,689,961
1,773,071	Countrywide Home Loans, Series 2007-9-A11	5.75%		07/25/2037	1,638,285
11,128,299	Countrywide Home Loans, Series 2007-HY1-1A1	3.55%	#	04/25/2037	10,971,230
26,547,520	Countrywide Home Loans, Series 2007-J1-2A1	6.00%		02/25/2037	20,915,658
701,079	Countrywide Home Loans, Series 2007-J3-A1 (1 Month LIBOR USD + 0.50%)	2.05%		07/25/2037	451,336
3,505,396	Countrywide Home Loans, Series 2007-J3-A2 (1 Month LIBOR USD + 5.50%)	3.95%	I/FI/O	07/25/2037	445,898
5,016,869	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-3-A4B	6.11%	#ß	11/25/2036	1,959,126
3,170,417	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-4-A6A	5.68%	#ß	12/25/2036	1,524,592
10,979,762	Credit Suisse First Boston Mortgage Backed Trust, Series 2007-1-1A1A	5.90%	#	05/25/2037	5,465,012
94,337	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-AR8-2A1	3.36%	#	09/25/2034	94,251
4,099,911	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A4	5.50%		11/25/2035	4,019,166
863,093	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	846,085
13,631,606	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	13,132,757
10,375,602	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-7A1	7.00%		01/25/2036	4,190,424
5,796,398	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-3A10	5.50%		09/25/2035	5,826,254
5,023,946	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-7A1	7.00%		09/25/2035	4,190,410
2,427,288	Credit Suisse Mortgage Capital Certificates, Series 2005-1R-2A5	5.75%	^	12/26/2035	2,286,441
18,260,188	Credit Suisse Mortgage Capital Certificates, Series 2006-1-2A1	6.00%		02/25/2036	13,859,443
2,949,905	Credit Suisse Mortgage Capital Certificates, Series 2006-2-3A1	6.50%		03/25/2036	1,822,882
3,388,750	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A1 (1 Month LIBOR USD + 0.70%)	2.25%		03/25/2036	1,932,150
18,941,554	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A2 (1 Month LIBOR USD + 5.30%)	3.75%	I/FI/O	03/25/2036	3,342,463
3,945,499	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A3	6.25%		03/25/2036	2,981,504
10,678,099	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A4	6.00%		03/25/2036	7,934,881
3,988,671	Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A3	5.50%		04/25/2036	3,707,395
2,411,253	Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A4	5.50%		04/25/2036	2,245,943
4,110,794	Credit Suisse Mortgage Capital Certificates, Series 2006-4-1A8 (1 Month LIBOR USD + 1.00%)	6.00%		05/25/2036	3,516,005
20,894,800	Credit Suisse Mortgage Capital Certificates, Series 2006-4-4A1	7.00%		05/25/2036	9,636,049
11,782,500	Credit Suisse Mortgage Capital Certificates, Series 2006-6-1A4	6.00%		07/25/2036	10,007,470
11,139,248	Credit Suisse Mortgage Capital Certificates, Series 2006-6-3A1	7.00%		07/25/2036	3,457,516
231,611	Credit Suisse Mortgage Capital Certificates, Series 2006-7-3A11	6.00%		08/25/2036	190,848
3,879,195	Credit Suisse Mortgage Capital Certificates, Series 2006-7-7A5	6.00%		08/25/2036	3,777,447
7,600,775	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	6,986,545
25,693,898	Credit Suisse Mortgage Capital Certificates, Series 2006-9-3A1	6.00%		11/25/2036	23,931,551
6,916,157	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	5,431,771
5,919,915	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A14	6.00%		11/25/2036	5,716,608
961,883	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A15 (1 Month LIBOR USD + 39.90%)	31.94%	I/F	11/25/2036	1,693,733
11,362,511	Credit Suisse Mortgage Capital Certificates, Series 2007-1-1A4	6.13%	#	02/25/2037	5,511,976
5,872,962	Credit Suisse Mortgage Capital Certificates, Series 2007-1-5A14	6.00%		02/25/2037	5,338,626
8,921,115	Credit Suisse Mortgage Capital Certificates, Series 2007-3-2A10	6.00%		04/25/2037	6,847,618
6,234,407	Credit Suisse Mortgage Capital Certificates, Series 2007-5-2A5	5.00%		08/25/2037	5,148,764
50,008,361	Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A19	6.00%		08/25/2037	40,982,382
22,538,010	Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A9	6.00%		08/25/2037	17,857,048
9,548,980	Credit Suisse Mortgage Capital Certificates, Series 2008-2R-1A1	6.00%	^	07/25/2037	8,879,635
2,853,065	Credit Suisse Mortgage Capital Certificates, Series 2009-1R-4A2	3.70%	#^	07/20/2035	2,769,846
5,090,419	Credit Suisse Mortgage Capital Certificates, Series 2010-13R-1A2	5.50%	#^	12/26/2035	5,037,093
93,898,000	Credit Suisse Mortgage Capital Certificates, Series 2010-17R-6A1	3.08%	#^Þ	06/26/2037	93,835,727
17,031,774	Credit Suisse Mortgage Capital Certificates, Series 2010-2R-4A17	6.00%	#^	03/26/2037	16,663,574
17,246,388	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-8A17	6.00%	#^	06/26/2037	17,020,795
1,601,512	Credit Suisse Mortgage Capital Certificates, Series 2010-6R-2A6A	6.25%	^	07/26/2037	1,615,265
13,637,720	Credit Suisse Mortgage Capital Certificates, Series 2010-7R-4A17	6.00%	#^	04/26/2037	13,104,754
23,532,217	Credit Suisse Mortgage Capital Certificates, Series 2010-9R-2A5	4.00%	^	02/27/2038	23,878,552
14,323,365	Credit Suisse Mortgage Capital Certificates, Series 2012-10R-4A2	3.40%	#^	08/26/2046	13,339,876
50,709,444	Credit Suisse Mortgage Capital Certificates, Series 2013-6-1A1	2.50%	#^	07/25/2028	50,384,574
47,871,018	Credit Suisse Mortgage Capital Certificates, Series 2013-9R-A1	3.00%	#^	05/27/2043	45,279,607
22,773,521	Credit Suisse Mortgage Capital Certificates, Series 2013-IVR4-A2	3.00%	#^	07/25/2043	22,357,519
5,716,690	Credit Suisse Mortgage Capital Certificates, Series 2014-WIN1-2A4	3.00%	#^	09/25/2044	5,694,938
84,688,582	Credit Suisse Mortgage Capital Certificates, Series 2015-1-A1	2.50%	#^	01/25/2045	83,251,628
72,722,998	Credit Suisse Mortgage Capital Certificates, Series 2015-RPL1-A1	3.63%	#^ß	02/25/2057	72,942,163
86,423,063	Credit Suisse Mortgage Capital Certificates, Series 2015-RPL2-A1A	3.75%	#^ß	11/25/2057	87,191,891
74,118,923	Credit Suisse Mortgage Trust, Series 2017-1A-A	4.50%	^	03/25/2021	74,897,365
58,389,435	Credit Suisse Mortgage Trust, Series 2017-6R1-A1	2.90%	#^	03/06/2047	59,278,724
125,523	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6-A4	3.73%	#ß	06/25/2035	125,353
14,215,478	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB4-AV3 (1 Month LIBOR USD + 0.15%)	1.70%		05/25/2036	11,659,478
9,750,000	Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1-A3	5.83%	#^ß	12/25/2036	9,971,794
13,374,043	CSMC Trust, Series 2006-4-6A1	6.00%		05/25/2036	10,650,807
8,462,724	CSMC Trust, Series 2007-1-3A1	6.00%		02/25/2022	4,974,834
87,300	CSMC Trust, Series 2007-2-2A1	5.00%		03/25/2037	86,514
34,930,646	CSMC Trust, Series 2010-4R-3A17	6.00%	#^	06/26/2037	35,495,810
32,192,935	CSMC Trust, Series 2013-IVR4-A11	3.48%	#^	07/27/2043	32,079,503
135,420,372	CSMC Trust, Series 2015-PR2-A1	4.25%	#^ß	07/26/2055	134,356,198
23,803,940	CSMC Trust, Series 2015-RPL3-A1	3.75%	#^ß	12/25/2056	23,991,039
30,194,401	CSMC Trust, Series 2016-PR1-A1	5.50%	#^ß	07/25/2056	29,861,704
14,418,057	CSMC Trust, Series 2017-3R-1A1	3.24%	#^	03/06/2047	14,605,782
74,263,400	CSMC Trust, Series 2017-12R-A1	3.02%	#^	10/29/2046	74,263,400
8,010,929	CSMLT Trust, Series 2015-1-A9	3.50%	#^	05/25/2045	8,162,815
41,659,417	CSMLT Trust, Series 2015-2-A7	3.50%	#^	08/25/2045	42,507,878
13,344,785	CSMLT Trust, Series 2015-3-1A2	3.50%	#^	11/25/2045	13,620,817
17,746,554	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-4-A5	5.50%	#ß	09/25/2035	16,406,699
1,122,733	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-1A6 (1 Month LIBOR USD + 35.93%)	24.55%	I/F	11/25/2035	1,568,675
1,203,140	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A1 (1 Month LIBOR USD + 0.20%)	1.75%		11/25/2035	790,327
3,631,208	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A2 (1 Month LIBOR USD + 5.30%)	3.75%	I/FI/O	11/25/2035	520,540
8,009,068	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-1-1A3A (1 Month LIBOR USD + 0.21%)	1.76%		08/25/2037	7,943,683
31,120,906	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-2-2A1 (1 Month LIBOR USD + 0.30%)	1.85%		09/25/2047	27,454,337
16,985,570	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA5-A1B (1 Month LIBOR USD + 0.22%)	1.77%		08/25/2047	16,029,539
988,357	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2-A2	5.51%	#	06/25/2036	905,600
26,649,242	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A2	5.65%	#	10/25/2036	25,238,546
1,898,438	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3	5.90%	#	10/25/2036	1,799,162
2,789,509	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3A1	5.90%	#	10/25/2036	2,643,637
5,545,787	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A6A1	5.87%	#ß	10/25/2036	5,255,913
13,047,444	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1 (1 Month LIBOR USD + 12.12%)	10.06%	^I/F	04/15/2036	12,996,907
6,170,843	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI1 (1 Month LIBOR USD + 12.11%)	10.04%	^I/F	04/15/2036	6,222,323
10,052,477	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2 (1 Month LIBOR USD + 14.60%)	11.78%	^I/F	04/15/2036	10,390,004
598,084	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI1 (1 Month LIBOR USD + 19.35%)	14.92%	^I/F	04/15/2036	668,983
5,223,466	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI3 (1 Month LIBOR USD + 12.57%)	10.50%	^I/F	04/15/2036	5,080,270
86,505,145	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4 (1 Month LIBOR USD + 12.12%)	10.06%	^I/F	04/15/2036	83,333,537
12,188,250	Deutsche Securities, Inc., Series 2005-6-2A1	5.50%		12/25/2035	10,953,191
1,908,401	Deutsche Securities, Inc., Series 2006-AB4-A1A	6.01%	#	10/25/2036	1,808,450
21,319,804	Equifirst Loan Securitization Trust, Series 2007-1-A2B (1 Month LIBOR USD + 0.19%)	1.74%		04/25/2037	20,599,169
9,375,253	First Franklin Mortgage Loan Trust, Series 2006-FF3-A2B (1 Month LIBOR USD + 0.20%)	1.75%		02/25/2036	9,339,048
10,355,254	First Horizon Alternative Mortgage Securities, Series 2005-AA4-1A1	3.23%	#	05/25/2035	8,984,539
5,507,262	First Horizon Alternative Mortgage Securities, Series 2005-FA5-1A4	5.50%		08/25/2035	5,036,853
8,226,023	First Horizon Alternative Mortgage Securities, Series 2005-FA8-1A4	5.50%		11/25/2035	7,099,276
603,367	First Horizon Alternative Mortgage Securities, Series 2005-FA8-2A1	5.00%		11/25/2020	607,308
6,097,345	First Horizon Alternative Mortgage Securities, Series 2005-FA9-A4A	5.50%		12/25/2035	5,325,439
4,450,146	First Horizon Alternative Mortgage Securities, Series 2006-AA3-A1	3.34%	#	06/25/2036	4,138,167
3,614,950	First Horizon Alternative Mortgage Securities, Series 2006-FA1-1A12	6.00%		04/25/2036	3,093,643
136,698	First Horizon Alternative Mortgage Securities, Series 2006-FA1-1A6 (1 Month LIBOR USD + 0.75%)	2.30%		04/25/2036	136,267
2,470,448	First Horizon Alternative Mortgage Securities, Series 2006-FA2-1A5	6.00%		05/25/2036	1,973,796
668,554	First Horizon Alternative Mortgage Securities, Series 2006-FA7-A8	6.25%		12/25/2036	576,179
3,478,414	First Horizon Alternative Mortgage Securities, Series 2006-FA8-1A5	6.00%		02/25/2037	2,826,071
7,272,833	First Horizon Alternative Mortgage Securities, Series 2006-RE1-A1	5.50%		05/25/2035	6,717,002
20,403,372	First Horizon Alternative Mortgage Securities, Series 2007-FA3-A3	6.00%		06/25/2037	16,427,944
1,049,858	First Horizon Alternative Mortgage Securities, Series 2007-FA3-A4	6.00%		06/25/2037	845,302
1,138,532	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A13	6.25%		08/25/2037	887,736
3,514,734	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A4	6.25%		08/25/2037	2,740,508
1,651,420	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A5	6.25%		08/25/2037	1,287,645
2,260,013	First Horizon Asset Securities, Inc., Series 2006-1-1A2	6.00%		05/25/2036	2,089,545
5,669,629	First Horizon Asset Securities, Inc., Series 2007-1-A3	6.00%		03/25/2037	5,034,277
4,011,762	First Horizon Asset Securities, Inc., Series 2007-4-1A1	6.00%		08/25/2037	3,469,386
175,274,052	Fremont Home Loan Trust, Series 2006-D-1A1 (1 Month LIBOR USD + 0.14%)	1.69%		11/25/2036	118,825,712
8,750,035	GCAT LLC, Series 2017-1-A1	3.38%	#^ß	03/25/2047	8,766,312
46,273,000	GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2-A2D (1 Month LIBOR USD + 0.32%)	1.87%		12/25/2035	43,680,120
6,020,737	GMACM Mortgage Loan Trust, Series 2005-AR5-3A1	3.93%	#	09/19/2035	5,777,371
8,515,729	GMACM Mortgage Loan Trust, Series 2005-J1-A14	5.50%		12/25/2035	8,276,292
39,589,834	GreenPoint Mortgage Funding Trust, Series 2005-AR3-2A1 (1 Month LIBOR USD + 0.26%)	1.81%		08/25/2045	28,682,486
39,724,369	GreenPoint Mortgage Funding Trust, Series 2007-AR2-1A3 (1 Month LIBOR USD + 0.24%)	1.79%		04/25/2047	36,847,431
1,450,938	GS Mortgage Securities Corporation, Series 2008-2R-1A1	7.50%	#^Þ	09/25/2036	1,026,374
4,655,707	GS Mortgage Securities Corporation, Series 2009-3R-1A2	6.00%	#^	04/25/2037	4,725,331
229,268	GSAA Home Equity Trust, Series 2005-12-AF3	5.07%	#	09/25/2035	192,878
16,941,950	GSAA Home Equity Trust, Series 2005-7-AF3	4.75%	#	05/25/2035	17,041,063
10,854,347	GSAA Home Equity Trust, Series 2006-10-AF3	5.98%	#	06/25/2036	5,628,827
7,768,642	GSAA Home Equity Trust, Series 2006-10-AF4	6.30%	#ß	06/25/2036	4,026,769
14,509,827	GSAA Home Equity Trust, Series 2006-15-AF4	5.96%	#ß	09/25/2036	7,570,225
2,480,332	GSAA Home Equity Trust, Series 2006-18-AF3A	5.77%	#	11/25/2036	1,361,179
5,396,277	GSAA Home Equity Trust, Series 2006-18-AF6	5.68%	#ß	11/25/2036	2,651,613
5,912,847	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	5,091,618
3,583,992	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	2,599,908
28,263,921	GSAMP Trust, Series 2006-HE6-A3 (1 Month LIBOR USD + 0.15%)	1.70%		08/25/2036	23,944,674
13,368,279	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AF (1 Month LIBOR USD + 0.35%)	1.90%	^	03/25/2035	12,339,076
13,368,279	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AS	3.43%	#^I/O	03/25/2035	974,017
7,736,504	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AF (1 Month LIBOR USD + 0.35%)	1.90%	^	09/25/2035	6,774,908
7,736,504	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AS	3.27%	#^I/O	09/25/2035	838,852
29,900,443	GSMPS Mortgage Loan Trust, Series 2006-RP1-1AS	3.17%	#^I/O	01/25/2036	2,665,080
29,900,443	GSMPS Mortgage Loan Trust, Series 2006-RP1-1AF1 (1 Month LIBOR USD + 0.35%)	1.90%	^	01/25/2036	25,999,218
7,870,857	GSMSC Pass-Through Trust, Series 2009-3R-3A2	5.75%	#^	04/25/2037	7,702,845
2,271,779	GSR Mortgage Loan Trust, Series 2005-1F-1A2	5.50%		02/25/2035	2,310,462
4,727,069	GSR Mortgage Loan Trust, Series 2005-1F-3A3	6.00%		01/25/2035	4,782,977
721,264	GSR Mortgage Loan Trust, Series 2005-6F-3A5	6.00%		07/25/2035	762,299
7,097,501	GSR Mortgage Loan Trust, Series 2005-6F-3A9 (1 Month LIBOR USD + 6.90%)	5.35%	I/FI/O	07/25/2035	768,662
488,665	GSR Mortgage Loan Trust, Series 2005-6F-4A1 (1 Month LIBOR USD + 0.50%)	2.05%		07/25/2035	458,598
382,083	GSR Mortgage Loan Trust, Series 2005-7F-3A1 (1 Month LIBOR USD + 0.50%)	2.05%		09/25/2035	369,342
11,051,744	GSR Mortgage Loan Trust, Series 2005-8F-3A5	6.00%		11/25/2035	9,064,731
3,861,125	GSR Mortgage Loan Trust, Series 2005-8F-4A1	6.00%		11/25/2035	3,459,965
1,135,314	GSR Mortgage Loan Trust, Series 2006-1F-1A2	5.50%		02/25/2036	1,249,681
905,191	GSR Mortgage Loan Trust, Series 2006-2F-2A3	5.75%		02/25/2036	873,829
3,362,749	GSR Mortgage Loan Trust, Series 2006-2F-3A3	6.00%		02/25/2036	2,828,772
4,038,490	GSR Mortgage Loan Trust, Series 2006-2F-3A6	6.00%		02/25/2036	3,397,211
12,750,328	GSR Mortgage Loan Trust, Series 2006-6F-2A3	6.00%		07/25/2036	11,053,030
6,354,404	GSR Mortgage Loan Trust, Series 2006-7F-3A4	6.25%		08/25/2036	4,327,052
5,797,230	GSR Mortgage Loan Trust, Series 2006-9F-2A1	6.00%		10/25/2036	5,668,827
20,973,900	GSR Mortgage Loan Trust, Series 2006-9F-4A1	6.50%		10/25/2036	18,869,792
87,016	GSR Mortgage Loan Trust, Series 2006-9F-8A1	5.50%		08/25/2021	82,773
1,430,585	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	1,665,790
2,331,443	GSR Mortgage Loan Trust, Series 2007-4F-1A1	5.00%		07/25/2037	2,640,656
31,635,560	GSR Mortgage Loan Trust, Series 2007-4F-3A11	6.00%		07/25/2037	29,322,352
1,578,517	HarborView Mortgage Loan Trust, Series 2005-14-3A1A	3.72%	#	12/19/2035	1,565,567
8,208,807	HarborView Mortgage Loan Trust, Series 2006-10-2A1A (1 Month LIBOR USD + 0.18%)	1.68%		11/19/2036	8,001,789
17,420,024	HarborView Mortgage Loan Trust, Series 2006-11-A1A (1 Month LIBOR USD + 0.17%)	1.67%		12/19/2036	15,831,325
71,455,114	HarborView Mortgage Loan Trust, Series 2006-14-1A1A (1 Month LIBOR USD + 0.18%)	1.68%		01/25/2047	65,006,726
102,773,435	HarborView Mortgage Loan Trust, Series 2006-8-1A1 (1 Month LIBOR USD + 0.20%)	1.71%		07/21/2036	79,665,568
26,288,698	HarborView Mortgage Loan Trust, Series 2006-BU1-1A1A (1 Month LIBOR USD + 0.21%)	1.71%		02/19/2046	23,887,302
63,790,967	HarborView Mortgage Loan Trust, Series 2007-3-1A1A (1 Month LIBOR USD + 0.20%)	1.70%		05/19/2047	59,193,775
20,186,409	HarborView Mortgage Loan Trust, Series 2007-4-1A1 (1 Month LIBOR USD + 0.22%)	1.72%		07/19/2047	19,584,717
1,299,949	Home Equity Asset Trust, Series 2003-3-M1 (1 Month LIBOR USD + 1.29%)	2.84%		08/25/2033	1,285,185
517,820	Home Equity Asset Trust, Series 2004-7-M2 (1 Month LIBOR USD + 0.99%)	2.54%		01/25/2035	506,000
12,182,000	Home Equity Loan Trust, Series 2006-B-2A4 (1 Month LIBOR USD + 0.28%)	1.83%		06/25/2036	11,156,235
15,000,000	Home Equity Loan Trust, Series 2007-FRE1-2AV2 (1 Month LIBOR USD + 0.16%)	1.71%		04/25/2037	14,851,227
1,437,949	HomeBanc Mortgage Trust, Series 2005-1-M2 (1 Month LIBOR USD + 0.49%)	2.04%		03/25/2035	1,267,673
18,075,117	HomeBanc Mortgage Trust, Series 2005-3-A1 (1 Month LIBOR USD + 0.24%)	1.79%		07/25/2035	18,010,077
1,033,404	HomeBanc Mortgage Trust, Series 2006-1-3A1	3.28%	#	04/25/2037	1,038,042
29,778,942	HSI Asset Loan Obligation Trust, Series 2007-2-3A6	6.00%		09/25/2037	22,789,523
3,667,366	HSI Asset Loan Obligation Trust, Series 2007-AR1-3A1	3.63%	#	01/25/2037	3,367,106
21,608,462	Impac Secured Assets Trust, Series 2007-1-A2 (1 Month LIBOR USD + 0.16%)	1.71%		03/25/2037	19,757,872
774,667	Impac Trust, Series 2002-9F-A1	5.22%	#ß	12/25/2032	779,791
34,242,272	IndyMac Mortgage Loan Trust, Series 2007-F1-2A1	6.50%		06/25/2037	18,871,317
8,129,539	IndyMac Mortgage Loan Trust, Series 2007-AR13-2A1	3.62%	#	07/25/2037	6,719,773
2,032,979	IndyMac Mortgage Loan Trust, Series 2006-AR2-1A1	3.62%	#	09/25/2036	1,877,647
5,805,619	IndyMac Mortgage Loan Trust, Series 2006-AR2-4A1	3.65%	#	09/25/2036	5,629,271
21,794,417	IndyMac Mortgage Loan Trust, Series 2006-AR3-1A1	3.66%	#	12/25/2036	20,982,429
7,357,325	IndyMac Mortgage Loan Trust, Series 2006-AR7-3A1	3.48%	#	05/25/2036	6,597,363
5,045,134	IndyMac Mortgage Loan Trust, Series 2007-A1-A1	6.00%		08/25/2037	4,280,288
3,693,432	IndyMac Mortgage Loan Trust, Series 2007-A1-A7	6.00%		08/25/2037	3,133,505
23,513,180	IndyMac Mortgage Loan Trust, Series 2007-A3-A1	6.25%		11/25/2037	19,262,705
10,111,443	IndyMac Mortgage Loan Trust, Series 2007-AR1-3A1	3.37%	#	03/25/2037	9,680,531
5,814,288	IndyMac Mortgage Loan Trust, Series 2007-AR3-3A1	3.42%	#	07/25/2037	5,468,643
534,925	IndyMac Mortgage Loan Trust, Series 2007-F2-1A2	6.00%		07/25/2037	494,910
26,060,421	IndyMac Mortgage Loan Trust, Series 2007-F2-2A1	6.50%		07/25/2037	17,170,982
392,562	Jefferies & Company, Inc., Series 2010-R1-1A1 (1 Month LIBOR USD + 6.00%)	6.00%	^	03/26/2037	395,715
6,787,801	Jefferies & Company, Inc., Series 2010-R4-1A4	6.00%	#^Þ	10/26/2036	6,896,987
12,106,365	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	11,735,047
3,881,042	JP Morgan Alternative Loan Trust, Series 2005-S1-2A9	6.00%		12/25/2035	3,762,006
4,044,061	JP Morgan Alternative Loan Trust, Series 2006-S1-1A8	5.75%		03/25/2036	3,598,102
15,159,575	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%	#ß	05/25/2036	14,321,613
3,395,754	JP Morgan Alternative Loan Trust, Series 2006-S4-A3A	5.78%	#ß	12/25/2036	3,684,503
25,402,263	JP Morgan Alternative Loan Trust, Series 2006-S4-A4	5.96%	#ß	12/25/2036	24,618,342
11,810,773	JP Morgan Mortgage Acquisition Trust, Series 2006-CH2-AF3	5.46%	#ß	09/25/2029	10,102,828
4,242,224	JP Morgan Mortgage Acquisition Trust, Series 2006-WF1-A5	6.41%	#ß	07/25/2036	2,340,156
23,000,000	JP Morgan Mortgage Acquisition Trust, Series 2007-CH1-AF5	4.97%	#ß	11/25/2036	22,664,133
9,690,000	JP Morgan Mortgage Acquisition Trust, Series 2007-CH3-M2 (1 Month LIBOR USD + 0.32%)	1.87%		03/25/2037	7,864,222
1,388,898	JP Morgan Mortgage Trust, Series 2005-A6-5A1	3.40%	#	08/25/2035	1,382,591
8,457,321	JP Morgan Mortgage Trust, Series 2005-S1-1A2	6.50%		01/25/2035	9,141,462
1,444,078	JP Morgan Mortgage Trust, Series 2005-S2-2A13	5.50%		09/25/2035	1,453,470
1,521,963	JP Morgan Mortgage Trust, Series 2006-S2-3A3	6.00%		07/25/2036	1,233,112
4,374,081	JP Morgan Mortgage Trust, Series 2006-S3-1A2	6.00%		08/25/2036	3,915,687
9,976,224	JP Morgan Mortgage Trust, Series 2006-S3-1A21 (1 Month LIBOR USD + 0.38%)	1.93%		08/25/2036	4,715,604
9,976,224	JP Morgan Mortgage Trust, Series 2006-S3-1A22 (1 Month LIBOR USD + 7.12%)	5.57%	I/FI/O	08/25/2036	3,174,368
2,038,166	JP Morgan Mortgage Trust, Series 2006-S3-1A9	6.00%		08/25/2036	1,824,603
8,724,617	JP Morgan Mortgage Trust, Series 2006-S4-A8 (1 Month LIBOR USD + 0.38%)	1.93%		01/25/2037	5,341,245
8,724,617	JP Morgan Mortgage Trust, Series 2006-S4-A9 (1 Month LIBOR USD + 6.62%)	5.07%	I/FI/O	01/25/2037	1,991,585
2,418,967	JP Morgan Mortgage Trust, Series 2007-A2-2A1	3.64%	#	04/25/2037	2,365,114
10,592,161	JP Morgan Mortgage Trust, Series 2007-S1-2A6	6.00%		03/25/2037	8,587,215
3,883,798	JP Morgan Mortgage Trust, Series 2007-S3-1A1	5.50%		08/25/2037	3,405,053
7,527,243	JP Morgan Mortgage Trust, Series 2007-S3-1A35	6.00%		08/25/2037	6,670,736
1,275,150	JP Morgan Mortgage Trust, Series 2007-S3-1A9	6.00%		08/25/2037	1,129,228
6,940,501	JP Morgan Mortgage Trust, Series 2007-S3-1A96	6.00%		08/25/2037	6,156,440
7,904,891	JP Morgan Mortgage Trust, Series 2007-S3-1A97	6.00%		08/25/2037	7,013,381
812,217	JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	830,423
10,267,914	JP Morgan Resecuritization Trust, Series 2009-4-3A2	6.00%	^	02/26/2037	8,742,831
19,079,353	JP Morgan Resecuritization Trust, Series 2010-1-1A4	6.00%	^	02/26/2037	16,369,415
16,249,265	JP Morgan Resecuritization Trust, Series 2010-2-3A9	6.00%	^	07/26/2036	16,061,159
302,389	JP Morgan Resecuritization Trust, Series 2012-2-3A3	3.29%	#^	10/26/2036	303,628
3,392,262	Lehman Mortgage Trust, Series 2005-2-3A5	5.50%		12/25/2035	3,059,172
3,145,738	Lehman Mortgage Trust, Series 2005-2-5A5	5.75%		12/25/2035	2,978,765
4,497,757	Lehman Mortgage Trust, Series 2005-3-2A1	6.00%		01/25/2036	4,483,690
383,002	Lehman Mortgage Trust, Series 2005-3-2A3	5.50%		01/25/2036	372,595
2,057,078	Lehman Mortgage Trust, Series 2005-3-2A7	6.00%		01/25/2036	2,050,644
1,860,275	Lehman Mortgage Trust, Series 2006-1-1A1 (1 Month LIBOR USD + 0.75%)	2.30%		02/25/2036	1,293,912
5,580,824	Lehman Mortgage Trust, Series 2006-1-1A2 (1 Month LIBOR USD + 4.75%)	3.20%	I/FI/O	02/25/2036	961,067
6,939,071	Lehman Mortgage Trust, Series 2006-1-3A1 (1 Month LIBOR USD + 0.75%)	2.30%		02/25/2036	6,244,967
6,939,071	Lehman Mortgage Trust, Series 2006-1-3A2 (1 Month LIBOR USD + 4.75%)	3.20%	I/FI/O	02/25/2036	567,194
4,470,785	Lehman Mortgage Trust, Series 2006-1-3A4	5.50%		02/25/2036	4,557,604
3,912,913	Lehman Mortgage Trust, Series 2006-4-1A3 (1 Month LIBOR USD + 5.40%)	3.85%	I/FI/O	08/25/2036	594,456
2,486,963	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	2,420,373
7,266,135	Lehman Mortgage Trust, Series 2006-5-2A1 (1 Month LIBOR USD + 0.35%)	1.90%		09/25/2036	2,537,474
15,135,280	Lehman Mortgage Trust, Series 2006-5-2A2 (1 Month LIBOR USD + 7.15%)	5.60%	I/FI/O	09/25/2036	4,036,903
11,214,405	Lehman Mortgage Trust, Series 2006-6-3A9	5.50%		10/25/2036	10,032,345
3,703,046	Lehman Mortgage Trust, Series 2006-6-4A5	6.00%		12/25/2036	3,490,479
3,809,295	Lehman Mortgage Trust, Series 2006-7-2A2 (1 Month LIBOR USD + 0.45%)	2.00%		11/25/2036	1,754,723
13,148,775	Lehman Mortgage Trust, Series 2006-7-2A5 (1 Month LIBOR USD + 6.55%)	5.00%	I/FI/O	11/25/2036	3,546,568
3,144,092	Lehman Mortgage Trust, Series 2006-9-1A19 (1 Month LIBOR USD + 30.68%)	23.54%	I/F	01/25/2037	4,422,293
3,466,853	Lehman Mortgage Trust, Series 2006-9-1A5 (1 Month LIBOR USD + 0.60%)	2.15%		01/25/2037	2,563,053
10,320,198	Lehman Mortgage Trust, Series 2006-9-1A6 (1 Month LIBOR USD + 5.15%)	3.60%	I/FI/O	01/25/2037	1,413,116
4,682,748	Lehman Mortgage Trust, Series 2006-9-2A1 (1 Month LIBOR USD + 0.38%)	1.93%		01/25/2037	2,054,806
8,970,394	Lehman Mortgage Trust, Series 2006-9-2A2 (1 Month LIBOR USD + 6.62%)	5.07%	I/FI/O	01/25/2037	2,417,830
8,920,182	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	6,555,543
2,948,368	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	2,601,163
3,239,136	Lehman Mortgage Trust, Series 2007-4-2A11 (1 Month LIBOR USD + 0.33%)	1.88%		05/25/2037	1,655,113
13,527,349	Lehman Mortgage Trust, Series 2007-4-2A8 (1 Month LIBOR USD + 6.67%)	5.12%	I/FI/O	05/25/2037	3,868,761
1,305,403	Lehman Mortgage Trust, Series 2007-4-2A9 (1 Month LIBOR USD + 0.33%)	1.88%		05/25/2037	652,892
12,537,579	Lehman Mortgage Trust, Series 2007-5-11A1	5.32%	#	06/25/2037	10,136,701
2,737,222	Lehman Mortgage Trust, Series 2007-5-3A4	5.00%		12/25/2035	2,544,527
1,611,619	Lehman Mortgage Trust, Series 2007-5-4A3 (1 Month LIBOR USD + 40.08%)	30.77%	I/F	08/25/2036	2,934,853
988,563	Lehman Mortgage Trust, Series 2007-5-7A3	7.50%		10/25/2036	822,055
464,192	Lehman Mortgage Trust, Series 2007-6-1A8	6.00%		07/25/2037	438,712
5,772,651	Lehman Mortgage Trust, Series 2008-2-1A6	6.00%		03/25/2038	4,123,726
850,560	Lehman XS Trust, Series 2005-10-2A3B	5.55%	#ß	01/25/2036	852,523
11,009,209	Lehman XS Trust, Series 2005-4-2A3A	5.00%	#ß	10/25/2035	10,882,971
16,256,489	Lehman XS Trust, Series 2006-5-1A1A (1 Month LIBOR USD + 0.21%)	1.76%		04/25/2036	15,899,183
789,519	Lehman XS Trust, Series 2006-5-2A4A	5.89%	#ß	04/25/2036	791,694
18,097,252	Lehman XS Trust, Series 2007-1-2A1	4.97%	#	02/25/2037	17,147,322
25,946,980	Lehman XS Trust, Series 2007-12N-1A3A (1 Month LIBOR USD + 0.20%)	1.53%		07/25/2047	24,227,217
4,955,026	Long Beach Mortgage Loan Trust, Series 2006-WL1-2A3 (1 Month LIBOR USD + 0.24%)	1.79%		01/25/2046	4,966,146
8,581,708	Luminent Mortgage Trust, Series 2005-1-A1 (1 Month LIBOR USD + 0.26%)	1.81%		11/25/2035	8,347,927
4,089,242	MASTR Adjustable Rate Mortgages Trust, Series 2005-2-2A1	3.30%	#	03/25/2035	3,215,334
3,223,328	MASTR Adjustable Rate Mortgages Trust, Series 2005-6-5A1	3.23%	#	07/25/2035	2,949,522
14,895,353	MASTR Adjustable Rate Mortgages Trust, Series 2007-1-2A1	3.79%	#	11/25/2036	13,190,800
1,761,763	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	1,683,813
467,469	MASTR Alternative Loans Trust, Series 2005-5-2A3	5.50%		07/25/2025	443,051
3,954,004	MASTR Alternative Loans Trust, Series 2005-6-1A5	5.50%		12/25/2035	3,815,773
2,483,122	MASTR Alternative Loans Trust, Series 2006-3-1A2	6.25%		07/25/2036	2,235,409
3,847,938	MASTR Alternative Loans Trust, Series 2007-1-1A5	5.75%		10/25/2036	3,684,509
5,218,552	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	3,466,264
4,975,000	MASTR Asset Backed Securities Trust, Series 2003-OPT1-M3 (1 Month LIBOR USD + 4.13%)	5.68%		12/25/2032	5,196,077
14,483,037	MASTR Asset Backed Securities Trust, Series 2006-AM2-A3 (1 Month LIBOR USD + 0.17%)	1.72%		06/25/2036	12,833,622
30,942,746	MASTR Asset Backed Securities Trust, Series 2007-HE1-A3 (1 Month LIBOR USD + 0.21%)	1.76%		05/25/2037	29,449,860
4,793,620	MASTR Asset Securitization Trust, Series 2006-1-1A4	5.75%		05/25/2036	4,514,407
3,363,675	MASTR Asset Securitization Trust, Series 2006-2-1A11 (1 Month LIBOR USD + 6.00%)	6.00%		06/25/2036	3,291,464
4,040,787	MASTR Asset Securitization Trust, Series 2007-1-1A3	6.25%		11/25/2037	3,373,425
18,272,231	MASTR Resecuritization Trust, Series 2008-4-A1	6.00%	#^	06/27/2036	16,129,887
2,069,369	MASTR Seasoned Securitization Trust, Series 2005-2-1A4	6.00%		10/25/2032	2,142,552
1,213,410	MASTR Seasoned Securitization Trust, Series 2005-2-2A1 (1 Month LIBOR USD + 0.40%)	1.95%		10/25/2032	1,138,239
21,259,658	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A5 (1 Month LIBOR USD + 6.68%)	5.13%	I/FI/O	03/25/2037	5,784,555
21,259,658	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A4 (1 Month LIBOR USD + 0.32%)	1.87%		03/25/2037	11,684,215
4,398,837	Merrill Lynch Mortgage Investors Trust, Series 2006-3-1A	3.32%	#	10/25/2036	4,312,732
2,167,646	Merrill Lynch Mortgage Investors Trust, Series 2006-F1-1A2	6.00%		04/25/2036	1,934,196
34,192,334	MFA 2017-NPL1 Trust, Series 2017-NPL1-A1	3.35%	^ß	11/25/2047	34,218,084
66,890,775	Morgan Stanley Capital Trust, Series 2007-NC3-A1 (1 Month LIBOR USD + 0.20%)	1.75%	^	05/25/2037	47,355,611
1,593,929	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A1 (1 Month LIBOR USD + 0.70%)	2.25%		12/25/2035	1,298,586
3,993,525	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A6	5.75%		12/25/2035	3,766,427
5,731,348	Morgan Stanley Mortgage Loan Trust, Series 2005-10-2A1	5.52%	#	12/25/2035	5,708,110
290,605	Morgan Stanley Mortgage Loan Trust, Series 2005-6AR-1A1 (1 Month LIBOR USD + 0.28%)	1.83%		11/25/2035	292,664
5,885,637	Morgan Stanley Mortgage Loan Trust, Series 2006-11-1A6	6.23%	#ß	08/25/2036	2,677,518
11,699,665	Morgan Stanley Mortgage Loan Trust, Series 2006-11-2A1	6.00%		08/25/2036	9,535,670
7,373,502	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A3A	5.65%	#ß	10/25/2046	4,087,307
2,370,424	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A6	5.58%	#ß	10/25/2046	1,160,375
5,381,978	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A3	5.75%		02/25/2036	5,390,077
31,821,157	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.07%	#	06/25/2036	28,155,999
3,052,796	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A4	6.00%		06/25/2036	2,703,530
3,090,428	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A7	6.00%		06/25/2036	2,736,856
4,016,937	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	3,464,434
12,879,852	Morgan Stanley Mortgage Loan Trust, Series 2007-14AR-2A3	3.31%	#	10/25/2037	11,702,693
3,884,167	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A3	5.92%	#ß	09/25/2046	1,901,353
2,770,635	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A4A	6.08%	#ß	09/25/2046	1,520,955
1,102,200	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-1A2A	5.62%	#ß	01/25/2047	1,029,220
7,756,925	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A3S	5.86%	#ß	01/25/2047	4,738,570
4,537,069	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A4S	5.96%	#ß	01/25/2047	2,771,245
4,898,508	Morgan Stanley Re-Remic Trust, Series 2010-R9-1B	6.00%	#^	08/26/2036	3,588,038
30,078,703	Morgan Stanley Re-Remic Trust, Series 2010-R9-3C	6.00%	#^	11/26/2036	30,336,246
4,479,225	Morgan Stanley Re-Remic Trust, Series 2011-R1-1A	5.94%	#^	02/26/2037	4,681,205
8,000,000	Nationstar HECM Loan Trust, Series 2016-2A-M1	3.60%	#^	06/25/2026	8,056,104
15,446,590	New Century Alternative Mortgage Loan Trust, Series 2006-ALT1-AF3	6.17%	#	07/25/2036	9,055,444
33,589,250	New Century Home Equity Loan Trust, Series 2005-2-M3 (1 Month LIBOR USD + 0.74%)	2.29%		06/25/2035	33,568,435
12,500,000	New Century Home Equity Loan Trust, Series 2006-1-A2C (1 Month LIBOR USD + 0.28%)	1.83%		05/25/2036	10,399,503
14,127,907	New Residential Mortgage Loan Trust, Series 2014-2A-A3	3.75%	#^	05/25/2054	14,379,470
45,510,517	New Residential Mortgage Loan Trust, Series 2015-2A-A1	3.75%	#^	08/25/2055	46,803,816
10,679,839	New Residential Mortgage Loan Trust, Series 2017-RPL1-A1	3.60%	^ß	04/25/2022	10,798,737
742,956	New York Mortgage Trust, Series 2005-2-A (1 Month LIBOR USD + 0.66%)	2.21%		08/25/2035	717,080
270,421	Nomura Asset Acceptance Corporation, Series 2005-AP1-2A5	4.86%	#ß	02/25/2035	275,118
16,363,678	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A2	6.16%	#	05/25/2036	7,152,726
3,325,392	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A3	6.41%	#	05/25/2036	1,452,913
19,743,742	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	10,679,929
3,337,108	Nomura Asset Acceptance Corporation, Series 2006-AP1-A3	5.65%	#	01/25/2036	1,810,463
1,641,512	Nomura Asset Acceptance Corporation, Series 2006-WF1-A2	5.76%	#	06/25/2036	918,035
18,395,121	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80%	#ß	10/25/2036	8,087,956
3,361,751	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06%	#ß	02/25/2037	1,778,364
16,755,741	Nomura Home Equity Loan, Inc., Series 2007-1-1A3	5.99%	#ß	02/25/2037	8,864,635
59,925,743	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2-A1	3.00%	^ß	07/25/2057	59,997,307
49,872,338	Oaks Mortgage Trust, Series 2015-2-A3	3.50%	#^	10/25/2045	50,681,172
1,078,066	Option One Mortgage Loan Trust, Series 2004-3-M3 (1 Month LIBOR USD + 0.98%)	2.53%		11/25/2034	1,087,667
101,434,091	Option One Mortgage Loan Trust, Series 2007-6-1A1 (1 Month LIBOR USD + 0.19%)	1.74%		07/25/2037	87,933,112
13,000,000	Park Place Securities, Inc., Series 2005-WHQ4-M2 (1 Month LIBOR USD + 0.49%)	2.04%		09/25/2035	12,980,193
8,297,982	PHH Alternative Mortgage Trust, Series 2007-1-1A1 (1 Month LIBOR USD + 0.16%)	1.71%		02/25/2037	7,348,296
22,672,372	PHH Alternative Mortgage Trust, Series 2007-2-2A1	6.00%		05/25/2037	20,835,354
929,400	PHH Alternative Mortgage Trust, Series 2007-2-3A1	6.00%		05/25/2037	834,711
241,119,272	PR Mortgage Loan Trust, Series 2014-1-APT	5.91%	#^	10/25/2049	223,721,360
43,398,996	Preston Ridge Partners Mortgage Trust, Series 2017-2A-A1	3.50%	#^ß	09/25/2022	43,377,544
61,604,515	Pretium Mortgage Credit Partners LLC, Series 2016-NPL6-A1	3.50%	#^ß	10/27/2031	61,820,686
100,636,110	Pretium Mortgage Credit Partners LLC, Series 2017-NPL1-A1	3.50%	#^ß	04/29/2032	101,044,039
85,601,540	Pretium Mortgage Credit Partners LLC, Series 2017-NPL2-A1	3.25%	#^ß	03/28/2057	85,886,422
12,196,111	Pretium Mortgage Credit Partners LLC, Series 2017-NPL3-A1	3.25%	^ß	06/29/2032	12,217,805
11,386,095	Prime Mortgage Trust, Series 2006-DR1-2A1	5.50%	^	05/25/2035	8,405,639
5,398,841	Prime Mortgage Trust, Series 2006-DR1-2A2	6.00%	^	05/25/2035	4,069,389
35,245,012	PRPM LLC, Series 2017-3A-A1	3.47%	#^	11/25/2022	35,503,851
31,129,625	RBSGC Structured Trust, Series 2008-B-A1	6.00%	^	06/25/2037	29,510,277
31,668,863	RCO Trust, Series 2016-SFR1-A	3.75%	#^	11/25/2051	31,936,623
9,664,103	RCO Trust, Series 2016-SFR1-M1	4.50%	#^	11/25/2051	9,655,163
1,217,049	Renaissance Home Equity Loan Trust, Series 2006-1-AF6	5.75%	#ß	05/25/2036	900,480
10,443,147	Renaissance Home Equity Loan Trust, Series 2006-4-AF4	5.47%	#ß	01/25/2037	6,152,935
20,564,682	Renaissance Home Equity Loan Trust, Series 2006-4-AF5	5.69%	#ß	01/25/2037	12,550,043
17,736,270	Renaissance Home Equity Loan Trust, Series 2007-2-AF2	5.68%	#ß	06/25/2037	8,659,391
9,592,358	Renaissance Home Equity Loan Trust, Series 2007-2-AF5	6.20%	#ß	06/25/2037	5,139,700
2,209,969	Residential Accredit Loans, Inc., Series 2004-QS15-A1	5.25%		11/25/2034	2,233,003
37,372,257	Residential Accredit Loans, Inc., Series 2005-QA11-4A1	4.14%	#	10/25/2035	32,363,553
20,426,423	Residential Accredit Loans, Inc., Series 2005-QA13-2A1	4.31%	#	12/25/2035	18,739,696
14,201,186	Residential Accredit Loans, Inc., Series 2005-QA3-CB1	3.96%	#	03/25/2035	9,671,667
535,734	Residential Accredit Loans, Inc., Series 2005-QS12-A11 (1 Month LIBOR USD + 51.15%)	34.08%	I/F	08/25/2035	922,214
2,255,816	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	2,108,901
4,250,972	Residential Accredit Loans, Inc., Series 2005-QS13-2A1 (1 Month LIBOR USD + 0.70%)	2.25%		09/25/2035	3,644,072
17,428,984	Residential Accredit Loans, Inc., Series 2005-QS13-2A2 (1 Month LIBOR USD + 5.05%)	3.50%	I/FI/O	09/25/2035	1,983,265
8,352,876	Residential Accredit Loans, Inc., Series 2005-QS14-2A1	6.00%		09/25/2035	6,059,373
3,569,718	Residential Accredit Loans, Inc., Series 2005-QS15-2A	6.00%		10/25/2035	3,188,618
4,183,195	Residential Accredit Loans, Inc., Series 2005-QS15-3A	6.00%		10/25/2035	4,071,632
4,329,492	Residential Accredit Loans, Inc., Series 2005-QS16-A1 (1 Month LIBOR USD + 0.70%)	2.25%		11/25/2035	3,565,515
4,328,743	Residential Accredit Loans, Inc., Series 2005-QS16-A2 (1 Month LIBOR USD + 4.80%)	3.25%	I/FI/O	11/25/2035	463,137
2,069,480	Residential Accredit Loans, Inc., Series 2005-QS17-A1	6.00%		12/25/2035	2,024,763
1,434,043	Residential Accredit Loans, Inc., Series 2005-QS17-A10	6.00%		12/25/2035	1,403,056
5,997,792	Residential Accredit Loans, Inc., Series 2005-QS17-A11	6.00%		12/25/2035	5,868,190
4,263,041	Residential Accredit Loans, Inc., Series 2005-QS17-A2 (1 Month LIBOR USD + 0.85%)	2.40%		12/25/2035	3,421,592
4,263,041	Residential Accredit Loans, Inc., Series 2005-QS17-A4 (1 Month LIBOR USD + 5.15%)	3.60%	I/FI/O	12/25/2035	535,491
3,430,175	Residential Accredit Loans, Inc., Series 2005-QS17-A6	6.00%		12/25/2035	3,356,055
346,434	Residential Accredit Loans, Inc., Series 2005-QS1-A5	5.50%		01/25/2035	347,030
1,728,489	Residential Accredit Loans, Inc., Series 2005-QS5-A3	5.70%		04/25/2035	1,730,178
1,398,366	Residential Accredit Loans, Inc., Series 2005-QS9-A1 (1 Month LIBOR USD + 0.50%)	2.05%		06/25/2035	1,170,049
3,395,895	Residential Accredit Loans, Inc., Series 2005-QS9-A4 (1 Month LIBOR USD + 5.00%)	3.45%	I/FI/O	06/25/2035	313,261
1,730,185	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	1,504,777
11,348,542	Residential Accredit Loans, Inc., Series 2006-QS11-1A1	6.50%		08/25/2036	10,345,990
1,990,217	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	1,503,218
4,588,880	Residential Accredit Loans, Inc., Series 2006-QS12-2A18	5.75%		09/25/2036	4,277,507
6,880,276	Residential Accredit Loans, Inc., Series 2006-QS14-A18	6.25%		11/25/2036	6,137,996
3,307,845	Residential Accredit Loans, Inc., Series 2006-QS15-A1	6.50%		10/25/2036	3,099,515
1,443,339	Residential Accredit Loans, Inc., Series 2006-QS16-A10	6.00%		11/25/2036	1,299,913
5,132,283	Residential Accredit Loans, Inc., Series 2006-QS16-A11	6.00%		11/25/2036	4,622,285
1,498,171	Residential Accredit Loans, Inc., Series 2006-QS16-A7	6.00%		11/25/2036	1,349,297
1,618,950	Residential Accredit Loans, Inc., Series 2006-QS16-A8	6.00%		11/25/2036	1,458,074
640,649	Residential Accredit Loans, Inc., Series 2006-QS16-A9	6.00%		11/25/2036	576,987
3,128,335	Residential Accredit Loans, Inc., Series 2006-QS17-A4	6.00%		12/25/2036	2,784,048
17,379,674	Residential Accredit Loans, Inc., Series 2006-QS17-A5	6.00%		12/25/2036	15,466,964
1,841,955	Residential Accredit Loans, Inc., Series 2006-QS1-A6 (1 Month LIBOR USD + 42.86%)	30.96%	I/F	01/25/2036	3,069,020
11,595,708	Residential Accredit Loans, Inc., Series 2006-QS3-1A11	6.00%		03/25/2036	10,990,898
2,796,308	Residential Accredit Loans, Inc., Series 2006-QS4-A8 (1 Month LIBOR USD + 5,143.00%)	8.00%	I/F	04/25/2036	2,766,076
7,653,565	Residential Accredit Loans, Inc., Series 2006-QS5-A3	6.00%		05/25/2036	7,021,069
22,810,501	Residential Accredit Loans, Inc., Series 2006-QS5-A4	6.00%		05/25/2036	20,925,426
2,986,869	Residential Accredit Loans, Inc., Series 2006-QS6-1A16	6.00%		06/25/2036	2,756,437
4,912,778	Residential Accredit Loans, Inc., Series 2006-QS6-1A2	6.00%		06/25/2036	4,533,765
10,286,145	Residential Accredit Loans, Inc., Series 2006-QS8-A1	6.00%		08/25/2036	9,416,788
17,837,677	Residential Accredit Loans, Inc., Series 2006-QS8-A5 (1 Month LIBOR USD + 5.55%)	4.00%	I/FI/O	08/25/2036	2,476,339
6,036,041	Residential Accredit Loans, Inc., Series 2006-QS9-1A6 (1 Month LIBOR USD + 5.30%)	3.75%	I/FI/O	07/25/2036	883,264
34,708,768	Residential Accredit Loans, Inc., Series 2007-QH5-AII (1 Month LIBOR USD + 0.23%)	1.78%		06/25/2037	20,181,073
5,808,036	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	5,077,581
19,364,774	Residential Accredit Loans, Inc., Series 2007-QS1-1A2 (1 Month LIBOR USD + 5.45%)	3.90%	I/FI/O	01/25/2037	2,382,878
1,949,270	Residential Accredit Loans, Inc., Series 2007-QS1-1A4	6.00%		01/25/2037	1,822,685
4,777,658	Residential Accredit Loans, Inc., Series 2007-QS1-2A10	6.00%		01/25/2037	4,465,001
833,424	Residential Accredit Loans, Inc., Series 2007-QS2-A6	6.25%		01/25/2037	699,053
32,556,054	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	30,167,768
5,191,266	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	4,742,155
8,281,571	Residential Accredit Loans, Inc., Series 2007-QS4-3A3	6.00%		03/25/2037	7,588,535
3,766,244	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	3,381,445
1,553,729	Residential Accredit Loans, Inc., Series 2007-QS5-A5 (1 Month LIBOR USD + 0.30%)	1.85%		03/25/2037	1,162,624
5,160,290	Residential Accredit Loans, Inc., Series 2007-QS5-A8 (1 Month LIBOR USD + 6.70%)	5.15%	I/FI/O	03/25/2037	963,753
4,101,491	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	3,861,660
1,318,749	Residential Accredit Loans, Inc., Series 2007-QS6-A13 (1 Month LIBOR USD + 55.00%)	42.07%	I/F	04/25/2037	2,523,453
5,873,014	Residential Accredit Loans, Inc., Series 2007-QS6-A45	5.75%		04/25/2037	5,529,594
9,359,770	Residential Accredit Loans, Inc., Series 2007-QS6-A6	6.25%		04/25/2037	9,009,203
646,450	Residential Accredit Loans, Inc., Series 2007-QS6-A77 (1 Month LIBOR USD + 55.83%)	42.90%	I/F	04/25/2037	1,256,658
8,080,932	Residential Accredit Loans, Inc., Series 2007-QS7-2A1	6.75%		06/25/2037	5,253,134
32,959,728	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	30,021,638
4,228,096	Residential Asset Mortgage Products, Inc., Series 2004-RS7-A3	3.80%	#	07/25/2034	3,838,110
4,371,635	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.41%	#ß	01/25/2035	4,399,424
41,887,717	Residential Asset Mortgage Products, Inc., Series 2005-RS9-AI4 (1 Month LIBOR USD + 0.32%)	1.87%		11/25/2035	36,117,852
30,691,395	Residential Asset Mortgage Products, Inc., Series 2006-RS2-A3A (1 Month LIBOR USD + 0.30%)	1.85%		03/25/2036	28,782,326
12,760,000	Residential Asset Mortgage Products, Inc., Series 2006-RZ5-A3 (1 Month LIBOR USD + 0.25%)	1.80%		08/25/2046	12,760,100
9,130,704	Residential Asset Mortgage Products, Inc., Series 2006-RZ3-A3 (1 Month LIBOR USD + 0.29%)	1.84%		08/25/2036	9,129,255
27,100,365	Residential Asset Securities Corporation, Series 2005-KS11-M2 (1 Month LIBOR USD + 0.42%)	1.97%		12/25/2035	26,963,622
7,652,923	Residential Asset Securities Corporation, Series 2006-EMX5-A3 (1 Month LIBOR USD + 0.16%)	1.71%		07/25/2036	7,241,209
37,498,160	Residential Asset Securities Corporation, Series 2007-EMX1-A13 (1 Month LIBOR USD + 0.20%)	1.53%		01/25/2037	33,030,644
24,373,371	Residential Asset Securities Corporation, Series 2007-KS3-AI3 (1 Month LIBOR USD + 0.25%)	1.80%		04/25/2037	23,946,486
6,224,937	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	4,998,537
3,031,661	Residential Asset Securitization Trust, Series 2005-A12-A7 (1 Month LIBOR USD + 5.00%)	3.45%	I/FI/O	11/25/2035	464,929
2,744,589	Residential Asset Securitization Trust, Series 2005-A12-A8 (1 Month LIBOR USD + 0.55%)	2.10%		11/25/2035	2,103,891
11,142,145	Residential Asset Securitization Trust, Series 2005-A13-2A1	5.50%		10/25/2035	8,231,579
10,905,952	Residential Asset Securitization Trust, Series 2005-A15-5A3	5.75%		02/25/2036	8,514,684
2,061,346	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	1,811,772
5,217,120	Residential Asset Securitization Trust, Series 2005-A8CB-A11	6.00%		07/25/2035	4,876,439
5,208,153	Residential Asset Securitization Trust, Series 2005-A8CB-A2 (1 Month LIBOR USD + 5.00%)	3.45%	I/FI/O	07/25/2035	929,121
6,239,967	Residential Asset Securitization Trust, Series 2006-A10-A5	6.50%		09/25/2036	4,380,082
923,300	Residential Asset Securitization Trust, Series 2006-A1-1A3	6.00%		04/25/2036	736,839
8,408,398	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	5,769,385
8,587,228	Residential Asset Securitization Trust, Series 2006-A13-A1	6.25%		12/25/2036	5,761,029
15,465,290	Residential Asset Securitization Trust, Series 2006-A1-3A2	6.00%		04/25/2036	13,228,239
15,599,508	Residential Asset Securitization Trust, Series 2006-A14C-2A6 (1 Month LIBOR USD + 0.45%)	2.00%		12/25/2036	5,422,377
34,425,775	Residential Asset Securitization Trust, Series 2006-A14C-2A7 (1 Month LIBOR USD + 6.55%)	5.00%	I/FI/O	12/25/2036	8,484,301
7,557,328	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	5,706,933
5,235,955	Residential Asset Securitization Trust, Series 2006-A2-A4	6.00%		01/25/2046	3,951,205
697,368	Residential Asset Securitization Trust, Series 2006-A4-2A5	6.00%		05/25/2036	679,700
5,310,712	Residential Asset Securitization Trust, Series 2006-A4-2A9	6.00%		05/25/2036	5,176,166
4,430,607	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	3,937,357
6,343,926	Residential Asset Securitization Trust, Series 2006-R1-A1 (1 Month LIBOR USD + 28.40%)	22.19%	I/F	01/25/2046	9,558,626
33,937,469	Residential Asset Securitization Trust, Series 2007-A2-1A2	6.00%		04/25/2037	30,702,057
1,015,732	Residential Asset Securitization Trust, Series 2007-A3-1A2 (1 Month LIBOR USD + 46.38%)	34.48%	I/F	04/25/2037	2,115,308
23,711,891	Residential Asset Securitization Trust, Series 2007-A5-1A4 (1 Month LIBOR USD + 6.10%)	4.55%	I/FI/O	05/25/2037	4,864,580
6,107,717	Residential Asset Securitization Trust, Series 2007-A5-1A6 (1 Month LIBOR USD + 0.40%)	1.95%		05/25/2037	1,143,494
6,939,567	Residential Asset Securitization Trust, Series 2007-A5-2A3	6.00%		05/25/2037	6,114,573
3,041,258	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	2,679,705
13,053,749	Residential Asset Securitization Trust, Series 2007-A6-1A2	6.00%		06/25/2037	12,195,737
9,531,970	Residential Asset Securitization Trust, Series 2007-A7-A1	6.00%		07/25/2037	7,014,902
41,927,728	Residential Asset Securitization Trust, Series 2007-A7-A2	6.00%		07/25/2037	30,856,045
18,577,291	Residential Asset Securitization Trust, Series 2007-A7-A6	6.00%		07/25/2037	13,671,662
336,368	Residential Funding Mortgage Securities Trust, Series 2003-S16-A1	4.75%		09/25/2018	336,926
3,453,263	Residential Funding Mortgage Securities Trust, Series 2005-S9-A10	6.25%		12/25/2035	3,360,385
9,207,879	Residential Funding Mortgage Securities Trust, Series 2005-S9-A6	5.75%		12/25/2035	9,005,657
686,290	Residential Funding Mortgage Securities Trust, Series 2005-S9-A8	5.50%		12/25/2035	660,795
11,187,900	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A1	6.00%		10/25/2036	10,829,858
20,173,790	Residential Funding Mortgage Securities Trust, Series 2006-S11-A1	6.00%		11/25/2036	18,975,733
3,632,992	Residential Funding Mortgage Securities Trust, Series 2006-S5-A12	6.00%		06/25/2036	3,621,757
248,730	Residential Funding Mortgage Securities Trust, Series 2006-S5-A15	6.00%		06/25/2036	247,961
6,213,782	Residential Funding Mortgage Securities Trust, Series 2006-S9-A1	6.25%		09/25/2036	6,047,084
8,596,127	Residential Funding Mortgage Securities Trust, Series 2007-S1-A7	6.00%		01/25/2037	8,292,637
4,182,010	Residential Funding Mortgage Securities Trust, Series 2007-S2-A1	6.00%		02/25/2037	4,005,987
4,711,494	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	4,513,186
8,795,821	Residential Funding Mortgage Securities Trust, Series 2007-S2-A5	6.00%		02/25/2037	8,425,601
1,374,494	Residential Funding Mortgage Securities Trust, Series 2007-S2-A9	6.00%		02/25/2037	1,316,641
3,980,879	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	3,794,915
1,292,332	Residential Funding Mortgage Securities Trust, Series 2007-S4-A1	6.00%		04/25/2037	1,218,649
3,449,846	Residential Funding Mortgage Securities Trust, Series 2007-S4-A2	6.00%		04/25/2037	3,253,152
28,959,463	Residential Funding Mortgage Securities Trust, Series 2007-S5-A1	6.00%		05/25/2037	27,700,766
8,392,567	Residential Funding Mortgage Securities Trust, Series 2007-S5-A8	6.00%		05/25/2037	8,027,791
4,560,688	Residential Funding Mortgage Securities Trust, Series 2007-S6-2A4	6.00%		06/25/2037	4,318,870
22,320,424	Residential Funding Mortgage Securities Trust, Series 2007-S7-A20	6.00%		07/25/2037	21,210,817
10,344,442	Residential Funding Mortgage Securities Trust, Series 2007-S8-1A1	6.00%		09/25/2037	9,505,739
3,108,460	Residential Funding Mortgage Securities Trust, Series 2007-SA1-4A	4.90%	#	02/25/2037	2,678,742
9,248,003	Residential Funding Mortgage Securities Trust, Series 2007-SA2-2A1	4.04%	#	04/25/2037	8,909,899
29,356,640	RMAT LLC, Series 2015-PR2-A1	8.85%	#^ß	11/25/2035	28,453,198
44,232,689	Saxon Asset Securities Trust, Series 2006-3-A3 (1 Month LIBOR USD + 0.17%)	1.72%		10/25/2046	43,333,917
346,135,070	Securitized Mortgage Asset Loan Trust, Series 2015-1-PC	0.43%	#^¥	02/25/2054	286,966,568
67,341,647	Securitized Mortgage Asset Loan Trust, Series 2015-2-PC	0.00%	#^¥	12/26/2059	62,223,608
104,867,046	Securitized Mortgage Asset Loan Trust, Series 2015-3-PC	0.00%	#^¥	10/25/2044	98,507,531
204,059	Sequoia Mortgage Trust, Series 2003-4-2A1 (1 Month LIBOR USD + 0.35%)	1.85%		07/20/2033	193,792
9,778,746	Sequoia Mortgage Trust, Series 2013-2-A	1.87%	#	02/25/2043	9,276,289
11,741,233	Sequoia Mortgage Trust, Series 2013-6-A2	3.00%	#	05/25/2043	11,717,839
77,712,775	Sequoia Mortgage Trust, Series 2015-4-A1	3.00%	#^	11/25/2030	78,595,048
136,602,636	Sequoia Mortgage Trust, Series 2016-1-A1	3.50%	#^	06/25/2046	139,340,727
213,892,438	Sequoia Mortgage Trust, Series 2016-2-A1	3.50%	#^	08/25/2046	218,179,506
16,280,891	SG Mortgage Securities Trust, Series 2006-FRE1-A1A (1 Month LIBOR USD + 0.17%)	1.72%		02/25/2036	15,085,797
34,510,170	SG Mortgage Securities Trust, Series 2017-1-A1	3.71%	#^	04/25/2047	34,666,456
58,619,791	Shellpoint Co-Originator Trust, Series 2015-1-A3	3.50%	#^	08/25/2045	59,422,115
51,411,446	SoFi Mortgage Trust, Series 2016-1A-1A4	3.00%	#^	11/25/2046	50,437,179
31,903,756	Soundview Home Equity Loan Trust, Series 2007-NS1-A3 (1 Month LIBOR USD + 0.20%)	1.75%		01/25/2037	31,349,706
5,585,880	Soundview Home Loan Trust, Series 2007-OPT1-2A2 (1 Month LIBOR USD + 0.15%)	1.70%		06/25/2037	4,163,314
30,236,769	Soundview Home Loan Trust, Series 2007-OPT4-1A1 (1 Month LIBOR USD + 1.00%)	2.55%		09/25/2037	24,327,631
12,869,246	STARM Mortgage Loan Trust, Series 2007-2-1A1	3.59%	#	04/25/2037	10,501,681
5,617,134	STARM Mortgage Loan Trust, Series 2007-3-1A1	3.70%	#	06/25/2037	5,345,444
4,672,081	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-8A	3.41%	#	09/25/2034	4,626,710
8,667,648	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	3.73%	#	12/25/2035	8,343,815
2,573,800	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-8A1	3.58%	#	02/25/2036	1,965,896
4,303,861	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-6-3A1	3.55%	#	07/25/2036	3,546,170
19,273	Structured Asset Securities Corporation, Series 2003-18XS-A6	4.54%	#ß	06/25/2033	19,248
2,907,007	Structured Asset Securities Corporation, Series 2003-24A-1A3	3.34%	#	07/25/2033	2,934,552
5,898,012	Structured Asset Securities Corporation, Series 2003-35-1A1	5.15%	#	12/25/2033	6,072,292
1,445,452	Structured Asset Securities Corporation, Series 2004-11XS-2A2	5.40%	#ß	06/25/2034	2,049,787
4,769,059	Structured Asset Securities Corporation, Series 2004-22-A2	5.04%	#ß	01/25/2035	5,010,190
18,802,667	Structured Asset Securities Corporation, Series 2005-10-1A1	5.75%		06/25/2035	18,136,312
1,218,109	Structured Asset Securities Corporation, Series 2005-10-6A1	5.00%		06/25/2020	1,236,708
4,833,726	Structured Asset Securities Corporation, Series 2005-16-3A1	6.00%		09/25/2035	3,969,311
1,349,425	Structured Asset Securities Corporation, Series 2005-14-1A1 (1 Month LIBOR USD + 0.30%)	1.85%		07/25/2035	1,105,679
537,091	Structured Asset Securities Corporation, Series 2005-14-1A4 (1 Month LIBOR USD + 24.53%)	17.61%	I/F	07/25/2035	635,497
24,435,717	Structured Asset Securities Corporation, Series 2005-14-4A1	5.75%		07/25/2035	24,076,082
2,147,447	Structured Asset Securities Corporation, Series 2005-15-1A1	5.50%		08/25/2035	2,257,018
4,924,419	Structured Asset Securities Corporation, Series 2005-15-2A7	5.50%		08/25/2035	4,856,692
7,370,706	Structured Asset Securities Corporation, Series 2005-15-3A1	4.79%	#	08/25/2035	7,224,488
5,376,377	Structured Asset Securities Corporation, Series 2005-16-1A2	5.50%		09/25/2035	5,379,987
6,142,493	Structured Asset Securities Corporation, Series 2005-3-1A6	5.75%		03/25/2035	5,763,299
51,824,900	Structured Asset Securities Corporation, Series 2006-BC4-A4 (1 Month LIBOR USD + 0.17%)	1.72%		12/25/2036	50,376,021
108,661,119	Structured Asset Securities Corporation, Series 2007-4-1A3 (1 Month LIBOR USD + 6.25%)	4.69%	^I/FI/OÞ	03/28/2045	14,813,558
761,328	Suntrust Alternative Loan Trust, Series 2005-1F-2A3	5.75%		12/25/2035	747,446
1,252,978	Suntrust Alternative Loan Trust, Series 2006-1F-1A3	6.00%		04/25/2036	1,165,983
679,649	Thornburg Mortgage Securities Trust, Series 2003-6-A2 (1 Month LIBOR USD + 1.00%)	2.33%		12/25/2033	626,422
5,821,798	Thornburg Mortgage Securities Trust, Series 2004-4-5A	3.22%	#	12/25/2044	5,748,868
17,292,841	Thornburg Mortgage Securities Trust, Series 2007-1-A1 (12 Month LIBOR USD + 1.30%)	3.39%		03/25/2037	16,550,586
3,832,795	Thornburg Mortgage Securities Trust, Series 2007-1-A2A (12 Month LIBOR USD + 1.30%)	3.39%		03/25/2037	3,351,210
11,625,327	Towd Point Mortgage Trust, Series 2015-1-AE	3.00%	^	10/25/2053	11,711,955
9,693,735	Towd Point Mortgage Trust, Series 2015-1-AES	3.00%	#^	10/25/2053	9,766,521
7,110,641	Towd Point Mortgage Trust, Series 2015-2-1A12	2.75%	#^	11/25/2060	7,114,035
18,945,921	Towd Point Mortgage Trust, Series 2015-2-1A13	2.50%	#^	11/25/2060	18,832,213
54,137,897	Towd Point Mortgage Trust, Series 2015-5-A1B	2.75%	#^	05/25/2055	54,276,809
67,354,389	Towd Point Mortgage Trust, Series 2015-6-A1B	2.75%	#^	04/25/2055	67,443,101
38,323,678	US Residential Opportunity Fund Trust, Series 2017-1II-A	3.35%	^ß	11/27/2037	38,350,926
158,000,000	US Residential Opportunity Fund Trust, Series 2017-1III-A	3.35%	^ß	11/27/2037	157,947,639
69,954,866	US Residential Opportunity Fund Trust, Series 2017-1IV-A	3.35%	^ß	11/27/2037	70,004,604
22,510,365	Velocity Commercial Capital Loan Trust, Series 2016-1-AFX	3.53%	#^	04/25/2046	22,587,230
47,516,784	Velocity Commercial Capital Loan Trust, Series 2017-2-AFX	3.07%	#^	11/25/2047	47,746,994
28,500,000	VOLT LLC, Series 2017-NP10-A1	3.00%	^ß	10/25/2047	28,487,471
9,131,769	VOLT LLC, Series 2017-NPL1-A1	3.50%	#^ß	02/25/2047	9,167,039
69,858,629	VOLT LLC, Series 2017-NPL2-A1	3.50%	#^ß	03/25/2047	70,279,681
155,116,544	VOLT LLC, Series 2017-NPL3-A1	3.50%	#^ß	03/25/2047	156,164,853
105,316,480	VOLT LLC, Series 2017-NPL4-A1	3.38%	#^ß	04/25/2047	105,994,792
133,270,972	VOLT LLC, Series 2017-NPL5-A1	3.38%	#^ß	05/28/2047	133,799,885
58,695,650	VOLT LLC, Series 2017-NPL6-A1	3.25%	#^ß	05/25/2047	58,985,607
126,310,426	VOLT LLC, Series 2017-NPL7-A1	3.25%	^ß	04/25/2059	126,842,913
82,501,256	VOLT LLC, Series 2017-NPL8-A1	3.13%	^ß	06/25/2047	82,739,289
65,363,429	VOLT LLC, Series 2017-NPL9-A1	3.13%	#^ß	09/25/2047	65,486,391
7,060,530	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	6,616,924
2,865,909	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-4-5A1	5.50%		06/25/2035	2,793,477
1,102,635	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB12 (1 Month LIBOR USD + 50.60%)	33.53%	I/F	07/25/2035	1,870,739
3,570,603	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB6 (1 Month LIBOR USD + 0.60%)	2.15%		07/25/2035	3,014,846
1,128,333	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6-2A7	5.50%		08/25/2035	1,098,388
1,299,020	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-2CB7 (1 Month LIBOR USD + 50.05%)	32.98%	I/F	08/25/2035	2,009,504
14,289,221	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-2CB6 (1 Month LIBOR USD + 1.45%)	3.00%		08/25/2035	13,532,867
1,439,083	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-3CB	6.50%		08/25/2035	1,256,066
13,677,207	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-8-1A2	5.50%		10/25/2035	13,067,085
11,002,375	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-9-2A2	5.50%		11/25/2035	10,203,272
2,957,864	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-9-CX	5.50%	I/O	11/25/2035	661,824
4,193,135	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	3,995,125
2,123,232	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A2	5.75%		02/25/2036	2,022,968
1,803,407	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A7	5.75%		02/25/2036	1,718,246
4,547,701	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-3-3CB4	6.00%		04/25/2036	4,165,713
2,698,412	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-1A8	5.75%		07/25/2036	2,374,598
5,098,004	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB1	6.00%		07/25/2036	4,231,914
9,260,120	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB6	6.00%		07/25/2036	7,686,937
7,271,389	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-3A5	6.45%	#ß	07/25/2036	3,357,485
4,088,989	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-9-A7	4.85%	#ß	10/25/2036	2,266,868
10,513,561	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10-1A1	3.24%	#	09/25/2036	10,236,019
17,252,831	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR15-1A (12 Month US Treasury Average + 0.84%)	1.90%		11/25/2046	14,988,654
1,364,309	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6-2A3	3.37%	#	08/25/2036	1,324,070
14,168,350	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A2	6.00%		04/25/2037	12,322,771
14,495,619	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A6	6.00%		04/25/2037	12,607,409
7,150,244	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A2	6.00%		04/25/2037	6,919,987
9,684,371	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A3	6.00%		04/25/2037	9,372,508
8,569,998	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-4-1A1	5.50%		06/25/2037	8,531,521
413,212	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11 (1 Month LIBOR USD + 39.48%)	30.17%	I/F	06/25/2037	750,498
10,330,292	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A6	6.00%		06/25/2037	10,264,902
18,408,054	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3-4A1	3.31%	#	03/25/2037	18,341,852
21,165,762	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5-1A1	2.97%	#	05/25/2037	19,516,811
17,060,412	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY6-2A3	3.12%	#	06/25/2037	16,424,910
12,097,981	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OC1-A2 (1 Month LIBOR USD + 0.12%)	1.67%		01/25/2047	10,982,740
1,891,754	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A10	6.00%		03/25/2037	1,798,040
8,306,276	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A3	6.00%		03/25/2037	7,894,798
7,161,827	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A5	6.00%		03/25/2037	6,807,043
11,737,875	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A6	6.00%		03/25/2037	11,156,402
48,110,576	Wells Fargo Alternative Loan Trust, Series 2007-PA2-1A1	6.00%		06/25/2037	48,082,417
7,199,329	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A1 (1 Month LIBOR USD + 0.35%)	1.90%		06/25/2037	5,191,228
10,605,727	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A2 (1 Month LIBOR USD + 6.65%)	5.10%	I/FI/O	06/25/2037	2,214,016
658,631	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	613,613
15,303,177	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A1	6.00%		07/25/2037	15,091,743
6,080,050	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A4	6.00%		07/25/2037	5,996,046
11,989,858	Wells Fargo Alternative Loan Trust, Series 2007-PA3-3A1	6.25%		07/25/2037	11,515,030
5,908,724	Wells Fargo Alternative Loan Trust, Series 2007-PA3-4A3	6.50%		07/25/2037	5,497,684
87,535,401	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	85,291,921
19,638	Wells Fargo Alternative Loan Trust, Series 2007-PA5-2A1	6.00%		11/25/2022	19,644
7,649,115	Wells Fargo Alternative Loan Trust, Series 2007-PA6-A1	3.64%	#	12/28/2037	7,540,933
12,518,749	Wells Fargo Mortgage Backed Securities Trust, Series 2004-Y-3A3	3.74%	#	11/25/2034	12,881,359
20,340,492	Wells Fargo Mortgage Backed Securities Trust, Series 2005-17-1A1	5.50%		01/25/2036	20,121,191
26,790	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4-A7 (1 Month LIBOR USD + 23.89%)	17.71%	I/F	04/25/2035	30,662
2,003,563	Wells Fargo Mortgage Backed Securities Trust, Series 2005-8-A1	5.50%		10/25/2035	2,069,465
1,477,128	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16-6A4	3.45%	#	10/25/2035	1,485,064
3,856,705	Wells Fargo Mortgage Backed Securities Trust, Series 2006-12-A3	6.00%		10/25/2036	3,884,164
5,016,613	Wells Fargo Mortgage Backed Securities Trust, Series 2006-14-A1	6.00%		10/25/2036	4,988,024
5,843,189	Wells Fargo Mortgage Backed Securities Trust, Series 2006-15-A1	6.00%		11/25/2036	5,846,810
69,654	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-1A4 (1 Month LIBOR USD + 19.39%)	15.12%	I/F	03/25/2036	82,317
3,479,348	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-3A1	5.75%		03/25/2036	3,490,152
16,951,244	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3-A11	5.50%		03/25/2036	17,406,856
3,848,373	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3-A6	5.50%		03/25/2036	3,796,210
229,595	Wells Fargo Mortgage Backed Securities Trust, Series 2006-4-2A2	5.50%		04/25/2036	224,247
2,474,844	Wells Fargo Mortgage Backed Securities Trust, Series 2006-6-2A1 (1 Month LIBOR USD + 0.40%)	1.95%		05/25/2036	2,221,563
2,474,844	Wells Fargo Mortgage Backed Securities Trust, Series 2006-6-2A2 (1 Month LIBOR USD + 7.10%)	5.55%	I/FI/O	05/25/2036	419,770
1,890,281	Wells Fargo Mortgage Backed Securities Trust, Series 2006-9-2A1	0.00% P	/O	08/25/2036	1,247,814
1,890,281	Wells Fargo Mortgage Backed Securities Trust, Series 2006-9-2A2	6.00%	I/O	08/25/2036	433,424
8,010,952	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12-1A1	3.75%	#	09/25/2036	8,017,530
4,284,877	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13-A2	3.52%	#	09/25/2036	4,258,065
4,927,508	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	3.36%	#	04/25/2036	4,564,148
1,396,317	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-1A18	6.00%		07/25/2037	1,392,973
2,670,078	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-2A11	6.00%		07/25/2037	2,611,004
1,447,041	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A14	6.00%		08/25/2037	1,450,652
2,888,143	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A36	6.00%		08/25/2037	2,895,351
2,052,514	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	2,057,636
25,881,482	Wells Fargo Mortgage Backed Securities Trust, Series 2007-14-1A1	6.00%		10/25/2037	25,691,621
15,223,708	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A1	6.00%		03/25/2037	15,176,411
881,043	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A18	5.75%		03/25/2037	872,916
1,984,342	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A9	6.00%		03/25/2037	1,978,177
499,926	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-3A2	5.25%		03/25/2037	512,545
1,637,174	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3-1A3	6.00%		04/25/2037	1,643,298
1,538,237	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A11	6.50%		04/25/2037	1,584,362
5,908,897	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A15	6.00%		04/25/2037	5,997,419
3,485,335	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A3	6.00%		04/25/2037	3,537,550
3,675,753	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A8	6.00%		04/25/2037	3,730,820
3,964,714	Wells Fargo Mortgage Backed Securities Trust, Series 2007-6-A4	6.00%		05/25/2037	3,980,540
1,894,533	Wells Fargo Mortgage Backed Securities Trust, Series 2007-6-A6	6.00%		05/25/2037	1,902,096
6,237,119	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	6,217,219
433,779	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A32	5.75%		06/25/2037	428,694
14,045,534	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A34	6.00%		06/25/2037	14,000,719
3,804,215	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A36	6.00%		06/25/2037	3,792,077
1,293,753	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A43 (1 Month LIBOR USD + 0.50%)	2.05%		06/25/2037	1,110,631
3,534,507	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A49	6.00%		06/25/2037	3,523,229
1,496,323	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A8 (1 Month LIBOR USD + 0.50%)	2.05%		06/25/2037	1,284,528
675,018	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A9 (1 Month LIBOR USD + 39.00%)	29.69%	I/F	06/25/2037	1,084,151
1,047,027	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A13 (1 Month LIBOR USD + 0.37%)	1.92%		07/25/2037	963,725
1,047,027	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A14 (1 Month LIBOR USD + 39.78%)	30.47%	I/F	07/25/2037	1,502,080
17,014,186	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A16	6.00%		07/25/2037	17,107,794
11,353,304	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A2	6.00%		07/25/2037	11,415,768
1,605,028	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A20	6.00%		07/25/2037	1,613,859
14,339,866	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A22	6.00%		07/25/2037	14,418,773
4,990,820	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A3	6.00%		07/25/2037	5,018,280
6,563,956	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-2A9	6.00%		07/25/2037	7,124,434
42,684,707	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR9-A1	3.71%	#	12/28/2037	40,474,484
19,089,307	WinWater Mortgage Loan Trust, Series 2015-4-A5	3.50%	#^	06/20/2045	19,295,567
135,995,421	WinWater Mortgage Loan Trust, Series 2015-5-A3	3.50%	#^	08/20/2045	138,526,132
22,384,139	WinWater Mortgage Loan Trust, Series 2016-1-1A5	3.50%	#^	01/20/2046	22,721,985

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $13,147,215,515)					13,277,530,393

US Corporate Bonds - 0.1%
4,915,000	American Express Credit Corporation (3 Month LIBOR USD + 0.55%)	2.15%		03/18/2019	4,935,247
5,000,000	American Express Credit Corporation (3 Month LIBOR USD + 0.33%)	1.71%		05/03/2019	5,010,589
2,085,000	American Express Credit Corporation (3 Month LIBOR USD + 0.43%)	1.92%		03/03/2020	2,090,586
5,915,000	BB&T Corporation (3 Month LIBOR USD + 0.57%)	2.16%		06/15/2020	5,950,888
2,000,000	Chevron Corporation (3 Month LIBOR USD + 0.41%)	1.83%		11/15/2019	2,014,515
3,150,000	Citibank N.A. (3 Month LIBOR USD + 0.34%)	1.97%		03/20/2019	3,153,288
2,600,000	Citibank N.A. (3 Month LIBOR USD + 0.50%)	2.05%		06/12/2020	2,613,503
12,500,000	Consolidated Edison, Inc.	5.85%		04/01/2018	12,617,371
1,500,000	Daimler Finance North America LLC (3 Month LIBOR USD + 0.74%)	2.08%	^	07/05/2019	1,510,303
5,000,000	Daimler Finance North America LLC (3 Month LIBOR USD + 0.43%)	1.84%	^	02/12/2021	4,999,795
12,500,000	JPMorgan Chase & Company (3 Month LIBOR USD + 0.84%)	2.50%		03/22/2019	12,595,333
3,040,000	Medtronic, Inc. (3 Month LIBOR USD + 0.80%)	2.39%		03/15/2020	3,078,569
5,000,000	Oracle Corporation	5.75%		04/15/2018	5,057,433
3,000,000	PepsiCo, Inc. (3 Month LIBOR USD + 0.04%)	1.42%		05/02/2019	2,997,546
1,000,000	Wells Fargo & Company (3 Month LIBOR USD + 0.46%)	1.82%		04/22/2019	1,002,408
6,411,000	Wells Fargo & Company (3 Month LIBOR USD + 0.88%)	2.24%		07/22/2020	6,506,229

Total US Corporate Bonds (Cost $76,084,787)					76,133,603

US Government and Agency Mortgage Backed Obligations - 48.6%
74,375,000	Federal Home Loan Mortgage Corporation	1.00%		10/11/2018	73,893,571
8,904,442	Federal Home Loan Mortgage Corporation, Pool C0-3490	4.50%		08/01/2040	9,507,781
53,855,453	Federal Home Loan Mortgage Corporation, Pool C9-1388	3.50%		02/01/2032	55,860,223
28,368,405	Federal Home Loan Mortgage Corporation, Pool C9-1403	3.50%		03/01/2032	29,547,009
27,545,788	Federal Home Loan Mortgage Corporation, Pool C9-1413	3.50%		12/01/2031	28,570,271
13,862,540	Federal Home Loan Mortgage Corporation, Pool C9-1417	3.50%		01/01/2032	14,378,501
58,052,565	Federal Home Loan Mortgage Corporation, Pool C9-1447	3.50%		05/01/2032	60,457,422
65,264,698	Federal Home Loan Mortgage Corporation, Pool C9-1594	3.00%		01/01/2033	66,462,386
19,332,177	Federal Home Loan Mortgage Corporation, Pool C9-1596	3.00%		02/01/2033	19,710,826
9,858,593	Federal Home Loan Mortgage Corporation, Pool D9-8901	3.50%		01/01/2032	10,225,565
26,239,050	Federal Home Loan Mortgage Corporation, Pool D9-8923	3.50%		01/01/2032	27,215,717
24,561,173	Federal Home Loan Mortgage Corporation, Pool D9-9724	3.00%		11/01/2032	25,011,876
22,095,728	Federal Home Loan Mortgage Corporation, Pool G0-1840	5.00%		07/01/2035	23,983,509
4,558,750	Federal Home Loan Mortgage Corporation, Pool G0-4817	5.00%		09/01/2038	4,965,873
11,569,216	Federal Home Loan Mortgage Corporation, Pool G0-6172	5.50%		12/01/2038	12,802,344
15,592,926	Federal Home Loan Mortgage Corporation, Pool G0-6954	6.00%		05/01/2040	17,515,353
22,441,758	Federal Home Loan Mortgage Corporation, Pool G0-7011	6.00%		05/01/2040	25,208,422
22,065,009	Federal Home Loan Mortgage Corporation, Pool G0-7801	4.00%		10/01/2044	23,301,342
42,543,651	Federal Home Loan Mortgage Corporation, Pool G0-7862	4.00%		01/01/2044	44,938,082
48,860,768	Federal Home Loan Mortgage Corporation, Pool G0-7905	4.00%		01/01/2042	51,336,402
79,380,199	Federal Home Loan Mortgage Corporation, Pool G0-8534	3.00%		06/01/2043	79,898,027
25,639,098	Federal Home Loan Mortgage Corporation, Pool G0-8537	3.00%		07/01/2043	25,785,181
61,374,216	Federal Home Loan Mortgage Corporation, Pool G0-8614	3.00%		11/01/2044	61,495,740
71,711,328	Federal Home Loan Mortgage Corporation, Pool G0-8619	3.00%		12/01/2044	71,853,322
96,383,669	Federal Home Loan Mortgage Corporation, Pool G0-8622	3.00%		01/01/2045	96,574,519
185,172,212	Federal Home Loan Mortgage Corporation, Pool G0-8626	3.00%		02/01/2045	185,538,877
100,380,060	Federal Home Loan Mortgage Corporation, Pool G0-8631	3.00%		03/01/2045	100,582,706
257,201,688	Federal Home Loan Mortgage Corporation, Pool G0-8635	3.00%		04/01/2045	257,730,875
75,927,810	Federal Home Loan Mortgage Corporation, Pool G0-8640	3.00%		05/01/2045	76,086,970
394,056,681	Federal Home Loan Mortgage Corporation, Pool G0-8648	3.00%		06/01/2045	394,913,207
76,371,667	Federal Home Loan Mortgage Corporation, Pool G0-8653	3.00%		07/01/2045	76,540,628
42,248,657	Federal Home Loan Mortgage Corporation, Pool G0-8658	3.00%		08/01/2045	42,343,763
50,655,424	Federal Home Loan Mortgage Corporation, Pool G0-8670	3.00%		10/01/2045	50,773,377
593,905,755	Federal Home Loan Mortgage Corporation, Pool G0-8675	3.00%		11/01/2045	595,334,663
258,988,029	Federal Home Loan Mortgage Corporation, Pool G0-8680	3.00%		12/01/2045	259,621,164
179,803,239	Federal Home Loan Mortgage Corporation, Pool G0-8686	3.00%		01/01/2046	180,243,138
236,362,318	Federal Home Loan Mortgage Corporation, Pool G0-8692	3.00%		02/01/2046	236,940,617
472,175,323	Federal Home Loan Mortgage Corporation, Pool G0-8697	3.00%		03/01/2046	473,330,575
645,956,975	Federal Home Loan Mortgage Corporation, Pool G0-8705	3.00%		05/01/2046	647,537,425
168,567,275	Federal Home Loan Mortgage Corporation, Pool G0-8721	3.00%		09/01/2046	168,979,719
90,804,509	Federal Home Loan Mortgage Corporation, Pool G0-8741	3.00%		01/01/2047	90,989,178
68,715,991	Federal Home Loan Mortgage Corporation, Pool G6-0251	3.50%		10/01/2045	70,919,653
234,010,578	Federal Home Loan Mortgage Corporation, Pool G6-0393	3.50%		01/01/2046	241,554,684
100,178,391	Federal Home Loan Mortgage Corporation, Pool J2-2834	2.50%		03/01/2028	100,728,352
68,619,162	Federal Home Loan Mortgage Corporation, Pool Q1-3637	3.00%		11/01/2042	69,073,832
69,226,662	Federal Home Loan Mortgage Corporation, Pool Q1-3638	3.00%		11/01/2042	69,685,358
113,874,722	Federal Home Loan Mortgage Corporation, Pool Q1-6672	3.00%		03/01/2043	114,658,698
7,174,115	Federal Home Loan Mortgage Corporation, Pool Q2-3595	4.00%		12/01/2043	7,605,547
9,311,504	Federal Home Loan Mortgage Corporation, Pool Q2-4052	4.00%		01/01/2044	9,871,486
7,948,208	Federal Home Loan Mortgage Corporation, Pool Q2-4172	4.00%		01/01/2044	8,425,829
6,566,916	Federal Home Loan Mortgage Corporation, Pool Q2-4979	4.00%		02/01/2044	6,927,516
53,892,847	Federal Home Loan Mortgage Corporation, Pool Q3-1596	3.50%		02/01/2045	55,466,746
19,607,724	Federal Home Loan Mortgage Corporation, Pool Q3-2861	3.50%		04/01/2045	20,210,275
52,578,263	Federal Home Loan Mortgage Corporation, Pool Q3-2921	3.50%		04/01/2045	54,115,338
32,450,915	Federal Home Loan Mortgage Corporation, Pool Q3-9502	3.50%		03/01/2046	33,491,628
7,679,475	Federal Home Loan Mortgage Corporation, Pool T6-0392	4.00%		10/01/2041	7,921,578
6,567,181	Federal Home Loan Mortgage Corporation, Pool T6-0681	4.00%		05/01/2042	6,772,590
22,340,689	Federal Home Loan Mortgage Corporation, Pool T6-0782	3.50%		07/01/2042	22,756,094
37,583,648	Federal Home Loan Mortgage Corporation, Pool T6-0853	3.50%		09/01/2042	38,284,241
30,253,770	Federal Home Loan Mortgage Corporation, Pool T6-0854	3.50%		09/01/2042	30,816,603
3,290,713	Federal Home Loan Mortgage Corporation, Pool T6-5110	3.50%		10/01/2042	3,351,794
5,657,556	Federal Home Loan Mortgage Corporation, Pool T6-9016	5.00%		06/01/2041	5,856,702
28,343,647	Federal Home Loan Mortgage Corporation, Pool T6-9050	3.50%		05/01/2046	28,871,694
617,583	Federal Home Loan Mortgage Corporation, Pool U6-0299	4.00%		11/01/2040	652,262
158,491,825	Federal Home Loan Mortgage Corporation, Pool V8-1821	3.00%		08/01/2045	158,971,220
42,150,118	Federal Home Loan Mortgage Corporation, Pool V8-2117	3.00%		12/01/2045	42,277,622
49,224,925	Federal Home Loan Mortgage Corporation, Pool V8-2209	3.50%		02/01/2046	50,803,617
16,060,363	Federal Home Loan Mortgage Corporation, Pool V8-2248	3.50%		03/01/2046	16,608,793
125,132,001	Federal Home Loan Mortgage Corporation, Pool V8-2851	3.00%		01/01/2047	125,425,240
67,670,994	Federal Home Loan Mortgage Corporation, Series 2015-SC02-1A	3.00%		09/25/2045	66,638,030
45,998,327	Federal Home Loan Mortgage Corporation, Series 2016-SC01-1A	3.00%		07/25/2046	45,439,829
1,590,697	Federal Home Loan Mortgage Corporation, Series 2519-ZD	5.50%		11/15/2032	1,723,542
994,501	Federal Home Loan Mortgage Corporation, Series 2596-ZL	5.00%		04/15/2033	1,074,774
49,224,287	Federal Home Loan Mortgage Corporation, Series 267-30	3.00%		08/15/2042	48,620,430
486,888	Federal Home Loan Mortgage Corporation, Series 2684-ZN	4.00%		10/15/2033	504,838
93,068,098	Federal Home Loan Mortgage Corporation, Series 269-30	3.00%		08/15/2042	91,986,808
39,541,758	Federal Home Loan Mortgage Corporation, Series 274-30	3.00%		08/15/2042	39,876,453
3,459,016	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	3,747,960
117,622,463	Federal Home Loan Mortgage Corporation, Series 280-30	3.00%		09/15/2042	116,310,706
13,178,183	Federal Home Loan Mortgage Corporation, Series 3819-MS (1 Month LIBOR USD + 6.47%)	4.99%	I/FI/O	06/15/2040	1,489,058
8,751,559	Federal Home Loan Mortgage Corporation, Series 2825-PZ	5.50%		07/15/2034	9,498,195
27,838,137	Federal Home Loan Mortgage Corporation, Series 284-300	3.00%		10/15/2042	27,572,064
5,456,668	Federal Home Loan Mortgage Corporation, Series 2898-JZ	5.00%		12/15/2034	5,926,394
12,162,061	Federal Home Loan Mortgage Corporation, Series 2899-AZ	5.00%		12/15/2034	13,162,131
9,057,286	Federal Home Loan Mortgage Corporation, Series 2909-Z	5.00%		12/15/2034	9,810,813
15,117,839	Federal Home Loan Mortgage Corporation, Series 2932-Z	5.00%		02/15/2035	16,371,525
1,546,689	Federal Home Loan Mortgage Corporation, Series 2990-JL (1 Month LIBOR USD + 6.65%)	5.17%	I/FI/O	03/15/2035	149,219
5,559,223	Federal Home Loan Mortgage Corporation, Series 3002-SN (1 Month LIBOR USD + 6.50%)	5.02%	I/FI/O	07/15/2035	846,020
3,864,027	Federal Home Loan Mortgage Corporation, Series 3030-SL (1 Month LIBOR USD + 6.10%)	4.62%	I/FI/O	09/15/2035	508,520
1,093,003	Federal Home Loan Mortgage Corporation, Series 3045-DI (1 Month LIBOR USD + 6.73%)	5.25%	I/FI/O	10/15/2035	163,433
8,916,281	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	9,925,463
1,547,519	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	1,622,990
4,528,617	Federal Home Loan Mortgage Corporation, Series 3174-PZ	5.00%		01/15/2036	4,882,379
1,083,595	Federal Home Loan Mortgage Corporation, Series 3187-JZ	5.00%		07/15/2036	1,179,733
2,861,622	Federal Home Loan Mortgage Corporation, Series 3188-ZK	5.00%		07/15/2036	3,096,509
4,675,829	Federal Home Loan Mortgage Corporation, Series 3203-SE (1 Month LIBOR USD + 6.50%)	5.02%	I/FI/O	08/15/2036	858,968
6,552,566	Federal Home Loan Mortgage Corporation, Series 3203-Z	5.00%		07/15/2036	7,083,083
10,382,587	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	11,223,194
5,514,683	Federal Home Loan Mortgage Corporation, Series 3261-SA (1 Month LIBOR USD + 6.43%)	4.95%	I/FI/O	01/15/2037	909,738
21,973,355	Federal Home Loan Mortgage Corporation, Series 326-300	3.00%		03/15/2044	21,672,827
160,289	Federal Home Loan Mortgage Corporation, Series 3267-BA	5.80%		11/15/2036	162,235
6,745,070	Federal Home Loan Mortgage Corporation, Series 3275-SC (1 Month LIBOR USD + 6.08%)	4.60%	I/FI/O	02/15/2037	960,424
2,248,129	Federal Home Loan Mortgage Corporation, Series 3315-HZ	6.00%		05/15/2037	2,292,917
5,724,640	Federal Home Loan Mortgage Corporation, Series 3326-GS (1 Month LIBOR USD + 6.65%)	5.17%	I/FI/O	06/15/2037	621,234
1,106,611	Federal Home Loan Mortgage Corporation, Series 3351-ZC	5.50%		07/15/2037	1,229,404
12,045,947	Federal Home Loan Mortgage Corporation, Series 3355-BI (1 Month LIBOR USD + 6.05%)	4.57%	I/FI/O	08/15/2037	1,823,061
771,356	Federal Home Loan Mortgage Corporation, Series 3369-Z	6.00%		09/15/2037	824,796
1,687,837	Federal Home Loan Mortgage Corporation, Series 3405-ZG	5.50%		01/15/2038	1,812,832
4,341,188	Federal Home Loan Mortgage Corporation, Series 3417-SI (1 Month LIBOR USD + 6.18%)	4.70%	I/FI/O	02/15/2038	555,606
4,498,765	Federal Home Loan Mortgage Corporation, Series 3423-GS (1 Month LIBOR USD + 5.65%)	4.17%	I/FI/O	03/15/2038	450,326
738,745	Federal Home Loan Mortgage Corporation, Series 3423-SG (1 Month LIBOR USD + 5.65%)	4.17%	I/FI/O	03/15/2038	64,520
819,804	Federal Home Loan Mortgage Corporation, Series 3451-S (1 Month LIBOR USD + 6.03%)	4.55%	I/FI/O	02/15/2037	89,700
950,069	Federal Home Loan Mortgage Corporation, Series 3455-SC (1 Month LIBOR USD + 6.06%)	4.58%	I/FI/O	06/15/2038	110,503
790,033	Federal Home Loan Mortgage Corporation, Series 3473-SM (1 Month LIBOR USD + 6.07%)	4.59%	I/FI/O	07/15/2038	85,744
6,071,623	Federal Home Loan Mortgage Corporation, Series 3484-SE (1 Month LIBOR USD + 5.85%)	4.37%	I/FI/O	08/15/2038	875,056
6,059,557	Federal Home Loan Mortgage Corporation, Series 3519-SD (1 Month LIBOR USD + 5.55%)	4.07%	I/FI/O	02/15/2038	881,060
2,101,162	Federal Home Loan Mortgage Corporation, Series 3524-LB	3.83%	#P/OI/O	06/15/2038	2,145,350
145,557	Federal Home Loan Mortgage Corporation, Series 3530-GZ	4.50%		05/15/2039	143,954
7,841,153	Federal Home Loan Mortgage Corporation, Series 3541-EI (1 Month LIBOR USD + 6.75%)	5.27%	I/FI/O	06/15/2039	1,269,202
1,409,010	Federal Home Loan Mortgage Corporation, Series 3545-SA (1 Month LIBOR USD + 6.15%)	4.67%	I/FI/O	06/15/2039	165,496
586,144	Federal Home Loan Mortgage Corporation, Series 3549-SA (1 Month LIBOR USD + 5.80%)	4.32%	I/FI/O	07/15/2039	61,723
8,784,014	Federal Home Loan Mortgage Corporation, Series 3577-LS (1 Month LIBOR USD + 7.20%)	5.72%	I/FI/O	08/15/2035	1,560,200
1,585,023	Federal Home Loan Mortgage Corporation, Series 3582-SA (1 Month LIBOR USD + 6.00%)	4.52%	I/FI/O	10/15/2049	172,879
45,431,988	Federal Home Loan Mortgage Corporation, Series 358-300	3.00%		10/15/2047	45,572,424
2,727,501	Federal Home Loan Mortgage Corporation, Series 3583-GB	4.50%		10/15/2039	2,898,337
19,839,784	Federal Home Loan Mortgage Corporation, Series 3606-CS (1 Month LIBOR USD + 6.35%)	4.87%	I/FI/O	12/15/2039	3,337,601
5,312,260	Federal Home Loan Mortgage Corporation, Series 3616-SG (1 Month LIBOR USD + 6.35%)	4.87%	I/FI/O	03/15/2032	755,039
7,393,128	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	7,936,863
203,986	Federal Home Loan Mortgage Corporation, Series 3631-SE (1 Month LIBOR USD + 6.40%)	4.92%	I/FI/O	05/15/2039	1,174
10,556,446	Federal Home Loan Mortgage Corporation, Series 3641-Z	5.50%		02/15/2036	11,518,670
10,392,970	Federal Home Loan Mortgage Corporation, Series 3654-ZB	5.50%		11/15/2037	11,103,219
23,636,550	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	25,536,153
2,102,470	Federal Home Loan Mortgage Corporation, Series 3667-SB (1 Month LIBOR USD + 6.45%)	4.97%	I/FI/O	05/15/2040	285,523
9,641,611	Federal Home Loan Mortgage Corporation, Series 3702-SG (1 Month LIBOR USD + 6.05%)	4.57%	I/FI/O	08/15/2032	1,409,364
2,218,554	Federal Home Loan Mortgage Corporation, Series 3704-EI	5.00%	I/O	12/15/2036	638,924
3,741,293	Federal Home Loan Mortgage Corporation, Series 3712-SG (1 Month LIBOR USD + 25.00%)	18.20%	I/F	08/15/2040	4,931,405
6,065,555	Federal Home Loan Mortgage Corporation, Series 3724-CM	5.50%		06/15/2037	6,667,630
64,301,867	Federal Home Loan Mortgage Corporation, Series 3725-CS (1 Month LIBOR USD + 6.00%)	4.52%	I/FI/O	05/15/2040	8,238,284
19,565,010	Federal Home Loan Mortgage Corporation, Series 3726-SA (1 Month LIBOR USD + 6.05%)	4.57%	I/FI/O	09/15/2040	2,773,035
56,840,826	Federal Home Loan Mortgage Corporation, Series 3738-BP	4.00%		12/15/2038	58,696,736
2,464,710	Federal Home Loan Mortgage Corporation, Series 3741-SC (1 Month LIBOR USD + 10.00%)	7.05%	I/F	10/15/2040	2,631,856
17,936,995	Federal Home Loan Mortgage Corporation, Series 3752-BS (1 Month LIBOR USD + 10.00%)	7.28%	I/F	11/15/2040	17,677,867
17,016,433	Federal Home Loan Mortgage Corporation, Series 3768-ZX	5.00%		12/15/2040	19,073,600
7,334,464	Federal Home Loan Mortgage Corporation, Series 3771-AL	4.00%		12/15/2030	7,778,998
18,761,630	Federal Home Loan Mortgage Corporation, Series 3779-BY	3.50%		12/15/2030	19,643,929
28,449,832	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	29,608,051
21,433,035	Federal Home Loan Mortgage Corporation, Series 3779-LB	4.00%		12/15/2030	22,486,426
3,500,000	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	3,645,132
15,000,000	Federal Home Loan Mortgage Corporation, Series 3783-AC	4.00%		01/15/2031	15,935,413
8,689,698	Federal Home Loan Mortgage Corporation, Series 3786-SG (1 Month LIBOR USD + 9.50%)	6.55%	I/F	01/15/2041	8,887,019
11,731,674	Federal Home Loan Mortgage Corporation, Series 3788-AY	3.50%		01/15/2031	12,094,159
5,500,356	Federal Home Loan Mortgage Corporation, Series 3790-Z	4.00%		01/15/2041	5,745,744
13,181,202	Federal Home Loan Mortgage Corporation, Series 3795-VZ	4.00%		01/15/2041	13,739,937
419,735	Federal Home Loan Mortgage Corporation, Series 3798-SD (1 Month LIBOR USD + 9.60%)	6.65%	I/F	12/15/2040	421,295
21,111,698	Federal Home Loan Mortgage Corporation, Series 3800-VZ	4.50%		02/15/2041	23,347,937
9,793,357	Federal Home Loan Mortgage Corporation, Series 3803-ZM	4.00%		02/15/2041	9,906,590
51,027,062	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	55,880,716
18,000,000	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	18,432,724
15,277,557	Federal Home Loan Mortgage Corporation, Series 3812-EY	3.50%		02/15/2031	15,733,531
6,651,277	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	7,163,259
12,144,325	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	13,152,642
35,500,000	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	37,213,631
3,350,433	Federal Home Loan Mortgage Corporation, Series 3828-SW (1 Month LIBOR USD + 13.20%)	8.77%	I/F	02/15/2041	4,144,813
16,065,724	Federal Home Loan Mortgage Corporation, Series 3829-VZ	4.00%		03/15/2041	16,975,135
6,973,231	Federal Home Loan Mortgage Corporation, Series 3843-PZ	5.00%		04/15/2041	7,991,164
35,949,994	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	38,714,988
10,229,000	Federal Home Loan Mortgage Corporation, Series 3870-PB	4.50%		06/15/2041	10,783,333
54,323,929	Federal Home Loan Mortgage Corporation, Series 3871-LZ	5.50%		06/15/2041	61,259,671
17,132,156	Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	17,429,627
12,236,431	Federal Home Loan Mortgage Corporation, Series 3877-EY	4.50%		06/15/2041	13,034,882
6,954,176	Federal Home Loan Mortgage Corporation, Series 3877-GY	4.50%		06/15/2041	7,313,605
32,799,730	Federal Home Loan Mortgage Corporation, Series 3877-ZU	4.50%		06/15/2041	33,596,901
29,483,178	Federal Home Loan Mortgage Corporation, Series 3888-ZG	4.00%		07/15/2041	30,959,457
21,344,597	Federal Home Loan Mortgage Corporation, Series 3888-ZU	4.50%		06/15/2041	23,493,716
7,307,521	Federal Home Loan Mortgage Corporation, Series 3900-SB (1 Month LIBOR USD + 5.97%)	4.49%	I/FI/O	07/15/2041	929,662
38,185,100	Federal Home Loan Mortgage Corporation, Series 3901-VZ	4.00%		07/15/2041	40,399,278
24,689,561	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%		08/15/2041	28,159,407
7,451,035	Federal Home Loan Mortgage Corporation, Series 3910-ZE	5.00%		10/15/2034	8,038,088
11,953,586	Federal Home Loan Mortgage Corporation, Series 3919-KL	4.50%		09/15/2041	12,521,101
30,951,588	Federal Home Loan Mortgage Corporation, Series 3919-ZJ	4.00%		09/15/2041	32,440,687
3,349,925	Federal Home Loan Mortgage Corporation, Series 3942-JZ	4.00%		10/15/2041	3,462,521
11,670,377	Federal Home Loan Mortgage Corporation, Series 3944-AZ	4.00%		10/15/2041	11,791,829
2,973,918	Federal Home Loan Mortgage Corporation, Series 3946-SM (1 Month LIBOR USD + 14.70%)	10.27%	I/F	10/15/2041	3,766,284
7,042,845	Federal Home Loan Mortgage Corporation, Series 3957-DZ	3.50%		11/15/2041	7,118,748
10,000,000	Federal Home Loan Mortgage Corporation, Series 3964-VM	4.00%		11/15/2034	10,536,452
34,744,976	Federal Home Loan Mortgage Corporation, Series 3969-AB	4.00%		10/15/2033	35,583,636
12,297,144	Federal Home Loan Mortgage Corporation, Series 3982-AZ	3.50%		01/15/2042	12,716,120
61,785,770	Federal Home Loan Mortgage Corporation, Series 3990-ZA	3.50%		01/15/2042	62,222,163
16,564,677	Federal Home Loan Mortgage Corporation, Series 3999-EZ	4.00%		02/15/2042	17,182,970
53,017,123	Federal Home Loan Mortgage Corporation, Series 3999-ZB	4.00%		02/15/2042	55,729,140
30,060,618	Federal Home Loan Mortgage Corporation, Series 4016-KZ	4.00%		03/15/2042	31,935,890
15,913,308	Federal Home Loan Mortgage Corporation, Series 4050-BC	2.00%		05/15/2041	15,674,408
74,737,258	Federal Home Loan Mortgage Corporation, Series 4057-ZA	4.00%		06/15/2042	78,964,038
74,464,131	Federal Home Loan Mortgage Corporation, Series 4084-TZ	4.00%		07/15/2042	78,469,706
7,748,299	Federal Home Loan Mortgage Corporation, Series 4097-TG	2.00%		05/15/2039	7,641,026
41,503,467	Federal Home Loan Mortgage Corporation, Series 4097-ZA	3.50%		08/15/2042	41,921,087
97,063,000	Federal Home Loan Mortgage Corporation, Series 4109-GE	4.50%		10/15/2041	101,878,276
5,672,809	Federal Home Loan Mortgage Corporation, Series 4109-KD	3.00%		05/15/2032	5,684,334
4,995,407	Federal Home Loan Mortgage Corporation, Series 4121-AV	3.00%		12/15/2035	4,917,142
51,981,153	Federal Home Loan Mortgage Corporation, Series 4160-HP	2.50%		01/15/2033	51,869,211
29,405,879	Federal Home Loan Mortgage Corporation, Series 4162-ZJ	3.00%		02/15/2033	28,752,777
6,192,345	Federal Home Loan Mortgage Corporation, Series 4165-ZT	3.00%		02/15/2043	5,769,782
42,566,548	Federal Home Loan Mortgage Corporation, Series 4174-Z	3.50%		03/15/2043	43,146,717
106,744,784	Federal Home Loan Mortgage Corporation, Series 4179-AZ	4.00%		01/15/2041	112,835,193
31,112,512	Federal Home Loan Mortgage Corporation, Series 4183-ZB	3.00%		03/15/2043	29,020,618
17,324,220	Federal Home Loan Mortgage Corporation, Series 4186-ZJ	3.00%		03/15/2033	16,584,292
13,000,000	Federal Home Loan Mortgage Corporation, Series 4189-ML	3.00%		04/15/2038	12,688,750
167,611,593	Federal Home Loan Mortgage Corporation, Series 4212-US (1 Month LIBOR USD + 5.40%)	3.77%	I/F	06/15/2043	141,524,105
9,835,036	Federal Home Loan Mortgage Corporation, Series 4215-KC	2.25%		03/15/2038	9,826,292
73,517,367	Federal Home Loan Mortgage Corporation, Series 4223-US (1 Month LIBOR USD + 5.43%)	3.79%	I/F	07/15/2043	64,377,210
23,857,655	Federal Home Loan Mortgage Corporation, Series 4223-ZV	4.00%		07/15/2043	25,314,199
29,159,823	Federal Home Loan Mortgage Corporation, Series 4229-TZ	3.00%		06/15/2043	28,053,456
29,822,069	Federal Home Loan Mortgage Corporation, Series 4229-ZA	4.00%		07/15/2043	31,756,859
21,721,938	Federal Home Loan Mortgage Corporation, Series 4249-CS (1 Month LIBOR USD + 4.65%)	3.63%	I/F	09/15/2043	19,201,037
21,679,779	Federal Home Loan Mortgage Corporation, Series 4250-BZ	3.00%		09/15/2033	20,883,564
22,051,765	Federal Home Loan Mortgage Corporation, Series 4267-BZ	4.00%		10/15/2040	23,199,912
68,077,758	Federal Home Loan Mortgage Corporation, Series 4323-GA	3.00%		06/15/2040	69,069,474
18,400,096	Federal Home Loan Mortgage Corporation, Series 4355-ZX	4.00%		05/15/2044	19,643,990
29,474,521	Federal Home Loan Mortgage Corporation, Series 4360-KA	3.00%		05/15/2040	29,797,461
47,674,662	Federal Home Loan Mortgage Corporation, Series 4375-CG	3.00%		04/15/2039	48,263,969
14,917,946	Federal Home Loan Mortgage Corporation, Series 4376-GZ	3.00%		08/15/2044	14,040,861
47,427,756	Federal Home Loan Mortgage Corporation, Series 4377-LZ	3.00%		08/15/2044	44,148,743
57,672,959	Federal Home Loan Mortgage Corporation, Series 4377-UZ	3.00%		08/15/2044	54,371,015
6,106,560	Federal Home Loan Mortgage Corporation, Series 4379-KA	3.00%		08/15/2044	6,183,598
23,115,590	Federal Home Loan Mortgage Corporation, Series 4384-A	3.00%		12/15/2040	23,216,804
25,924,799	Federal Home Loan Mortgage Corporation, Series 4384-ZY	3.00%		09/15/2044	24,042,298
1,586,844	Federal Home Loan Mortgage Corporation, Series 4386-US (1 Month LIBOR USD + 8.14%)	5.76%	I/F	09/15/2044	1,548,181
200,639,008	Federal Home Loan Mortgage Corporation, Series 4390-NY	3.00%		06/15/2040	203,367,819
131,391,457	Federal Home Loan Mortgage Corporation, Series 4390-NZ	3.00%		09/15/2044	122,165,056
52,472,885	Federal Home Loan Mortgage Corporation, Series 4391-MA	3.00%		07/15/2040	53,006,177
67,831,725	Federal Home Loan Mortgage Corporation, Series 4408-PB	3.00%		04/15/2044	67,320,796
2,727,355	Federal Home Loan Mortgage Corporation, Series 4419-TB	3.00%		02/15/2040	2,730,176
92,682,695	Federal Home Loan Mortgage Corporation, Series 4427-CE	3.00%		02/15/2034	93,987,816
59,562,822	Federal Home Loan Mortgage Corporation, Series 4427-MA	3.00%		02/15/2034	60,226,197
35,990,731	Federal Home Loan Mortgage Corporation, Series 4427-PS (1 Month LIBOR USD + 5.60%)	4.12%	I/FI/O	07/15/2044	5,308,744
49,140,254	Federal Home Loan Mortgage Corporation, Series 4429-HA	3.00%		04/15/2034	49,894,969
25,037,836	Federal Home Loan Mortgage Corporation, Series 4434-LZ	3.00%		02/15/2045	23,300,929
12,006,994	Federal Home Loan Mortgage Corporation, Series 4438-B	3.00%		10/15/2043	12,061,632
9,361,974	Federal Home Loan Mortgage Corporation, Series 4441-VZ	3.00%		02/15/2045	8,730,713
55,046,659	Federal Home Loan Mortgage Corporation, Series 4444-CH	3.00%		01/15/2041	55,561,075
27,215,040	Federal Home Loan Mortgage Corporation, Series 4444-CZ	3.00%		02/15/2045	25,816,015
52,533,535	Federal Home Loan Mortgage Corporation, Series 4447-A	3.00%		06/15/2041	53,018,388
25,669,699	Federal Home Loan Mortgage Corporation, Series 4447-YZ	4.00%		08/15/2043	27,317,104
8,144,151	Federal Home Loan Mortgage Corporation, Series 4450-JZ	3.00%		03/15/2045	7,518,576
7,082,436	Federal Home Loan Mortgage Corporation, Series 4461-LZ	3.00%		03/15/2045	6,678,039
8,353,476	Federal Home Loan Mortgage Corporation, Series 4462-ZA	3.00%		04/15/2045	7,801,668
48,743,051	Federal Home Loan Mortgage Corporation, Series 4463-ZC	3.00%		04/15/2045	46,244,229
27,079,473	Federal Home Loan Mortgage Corporation, Series 4467-ZA	3.00%		04/15/2045	25,619,594
163,388,954	Federal Home Loan Mortgage Corporation, Series 4471-BA	3.00%		12/15/2041	162,834,166
142,075,758	Federal Home Loan Mortgage Corporation, Series 4471-BC	3.00%		12/15/2041	142,977,839
128,273,751	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	128,348,290
57,870,083	Federal Home Loan Mortgage Corporation, Series 4481-B	3.00%		12/15/2042	58,121,581
226,269,621	Federal Home Loan Mortgage Corporation, Series 4483-CA	3.00%		06/15/2044	226,921,345
120,064,091	Federal Home Loan Mortgage Corporation, Series 4483-PA	2.50%		06/15/2045	118,475,727
16,166,749	Federal Home Loan Mortgage Corporation, Series 4484-ZL	3.00%		06/15/2045	15,146,250
8,705,036	Federal Home Loan Mortgage Corporation, Series 4492-GZ	3.50%		07/15/2045	8,549,562
39,081,479	Federal Home Loan Mortgage Corporation, Series 4498-PD	2.50%		08/15/2042	38,726,455
33,042,657	Federal Home Loan Mortgage Corporation, Series 4499-AB	3.00%		06/15/2042	33,258,961
56,555,648	Federal Home Loan Mortgage Corporation, Series 4504-CA	3.00%		04/15/2044	56,965,722
33,496,432	Federal Home Loan Mortgage Corporation, Series 4511-QA	3.00%		01/15/2041	33,622,653
26,111,022	Federal Home Loan Mortgage Corporation, Series 4511-QC	3.00%		12/15/2040	26,322,370
68,056,543	Federal Home Loan Mortgage Corporation, Series 4527-GA	3.00%		02/15/2044	68,078,743
156,356,295	Federal Home Loan Mortgage Corporation, Series 4527-CA	3.00%		02/15/2044	157,370,578
149,626,859	Federal Home Loan Mortgage Corporation, Series 4533-AB	3.00%		06/15/2044	148,917,059
136,006,871	Federal Home Loan Mortgage Corporation, Series 4543-HG	2.70%		04/15/2044	134,433,231
214,332,184	Federal Home Loan Mortgage Corporation, Series 4573-CA	3.00%		11/15/2044	210,314,528
68,045,268	Federal Home Loan Mortgage Corporation, Series 4573-DA	3.00%		03/15/2045	66,877,516
152,123,726	Federal Home Loan Mortgage Corporation, Series 4582-HA	3.00%		09/15/2045	153,168,420
80,726,100	Federal Home Loan Mortgage Corporation, Series 4588-DA	3.00%		02/15/2044	80,911,124
78,539,520	Federal Home Loan Mortgage Corporation, Series 4629-KA	3.00%		03/15/2045	78,461,326
50,000,000	Federal Home Loan Mortgage Corporation, Series 4744-KA	3.00%		08/15/2046	50,242,747
66,608,982	Federal Home Loan Mortgage Corporation, Series 4750	3.00%		07/15/2046	66,853,564
101,038,000	Federal Home Loan Mortgage Corporation, Series 4752-PL	3.00%		09/15/2046	101,298,486
75,092,934	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	82,536,063
244,864,516	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Z4-0117	3.00%		04/01/2045	245,349,703
6,583,000	Federal Home Loan Mortgage Corporation Pass-Thru, Series K054-A2	2.75%		01/25/2026	6,580,888
35,346,585	Federal National Mortgage Association, Pool AL9220	3.00%		06/01/2045	35,553,820
80,049,994	Federal National Mortgage Association, Pool AS7473	3.00%		07/01/2046	79,730,140
11,454,035	Federal National Mortgage Association, Pool AS7610	2.50%		07/01/2046	11,037,370
176,351,084	Federal National Mortgage Association, Pool AS7661	3.00%		08/01/2046	175,646,507
101,166,413	Federal National Mortgage Association, Pool AS8111	3.00%		10/01/2041	101,764,663
68,906,756	Federal National Mortgage Association, Pool AS8306	3.00%		11/01/2041	69,314,241
362,478,435	Federal National Mortgage Association, Pool AS8356	3.00%		11/01/2046	361,027,554
43,371,727	Federal National Mortgage Association, Pool AS8522	3.00%		12/01/2046	43,494,020
21,126,769	Federal National Mortgage Association, Pool AZ0576	3.50%		04/01/2042	21,734,799
25,993,307	Federal National Mortgage Association, Pool BC9081	3.00%		12/01/2046	26,066,599
140,908,377	Federal National Mortgage Association, Pool MA2621	3.50%		05/01/2046	143,653,234
118,719,465	Federal National Mortgage Association, Pool MA2649	3.00%		06/01/2046	118,245,550
42,282,641	Federal National Mortgage Association, Pool MA2673	3.00%		07/01/2046	42,113,821
127,311,075	Federal National Mortgage Association, Pool MA2711	3.00%		08/01/2046	126,803,054
72,820,517	Federal National Mortgage Association, Pool MA2737	3.00%		09/01/2046	72,894,818
11,773,242	Federal National Mortgage Association, Pool MA2743	3.00%		09/01/2046	11,726,274
959,559	Federal National Mortgage Association, Series 2002-70-QZ	5.50%		11/25/2032	1,041,278
1,477,935	Federal National Mortgage Association, Series 2002-75-ZG	5.50%		11/25/2032	1,634,015
251,379	Federal National Mortgage Association, Series 2003-117-KS (1 Month LIBOR USD + 7.10%)	5.55%	I/FI/O	08/25/2033	3,070
20,113,436	Federal National Mortgage Association, Series 2003-129-ZT	5.50%		01/25/2034	22,645,645
3,810,135	Federal National Mortgage Association, Series 2003-29-ZL	5.00%		04/25/2033	4,114,109
1,823,254	Federal National Mortgage Association, Series 2003-64-ZG	5.50%		07/25/2033	1,970,435
15,023,644	Federal National Mortgage Association, Series 2003-84-PZ	5.00%		09/25/2033	16,141,127
13,686,322	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	15,147,301
4,092,388	Federal National Mortgage Association, Series 2004-46-PJ (1 Month LIBOR USD + 6.00%)	4.45%	I/FI/O	03/25/2034	428,739
3,548,515	Federal National Mortgage Association, Series 2004-51-XP (1 Month LIBOR USD + 7.70%)	6.15%	I/FI/O	07/25/2034	717,881
5,000,000	Federal National Mortgage Association, Series 2004-W10-A6	5.75%		08/25/2034	5,528,758
968,742	Federal National Mortgage Association, Series 2004-W4-A5	5.50%		06/25/2034	994,014
290,078	Federal National Mortgage Association, Series 2005-107-EG	4.50%		01/25/2026	306,019
809,890	Federal National Mortgage Association, Series 2005-37-ZK	4.50%		05/25/2035	846,630
8,474,273	Federal National Mortgage Association, Series 2005-87-SE (1 Month LIBOR USD + 6.05%)	4.50%	I/FI/O	10/25/2035	1,210,322
6,891,728	Federal National Mortgage Association, Series 2005-87-SG (1 Month LIBOR USD + 6.70%)	5.15%	I/FI/O	10/25/2035	1,100,329
5,662,044	Federal National Mortgage Association, Series 2006-101-SA (1 Month LIBOR USD + 6.58%)	5.03%	I/FI/O	10/25/2036	1,091,115
2,378,591	Federal National Mortgage Association, Series 2006-123-LI (1 Month LIBOR USD + 6.32%)	4.77%	I/FI/O	01/25/2037	395,770
1,520,846	Federal National Mortgage Association, Series 2006-16-HZ	5.50%		03/25/2036	1,654,875
9,666,489	Federal National Mortgage Association, Series 2006-56-SM (1 Month LIBOR USD + 6.75%)	5.20%	I/FI/O	07/25/2036	1,453,685
16,256,788	Federal National Mortgage Association, Series 2006-60-YI (1 Month LIBOR USD + 6.57%)	5.02%	I/FI/O	07/25/2036	3,512,453
1,227,046	Federal National Mortgage Association, Series 2006-93-SN (1 Month LIBOR USD + 6.60%)	5.05%	I/FI/O	10/25/2036	166,552
14,243,146	Federal National Mortgage Association, Series 2007-109-VZ	5.00%		10/25/2035	15,556,031
1,422,178	Federal National Mortgage Association, Series 2007-116-BI (1 Month LIBOR USD + 6.25%)	4.70%	I/FI/O	05/25/2037	191,722
8,294,541	Federal National Mortgage Association, Series 2007-14-PS (1 Month LIBOR USD + 6.81%)	5.26%	I/FI/O	03/25/2037	1,381,456
4,351,941	Federal National Mortgage Association, Series 2007-30-OI (1 Month LIBOR USD + 6.44%)	4.89%	I/FI/O	04/25/2037	813,204
769,592	Federal National Mortgage Association, Series 2007-30-SI (1 Month LIBOR USD + 6.11%)	4.56%	I/FI/O	04/25/2037	85,009
4,736,395	Federal National Mortgage Association, Series 2007-32-SG (1 Month LIBOR USD + 6.10%)	4.55%	I/FI/O	04/25/2037	723,843
3,768,530	Federal National Mortgage Association, Series 2007-57-SX (1 Month LIBOR USD + 6.62%)	5.07%	I/FI/O	10/25/2036	603,546
5,584,507	Federal National Mortgage Association, Series 2007-60-VZ	6.00%		07/25/2037	6,242,200
2,752,579	Federal National Mortgage Association, Series 2007-71-GZ	6.00%		07/25/2047	2,987,591
4,631,423	Federal National Mortgage Association, Series 2007-75-ID (1 Month LIBOR USD + 5.87%)	4.32%	I/FI/O	08/25/2037	715,419
1,207,437	Federal National Mortgage Association, Series 2007-9-SD (1 Month LIBOR USD + 6.65%)	5.10%	I/FI/O	03/25/2037	152,967
785,502	Federal National Mortgage Association, Series 2008-27-B	5.50%		04/25/2038	825,631
5,422,118	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	5,775,798
10,483,998	Federal National Mortgage Association, Series 2008-48-BE	5.00%		06/25/2034	11,264,065
1,426,880	Federal National Mortgage Association, Series 2008-48-SD (1 Month LIBOR USD + 6.00%)	4.45%	I/FI/O	06/25/2037	138,734
1,547,232	Federal National Mortgage Association, Series 2008-53-LI (1 Month LIBOR USD + 6.15%)	4.60%	I/FI/O	07/25/2038	185,977
1,506,677	Federal National Mortgage Association, Series 2008-57-SE (1 Month LIBOR USD + 6.00%)	4.45%	I/FI/O	02/25/2037	197,623
1,416,819	Federal National Mortgage Association, Series 2008-5-MS (1 Month LIBOR USD + 6.25%)	4.70%	I/FI/O	02/25/2038	195,188
1,476,118	Federal National Mortgage Association, Series 2008-61-SC (1 Month LIBOR USD + 6.00%)	4.45%	I/FI/O	07/25/2038	171,588
1,454,243	Federal National Mortgage Association, Series 2008-62-SC (1 Month LIBOR USD + 6.00%)	4.45%	I/FI/O	07/25/2038	158,163
2,569,492	Federal National Mortgage Association, Series 2008-65-SA (1 Month LIBOR USD + 6.00%)	4.45%	I/FI/O	08/25/2038	304,371
3,008,682	Federal National Mortgage Association, Series 2008-81-LP	5.50%		09/25/2038	3,210,863
8,910,608	Federal National Mortgage Association, Series 2009-106-EZ	4.50%		01/25/2040	9,296,130
2,036,055	Federal National Mortgage Association, Series 2009-111-SE (1 Month LIBOR USD + 6.25%)	4.70%	I/FI/O	01/25/2040	206,697
756,175	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	813,889
4,415,820	Federal National Mortgage Association, Series 2009-42-SI (1 Month LIBOR USD + 6.00%)	4.45%	I/FI/O	06/25/2039	512,936
2,187,270	Federal National Mortgage Association, Series 2009-42-SX (1 Month LIBOR USD + 6.00%)	4.45%	I/FI/O	06/25/2039	237,924
1,415,956	Federal National Mortgage Association, Series 2009-47-SA (1 Month LIBOR USD + 6.10%)	4.55%	I/FI/O	07/25/2039	150,386
829,501	Federal National Mortgage Association, Series 2009-48-WS (1 Month LIBOR USD + 5.95%)	4.40%	I/FI/O	07/25/2039	94,788
7,080,065	Federal National Mortgage Association, Series 2009-49-S (1 Month LIBOR USD + 6.75%)	5.20%	I/FI/O	07/25/2039	1,143,247
800,042	Federal National Mortgage Association, Series 2009-51-BZ	4.50%		07/25/2039	835,212
2,200,967	Federal National Mortgage Association, Series 2009-54-EZ	5.00%		07/25/2039	2,327,524
1,852,004	Federal National Mortgage Association, Series 2009-70-SA (1 Month LIBOR USD + 5.80%)	4.25%	I/FI/O	09/25/2039	184,946
6,570,466	Federal National Mortgage Association, Series 2009-80-PM	4.50%		10/25/2039	6,958,323
3,599,462	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	3,753,178
15,622,792	Federal National Mortgage Association, Series 2009-85-ES (1 Month LIBOR USD + 7.23%)	5.68%	I/FI/O	01/25/2036	2,809,678
22,295,598	Federal National Mortgage Association, Series 2009-85-JS (1 Month LIBOR USD + 6.75%)	5.20%	I/FI/O	10/25/2039	4,636,731
2,352,548	Federal National Mortgage Association, Series 2009-90-IB (1 Month LIBOR USD + 5.72%)	4.17%	I/FI/O	04/25/2037	248,355
1,698,153	Federal National Mortgage Association, Series 2009-94-BC	5.00%		11/25/2039	1,784,173
19,440,548	Federal National Mortgage Association, Series 2010-101-SA (1 Month LIBOR USD + 4.48%)	2.93%	I/FI/O	09/25/2040	2,382,173
9,505,760	Federal National Mortgage Association, Series 2010-101-ZC	4.50%		09/25/2040	10,058,233
27,028,496	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	28,294,037
6,359,824	Federal National Mortgage Association, Series 2010-10-SA (1 Month LIBOR USD + 6.35%)	4.80%	I/FI/O	02/25/2040	1,024,054
2,603,584	Federal National Mortgage Association, Series 2010-10-ZA	4.50%		02/25/2040	2,672,736
1,563,537	Federal National Mortgage Association, Series 2010-111-S (1 Month LIBOR USD + 5.95%)	4.40%	I/FI/O	10/25/2050	187,857
5,297,255	Federal National Mortgage Association, Series 2010-116-Z	4.00%		10/25/2040	5,580,481
1,703,870	Federal National Mortgage Association, Series 2010-117-SA (1 Month LIBOR USD + 4.50%)	2.95%	I/FI/O	10/25/2040	117,899
4,393,307	Federal National Mortgage Association, Series 2010-120-KD	4.00%		10/25/2040	4,648,330
32,609,646	Federal National Mortgage Association, Series 2010-121-SD (1 Month LIBOR USD + 4.50%)	2.95%	I/FI/O	10/25/2040	2,934,425
242,685	Federal National Mortgage Association, Series 2010-126-SU (1 Month LIBOR USD + 55.00%)	40.03%	I/F	11/25/2040	846,906
178,693	Federal National Mortgage Association, Series 2010-126-SX (1 Month LIBOR USD + 15.00%)	10.92%	I/F	11/25/2040	268,335
7,658,658	Federal National Mortgage Association, Series 2010-128-HZ	4.00%		11/25/2040	7,825,192
5,844,136	Federal National Mortgage Association, Series 2010-132-Z	4.50%		11/25/2040	6,110,999
88,008	Federal National Mortgage Association, Series 2010-137-VS (1 Month LIBOR USD + 15.00%)	10.92%	I/F	12/25/2040	118,069
14,320,611	Federal National Mortgage Association, Series 2010-142-AZ	4.00%		12/25/2040	14,565,798
15,984,251	Federal National Mortgage Association, Series 2010-148-SA (1 Month LIBOR USD + 6.65%)	5.10%	I/FI/O	01/25/2026	1,701,049
34,068,849	Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	34,839,460
12,308,570	Federal National Mortgage Association, Series 2010-16-SA (1 Month LIBOR USD + 5.45%)	3.90%	I/FI/O	03/25/2040	1,655,812
4,047,291	Federal National Mortgage Association, Series 2010-21-DZ	5.00%		03/25/2040	4,386,495
1,861,543	Federal National Mortgage Association, Series 2010-21-KS (1 Month LIBOR USD + 4.95%)	3.40%	I/FI/O	03/25/2040	132,958
831,576	Federal National Mortgage Association, Series 2010-2-GS (1 Month LIBOR USD + 6.45%)	4.90%	I/FI/O	12/25/2049	65,803
2,764,633	Federal National Mortgage Association, Series 2010-2-MS (1 Month LIBOR USD + 6.25%)	4.70%	I/FI/O	02/25/2050	344,324
2,350,250	Federal National Mortgage Association, Series 2010-31-SA (1 Month LIBOR USD + 5.00%)	3.45%	I/FI/O	04/25/2040	173,460
6,647,542	Federal National Mortgage Association, Series 2010-31-VZ	4.00%		04/25/2040	6,803,336
5,823,243	Federal National Mortgage Association, Series 2010-34-PS (1 Month LIBOR USD + 4.93%)	3.38%	I/FI/O	04/25/2040	527,437
896,249	Federal National Mortgage Association, Series 2010-35-ES (1 Month LIBOR USD + 6.45%)	4.90%	I/FI/O	04/25/2040	87,947
1,375,117	Federal National Mortgage Association, Series 2010-35-SV (1 Month LIBOR USD + 6.45%)	4.90%	I/FI/O	04/25/2040	136,589
1,654,408	Federal National Mortgage Association, Series 2010-46-MS (1 Month LIBOR USD + 4.95%)	3.40%	I/FI/O	05/25/2040	144,419
12,641,922	Federal National Mortgage Association, Series 2010-49-ZW	4.50%		05/25/2040	13,083,659
3,269,715	Federal National Mortgage Association, Series 2010-4-SK (1 Month LIBOR USD + 6.23%)	4.68%	I/FI/O	02/25/2040	450,970
1,275,936	Federal National Mortgage Association, Series 2010-58-ES (1 Month LIBOR USD + 12.47%)	8.48%	I/F	06/25/2040	1,409,556
9,051,393	Federal National Mortgage Association, Series 2010-59-MS (1 Month LIBOR USD + 5.77%)	4.22%	I/FI/O	06/25/2040	1,391,461
10,139,124	Federal National Mortgage Association, Series 2010-59-PS (1 Month LIBOR USD + 6.45%)	4.90%	I/FI/O	03/25/2039	661,251
8,994,146	Federal National Mortgage Association, Series 2010-59-SC (1 Month LIBOR USD + 5.00%)	3.45%	I/FI/O	01/25/2040	937,964
1,249,151	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	1,288,632
808,432	Federal National Mortgage Association, Series 2010-61-EL	4.50%		06/25/2040	857,213
9,839,124	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	10,639,038
32,734,305	Federal National Mortgage Association, Series 2010-76-ZK	4.50%		07/25/2040	34,609,961
8,220,053	Federal National Mortgage Association, Series 2010-79-CZ	4.00%		07/25/2040	8,391,431
28,237,402	Federal National Mortgage Association, Series 2010-79-VZ	4.50%		07/25/2040	30,047,010
4,288,371	Federal National Mortgage Association, Series 2010-84-ZC	4.50%		08/25/2040	4,533,285
8,576,724	Federal National Mortgage Association, Series 2010-84-ZD	4.50%		08/25/2040	9,066,550
10,870,427	Federal National Mortgage Association, Series 2010-84-ZG	4.50%		08/25/2040	11,282,269
1,418,347	Federal National Mortgage Association, Series 2010-90-SA (1 Month LIBOR USD + 5.85%)	4.30%	I/FI/O	08/25/2040	157,820
2,289,946	Federal National Mortgage Association, Series 2010-94-Z	4.50%		08/25/2040	2,388,613
8,668,587	Federal National Mortgage Association, Series 2010-99-SG (1 Month LIBOR USD + 25.00%)	18.20%	I/F	09/25/2040	13,634,553
2,649,367	Federal National Mortgage Association, Series 2010-9-DS (1 Month LIBOR USD + 5.30%)	3.75%	I/FI/O	02/25/2040	270,177
35,567,886	Federal National Mortgage Association, Series 2011-106-LZ	3.50%		10/25/2041	36,577,711
520,021	Federal National Mortgage Association, Series 2011-110-LS (1 Month LIBOR USD + 10.10%)	7.38%	I/F	11/25/2041	635,030
10,109,913	Federal National Mortgage Association, Series 2011-111-CZ	4.00%		11/25/2041	10,356,023
9,046,717	Federal National Mortgage Association, Series 2011-111-EZ	5.00%		11/25/2041	9,618,619
6,652,103	Federal National Mortgage Association, Series 2011-111-VZ	4.00%		11/25/2041	6,726,733
30,000,000	Federal National Mortgage Association, Series 2011-131-PB	4.50%		12/25/2041	33,078,633
29,500,000	Federal National Mortgage Association, Series 2011-16-AL	3.50%		03/25/2031	30,625,997
38,800,000	Federal National Mortgage Association, Series 2011-17-NY	3.50%		03/25/2031	39,930,364
1,595,429	Federal National Mortgage Association, Series 2011-17-SA (1 Month LIBOR USD + 6.47%)	4.92%	I/FI/O	03/25/2041	185,256
11,000,000	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	11,199,928
4,744,126	Federal National Mortgage Association, Series 2011-27-BS (1 Month LIBOR USD + 9.00%)	6.28%	I/F	04/25/2041	4,807,793
56,000,000	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	56,999,986
15,058,094	Federal National Mortgage Association, Series 2011-2-GZ	4.00%		02/25/2041	15,741,271
41,957,854	Federal National Mortgage Association, Series 2011-32-ZG	4.00%		04/25/2041	43,311,700
7,315,989	Federal National Mortgage Association, Series 2011-36-VZ	4.50%		05/25/2041	7,685,810
17,495,556	Federal National Mortgage Association, Series 2011-37-Z	4.50%		05/25/2041	18,622,179
8,689,278	Federal National Mortgage Association, Series 2011-38-BZ	4.00%		05/25/2041	8,856,982
8,748,233	Federal National Mortgage Association, Series 2011-39-CB	3.00%		05/25/2026	8,879,576
19,876,751	Federal National Mortgage Association, Series 2011-39-ZD	4.00%		02/25/2041	21,038,272
4,601,819	Federal National Mortgage Association, Series 2011-40-LZ	4.50%		05/25/2041	4,833,594
9,675,783	Federal National Mortgage Association, Series 2011-42-MZ	4.50%		05/25/2041	10,279,670
19,541,464	Federal National Mortgage Association, Series 2011-45-ZA	4.00%		05/25/2031	20,257,463
17,152,394	Federal National Mortgage Association, Series 2011-45-ZB	4.50%		05/25/2041	18,639,711
3,356,123	Federal National Mortgage Association, Series 2011-48-SC (1 Month LIBOR USD + 9.20%)	6.10%	I/F	06/25/2041	3,475,556
13,809,710	Federal National Mortgage Association, Series 2011-58-SA (1 Month LIBOR USD + 6.55%)	5.00%	I/FI/O	07/25/2041	2,467,962
2,116,078	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	2,237,500
13,969,748	Federal National Mortgage Association, Series 2011-60-EL	3.00%		07/25/2026	14,304,030
21,521,903	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	22,427,092
9,372,563	Federal National Mortgage Association, Series 2011-74-KL	5.00%		06/25/2040	9,952,134
26,128,482	Federal National Mortgage Association, Series 2011-77-Z	3.50%		08/25/2041	28,151,932
8,530,113	Federal National Mortgage Association, Series 2011-8-AV	4.00%		01/25/2030	8,539,501
26,481,761	Federal National Mortgage Association, Series 2011-99-CZ	4.50%		10/25/2041	29,476,245
112,207,896	Federal National Mortgage Association, Series 2011-99-DZ	5.00%		10/25/2041	122,811,924
12,412,106	Federal National Mortgage Association, Series 2012-104-Z	3.50%		09/25/2042	12,401,607
10,540,454	Federal National Mortgage Association, Series 2012-111-LB	3.50%		05/25/2041	10,666,541
39,365,419	Federal National Mortgage Association, Series 2012-111-MJ	4.00%		04/25/2042	40,871,981
17,999,020	Federal National Mortgage Association, Series 2012-114-DC	2.00%		08/25/2039	17,803,940
87,225,424	Federal National Mortgage Association, Series 2012-122-AD	2.00%		02/25/2040	85,635,496
71,810,442	Federal National Mortgage Association, Series 2012-122-DB	3.00%		11/25/2042	71,045,086
80,754,264	Federal National Mortgage Association, Series 2012-125-LA	3.00%		11/25/2042	79,240,622
6,697,852	Federal National Mortgage Association, Series 2012-133-PB	6.50%		04/25/2042	7,512,839
43,722,074	Federal National Mortgage Association, Series 2012-144-PT	4.32%	#	11/25/2049	47,002,095
10,729,656	Federal National Mortgage Association, Series 2012-14-BZ	4.00%		03/25/2042	11,306,714
24,521,463	Federal National Mortgage Association, Series 2012-15-PZ	4.00%		03/25/2042	25,674,345
18,392,072	Federal National Mortgage Association, Series 2012-20-ZT	3.50%		03/25/2042	18,702,622
56,615,342	Federal National Mortgage Association, Series 2012-30-DZ	4.00%		04/25/2042	59,999,139
46,550,392	Federal National Mortgage Association, Series 2012-31-Z	4.00%		04/25/2042	49,150,125
9,896,847	Federal National Mortgage Association, Series 2012-63-EB	2.00%		08/25/2040	9,797,546
33,444,275	Federal National Mortgage Association, Series 2012-74-Z	4.00%		07/25/2042	35,775,201
9,074,470	Federal National Mortgage Association, Series 2012-80-EA	2.00%		04/25/2042	8,550,694
24,419,597	Federal National Mortgage Association, Series 2012-86-ZC	3.50%		08/25/2042	24,899,422
34,022,896	Federal National Mortgage Association, Series 2012-96-VZ	3.50%		09/25/2042	33,755,374
35,683,637	Federal National Mortgage Association, Series 2012-98-BG	4.50%		08/25/2040	37,646,537
62,928,044	Federal National Mortgage Association, Series 2012-99-QE	3.00%		09/25/2042	62,468,304
25,299,495	Federal National Mortgage Association, Series 2013-130-ZE	3.00%		01/25/2044	23,900,795
22,731,442	Federal National Mortgage Association, Series 2013-133-ZT	3.00%		01/25/2039	21,647,841
12,105,954	Federal National Mortgage Association, Series 2013-36-Z	3.00%		04/25/2043	11,664,661
20,878,434	Federal National Mortgage Association, Series 2013-41-ZH	3.00%		05/25/2033	20,056,127
19,292,416	Federal National Mortgage Association, Series 2013-51-HS (1 Month LIBOR USD + 5.40%)	3.54%	I/F	04/25/2043	16,353,303
5,670,427	Federal National Mortgage Association, Series 2013-53-AB	1.50%		03/25/2028	5,388,458
7,059,931	Federal National Mortgage Association, Series 2013-58-SC (1 Month LIBOR USD + 6.00%)	3.67%	I/F	06/25/2043	5,891,851
114,098,332	Federal National Mortgage Association, Series 2013-81-ZQ	3.00%		08/25/2043	107,410,162
28,965,663	Federal National Mortgage Association, Series 2013-82-SH (1 Month LIBOR USD + 6.05%)	4.50%	I/FI/O	12/25/2042	4,787,604
26,027,307	Federal National Mortgage Association, Series 2013-8-Z	3.00%		02/25/2043	25,280,979
22,867,202	Federal National Mortgage Association, Series 2014-12-GZ	3.50%		03/25/2044	23,279,255
24,616,134	Federal National Mortgage Association, Series 2014-21-GZ	3.00%		04/25/2044	23,205,703
29,124,669	Federal National Mortgage Association, Series 2014-37-ZY	2.50%		07/25/2044	25,444,971
46,643,733	Federal National Mortgage Association, Series 2014-39-ZA	3.00%		07/25/2044	44,891,991
12,672,186	Federal National Mortgage Association, Series 2014-46-NZ	3.00%		06/25/2043	12,744,575
53,445,124	Federal National Mortgage Association, Series 2014-55-MA	3.00%		10/25/2039	54,014,309
3,652,879	Federal National Mortgage Association, Series 2014-56-AD	3.00%		01/25/2040	3,635,729
55,904,198	Federal National Mortgage Association, Series 2014-60-EZ	3.00%		10/25/2044	52,982,683
39,461,988	Federal National Mortgage Association, Series 2014-61-ZV	3.00%		10/25/2044	36,371,234
33,278,303	Federal National Mortgage Association, Series 2014-64-NZ	3.00%		10/25/2044	31,245,282
110,611,781	Federal National Mortgage Association, Series 2014-65-CD	3.00%		06/25/2040	111,716,528
11,717,899	Federal National Mortgage Association, Series 2014-67-DZ	3.00%		10/25/2044	10,895,116
105,755,425	Federal National Mortgage Association, Series 2014-68-MA	3.00%		11/25/2040	106,467,952
37,460,250	Federal National Mortgage Association, Series 2014-68-MZ	3.00%		11/25/2044	35,118,149
26,466,205	Federal National Mortgage Association, Series 2014-6-Z	2.50%		02/25/2044	23,315,369
46,187,554	Federal National Mortgage Association, Series 2014-73-CQ	3.00%		06/25/2040	46,642,409
21,146,704	Federal National Mortgage Association, Series 2014-77-VZ	3.00%		11/25/2044	19,877,263
25,866,044	Federal National Mortgage Association, Series 2014-82-YA	3.00%		04/25/2041	26,039,709
27,157,920	Federal National Mortgage Association, Series 2014-84-KZ	3.00%		12/25/2044	25,579,121
121,672,136	Federal National Mortgage Association, Series 2014-95-NA	3.00%		04/25/2041	122,484,151
195,281,882	Federal National Mortgage Association, Series 2014-M11-1A	3.12%	#	08/25/2024	200,053,048
39,828,308	Federal National Mortgage Association, Series 2015-11-A	3.00%		05/25/2034	40,622,708
104,999,670	Federal National Mortgage Association, Series 2015-21-G	3.00%		02/25/2042	106,711,333
20,811,697	Federal National Mortgage Association, Series 2015-42-CA	3.00%		03/25/2044	21,018,178
66,796,077	Federal National Mortgage Association, Series 2015-49-A	3.00%		03/25/2044	67,489,233
15,118,551	Federal National Mortgage Association, Series 2015-63-KD	3.00%		07/25/2041	15,299,394
61,160,051	Federal National Mortgage Association, Series 2015-88-AC	3.00%		04/25/2043	63,243,493
178,176,222	Federal National Mortgage Association, Series 2015-88-BA	3.00%		04/25/2044	186,268,915
24,380,587	Federal National Mortgage Association, Series 2015-94-MA	3.00%		01/25/2046	24,625,878
80,146,356	Federal National Mortgage Association, Series 2015-9-HA	3.00%		01/25/2045	80,719,772
53,716,941	Federal National Mortgage Association, Series 2016-2-JA	2.50%		02/25/2046	53,052,323
118,763,565	Federal National Mortgage Association, Series 2016-32-LA	3.00%		10/25/2044	119,803,055
24,299,387	Federal National Mortgage Association, Series 2016-71-ZQ	3.00%		10/25/2046	22,337,547
120,111,090	Federal National Mortgage Association, Series 2016-72-PA	3.00%		07/25/2046	119,957,408
94,486,857	Federal National Mortgage Association, Series 2016-74-PA	3.00%		12/25/2044	94,872,156
45,964,482	Federal National Mortgage Association, Series 2016-79-EP	3.00%		01/25/2044	45,580,219
119,374,343	Federal National Mortgage Association, Series 2016-81-PA	3.00%		02/25/2044	119,898,134
63,059,007	Federal National Mortgage Association, Series 2016-94-PA	3.00%		03/25/2044	63,065,565
61,688,485	Federal National Mortgage Association, Series 2017-13-ML	3.00%		08/25/2041	62,053,440
21,746,551	Federal National Mortgage Association, Series 2017-26-DA	3.00%		06/25/2043	21,718,916
32,383,611	Federal National Mortgage Association, Series 2017-2-HA	3.00%		09/25/2041	32,591,666
21,522,522	Federal National Mortgage Association, Series 2017-4-CH	3.00%		06/25/2042	21,828,365
22,210,128	Federal National Mortgage Association, Series 2017-51-EA	3.00%		11/25/2042	22,284,752
29,812,536	Federal National Mortgage Association, Series 2017-61-TA	3.00%		02/25/2043	29,688,886
10,754,466	Federal National Mortgage Association, Series 400-S4 (1 Month LIBOR USD + 5.45%)	3.90%	I/FI/O	11/25/2039	1,387,211
112,310,427	Federal National Mortgage Association, Series 412-A3	3.00%		08/25/2042	110,940,804
11,117,913	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	12,087,242
12,102,824	Federal National Mortgage Association Pass-Thru, Pool 735141	5.50%		01/01/2035	13,436,369
4,475,631	Federal National Mortgage Association Pass-Thru, Pool 735230	5.50%		02/01/2035	4,969,206
8,450,721	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	9,186,470
13,601,699	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	14,785,079
9,564,150	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	10,395,805
3,744,549	Federal National Mortgage Association Pass-Thru, Pool 735667	5.00%		07/01/2035	4,070,438
3,109,046	Federal National Mortgage Association Pass-Thru, Pool 735893	5.00%		10/01/2035	3,379,645
7,697,345	Federal National Mortgage Association Pass-Thru, Pool 745275	5.00%		02/01/2036	8,367,220
168,453	Federal National Mortgage Association Pass-Thru, Pool 745571	4.00%		01/01/2019	173,474
339,016	Federal National Mortgage Association Pass-Thru, Pool 888695	5.00%		08/01/2037	366,462
1,627,553	Federal National Mortgage Association Pass-Thru, Pool 888968	5.00%		08/01/2035	1,769,492
4,530,859	Federal National Mortgage Association Pass-Thru, Pool 889509	6.00%		05/01/2038	5,119,451
7,180,642	Federal National Mortgage Association Pass-Thru, Pool 889662	6.00%		06/01/2038	8,054,534
14,769,161	Federal National Mortgage Association Pass-Thru, Pool 890549	4.00%		11/01/2043	15,637,454
16,880,591	Federal National Mortgage Association Pass-Thru, Pool 890565	3.00%		11/01/2043	16,980,441
1,056,476	Federal National Mortgage Association Pass-Thru, Pool 929321	5.50%		03/01/2038	1,166,683
911,732	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	977,677
518,341	Federal National Mortgage Association Pass-Thru, Pool 961410	6.00%		01/01/2038	582,410
243,776	Federal National Mortgage Association Pass-Thru, Pool 975116	5.00%		05/01/2038	262,813
3,288,122	Federal National Mortgage Association Pass-Thru, Pool 982036	6.00%		05/01/2038	3,706,616
2,708,156	Federal National Mortgage Association Pass-Thru, Pool 985190	6.00%		08/01/2038	3,052,640
1,728,382	Federal National Mortgage Association Pass-Thru, Pool 986864	6.50%		08/01/2038	1,940,136
1,721,581	Federal National Mortgage Association Pass-Thru, Pool 987316	6.50%		09/01/2038	1,921,500
7,791,168	Federal National Mortgage Association Pass-Thru, Pool 995070	5.50%		08/01/2037	8,647,789
27,946,780	Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%		07/01/2036	31,027,625
14,858,077	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	16,151,047
1,153,956	Federal National Mortgage Association Pass-Thru, Pool 995581	6.00%		01/01/2039	1,302,385
25,601,092	Federal National Mortgage Association Pass-Thru, Pool 995849	5.00%		08/01/2036	27,829,835
21,682,844	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	22,856,853
242,545	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	252,732
2,199,560	Federal National Mortgage Association Pass-Thru, Pool AB3713	4.00%		10/01/2031	2,318,248
11,535,477	Federal National Mortgage Association Pass-Thru, Pool AB3796	3.50%		11/01/2031	12,005,926
4,540,535	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	4,710,883
6,704,696	Federal National Mortgage Association Pass-Thru, Pool AB3923	4.00%		11/01/2041	6,954,258
37,615,569	Federal National Mortgage Association Pass-Thru, Pool AB4167	3.50%		01/01/2032	39,149,752
35,877,520	Federal National Mortgage Association Pass-Thru, Pool AB4261	3.50%		01/01/2032	37,362,984
6,289,590	Federal National Mortgage Association Pass-Thru, Pool AB5084	3.50%		05/01/2032	6,558,022
13,496,762	Federal National Mortgage Association Pass-Thru, Pool AB5156	3.50%		05/01/2032	14,056,072
22,797,842	Federal National Mortgage Association Pass-Thru, Pool AB5212	3.50%		05/01/2032	23,741,166
9,224,479	Federal National Mortgage Association Pass-Thru, Pool AB5243	4.00%		05/01/2042	9,570,466
34,007,109	Federal National Mortgage Association Pass-Thru, Pool AB5911	3.00%		08/01/2032	34,838,078
9,424,952	Federal National Mortgage Association Pass-Thru, Pool AB6280	3.00%		09/01/2042	9,454,275
14,050,540	Federal National Mortgage Association Pass-Thru, Pool AB6349	3.00%		10/01/2032	14,393,882
42,366,745	Federal National Mortgage Association Pass-Thru, Pool AB6750	3.00%		10/01/2032	43,400,779
21,306,360	Federal National Mortgage Association Pass-Thru, Pool AB6751	3.00%		10/01/2032	21,827,003
124,050,184	Federal National Mortgage Association Pass-Thru, Pool AB6854	3.00%		11/01/2042	124,783,906
88,198,308	Federal National Mortgage Association Pass-Thru, Pool AB7077	3.00%		11/01/2042	88,719,850
71,252,503	Federal National Mortgage Association Pass-Thru, Pool AB7344	3.00%		12/01/2032	72,905,680
33,114,666	Federal National Mortgage Association Pass-Thru, Pool AB7776	3.00%		02/01/2043	33,218,499
41,878,061	Federal National Mortgage Association Pass-Thru, Pool AB7877	3.00%		02/01/2043	42,009,105
17,450,136	Federal National Mortgage Association Pass-Thru, Pool AB8418	3.00%		02/01/2033	17,855,049
25,368,964	Federal National Mortgage Association Pass-Thru, Pool AB8520	3.00%		02/01/2033	25,955,930
30,427,249	Federal National Mortgage Association Pass-Thru, Pool AB8703	3.00%		03/01/2038	30,927,023
15,286,513	Federal National Mortgage Association Pass-Thru, Pool AB8858	3.00%		04/01/2033	15,641,233
26,676,111	Federal National Mortgage Association Pass-Thru, Pool AB9020	3.00%		04/01/2038	26,800,751
24,792,817	Federal National Mortgage Association Pass-Thru, Pool AB9197	3.00%		05/01/2033	25,368,182
70,508,675	Federal National Mortgage Association Pass-Thru, Pool AB9406	3.00%		05/01/2033	72,144,976
14,656,117	Federal National Mortgage Association Pass-Thru, Pool AB9409	3.00%		05/01/2033	14,994,604
25,324,116	Federal National Mortgage Association Pass-Thru, Pool AD0189	5.50%		02/01/2039	28,112,837
12,887,986	Federal National Mortgage Association Pass-Thru, Pool AD0500	5.50%		09/01/2036	14,312,852
940,027	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	1,003,161
1,217,713	Federal National Mortgage Association Pass-Thru, Pool AD6438	5.00%		06/01/2040	1,315,274
940,397	Federal National Mortgage Association Pass-Thru, Pool AD7859	5.00%		06/01/2040	1,015,789
10,425,699	Federal National Mortgage Association Pass-Thru, Pool AH0607	4.00%		12/01/2040	11,019,766
1,059,696	Federal National Mortgage Association Pass-Thru, Pool AH1140	4.50%		12/01/2040	1,104,918
9,698,770	Federal National Mortgage Association Pass-Thru, Pool AH4437	4.00%		01/01/2041	10,061,652
2,224,236	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	2,344,605
9,773,176	Federal National Mortgage Association Pass-Thru, Pool AH9323	4.00%		04/01/2026	10,233,970
513,866	Federal National Mortgage Association Pass-Thru, Pool AI8889	4.00%		08/01/2041	533,187
4,960,258	Federal National Mortgage Association Pass-Thru, Pool AI9831	4.00%		09/01/2041	5,144,872
1,422,335	Federal National Mortgage Association Pass-Thru, Pool AJ1265	4.00%		09/01/2041	1,475,705
2,589,726	Federal National Mortgage Association Pass-Thru, Pool AJ1399	4.00%		09/01/2041	2,685,985
6,872,769	Federal National Mortgage Association Pass-Thru, Pool AJ1467	4.00%		10/01/2041	7,128,600
4,774,288	Federal National Mortgage Association Pass-Thru, Pool AJ3392	4.00%		10/01/2041	4,953,328
1,907,976	Federal National Mortgage Association Pass-Thru, Pool AJ3854	4.00%		10/01/2041	1,979,696
27,503,289	Federal National Mortgage Association Pass-Thru, Pool AJ4118	4.00%		11/01/2041	28,527,011
6,415,961	Federal National Mortgage Association Pass-Thru, Pool AJ4131	4.00%		10/01/2041	6,656,179
1,237,232	Federal National Mortgage Association Pass-Thru, Pool AJ5172	4.00%		11/01/2041	1,283,734
34,651,305	Federal National Mortgage Association Pass-Thru, Pool AJ5322	4.00%		11/01/2041	36,421,226
17,798,325	Federal National Mortgage Association Pass-Thru, Pool AJ7677	3.50%		12/01/2041	18,136,175
2,981,776	Federal National Mortgage Association Pass-Thru, Pool AJ8334	4.00%		12/01/2041	3,093,402
38,167,990	Federal National Mortgage Association Pass-Thru, Pool AK0713	3.50%		01/01/2032	39,725,983
8,849,768	Federal National Mortgage Association Pass-Thru, Pool AK4039	4.00%		02/01/2042	9,179,204
6,669,433	Federal National Mortgage Association Pass-Thru, Pool AK4763	4.00%		02/01/2042	6,919,818
7,200,652	Federal National Mortgage Association Pass-Thru, Pool AK9438	4.00%		03/01/2042	7,470,638
8,634,130	Federal National Mortgage Association Pass-Thru, Pool AK9439	4.00%		03/01/2042	8,957,874
1,120,719	Federal National Mortgage Association Pass-Thru, Pool AK9446	4.50%		03/01/2042	1,170,581
7,742,109	Federal National Mortgage Association Pass-Thru, Pool AL1485	6.00%		01/01/2040	8,765,006
4,380,052	Federal National Mortgage Association Pass-Thru, Pool AL1548	6.00%		07/01/2039	4,941,603
7,473,213	Federal National Mortgage Association Pass-Thru, Pool AL1554	6.00%		01/01/2040	8,463,516
15,115,412	Federal National Mortgage Association Pass-Thru, Pool AL1690	6.00%		05/01/2041	17,035,935
20,373,496	Federal National Mortgage Association Pass-Thru, Pool AL1744	6.00%		10/01/2040	22,990,645
5,935,714	Federal National Mortgage Association Pass-Thru, Pool AL1745	6.00%		03/01/2040	6,693,713
7,476,552	Federal National Mortgage Association Pass-Thru, Pool AL1793	6.00%		01/01/2041	8,441,168
83,265,906	Federal National Mortgage Association Pass-Thru, Pool AL3038	3.00%		01/01/2033	85,234,937
135,176,340	Federal National Mortgage Association Pass-Thru, Pool AL3699	3.00%		06/01/2043	135,598,749
68,366,412	Federal National Mortgage Association Pass-Thru, Pool AL3883	3.00%		07/01/2043	68,579,829
4,686,198	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%		04/01/2026	4,953,848
11,915,427	Federal National Mortgage Association Pass-Thru, Pool AL4312	4.00%		10/01/2043	12,616,013
25,030,292	Federal National Mortgage Association Pass-Thru, Pool AL6075	3.50%		09/01/2053	25,357,754
33,720,074	Federal National Mortgage Association Pass-Thru, Pool AL6076	3.00%		06/01/2053	33,220,226
94,704,972	Federal National Mortgage Association Pass-Thru, Pool AL6141	4.00%		04/01/2042	99,550,441
67,728,401	Federal National Mortgage Association Pass-Thru, Pool AL6325	3.00%		10/01/2044	68,114,706
35,202,106	Federal National Mortgage Association Pass-Thru, Pool AL6486	4.50%		02/01/2045	37,533,909
83,750,576	Federal National Mortgage Association Pass-Thru, Pool AL6538	4.50%		06/01/2044	89,794,717
62,504,331	Federal National Mortgage Association Pass-Thru, Pool AL8304	3.50%		03/01/2046	64,572,514
29,865,314	Federal National Mortgage Association Pass-Thru, Pool AO2980	4.00%		05/01/2042	30,985,503
73,142,625	Federal National Mortgage Association Pass-Thru, Pool AP4787	3.50%		09/01/2042	74,534,821
65,590,368	Federal National Mortgage Association Pass-Thru, Pool AP4789	3.50%		09/01/2042	66,831,148
17,944,319	Federal National Mortgage Association Pass-Thru, Pool AQ5541	3.00%		12/01/2042	18,050,459
21,841,762	Federal National Mortgage Association Pass-Thru, Pool AR9856	3.00%		04/01/2043	21,970,666
31,540,174	Federal National Mortgage Association Pass-Thru, Pool AS1927	4.50%		03/01/2044	33,614,515
31,091,623	Federal National Mortgage Association Pass-Thru, Pool AS2038	4.50%		03/01/2044	33,156,001
26,297,304	Federal National Mortgage Association Pass-Thru, Pool AS2517	4.50%		05/01/2044	28,044,539
13,466,744	Federal National Mortgage Association Pass-Thru, Pool AS2551	4.50%		06/01/2044	14,396,340
12,559,610	Federal National Mortgage Association Pass-Thru, Pool AS2765	4.50%		07/01/2044	13,431,816
39,951,585	Federal National Mortgage Association Pass-Thru, Pool AS3201	3.00%		08/01/2034	40,876,543
18,300,598	Federal National Mortgage Association Pass-Thru, Pool AS3456	3.00%		10/01/2034	18,724,616
39,565,758	Federal National Mortgage Association Pass-Thru, Pool AS3666	3.00%		10/01/2034	40,482,300
163,157,827	Federal National Mortgage Association Pass-Thru, Pool AS3961	3.00%		12/01/2044	163,717,871
50,412,282	Federal National Mortgage Association Pass-Thru, Pool AS4154	3.00%		12/01/2044	50,532,173
32,388,392	Federal National Mortgage Association Pass-Thru, Pool AS4212	3.00%		01/01/2035	33,019,422
48,927,393	Federal National Mortgage Association Pass-Thru, Pool AS4281	3.00%		01/01/2035	49,881,191
31,291,746	Federal National Mortgage Association Pass-Thru, Pool AS4345	3.50%		01/01/2045	32,378,148
37,370,444	Federal National Mortgage Association Pass-Thru, Pool AS4360	3.00%		01/01/2035	38,098,889
309,233,409	Federal National Mortgage Association Pass-Thru, Pool AS4625	3.00%		03/01/2045	309,928,919
129,197,408	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	129,487,990
45,792,668	Federal National Mortgage Association Pass-Thru, Pool AS4779	3.00%		04/01/2035	46,685,407
44,295,789	Federal National Mortgage Association Pass-Thru, Pool AS4780	3.00%		04/01/2035	45,159,305
58,516,884	Federal National Mortgage Association Pass-Thru, Pool AS4840	3.00%		04/01/2035	59,657,661
28,976,221	Federal National Mortgage Association Pass-Thru, Pool AS4881	3.00%		05/01/2035	29,541,101
30,928,300	Federal National Mortgage Association Pass-Thru, Pool AS4882	3.00%		05/01/2035	31,531,231
59,775,450	Federal National Mortgage Association Pass-Thru, Pool AX9696	3.00%		07/01/2045	59,536,365
79,974,833	Federal National Mortgage Association Pass-Thru, Pool AY3974	3.00%		03/01/2045	80,154,719
27,261,279	Federal National Mortgage Association Pass-Thru, Pool AY4295	3.00%		02/01/2045	27,152,778
13,128,699	Federal National Mortgage Association Pass-Thru, Pool AY4296	3.00%		01/01/2045	13,076,503
13,321,035	Federal National Mortgage Association Pass-Thru, Pool AY5471	3.00%		03/01/2045	13,267,930
22,488,574	Federal National Mortgage Association Pass-Thru, Pool BC0785	3.50%		04/01/2046	23,232,769
2,888,218	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	3,082,872
20,645	Federal National Mortgage Association Pass-Thru, Pool MA0315	4.50%		01/01/2025	20,587
10,584,915	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	11,300,971
2,326,018	Federal National Mortgage Association Pass-Thru, Pool MA0406	4.50%		05/01/2030	2,483,368
156,219	Federal National Mortgage Association Pass-Thru, Pool MA0445	5.00%		06/01/2040	164,377
404,009	Federal National Mortgage Association Pass-Thru, Pool MA0459	4.00%		07/01/2020	416,052
461,872	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	485,971
1,325,826	Federal National Mortgage Association Pass-Thru, Pool MA0502	4.00%		08/01/2020	1,365,346
628,556	Federal National Mortgage Association Pass-Thru, Pool MA0517	4.00%		09/01/2020	647,292
3,300,903	Federal National Mortgage Association Pass-Thru, Pool MA0534	4.00%		10/01/2030	3,479,407
3,966,054	Federal National Mortgage Association Pass-Thru, Pool MA0536	4.00%		10/01/2020	4,084,273
4,879,553	Federal National Mortgage Association Pass-Thru, Pool MA0580	4.00%		11/01/2020	5,025,001
717,572	Federal National Mortgage Association Pass-Thru, Pool MA0587	4.00%		12/01/2030	756,391
17,826,492	Federal National Mortgage Association Pass-Thru, Pool MA0616	4.00%		01/01/2031	18,791,674
6,591,948	Federal National Mortgage Association Pass-Thru, Pool MA0896	4.00%		11/01/2041	6,837,641
134,139,006	Federal National Mortgage Association Pass-Thru, Pool MA0919	3.50%		12/01/2031	139,609,880
56,719,817	Federal National Mortgage Association Pass-Thru, Pool MA0949	3.50%		01/01/2032	59,033,113
68,972,568	Federal National Mortgage Association Pass-Thru, Pool MA0976	3.50%		02/01/2032	71,785,022
33,806,093	Federal National Mortgage Association Pass-Thru, Pool MA1010	3.50%		03/01/2032	35,206,971
9,984,133	Federal National Mortgage Association Pass-Thru, Pool MA1039	3.50%		04/01/2042	10,173,290
46,614,281	Federal National Mortgage Association Pass-Thru, Pool MA1059	3.50%		05/01/2032	48,546,074
6,420,737	Federal National Mortgage Association Pass-Thru, Pool MA1068	3.50%		05/01/2042	6,541,461
98,398,618	Federal National Mortgage Association Pass-Thru, Pool MA1084	3.50%		06/01/2032	102,469,800
14,657,062	Federal National Mortgage Association Pass-Thru, Pool MA1093	3.50%		06/01/2042	14,934,369
12,603,342	Federal National Mortgage Association Pass-Thru, Pool MA1094	4.00%		06/01/2042	13,072,520
58,855,054	Federal National Mortgage Association Pass-Thru, Pool MA1107	3.50%		07/01/2032	61,290,909
134,845,122	Federal National Mortgage Association Pass-Thru, Pool MA1117	3.50%		07/01/2042	137,399,233
160,222,945	Federal National Mortgage Association Pass-Thru, Pool MA1136	3.50%		08/01/2042	163,261,019
39,948,702	Federal National Mortgage Association Pass-Thru, Pool MA1138	3.50%		08/01/2032	41,604,450
43,515,250	Federal National Mortgage Association Pass-Thru, Pool MA1179	3.50%		09/01/2042	44,338,458
7,897,511	Federal National Mortgage Association Pass-Thru, Pool MA1201	3.50%		10/01/2032	8,224,100
94,678,070	Federal National Mortgage Association Pass-Thru, Pool MA1209	3.50%		10/01/2042	96,469,220
152,257,138	Federal National Mortgage Association Pass-Thru, Pool MA1237	3.00%		11/01/2032	155,975,751
6,106,855	Federal National Mortgage Association Pass-Thru, Pool MA1242	3.50%		11/01/2042	6,222,388
27,289,745	Federal National Mortgage Association Pass-Thru, Pool MA1338	3.00%		02/01/2033	27,922,951
107,057,469	Federal National Mortgage Association Pass-Thru, Pool MA1366	3.00%		03/01/2033	109,541,600
65,710,942	Federal National Mortgage Association Pass-Thru, Pool MA1401	3.00%		04/01/2033	67,234,975
115,155,341	Federal National Mortgage Association Pass-Thru, Pool MA1459	3.00%		06/01/2033	117,826,029
14,644,872	Federal National Mortgage Association Pass-Thru, Pool MA1490	3.00%		07/01/2033	14,984,562
83,864,538	Federal National Mortgage Association Pass-Thru, Pool MA2018	3.50%		09/01/2034	87,332,189
32,539,549	Federal National Mortgage Association Pass-Thru, Pool MA2114	3.50%		12/01/2044	33,153,493
26,260,750	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%		01/01/2045	26,756,459
50,339,148	Federal National Mortgage Association Pass-Thru, Pool MA2164	3.50%		02/01/2035	52,421,293
102,892,052	Federal National Mortgage Association Pass-Thru, Pool MA2166	3.50%		02/01/2045	104,834,370
104,014,778	Federal National Mortgage Association Pass-Thru, Pool MA2248	3.00%		04/01/2045	103,599,775
105,350,693	Federal National Mortgage Association Pass-Thru, Pool MA2270	3.00%		05/01/2045	104,930,126
144,857,884	Federal National Mortgage Association Pass-Thru, Pool MA2650	3.50%		06/01/2046	147,681,633
9,374,665	Federal National Mortgage Association Pass-Thru, Pool MA3894	4.00%		09/01/2031	9,900,092
5,258,142	Government National Mortgage Association, Pool MA2511M	3.50%		01/20/2045	5,386,326
14,700,000	Government National Mortgage Association, Series 2003-67-SP (1 Month LIBOR USD + 7.10%)	5.60%	I/FI/O	08/20/2033	2,756,299
6,476,018	Government National Mortgage Association, Series 2003-86-ZK	5.00%		10/20/2033	7,111,862
3,273,246	Government National Mortgage Association, Series 2004-49-Z	6.00%		06/20/2034	3,592,988
1,220,738	Government National Mortgage Association, Series 2004-80-PH	5.00%		07/20/2034	1,247,970
6,770,589	Government National Mortgage Association, Series 2004-83-CS (1 Month LIBOR USD + 6.08%)	4.58%	I/FI/O	10/20/2034	954,219
1,731,052	Government National Mortgage Association, Series 2005-21-Z	5.00%		03/20/2035	1,906,606
18,806,420	Government National Mortgage Association, Series 2005-39-ZB	5.00%		07/20/2034	20,215,784
906,586	Government National Mortgage Association, Series 2006-24-CX (1 Month LIBOR USD + 39.97%)	28.96%	I/F	05/20/2036	1,804,619
8,726,242	Government National Mortgage Association, Series 2007-26-SJ (1 Month LIBOR USD + 4.69%)	3.19%	I/FI/O	04/20/2037	654,594
5,640,497	Government National Mortgage Association, Series 2008-2-SM (1 Month LIBOR USD + 6.50%)	5.01%	I/FI/O	01/16/2038	981,764
9,584,872	Government National Mortgage Association, Series 2008-42-AI (1 Month LIBOR USD + 7.69%)	6.20%	I/FI/O	05/16/2038	2,423,083
4,014,174	Government National Mortgage Association, Series 2008-43-SH (1 Month LIBOR USD + 6.34%)	4.83%	I/FI/O	05/20/2038	607,842
4,542,383	Government National Mortgage Association, Series 2008-51-SC (1 Month LIBOR USD + 6.25%)	4.75%	I/FI/O	06/20/2038	641,862
3,000,725	Government National Mortgage Association, Series 2008-51-SE (1 Month LIBOR USD + 6.25%)	4.76%	I/FI/O	06/16/2038	481,800
1,613,820	Government National Mortgage Association, Series 2008-82-SM (1 Month LIBOR USD + 6.05%)	4.55%	I/FI/O	09/20/2038	233,567
3,339,654	Government National Mortgage Association, Series 2008-83-SD (1 Month LIBOR USD + 6.56%)	5.07%	I/FI/O	11/16/2036	570,031
12,726,855	Government National Mortgage Association, Series 2009-106-VZ	4.50%		11/20/2039	13,561,488
6,708,432	Government National Mortgage Association, Series 2009-10-NS (1 Month LIBOR USD + 6.65%)	5.16%	I/FI/O	02/16/2039	1,234,433
2,549,316	Government National Mortgage Association, Series 2009-24-SN (1 Month LIBOR USD + 6.10%)	4.60%	I/FI/O	09/20/2038	281,585
6,998,531	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	7,381,074
39,227,559	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	41,866,821
7,174	Government National Mortgage Association, Series 2009-41-ZQ	4.50%		06/16/2039	7,970
4,313,124	Government National Mortgage Association, Series 2009-48-Z	5.00%		06/16/2039	4,651,150
1,001,899	Government National Mortgage Association, Series 2009-50-KP	4.50%		06/20/2039	1,045,393
3,670,179	Government National Mortgage Association, Series 2009-69-TS (1 Month LIBOR USD + 6.20%)	4.71%	I/FI/O	04/16/2039	430,818
6,006,311	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	6,305,867
4,855,421	Government National Mortgage Association, Series 2009-87-IG (1 Month LIBOR USD + 6.74%)	5.24%	I/FI/O	03/20/2037	623,830
35,351,330	Government National Mortgage Association, Series 2010-106-PS (1 Month LIBOR USD + 6.05%)	4.55%	I/FI/O	03/20/2040	3,861,687
9,080,877	Government National Mortgage Association, Series 2010-1-SA (1 Month LIBOR USD + 5.75%)	4.26%	I/FI/O	01/16/2040	1,026,358
3,647,731	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	3,921,249
82,284,545	Government National Mortgage Association, Series 2010-26-QS (1 Month LIBOR USD + 6.25%)	4.75%	I/FI/O	02/20/2040	13,221,876
6,932,894	Government National Mortgage Association, Series 2010-42-AY	5.00%		11/20/2039	7,579,170
7,014,900	Government National Mortgage Association, Series 2010-42-ES (1 Month LIBOR USD + 5.68%)	4.18%	I/FI/O	04/20/2040	984,375
2,160,202	Government National Mortgage Association, Series 2010-61-AS (1 Month LIBOR USD + 6.55%)	5.05%	I/FI/O	09/20/2039	312,849
21,437,424	Government National Mortgage Association, Series 2010-62-SB (1 Month LIBOR USD + 5.75%)	4.25%	I/FI/O	05/20/2040	2,842,607
10,050,720	Government National Mortgage Association, Series 2010-62-ZG	5.50%		05/16/2040	11,565,507
7,833,334	Government National Mortgage Association, Series 2011-18-SN (1 Month LIBOR USD + 9.50%)	6.50%	I/F	12/20/2040	8,256,803
8,333,334	Government National Mortgage Association, Series 2011-18-YS (1 Month LIBOR USD + 9.50%)	6.50%	I/F	12/20/2040	8,782,313
5,183,822	Government National Mortgage Association, Series 2011-51-UZ	4.50%		04/20/2041	5,465,429
3,371,175	Government National Mortgage Association, Series 2011-69-OC	0.00% P	/O	05/20/2041	2,801,084
30,541,067	Government National Mortgage Association, Series 2011-69-SB (1 Month LIBOR USD + 5.35%)	3.85%	I/FI/O	05/20/2041	3,381,406
28,046,525	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	29,568,405
11,202,326	Government National Mortgage Association, Series 2011-72-AS (1 Month LIBOR USD + 5.38%)	3.88%	I/FI/O	05/20/2041	1,452,792
8,611,487	Government National Mortgage Association, Series 2011-72-SK (1 Month LIBOR USD + 6.15%)	4.65%	I/FI/O	05/20/2041	1,239,493
5,344,250	Government National Mortgage Association, Series 2012-105-SE (1 Month LIBOR USD + 6.20%)	4.70%	I/FI/O	01/20/2041	368,168
12,150,227	Government National Mortgage Association, Series 2012-52-PN	2.00%		12/20/2039	12,173,908
29,958,394	Government National Mortgage Association, Series 2013-116-LS (1 Month LIBOR USD + 6.15%)	4.65%	I/FI/O	08/20/2043	4,644,066
29,571,095	Government National Mortgage Association, Series 2013-136-CS (1 Month LIBOR USD + 6.20%)	4.71%	I/FI/O	09/16/2043	4,843,379
18,785,951	Government National Mortgage Association, Series 2013-182-WZ	2.50%		12/20/2043	17,670,684
57,908,671	Government National Mortgage Association, Series 2013-182-ZW	2.50%		12/20/2043	54,470,801
21,080,610	Government National Mortgage Association, Series 2013-186-SG (1 Month LIBOR USD + 6.25%)	4.76%	I/FI/O	02/16/2043	2,621,465
20,165,734	Government National Mortgage Association, Series 2013-26-MS (1 Month LIBOR USD + 6.25%)	4.75%	I/FI/O	02/20/2043	3,529,177
41,714,243	Government National Mortgage Association, Series 2013-34-PL	3.00%		03/20/2042	41,613,474
39,385,402	Government National Mortgage Association, Series 2014-163-PS (1 Month LIBOR USD + 5.60%)	4.10%	I/FI/O	11/20/2044	5,239,330
40,881,858	Government National Mortgage Association, Series 2014-167-SA (1 Month LIBOR USD + 5.60%)	4.10%	I/FI/O	11/20/2044	4,932,335
60,798,393	Government National Mortgage Association, Series 2014-21-SE (1 Month LIBOR USD + 5.55%)	4.05%	I/FI/O	02/20/2044	8,688,309
34,315,088	Government National Mortgage Association, Series 2014-39-SK (1 Month LIBOR USD + 6.20%)	4.70%	I/FI/O	03/20/2044	5,083,856
29,907,150	Government National Mortgage Association, Series 2014-59-DS (1 Month LIBOR USD + 6.25%)	4.76%	I/FI/O	04/16/2044	4,798,372
9,070,053	Government National Mortgage Association, Series 2016-99-TL	2.00%		04/16/2044	7,886,030

Total US Government and Agency Mortgage Backed Obligations (Cost $25,561,644,847)					25,665,982,084

US Government and Agency Obligations - 4.9%
59,900,000	Tennessee Valley Authority	4.25%		09/15/2065	71,098,179
507,130,000	United States Treasury Inflation Indexed Bonds	0.13%		04/15/2022	503,825,364
1,325,000,000	United States Treasury Notes	1.63%		11/15/2022	1,291,209,479
700,000,000	United States Treasury Notes	2.00%		02/15/2023	692,838,902

Total US Government and Agency Obligations (Cost $2,574,930,490)					2,558,971,924

Short Term Investments - 6.2%
242,679,961	BlackRock Liquidity Funds FedFund - Institutional Shares	1.16%	t		242,679,961
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		01/16/2018	99,950,199
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		01/22/2018	99,928,900
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		01/26/2018	99,914,700
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		01/29/2018	99,904,000
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		02/05/2018	99,876,300
200,000,000	Federal Home Loan Bank Discount Notes	0.00%		02/08/2018	199,730,800
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		02/20/2018	99,821,700
242,679,961	Fidelity Institutional Money Market Government Portfolio - Class I	1.14%	t		242,679,961
240,973,013	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.20%	t		240,973,013
250,000,000	United States Treasury Bills	0.00%		01/25/2018	249,804,340
250,000,000	United States Treasury Bills	0.00%		02/22/2018	249,553,750
250,000,000	United States Treasury Bills	0.00%		03/01/2018	249,489,480
250,000,000	United States Treasury Bills	0.00%		03/22/2018	249,259,375
250,000,000	United States Treasury Bills	0.00%		04/26/2018	248,921,355
250,000,000	United States Treasury Bills	0.00%		05/17/2018	248,673,437
250,000,000	United States Treasury Bills	0.00%		06/21/2018	248,235,070

Total Short Term Investments (Cost $3,269,778,000)					3,269,396,341

Total Investments - 100.3% (Cost $52,942,348,695)					53,019,299,916
Liabilities in Excess of Other Assets - (0.3)%					(150,487,725)

NET ASSETS - 100.0%					$52,868,812,191

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2017, the value of these securities amounted to $12,325,200,107 or 23.3% of net assets.

#	Variable rate security. Coupon is based on weighted average coupon of underlying collateral. Rate disclosed as of December 31, 2017.

I/O	Interest only security

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

P/O	Principal only security

t	Seven-day yield as of December 31, 2017

ß	Step coupon bond. The interest rate shown is the rate in effect as of December 31, 2017.

Þ	Value was determined using significant unobservable inputs.

¥	Illiquid security

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Mortgage Backed Obligations	48.6%
Non-Agency Residential Collateralized Mortgage Obligations	25.0%
Non-Agency Commercial Mortgage Backed Obligations	6.9%
Short Term Investments	6.2%
Collateralized Loan Obligations	4.9%
US Government and Agency Obligations	4.9%
Asset Backed Obligations	3.4%
Commercial Paper	0.3%
US Corporate Bonds	0.1%
Foreign Corporate Bonds	0.0%	~
Other Assets and Liabilities	(0.3)%

	100.0%

~	Represents less than 0.05% of net assets

DoubleLine Core Fixed Income Fund

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 1.7%
4,592,248	Castlelake Aircraft Securitization Trust, Series 2015-1A-A	4.70%	^	12/15/2040	4,627,149
11,541,589	Castlelake Aircraft Securitization Trust, Series 2016-1-A	4.45%		08/15/2041	11,548,987
5,767,891	Castlelake Aircraft Securitization Trust, Series 2017-1-A	3.97%		07/15/2042	5,736,698
5,621,780	CLI Funding LLC, Series 2017-1A-A	3.62%	^	05/18/2042	5,652,864
19,900,000	Coinstar Funding LLC, Series 2017-1A-A2	5.22%	^	04/25/2047	20,688,721
2,917,500	DB Master Finance LLC, Series 2015-1A-A2II	3.98%	^	02/20/2045	2,982,473
14,900,000	Harbour Aircraft Investments Ltd., Series 2017-1-A	4.00%		11/15/2037	14,919,325
9,778,763	Helios Issuer LLC, Series 2017-1A-A	4.94%	^	09/20/2049	10,032,056
6,704,976	HERO Funding Trust, Series 2016-1A-A	4.05%	^	09/20/2041	6,924,399
4,987,500	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	5,004,567
996,690	MarketPlace Loan Trust, Series 2015-CB1-A	4.00%	^	07/15/2021	998,886
12,653,430	NP SPE II LLC, Series 2016-1A-A1	4.16%	^	04/20/2046	12,944,228
14,000,000	OneMain Financial Issuance Trust, Series 2015-1A-A	3.19%	^	03/18/2026	14,089,009
7,624,523	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75%	^	10/15/2042	7,877,062
1,992,358	SoFi Consumer Loan Program Trust, Series 2016-2-A	3.09%	^	10/27/2025	2,026,405
1,911,071	SoFi Consumer Loan Program Trust, Series 2017-1-A	3.28%	^	01/26/2026	1,930,848
500,000	SoFi Consumer Loan Program Trust, Series 2017-1-B	4.73%	#^	01/26/2026	517,153
670,667	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	677,165
5,000,000	SoFi Consumer Loan Program Trust, Series 2017-5-A2	2.78%	^	09/25/2026	4,958,105
6,041,628	SoFi Professional Loan Program, Series 2016-A-A2	2.76%	^	12/26/2036	6,038,820
5,000,000	SoFi Professional Loan Program, Series 2017-B-BFX	3.70%	#^	05/25/2040	5,021,583
2,000,000	SoFi Professional Loan Program, Series 2017-C-C	4.21%	#^	07/25/2040	2,034,788
15,304,000	Springleaf Funding Trust, Series 2015-AA-A	3.16%	^	11/15/2024	15,367,287
1,429,095	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	1,417,612
2,816,250	Textainer Marine Containers Ltd., Series 2017-1A-A	3.72%	^	05/20/2042	2,835,639
4,736,901	Westlake Automobile Receivables Trust, Series 2016-1A-B	2.68%	^	09/15/2021	4,746,891

Total Asset Backed Obligations (Cost $169,133,308)					171,598,720

Bank Loans - 3.3%
2,451,772	Acadia Healthcare Company, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2 (1 Month LIBOR USD + 2.75%)	4.14%		02/16/2023	2,468,934
3,531,079	Acrisure LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (2 Month LIBOR USD + 4.25%)	5.65%		11/22/2023	3,571,245
1,663,306	Air Medical Group Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B1 (3 Month LIBOR USD + 4.00%)	5.67%		04/28/2022	1,665,593
24,769	A-L Parent LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.82%		12/01/2023	24,985
2,947,613	Albany Molecular Research, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.82%		08/28/2024	2,916,294
1,844,172	Albertson’s Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4 (1 Month LIBOR USD + 2.75%)	4.32%		08/25/2021	1,810,322
3,069,825	AlixPartners LLP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 2.75%)	4.44%		04/04/2024	3,090,101
3,073,975	Almonde, Inc., Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.50%)	4.98%		06/13/2024	3,086,025
2,040,818	American Renal Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.25%)	4.82%		06/21/2024	2,027,216
1,767,834	American Tire Distributors, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 4.25%)	5.82%		09/01/2021	1,783,029
2,902,725	Applied Systems, Inc., Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.25%)	4.94%		09/19/2024	2,937,195
1,200,000	Aramark Services, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.00%)	3.57%		03/11/2025	1,207,692
2,039,750	Arctic LNG Carriers Ltd., Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 4.50%)	6.07%		05/18/2023	2,058,883
655,000	Aristocrat International Pty Ltd., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 2.00%)	3.36%		10/21/2024	657,184
2,522,523	ASP AMC Merger Sub, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.19%		04/22/2024	2,522,132
2,937,638	AssuredPartners, Inc., Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.50%)	5.07%		10/22/2024	2,960,287
2,924,142	Asurion LLC, Senior Secured 1st Lien Term Loan, Tranche B5 (1 Month LIBOR USD + 3.00%)	4.57%		11/03/2023	2,941,745
2,555,000	Avatar Purchaser Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.24%		11/15/2024	2,574,162
2,600,000	Avaya, Inc., Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 4.75%)	6.23%		12/16/2024	2,563,444
2,306,375	BJ’s Wholesale Club, Inc., Senior Secured 1st Lien Term Loan, Tranche B (2 Month LIBOR USD + 3.50%)	4.95%		02/02/2024	2,272,506
1,460,000	Blackstone Group, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 4.00%)	5.38%		10/31/2024	1,479,345
745,000	Blount International, Inc., Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 4.25%)	5.61%		04/12/2023	754,778
3,545,822	Brand Energy & Infrastructure Services, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.25%)	5.63%		06/21/2024	3,564,225
2,472,575	Bright Bidco BV, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 4.50%)	6.07%		06/28/2024	2,492,145
1,911,509	Burger King Restaurant Brands, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.25%)	3.82%		02/16/2024	1,913,039
2,656,650	BWAY Corporation, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.25%)	4.60%		04/03/2024	2,671,115
2,395,000	Caesars Resort Collection LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.75%)	4.34%		12/23/2024	2,408,687
1,007,475	Canyon Valor Companies, Inc., Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 4.25%)	5.94%		06/16/2023	1,020,910
214,721	Capital Automotive LP, Guaranteed Secured 2nd Lien Term Loan (1 Month LIBOR USD + 6.00%)	7.57%		03/24/2025	221,163
3,062,589	Capital Automotive LP, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.50%)	4.07%		03/25/2024	3,074,839
3,420,000	Capri Acquisitions Bidco Ltd, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.25%)	4.63%		11/01/2024	3,423,745
1,415,000	CBS Radio, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 2.75%)	4.17%		11/18/2024	1,424,580
2,921,353	Cengage Learning, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 4.25%)	5.71%		06/07/2023	2,796,787
2,150,000	CenturyLink, Inc., Secured Term Loan (1 Month LIBOR +2.75%)	4.32%	#	01/31/2025	2,077,437
455,000	CEOC LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.07%		10/04/2024	456,067
524,310	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Synthetic Letter Of Credit (3 Month LIBOR USD + 5.50%)	1.23%		03/19/2021	495,473
734,716	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.50%)	6.88%		03/19/2021	698,347
91,839	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.50%)	6.88%		03/19/2021	87,293
532,669	Ceva Intercompany BV, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.50%)	6.88%		03/19/2021	506,302
1,651,327	CH Hold Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.57%		02/01/2024	1,663,720
2,471,325	Change Healthcare Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.75%)	4.32%		03/01/2024	2,478,591
2,287,365	CHG Healthcare Services, Inc., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.00%)	4.43%		06/07/2023	2,308,455
908,138	Chill Merger Sub Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%)	5.82%		03/20/2024	919,489
2,245,000	Cincinnati Bell, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.75%)	5.11%		10/02/2024	2,272,883
2,995,543	CityCenter Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.50%)	4.07%		04/18/2024	3,012,587
2,656,650	Colorado Buyer, Inc., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.00%)	4.38%		05/01/2024	2,676,854
3,540,000	Compass Power Generation LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.75%)	5.39%		12/20/2024	3,569,488
2,515,635	Compuware Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B3 (3 Month LIBOR USD + 4.25%)	5.63%		12/15/2021	2,535,295
2,134,804	Constellation Merger Sub, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.25%)	4.94%		09/18/2024	2,146,311
2,949,652	Constellis Holdings LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.00%)	6.69%		04/19/2024	2,984,679
1,157,400	CPI Holdco LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.19%		03/21/2024	1,168,615
2,359,926	CSC Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.25%)	3.74%		07/17/2025	2,354,203
1,128,027	CSM Bakery Supplies LLC, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 4.00%)	5.34%		07/03/2020	1,117,311
2,180,000	Cvent, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.75%)	5.32%		11/29/2024	2,185,450
3,575,000	Deerfield Holdings Corporation, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.25%)	4.63%		12/04/2024	3,587,066
2,266,157	Dell International LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.00%)	3.57%		09/07/2023	2,267,709
2,755,000	Delta 2 Lux Sarl, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.00%)	4.57%		02/01/2024	2,773,941
405,000	Diamond BC B.V.,Guaranteed Senior Secured 1st Lien Term Loan (2 Month LIBOR USD + 3.00%)	4.42%		09/06/2024	406,017
1,464,108	Digicel International Finance Ltd., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.75%)	5.31%		05/27/2024	1,472,344
315,000	Diplomat Pharmacy, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (Prime Rate + 3.50%)	8.00%		12/20/2024	317,756
379,050	Dragon Merger Sub LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.69%		07/24/2024	383,079
2,377,370	EFS Cogen Holdings I LLC, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.25%)	4.95%		06/28/2023	2,403,474
739,007	Eldorado Resorts, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.25%)	3.69%		04/17/2024	740,507
2,307,790	Energy Transfer Equity LP, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.00%)	3.50%		02/02/2024	2,302,021
1,662,744	Envision Healthcare Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C (1 Month LIBOR USD + 3.00%)	4.57%		12/01/2023	1,669,320
2,577,050	Equinox Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.57%		03/08/2024	2,603,903
2,237,399	Evergreen Skills, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.32%		04/28/2021	2,160,287
300,000	Excelitas Technologies Corporation, Guaranteed Senior Secured 1st Lien Term Loan (6 Month LIBOR USD + 3.50%)	5.16%		12/02/2024	302,859
905,000	Exgen Renewables LLC, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.00%)	4.47%		11/29/2024	916,313
2,096,413	Federal-Mogul Holdings Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C (1 Month LIBOR USD + 3.75%)	5.32%		04/15/2021	2,114,893
2,073,962	Filtration Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.00%)	4.38%		11/23/2020	2,094,380
3,074,346	First Data Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.25%)	3.80%		04/26/2024	3,079,019
2,298,300	Foresight Energy LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 5.75%)	7.44%		03/28/2022	2,162,321
3,540,532	Garda World Security Corporation, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.50%)	4.97%		05/24/2024	3,564,873
2,695,579	Gates Global LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2 (3 Month LIBOR USD + 3.00%)	4.69%		04/01/2024	2,714,300
510,000	Gavilan Resources LLC, Secured 2nd Lien Term Loan (1 Month LIBOR USD + 6.00%)	7.46%		03/01/2024	507,876
2,815,604	Genesys Telecommunications Laboratories, Inc., Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.75%)	5.44%		12/01/2023	2,834,961
2,157,957	Goldcup Merger Sub, Inc., Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.75%)	5.13%		05/02/2023	2,178,188
372,393	Golden Nugget, Inc., Guaranteed Senior Secured 1st Lien Term Loan (2 Month LIBOR USD + 3.25%)	4.86%		10/04/2023	375,723
2,011,753	Greektown Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.75%)	4.32%		04/25/2024	2,012,176
915,750	GTT Communications, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.25%)	4.88%		01/09/2024	923,383
1,999,359	Harbor Freight Tools USA, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.82%		08/18/2023	2,015,374
2,731,275	Hargray Corporation, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.00%)	4.57%		05/16/2024	2,742,200
1,168,200	Harsco Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1 (1 Month LIBOR USD + 3.00%)	4.63%		12/06/2024	1,184,748
2,900,000	Hawk Merger Sub, Inc., Senior Secured 1st Lien Term Loan, Tranche B1 (1 Month LIBOR USD + 3.25%)	4.82%		07/31/2024	2,926,288
3,068,075	Hayward Acquisition Corporation, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.50%)	5.07%		08/05/2024	3,079,580
578,550	HB Fuller Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.25%)	3.75%		10/21/2024	581,000
2,332,027	Hyland Software, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.82%		07/01/2022	2,350,986
1,505,000	Impala Private Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.70%		11/14/2024	1,499,672
1,064,065	Informatica Corporation, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.50%)	5.19%		08/05/2022	1,069,290
2,905,000	Intelsat Jackson Holdings S.A., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B3 (3 Month LIBOR USD + 3.75%)	5.21%		11/30/2023	2,850,531
3,069,900	JDA Software Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.00%)	4.57%		10/12/2023	3,088,611
595,000	Jeld-Wen, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4 (3 Month LIBOR USD + 2.00%)	3.69%		12/16/2024	597,853
1,873,786	Jo-Ann Stores LLC, Senior Secured 1st Lien Term Loan, Tranche B (6 Month LIBOR USD + 5.00%)	6.55%		10/20/2023	1,812,888
2,481,740	Kenan Advantage Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B1 (1 Month LIBOR USD + 3.00%)	4.57%		08/01/2022	2,493,107
2,416,905	KIK Custom Products, Inc., Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 4.50%)	6.17%		08/26/2022	2,436,240
3,067,313	Kloeckner Pentaplast, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 4.25%)	5.94%		06/30/2022	3,102,295
1,921,205	Kraton Polymers LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.00%)	4.57%		01/06/2022	1,943,914
3,066,403	Kronos Inc., Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.50%)	4.90%		11/01/2023	3,090,366
1,460,231	Learfield Communications, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%)	4.73%		12/01/2023	1,474,834
3,060,130	Life Time Fitness, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 2.75%)	4.23%		06/10/2022	3,074,803
3,068,768	Micron Technology, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.75%)	4.32%		09/28/2023	3,075,811
337,473	Mission Broadcasting, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2 (1 Month LIBOR USD + 2.50%)	3.86%		01/17/2024	338,828
575,000	Mitchell International, Inc., Guaranteed Secured 2nd Lien Term Loan (3 Month LIBOR USD + 7.25%)	8.94%		12/01/2025	581,538
1,670,299	Mitchell International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.25%)	4.94%		11/29/2024	1,673,138
134,701	Mitchell International, Inc., Guaranteed Senior Secured 1st Lien Term Loan	0.00%	#&	11/29/2024	134,930
3,049,015	Mohegan Tribal Gaming Authority, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (Prime Rate + 4.50%)	7.50%		10/13/2023	3,080,939
2,913,078	MPH Acquisition Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.00%)	4.69%		06/07/2023	2,922,181
3,078,332	National Vision, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.32%		11/20/2024	3,086,028
2,673,251	Nexstar Broadcasting, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2 (1 Month LIBOR USD + 2.50%)	3.86%		01/17/2024	2,683,985
2,042,690	Optiv Security, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%)	4.63%		02/01/2024	1,912,469
2,748,113	Peak 10 Holding Corporation, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.19%		08/01/2024	2,751,122
2,684,395	Pharmaceutical Product Development LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 2.75%)	4.44%		08/18/2022	2,691,563
976,278	Pike Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.50%)	5.07%		09/20/2024	991,733
3,431,617	Playa Resorts Holding B.V., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.25%)	4.63%		04/29/2024	3,452,704
3,548,200	PODS LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.00%)	4.40%		12/06/2024	3,574,812
2,089,807	PQ Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1 (3 Month LIBOR USD + 3.25%)	4.63%		11/04/2022	2,109,587
2,098,156	Precyse Acquisition Corporation, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 4.50%)	6.07%		10/20/2022	2,106,024
2,879,396	Prime Security Services Borrower LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.75%)	4.32%		05/02/2022	2,904,000
3,065,672	Project Alpha Intermediate Holding, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (6 Month LIBOR USD + 3.50%)	5.04%		04/26/2024	3,005,631
2,524,054	Quest Software US Holdings, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.50%)	6.92%		10/31/2022	2,568,894
2,816,100	RCN Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.57%		02/01/2024	2,799,260
2,529,518	RentPath LLC, Senior Secured 1st Lien Term Loan, Tranche B1 (1 Month LIBOR USD + 4.75%)	6.32%		12/17/2021	2,541,774
2,476,604	Reynolds Group, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.75%)	4.32%		02/03/2023	2,491,092
245,000	Riverbed Technology, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.25%)	4.82%		04/25/2022	241,700
2,718,188	Scientific Games International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4 (1 Month LIBOR USD + 3.25%)	4.82%		08/14/2024	2,743,480
497,552	SCS Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%)	5.82%		10/31/2022	501,283
3,497,232	Securus Technologies Holdings, Inc., Senior Secured 1st Lien Term Loan (2 Month LIBOR USD + 4.50%)	6.12%		11/01/2024	3,540,965
2,654,938	Select Medical Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (Prime Rate + 2.50%)	7.00%		03/01/2021	2,684,806
3,100,000	Sinclair Television Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 2.50%)	3.98%		12/12/2024	3,098,559
2,500,878	SolarWinds Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.07%		02/03/2023	2,513,695
1,468,956	Solenis International LP, Guaranteed Secured 2nd Lien Term Loan (3 Month LIBOR USD + 6.75%)	8.23%		07/29/2022	1,410,198
2,553,712	Solera LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.25%)	4.82%		03/03/2023	2,573,401
3,034,382	Sophia LP, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.25%)	4.94%		09/30/2022	3,041,346
2,599,826	Southern Graphics, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.07%		11/22/2022	2,616,400
420,174	Southern Graphics, Inc., Senior Secured 1st Lien Term Loan (US LIBOR + 3.50%)	0.00%	&	11/22/2022	422,853
1,290,000	Staples, Inc., Senior Secured 1st Lien Term Loan (2 Month LIBOR USD + 4.00%)	5.49%		09/12/2024	1,267,264
540,913	TCH-2 Holdings LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.57%		05/06/2021	544,699
3,069,568	Team Health Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.75%)	4.32%		02/06/2024	2,996,681
3,059,532	Telesat Canada, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4 (3 Month LIBOR USD + 3.00%)	4.70%		11/17/2023	3,077,216
3,004,632	TKC Holdings, Inc., Senior Secured 1st Lien Term Loan (2 Month LIBOR USD + 4.25%)	5.67%		02/01/2023	3,031,854
2,871,635	TransDigm, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche F (3 Month LIBOR USD + 2.75%)	4.44%		06/09/2023	2,879,201
194,025	TransDigm, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche G (1 Month LIBOR USD + 3.00%)	4.57%		08/22/2024	195,171
1,027,723	Travel Leaders Group LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 4.50%)	5.92%		01/25/2024	1,043,786
1,470,000	Traverse Midstream Partners LLC, Senior Secured 1st Lien Term Loan, Tranche B (6 Month LIBOR USD + 4.00%)	5.85%		09/27/2024	1,491,499
119,685	Tribune Media Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.00%)	4.57%		12/24/2020	120,009
2,243,594	Tribune Media Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C (1 Month LIBOR USD + 3.00%)	4.57%		01/26/2024	2,250,258
2,074,195	Tumi Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.25%)	3.82%		08/01/2023	2,088,673
2,509,576	UFC Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.25%)	4.81%		08/18/2023	2,526,440
1,535,888	Ultra Resources, Inc., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.00%)	4.41%		04/12/2024	1,537,040
1,376,122	Univar USA, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B3 (1 Month LIBOR USD + 2.50%)	4.07%		07/01/2024	1,382,507
2,399,669	US Renal Care, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.25%)	5.94%		12/30/2022	2,369,673
2,022,081	USAGM HoldCo LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.75%)	5.44%		07/28/2022	2,009,130
2,210,992	VF Holdings Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.82%		06/30/2023	2,230,725
543,335	Vizient, Inc., Senior Secured 1st Lien Term Loan, Tranche B3 (1 Month LIBOR USD + 3.50%)	5.07%		02/13/2023	545,984
3,035,000	West Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.35%		10/10/2024	3,047,003
1,246,875	West Street Merger Sub, Inc., Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.00%)	4.57%		09/27/2024	1,253,889
868,463	Western Digital Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B3 (1 Month LIBOR USD + 2.00%)	3.57%		04/29/2023	872,588
3,550,000	Wink Holdco, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.49%		12/02/2024	3,574,424
2,095,000	WMG Acquisition Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche E (1 Month LIBOR USD + 2.25%)	3.64%		11/01/2023	2,099,420
2,297,771	York Risk Services Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.75%)	5.32%		10/01/2021	2,255,262
2,411,336	Zodiac Pool Solutions LLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.69%		12/20/2023	2,427,926

Total Bank Loans (Cost $329,509,118)					330,367,502

Collateralized Loan Obligations - 2.8%
875,000	Adams Mill Ltd., Series 2014-1A-D1 (3 Month LIBOR USD + 3.50%)	4.86%	^	07/15/2026	880,406
1,000,000	Adams Mill Ltd., Series 2014-1A-E1 (3 Month LIBOR USD + 5.00%)	6.36%	^	07/15/2026	983,526
3,000,000	ALM LLC, Series 2013-7RA-CR (3 Month LIBOR USD + 4.04%)	5.40%	^	10/15/2028	3,098,631
3,800,000	ALM LLC, Series 2013-8A-CR (3 Month LIBOR USD + 3.95%)	5.31%	^	10/15/2028	3,880,734
2,700,000	ALM LLC, Series 2016-19A-B (3 Month LIBOR USD + 3.00%)	4.36%	^	07/15/2028	2,741,799
2,000,000	ALM LLC, Series 2016-19A-C (3 Month LIBOR USD + 4.35%)	5.71%	^	07/15/2028	2,056,935
2,000,000	Apidos Ltd., Series 2013-16A-A1R (3 Month LIBOR USD + 0.98%)	2.34%	^	01/19/2025	2,003,824
2,950,000	Apidos Ltd., Series 2013-16A-BR (3 Month LIBOR USD + 1.95%)	3.31%	^	01/19/2025	2,957,545
1,000,000	Apidos Ltd., Series 2014-18A-D (3 Month LIBOR USD + 5.20%)	6.56%	^	07/22/2026	1,002,773
1,500,000	Apidos Ltd., Series 2015-20A-C (3 Month LIBOR USD + 3.70%)	5.06%	^	01/16/2027	1,514,915
2,250,000	Apidos Ltd., Series 2015-21A-C (3 Month LIBOR USD + 3.55%)	4.90%	^	07/18/2027	2,281,436
5,000,000	Atrium Corporation, Series 2013-9A-DR (3 Month LIBOR USD + 3.60%)	5.07%	^	05/28/2030	5,089,369
1,000,000	Babson Ltd., Series 2014-3A-D2 (1 Month LIBOR USD + 4.40%)	5.76%	^	01/15/2026	1,003,468
5,000,000	Babson Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	4.31%	^	10/20/2030	5,087,496
3,400,000	Babson Ltd., Series 2015-IA-D1 (3 Month LIBOR USD + 3.45%)	4.81%	^	04/20/2027	3,425,051
3,250,000	Babson Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.60%)	4.88%	^	07/18/2029	3,288,930
2,250,000	Barings Ltd., Series 2016-3A-C (3 Month LIBOR USD + 3.95%)	5.31%	^	01/15/2028	2,276,782
3,000,000	Betony Ltd., Series 2015-1A-D (3 Month LIBOR USD + 3.60%)	4.96%	^	04/15/2027	3,034,814
1,000,000	Birchwood Park Ltd., Series 2014-1A-E2 (3 Month LIBOR USD + 6.40%)	7.76%	^	07/15/2026	1,003,740
10,100,000	BlueMountain Ltd., Series 2012-2A-DR (3 Month LIBOR USD + 4.15%)	5.59%	^	11/20/2028	10,287,224
3,000,000	BlueMountain Ltd., Series 2013-1A-CR (3 Month LIBOR USD + 4.15%)	5.51%	^	01/20/2029	3,061,897
5,000,000	BlueMountain Ltd., Series 2015-2A-D (3 Month LIBOR USD + 3.55%)	4.90%	^	07/18/2027	5,032,709
2,000,000	BlueMountain Ltd., Series 2015-2A-E (3 Month LIBOR USD + 5.35%)	6.70%	^	07/18/2027	1,976,478
4,000,000	BlueMountain Ltd., Series 2015-3A-B (3 Month LIBOR USD + 3.10%)	4.46%	^	10/20/2027	4,051,010
4,000,000	BlueMountain Ltd., Series 2015-3A-C (3 Month LIBOR USD + 3.55%)	4.91%	^	10/20/2027	4,014,226
5,000,000	BlueMountain Ltd., Series 2015-4A-C (3 Month LIBOR USD + 3.20%)	4.56%	^	01/20/2027	5,084,321
4,000,000	BlueMountain Ltd., Series 2015-4A-D1 (3 Month LIBOR USD + 4.60%)	5.96%	^	01/20/2027	4,020,890
2,000,000	BlueMountain Ltd., Series 2016-3A-D (3 Month LIBOR USD + 3.85%)	5.27%	^	11/15/2027	2,022,752
2,000,000	Bristol Park Ltd., Series 2016-1A-D (3 Month LIBOR USD + 4.10%)	5.46%	^	04/15/2029	2,063,741
1,250,000	Brookside Mill Ltd., Series 2013-1A-C1 (3 Month LIBOR USD + 2.70%)	4.05%	^	04/17/2025	1,261,170
2,250,000	Brookside Mill Ltd., Series 2013-1A-D (3 Month LIBOR USD + 3.05%)	4.40%	^	04/17/2025	2,214,728
1,250,000	Brookside Mill Ltd., Series 2013-1A-E (3 Month LIBOR USD + 4.40%)	5.75%	^	04/17/2025	1,217,496
5,000,000	California Street LP, Series 2012-9A-DR (3 Month LIBOR USD + 3.96%)	5.32%	^	10/16/2028	5,097,961
5,000,000	Canyon Capital Ltd., Series 2014-1A-B (3 Month LIBOR USD + 2.65%)	4.03%	^	04/30/2025	5,008,266
2,750,000	Canyon Capital Ltd., Series 2014-1A-C (3 Month LIBOR USD + 3.25%)	4.63%	^	04/30/2025	2,755,849
1,500,000	Canyon Capital Ltd., Series 2014-2A-DR (3 Month LIBOR USD + 3.65%)	5.01%	^	04/15/2029	1,515,947
1,500,000	Canyon Capital Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.60%)	4.86%	^	07/15/2030	1,525,467
2,000,000	Carlyle Ltd., Series 2016-4A-C (3 Month LIBOR USD + 3.90%)	5.26%	^	10/20/2027	2,013,491
2,000,000	Cent Ltd., Series 2013-18A-D (3 Month LIBOR USD + 3.45%)	4.81%	^	07/23/2025	2,015,137
1,500,000	Cent Ltd., Series 2013-18A-E (3 Month LIBOR USD + 4.60%)	5.96%	^	07/23/2025	1,489,719
5,000,000	Cent Ltd., Series 2014-21A-D (3 Month LIBOR USD + 5.00%)	6.37%	^	07/27/2026	4,988,524
1,000,000	Cent Ltd., Series 2014-22A-C (3 Month LIBOR USD + 3.75%)	5.14%	^	11/07/2026	1,003,543
10,000,000	CVP Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.34%)	2.80%	^	07/20/2030	9,999,299
2,000,000	Dorchester Park Ltd., Series 2015-1A-C (3 Month LIBOR USD + 3.20%)	4.56%	^	01/20/2027	2,003,761
1,000,000	Dorchester Park Ltd., Series 2015-1A-D (3 Month LIBOR USD + 3.55%)	4.91%	^	01/20/2027	1,007,892
10,000,000	Dryden Senior Loan Fund, Series 2014-33A-DR (3 Month LIBOR USD + 4.35%)	5.71%	^	10/15/2028	10,280,229
2,000,000	Flatiron Ltd., Series 2014-1A-C (3 Month LIBOR USD + 3.30%)	4.65%	^	07/17/2026	2,009,676
2,000,000	Gilbert Park Ltd., Series 2017-1A-D (3 Month LIBOR USD + 2.95%)	4.31%	^	10/15/2030	1,995,131
4,000,000	Gilbert Park Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.40%)	7.76%	^	10/15/2030	4,089,643
2,000,000	GoldenTree Loan Management Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.35%)	4.71%	^	04/20/2029	2,028,696
3,750,000	GoldenTree Loan Opportunities Ltd., Series 2015-10A-D (3 Month LIBOR USD + 3.35%)	4.71%	^	07/20/2027	3,797,088
3,500,000	GoldenTree Loan Opportunities Ltd., Series 2015-11A-DR2 (3 Month LIBOR USD + 2.40%)	3.93%	^	01/18/2031	3,500,000
740,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C (3 Month LIBOR USD + 2.70%)	4.08%	^	08/01/2025	745,934
1,500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D (3 Month LIBOR USD + 3.65%)	5.01%	^	10/22/2025	1,507,181
2,000,000	Jamestown Ltd., Series 2015-6A-A1AR (3 Month LIBOR USD + 1.15%)	2.59%	^	02/20/2027	2,004,721
3,500,000	Jay Park Ltd., Series 2016-1A-C (3 Month LIBOR USD + 3.85%)	5.21%	^	10/20/2027	3,612,415
2,850,000	LCM LP, Series 14A-D (3 Month LIBOR USD + 3.50%)	4.86%	^	07/15/2025	2,858,688
1,000,000	LCM LP, Series 16A-DR (1 Month LIBOR USD + 3.00%)	4.24%	^	07/15/2026	1,007,415
2,000,000	LCM LP, Series 19A-D (3 Month LIBOR USD + 3.45%)	4.81%	^	07/15/2027	2,021,541
750,000	Madison Park Funding Ltd., Series 2014-14A-E (3 Month LIBOR USD + 4.75%)	6.11%	^	07/20/2026	757,406
2,000,000	Madison Park Funding Ltd., Series 2014-15A-CR (3 Month LIBOR USD + 3.45%)	4.82%	^	01/27/2026	2,028,771
1,250,000	Madison Park Funding Ltd., Series 2014-15A-DR (3 Month LIBOR USD + 5.44%)	6.81%	^	01/27/2026	1,262,574
1,000,000	Madison Park Funding Ltd., Series 2015-16A-D (3 Month LIBOR USD + 5.50%)	6.86%	^	04/20/2026	1,002,833
5,000,000	Madison Park Funding Ltd., Series 2015-18A-DR (3 Month LIBOR USD + 2.95%)	4.31%	^	10/21/2030	5,056,966
5,000,000	Magnetite Ltd., Series 2012-7A-CR (3 Month LIBOR USD + 3.75%)	5.11%	^	01/15/2025	5,021,541
1,000,000	MP Ltd., Series 2014-2A-DR (3 Month LIBOR USD + 3.50%)	4.86%	^	01/15/2027	1,007,439
1,000,000	North End Ltd., Series 2013-1A-D (3 Month LIBOR USD + 3.50%)	4.85%	^	07/17/2025	1,004,836
5,600,000	Octagon Investment Partners Ltd., Series 2012-1A-CR (3 Month LIBOR USD + 4.00%)	5.36%	^	07/15/2029	5,738,533
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-D (3 Month LIBOR USD + 3.35%)	4.70%	^	07/17/2025	2,006,994
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-E (3 Month LIBOR USD + 4.50%)	5.85%	^	07/17/2025	1,985,235
2,500,000	Octagon Investment Partners Ltd., Series 2014-1A-E1 (3 Month LIBOR USD + 5.25%)	6.61%	^	11/25/2025	2,518,316
2,500,000	Octagon Investment Partners Ltd., Series 2014-1A-ERR (3 Month LIBOR USD + 5.45%)	0.01%	^	01/22/2030	2,500,000
3,500,000	Octagon Investment Partners Ltd., Series 2016-1A-C (3 Month LIBOR USD + 3.00%)	4.36%	^	07/15/2027	3,503,974
10,000,000	Octagon Investment Partners Ltd., Series 2016-1A-D (3 Month LIBOR USD + 4.75%)	6.11%	^	07/15/2027	10,125,848
4,000,000	Octagon Investment Partners Ltd., Series 2017-1A-C (3 Month LIBOR USD + 3.50%)	4.86%	^	03/17/2030	4,077,288
1,760,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.20%)	7.56%	^	03/17/2030	1,779,755
10,000,000	Stewart Park Ltd., Series 2015-1A-DR (3 Month LIBOR USD + 2.60%)	0.01%	^	01/15/2030	10,000,000
4,000,000	TCI-Cent Ltd., Series 2016-1A-C (3 Month LIBOR USD + 4.00%)	5.37%	^	12/21/2029	4,073,452
2,000,000	TCI-Cent Ltd., Series 2017-1A-C (3 Month LIBOR USD + 3.65%)	5.02%	^	07/25/2030	2,035,885
5,000,000	TCI-Flatiron Ltd., Series 2016-1A-C (3 Month LIBOR USD + 3.05%)	4.40%	^	07/17/2028	5,028,191
5,000,000	TCI-Symphony Ltd., Series 2016-1A-D (3 Month LIBOR USD + 3.80%)	5.16%	^	10/13/2029	5,062,249
2,000,000	Thacher Park Ltd., Series 2014-1A-D1R (3 Month LIBOR USD + 3.40%)	4.76%	^	10/20/2026	2,016,079
2,450,000	Venture Ltd., Series 2012-12A-DR (3 Month LIBOR USD + 3.70%)	5.02%	^	02/28/2026	2,463,799
2,500,000	Venture Ltd., Series 2014-17A-CR (3 Month LIBOR USD + 2.20%)	3.56%	^	07/15/2026	2,501,042
2,000,000	Wind River Ltd., Series 2012-1A-DR (3 Month LIBOR USD + 4.10%)	5.46%	^	01/15/2026	2,020,846
2,810,000	Wind River Ltd., Series 2013-1A-CR (3 Month LIBOR USD + 3.65%)	5.01%	^	07/20/2030	2,810,043
2,000,000	Wind River Ltd., Series 2014-1A-DR (3 Month LIBOR USD + 3.50%)	4.85%	^	04/18/2026	2,003,608
1,000,000	Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%)	0.01%	^	01/15/2031	1,000,000
4,100,000	Wind River Ltd., Series 2016-1A-C (3 Month LIBOR USD + 3.20%)	4.56%	^	07/15/2028	4,130,795
2,000,000	Wind River Ltd., Series 2016-1A-D (3 Month LIBOR USD + 4.65%)	6.01%	^	07/15/2028	2,025,105
3,000,000	Wind River Ltd., Series 2017-3A-D (3 Month LIBOR USD + 3.15%)	4.39%	^	10/15/2030	3,023,584

Total Collateralized Loan Obligations (Cost $272,142,537)					277,377,017

Foreign Corporate Bonds - 9.1%
10,052,000	Actavis Funding SCS	2.35%		03/12/2018	10,060,322
1,000,000	Adani Ports & Special Economic Zone Ltd.	3.50%		07/29/2020	1,011,766
3,700,000	Adani Ports & Special Economic Zone Ltd.	3.95%		01/19/2022	3,780,989
13,060,000	AerCap Global Aviation Trust	3.50%		01/15/2025	12,962,601
6,200,000	AES Andres B.V.	7.95%	^	05/11/2026	6,742,500
1,700,000	Ajecorp B.V.	6.50%		05/14/2022	1,521,500
4,700,000	Alibaba Group Holding Ltd.	3.13%		11/28/2021	4,763,321
500,000	Alibaba Group Holding Ltd.	2.80%		06/06/2023	498,874
2,000,000	America Movil S.A.B. de C.V.	5.00%		03/30/2020	2,109,937
3,000,000	America Movil SAB de C.V.	3.13%		07/16/2022	3,040,978
3,150,000	Ardagh Packaging Finance, Inc.	6.00%	^	02/15/2025	3,323,250
9,675,000	AstraZeneca PLC	2.38%		11/16/2020	9,666,286
5,065,000	AstraZeneca PLC	2.38%		06/12/2022	5,009,531
12,745,000	Australia and New Zealand Banking Group Ltd.	4.88%	^	01/12/2021	13,598,844
11,430,000	Axiata SPV2 BHD	3.47%		11/19/2020	11,580,099
200,000	Banco de Costa Rica	5.25%		08/12/2018	200,750
2,000,000	Banco de Costa Rica	5.25%	^	08/12/2018	2,007,500
14,040,000	Banco de Credito del Peru	2.25%		10/25/2019	14,057,550
3,300,000	Banco de Credito del Peru	5.38%		09/16/2020	3,522,750
6,200,000	Banco de Credito e Inversiones	4.00%		02/11/2023	6,475,027
1,000,000	Banco de Reservas de la Republica Dominicana	7.00%	^	02/01/2023	1,059,215
4,100,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	4,342,782
4,820,000	Banco del Estado de Chile	4.13%		10/07/2020	5,035,227
3,250,000	Banco del Estado de Chile	3.88%		02/08/2022	3,393,320
12,450,000	Banco International del Peru S.A.A.	5.75%		10/07/2020	13,414,875
1,000,000	Banco International del Peru S.A.A. (3 Month LIBOR USD + 6.74%)	8.50%		04/23/2070	1,103,000
2,050,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%		05/07/2020	2,078,188
800,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	806,264
5,300,000	Banco Nacional de Costa Rica	5.88%	^	04/25/2021	5,535,187
300,000	Banco Santander	3.88%		09/20/2022	312,754
13,000,000	Banco Santander (3 Month LIBOR USD + 1.09%)	2.55%		02/23/2023	13,089,039
10,305,000	Banco Santander (5 Year CMT Rate + 4.58%)	5.95%		01/30/2024	10,755,844
650,000	Bancolombia S.A.	6.13%		07/26/2020	696,312
2,500,000	Banistmo S.A.	3.65%	^	09/19/2022	2,475,000
9,800,000	Bank of Montreal (5 Year Swap Rate USD + 1.43%)	3.80%		12/15/2032	9,700,824
1,250,000	Bantrab Senior Trust	9.00%		11/14/2020	1,263,750
1,800,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	1,946,250
237,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%	^	11/12/2029	237,000
3,450,000	BDO Unibank, Inc.	2.63%		10/24/2021	3,422,110
16,900,000	BDO Unibank, Inc.	2.95%		03/06/2023	16,632,321
1,700,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	1,798,430
11,900,000	Bharti Airtel Ltd.	5.13%		03/11/2023	12,634,099
7,300,000	Bharti Airtel Ltd.	4.38%		06/10/2025	7,437,865
12,300,000	BPRL International Singapore Pte Ltd.	4.38%		01/18/2027	12,734,227
20,898,000	British Telecommunications PLC	5.95%		01/15/2018	20,926,139
1,250,000	Camposol S.A.	10.50%	^	07/15/2021	1,356,250
18,885,000	Canadian Natural Resources Ltd.	2.95%		01/15/2023	18,819,594
95,000	Canadian Pacific Railway Company	2.90%		02/01/2025	94,379
2,587,000	Celulosa Arauco y Constitucion S.A.	4.75%		01/11/2022	2,743,241
1,720,000	CEVA Group PLC	7.00%	^	03/01/2021	1,677,000
400,000	CK Hutchison International Ltd.	2.25%	^	09/29/2020	396,066
2,300,000	CK Hutchison International Ltd.	2.88%		04/05/2022	2,293,221
1,000,000	CK Hutchison International Ltd.	2.75%	^	03/29/2023	981,124
8,200,000	CK Hutchison International Ltd.	3.50%	^	04/05/2027	8,206,989
1,200,000	CNOOC Finance Ltd.	4.25%		01/26/2021	1,248,428
3,500,000	CNOOC Finance Ltd.	3.88%		05/02/2022	3,612,042
15,000,000	CNOOC Finance Ltd.	3.50%		05/05/2025	15,144,855
300,000	CNPC General Capital Ltd.	2.75%		05/14/2019	300,738
200,000	CNPC General Capital Ltd.	2.70%		11/25/2019	200,122
2,000,000	CNPC General Capital Ltd.	3.95%		04/19/2022	2,077,139
3,100,000	CNPC General Capital Ltd.	3.40%		04/16/2023	3,138,089
13,488,000	CNPC Overseas Capital Ltd.	4.50%		04/28/2021	14,178,152
650,000	Coca-Cola Femsa S.A.B. de C.V.	3.88%		11/26/2023	681,074
18,900,000	Commonwealth Bank of Australia	2.75%	^	03/10/2022	18,963,199
18,755,000	Corpbanca S.A.	3.88%		09/22/2019	19,144,545
1,030,000	Corporacion Financiera de Desarrollo S.A.	3.25%		07/15/2019	1,040,300
6,610,000	Cosan Overseas Ltd.	8.25%	†	02/05/2018	6,791,114
12,685,000	Credit Suisse Group (3 Month LIBOR USD + 1.20%)	2.77%	^	12/14/2023	12,814,022
1,670,000	DAE Funding LLC	5.00%	^	08/01/2024	1,653,300
1,150,000	DBS Group Holdings Ltd. (3 Month LIBOR USD + 0.49%)	2.01%		06/08/2020	1,155,186
9,600,000	DBS Group Holdings Ltd. (3 Month LIBOR USD + 0.62%)	1.99%	^	07/25/2022	9,657,671
2,000,000	DBS Group Holdings Ltd. (3 Month LIBOR USD + 0.62%)	1.99%		07/25/2022	2,012,015
5,700,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	5,688,788
1,460,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	1,475,082
3,305,000	Delphi Technologies PLC	5.00%	^	10/01/2025	3,354,575
7,100,000	Digicel Ltd.	7.13%		04/01/2022	6,601,367
3,900,000	Digicel Ltd.	7.13%	^	04/01/2022	3,626,103
3,300,000	ECL S.A.	5.63%		01/15/2021	3,573,387
11,034,000	Embotelladora Andina S.A.	5.00%		10/01/2023	12,181,225
1,261,000	Empresa de Energia de Bogota S.A.	6.13%		11/10/2021	1,287,796
6,848,609	ENA Norte Trust	4.95%		04/25/2023	7,148,235
200,000	Export-Import Bank of India	2.75%		04/01/2020	199,983
4,150,000	Export-Import Bank of India	3.13%		07/20/2021	4,176,718
3,400,000	Export-Import Bank of India (3 Month LIBOR USD + 1.00%)	2.44%		08/21/2022	3,417,969
6,000,000	Export-Import Bank of India	4.00%		01/14/2023	6,223,050
2,415,000	FMG Resources Ltd.	4.75%	^	05/15/2022	2,454,244
700,000	Fomento Economico Mexicano S.A.B. de C.V.	2.88%		05/10/2023	693,511
2,000,000	Fondo Mivivienda S.A.	3.50%	^	01/31/2023	2,012,800
2,000,000	Fondo Mivivienda S.A.	3.50%		01/31/2023	2,012,800
11,440,000	Fortis, Inc.	2.10%		10/04/2021	11,175,616
9,100,000	Global Bank Corporation	5.13%		10/30/2019	9,429,420
1,500,000	Global Bank Corporation	4.50%	^	10/20/2021	1,531,800
10,500,000	Gohl Capital Ltd.	4.25%		01/24/2027	10,785,254
2,890,000	Grupo Idesa S.A. de C.V.	7.88%	^	12/18/2020	2,731,050
5,000,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	4,725,000
8,132,040	Guanay Finance Ltd.	6.00%		12/15/2020	8,392,672
1,200,000	Guatemala Energuate Trust	5.88%	^	05/03/2027	1,244,880
2,851,000	GW Honos Security Corporation	8.75%	^	05/15/2025	3,071,952
7,700,000	Hutchison Whampoa International Ltd.	3.25%		11/08/2022	7,790,036
3,908,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	4,248,961
12,867,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	14,355,120
5,884,000	Industrial Senior Trust	5.50%		11/01/2022	6,023,745
2,350,000	Intelsat Jackson Holdings S.A.	5.50%		08/01/2023	1,927,000
1,000,000	Intelsat Jackson Holdings S.A.	9.75%	^	07/15/2025	965,000
1,200,000	Inversiones CMPC S.A.	6.13%		11/05/2019	1,284,277
4,500,000	Inversiones CMPC S.A.	4.50%		04/25/2022	4,727,087
3,515,000	Kronos Acquisition Holdings, Inc.	9.00%	^	08/15/2023	3,295,312
5,000,000	Lima Metro Finance Ltd.	5.88%		07/05/2034	5,421,250
13,035,000	Lloyds Banking Group PLC (3 Month LIBOR USD + 1.21%)	3.57%		11/07/2028	12,935,055
12,665,000	Macquarie Group Ltd. (3 Month LIBOR USD + 1.02%)	3.19%	^	11/28/2023	12,576,852
1,600,000	Magnesita Finance Ltd.	8.63%	†	01/29/2018	1,616,000
16,139,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	16,512,037
2,000,000	MARB BondCo PLC	7.00%	^	03/15/2024	2,012,500
1,000,000	Marfrig Holdings Europe B.V.	8.00%	^	06/08/2023	1,046,250
2,605,000	MEG Energy Corporation	7.00%	^	03/31/2024	2,210,994
8,450,000	Mizuho Financial Group, Inc. (3 Month LIBOR USD + 0.88%)	2.42%		09/11/2022	8,512,752
3,555,000	New Red Finance, Inc.	4.25%	^	05/15/2024	3,555,000
5,300,000	OAS Financial Ltd. (5 Year CMT Rate + 8.19%)	0.00%	^†Ω	04/25/2018	278,250
1,500,000	OAS Financial Ltd. (5 Year CMT Rate + 8.19%)	8.88%	†Ω	04/25/2018	78,750
1,700,000	Odebrecht Finance Ltd.	7.13%		06/26/2042	546,125
1,500,000	Odebrecht Finance Ltd.	7.50%	†	01/29/2018	492,000
1,587,000	ONGC Videsh Ltd.	2.88%		01/27/2022	1,570,325
16,500,000	ONGC Videsh Ltd.	3.75%		07/27/2026	16,465,433
4,900,000	Ooredoo International Finance Ltd.	3.88%		01/31/2028	4,881,258
10,189,000	Orange S.A.	2.75%		02/06/2019	10,247,357
695,000	Orange S.A.	5.38%		07/08/2019	726,681
827,000	Orange S.A.	1.63%		11/03/2019	816,970
12,880,000	Oversea-Chinese Banking Corporation (5 Year Swap Rate USD + 2.20%)	4.00%		10/15/2024	13,119,959
9,300,000	Panama Metro Line SP	0.00%	^	12/05/2022	8,556,000
1,000,000	Pesquera Exalmar S.A.A.	7.38%		01/31/2020	990,345
1,800,000	Pesquera Exalmar S.A.A.	7.38%	^	01/31/2020	1,782,621
8,500,000	Petronas Capital Ltd.	3.50%		03/18/2025	8,730,070
10,310,000	Petronas Global Sukuk Ltd.	2.71%		03/18/2020	10,334,043
3,280,000	Precision Drilling Corporation	7.13%	^	01/15/2026	3,353,800
2,000,000	Reliance Holdings, Inc.	4.50%		10/19/2020	2,092,260
16,450,000	Reliance Holdings, Inc.	5.40%		02/14/2022	17,881,171
18,265,000	Royal Bank of Scotland Group PLC (3 Month LIBOR USD + 1.48%)	3.50%		05/15/2023	18,320,973
2,300,000	SACI Falabella	3.75%		04/30/2023	2,360,797
11,662,000	Shire Acquisitions Investments Ireland DAC	2.88%		09/23/2023	11,477,777
3,400,000	Singtel Group Treasury	4.50%		09/08/2021	3,617,237
3,500,000	Sinopec Group Overseas Development Ltd.	2.25%	^	09/13/2020	3,454,826
1,372,000	Sinopec Group Overseas Development Ltd.	2.75%		05/03/2021	1,368,662
15,000,000	Sinopec Group Overseas Development Ltd.	2.75%		09/29/2026	14,251,620
500,000	Sinopec Group Overseas Development Ltd.	3.63%	^	04/12/2027	503,655
500,000	Sixsigma Networks Mexico S.A. de C.V.	8.25%	^	11/07/2021	530,625
600,000	Sixsigma Networks Mexico S.A. de C.V.	8.25%		11/07/2021	636,750
1,000,000	SP PowerAssets Ltd.	2.70%		09/14/2022	997,932
8,243,000	SPC Panama Metro Line	0.00%		12/05/2022	7,583,560
8,285,000	Sumitomo Mitsui Financial Group, Inc.	2.93%		03/09/2021	8,366,467
10,130,000	Sumitomo Mitsui Financial Group, Inc.	2.06%		07/14/2021	9,931,548
350,000	Sydney Airport Finance Company Pty Ltd.	3.63%	^	04/28/2026	354,034
2,310,000	Telesat LLC	8.88%	^	11/15/2024	2,592,975
19,000,000	Temasek Financial Ltd.	2.38%		01/23/2023	18,795,977
16,885,000	Teva Pharmaceutical Finance Netherlands B.V.	2.80%		07/21/2023	14,719,798
900,000	Transelec S.A.	4.63%		07/26/2023	960,753
400,000	Transelec S.A.	3.88%		01/12/2029	398,000
9,000,000	Transportadora de Gas del Peru S.A.	4.25%		04/30/2028	9,351,000
2,300,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	2,364,400
9,800,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.00%)	3.75%		09/19/2024	9,952,439
9,895,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	9,975,446
3,000,000	UPL Corporation	3.25%		10/13/2021	2,995,257
8,410,000	Vale Overseas Ltd.	5.88%		06/10/2021	9,179,515

Total Foreign Corporate Bonds (Cost $924,648,949)					917,360,198

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 2.0%
2,550,000	Chile Government International Bond	2.25%		10/30/2022	2,521,950
12,300,000	Chile Government International Bond	3.13%		03/27/2025	12,539,850
13,800,000	Chile Government International Bond	3.13%		01/21/2026	14,024,250
8,140,000	Costa Rica Government International Bond	10.00%		08/01/2020	9,381,350
9,350,000	Indonesia Government International Bond	4.88%		05/05/2021	9,989,344
7,700,000	Israel Government International Bond	4.00%		06/30/2022	8,179,633
3,100,000	Israel Government International Bond	3.15%		06/30/2023	3,175,330
9,400,000	Israel Government International Bond	2.88%		03/16/2026	9,405,790
11,000,000	Malaysia Sovereign Sukuk BHD	3.04%		04/22/2025	11,060,500
3,239,000	Malaysia Sukuk Global BHD	3.18%		04/27/2026	3,266,528
6,700,000	Mexico Government International Bond	4.00%		10/02/2023	7,028,300
11,000,000	Mexico Government International Bond	4.13%		01/21/2026	11,481,250
23,881,000	Mexico Government International Bond	4.15%		03/28/2027	24,794,448
8,000,000	Panama Government International Bond	4.00%		09/22/2024	8,528,000
10,200,000	Panama Government International Bond	3.88%		03/17/2028	10,684,500
3,000,000	Perusahaan Penerbit	4.15%		03/29/2027	3,101,550
12,000,000	Perusahaan Penerbit	4.15%	^	03/29/2027	12,406,200
5,175,000	Petroleos Mexicanos	6.75%		09/21/2047	5,414,861
17,600,000	Philippine Government International Bond	4.20%		01/21/2024	19,159,606
9,000,000	Philippine Government International Bond	3.70%		02/02/2042	8,961,075
3,000,000	Republic of Poland Government International Bond	5.13%		04/21/2021	3,250,920
1,000,000	Wakala Global Sukuk BHD	4.65%		07/06/2021	1,068,800

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $197,084,934)					199,424,035

Municipal Bonds - 0.1%
4,250,000	North Texas Municipal Water District Water System Revenue	5.00%		09/01/2035	5,032,723

Total Municipal Bonds (Cost $4,790,128)					5,032,723

Non-Agency Commercial Mortgage Backed Obligations - 6.9%
11,235,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.30%)	4.53%	^	11/15/2019	11,221,057
2,000,000	BAMLL Commercial Mortgage Securities Trust, Series 2014-IP-E	2.72%	#^	06/15/2028	1,986,455
118,650,000	BAMLL Commercial Mortgage Securities Trust, Series 2015-200P-XA	0.38%	#^I/O	04/14/2033	3,070,353
7,623,599	BANK 2017-BNK4, Series 2017-BNK8-XA	0.75%	#I/O	11/15/2050	456,056
76,989,968	Barclays Commercial Mortgage Securities LLC, Series 2017-C1-XA	1.52%	#I/O	02/15/2050	7,971,079
1,508,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-C (1 Month LIBOR USD + 1.20%)	2.68%	^	08/15/2036	1,507,717
1,719,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-D (1 Month LIBOR USD + 1.70%)	3.18%	^	08/15/2036	1,718,717
3,600,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-E (1 Month LIBOR USD + 2.50%)	3.98%	^	08/15/2036	3,603,668
3,451,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%)	4.98%	^	08/15/2036	3,461,364
3,775,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.54%	#	01/12/2045	3,568,443
4,128,000	BX Trust, Series 2017-IMC-D (1 Month LIBOR USD + 2.25%)	3.50%	^	10/15/2032	4,140,513
6,657,000	BX Trust, Series 2017-IMC-E (1 Month LIBOR USD + 3.25%)	4.50%	^	10/15/2032	6,685,732
3,836,000	BX Trust, Series 2017-SLCT-D (1 Month LIBOR USD + 2.05%)	3.53%	^	07/15/2034	3,842,010
6,308,000	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.15%)	4.63%	^	07/15/2034	6,339,553
1,564,000	Caesars Palace Las Vegas Trust, Series 2017-VICI-D	4.35%	#^	10/15/2034	1,597,778
4,617,000	Caesars Palace Las Vegas Trust, Series 2017-VICI-E	4.35%	#^	10/15/2034	4,493,976
509,000	CFCRE Commercial Mortgage Trust, Series 2016-C3-D	3.05%	#^	01/10/2048	380,477
74,357,606	CFCRE Commercial Mortgage Trust, Series 2016-C3-XA	1.07%	#I/O	01/10/2048	4,963,928
9,279,000	CFCRE Commercial Mortgage Trust, Series 2016-C7-A3	3.84%		12/10/2054	9,710,703
3,214,000	CGCMT Commercial Mortgage Trust, Series 2016-SMPL-D	3.52%	^	09/10/2031	3,197,009
6,014,000	Chicago Skyscraper Trust, Series 2017-SKY-B (1 Month LIBOR USD + 1.10%)	2.58%	^	02/15/2030	6,027,513
3,331,000	Chicago Skyscraper Trust, Series 2017-SKY-C (1 Month LIBOR USD + 1.25%)	2.73%	^	02/15/2030	3,342,689
7,196,000	CHT Mortgage Trust, Series 2017-CSMO-E (1 Month LIBOR USD + 3.00%)	4.38%	^	11/15/2036	7,223,478
3,838,000	CHT Mortgage Trust, Series 2017-CSMO-F (1 Month LIBOR USD + 3.74%)	5.12%	^	11/15/2036	3,849,572
8,362,434	Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	1.81%	#^I/O	09/10/2045	550,387
4,234,500	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.43%	#^	02/10/2048	3,616,381
4,182,636	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.41%	#I/O	02/10/2048	318,466
5,572,000	Citigroup Commercial Mortgage Trust, Series 2015-GC35-C	4.50%	#	11/10/2048	5,583,387
73,398,702	Citigroup Commercial Mortgage Trust, Series 2015-GC35-XA	0.89%	#I/O	11/10/2048	3,470,188
2,605,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85%	^	02/10/2049	1,986,873
45,913,893	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.71%	#I/O	04/15/2049	4,581,238
8,530,000	Citigroup Commercial Mortgage Trust, Series 2016-P4-A4	2.90%		07/10/2049	8,439,619
58,449,641	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.01%	#I/O	07/10/2049	7,175,664
83,992,050	Citigroup Commercial Mortgage Trust, Series 2016-P5-XA	1.55%	#I/O	10/10/2049	7,954,786
6,303,000	Citigroup Commercial Mortgage Trust, Series 2016-P6-A5	3.72%	#	12/10/2049	6,626,703
3,224,000	CLNS Trust, Series 2017-IKPR-D (1 Month LIBOR USD + 0.00%)	3.48%	^	06/11/2032	3,231,273
3,224,000	CLNS Trust, Series 2017-IKPR-E (1 Month LIBOR USD + 3.50%)	4.93%	^	06/11/2032	3,240,795
3,224,000	CLNS Trust, Series 2017-IKPR-F (1 Month LIBOR USD + 4.50%)	5.93%	^	06/11/2032	3,248,375
2,365,718	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	2,398,952
23,175,004	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3-XA	1.89%	#I/O	10/15/2045	1,715,481
8,626,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-D	4.57%	#^	10/15/2045	7,163,116
3,782,949	Commercial Mortgage Pass-Through Certificates, Series 2012-LC4-XA	2.21%	#^I/O	12/10/2044	251,143
7,910,000	Commercial Mortgage Pass-Through Certificates, Series 2013-CR11-D	5.17%	#^	08/10/2050	7,533,462
3,500,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.50%	#	11/10/2047	3,561,671
5,000,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-D	4.25%	#	05/10/2048	4,330,651
1,400,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-C	4.55%	#	08/10/2048	1,437,705
60,866,404	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XA	1.04%	#I/O	10/10/2048	3,519,795
4,310,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-C	4.31%	#	07/10/2048	4,265,041
5,579,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.65%	#	10/10/2048	5,712,488
6,664,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-C	4.65%	#	02/10/2049	6,585,813
3,786,000	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-C	4.64%	#	02/10/2049	3,714,039
59,317,958	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-XA	1.06%	#I/O	02/10/2049	3,725,547
9,247,000	Commercial Mortgage Pass-Through Certificates, Series 2016-GCT-E	3.46%	#^	08/10/2029	9,028,981
5,597,000	CSAIL Commercial Mortgage Trust, Series 2015-C4-C	4.58%	#	11/15/2048	5,655,986
58,737,388	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	1.81%	#I/O	01/15/2049	6,141,434
116,630,905	CSAIL Commercial Mortgage Trust, Series 2017-C8-XA	1.26%	#I/O	06/15/2050	9,298,865
4,944,000	CSMC Trust, Series 2017-CHOP-D (1 Month LIBOR USD + 1.90%)	3.38%	^	07/15/2032	4,949,114
4,944,000	CSMC Trust, Series 2017-CHOP-E (1 Month LIBOR USD + 3.30%)	4.78%	^	07/15/2032	4,960,806
3,446,819	DBUBS Mortgage Trust, Series 2011-LC2A-XA	1.12%	#^I/O	07/10/2044	93,410
61,712,416	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-XA	1.50%	#I/O	05/10/2049	5,705,017
4,475,000	Deutsche Bank Mortgage Trust, Series 2016-C1-C	3.35%	#	05/10/2049	4,285,566
4,078,000	GE Commercial Mortgage Corporation Trust, Series 2007-C1-AM	5.61%	#	12/10/2049	4,128,116
5,296,000	Great Wolf Trust, Series 2017-WOLF-D (1 Month LIBOR USD + 2.10%)	3.73%	^	09/15/2034	5,305,804
8,210,000	Great Wolf Trust, Series 2017-WOLF-E (1 Month LIBOR USD + 3.10%)	4.73%	^	09/15/2034	8,235,655
4,370,000	Great Wolf Trust, Series 2017-WOLF-F (1 Month LIBOR USD + 4.07%)	5.70%	^	09/15/2034	4,388,653
2,945,705	GS Mortgage Securities Trust, Series 2011-GC5-XA	1.35%	#^I/O	08/10/2044	114,650
4,912,433	GS Mortgage Securities Trust, Series 2012-GC6-XA	1.96%	#^I/O	01/10/2045	312,529
3,741,000	GS Mortgage Securities Trust, Series 2014-GC26-C	4.51%	#	11/10/2047	3,765,076
10,957,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.51%	#^	11/10/2047	9,606,161
98,641,814	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.82%	#I/O	11/10/2048	5,108,354
61,687,148	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.67%	#I/O	05/10/2049	6,088,016
118,920,977	GS Mortgage Securities Trust, Series 2017-GS7-XA	1.14%	#I/O	08/10/2050	9,976,209
10,897,000	GS Mortgage Securities Trust, Series 2017-GS8-C	4.34%	#	11/10/2050	11,233,004
47,119,024	GS Mortgage Securities Trust, Series 2017-GS8-XA	0.98%	#I/O	11/10/2050	3,523,085
944,093	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.31%	#I/O	05/15/2045	16
1,234,437	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	1,236,952
308,898	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AMFX	5.40%		06/12/2047	308,422
12,050,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2009-IWST-XB	0.29%	#^I/O	12/05/2027	83,927
7,776,024	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-C4-XA	1.35%	#^I/O	07/15/2046	104,941
23,739,758	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	1.80%	#I/O	10/15/2045	1,604,110
5,817,382	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	1.65%	#I/O	06/15/2045	264,307
78,879,178	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	1.14%	#I/O	01/15/2049	4,222,773
2,577,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-C (1 Month LIBOR USD + 1.25%)	2.73%	^	07/15/2034	2,581,943
2,418,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-D (1 Month LIBOR USD + 1.95%)	3.43%	^	07/15/2034	2,423,556
2,141,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-E (1 Month LIBOR USD + 2.95%)	4.43%	^	07/15/2034	2,150,043
3,013,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-F (1 Month LIBOR USD + 3.75%)	5.23%	^	07/15/2034	3,030,847
1,951,933	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11-AM	6.01%	#	06/15/2049	1,994,738
5,802,227	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	5,825,218
2,704,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2-B	3.46%		08/15/2049	2,661,191
2,080,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2-C	3.79%	#	08/15/2049	2,047,835
60,086,532	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2-XA	1.86%	#I/O	08/15/2049	7,294,932
9,281,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.01%	#^	10/05/2031	9,161,854
9,287,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WPT-E (1 Month LIBOR USD + 5.00%)	6.48%	^	10/15/2033	9,416,520
56,260,018	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	1.04%	#I/O	02/15/2047	2,185,764
3,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.66%	#	08/15/2047	3,029,563
2,766,125	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.46%	#	09/15/2047	2,821,948
3,766,500	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-C	4.45%	#	11/15/2047	3,757,786
57,452,187	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	0.97%	#I/O	11/15/2047	2,668,103
49,411,232	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.13%	#I/O	01/15/2048	2,376,591
12,131,110	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.84%	#^	02/15/2048	9,809,463
33,997,533	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-XA	1.35%	#I/O	02/15/2048	2,052,224
4,500,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-B	4.31%	#	07/15/2048	4,597,180
51,010,861	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	0.99%	#I/O	08/15/2048	2,691,751
4,750,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.67%	#	11/15/2048	4,748,992
6,470,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.62%	#	12/15/2048	6,702,404
6,122,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-C	4.75%	#	03/15/2049	6,379,041
63,284,834	JPMBB Commercial Mortgage Securities Trust, Series 2016-C2-XA	1.70%	#I/O	06/15/2049	5,812,826
634,522	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.73%	#^I/O	11/15/2038	1,095
511,732	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XW	0.73%	#^I/O	11/15/2038	883
5,425,000	LSTAR Commercial Mortgage Trust, Series 2016-4-C	4.55%	#^	03/10/2049	5,085,947
286,900	Merrill Lynch Mortgage Trust, Series 2006-C1-AJ	5.59%	#	05/12/2039	288,625
2,100,635	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5-XA	1.48%	#^I/O	08/15/2045	112,079
3,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.49%	#	10/15/2047	2,928,889
4,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	3,811,574
38,658,140	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-XA	1.38%	#I/O	02/15/2048	2,621,687
4,600,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25-C	4.53%	#	10/15/2048	4,748,748
7,500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26-D	3.06%	^	10/15/2048	6,096,631
4,674,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.53%	#	12/15/2047	4,528,166
6,710,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24%	#^	12/15/2047	5,062,606
74,840,635	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30-XA	1.46%	#I/O	09/15/2049	7,001,199
6,907,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32-A4	3.72%		12/15/2049	7,242,774
3,022,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%)	3.45%	^	11/15/2034	3,038,660
4,533,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%)	4.40%	^	11/15/2034	4,532,556
3,434,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%)	5.60%	^	11/15/2034	3,448,279
857,678	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	857,412
67,740	Morgan Stanley Capital, Inc., Series 2007-IQ16-AMA	6.12%	#	12/12/2049	67,699
10,417,060	Morgan Stanley Capital, Inc., Series 2011-C1-XA	0.40%	#^I/O	09/15/2047	94,968
4,000,000	Morgan Stanley Capital, Inc., Series 2014-CPT-G	3.45%	#^	07/13/2029	3,911,866
4,000,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.69%	#^	08/11/2033	4,035,231
92,096,323	Morgan Stanley Capital, Inc., Series 2015-UBS8-XA	0.96%	#I/O	12/15/2048	5,334,210
5,617,000	Morgan Stanley Capital, Inc., Series 2015-XLF2-AFSC (1 Month LIBOR USD + 3.00%)	4.48%	^	08/15/2026	5,596,049
31,694,363	Morgan Stanley Capital, Inc., Series 2016-UB11-XA	1.66%	#I/O	08/15/2049	3,074,201
7,347,000	Morgan Stanley Capital, Inc., Series 2017-PRME-D (1 Month LIBOR USD + 3.40%)	4.88%	^	02/15/2034	7,379,456
9,213,000	MSCG Trust, Series 2016-SNR-C	5.21%	^	11/15/2034	9,369,685
3,216,985	PFP Ltd., Series 2017-3-A (1 Month LIBOR USD + 1.05%)	2.48%	^	01/14/2035	3,249,142
2,851,000	PFP Ltd., Series 2017-3-AS (1 Month LIBOR USD + 1.30%)	2.73%	^	01/14/2035	2,885,392
1,639,000	PFP Ltd., Series 2017-3-B (1 Month LIBOR USD + 1.75%)	3.18%	^	01/14/2035	1,657,301
1,710,000	PFP Ltd., Series 2017-3-C (1 Month LIBOR USD + 2.50%)	3.93%	^	01/14/2035	1,729,263
7,684,926	RAIT Trust, Series 2017-FL7-A (1 Month LIBOR USD + 0.95%)	2.19%	^	06/15/2037	7,692,460
2,152,000	RAIT Trust, Series 2017-FL7-AS (1 Month LIBOR USD + 1.30%)	2.54%	^	06/15/2037	2,153,085
54,583,647	SG Commercial Mortgage Securities Trust, Series 2016-C5-XA	2.02%	#I/O	10/10/2048	6,430,243
2,437,496	Sutherland Commercial Mortgage Loans LLC, Series 2015-SBC4-A	4.00%	^	06/25/2039	2,426,572
129,316	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4-AJ	5.48%	#	08/15/2039	129,751
127,230,952	UBS Commercial Mortgage Trust, Series 2017-C3-XA	1.14%	#I/O	08/15/2050	9,815,613
11,033,000	UBS Commercial Mortgage Trust, Series 2017-C6-C	4.45%	#	12/15/2050	11,146,738
11,487,805	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	1.89%	#^I/O	08/10/2049	838,133
1,166,424	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AJ	5.63%	#	10/15/2048	1,174,027
790,912	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29-IO	0.20%	#I/O	11/15/2048	16
108,481	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	110,407
2,864,802	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	6.01%	#	02/15/2051	2,860,765
2,500,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-B	6.01%	#	02/15/2051	2,382,812
6,750,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-D	3.94%	^	08/15/2050	5,606,746
2,200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-C	4.13%	#	05/15/2048	2,146,889
5,403,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.61%	#	11/15/2048	5,499,024
77,626,767	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.09%	#I/O	11/15/2048	4,919,915
4,610,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-C	4.54%	#	09/15/2058	4,618,471
55,206,460	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1-XA	1.18%	#I/O	05/15/2048	3,143,616
4,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3-C	4.64%	#	09/15/2057	3,967,032
5,672,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-C	4.60%	#	12/15/2048	5,860,228
5,613,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-A4	3.81%		12/15/2048	5,919,456
78,375,336	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	1.02%	#I/O	12/15/2048	4,431,459
4,650,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.72%	#	01/15/2059	4,469,041
4,483,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-C	3.90%		03/15/2059	4,430,717
17,548,626	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24-XA	1.73%	#I/O	10/15/2049	1,872,123
118,079,805	Wells Fargo Commercial Mortgage Trust, Series 2017-C39-XA	1.15%	#I/O	09/15/2050	9,696,702
16,003,283	WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	1.96%	#^I/O	11/15/2045	1,131,603
86,104,699	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.13%	#I/O	08/15/2047	4,387,129
55,292,686	WF-RBS Commercial Mortgage Trust, Series 2014-C22-XA	0.91%	#I/O	09/15/2057	2,383,176
81,723,409	WF-RBS Commercial Mortgage Trust, Series 2016-NXS6-XA	1.65%	#I/O	11/15/2049	7,877,319

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $711,570,679)					697,564,672

Non-Agency Residential Collateralized Mortgage Obligations - 9.3%
11,088,160	Adjustable Rate Mortgage Trust, Series 2007-1-4A1	4.58%	#	03/25/2037	10,078,496
71,588	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	4.44%	#^	11/25/2037	73,675
19,714,468	Alternative Loan Trust, Series 2005-49CB-A2	5.50%		11/25/2035	18,600,581
13,100,865	Alternative Loan Trust, Series 2007-OA8-2A1 (1 Month LIBOR USD + 0.18%)	1.73%		06/25/2047	10,518,694
1,050,862	Banc of America Funding Corporation, Series 2005-G-A3	3.34%	#	10/20/2035	1,048,568
589,189	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	579,145
380,107	Banc of America Funding Corporation, Series 2006-6-1A2	6.25%		08/25/2036	367,618
6,151,285	Bayview Opportunity Master Fund Trust, Series 2017-RN5-A1	3.10%	#^ß	08/28/2032	6,119,732
25,770,955	Bayview Opportunity Master Fund Trust, Series 2017-RN6-A1	3.10%	^ß	08/28/2032	25,833,525
6,978,936	Bayview Opportunity Master Fund Trust, Series 2017-RPL1-A1	3.10%	^ß	07/28/2032	6,966,297
277,175	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	210,673
3,372,851	Chase Mortgage Finance Trust, Series 2007-A2-6A4	3.52%	#	07/25/2037	3,270,049
1,424,702	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	1,153,751
20,000,000	CIM Trust, Series 2016-2RR-B2	9.40%	#^	02/27/2056	18,702,326
20,000,000	CIM Trust, Series 2016-3RR-B2	11.02%	#^	02/27/2056	18,527,428
37,797,054	CIM Trust, Series 2017-6-A1	3.02%	#^	06/25/2057	37,497,191
87,910	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	89,707
1,800,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-2-A5	5.53%	#ß	09/25/2036	1,827,924
281,440	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2C	5.85%	#ß	05/25/2036	170,852
4,928,000	Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-2A1B	3.50%	#^	11/25/2038	5,061,397
1,901,039	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A4	6.00%	#^	11/25/2036	1,941,390
9,861,115	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-6A4	6.00%	#^	12/25/2036	9,835,374
156,538	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	148,687
77,631	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	72,513
161,888	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	152,474
9,480,691	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	8,853,978
1,740,326	Countrywide Alternative Loan Trust, Series 2004-22CB-1A1	6.00%		10/25/2034	1,800,239
196,513	Countrywide Alternative Loan Trust, Series 2005-20CB-1A1	5.50%		07/25/2035	188,225
253,148	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	204,609
1,144,946	Countrywide Alternative Loan Trust, Series 2005-46CB-A22	5.25%		10/25/2035	1,094,989
196,983	Countrywide Alternative Loan Trust, Series 2005-J10-1A13 (1 Month LIBOR USD + 0.70%)	2.25%		10/25/2035	158,365
402,441	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	338,917
10,575,491	Countrywide Alternative Loan Trust, Series 2006-42-1A8	6.00%		01/25/2047	8,954,677
1,621,355	Countrywide Alternative Loan Trust, Series 2007-12T1-A1	6.00%		06/25/2037	1,371,755
1,668,316	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1 (1 Month LIBOR USD + 0.45%)	2.00%		08/25/2037	918,705
483,103	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2 (1 Month LIBOR USD + 54.58%)	41.65%	I/F	08/25/2037	999,335
112,483	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10 (1 Month LIBOR USD + 29.90%)	22.76%	I/F	08/25/2037	178,428
537,522	Countrywide Alternative Loan Trust, Series 2007-18CB-2A17	6.00%		08/25/2037	477,698
2,454,290	Countrywide Alternative Loan Trust, Series 2007-23CB-A3 (1 Month LIBOR USD + 0.50%)	2.05%		09/25/2037	1,621,574
2,410,923	Countrywide Alternative Loan Trust, Series 2007-23CB-A4 (1 Month LIBOR USD + 6.50%)	4.95%	I/FI/O	09/25/2037	537,832
761,389	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	234,911
57,927	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	4.67%	#	04/25/2036	53,495
393,445	Countrywide Home Loans, Series 2005-28-A7	5.25%		01/25/2019	347,339
782,956	Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	687,318
351,790	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	327,741
950,286	Countrywide Home Loans, Series 2007-3-A17	6.00%		04/25/2037	844,554
117,194	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	114,884
1,440,474	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	1,323,332
4,458,014	CSMC Trust, Series 2006-4-6A1	6.00%		05/25/2036	3,550,269
80,365	CSMC Trust, Series 2006-4-7A1	5.50%		05/25/2021	75,623
95,841	CSMC Trust, Series 2007-1-3A1	6.00%		02/25/2022	56,340
34,362	CSMC Trust, Series 2007-2-2A1	5.00%		03/25/2037	34,053
3,586,309	CSMC Trust, Series 2010-4R-3A17	6.00%	#^	06/26/2037	3,644,334
8,677,675	CSMC Trust, Series 2013-IVR1-A1	2.50%	#^	03/25/2043	8,395,607
17,884,964	CSMC Trust, Series 2013-IVR4-A11	3.48%	#^	07/27/2043	17,821,946
35,658,766	CSMC Trust, Series 2014-WIN2-A3	3.50%	#^	10/25/2044	36,347,404
16,927,546	CSMC Trust, Series 2015-PR2-A1	4.25%	#^ß	07/26/2055	16,794,525
39,354,260	CSMC Trust, Series 2015-RPL3-A1	3.75%	#^ß	12/25/2056	39,663,584
11,818,078	CSMC Trust, Series 2016-PR1-A1	5.50%	#^ß	07/25/2056	11,687,860
1,205,470	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1 (1 Month LIBOR USD + 12.12%)	10.06%	^I/F	04/15/2036	1,200,801
175,043	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2 (1 Month LIBOR USD + 14.60%)	11.78%	^I/F	04/15/2036	180,920
1,409,863	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4 (1 Month LIBOR USD + 12.12%)	10.06%	^I/F	04/15/2036	1,358,172
11,463,472	Deutsche Securities, Inc., Series 2005-6-2A1	5.50%		12/25/2035	10,301,856
402,683	First Horizon Alternative Mortgage Securities, Series 2006-FA2-1A5	6.00%		05/25/2036	321,729
3,730,540	First Horizon Alternative Mortgage Securities, Series 2006-FA8-1A1	6.25%		02/25/2037	3,087,653
93,186	First Horizon Alternative Mortgage Securities, Series 2006-RE1-A1	5.50%		05/25/2035	86,064
9,483,516	FirstKey Mortgage Trust, Series 2014-1-A8	3.50%	#^	11/25/2044	9,673,382
15,180,509	GCAT LLC, Series 2017-2-A1	3.50%	#^ß	04/25/2047	15,233,480
4,535,284	GMACM Mortgage Loan Trust, Series 2006-J1-A6	5.75%		04/25/2036	4,463,897
156,187	GSAA Home Equity Trust, Series 2005-7-AF5	4.61%	#ß	05/25/2035	157,951
1,413,737	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	1,217,385
1,346,100	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	976,491
4,235	GSR Mortgage Loan Trust, Series 2006-2F-5A1	4.50%		01/25/2021	4,114
4,958,853	GSR Mortgage Loan Trust, Series 2006-3F-4A1	6.00%		03/25/2036	4,999,474
593,693	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	691,303
36,330,765	Impac Secured Assets Trust, Series 2006-5-1A1C (1 Month LIBOR USD + 0.27%)	1.82%		02/25/2037	30,814,134
388,707	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%	#ß	05/25/2036	367,221
8,799,375	JP Morgan Alternative Loan Trust, Series 2006-S3-A4	6.31%	#ß	08/25/2036	8,111,196
548,703	JP Morgan Alternative Loan Trust, Series 2006-S3-A6	6.12%	#ß	08/25/2036	559,611
579,252	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	5.71%	#ß	12/25/2036	610,865
310,906	JP Morgan Mortgage Trust, Series 2007-S3-1A7	6.00%		08/25/2037	275,327
1,661,553	Lehman Mortgage Trust, Series 2005-1-2A4	5.50%		11/25/2035	1,568,419
685,035	Lehman Mortgage Trust, Series 2006-3-1A5	6.00%		07/25/2036	571,721
47,548	Lehman Mortgage Trust, Series 2006-9-1A19 (1 Month LIBOR USD + 30.68%)	23.54%	I/F	01/25/2037	66,878
775,668	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	570,047
185,479	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	163,636
116,902	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	111,730
45,585	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	30,278
2,360,474	MASTR Asset Securitization Trust, Series 2006-2-1A11 (1 Month LIBOR USD + 6.00%)	6.00%		06/25/2036	2,309,799
33,815	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2018	35,739
1,125,536	Morgan Stanley Mortgage Loan Trust, Series 2005-7-7A4	5.50%		11/25/2035	1,164,061
3,394,257	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.07%	#	06/25/2036	3,003,307
1,732,361	Morgan Stanley Re-Remic Trust, Series 2010-R6-5C	5.75%	#^	05/26/2037	1,580,169
14,427,508	New Residential Mortgage Loan Trust, Series 2017-RPL1-A1	3.60%	^ß	04/25/2022	14,588,130
227,473	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	123,046
621,427	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80%	#ß	10/25/2036	273,229
1,120,584	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06%	#ß	02/25/2037	592,788
21,260,457	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL1-A1	3.00%	^ß	06/25/2057	21,281,886
38,976,093	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2-A1	3.00%	^ß	07/25/2057	39,022,638
64,092	Option One Mortgage Loan Trust, Series 2004-3-M3 (1 Month LIBOR USD + 0.98%)	2.53%		11/25/2034	64,663
33,315,335	Option One Mortgage Loan Trust, Series 2007-6-1A1 (1 Month LIBOR USD + 0.19%)	1.74%		07/25/2037	28,881,031
229,924	PHH Alternative Mortgage Trust, Series 2007-2-4A1	6.00%		05/25/2022	228,262
10,948,457	PR Mortgage Loan Trust, Series 2014-1-APT	5.91%	#^	10/25/2049	10,158,473
38,212,592	Preston Ridge Partners Mortgage Trust, Series 2017-2A-A1	3.50%	#^ß	09/25/2022	38,193,704
21,283,327	Pretium Mortgage Credit Partners LLC, Series 2017-NPL2-A1	3.25%	#^ß	03/28/2057	21,354,158
125,266	Residential Accredit Loans, Inc., Series 2004-QS15-A1	5.25%		11/25/2034	126,571
385,078	Residential Accredit Loans, Inc., Series 2005-QS14-3A3	6.00%		09/25/2035	368,516
19,891	Residential Accredit Loans, Inc., Series 2005-QS1-A5	5.50%		01/25/2035	19,925
457,318	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	397,738
4,990,242	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	4,526,010
4,928,557	Residential Accredit Loans, Inc., Series 2006-QS4-A10	6.00%		04/25/2036	4,510,114
955,324	Residential Accredit Loans, Inc., Series 2006-QS6-1A15	6.00%		06/25/2036	881,622
178,824	Residential Accredit Loans, Inc., Series 2006-QS6-2A1	6.00%		06/25/2021	176,107
1,545,020	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	1,411,356
5,539,450	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	5,045,654
318,463	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.41%	#ß	01/25/2035	320,488
211,625	Residential Asset Securitization Trust, Series 2005-A10-A3	5.50%		09/25/2035	199,748
311,247	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	249,927
63,753	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	56,034
1,860,985	Residential Asset Securitization Trust, Series 2006-A6-1A1	6.50%		07/25/2036	1,070,637
155,998	Residential Asset Securitization Trust, Series 2006-R1-A1 (1 Month LIBOR USD + 28.40%)	22.19%	I/F	01/25/2046	235,048
119,268	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A2	6.00%		10/25/2036	115,451
628,347	Residential Funding Mortgage Securities Trust, Series 2006-S11-A3	6.00%		11/25/2036	583,693
1,177,874	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	1,128,296
796,176	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	758,983
43,409,390	Securitized Mortgage Asset Loan Trust, Series 2015-1-PC	0.43%	#^¥	02/25/2054	35,988,967
7,906,905	Securitized Mortgage Asset Loan Trust, Series 2015-2-PC	0.00%	#^¥	12/26/2059	7,305,971
11,575,462	Securitized Mortgage Asset Loan Trust, Series 2015-3-PC	0.00%	#^¥	10/25/2044	10,873,485
7,760,117	SGR Residential Mortgage Trust, Series 2016-1-A1	3.75%	#^	11/25/2046	7,915,300
27,156,601	Shellpoint Co-Originator Trust, Series 2016-1-1A10	3.50%	#^	11/25/2046	27,509,197
822,147	Structured Asset Securities Corporation, Series 2003-35-1A1	5.15%	#	12/25/2033	846,441
1,241,471	Structured Asset Securities Corporation, Series 2005-14-1A1 (1 Month LIBOR USD + 0.30%)	1.85%		07/25/2035	1,017,225
1,169,700	Structured Asset Securities Corporation, Series 2005-16-1A3	5.50%		09/25/2035	1,170,486
1,464,573	Structured Asset Securities Corporation, Series 2005-RF1-A (1 Month LIBOR USD + 0.35%)	1.90%	^	03/25/2035	1,318,777
1,495,316	Structured Asset Securities Corporation, Series 2005-RF1-AIO	3.70%	#^I/O	03/25/2035	200,494
25,000,000	VOLT LLC, Series 2017-NP10-A1	3.00%	^ß	10/25/2047	24,989,010
22,322,379	VOLT LLC, Series 2017-NPL2-A1	3.50%	#^ß	03/25/2047	22,456,921
19,518,586	VOLT LLC, Series 2017-NPL3-A1	3.50%	#^ß	03/25/2047	19,650,496
22,078,927	VOLT LLC, Series 2017-NPL4-A1	3.38%	#^ß	04/25/2047	22,221,130
13,416,149	VOLT LLC, Series 2017-NPL6-A1	3.25%	#^ß	05/25/2047	13,482,424
6,886,573	VOLT LLC, Series 2017-NPL8-A1	3.13%	^ß	06/25/2047	6,906,442
38,449,076	VOLT LLC, Series 2017-NPL9-A1	3.13%	#^ß	09/25/2047	38,521,406
140,182	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	131,374
1,078,329	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	1,027,407
2,654,895	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-2-4CB	6.00%		03/25/2036	2,572,518
4,713,561	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	4.51%	#ß	10/25/2036	3,078,724
3,293,746	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR19-2A (11th District Cost of Funds Index + 1.25%)	1.99%		01/25/2047	3,269,860
2,085,827	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A6	6.00%		04/25/2037	2,018,658
132,985	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11 (1 Month LIBOR USD + 39.48%)	30.17%	I/F	06/25/2037	241,535
10,893,840	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A3	7.00%		06/25/2037	7,592,329
1,295,262	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	1,262,065
999,939	Wells Fargo Mortgage Backed Securities Trust, Series 2005-17-1A1	5.50%		01/25/2036	989,158
61,953	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14-A6	3.48%	#	08/25/2035	59,751
82,063	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16-6A4	3.45%	#	10/25/2035	82,504
400,953	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-3A1	5.75%		03/25/2036	402,198
1,064,473	Wells Fargo Mortgage Backed Securities Trust, Series 2006-7-2A1	6.00%		06/25/2036	1,042,947
890,601	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-1A5	6.00%		07/25/2037	888,468
1,103,977	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-2A11	6.00%		07/25/2037	1,079,552
1,528,468	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	1,532,282
1,825,801	Wells Fargo Mortgage Backed Securities Trust, Series 2007-14-1A1	6.00%		10/25/2037	1,812,407
435,703	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A16	5.50%		04/25/2037	436,300
102,036	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	101,710
18,587,073	WinWater Mortgage Loan Trust, Series 2015-5-A3	3.50%	#^	08/20/2045	18,932,957

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $931,682,818)					942,294,124

US Corporate Bonds - 12.6%
11,596,000	AbbVie, Inc.	4.70%		05/14/2045	12,972,556
11,458,000	Air Lease Corporation	3.75%		02/01/2022	11,848,178
2,945,000	Air Medical Merger Sub Corporation	6.38%	^	05/15/2023	2,841,925
3,415,000	AK Steel Corporation	6.38%		10/15/2025	3,397,925
2,522,000	Albertson’s Holdings LLC	5.75%		03/15/2025	2,288,715
3,225,000	Alliant Holdings Intermediate LLC	8.25%	^	08/01/2023	3,394,312
9,017,000	Ally Financial, Inc.	4.13%		03/30/2020	9,219,882
2,420,000	Ally Financial, Inc.	4.25%		04/15/2021	2,486,550
3,185,000	Altice US Finance Corporation	5.38%	^	07/15/2023	3,272,587
12,255,000	Amazon.com, Inc.	4.05%	^	08/22/2047	13,252,446
3,370,000	AMC Merger, Inc.	8.00%	^	05/15/2025	3,252,050
3,020,000	American Axle & Manufacturing, Inc.	6.63%		10/15/2022	3,137,025
2,100,000	American Electric Power Company	3.20%		11/13/2027	2,088,810
25,775,000	American Express Credit Corporation	2.50%		08/01/2022	25,487,879
12,995,000	American Tower Corporation	3.55%		07/15/2027	12,922,092
5,465,000	Anheuser-Busch InBev Finance, Inc.	4.90%		02/01/2046	6,353,588
5,025,000	Anthem, Inc.	2.95%		12/01/2022	5,032,116
5,735,000	Applied Materials, Inc.	4.35%		04/01/2047	6,443,823
3,170,000	Argos Merger Sub, Inc.	7.13%	^	03/15/2023	1,894,075
6,205,000	Arrow Electronics, Inc.	3.88%		01/12/2028	6,197,276
2,310,000	Ascend Learning LLC	6.88%	^	08/01/2025	2,390,850
3,160,000	Ashland, Inc.	4.75%		08/15/2022	3,294,300
1,470,000	Ashton Woods USA LLC	6.75%	^	08/01/2025	1,475,512
4,910,000	AssuredPartners, Inc.	7.00%	^	08/15/2025	4,897,725
12,075,000	AT&T, Inc.	5.25%		03/01/2037	12,800,707
12,559,000	Athene Global Funding	3.00%	^	07/01/2022	12,436,753
1,860,000	Avantor, Inc.	6.00%	^	10/01/2024	1,857,675
1,665,000	Avantor, Inc.	9.00%	^	10/01/2025	1,644,187
3,355,000	B&G Foods, Inc.	5.25%		04/01/2025	3,420,926
6,535,000	Baker Hughes, Inc.	4.08%	^	12/15/2047	6,657,295
8,520,000	Bank of America Corporation	2.50%		10/21/2022	8,433,879
8,355,000	Bank of America Corporation (3 Month LIBOR USD + 1.02%)	2.88%		04/24/2023	8,371,311
2,205,000	BAT Capital Corporation (3 Month LIBOR USD + 0.88%)	2.30%	^	08/15/2022	2,232,777
3,385,000	Beacon Escrow Corporation	4.88%	^	11/01/2025	3,414,619
19,935,000	Becton Dickinson and Company	2.89%		06/06/2022	19,828,223
3,120,000	BlueLine Rental Finance Corporation	9.25%	^	03/15/2024	3,338,400
7,742,000	Boeing Company	6.88%		03/15/2039	11,399,783
10,208,000	Boston Properties LP	4.13%		05/15/2021	10,675,783
750,000	Boston Properties LP	3.20%		01/15/2025	748,602
2,240,000	Brand Energy & Infrastructure Services, Inc.	8.50%	^	07/15/2025	2,357,600
12,660,000	Brighthouse Financial, Inc.	3.70%	^	06/22/2027	12,471,722
1,055,000	Builders FirstSource, Inc.	5.63%	^	09/01/2024	1,101,895
11,594,000	Burlington Northern Santa Fe LLC	4.55%		09/01/2044	13,294,573
2,385,000	BWAY Holding Company	5.50%	^	04/15/2024	2,486,362
1,170,000	Calpine Corporation	5.75%		01/15/2025	1,115,887
1,860,000	CB Escrow Corporation	8.00%	^	10/15/2025	1,897,200
1,775,000	CBS Corporation	3.70%	^	06/01/2028	1,753,663
2,520,000	CCO Holdings LLC	5.00%	^	02/01/2028	2,463,300
12,850,000	Celgene Corporation	4.35%		11/15/2047	13,391,225
2,825,000	Cengage Learning, Inc.	9.50%	^	06/15/2024	2,570,750
3,200,000	Centene Corporation	4.75%		01/15/2025	3,264,000
11,636,000	Charter Communications Operating LLC	4.91%		07/23/2025	12,387,446
1,310,000	Cheniere Corpus Christi Holdings LLC	5.13%		06/30/2027	1,358,339
1,665,000	Cheniere Energy Partners LP	5.25%	^	10/01/2025	1,698,300
2,220,000	Churchill Downs, Inc.	4.75%	^	01/15/2028	2,216,559
2,190,000	Cincinnati Bell, Inc.	7.00%	^	07/15/2024	2,179,050
19,670,000	Citigroup, Inc. (3 Month LIBOR USD + 1.10%)	2.52%		05/17/2024	19,987,498
1,282,000	Comcast Corporation	4.20%		08/15/2034	1,371,330
12,466,000	Comcast Corporation	4.40%		08/15/2035	13,644,733
1,663,000	CommScope, Inc.	5.00%	^	06/15/2021	1,700,418
1,720,000	Constellation Merger Sub, Inc.	8.50%	^	09/15/2025	1,685,600
12,890,000	Corning, Inc.	4.38%		11/15/2057	12,842,609
3,385,000	CRC Issuer LLC	5.25%	^	10/15/2025	3,428,328
12,600,000	Crown Castle International Corporation	3.65%		09/01/2027	12,590,820
14,520,000	CSX Corporation	3.80%		11/01/2046	14,485,932
1,765,000	Dana Financing Ltd.	5.75%	^	04/15/2025	1,864,281
6,185,000	Delta Air Lines, Inc.	3.63%		03/15/2022	6,281,597
16,370,000	Discover Financial Services	4.10%		02/09/2027	16,794,754
880,000	DJO Finance, LLC	8.13%	^	06/15/2021	827,200
3,615,000	Duke Energy Corporation	3.75%		09/01/2046	3,587,032
4,915,000	Duke Energy Corporation	3.95%		08/15/2047	5,067,958
8,955,000	Duke Energy Progress, Inc.	4.15%		12/01/2044	9,782,795
13,160,000	eBay, Inc.	2.75%		01/30/2023	13,045,231
3,305,000	Eldorado Resorts, Inc.	6.00%		04/01/2025	3,470,250
3,576,000	Embarq Corporation	8.00%		06/01/2036	3,495,540
11,575,000	Enable Midstream Partners LP	4.40%		03/15/2027	11,788,704
11,480,000	Energy Transfer Partners LP	4.75%		01/15/2026	11,926,785
1,250,000	Energy Transfer Partners LP	4.20%		04/15/2027	1,245,524
3,200,000	Ensemble S Merger Sub, Inc.	9.00%	^	09/30/2023	3,400,000
1,285,000	Envision Healthcare Corporation	6.25%	^	12/01/2024	1,329,975
605,000	EP Energy LLC	9.38%		05/01/2020	514,250
12,770,000	EQT Corporation	3.90%		10/01/2027	12,716,841
3,236,000	ESH Hospitality, Inc.	5.25%	^	05/01/2025	3,276,450
13,400,000	Expedia, Inc.	3.80%	^	02/15/2028	12,971,402
1,585,000	Exterran Energy Solutions LP	8.13%	^	05/01/2025	1,707,838
11,473,000	FedEx Corporation	4.75%		11/15/2045	12,887,116
9,960,000	Fidelity National Information Services, Inc.	3.63%		10/15/2020	10,239,487
1,670,000	First Data Corporation	7.00%	^	12/01/2023	1,770,200
1,660,000	First Data Corporation	5.75%	^	01/15/2024	1,730,135
2,405,000	Flex Acquisition Company, Inc.	6.88%	^	01/15/2025	2,495,127
10,065,000	Ford Motor Company	7.45%		07/16/2031	13,182,932
945,000	Foresight Energy LLC	11.50%	^	04/01/2023	777,263
1,680,000	Frontier Communications Corporation	8.50%		04/15/2020	1,398,600
1,832,000	FTS International, Inc. (3 Month LIBOR USD + 7.50%)	9.09%	^	06/15/2020	1,868,640
1,793,000	FTS International, Inc.	6.25%		05/01/2022	1,743,693
1,560,000	Gannett Company, Inc.	4.88%	^	09/15/2021	1,594,632
3,253,000	Gates Global LLC	6.00%	^	07/15/2022	3,342,458
4,265,000	General Motors Financial Company (3 Month LIBOR USD + 0.80%)	2.19%		08/07/2020	4,292,155
17,760,000	General Motors Financial Company	3.95%		04/13/2024	18,304,699
3,225,000	Genesys Telecommunications Laboratories, Inc.	10.00%	^	11/30/2024	3,531,375
21,522,000	Georgia-Pacific LLC	3.60%	^	03/01/2025	22,133,933
1,570,000	GLP Capital LP	5.38%		04/15/2026	1,687,750
2,620,000	Golden Nugget, Inc.	6.75%	^	10/15/2024	2,672,400
16,085,000	Goldman Sachs Group, Inc. (3 Month LIBOR USD + 0.78%)	2.16%		10/31/2022	16,114,699
1,685,000	Gray Television, Inc.	5.13%	^	10/15/2024	1,685,000
2,165,000	GTT Communications, Inc.	7.88%	^	12/31/2024	2,289,488
3,630,000	Hasbro, Inc.	3.50%		09/15/2027	3,553,748
3,415,000	Hexion, Inc.	10.38%	^	02/01/2022	3,195,159
3,170,000	Hilton Domestic Operating Company, Inc.	4.25%		09/01/2024	3,209,625
2,425,000	Icahn Enterprises Finance Corporation	6.25%		02/01/2022	2,485,625
2,695,000	Icahn Enterprises Finance Corporation	6.38%	^	12/15/2025	2,702,007
3,320,000	Informatica LLC	7.13%	^	07/15/2023	3,411,300
1,170,000	inVentiv Group Holdings, Inc.	7.50%	^	10/01/2024	1,269,450
2,660,000	JBS USA Finance, Inc.	7.25%	^	06/01/2021	2,716,525
1,000,000	JBS USA Finance, Inc.	7.25%	^	06/01/2021	1,021,250
1,730,000	Jeld-Wen, Inc.	4.63%	^	12/15/2025	1,747,300
1,485,000	KAR Auction Services, Inc.	5.13%	^	06/01/2025	1,525,838
10,324,000	Kinder Morgan Energy Partners LP	6.95%		01/15/2038	12,865,650
5,703,000	Kraft Heinz Foods Company	2.00%		07/02/2018	5,703,511
6,870,000	Kraft Heinz Foods Company	2.80%		07/02/2020	6,913,183
2,005,000	Kratos Defense & Security Solutions, Inc.	6.50%	^	11/30/2025	2,087,706
13,715,000	Kroger Company	3.40%		04/15/2022	14,050,292
1,382,000	Level 3 Communications, Inc.	5.75%		12/01/2022	1,391,052
3,385,000	Level 3 Financing, Inc.	5.38%		01/15/2024	3,389,231
14,309,000	Liberty Mutual Group, Inc.	6.50%	^	05/01/2042	19,145,108
1,580,000	Live Nation Entertainment, Inc.	4.88%	^	11/01/2024	1,623,450
10,940,000	Lockheed Martin Corporation	4.70%		05/15/2046	12,804,677
3,115,000	LTF Merger Sub, Inc.	8.50%	^	06/15/2023	3,313,581
3,400,000	Match Group, Inc.	5.00%	^	12/15/2027	3,459,500
3,490,000	Matthews International Corporation	5.25%	^	12/01/2025	3,533,625
50,000	Metropolitan Edison Company	4.00%	^	04/15/2025	51,451
3,290,000	MGM Growth Properties LP	4.50%	^	01/15/2028	3,232,425
10,935,000	Microsoft Corporation	4.45%		11/03/2045	12,837,077
12,545,000	Morgan Stanley	2.75%		05/19/2022	12,505,067
11,995,000	Morgan Stanley (3 Month LIBOR USD + 1.34%)	3.59%		07/22/2028	12,116,424
12,595,000	Mosaic Company	4.05%		11/15/2027	12,649,324
4,585,000	MPH Acquisition Holdings LLC	7.13%	^	06/01/2024	4,894,488
3,565,000	MPT Operating Partnership LP	5.00%		10/15/2027	3,640,756
8,269,000	MUFG Americas Holdings Corporation	1.63%		02/09/2018	8,267,484
3,355,000	MUFG Americas Holdings Corporation	2.25%		02/10/2020	3,337,618
7,660,000	National Rural Utilities Cooperative Finance Corporation	2.00%		01/27/2020	7,635,855
2,443,000	Nationstar Capital Corporation	6.50%		07/01/2021	2,484,226
3,205,000	Navient Corporation	6.50%		06/15/2022	3,366,051
2,185,000	NCL Corporation Ltd.	4.75%	^	12/15/2021	2,266,938
1,420,000	Netflix, Inc.	4.88%	^	04/15/2028	1,393,375
12,160,000	New York Life Global Funding	2.30%	^	06/10/2022	11,995,688
1,590,000	Nexstar Escrow Corporation	5.63%	^	08/01/2024	1,645,650
6,015,000	NextEra Energy Capital Holdings, Inc.	3.55%		05/01/2027	6,137,246
3,300,000	NextEra Energy Operating Partners LP	4.50%	^	09/15/2027	3,291,750
3,375,000	NFP Corporation	6.88%	^	07/15/2025	3,408,750
1,645,000	NGL Energy Finance Corporation	7.50%		11/01/2023	1,710,800
2,690,000	NGL Energy Finance Corporation	6.13%		03/01/2025	2,636,200
13,167,000	Omnicom Group, Inc.	3.60%		04/15/2026	13,340,485
148,000	Oncor Electric Delivery Company LLC	2.95%		04/01/2025	147,866
995,000	OPE KAG Finance Sub, Inc.	7.88%	^	07/31/2023	1,034,800
11,745,000	Oracle Corporation	4.13%		05/15/2045	12,687,239
6,355,000	Packaging Corporation of America	3.40%		12/15/2027	6,381,993
760,000	Par Petroleum Finance Corporation	7.75%	^	12/15/2025	760,950
3,320,000	Peabody Securities Finance Corporation	6.00%	^	03/31/2022	3,456,950
6,620,000	Penske Truck Leasing Company	4.20%	^	04/01/2027	6,892,190
475,000	PetSmart, Inc.	5.88%	^	06/01/2025	366,938
4,462,000	Phillips 66	5.88%		05/01/2042	5,694,534
3,320,000	Pilgrim’s Pride Corporation	5.75%	^	03/15/2025	3,427,900
4,840,000	Pinnacle Entertainment, Inc.	5.63%		05/01/2024	5,203,000
1,700,000	Plastipak Holdings, Inc.	6.25%	^	10/15/2025	1,755,250
1,610,000	Platform Specialty Products Corporation	5.88%	^	12/01/2025	1,599,938
1,670,000	Polaris Intermediate Corporation (PIK 9.00%)	8.50%	#^	12/01/2022	1,736,800
3,215,000	Post Holdings, Inc.	5.50%	^	03/01/2025	3,335,563
2,935,000	Prime Security Services Borrower LLC	9.25%	^	05/15/2023	3,265,188
1,800,000	QEP Resources, Inc.	5.25%		05/01/2023	1,830,348
1,800,000	QEP Resources, Inc.	5.63%		03/01/2026	1,831,500
1,695,000	Radiate Finance, Inc.	6.63%	^	02/15/2025	1,606,013
1,560,000	RegionalCare Hospital Partners Holdings, Inc.	8.25%	^	05/01/2023	1,653,600
12,650,000	Republic Services, Inc.	3.38%		11/15/2027	12,766,788
13,525,000	Reynolds, Inc.	4.00%		06/12/2022	14,143,918
2,588,000	Riverbed Technology, Inc.	8.88%	^	03/01/2023	2,452,130
6,480,000	Royal Caribbean Cruises Ltd	3.70%		03/15/2028	6,432,716
6,175,000	S&P Global, Inc.	4.40%		02/15/2026	6,700,195
14,465,000	Sabine Pass Liquefaction LLC	5.00%		03/15/2027	15,529,000
1,830,000	Sanchez Energy Corporation	6.13%		01/15/2023	1,560,075
6,000,000	SBA Tower Trust	3.17%	^	04/11/2022	5,977,909
5,025,000	Schlumberger Holdings Corporation	2.35%	^	12/21/2018	5,037,445
3,265,000	Select Medical Corporation	6.38%		06/01/2021	3,362,950
6,550,000	Simon Property Group	3.38%		12/01/2027	6,586,443
2,335,000	Sirius XM Radio, Inc.	5.38%	^	07/15/2026	2,425,481
3,295,000	Six Flags Entertainment Corporation	4.88%	^	07/31/2024	3,352,663
12,261,000	Smithfield Foods, Inc.	4.25%	^	02/01/2027	12,601,858
2,220,000	Solera Finance, Inc.	10.50%	^	03/01/2024	2,508,556
14,121,000	Southern Company	2.45%		09/01/2018	14,164,306
4,603,000	Southern Company	1.85%		07/01/2019	4,576,396
1,745,000	SRC Energy, Inc.	6.25%	^	12/01/2025	1,792,988
335,000	Staples, Inc.	8.50%	^	09/15/2025	310,712
3,465,000	Starwood Property Trust, Inc.	4.75%	^	03/15/2025	3,447,675
1,840,000	Surgery Center Holdings, Inc.	6.75%	^	07/01/2025	1,748,000
10,459,000	Synchrony Financial	3.00%		08/15/2019	10,534,650
2,265,000	Synchrony Financial	3.95%		12/01/2027	2,259,386
13,280,000	Sysco Corporation	3.25%		07/15/2027	13,258,291
2,005,000	Tapstone Energy Finance Corporation	9.75%	^	06/01/2022	1,726,806
3,530,000	Team Health Holdings, Inc.	6.38%	^	02/01/2025	3,168,175
3,210,000	Tempo Acquisition Finance Corporation	6.75%	^	06/01/2025	3,274,200
910,000	Tenet Healthcare Corporation	8.13%		04/01/2022	929,338
1,710,000	Tesla, Inc.	5.30%	^	08/15/2025	1,639,463
1,080,000	THC Escrow Corporation	7.00%	^	08/01/2025	1,019,250
1,240,000	The ServiceMaster Company LLC	5.13%	^	11/15/2024	1,258,600
10,695,000	TIAA Asset Management Finance Company LLC	2.95%	^	11/01/2019	10,800,805
3,335,000	TransDigm, Inc.	6.38%		06/15/2026	3,389,194
1,557,000	Transocean Proteus Ltd.	6.25%	^	12/01/2024	1,638,743
1,615,000	TreeHouse Foods, Inc.	6.00%	^	02/15/2024	1,687,675
1,700,000	Trident Merger Sub, Inc.	6.63%	^	11/01/2025	1,700,000
2,395,000	Triumph Group, Inc.	7.75%	^	08/15/2025	2,547,681
2,498,000	Universal Hospital Services, Inc.	7.63%		08/15/2020	2,510,490
1,090,000	Valeant Pharmaceuticals International, Inc.	7.00%	^	03/15/2024	1,169,025
870,000	Valeant Pharmaceuticals International, Inc.	5.50%	^	11/01/2025	889,575
4,857,000	Valero Energy Corporation	6.63%		06/15/2037	6,416,127
1,130,000	Valvoline, Inc.	4.38%		08/15/2025	1,142,713
10,747,000	Verizon Communications, Inc.	4.40%		11/01/2034	10,976,378
3,255,000	Viking Cruises Ltd.	5.88%	^	09/15/2027	3,320,100
1,500,000	Vine Oil & Gas Finance Corporation	8.75%	^	04/15/2023	1,458,750
3,025,000	Vizient, Inc.	10.38%	^	03/01/2024	3,410,688
17,215,000	VMware, Inc.	2.95%		08/21/2022	17,183,096
2,415,000	WellCare Health Plans, Inc.	5.25%		04/01/2025	2,553,863
8,254,000	WellPoint, Inc.	2.30%		07/15/2018	8,273,079
12,460,000	Wells Fargo & Company	3.07%		01/24/2023	12,559,195
1,695,000	West Street Merger Sub, Inc.	6.38%	^	09/01/2025	1,707,713
3,335,000	Whiting Petroleum Corporation	5.00%		03/15/2019	3,424,211
1,720,000	Whiting Petroleum Corporation	6.63%	^	01/15/2026	1,756,550
6,200,000	Williams Partners LP	3.75%		06/15/2027	6,223,127
1,990,000	WMG Acquisition Corporation	6.75%	^	04/15/2022	2,084,525
12,676,000	Zimmer Holdings, Inc.	2.70%		04/01/2020	12,688,060

Total US Corporate Bonds (Cost $1,249,074,930)					1,272,374,252

US Government and Agency Mortgage Backed Obligations - 15.5%
22,259,872	Federal Home Loan Mortgage Corporation	3.00%		08/15/2047	22,335,611
827,229	Federal Home Loan Mortgage Corporation, Pool G0-1840	5.00%		07/01/2035	897,905
451,589	Federal Home Loan Mortgage Corporation, Pool G0-4817	5.00%		09/01/2038	491,919
16,867,828	Federal Home Loan Mortgage Corporation, Pool G0-8537	3.00%		07/01/2043	16,963,935
12,629,584	Federal Home Loan Mortgage Corporation, Pool G0-8622	3.00%		01/01/2045	12,654,592
11,546,997	Federal Home Loan Mortgage Corporation, Pool G0-8686	3.00%		01/01/2046	11,575,247
50,621,843	Federal Home Loan Mortgage Corporation, Pool G0-8701	3.00%		04/01/2046	50,745,698
59,681,927	Federal Home Loan Mortgage Corporation, Pool G0-8721	3.00%		09/01/2046	59,827,954
2,890,652	Federal Home Loan Mortgage Corporation, Pool N7-0081	5.50%		07/01/2038	3,155,798
9,998,531	Federal Home Loan Mortgage Corporation, Pool Q3-3789	3.50%		06/01/2045	10,339,913
49,551,874	Federal Home Loan Mortgage Corporation, Pool Q5-1461	3.50%		10/01/2047	51,002,204
3,776,056	Federal Home Loan Mortgage Corporation, Pool T6-0854	3.50%		09/01/2042	3,846,305
635,368	Federal Home Loan Mortgage Corporation, Pool U6-0299	4.00%		11/01/2040	671,045
44,189,267	Federal Home Loan Mortgage Corporation, Pool V8-2851	3.00%		01/01/2047	44,292,822
20,616,143	Federal Home Loan Mortgage Corporation, Pool V8-3144	4.00%		04/01/2047	21,578,670
3,615,054	Federal Home Loan Mortgage Corporation, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%)	6.42%	^	07/25/2023	3,651,560
73,128	Federal Home Loan Mortgage Corporation, Series 2692-SC (1 Month LIBOR USD + 13.29%)	10.33%	I/F	07/15/2033	88,174
2,484,634	Federal Home Loan Mortgage Corporation, Series 2722-PS (1 Month LIBOR USD + 9.89%)	8.25%	I/F	12/15/2033	2,795,209
119,276	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	129,240
252,692	Federal Home Loan Mortgage Corporation, Series 3002-SN (1 Month LIBOR USD + 6.50%)	5.02%	I/FI/O	07/15/2035	38,455
107,388	Federal Home Loan Mortgage Corporation, Series 3045-DI (1 Month LIBOR USD + 6.73%)	5.25%	I/FI/O	10/15/2035	16,057
401,233	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	446,646
33,295	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	34,918
461,448	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	498,809
137,654	Federal Home Loan Mortgage Corporation, Series 3275-SC (1 Month LIBOR USD + 6.08%)	4.60%	I/FI/O	02/15/2037	19,601
662,257	Federal Home Loan Mortgage Corporation, Series 3382-SB (1 Month LIBOR USD + 6.00%)	4.52%	I/FI/O	11/15/2037	69,793
588,800	Federal Home Loan Mortgage Corporation, Series 3384-S (1 Month LIBOR USD + 6.39%)	4.91%	I/FI/O	11/15/2037	63,561
933,355	Federal Home Loan Mortgage Corporation, Series 3417-SX (1 Month LIBOR USD + 6.18%)	4.70%	I/FI/O	02/15/2038	108,801
75,769	Federal Home Loan Mortgage Corporation, Series 3423-GS (1 Month LIBOR USD + 5.65%)	4.17%	I/FI/O	03/15/2038	7,584
75,769	Federal Home Loan Mortgage Corporation, Series 3423-SG (1 Month LIBOR USD + 5.65%)	4.17%	I/FI/O	03/15/2038	6,617
173,168	Federal Home Loan Mortgage Corporation, Series 3524-LB	3.83%	#	06/15/2038	176,810
227,223	Federal Home Loan Mortgage Corporation, Series 3562-WS (1 Month LIBOR USD + 4.95%)	3.47%	I/FI/O	08/15/2039	18,399
206,742	Federal Home Loan Mortgage Corporation, Series 3582-SA (1 Month LIBOR USD + 6.00%)	4.52%	I/FI/O	10/15/2049	22,549
73,277,400	Federal Home Loan Mortgage Corporation, Series 358-300	3.00%		10/15/2047	73,503,910
566,851	Federal Home Loan Mortgage Corporation, Series 3606-CS (1 Month LIBOR USD + 6.35%)	4.87%	I/FI/O	12/15/2039	95,360
324,413	Federal Home Loan Mortgage Corporation, Series 3616-SG (1 Month LIBOR USD + 6.35%)	4.87%	I/FI/O	03/15/2032	46,109
1,330,763	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	1,428,635
495,441	Federal Home Loan Mortgage Corporation, Series 3666-SC (1 Month LIBOR USD + 5.77%)	4.29%	I/FI/O	05/15/2040	68,640
340,846	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	368,238
2,557,178	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	2,661,283
1,400,000	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	1,458,053
473,984	Federal Home Loan Mortgage Corporation, Series 3786-SG (1 Month LIBOR USD + 9.50%)	6.55%	I/F	01/15/2041	484,747
4,906,417	Federal Home Loan Mortgage Corporation, Series 3792-SE (1 Month LIBOR USD + 9.86%)	6.91%	I/F	01/15/2041	5,147,677
2,636,240	Federal Home Loan Mortgage Corporation, Series 3795-VZ	4.00%		01/15/2041	2,747,987
52,467	Federal Home Loan Mortgage Corporation, Series 3798-SD (1 Month LIBOR USD + 9.60%)	6.65%	I/F	12/15/2040	52,662
1,342,817	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	1,470,545
1,156,635	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	1,184,441
2,418,646	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	2,604,821
1,506,628	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	1,631,720
3,736,782	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	3,917,161
251,282	Federal Home Loan Mortgage Corporation, Series 3828-SW (1 Month LIBOR USD + 13.20%)	8.77%	I/F	02/15/2041	310,861
2,319,354	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	2,497,741
3,337,718	Federal Home Loan Mortgage Corporation, Series 3888-ZG	4.00%		07/15/2041	3,504,844
14,553,505	Federal Home Loan Mortgage Corporation, Series 3889-VZ	4.00%		07/15/2041	15,000,475
2,981,372	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%		08/15/2041	3,400,370
21,762,369	Federal Home Loan Mortgage Corporation, Series 3967-ZP	4.00%		09/15/2041	23,424,352
4,825,367	Federal Home Loan Mortgage Corporation, Series 3972-AZ	3.50%		12/15/2041	4,839,273
24,912,419	Federal Home Loan Mortgage Corporation, Series 4057-ZA	4.00%		06/15/2042	26,321,346
9,002,120	Federal Home Loan Mortgage Corporation, Series 4096-DZ	3.50%		08/15/2042	9,147,823
28,278,374	Federal Home Loan Mortgage Corporation, Series 4165-ZT	3.00%		02/15/2043	26,348,672
6,986,008	Federal Home Loan Mortgage Corporation, Series 4291-MS (1 Month LIBOR USD + 5.90%)	4.42%	I/FI/O	01/15/2054	1,125,586
18,336,555	Federal Home Loan Mortgage Corporation, Series 4341-AZ	3.00%		05/15/2044	17,039,037
16,044,746	Federal Home Loan Mortgage Corporation, Series 4377-A	3.00%		06/15/2039	16,207,508
12,207,965	Federal Home Loan Mortgage Corporation, Series 4391-MA	3.00%		07/15/2040	12,332,037
13,365,359	Federal Home Loan Mortgage Corporation, Series 4413-AZ	3.50%		11/15/2044	13,327,542
1,090,942	Federal Home Loan Mortgage Corporation, Series 4419-TB	3.00%		02/15/2040	1,092,071
11,105,409	Federal Home Loan Mortgage Corporation, Series 4423-Z	3.50%		12/15/2044	11,100,251
16,677,590	Federal Home Loan Mortgage Corporation, Series 4427-MA	3.00%		02/15/2034	16,863,335
25,491,446	Federal Home Loan Mortgage Corporation, Series 4471-BA	3.00%		12/15/2041	25,404,890
36,649,643	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	36,670,940
22,257,724	Federal Home Loan Mortgage Corporation, Series 4481-B	3.00%		12/15/2042	22,354,454
13,398,573	Federal Home Loan Mortgage Corporation, Series 4511-QA	3.00%		01/15/2041	13,449,061
60,170,196	Federal Home Loan Mortgage Corporation, Series 4542-AC	2.70%		01/15/2045	59,477,246
100,000,000	Federal Home Loan Mortgage Corporation, Series 4750	3.00%		07/15/2046	100,367,190
75,000,000	Federal Home Loan Mortgage Corporation, Series 4752-PL	3.00%		09/15/2046	75,193,358
4,781,000	Federal Home Loan Mortgage Corporation, Series K050-A2	3.33%	#	08/25/2025	4,979,352
6,528,000	Federal Home Loan Mortgage Corporation, Series K053-A2	3.00%		12/25/2025	6,641,290
518,240	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	569,607
6,720,000	Federal Home Loan Mortgage Corporation Pass-Thru, Series K054-A2	2.75%		01/25/2026	6,717,844
105,733,480	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.31%	#I/O	03/25/2023	5,820,163
17,320,715	Federal National Mortgage Association, Pool AL9238	3.00%		10/01/2041	17,423,040
48,411,715	Federal National Mortgage Association, Pool AS7661	3.00%		08/01/2046	48,218,295
9,972,306	Federal National Mortgage Association, Pool AS7724	2.50%		08/01/2046	9,640,911
39,516,463	Federal National Mortgage Association, Pool AS8522	3.00%		12/01/2046	39,627,885
23,345,841	Federal National Mortgage Association, Pool BC9081	3.00%		12/01/2046	23,411,668
22,953,606	Federal National Mortgage Association, Pool BD8013	2.50%		09/01/2046	22,190,824
17,609,203	Federal National Mortgage Association, Pool MA2621	3.50%		05/01/2046	17,952,225
28,862,037	Federal National Mortgage Association, Pool MA2649	3.00%		06/01/2046	28,746,823
65,309,470	Federal National Mortgage Association, Pool MA2737	3.00%		09/01/2046	65,376,107
12,196	Federal National Mortgage Association, Series 2003-117-KS (1 Month LIBOR USD + 7.10%)	5.55%	I/FI/O	08/25/2033	149
350,931	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	388,392
2,690,453	Federal National Mortgage Association, Series 2005-20-QH	5.00%		03/25/2035	2,892,238
472,148	Federal National Mortgage Association, Series 2006-101-SA (1 Month LIBOR USD + 6.58%)	5.03%	I/FI/O	10/25/2036	90,986
206,402	Federal National Mortgage Association, Series 2006-56-SM (1 Month LIBOR USD + 6.75%)	5.20%	I/FI/O	07/25/2036	31,040
153,151	Federal National Mortgage Association, Series 2007-116-BI (1 Month LIBOR USD + 6.25%)	4.70%	I/FI/O	05/25/2037	20,646
1,918,683	Federal National Mortgage Association, Series 2007-30-FS (1 Month LIBOR USD + 29.83%)	22.64%	I/F	04/25/2037	2,818,136
746,047	Federal National Mortgage Association, Series 2007-30-OI (1 Month LIBOR USD + 6.44%)	4.89%	I/FI/O	04/25/2037	139,406
131,788	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	140,384
96,950	Federal National Mortgage Association, Series 2008-62-SC (1 Month LIBOR USD + 6.00%)	4.45%	I/FI/O	07/25/2038	10,544
759,660	Federal National Mortgage Association, Series 2009-111-EZ	5.00%		01/25/2040	783,304
35,930	Federal National Mortgage Association, Series 2009-111-SE (1 Month LIBOR USD + 6.25%)	4.70%	I/FI/O	01/25/2040	3,648
86,992	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	93,631
97,588	Federal National Mortgage Association, Series 2009-48-WS (1 Month LIBOR USD + 5.95%)	4.40%	I/FI/O	07/25/2039	11,152
401,204	Federal National Mortgage Association, Series 2009-62-PS (1 Month LIBOR USD + 6.10%)	4.55%	I/FI/O	08/25/2039	36,894
1,369,801	Federal National Mortgage Association, Series 2009-77-ZA	4.50%		10/25/2039	1,458,790
319,952	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	333,616
146,609	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	153,473
55,491	Federal National Mortgage Association, Series 2010-109-BS (1 Month LIBOR USD + 55.00%)	40.03%	I/F	10/25/2040	203,861
533,909	Federal National Mortgage Association, Series 2010-112-ZA	4.00%		10/25/2040	545,067
327,907	Federal National Mortgage Association, Series 2010-121-SD (1 Month LIBOR USD + 4.50%)	2.95%	I/FI/O	10/25/2040	29,507
29,336	Federal National Mortgage Association, Series 2010-137-VS (1 Month LIBOR USD + 15.00%)	10.92%	I/F	12/25/2040	39,356
2,523,618	Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	2,580,701
69,125	Federal National Mortgage Association, Series 2010-31-SA (1 Month LIBOR USD + 5.00%)	3.45%	I/FI/O	04/25/2040	5,102
112,708	Federal National Mortgage Association, Series 2010-34-PS (1 Month LIBOR USD + 4.93%)	3.38%	I/FI/O	04/25/2040	10,208
223,573	Federal National Mortgage Association, Series 2010-35-SP (1 Month LIBOR USD + 6.35%)	4.80%	I/FI/O	04/25/2050	30,585
63,340	Federal National Mortgage Association, Series 2010-35-SV (1 Month LIBOR USD + 6.45%)	4.90%	I/FI/O	04/25/2040	6,292
2,594,193	Federal National Mortgage Association, Series 2010-37-MY	4.50%		04/25/2040	2,718,186
157,271	Federal National Mortgage Association, Series 2010-59-PS (1 Month LIBOR USD + 6.45%)	4.90%	I/FI/O	03/25/2039	10,257
301,817	Federal National Mortgage Association, Series 2010-59-SC (1 Month LIBOR USD + 5.00%)	3.45%	I/FI/O	01/25/2040	31,475
1,116,738	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	1,152,033
271,136	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	293,179
529,039	Federal National Mortgage Association, Series 2010-7-PE	5.00%		02/25/2040	562,791
271,114	Federal National Mortgage Association, Series 2010-90-GS (1 Month LIBOR USD + 6.00%)	4.45%	I/FI/O	08/25/2040	31,422
57,791	Federal National Mortgage Association, Series 2010-99-SG (1 Month LIBOR USD + 25.00%)	18.20%	I/F	09/25/2040	90,897
7,048,595	Federal National Mortgage Association, Series 2011-141-PZ	4.00%		01/25/2042	7,302,715
16,553,136	Federal National Mortgage Association, Series 2011-18-UZ	4.00%		03/25/2041	17,640,692
1,533,918	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	1,561,797
1,000,000	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	1,017,857
1,467,637	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	1,551,852
24,668,442	Federal National Mortgage Association, Series 2013-45-LZ	3.00%		05/25/2043	23,279,751
31,675,844	Federal National Mortgage Association, Series 2013-6-ZB	3.00%		02/25/2043	30,324,644
11,251,605	Federal National Mortgage Association, Series 2014-55-MA	3.00%		10/25/2039	11,371,433
25,380,416	Federal National Mortgage Association, Series 2014-70-VZ	3.00%		11/25/2044	23,787,478
8,495,764	Federal National Mortgage Association, Series 2014-73-CZ	3.00%		11/25/2044	7,971,129
27,970,541	Federal National Mortgage Association, Series 2015-9-HA	3.00%		01/25/2045	28,170,659
6,348,000	Federal National Mortgage Association, Series 2016-M3-A2	2.70%		02/25/2026	6,297,434
3,978,997	Federal National Mortgage Association, Series 2017-86	3.00%		04/25/2046	4,006,929
366,630	Federal National Mortgage Association, Series 400-S4 (1 Month LIBOR USD + 5.45%)	3.90%	I/FI/O	11/25/2039	47,291
163,019	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	177,232
140,845	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	153,108
1,090,145	Federal National Mortgage Association Pass-Thru, Pool 735383	5.00%		04/01/2035	1,184,989
566,737	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	616,045
813,902	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	884,675
151,955	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	162,946
978,137	Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%		07/01/2036	1,085,967
953,532	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	1,036,510
895,885	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	944,392
46,826	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	48,793
26,550	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	28,333
1,334,542	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	1,406,763
30,265,141	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	30,333,211
13,153,562	Federal National Mortgage Association Pass-Thru, Pool BC0785	3.50%		04/01/2046	13,588,842
693,172	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	739,889
41,217	Federal National Mortgage Association Pass-Thru, Pool MA0282	5.00%		12/01/2039	44,464
480,850	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	513,379
29,561	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	31,103
15,019,409	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%		01/01/2045	15,302,921
10,401,478	Federal National Mortgage Association Pass-Thru, Pool MA2248	3.00%		04/01/2045	10,359,978
343,505	Government National Mortgage Association, Pool 752494C	5.50%		09/20/2039	371,694
271,875	Government National Mortgage Association, Series 2003-67-SP (1 Month LIBOR USD + 7.10%)	5.60%	I/FI/O	08/20/2033	50,977
161,382	Government National Mortgage Association, Series 2008-82-SM (1 Month LIBOR USD + 6.05%)	4.55%	I/FI/O	09/20/2038	23,357
2,226,805	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	2,348,524
2,496,299	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	2,664,252
2,627,761	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	2,758,817
3,171,481	Government National Mortgage Association, Series 2009-75-HZ	5.00%		09/20/2039	3,393,468
8,211,537	Government National Mortgage Association, Series 2010-113-SM (1 Month LIBOR USD + 6.05%)	4.55%	I/FI/O	09/20/2040	1,029,630
126,098	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	135,553
4,936,850	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	5,150,908
7,698,239	Government National Mortgage Association, Series 2011-70-WS (1 Month LIBOR USD + 9.70%)	6.70%	I/F	12/20/2040	8,209,835
13,440,614	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	14,169,938
15,795,649	Government National Mortgage Association, Series 2013-117-MS (1 Month LIBOR USD + 6.15%)	4.65%	I/FI/O	02/20/2043	1,885,830
7,368,255	Government National Mortgage Association, Series 2013-122-SB (1 Month LIBOR USD + 6.10%)	4.61%	I/FI/O	08/16/2043	1,174,919
33,573,712	Government National Mortgage Association, Series 2013-169-SE (1 Month LIBOR USD + 6.05%)	4.56%	I/FI/O	11/16/2043	4,483,511
11,552,743	Government National Mortgage Association, Series 2014-102-TS (1 Month LIBOR USD + 5.60%)	4.10%	I/FI/O	07/20/2044	1,380,836
9,115,230	Government National Mortgage Association, Series 2014-118-PS (1 Month LIBOR USD + 6.20%)	4.70%	I/FI/O	08/20/2044	1,075,813
7,975,826	Government National Mortgage Association, Series 2014-118-SA (1 Month LIBOR USD + 6.20%)	4.70%	I/FI/O	08/20/2044	1,184,303

Total US Government and Agency Mortgage Backed Obligations (Cost $1,557,354,043)					1,563,775,401

US Government and Agency Obligations - 20.2%
160,658,784	United States Treasury Inflation Indexed Bonds	0.13%		04/15/2022	159,611,875
118,650,000	United States Treasury Notes	2.75%		11/15/2042	119,313,332
133,500,000	United States Treasury Notes	2.88%		08/15/2045	136,796,644
34,950,000	United States Treasury Notes	0.75%		08/31/2018	34,738,126
205,200,000	United States Treasury Notes	0.75%		10/31/2018	203,521,353
134,000,000	United States Treasury Notes	1.25%		11/30/2018	133,354,120
67,700,000	United States Treasury Notes	1.13%		01/15/2019	67,213,523
47,500,000	United States Treasury Notes	1.13%		09/30/2021	45,830,788
133,200,000	United States Treasury Notes	1.25%		10/31/2021	129,047,437
112,500,000	United States Treasury Notes	1.75%		11/30/2021	110,939,670
111,300,000	United States Treasury Notes	2.00%		12/31/2021	110,743,326
112,500,000	United States Treasury Notes	1.88%		01/31/2022	111,338,999
135,700,000	United States Treasury Notes	1.75%		03/31/2022	133,484,279
93,400,000	United States Treasury Notes	1.88%		08/31/2024	90,879,254
113,300,000	United States Treasury Notes	2.13%		09/30/2024	111,865,935
91,700,000	United States Treasury Notes	2.25%		10/31/2024	91,267,929
38,500,000	United States Treasury Notes	2.38%		05/15/2027	38,384,458
120,950,000	United States Treasury Notes	2.25%		08/15/2027	119,230,391
77,600,000	United States Treasury Notes	3.63%		08/15/2043	90,496,244

Total US Government and Agency Obligations (Cost $2,034,686,215)					2,038,057,683

Affiliated Mutual Funds - 9.9%
45,738,555	DoubleLine Global Bond Fund (Class I)				481,169,596
45,674,545	DoubleLine Infrastructure Income Fund (Class I)				465,423,612
5,000,000	DoubleLine Long Duration Total Return Bond Fund (Class I)				50,050,000

Total Affiliated Mutual Funds (Cost $974,900,000)					996,643,208

Exchange Traded Funds and Common Stocks - 0.0%
34,833	Energy Gulf Coast, Inc.*				199,942
67,847	Frontera Energy Corporation*				2,137,412
7,893	SandRidge Energy, Inc.*				166,305

Total Exchange Traded Funds and Common Stocks (Cost $15,752,527)					2,503,659

Warrants - 0.0%
11,182	Energy Gulf Coast, Inc.*				336

Total Warrants (Cost $237,990)					336

Short Term Investments - 5.9%
113,125,691	BlackRock Liquidity Funds FedFund - Institutional Shares	1.16%	◆		113,125,691
113,125,691	Fidelity Institutional Money Market Government Portfolio - Class I	1.14%	◆		113,125,691
103,709,119	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.20%	◆		103,709,119
133,400,000	United States Treasury Bills	0.00%		03/08/2018	133,089,590
137,200,000	United States Treasury Bills	0.00%		06/07/2018	136,330,495

Total Short Term Investments (Cost $599,404,339)					599,380,586

Total Investments - 99.3% (Cost $9,971,972,515)					10,013,754,116
Other Assets in Excess of Liabilities -0.7%					71,275,813

NET ASSETS - 100.0%					$10,085,029,929

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2017, the value of these securities amounted to $1,951,772,117 or 19.4% of net assets.

#	Variable rate security. Coupon is based on weighted average coupon of underlying collateral. Rate disclosed as of December 31, 2017.

†	Perpetual Maturity

I/O	Interest only security

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

&	Unfunded or partially unfunded loan commitment. At December 31, 2017, the value of these securities amounted to $554,875 or 0.0% of net assets.

PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

*	Non-income producing security

◆	Seven-day yield as of December 31, 2017

ß	Step coupon bond. The interest rate shown is the rate in effect as of December 31, 2017.

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

¥	Illiquid security

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	20.2%
US Government and Agency Mortgage Backed Obligations	15.5%
US Corporate Bonds	12.6%
Affiliated Mutual Funds	9.9%
Non-Agency Residential Collateralized Mortgage Obligations	9.3%
Foreign Corporate Bonds	9.1%
Non-Agency Commercial Mortgage Backed Obligations	6.9%
Short Term Investments	5.9%
Bank Loans	3.3%
Collateralized Loan Obligations	2.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.0%
Asset Backed Obligations	1.7%
Municipal Bonds	0.1%
Exchange Traded Funds and Common Stocks	0.0%	~
Warrants	0.0%	~
Other Assets and Liabilities	0.7%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	20.2%
US Government and Agency Mortgage Backed Obligations	15.5%
Affiliated Mutual Funds	9.9%
Non-Agency Residential Collateralized Mortgage Obligations	9.3%
Non-Agency Commercial Mortgage Backed Obligations	6.9%
Short Term Investments	5.9%
Banking	5.3%
Energy	3.1%
Collateralized Loan Obligations	2.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.0%
Telecommunications	1.8%
Asset Backed Obligations	1.7%
Healthcare	1.3%
Transportation	1.1%
Technology	1.1%
Media	1.0%
Utilities	0.9%
Insurance	0.9%
Pharmaceuticals	0.8%
Food Products	0.6%
Finance	0.6%
Hotels/Motels/Inns and Casinos	0.5%
Business Equipment and Services	0.5%
Automotive	0.5%
Electronics/Electric	0.5%
Aerospace & Defense	0.5%
Commercial Services	0.5%
Leisure	0.5%
Pulp & Paper	0.4%
Real Estate	0.3%
Containers and Glass Products	0.3%
Chemicals/Plastics	0.3%
Mining	0.2%
Industrial Equipment	0.2%
Consumer Products	0.2%
Conglomerates	0.2%
Food/Drug Retailers	0.2%
Beverage and Tobacco	0.2%
Retailers (other than Food/Drug)	0.1%
Environmental Control	0.1%
Construction	0.1%
Food Service	0.1%
Chemical Products	0.1%
Municipal Bonds	0.1%
Financial Intermediaries	0.0%	~
Building and Development (including Steel/Metals)	0.0%	~
Cosmetics/Toiletries	0.0%	~
Oil & Gas	0.0%	~
Other Assets and Liabilities	0.7%

	100.0%

~	Represents less than 0.05% of net assets

A summary of the DoubleLine Core Fixed Income Fund’s investments in affiliated mutual funds for the period ended December 31, 2017 is as follows:

Fund	Value at March 31, 2017	Gross Purchases	Gross Sales	Shares Held at December 31, 2017	Value at December 31, 2017	Change in Unrealized for the Period Ended December 31, 2017	Dividend Income Earned in the Period Ended December 31, 2017	Net Realized Gain (Loss) in the Period Ended December 31, 2017
DoubleLine Global Bond Fund	$383,301,511	$87,500,000	$-	45,738,555	$481,169,596	$19,468,085	$5,592,944	$-
DoubleLine Infrastructure Income Fund	373,519,556	78,400,000	-	45,674,545	465,423,612	4,404,056	11,360,670	-
DoubleLine Long Duration Total Return Bond Fund	48,950,000	-	-	5,000,000	50,050,000	1,100,000	1,254,077	-

	$805,771,067	$165,900,000	$-	96,413,100	$996,643,208	$24,972,141	$18,207,691	$-

DoubleLine Emerging Markets Fixed Income Fund

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 75.3%
Brazil - 2.2%
7,631,000	Cosan Overseas Ltd.	8.25%	†	05/05/2018	7,840,089
4,000,000	Magnesita Finance Ltd.	8.63%	†	02/12/2018	4,040,000
3,500,000	MARB BondCo PLC	7.00%	^	03/15/2024	3,521,875
3,000,000	Marfrig Holdings Europe B.V.	8.00%	^	06/08/2023	3,138,750
11,000,000	OAS Financial Ltd. (5 Year CMT Rate + 8.19%)	8.88%	^†Ω	04/25/2018	577,500
4,900,000	Odebrecht Finance Ltd.	7.13%		06/26/2042	1,574,125
3,500,000	Odebrecht Finance Ltd.	7.50%	†	02/12/2018	1,148,000
3,450,000	Petrobras Global Finance B.V.	7.25%		03/17/2044	3,596,625

					25,436,964

Chile - 9.7%
7,706,000	Banco de Credito e Inversiones	4.00%		02/11/2023	8,047,832
6,771,000	Banco del Estado de Chile	4.13%		10/07/2020	7,073,345
5,573,000	Banco del Estado de Chile	3.88%		02/08/2022	5,818,760
1,385,000	Banco Santander	3.88%		09/20/2022	1,443,881
4,718,000	Celulosa Arauco y Constitucion S.A.	4.75%		01/11/2022	5,002,942
29,500,000	Corpbanca S.A.	3.88%		09/22/2019	30,112,721
7,704,000	ECL S.A.	5.63%		01/15/2021	8,342,235
17,293,000	Embotelladora Andina S.A.	5.00%		10/01/2023	19,090,984
11,626,279	Guanay Finance Ltd.	6.00%		12/15/2020	11,998,902
1,665,000	Inversiones CMPC S.A.	6.13%		11/05/2019	1,781,934
6,290,000	Inversiones CMPC S.A.	4.50%		04/25/2022	6,607,418
5,026,000	SACI Falabella	3.75%		04/30/2023	5,158,854
900,000	Transelec S.A.	4.63%		07/26/2023	960,753
1,504,000	Transelec S.A.	3.88%		01/12/2029	1,496,480

					112,937,041

China - 8.3%
7,098,000	Alibaba Group Holding Ltd.	3.13%		11/28/2021	7,193,628
700,000	Alibaba Group Holding Ltd.	2.80%		06/06/2023	698,424
2,000,000	CNOOC Finance Ltd.	4.25%		01/26/2021	2,080,714
20,900,000	CNOOC Finance Ltd.	3.50%		05/05/2025	21,101,831
5,600,000	CNOOC Finance Ltd.	3.88%		05/02/2022	5,779,267
250,000	CNPC General Capital Ltd.	2.75%		05/14/2019	250,615
350,000	CNPC General Capital Ltd.	2.70%		11/25/2019	350,213
1,200,000	CNPC General Capital Ltd.	3.95%		04/19/2022	1,246,283
8,665,000	CNPC General Capital Ltd.	3.40%		04/16/2023	8,771,465
18,064,000	CNPC Overseas Capital Ltd.	4.50%		04/28/2021	18,988,296
4,000,000	Sinopec Group Overseas Development Ltd.	2.25%	^	09/13/2020	3,948,372
4,000,000	Sinopec Group Overseas Development Ltd.	2.75%		05/03/2021	3,990,268
20,000,000	Sinopec Group Overseas Development Ltd.	2.75%		09/29/2026	19,002,160
2,800,000	Sinopec Group Overseas Development Ltd.	3.63%	^	04/12/2027	2,820,468

					96,222,004

Colombia - 0.5%
850,000	Bancolombia S.A.	6.13%		07/26/2020	910,562
1,500,000	Empresa de Energia de Bogota S.A.	6.13%		11/10/2021	1,531,875
3,630,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	3,731,640

					6,174,077

Costa Rica - 0.8%
2,850,000	Banco de Costa Rica	5.25%		08/12/2018	2,860,687
970,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	977,595
4,000,000	Banco Nacional de Costa Rica	5.88%	^	04/25/2021	4,177,500
1,400,000	Banco Nacional de Costa Rica	5.88%		04/25/2021	1,462,125

					9,477,907

Dominican Republic - 1.2%
7,500,000	AES Andres B.V.	7.95%	^	05/11/2026	8,156,250
1,800,000	Banco de Reservas de la Republica Dominicana	7.00%	^	02/01/2023	1,906,587
4,000,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	4,236,860

					14,299,697

Guatemala - 0.7%
2,500,000	Bantrab Senior Trust	9.00%		11/14/2020	2,527,500
1,800,000	Guatemala Energuate Trust	5.88%	^	05/03/2027	1,867,320
3,200,000	Industrial Senior Trust	5.50%		11/01/2022	3,276,000

					7,670,820

Hong Kong - 2.5%
500,000	CK Hutchison International Ltd.	2.25%	^	09/29/2020	495,083
300,000	CK Hutchison International Ltd.	2.88%	^	04/05/2022	299,116
3,799,000	CK Hutchison International Ltd.	2.88%		04/05/2022	3,787,802
6,000,000	CK Hutchison International Ltd.	2.75%	^	03/29/2023	5,886,746
11,801,000	CK Hutchison International Ltd.	3.50%	^	04/05/2027	11,811,059
7,000,000	Hutchison Whampoa International Ltd.	3.25%		11/08/2022	7,081,851

					29,361,657

India - 14.5%
777,000	Adani Ports & Special Economic Zone Ltd.	3.50%		07/29/2020	786,142
4,853,000	Adani Ports & Special Economic Zone Ltd.	3.95%		01/19/2022	4,959,227
1,753,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	1,854,499
17,964,000	Bharti Airtel Ltd.	5.13%		03/11/2023	19,072,181
10,000,000	Bharti Airtel Ltd.	4.38%		06/10/2025	10,188,856
19,195,000	BPRL International Singapore Pte Ltd.	4.38%		01/18/2027	19,872,641
700,000	Export-Import Bank of India	2.75%		04/01/2020	699,942
6,317,000	Export-Import Bank of India	3.13%		07/20/2021	6,357,669
3,400,000	Export-Import Bank of India (3 Month LIBOR USD + 1.00%)	2.44%		08/21/2022	3,417,969
8,900,000	Export-Import Bank of India	4.00%		01/14/2023	9,230,858
5,342,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	5,808,073
21,825,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	24,349,149
2,582,000	ONGC Videsh Ltd.	2.88%		01/27/2022	2,554,871
25,000,000	ONGC Videsh Ltd.	3.75%		07/27/2026	24,947,625
3,500,000	Reliance Holdings, Inc.	4.50%		10/19/2020	3,661,455
23,775,000	Reliance Holdings, Inc.	5.40%		02/14/2022	25,843,456
500,000	Reliance Industries Ltd.	8.25%		01/15/2027	659,232
4,350,000	UPL Corporation	3.25%		10/13/2021	4,343,123

					168,606,968

Israel - 0.2%
800,000	Delek & Avner Tamar Bond Ltd.	5.08%	^	12/30/2023	807,464
2,020,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	2,040,867

					2,848,331

Jamaica - 1.6%
7,500,000	Digicel Ltd.	7.13%	^	04/01/2022	6,973,275
12,000,000	Digicel Ltd.	7.13%		04/01/2022	11,157,240

					18,130,515

Malaysia - 6.6%
18,950,000	Axiata SPV2 BHD	3.47%		11/19/2020	19,198,851
19,400,000	Gohl Capital Ltd.	4.25%		01/24/2027	19,927,040
9,100,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	9,310,337
15,400,000	Petronas Capital Ltd.	3.50%		03/18/2025	15,816,832
12,400,000	Petronas Global Sukuk Ltd.	2.71%		03/18/2020	12,428,917

					76,681,977

Mexico - 2.8%
3,145,000	America Movil S.A.B. de C.V.	5.00%		03/30/2020	3,317,877
2,521,000	America Movil SAB de C.V.	3.13%		07/16/2022	2,555,435
9,050,000	Banco Santander (5 Year CMT Rate + 4.58%)	5.95%		01/30/2024	9,445,937
337,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	337,000
743,000	Coca-Cola Femsa S.A.B. de C.V.	3.88%		11/26/2023	778,520
400,000	Fomento Economico Mexicano S.A.B. de C.V.	2.88%		05/10/2023	396,292
8,500,000	Grupo Idesa S.A. de C.V.	7.88%	^	12/18/2020	8,032,500
7,104,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	6,713,280
1,000,000	Sixsigma Networks Mexico S.A. de C.V.	8.25%	^	11/07/2021	1,061,250

					32,638,091

Panama - 5.0%
3,225,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%		05/07/2020	3,269,344
4,000,000	Banistmo S.A.	3.65%	^	09/19/2022	3,960,000
9,775,156	ENA Norte Trust	4.95%		04/25/2023	10,202,819
17,100,000	Global Bank Corporation	5.13%		10/30/2019	17,719,020
1,500,000	Global Bank Corporation	4.50%	^	10/20/2021	1,531,800
14,107,000	Panama Metro Line SP	0.00%	^	12/05/2022	12,978,440
9,300,000	SPC Panama Metro Line	0.00%		12/05/2022	8,556,000

					58,217,423

Paraguay - 0.0%
400,000	Telefonica Celular del Paraguay S.A.	6.75%	^	12/13/2022	412,204

					412,204

Peru - 6.8%
3,900,000	Ajecorp B.V.	6.50%		05/14/2022	3,490,500
13,155,000	Banco de Credito del Peru	2.25%		10/25/2019	13,171,444
5,290,000	Banco de Credito del Peru	5.38%		09/16/2020	5,647,075
18,639,000	Banco International del Peru S.A.A.	5.75%		10/07/2020	20,083,523
2,100,000	Banco International del Peru S.A.A. (3 Month LIBOR USD + 6.74%)	8.50%		04/23/2070	2,316,300
2,800,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	3,027,500
2,200,000	Camposol S.A.	10.50%	^	07/15/2021	2,387,000
1,700,000	Corporacion Financiera de Desarrollo S.A.	3.25%		07/15/2019	1,717,000
5,000,000	Fondo Mivivienda S.A.	3.50%		01/31/2023	5,032,000
2,100,000	Pesquera Exalmar S.A.A.	7.38%	^	01/31/2020	2,079,724
2,730,000	Pesquera Exalmar S.A.A.	7.38%		01/31/2020	2,703,642
16,200,000	Transportadora de Gas del Peru S.A.	4.25%		04/30/2028	16,831,800

					78,487,508

Philippines - 2.1%
7,820,000	BDO Unibank, Inc.	2.63%		10/24/2021	7,756,783
16,171,000	BDO Unibank, Inc.	2.95%		03/06/2023	15,914,868

					23,671,651

Qatar - 0.7%
7,800,000	Ooredoo International Finance Ltd.	3.88%		01/31/2028	7,770,165

					7,770,165

Singapore - 9.1%
17,700,000	DBS Group Holdings Ltd. (3 Month LIBOR USD + 0.62%)	1.99%	^	07/25/2022	17,806,331
500,000	DBS Group Holdings Ltd. (3 Month LIBOR USD + 0.62%)	1.99%		07/25/2022	503,004
7,000,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	6,986,231
12,500,000	Oversea-Chinese Banking Corporation (5 Year Swap Rate USD + 2.20%)	4.00%		10/15/2024	12,732,879
5,042,000	Singtel Group Treasury	4.50%		09/08/2021	5,364,149
1,700,000	SP PowerAssets Ltd.	2.70%		09/14/2022	1,696,484
30,468,000	Temasek Financial Ltd.	2.38%		01/23/2023	30,140,833
10,038,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.00%)	3.75%		09/19/2024	10,194,141
19,660,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	19,819,836

					105,243,888

Total Foreign Corporate Bonds (Cost $888,460,291)					874,288,888

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 22.4%
Chile - 3.8%
4,500,000	Chile Government International Bond	2.25%		10/30/2022	4,450,500
15,400,000	Chile Government International Bond	3.13%		03/27/2025	15,700,300
23,900,000	Chile Government International Bond	3.13%		01/21/2026	24,288,375

					44,439,175

Costa Rica - 1.6%
15,808,000	Costa Rica Government International Bond	10.00%		08/01/2020	18,218,720

					18,218,720

Indonesia - 3.3%
12,300,000	Indonesia Government International Bond	4.88%		05/05/2021	13,141,062
16,000,000	Perusahaan Penerbit	4.15%	^	03/29/2027	16,541,600
7,900,000	Perusahaan Penerbit	4.15%		03/29/2027	8,167,415

					37,850,077

Israel - 2.6%
10,900,000	Israel Government International Bond	4.00%		06/30/2022	11,578,961
7,000,000	Israel Government International Bond	3.15%		06/30/2023	7,170,100
11,000,000	Israel Government International Bond	2.88%		03/16/2026	11,006,776

					29,755,837

Malaysia - 2.1%
16,845,000	Malaysia Sovereign Sukuk BHD	3.04%		04/22/2025	16,937,647
3,930,000	Malaysia Sukuk Global BHD	3.18%		04/27/2026	3,963,400
2,750,000	Wakala Global Sukuk BHD	4.65%		07/06/2021	2,939,200

					23,840,247

Mexico - 2.8%
10,500,000	Mexico Government International Bond	4.00%		10/02/2023	11,014,500
13,000,000	Mexico Government International Bond	4.13%		01/21/2026	13,568,750
8,000,000	Mexico Government International Bond	4.15%		03/28/2027	8,306,000

					32,889,250

Panama - 2.4%
14,000,000	Panama Government International Bond	4.00%		09/22/2024	14,924,000
11,900,000	Panama Government International Bond	3.88%		03/17/2028	12,465,250

					27,389,250

Philippines - 3.7%
26,400,000	Philippine Government International Bond	4.20%		01/21/2024	28,739,410
14,500,000	Philippine Government International Bond	3.70%		02/02/2042	14,437,287

					43,176,697

Poland - 0.2%
2,000,000	Republic of Poland Government International Bond	5.13%		04/21/2021	2,167,280

					2,167,280

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $257,877,097)					259,726,533

Exchange Traded Funds and Common Stocks - 0.3%
114,249	Frontera Energy Corporation *				3,599,247

Total Exchange Traded Funds and Common Stocks (Cost $20,010,064)					3,599,247

Short Term Investments - 0.8%
2,903,480	BlackRock Liquidity Funds FedFund - Institutional Shares	1.16%	◆		2,903,480
2,903,481	Fidelity Institutional Money Market Government Portfolio - Class I	1.14%	◆		2,903,481
2,903,481	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.20%	◆		2,903,481

Total Short Term Investments (Cost $8,710,442)					8,710,442

Total Investments - 98.9% (Cost $1,175,057,894)					1,146,325,110
Other Assets in Excess of Liabilities - 1.1%					13,303,270

NET ASSETS - 100.0%					$1,159,628,380

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2017, the value of these securities amounted to $125,219,081 or 10.8% of net assets.

†	Perpetual Maturity

◆	Seven-day yield as of December 31, 2017

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

*	Non-income producing security

INVESTMENT BREAKDOWN as a % of Net Assets:

Banking	24.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	22.4%
Energy	20.4%
Telecommunications	7.4%
Transportation	6.0%
Finance	2.6%
Conglomerates	2.5%
Utilities	2.1%
Containers and Glass Products	2.0%
Consumer Products	1.9%
Hotels/Motels/Inns and Casinos	1.7%
Chemical Products	1.3%
Pulp & Paper	1.2%
Technology	0.8%
Short Term Investments	0.8%
Retailers (other than Food/Drug)	0.4%
Chemicals/Plastics	0.4%
Building and Development (including Steel/Metals)	0.3%
Construction	0.3%
Other Assets and Liabilities	1.1%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

India	14.5%
Chile	13.5%
Singapore	9.1%
Malaysia	8.7%
China	8.2%
Panama	7.4%
Peru	6.8%
Philippines	5.8%
Mexico	5.7%
Indonesia	3.3%
Israel	2.8%
Hong Kong	2.5%
Costa Rica	2.4%
Brazil	2.2%
Jamaica	1.6%
Dominican Republic	1.2%
Colombia	0.8%
United States	0.8%
Qatar	0.7%
Guatemala	0.7%
Poland	0.2%
Paraguay	0.0%	~
Other Assets and Liabilities	1.1%

	100.0%

~	Represents less than 0.05% of net assets

DoubleLine Multi-Asset Growth Fund (Consolidated)

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 8.5%
413,001	Arcadia Receivables Credit Trust, Series 2017-1-A	3.25%	^	06/15/2023	414,826
96,784	AVANT Loans Funding Trust, Series 2015-A-B	6.00%	^	08/16/2021	96,954
902,081	AVANT Loans Funding Trust, Series 2017-B-A	2.29%	^	06/15/2020	901,841
1,185,400	BMW Vehicle Lease Trust, Series 2017-2-A1	1.35%		10/22/2018	1,185,411
298,912	CarMax Auto Owner Trust, Series 2017-3-A1	1.35%		08/15/2018	298,881
447,448	Citi Held For Asset Issuance, Series 2015-PM1-C	5.01%	^	12/15/2021	452,794
602,609	CNH Equipment Trust, Series 2017-B-A1	1.30%		08/15/2018	602,618
947,079	CNH Equipment Trust, Series 2017-C-A1	1.54%		12/14/2018	947,116
1,099,197	Drive Auto Receivables Trust, Series 2017-3-A1	1.45%		11/15/2018	1,099,203
375,865	Ford Credit Auto Owner Trust, Series 2017-B-A1	1.30%		07/15/2018	375,866
8,527	GM Financial Automobile Leasing Trust, Series 2017-2-A1	1.25%		06/20/2018	8,527
673,241	GM Financial Consumer Automobile Receivables Trust, Series 2017-2A-A1	1.35%	^	07/16/2018	673,244
144,504	LendingClub Issuance Trust, Series 2016-NP2-A	3.00%	^	01/17/2023	144,702
76,668	MarketPlace Loan Trust, Series 2015-CB1-A	4.00%	^	07/15/2021	76,837
691,834	Marlette Funding Trust, Series 2017-2A-A	2.39%	^	07/15/2024	691,815
875,419	Nissan Auto Receivables Trust, Series 2017-C-A1	1.50%		12/17/2018	875,445
1,733,069	Santander Retail Auto Lease Trust, Series 2017-A-A1	1.50%	^	11/20/2018	1,733,125
2,536,818	Securitized Term Auto Receivables Trust, Series 2017-2A-A1	1.42%	^	10/25/2018	2,536,867
755,025	SoFi Consumer Loan Program LLC, Series 2017-3-A	2.77%	^	05/25/2026	755,611
944,930	SoFi Consumer Loan Program LLC, Series 2017-6-A1	2.20%	^	11/25/2026	943,372
670,667	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	677,166
2,485,981	SoFi Consumer Loan Program Trust, Series 2017-5-A1	2.14%	^	09/25/2026	2,480,014
296,709	Westlake Automobile Receivables Trust, Series 2017-2A-A1	1.45%	^	08/15/2018	296,673

Total Asset Backed Obligations (Cost $18,260,140)					18,268,908

Collateralized Loan Obligations - 3.9%
1,000,000	AIMCO, Series 2014-AA-AR (3 Month LIBOR USD + 1.10%)	2.46%	^	07/20/2026	1,001,342
978,778	Atrium Corporation, Series 10A-AR (3 Month LIBOR USD + 0.95%)	2.31%	^	07/16/2025	981,436
1,000,000	Babson Ltd., Series 2015-IA-E (3 Month LIBOR USD + 5.30%)	6.66%	^	04/20/2027	1,002,264
1,000,000	Brookside Mill Ltd., Series 2013-1A-E (3 Month LIBOR USD + 4.40%)	5.75%	^	04/17/2025	973,997
1,000,000	Brookside Mill Ltd., Series 2013-1A-SUB	6.81%	^@	04/17/2025	286,251
1,000,000	Cent Ltd., Series 2013-18A-E (3 Month LIBOR USD + 4.60%)	5.96%	^	07/23/2025	993,146
1,000,000	Cent Ltd., Series 2013-18A-SUB	7.58%	^@	07/23/2025	571,305
1,000,000	Crown Point Ltd., Series 2013-2A-A1LR (3 Month LIBOR USD + 0.59%)	1.95%	^	12/31/2023	1,000,477
489,996	Venture Ltd., Series 2007-8A-A2A (3 Month LIBOR USD + 0.22%)	1.58%	^	07/22/2021	488,962
1,000,000	Wind River Ltd., Series 2013-2A-E1R (3 Month LIBOR USD + 6.75%)	8.10%	^	10/18/2030	1,017,191

Total Collateralized Loan Obligations (Cost $9,060,040)					8,316,371

Municipal Bonds - 0.3%
2,500,000	Commonwealth of Puerto Rico General Obligation	8.00%	Ω	07/01/2035	600,000

Total Municipal Bonds (Cost $2,249,008)					600,000

Non-Agency Residential Collateralized Mortgage Obligations - 6.4%
209,439	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	4.38%	#	03/25/2036	176,165
467,793	Alternative Loan Trust, Series 2005-55CB-1A1	5.50%		11/25/2035	456,763
590,849	Alternative Loan Trust, Series 2006-OA7-1A2 (12 Month US Treasury Average + 0.94%)	2.00%		06/25/2046	518,997
481,688	Alternative Loan Trust, Series 2007-HY4-4A1	3.49%	#	06/25/2047	458,275
404,402	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.00%	ß	10/25/2036	247,294
36,263	BCAP LLC Trust, Series 2007-AA2-2A5	6.00%		04/25/2037	31,423
2,730,925	BCAP LLC Trust, Series 2009-RR4-1A2	3.99%	# ^	06/26/2037	1,412,715
226,277	ChaseFlex Trust, Series 2007-M1-2F4	4.36%	ß	08/25/2037	216,350
910,000	CIM Trust, Series 2017-3RR-B2	16.78%	# ^	01/27/2057	1,014,603
1,687	Citicorp Mortgage Securities, Inc., Series 2007-2-3A1	5.50%		02/25/2037	1,686
123,683	Citigroup Mortgage Loan Trust, Inc., Series 2009-7-2A2	5.50%	^	10/25/2021	128,352
220,076	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A11	6.00%		06/25/2037	203,026
634,088	Countrywide Alternative Loan Trust, Series 2006-15CB-A1	6.50%		06/25/2036	510,701
87,737	Countrywide Alternative Loan Trust, Series 2006-32CB-A16	5.50%		11/25/2036	75,910
719,846	Countrywide Alternative Loan Trust, Series 2006-J1-2A1	7.00%		02/25/2036	303,505
17,997	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10 (1 Month LIBOR USD + 29.90%)	22.76%	I/F	08/25/2037	28,549
12,493	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2 (1 Month LIBOR USD + 28.40%)	22.19%	I/F	09/25/2037	17,446
186,705	Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	163,899
10,442	Countrywide Home Loans, Series 2007-4-1A5	6.50%		05/25/2037	8,816
115,238	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	105,867
39,296	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	30,862
194,825	Credit Suisse Mortgage Capital Certificates, Series 2010-7R-4A17	6.00%	# ^	04/26/2037	187,211
107,253	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1 (1 Month LIBOR USD + 12.12%)	10.06%	^ I/F	04/15/2036	106,837
281,973	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4 (1 Month LIBOR USD + 12.12%)	10.06%	^ I/F	04/15/2036	271,634
46,779	First Horizon Alternative Mortgage Securities, Series 2007-FA2-1A3	6.00%		04/25/2037	36,191
1,344,266	GreenPoint Mortgage Funding Trust, Series 2005-AR3-2A1 (1 Month LIBOR USD + 0.26%)	1.81%		08/25/2045	973,909
1,000,000	GSAA Home Equity Trust, Series 2006-15-AF3B	5.93%	#	09/25/2036	150,307
96,458	GSR Mortgage Loan Trust, Series 2006-2F-2A20 (1 Month LIBOR USD + 11.10%)	9.74%	I/F	02/25/2036	99,024
538,377	HarborView Mortgage Loan Trust, Series 2006-14-1A1A (1 Month LIBOR USD + 0.18%)	1.68%		01/25/2047	489,792
568,800	HarborView Mortgage Loan Trust, Series 2007-3-1A1A (1 Month LIBOR USD + 0.20%)	1.70%		05/19/2047	527,809
27,938	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	27,081
406,848	JP Morgan Alternative Loan Trust, Series 2006-S1-1A3	5.50%		03/25/2036	350,773
147,635	JP Morgan Mortgage Acquisition Trust, Series 2006-CH2-AF3	5.46%	ß	09/25/2029	126,285
73,829	Lehman Mortgage Trust, Series 2006-4-1A3 (1 Month LIBOR USD + 5.40%)	3.85%	I/FI/O	08/25/2036	11,216
4,614	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	4,490
41,792	Lehman Mortgage Trust, Series 2007-5-11A1	5.32%	#	06/25/2037	33,789
169,921	Lehman XS Trust, Series 2005-1-3A3A	5.11%	ß	07/25/2035	160,024
270,651	MASTR Resecuritization Trust, Series 2008-4-A1	6.00%	# ^	06/27/2036	238,918
772,277	Morgan Stanley Capital Trust, Series 2007-NC3-A1 (1 Month LIBOR USD + 0.20%)	1.75%	^	05/25/2037	546,737
1,639,563	Morgan Stanley Mortgage Loan Trust, Series 2006-8AR-1A4 (1 Month LIBOR USD + 0.25%)	1.80%		06/25/2036	898,980
262,206	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	226,142
197,243	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	178,894
3,353	Residential Accredit Loans, Inc., Series 2006-QS13-1A8	6.00%		09/25/2036	2,995
197,518	Residential Accredit Loans, Inc., Series 2006-QS2-1A4	5.50%		02/25/2036	173,629
39,445	Residential Accredit Loans, Inc., Series 2006-QS7-A4 (1 Month LIBOR USD + 0.40%)	1.95%		06/25/2036	28,721
118,335	Residential Accredit Loans, Inc., Series 2006-QS7-A5 (1 Month LIBOR USD + 5.60%)	4.05%	I/FI/O	06/25/2036	17,915
73,533	Residential Accredit Loans, Inc., Series 2006-QS8-A4 (1 Month LIBOR USD + 0.45%)	2.00%		08/25/2036	55,037
220,600	Residential Accredit Loans, Inc., Series 2006-QS8-A5 (1 Month LIBOR USD + 5.55%)	4.00%	I/FI/O	08/25/2036	30,625
249,560	Residential Asset Mortgage Products, Inc., Series 2004-RS2-MII1 (1 Month LIBOR USD + 0.87%)	2.42%		02/25/2034	245,887
20,201	Residential Asset Securitization Trust, Series 2005-A12-A12	5.50%		11/25/2035	19,010
481,960	Residential Asset Securitization Trust, Series 2006-A16-1A3	6.00%		02/25/2037	370,762
671,408	Residential Asset Securitization Trust, Series 2006-A9CB-A6	6.00%		09/25/2036	442,807
410,749	Residential Asset Securitization Trust, Series 2007-A1-A8	6.00%		03/25/2037	292,558
315,085	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	277,627
277,268	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	4.51%	ß	10/25/2036	181,101

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $13,979,596)					13,895,921

US Government and Agency Mortgage Backed Obligations - 2.7%
55,147	Federal Home Loan Mortgage Corporation, Series 3261-SA (1 Month LIBOR USD + 6.43%)	4.95%	I/FI/O	01/15/2037	9,097
21,759	Federal Home Loan Mortgage Corporation, Series 3317-DS (1 Month LIBOR USD + 15.00%)	11.31%	I/F	05/15/2037	25,545
112,579	Federal Home Loan Mortgage Corporation, Series 3355-BI (1 Month LIBOR USD + 6.05%)	4.57%	I/FI/O	08/15/2037	17,038
55,200	Federal Home Loan Mortgage Corporation, Series 3384-S (1 Month LIBOR USD + 6.39%)	4.91%	I/FI/O	11/15/2037	5,959
138,835	Federal Home Loan Mortgage Corporation, Series 3384-SG (1 Month LIBOR USD + 6.31%)	4.83%	I/FI/O	08/15/2036	19,117
86,824	Federal Home Loan Mortgage Corporation, Series 3417-SX (1 Month LIBOR USD + 6.18%)	4.70%	I/FI/O	02/15/2038	10,121
94,711	Federal Home Loan Mortgage Corporation, Series 3423-GS (1 Month LIBOR USD + 5.65%)	4.17%	I/FI/O	03/15/2038	9,481
913,978	Federal Home Loan Mortgage Corporation, Series 3423-TG (1 Month LIBOR USD + 6.00%)	0.35%	I/FI/O	03/15/2038	9,160
108,270	Federal Home Loan Mortgage Corporation, Series 3500-SA (1 Month LIBOR USD + 5.52%)	4.04%	I/FI/O	01/15/2039	10,097
224,515	Federal Home Loan Mortgage Corporation, Series 3523-SM (1 Month LIBOR USD + 6.00%)	4.52%	I/FI/O	04/15/2039	31,228
22,722	Federal Home Loan Mortgage Corporation, Series 3562-WS (1 Month LIBOR USD + 4.95%)	3.47%	I/FI/O	08/15/2039	1,840
200,033	Federal Home Loan Mortgage Corporation, Series 3728-SV (1 Month LIBOR USD + 4.45%)	2.97%	I/FI/O	09/15/2040	14,973
176,612	Federal Home Loan Mortgage Corporation, Series 3758-S (1 Month LIBOR USD + 6.03%)	4.55%	I/FI/O	11/15/2040	28,370
80,219	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	83,484
217,541	Federal Home Loan Mortgage Corporation, Series 3815-ST (1 Month LIBOR USD + 5.85%)	4.37%	I/FI/O	02/15/2041	29,933
77,740	Federal Home Loan Mortgage Corporation, Series 3900-SB (1 Month LIBOR USD + 5.97%)	4.49%	I/FI/O	07/15/2041	9,890
449,398	Federal Home Loan Mortgage Corporation, Series 3923-CZ	5.00%		09/15/2041	515,065
576,474	Federal Home Loan Mortgage Corporation, Series 4183-Z	3.00%		03/15/2043	549,976
98,364	Federal National Mortgage Association, Series 2006-101-SA (1 Month LIBOR USD + 6.58%)	5.03%	I/FI/O	10/25/2036	18,955
52,329	Federal National Mortgage Association, Series 2006-123-LI (1 Month LIBOR USD + 6.32%)	4.77%	I/FI/O	01/25/2037	8,707
363,448	Federal National Mortgage Association, Series 2007-39-AI (1 Month LIBOR USD + 6.12%)	4.57%	I/FI/O	05/25/2037	56,009
160,363	Federal National Mortgage Association, Series 2007-57-SX (1 Month LIBOR USD + 6.62%)	5.07%	I/FI/O	10/25/2036	25,683
10,901	Federal National Mortgage Association, Series 2009-49-S (1 Month LIBOR USD + 6.75%)	5.20%	I/FI/O	07/25/2039	1,760
182,213	Federal National Mortgage Association, Series 2009-86-CI (1 Month LIBOR USD + 5.80%)	4.25%	I/FI/O	09/25/2036	21,247
71,617	Federal National Mortgage Association, Series 2009-90-IA (1 Month LIBOR USD + 5.75%)	4.20%	I/FI/O	03/25/2037	7,951
70,576	Federal National Mortgage Association, Series 2009-90-IB (1 Month LIBOR USD + 5.72%)	4.17%	I/FI/O	04/25/2037	7,451
268,293	Federal National Mortgage Association, Series 2010-39-SL (1 Month LIBOR USD + 5.67%)	4.12%	I/FI/O	05/25/2040	33,859
122,901	Federal National Mortgage Association, Series 2011-5-PS (1 Month LIBOR USD + 6.40%)	4.85%	I/FI/O	11/25/2040	10,665
376,177	Federal National Mortgage Association, Series 2012-30-DZ	4.00%		04/25/2042	398,661
1,147,205	Federal National Mortgage Association, Series 2013-53-ZC	3.00%		06/25/2043	1,091,024
687,773	Federal National Mortgage Association, Series 2013-55-KS (1 Month LIBOR USD + 6.00%)	3.67%	I/F	06/25/2043	602,182
1,071,355	Federal National Mortgage Association, Series 2013-55-VZ	3.00%		06/25/2043	1,013,381
552,045	Federal National Mortgage Association, Series 2015-9-ZA	3.50%		03/25/2045	549,246
26,055	Government National Mortgage Association, Series 2009-6-SM (1 Month LIBOR USD + 5.95%)	4.45%	I/FI/O	02/20/2038	3,598
411,404	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	429,242
242,969	Government National Mortgage Association, Series 2011-7-LS (1 Month LIBOR USD + 9.88%)	6.88%	I/F	12/20/2040	250,645

Total US Government and Agency Mortgage Backed Obligations (Cost $5,819,624)					5,910,640

US Government and Agency Obligations - 5.5%
11,774,100	United States Treasury Inflation Indexed Bonds	1.63%		01/15/2018	11,775,710

Total US Government and Agency Obligations (Cost $11,773,496)					11,775,710

Real Estate Investment Trusts - 4.9%
655,000	Annaly Capital Management, Inc.				7,787,950
148,747	Chimera Investment Corporation				2,748,844

Total Real Estate Investment Trusts (Cost $9,191,552)					10,536,794

Exchange Traded Funds and Common Stocks - 25.7%
34,062	BlackRock Build America Bond Fund				789,898
29,800	Energy Select Sector SPDR Fund				2,153,348
63,761	Invesco Municipal Opportunity Trust				790,636
53,499	Invesco Value Municipal Income Trust				797,135
85,000	iShares Core MSCI Emerging Markets ETF				4,836,500
109,000	iShares MSCI Australia Index ETF				2,525,530
134,000	iShares MSCI Canada Index Fund				3,971,760
36,000	iShares MSCI Hong Kong Index ETF				915,120
32,000	iShares MSCI Italy ETF				974,080
34,000	iShares MSCI Singapore Capped ETF				881,620
44,000	iShares MSCI Spain Capped ETF				1,441,880
49,000	iShares MSCI Sweden Capped ETF				1,661,100
51,331	Nuveen AMT-Free Municipal Credit Income Fund				792,551
58,000	Nuveen AMT-Free Quality Municipal Income Fund				797,500
51,385	Nuveen Municipal Credit Income Fund				783,107
78,674	Nuveen Municipal Value Fund, Inc.				796,968
57,000	Nuveen Quality Municipal Income Fund				801,420
423,000	PowerShares Senior Loan Portfolio				9,745,920
173,000	SPDR Blackstone / GSO Senior Loan ETF				8,162,140
212,000	SPDR EURO STOXX 50 ETF				8,630,520
100,000	Transocean Ltd.*				1,068,000
35,000	Vanguard Global ex-U.S. Real Estate ETF				2,117,500

Total Exchange Traded Funds and Common Stocks (Cost $54,386,448)					55,434,233

Affiliated Mutual Funds - 29.9%
882,076	DoubleLine Core Fixed Income Fund (Class I)				9,676,377
326,465	DoubleLine Flexible Income Fund (Class I)				3,225,474
965,918	DoubleLine Low Duration Bond Fund (Class I)				9,688,158
3,945,684	DoubleLine Total Return Bond Fund (Class I)				41,942,616

Total Affiliated Mutual Funds (Cost $66,317,852)					64,532,625

Short Term Investments - 9.0%
4,104,182	BlackRock Liquidity Funds FedFund - Institutional Shares	1.16%	◆		4,104,182
1,588,153	Dreyfus Government Cash Management - Institutional Shares	1.17%	◆		1,588,153
2,516,029	Fidelity Institutional Money Market Government Portfolio - Class I	1.14%	◆		2,516,029
4,104,182	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.20%	◆		4,104,182
7,000,000	United States Treasury Bills	0.00%	‡	01/18/2018	6,996,162

Total Short Term Investments (Cost $19,309,007)					19,308,708

Total Investments - 96.8% (Cost $210,346,763)					208,579,910
Other Assets in Excess of Liabilities - 3.2%					6,936,877

NET ASSETS - 100.0%					$215,516,787

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2017, the value of these securities amounted to $25,099,219 or 11.6% of net assets.

ß	Step coupon bond. The interest rate shown is the rate in effect as of December 31, 2017.

#	Variable rate security. Coupon is based on weighted average coupon of underlying collateral. Rate disclosed as of December 31, 2017.

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

I/O	Interest only security

@	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of December 31, 2017.

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

*	Non-income producing security

◆	Seven-day yield as of December 31, 2017

‡	All or a portion of security has been pledged as collateral in connection with swaps.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Affiliated Mutual Funds	29.9%
Exchange Traded Funds and Common Stocks	25.7%
Short Term Investments	9.0%
Asset Backed Obligations	8.5%
Non-Agency Residential Collateralized Mortgage Obligations	6.4%
US Government and Agency Obligations	5.5%
Real Estate Investment Trusts	4.9%
Collateralized Loan Obligations	3.9%
US Government and Agency Mortgage Backed Obligations	2.7%
Municipal Bonds	0.3%
Other Assets and Liabilities	3.2%

100.0%

FUTURES CONTRACTS

Description	Long/Short	Contract Quantity	Expiration Date	Notional Amount•	Value/ Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index Future	Long	241	03/16/2018	14,022,585	$482,994
FTSE 100 Index Future	Long	63	03/16/2018	6,506,609	215,532
Nikkei-225 Future	Long	90	03/08/2018	10,233,000	109,904
Gold Future	Long	29	02/26/2018	3,796,970	64,000
CME Ultra Long Term US Treasury Bond Future	Long	1	03/20/2018	167,656	881
E-mini S&P 500 Future	Long	75	03/16/2018	10,035,000	(1,126)
Euro STOXX 50 Future	Long	454	03/16/2018	18,962,061	(284,101)
2-Year US Treasury Note Future	Short	(110)	03/29/2018	(23,552,031)	(13,965)
Ultra 10-Year US Treasury Note Future	Short	(21)	03/20/2018	(2,804,813)	(18,683)
5-Year US Treasury Note Future	Short	(94)	03/29/2018	(10,919,422)	(25,276)

					$530,160

•	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

TOTAL RETURN SWAPS

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation) / Value
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	05/31/2018	35,000,000	$3,080,084
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	05/31/2018	4,000,000	179,933
Long Commodity Basket Swap Ж	Morgan Stanley	Long	0.20%	Termination	01/04/2018	3,960,000	35,765
Short Commodity Basket Swap ɷ	Morgan Stanley	Short	(0.23%)	Termination	01/04/2018	(3,960,000)	(8,641)
Tesla, Inc.	JP Morgan Securities LLC	Short	(0.41%)	Quarterly	02/12/2018	(3,999,887)	(84,644)

							$3,202,497

¤	Shiller Barclays CAPE® US Sector ER II USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of December 31, 2017, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E.

Ж	Long Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At December 31, 2017, the constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value δ	Value of Index	Weightings
S&P GSCI Natural Gas Official Close Index	SPGCNGP	9.49	$98	16.7%
S&P GSCI Brent Crude Official Close Index	SPGCBRP	0.26	98	16.7%
S&P GSCI Sugar Official Close Index	SPGCSBP	7.97	98	16.7%
S&P GSCI Heating Oil Official Close Index	SPGCHOP	0.44	97	16.7%
S&P GSCI Gas Oil Official Close Index	SPGCGOP	0.27	97	16.6%
S&P GSCI Zinc Official Close Index	SPGCIZP	1.26	97	16.6%

			$585	100.0%

ɷ Short Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At December 31, 2017, the constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value δ	Value of Index	Weightings
S&P GSCI Coffee Official Close Index	SPGCKCP	7.85	$82	16.8%
S&P GSCI Soybeans Official Close Index	SPGCSOP	0.21	81	16.7%
S&P GSCI Kansas Wheat Official Close Index	SPGCKWP	5.03	81	16.7%
S&P GSCI Unleaded Gasoline Official Close Index	SPGCHUP	0.08	81	16.6%
S&P GSCI Wheat Official Close Index	SPGCWHP	12.26	81	16.6%
S&P GSCI Corn Official Close Index	SPGCCNP	11.68	81	16.6%

			$487	100.0%

δ	Contract value represents the number of units of the underlying constituent’s index in one unit of the custom basket index at creation. The contract value is calculated by multiplying each constituent’s weight by the starting price of the custom basket index and dividing by the starting price of the constituent’s index. The contract value will differ depending on the date the swap is initiated.

CREDIT DEFAULT SWAPS

Reference Entity	Counterparty	Buy/Sell Protection	Financing Rate Paid or Received	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Upfront Payments/ (Receipts)	Value	Unrealized Appreciation (Depreciation)
Markit CDX North America Investment Grade Index	Goldman Sachs	Buy	Paid	1.00%	Quarterly	12/20/2022	50,000,000	$(1,075,631)	$(1,208,093)	$(132,462)

								$(1,075,631)	$(1,208,093)	$(132,462)

FORWARD CURRENCY EXCHANGE CONTRACTS

Settlement Date	Counterparty	Currency to be Sold		Value	Currency to be Purchased		Value	Unrealized Appreciation (Depreciation)
02/08/2018	JP Morgan Securities LLC	4,963,045	USD	$4,963,045	324,335,000	INR	$5,067,270	$104,225
02/08/2018	Bank of America Merrill Lynch	3,697,183	USD	3,697,183	241,500,000	INR	3,773,092	75,909
06/20/2018	Goldman Sachs	4,184,572	USD	4,184,572	3,500,000	EUR	4,246,348	61,776
06/20/2018	Goldman Sachs	6,348,572	USD	6,348,572	4,700,000	GBP	6,384,370	35,798
01/31/2018	Goldman Sachs	10,007,312	USD	10,007,312	1,125,000,000	JPY	10,000,957	(6,355)
02/08/2018	Morgan Stanley	4,200,000,000	KRW	3,937,142	3,755,029	USD	3,755,029	(182,113)
02/08/2018	Bank of America Merrill Lynch	5,687,000,000	KRW	5,331,077	5,082,216	USD	5,082,216	(248,861)

				$38,468,903			$38,309,282	$(159,621)

INR	Indian Rupee

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

KRW	Korean Won

USD	US Dollar

A summary of the DoubleLine Multi-Asset Growth Fund’s (Consolidated) investments in affiliated mutual funds for the period ended December 31, 2017 is as follows:

						Change in Unrealized for the	Dividend Income Earned in the	Net Realized Gain (Loss) in the
	Value at			Shares Held at	Value at	Period Ended	Period Ended	Period Ended
Fund	March 31, 2017	Gross Purchases	Gross Sales	December 31, 2017	December 31, 2017	December 31, 2017	December 31, 2017	December 31, 2017
DoubleLine Total Return Bond Fund	$28,314,301	$13,707,000	$-	3,945,684	$41,942,616	$(78,685)	$990,401	$-
DoubleLine Low Duration Bond Fund	6,786,481	2,920,000	-	965,918	9,688,158	(18,323)	160,491	-
DoubleLine Core Fixed Income Fund	6,277,078	3,334,000	-	882,076	9,676,377	65,299	188,667	-
DoubleLine Flexible Income Fund	1,956,175	1,259,000	-	326,465	3,225,474	10,299	85,378	-

	$43,334,035	$21,220,000	$-	6,120,143	$64,532,625	$(21,410)	$1,424,937	$-

DoubleLine Low Duration Bond Fund

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 9.3%
9,785,893	Access Group, Inc., Series 2007-A-B (3 Month LIBOR USD + 0.55%)	2.01%		02/25/2037	9,380,442
10,325,024	Arcadia Receivables Credit Trust, Series 2017-1-A	3.25%	^	06/15/2023	10,370,656
7,093,933	AVANT Loans Funding Trust, Series 2017-A-A	2.41%	^	03/15/2021	7,099,054
5,186,968	AVANT Loans Funding Trust, Series 2017-B-A	2.29%	^	06/15/2020	5,185,585
7,164,807	CLUB Credit Trust, Series 2017-NP1-A	2.39%	^	04/17/2023	7,172,840
6,623,732	Conn Funding LP, Series 2017-A-A	2.73%	^	07/15/2019	6,628,425
662,005	Consumer Installment Loan Trust, Series 2016-LD1-A	3.96%	^	07/15/2022	663,808
10,000,000	Consumer Loan Credit Trust, Series 2017-NP2-A	2.55%	^	01/16/2024	10,002,062
14,000,000	Credit Acceptance Auto Loan Trust, Series 2017-2A-A	2.55%	^	02/17/2026	13,913,598
1,118,750	Eagle Ltd., Series 2014-1A-A1	2.57%	^	12/15/2039	1,115,966
1,002,640	Eaglewood Consumer Loan Trust, Series 2014-1-A	3.50%	^ Þ¥	10/15/2019	1,001,832
8,946,323	Earnest Student Loan Program, Series 2016-A-A2	2.50%	^	04/25/2033	8,883,689
16,067,181	Earnest Student Loan Program, Series 2017-A-A2	2.65%	^	01/25/2041	15,996,325
6,000,000	Flagship Credit Auto Trust, Series 2016-3-B	2.43%	^	06/15/2021	6,002,867
12,750,000	Flagship Credit Auto Trust, Series 2016-4-B	2.41%	^	10/15/2021	12,710,284
15,000,000	Flagship Credit Auto Trust, Series 2017-1-B	2.83%	^	03/15/2023	15,044,613
38,372	GM Financial Automobile Leasing Trust, Series 2017-2-A1	1.25%		06/20/2018	38,372
12,822,217	Invitation Homes Trust, Series 2015-SFR3-A (1 Month LIBOR USD + 1.30%)	2.76%	^	08/17/2032	12,913,658
5,057,643	LendingClub Issuance Trust, Series 2016-NP2-A	3.00%	^	01/17/2023	5,064,573
17,750,000	Lendmark Funding Trust, Series 2016-2A-A	3.26%	^	04/21/2025	17,835,821
10,000,000	Mariner Finance Issuance Trust, Series 2017-AA-A	3.62%	^	02/20/2029	10,067,154
1,031,286	MarketPlace Loan Trust, Series 2015-AV2-A	4.00%	^	10/15/2021	1,034,475
17,641,779	Marlette Funding Trust, Series 2017-2A-A	2.39%	^	07/15/2024	17,641,279
10,000,000	OneMain Financial Issuance Trust, Series 2015-1A-A	3.19%	^	03/18/2026	10,063,578
31,250,000	OneMain Financial Issuance Trust, Series 2017-1A-A1	2.37%	^	09/14/2032	30,985,494
10,000,000	Oportun Funding LLC, Series 2016-C-A	3.28%	^	11/08/2021	10,012,640
7,680,511	Progress Residential Trust, Series 2016-SFR1-A (1 Month LIBOR USD + 1.50%)	2.96%	^	09/17/2033	7,773,900
3,959,508	SCF Equipment Leasing LLC, Series 2017-1A-A	3.77%	^	01/20/2023	3,953,497
9,713,494	SCF Equipment Leasing LLC, Series 2017-2A-A	3.41%	^	12/20/2023	9,676,216
9,320,764	Sierra Timeshare Receivables Funding LLC, Series 2016-2A-A	2.33%	^	07/20/2033	9,253,652
855,183	SoFi Consumer Loan Program LLC, Series 2016-1-A	3.26%	^	08/25/2025	863,707
4,502,726	SoFi Consumer Loan Program LLC, Series 2016-3-A	3.05%	^	12/26/2025	4,527,392
7,550,248	SoFi Consumer Loan Program LLC, Series 2017-3-A	2.77%	^	05/25/2026	7,556,107
9,449,301	SoFi Consumer Loan Program LLC, Series 2017-6-A1	2.20%	^	11/25/2026	9,433,719
5,000,000	SoFi Consumer Loan Program LLC, Series 2017-6-A2	2.82%	^	11/25/2026	4,999,186
4,980,895	SoFi Consumer Loan Program Trust, Series 2016-2-A	3.09%	^	10/27/2025	5,066,012
9,555,355	SoFi Consumer Loan Program Trust, Series 2017-1-A	3.28%	^	01/26/2026	9,654,238
6,706,669	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	6,771,655
20,716,507	SoFi Consumer Loan Program Trust, Series 2017-5-A1	2.14%	^	09/25/2026	20,666,779
4,500,000	SoFi Consumer Loan Program Trust, Series 2017-5-A2	2.78%	^	09/25/2026	4,462,295
2,002,184	SoFi Professional Loan Program, Series 2013-A-A	3.75%	^	12/25/2029	2,022,488
691,880	SoFi Professional Loan Program, Series 2014-A-A2	3.02%	^	10/25/2027	695,782
3,166,768	SoFi Professional Loan Program, Series 2015-C-A2	2.51%	^	08/25/2033	3,156,117
6,041,628	SoFi Professional Loan Program, Series 2016-A-A2	2.76%	^	12/26/2036	6,038,820
5,000,000	SoFi Professional Loan Program, Series 2017-A-A2B	2.40%	^	03/26/2040	4,926,565
18,981,730	SoFi Professional Loan Program, Series 2017-B-A1FX	1.83%	^	05/25/2040	18,952,419
9,299,148	SoFi Professional Loan Program, Series 2017-C-A2A	1.75%	^	07/25/2040	9,263,496
21,799,997	SpringCastle America Funding LLC, Series 2016-AA-A	3.05%	^	04/25/2029	21,962,442
10,000,000	Springleaf Funding Trust, Series 2015-AA-A	3.16%	^	11/15/2024	10,041,353
15,810,000	Springleaf Funding Trust, Series 2016-AA-A	2.90%	^	11/15/2029	15,839,233
25,000,000	Springleaf Funding Trust, Series 2017-AA-A	2.68%	^	07/15/2030	24,804,642
571,638	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	567,045
1,982,083	TAL Advantage LLC, Series 2013-2A-A	3.55%	^	11/20/2038	1,978,638
7,000,000	Westlake Automobile Receivables Trust, Series 2016-2A-B	2.30%	^	11/15/2019	7,005,634
10,000,000	Westlake Automobile Receivables Trust, Series 2016-3A-C	2.46%	^	01/18/2022	9,950,886
20,000,000	Westlake Automobile Receivables Trust, Series 2017-2A-C	2.59%	^	12/15/2022	19,866,232

Total Asset Backed Obligations (Cost $508,390,294)					508,559,237

Bank Loans - 6.3%
11,897,155	Allison Transmission, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.00%)	3.57%		09/23/2022	11,997,924
5,000,000	American Airlines, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.00%)	3.57%		04/28/2023	5,002,100
5,865,750	American Airlines, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.00%)	3.48%		12/14/2023	5,865,398
5,642,500	Aramark Services, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.00%)	3.57%		03/28/2024	5,681,292
5,165,000	Aramark Services, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.00%)	3.57%		03/11/2025	5,198,108
10,346,448	Ashland LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.00%)	3.57%		05/17/2024	10,417,580
11,760,000	Axalta Coating Systems US Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2 (3 Month LIBOR USD + 2.00%)	3.69%		05/31/2024	11,822,152
12,000,216	Berry Plastics Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche M (1 Month LIBOR USD + 2.25%)	3.68%		10/01/2022	12,062,497
11,935,649	Burger King Restaurant Brands, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.25%)	3.82%		02/16/2024	11,945,197
10,710,000	Charter Communications Operating LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.00%)	3.57%		04/30/2025	10,729,117
11,659,065	CommScope, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.00%)	3.57%		12/29/2022	11,734,324
11,969,862	CSC Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.25%)	3.74%		07/17/2025	11,940,835
10,966,816	Dell International LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.00%)	3.57%		09/07/2023	10,974,328
11,882,480	Delta Air Lines, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1 (1 Month LIBOR USD + 2.50%)	3.99%		10/18/2018	11,964,172
12,099,675	ESH Hospitality, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.25%)	3.82%		08/30/2023	12,148,195
11,207,997	First Data Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.25%)	3.80%		04/26/2024	11,225,033
3,984,950	Gartner, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.00%)	3.57%		04/05/2024	4,004,875
11,868,086	Grifols Worldwide Operations USA, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Week LIBOR USD + 2.25%)	3.74%		01/31/2025	11,903,097
11,938,631	HCA Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B9 (1 Month LIBOR USD + 2.00%)	3.57%		03/17/2023	12,004,950
11,943,767	Hilton Worldwide, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2 (1 Month LIBOR USD + 2.00%)	3.55%		10/25/2023	12,016,147
11,625,000	INC Research Holdings Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.25%)	3.82%		08/01/2024	11,656,794
10,000,000	Jacobs Douwe Egberts International BV, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 2.25%)	3.69%		07/02/2022	10,060,450
6,533,951	KAR Auction Services, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B5 (3 Month LIBOR USD + 2.50%)	4.25%		03/09/2023	6,580,930
12,000,000	Level 3 Financing, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 2.25%)	3.70%		02/22/2024	12,017,160
8,311,050	Lockheed Martin Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.00%)	3.63%		08/16/2023	8,394,202
11,905,032	MGM Growth Properties LP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.25%)	3.82%		04/25/2023	11,966,640
11,885,300	Pinnacle Foods LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.00%)	3.37%		02/02/2024	11,977,708
5,985,000	Quintiles, Inc., Guaranteed Senior Secured 1st Lien Term Loan B2 (3 Month LIBOR USD + 2.00%)	3.69%		01/17/2025	6,019,743
11,829,575	RPI Finance Trust, Senior Secured 1st Lien Term Loan, Tranche B6 (3 Month LIBOR USD + 2.00%)	3.69%		03/27/2023	11,894,697
11,947,472	Servicemaster Company LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.50%)	4.07%		11/08/2023	12,010,196
6,000,000	Six Flags Entertainment Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.00%)	3.57%		06/30/2022	6,048,000
11,943,581	Sprint Communications, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.50%)	4.13%		02/02/2024	11,954,032
3,969,849	Tumi Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.25%)	3.82%		08/01/2023	3,997,559
6,246,842	Vantiv LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4 (1 Month LIBOR USD + 2.00%)	3.48%		08/09/2024	6,288,040
1,753,158	Vantiv LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1 (3 Month LIBOR USD + 2.00%)	3.32%		03/31/2025	1,763,756
6,830,000	VICI Properties LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.25%)	3.78%		12/20/2024	6,841,850
4,970,000	Virgin Media LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche K (1 Month LIBOR USD + 2.50%)	3.98%		01/15/2026	4,975,616

Total Bank Loans (Cost $345,382,045)					345,084,694

Collateralized Loan Obligations - 15.8%
10,500,000	AIMCO, Series 2014-AA-AR (3 Month LIBOR USD + 1.10%)	2.46%	^	07/20/2026	10,514,094
25,000,000	AIMCO, Series 2015-AA-AR (3 Month LIBOR USD + 0.85%)	0.01%	^	01/15/2028	25,000,000
7,500,000	ALM LLC, Series 2016-19A-A1 (3 Month LIBOR USD + 1.55%)	2.91%	^	07/15/2028	7,582,577
2,500,000	ALM LLC, Series 2016-19A-A2 (3 Month LIBOR USD + 2.20%)	3.56%	^	07/15/2028	2,580,736
9,975,000	Apidos Ltd., Series 2013-16A-A1R (3 Month LIBOR USD + 0.98%)	2.34%	^	01/19/2025	9,994,074
3,710,000	Arbor Realty Ltd., Series 2015-FL2A-C (1 Month LIBOR USD + 5.00%)	6.48%	^	09/15/2025	3,754,212
15,000,000	Arbor Realty Ltd., Series 2017-FL2-A (1 Month LIBOR USD + 0.99%)	2.40%	^	08/15/2027	15,116,955
35,236,010	Atrium Corporation, Series 10A-AR (3 Month LIBOR USD + 0.95%)	2.31%	^	07/16/2025	35,331,689
10,000,000	Babson Ltd., Series 2014-3A-AR (3 Month LIBOR USD + 1.32%)	2.68%	^	01/15/2026	10,064,110
6,700,000	BlueMountain Ltd., Series 2012-2A-AR (3 Month LIBOR USD + 1.42%)	2.86%	^	11/20/2028	6,752,322
35,000,000	BlueMountain Ltd., Series 2013-3A-AR (3 Month LIBOR USD + 0.89%)	2.27%	^	10/29/2025	34,997,049
15,000,000	BlueMountain Ltd., Series 2015-2A-A1 (3 Month LIBOR USD + 1.43%)	2.78%	^	07/18/2027	15,085,665
15,000,000	BlueMountain Ltd., Series 2015-3A-A1 (3 Month LIBOR USD + 1.48%)	2.84%	^	10/20/2027	15,130,891
18,490,238	Brookside Mill Ltd., Series 2013-1A-A1 (3 Month LIBOR USD + 1.15%)	2.50%	^	04/17/2025	18,518,702
9,000,000	Carlyle Global Market Strategies Ltd., Series 2015-1A-AR (3 Month LIBOR USD + 1.00%)	2.36%	^	04/20/2027	8,999,054
1,008,885	Cent Ltd., Series 2012-16A-A1AR (3 Month LIBOR USD + 1.25%)	2.63%	^	08/01/2024	1,012,145
25,000,000	CFIP Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 1.32%)	2.68%	^	07/13/2029	24,998,337
8,000,000	Crown Point Ltd., Series 2013-2A-A1LR (3 Month LIBOR USD + 0.59%)	1.95%	^	12/31/2023	8,003,814
25,000,000	Cutwater Ltd., Series 2014-1A-A1BR (3 Month LIBOR USD + 1.25%)	2.61%	^	07/15/2026	25,082,797
9,000,000	Halcyon Loan Advisors Funding Ltd., Series 2012-1X-A2 (3 Month LIBOR USD + 2.50%)	3.92%		08/15/2023	9,069,077
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-1A-A1R (3 Month LIBOR USD + 1.13%)	2.48%	^	04/18/2026	1,000,183
2,250,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C (3 Month LIBOR USD + 3.50%)	4.88%	^	04/28/2025	2,249,983
49,275,000	Halcyon Loan Advisors Funding Ltd., Series 2015-2A-A (3 Month LIBOR USD + 1.39%)	2.76%	^	07/25/2027	49,457,780
25,000,000	Halcyon Loan Advisors Funding Ltd., Series 2015-3A-A1R (3 Month LIBOR USD + 0.90%)	0.01%	^	10/18/2027	25,006,615
9,000,000	Harbourview Ltd., Series 7A-A1R (3 Month LIBOR USD + 1.25%)	2.69%	^	11/18/2026	9,017,045
25,000,000	HLA Ltd., Series 2014-3A-AR (3 Month LIBOR USD + 1.10%)	2.46%	^	10/22/2025	24,997,382
7,250,000	Hunt Ltd., Series 2017-FL1-B (1 Month LIBOR USD + 1.65%)	3.13%	^	08/15/2034	7,331,084
10,000,000	Jamestown Ltd., Series 2014-4A-A1AR (3 Month LIBOR USD + 0.69%)	2.05%	^	07/15/2026	9,986,828
10,500,000	Jamestown Ltd., Series 2015-6A-A1AR (3 Month LIBOR USD + 1.15%)	2.59%	^	02/20/2027	10,524,783
31,000,000	Jamestown Ltd., Series 2016-9A-A1B (3 Month LIBOR USD + 1.50%)	2.86%	^	10/20/2028	31,282,119
5,500,000	LCM LP, Series 16A-AR (3 Month LIBOR USD + 1.03%)	2.39%	^	07/15/2026	5,509,605
5,235,000	Magnetite Ltd., Series 2014-9A-A1R (3 Month LIBOR USD + 1.00%)	2.37%	^	07/25/2026	5,246,633
3,000,000	Marathon Ltd., Series 2017-9A-A2 (3 Month LIBOR USD + 1.75%)	3.11%	^	04/15/2029	3,017,368
41,500,000	Midocean Credit, Series 2017-7A-A1 (3 Month LIBOR USD + 1.32%)	2.68%	^	07/15/2029	41,684,246
30,000,000	MP Ltd., Series 2013-2A-ARR (3 Month LIBOR USD + 1.28%)	2.65%	^	07/25/2029	29,987,672
3,500,000	MP Ltd., Series 2014-2A-AR (3 Month LIBOR USD + 1.20%)	2.56%	^	01/15/2027	3,508,875
15,195,111	NewMark Capital Funding Ltd., Series 2013-1A-A2 (3 Month LIBOR USD + 1.12%)	2.61%	^	06/02/2025	15,234,176
20,000,000	OCP Ltd., Series 2012-2A-A1R (3 Month LIBOR USD + 1.40%)	2.85%	^	11/22/2025	20,133,900
8,000,000	OCP Ltd., Series 2014-5A-A1 (3 Month LIBOR USD + 1.00%)	2.37%	^	04/26/2026	8,004,700
8,750,000	Octagon Investment Partners Ltd., Series 2016-1A-B (3 Month LIBOR USD + 2.15%)	3.51%	^	07/15/2027	8,774,641
15,000,000	Octagon Loan Funding Ltd., Series 2014-1A-A1R (3 Month LIBOR USD + 1.14%)	2.58%	^	11/18/2026	15,080,995
13,500,000	Palmer Square Loan Funding Ltd., Series 2017-1A-A1 (3 Month LIBOR USD + 0.74%)	2.06%	^	10/15/2025	13,503,364
10,225,244	Palmer Square Ltd., Series 2013-1A-A1R (3 Month LIBOR USD + 0.97%)	2.39%	^	05/15/2025	10,244,651
16,000,000	Palmer Square Ltd., Series 2014-1A-A1R (3 Month LIBOR USD + 1.37%)	2.72%	^	01/17/2027	16,101,619
25,000,000	Race Point Ltd., Series 2015-9A-A1AR (3 Month LIBOR USD + 1.21%)	2.57%	^	10/15/2030	25,156,576
27,100,000	Shackleton Ltd., Series 2016-9A-A (3 Month LIBOR USD + 1.50%)	2.86%	^	10/20/2028	27,396,974
3,000,000	Sound Harbor Loan Fund Ltd., Series 2014-1A-A1R (3 Month LIBOR USD + 1.20%)	2.58%	^	10/30/2026	3,009,653
2,000,000	Steele Creek Ltd., Series 2014-1A-A1R (3 Month LIBOR USD + 1.33%)	2.77%	^	08/21/2026	2,011,884
24,400,000	Steele Creek Ltd., Series 2014-1A-A2R (3 Month LIBOR USD + 1.33%)	2.77%	^	08/21/2026	24,544,990
3,432,348	Symphony Ltd., Series 2012-8A-AR (3 Month LIBOR USD + 1.10%)	2.45%	^	01/09/2023	3,435,645
20,000,000	TCI-Flatiron Ltd., Series 2016-1A-A (3 Month LIBOR USD + 1.55%)	2.90%	^	07/17/2028	20,194,882
1,021,920	Tryon Park Ltd., Series 2013-1A-A1 (3 Month LIBOR USD + 1.12%)	2.48%	^	07/15/2025	1,024,645
14,000,000	Venture Ltd., Series 2014-17A-AR (3 Month LIBOR USD + 1.08%)	2.44%	^	07/15/2026	14,000,861
1,000,000	Venture Ltd., Series 2014-17A-B2R (3 Month LIBOR USD + 1.60%)	2.96%	^	07/15/2026	1,000,049
10,000,000	Venture Ltd., Series 2016-23A-A (3 Month LIBOR USD + 1.65%)	3.01%	^	07/19/2028	10,039,106
30,000,000	Vibrant Ltd., Series 2015-3A-A1R (3 Month LIBOR USD + 1.48%)	2.84%	^	04/20/2026	30,336,065
5,000,000	Vibrant Ltd., Series 2016-5A-A (3 Month LIBOR USD + 1.55%)	2.91%	^	01/20/2029	5,064,373
2,247,956	Voya Ltd., Series 2013-2A-A1 (3 Month LIBOR USD + 1.15%)	2.52%	^	04/25/2025	2,254,565
4,373,846	Wasatch Ltd., Series 2006-1A-A1B (3 Month LIBOR USD + 0.24%)	1.65%	^	11/14/2022	4,355,753
20,000,000	Wellfleet Ltd., Series 2017-2A-A1 (3 Month LIBOR USD + 1.25%)	2.63%	^	10/20/2029	20,044,552
2,500,000	WhiteHorse Ltd., Series 2012-1A-B1L (3 Month LIBOR USD + 4.25%)	5.63%	^	02/03/2025	2,503,633
5,000,000	WhiteHorse Ltd., Series 2013-1A-A1L (3 Month LIBOR USD + 1.40%)	2.85%	^	11/24/2025	5,028,939
3,250,000	WhiteHorse Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 0.90%)	2.28%	^	05/01/2026	3,252,264
5,000,000	Zais Ltd., Series 2014-2A-A1AR (3 Month LIBOR USD + 1.20%)	2.57%	^	07/25/2026	5,013,268

Total Collateralized Loan Obligations (Cost $860,434,365)					864,143,224

Foreign Corporate Bonds - 14.9%
10,000,000	Adani Ports & Special Economic Zone Ltd.	3.50%		07/29/2020	10,117,660
9,501,000	AerCap Holdings N.V.	4.63%		10/30/2020	9,965,605
3,550,000	Agromercantil Senior Trust	6.25%		04/10/2019	3,662,712
1,450,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	1,496,037
8,175,000	Alibaba Group Holding Ltd.	2.50%		11/28/2019	8,200,070
3,825,000	Alibaba Group Holding Ltd.	3.13%		11/28/2021	3,876,532
3,898,000	America Movil S.A.B. de C.V.	5.00%		03/30/2020	4,112,268
9,000,000	America Movil SAB de C.V.	3.13%		07/16/2022	9,122,935
10,540,000	AstraZeneca PLC	2.38%		11/16/2020	10,530,506
12,900,000	Axiata SPV2 BHD	3.47%		11/19/2020	13,069,403
7,000,000	Banco Davivienda S.A.	2.95%		01/29/2018	7,007,000
9,000,000	Banco de Costa Rica	5.25%		08/12/2018	9,033,750
3,000,000	Banco de Credito del Peru	2.75%		01/09/2018	3,007,500
2,000,000	Banco de Credito del Peru	2.75%	^	01/09/2018	2,005,000
700,000	Banco de Credito del Peru	2.25%	^	10/25/2019	700,875
200,000	Banco de Credito del Peru	2.25%		10/25/2019	200,250
7,300,000	Banco de Credito del Peru	5.38%		09/16/2020	7,792,750
19,800,000	Banco del Estado de Chile	3.88%		02/08/2022	20,673,147
1,000,000	Banco GNB Sudameris S.A.	3.88%	^	05/02/2018	1,003,000
9,000,000	Banco GNB Sudameris S.A.	3.88%		05/02/2018	9,027,000
16,842,000	Banco International del Peru S.A.A.	5.75%		10/07/2020	18,147,255
11,431,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%		05/07/2020	11,588,176
9,000,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	9,070,470
1,000,000	Banco Regional SAECA	8.13%		01/24/2019	1,047,700
6,598,000	Banco Santander	3.88%		09/20/2022	6,878,505
12,500,000	Banco Santander (5 Year CMT Rate + 4.58%)	5.95%		01/30/2024	13,046,875
2,400,000	Banistmo S.A.	3.65%	^	09/19/2022	2,376,000
10,975,000	Bank of Nova Scotia	2.15%		07/14/2020	10,923,967
8,750,000	BBVA Banco Continental S.A.	3.25%		04/08/2018	8,786,750
11,438,000	BDO Unibank, Inc.	2.63%		10/24/2021	11,345,535
11,350,000	BDO Unibank, Inc.	2.95%		03/06/2023	11,170,227
17,400,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	18,407,460
9,000,000	Bharti Airtel Ltd.	5.13%		03/11/2023	9,555,201
6,885,000	BP Capital Markets PLC	1.68%		05/03/2019	6,849,532
745,000	BP Capital Markets PLC	1.77%		09/19/2019	740,879
2,351,000	BP Capital Markets PLC	2.32%		02/13/2020	2,357,309
6,860,000	British Telecommunications PLC	5.95%		01/15/2018	6,869,237
9,993,000	Celulosa Arauco y Constitucion S.A.	4.75%		01/11/2022	10,596,525
2,000,000	CK Hutchison International Ltd.	2.88%		04/05/2022	1,994,105
21,000,000	CK Hutchison International Ltd.	2.88%	^	04/05/2022	20,938,102
8,000,000	CNOOC Finance Ltd.	2.63%		05/05/2020	7,983,396
13,000,000	CNOOC Finance Ltd.	3.88%		05/02/2022	13,416,156
15,391,000	CNPC General Capital Ltd.	3.95%		04/19/2022	15,984,624
6,100,000	CNPC Overseas Capital Ltd.	4.50%		04/28/2021	6,412,124
500,000	Coca-Cola Femsa S.A.B. de C.V.	4.63%		02/15/2020	524,222
8,500,000	Comision Federal de Electricidad	4.88%		05/26/2021	9,024,875
7,946,000	Commonwealth Bank of Australia	2.25%	^	03/10/2020	7,923,595
2,835,000	Commonwealth Bank of Australia	2.05%	^	09/18/2020	2,806,183
10,500,000	Corpbanca S.A.	3.13%		01/15/2018	10,503,155
2,900,000	Corpbanca S.A.	3.88%		09/22/2019	2,960,234
4,000,000	Corporacion Financiera de Desarrollo S.A.	3.25%		07/15/2019	4,040,000
4,000,000	Corporacion Financiera de Desarrollo S.A.	3.25%	^	07/15/2019	4,040,000
4,300,000	DBS Group Holdings Ltd. (3 Month LIBOR USD + 0.62%)	1.99%		07/25/2022	4,325,832
5,200,000	DBS Group Holdings Ltd. (3 Month LIBOR USD + 0.62%)	1.99%	^	07/25/2022	5,231,238
14,000,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	12/29/2049	13,972,462
5,600,000	Delek & Avner Tamar Bond Ltd.	3.84%	^	12/30/2018	5,617,052
6,320,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	6,345,786
2,500,000	Digicel Ltd.	8.25%		09/30/2020	2,465,750
2,800,000	Empresa de Energia de Bogota S.A.	6.13%		11/10/2021	2,859,500
5,000,000	Empresas Publicas de Medellin E.S.P.	7.63%		07/29/2019	5,387,500
10,577,345	ENA Norte Trust	4.95%		04/25/2023	11,040,104
3,695,000	Export-Import Bank of India	2.75%		04/01/2020	3,694,693
13,350,000	Export-Import Bank of India	3.13%		07/20/2021	13,435,947
3,305,000	Export-Import Bank of India (3 Month LIBOR USD + 1.00%)	2.44%		08/21/2022	3,322,467
3,000,000	Fondo Mivivienda S.A.	3.38%	^	04/02/2019	3,033,750
10,800,000	Fondo Mivivienda S.A.	3.38%		04/02/2019	10,921,500
500,000	Fondo Mivivienda S.A.	3.50%		01/31/2023	503,200
4,000,000	Fondo Mivivienda S.A.	3.50%	^	01/31/2023	4,025,600
3,000,000	Global Bank Corporation	5.13%		10/30/2019	3,108,600
4,000,000	Global Bank Corporation	5.13%	^	10/30/2019	4,144,800
4,000,000	Global Bank Corporation	4.50%		10/20/2021	4,084,800
1,900,000	Global Bank Corporation	4.50%	^	10/20/2021	1,940,280
500,000	Grupo Bimbo S.A.B. de C.V.	4.88%		06/30/2020	526,601
500,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	472,500
6,635,872	Guanay Finance Ltd.	6.00%		12/15/2020	6,848,552
7,635,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	8,301,131
1,181,005	Interoceanica Finance Ltd.	0.00%		11/30/2018	1,160,337
10,725,000	Inversiones CMPC S.A.	4.50%		04/25/2022	11,266,225
1,500,000	IOI Investment BHD	4.38%		06/27/2022	1,549,047
9,000,000	Israel Electric Corporation Ltd.	5.63%		06/21/2018	9,135,000
9,996,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	10,227,048
9,920,000	Medtronic Global Holdings S.C.A.	1.70%		03/28/2019	9,879,855
7,470,000	ONGC Videsh Ltd.	3.25%		07/15/2019	7,519,675
11,000,000	ONGC Videsh Ltd.	2.88%		01/27/2022	10,884,423
4,300,000	ONGC Videsh Ltd.	3.75%		05/07/2023	4,377,753
7,612,000	Orange S.A.	2.75%		02/06/2019	7,655,597
1,355,000	Orange S.A.	1.63%		11/03/2019	1,338,567
19,000,000	Oversea-Chinese Banking Corporation (5 Year Swap Rate USD + 2.20%)	4.00%		10/15/2024	19,353,976
6,100,000	Panama Metro Line SP	0.00%	^	12/05/2022	5,612,000
26,896	Peru Enhanced Pass-Through Finance Ltd.	0.00%	^	05/31/2018	26,694
1,032,331	Peru Enhanced Pass-Through Finance Ltd.	0.00%		05/31/2018	1,024,589
11,252,000	Petronas Capital Ltd.	3.13%		03/18/2022	11,402,856
12,600,000	Petronas Global Sukuk Ltd.	2.71%		03/18/2020	12,629,383
6,577,000	PSA International Ltd.	4.63%		09/11/2019	6,817,791
298,000	PSA International Ltd.	3.88%		02/11/2021	309,810
3,500,000	Reliance Holdings, Inc.	4.50%		10/19/2020	3,661,455
17,560,000	Reliance Holdings, Inc.	5.40%		02/14/2022	19,087,743
1,900,000	SACI Falabella	3.75%		04/30/2023	1,950,223
5,282,000	Shell International Finance B.V.	1.38%		05/10/2019	5,237,114
11,270,000	Shire Acquisitions Investments Ireland DAC	1.90%		09/23/2019	11,171,457
5,200,000	Sinopec Group Overseas Development Ltd.	2.50%		04/28/2020	5,174,149
1,800,000	Sinopec Group Overseas Development Ltd.	2.50%	^	04/28/2020	1,791,052
4,200,000	Sinopec Group Overseas Development Ltd.	2.75%		05/03/2021	4,189,781
990,000	Sinopec Group Overseas Development Ltd.	2.00%		09/29/2021	960,121
3,000,000	Sinopec Group Overseas Development Ltd.	2.00%	^	09/29/2021	2,909,457
3,710,000	Sinopec Group Overseas Development Ltd.	3.00%	^	04/12/2022	3,706,067
4,000,000	Sinopec Group Overseas Development Ltd.	3.00%		04/12/2022	3,995,760
9,189,000	SPC Panama Metro Line	0.00%		12/05/2022	8,453,880
10,320,000	Sumitomo Mitsui Financial Group, Inc.	2.06%		07/14/2021	10,117,826
200,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	206,102
17,000,000	Telefonica Chile S.A.	3.88%		10/12/2022	17,562,716
2,250,000	Temasek Financial Ltd.	2.38%		01/23/2023	2,225,839
1,400,000	Tencent Holdings Ltd.	2.88%	^	02/11/2020	1,408,511
1,000,000	Tencent Holdings Ltd.	2.88%		02/11/2020	1,006,080
575,000	Transportadora de Gas Internacional S.A.	5.70%	^	03/20/2022	591,100
14,525,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	14,931,700
6,615,000	UBS AG	2.45%	^	12/01/2020	6,598,747
12,902,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.00%)	3.75%		09/19/2024	13,102,691
1,550,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	1,562,601
3,852,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.65%)	2.88%		03/08/2027	3,780,561
1,605,000	UPL Corporation	3.25%		10/13/2021	1,602,462
2,930,000	Westpac Banking Corporation	1.95%		11/23/2018	2,926,824
4,825,000	Westpac Banking Corporation	1.60%		08/19/2019	4,775,530

Total Foreign Corporate Bonds (Cost $812,680,705)					815,380,194

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 3.3%
100,000	Brazilian Government International Bond	8.00%		01/15/2018	101,020
16,471,000	Chile Government International Bond	2.25%		10/30/2022	16,289,819
21,800,000	Chile International Government Bond	3.25%		09/14/2021	22,459,450
1,210,000	Costa Rica Government International Bond	10.00%		08/01/2020	1,394,525
14,600,000	Dominican Republic International Bond	7.50%		05/06/2021	15,968,750
5,000,000	Indonesia Government International Bond	6.13%		03/15/2019	5,242,050
19,060,000	Indonesia Government International Bond	4.88%		05/05/2021	20,363,304
6,740,000	Indonesia Government International Bond	3.70%	^	01/08/2022	6,933,890
20,600,000	Israel Government International Bond	4.00%		06/30/2022	21,883,174
14,500,000	Mexico Government International Bond	3.63%		03/15/2022	15,101,750
2,000,000	Panama Government International Bond	5.20%		01/30/2020	2,113,000
32,200,000	Philippine Government International Bond	4.00%		01/15/2021	33,852,568
6,000,000	Republic of Poland Government International Bond	5.13%		04/21/2021	6,501,840
11,160,000	Wakala Global Sukuk BHD	4.65%		07/06/2021	11,927,808

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $180,184,072)					180,132,948

Non-Agency Commercial Mortgage Backed Obligations - 13.6%
1,507,000	A10 LLC, Series 2016-1-A1	2.42%	^	03/15/2035	1,510,934
3,787,866	Asset Securitization Corporation, Series 1997-D4-PS1	1.72%	# I/O	04/14/2029	2,559
12,019,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.30%)	4.53%	^	11/15/2019	12,004,084
705,329	Banc of America Commercial Mortgage Trust, Series 2007-5-AM	5.77%	#	02/10/2051	705,051
192,448,311	BANK, Series 2017-BNK5-XA	1.11%	# I/O	06/15/2060	13,963,953
104,884,156	BANK, Series 2017-BNK6-XA	0.88%	# I/O	07/15/2060	6,430,563
47,758,000	BANK, Series 2017-BNK9-XA	0.83%	# I/O	11/15/2054	3,031,472
95,908,441	Barclays Commercial Mortgage Securities LLC, Series 2017-C1-XA	1.52%	# I/O	02/15/2050	9,929,784
2,261,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-C (1 Month LIBOR USD + 1.20%)	2.68%	^	08/15/2036	2,260,575
2,577,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-D (1 Month LIBOR USD + 1.70%)	3.18%	^	08/15/2036	2,576,576
5,399,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-E (1 Month LIBOR USD + 2.50%)	3.98%	^	08/15/2036	5,404,500
5,175,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%)	4.98%	^	08/15/2036	5,190,542
9,971,000	Barclays Commercial Mortgage Securities, LLC, Series 2014-BXO-E (1 Month LIBOR USD + 3.75%)	5.23%	^	08/15/2027	10,005,828
11,694,000	BBCMS Mortgage Trust, Series 2017-GLKS-E (1 Month LIBOR USD + 2.85%)	4.10%	^	11/15/2034	11,705,841
1,536,246	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10-AJ	5.59%	#	12/11/2040	1,635,849
5,209,139	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.54%	#	01/12/2045	4,924,111
10,734,000	Bsprt Issuer Ltd., Series 2017-FL1-A (1 Month LIBOR USD + 1.35%)	2.83%	^	06/15/2027	10,775,567
6,888,000	Bsprt Issuer Ltd., Series 2017-FL2-A (1 Month LIBOR USD + 0.82%)	2.30%	^	10/15/2034	6,895,123
2,411,000	Bsprt Issuer Ltd., Series 2017-FL2-AS (1 Month LIBOR USD + 1.10%)	2.35%	^	10/15/2034	2,414,182
2,411,000	Bsprt Issuer Ltd., Series 2017-FL2-B (1 Month LIBOR USD + 1.40%)	2.65%	^	10/15/2034	2,418,478
4,425,000	BX Trust, Series 2017-APPL-D (1 Month LIBOR USD + 2.05%)	3.53%	^	07/15/2034	4,443,897
6,847,000	BX Trust, Series 2017-APPL-E (1 Month LIBOR USD + 3.15%)	4.63%	^	07/15/2034	6,894,724
6,117,000	BX Trust, Series 2017-FL1-C (1 Month LIBOR USD + 1.95%)	3.31%	^	06/14/2035	6,132,286
4,460,000	BX Trust, Series 2017-IMC-D (1 Month LIBOR USD + 2.25%)	3.50%	^	10/15/2032	4,473,520
7,194,000	BX Trust, Series 2017-IMC-E (1 Month LIBOR USD + 3.25%)	4.50%	^	10/15/2032	7,225,049
7,099,000	BX Trust, Series 2017-SLCT-D (1 Month LIBOR USD + 2.05%)	3.53%	^	07/15/2034	7,110,123
11,674,000	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.15%)	4.63%	^	07/15/2034	11,732,393
26,405,962	CD Commercial Mortgage Trust, Series 2017-CD4-XA	1.33%	# I/O	05/10/2050	2,382,206
117,635,782	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.67%	# I/O	06/15/2050	12,905,157
42,452,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-XB	0.96%	# I/O	06/15/2050	3,298,539
3,175,137	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2-A (1 Month LIBOR USD + 1.85%)	3.33%	^	11/15/2031	3,176,731
4,697,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-D (1 Month LIBOR USD + 1.60%)	3.08%	^	07/15/2028	4,702,562
6,576,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-E (1 Month LIBOR USD + 2.15%)	3.63%	^	07/15/2028	6,585,452
3,676,000	Chicago Skyscraper Trust, Series 2017-SKY-B (1 Month LIBOR USD + 1.10%)	2.58%	^	02/15/2030	3,684,260
2,036,000	Chicago Skyscraper Trust, Series 2017-SKY-C (1 Month LIBOR USD + 1.25%)	2.73%	^	02/15/2030	2,043,145
7,731,000	CHT Mortgage Trust, Series 2017-CSMO-E (1 Month LIBOR USD + 3.00%)	4.38%	^	11/15/2036	7,760,521
4,123,000	CHT Mortgage Trust, Series 2017-CSMO-F (1 Month LIBOR USD + 3.74%)	5.12%	^	11/15/2036	4,135,431
7,886,500	Citigroup Commercial Mortgage Trust, Series 2008-C7-AM	6.19%	#	12/10/2049	7,901,715
34,584,953	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.34%	# I/O	02/10/2049	2,766,509
65,472,998	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.71%	# I/O	04/15/2049	6,532,824
6,919,000	CLNS Trust, Series 2017-IKPR-D (1 Month LIBOR USD + 0.00%)	3.48%	^	06/11/2032	6,934,608
6,919,000	CLNS Trust, Series 2017-IKPR-E (1 Month LIBOR USD + 3.50%)	4.93%	^	06/11/2032	6,955,043
10,907,457	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	11,060,686
5,642,000	Cold Storage Trust, Series 2017-ICE3-A (1 Month LIBOR USD + 1.00%)	2.48%	^	04/15/2036	5,666,150
6,884,000	Cold Storage Trust, Series 2017-ICE3-C (1 Month LIBOR USD + 1.35%)	2.83%	^	04/15/2036	6,911,694
8,146,848	Commercial Mortgage Pass-Through Certificates, Series 2012-CR2-XA	1.66%	# I/O	08/15/2045	508,579
128,166,366	Commercial Mortgage Pass-Through Certificates, Series 2013-CR12-XA	1.29%	# I/O	10/10/2046	6,540,483
32,321,652	Commercial Mortgage Pass-Through Certificates, Series 2013-LC6-XA	1.46%	# I/O	01/10/2046	1,776,550
3,890,000	Commercial Mortgage Pass-Through Certificates, Series 2014-TWC-C (1 Month LIBOR USD + 1.85%)	3.28%	^	02/13/2032	3,897,999
67,671,750	Commercial Mortgage Pass-Through Certificates, Series 2017-COR2-XA	1.19%	# I/O	09/10/2050	6,024,836
175,036,016	Commercial Pass-Through Certificates, Series 2015-CR25-XA	0.95%	# I/O	08/10/2048	9,517,916
350,627	Countrywide Commercial Mortgage Trust, Series 2007-MF1-A	6.29%	# ^	11/12/2043	349,961
6,644,532	Credit Suisse Mortgage Capital Certificates, Series 2008-C1-AM	6.33%	# ^	02/15/2041	6,639,985
5,464,000	Credit Suisse Mortgage Trust, Series 2017-LSTK-C	3.23%	^	04/05/2033	5,491,228
6,501,000	Credit Suisse Mortgage Trust, Series 2017-LSTK-D	3.33%	# ^	04/05/2033	6,478,304
127,405,670	CSAIL Commercial Mortgage Trust, Series 2017-C8-XA	1.26%	# I/O	06/15/2050	10,157,927
20,167,672	CSAIL Commercial Mortgage Trust, Series 2017-CX9-XA	0.90%	# I/O	09/15/2050	1,038,125
3,435,000	CSMC Mortgage Securities Trust, Series 2017-HD-B (1 Month LIBOR USD + 1.35%)	2.83%	^	02/15/2031	3,441,988
1,649,000	CSMC Mortgage Securities Trust, Series 2017-HD-C (1 Month LIBOR USD + 1.70%)	3.18%	^	02/15/2031	1,652,429
3,559,000	CSMC Mortgage Securities Trust, Series 2017-HD-D (1 Month LIBOR USD + 2.50%)	3.98%	^	02/15/2031	3,568,033
811,000	CSMC Mortgage Securities Trust, Series 2017-LSTK-E	3.33%	# ^	04/05/2033	803,776
10,862,000	CSMC Trust, Series 2017-CHOP-D (1 Month LIBOR USD + 1.90%)	3.38%	^	07/15/2032	10,873,236
12,925,000	DBCG Mortgage Trust, Series 2017-BBG-B (1 Month LIBOR USD + 0.85%)	2.33%	^	06/15/2034	12,949,242
10,497,000	GE Commercial Mortgage Corporation Trust, Series 2007-C1-AM	5.61%	#	12/10/2049	10,626,002
3,487,000	Great Wolf Trust, Series 2017-WOLF-D (1 Month LIBOR USD + 2.10%)	3.73%	^	09/15/2034	3,493,455
5,404,000	Great Wolf Trust, Series 2017-WOLF-E (1 Month LIBOR USD + 3.10%)	4.73%	^	09/15/2034	5,420,887
2,876,000	Great Wolf Trust, Series 2017-WOLF-F (1 Month LIBOR USD + 4.07%)	5.70%	^	09/15/2034	2,888,276
19,136,993	GS Mortgage Securities Trust, Series 2013-GC14-A2	3.00%		08/10/2046	19,194,132
6,788,000	GS Mortgage Securities Trust, Series 2017-500K-E (1 Month LIBOR USD + 1.50%)	2.98%	^	07/15/2032	6,801,816
4,669,000	GS Mortgage Securities Trust, Series 2017-500K-F (1 Month LIBOR USD + 1.80%)	3.28%	^	07/15/2032	4,681,441
2,970,000	GS Mortgage Securities Trust, Series 2017-500K-G (1 Month LIBOR USD + 2.50%)	3.98%	^	07/15/2032	2,976,403
145,982,272	GS Mortgage Securities Trust, Series 2017-GS6-XA	1.05%	# I/O	05/10/2050	11,778,404
133,850,792	GS Mortgage Securities Trust, Series 2017-GS7-XA	1.14%	# I/O	08/10/2050	11,228,663
154,393,247	GS Mortgage Securities Trust, Series 2017-GS8-XA	0.98%	# I/O	11/10/2050	11,543,968
4,285,966	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	4,294,699
2,835,743	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-C1-AM	5.95%	#	02/15/2051	2,831,016
3,550,788	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AM	5.47%	#	06/12/2047	3,545,265
9,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-PHH-D (1 Month LIBOR USD + 2.65%)	4.13%	^	08/15/2027	9,011,188
5,536,718	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-A1	1.95%		01/15/2049	5,515,848
2,684,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-B (1 Month LIBOR USD + 1.00%)	2.48%	^	06/15/2032	2,696,986
2,027,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-C (1 Month LIBOR USD + 1.25%)	2.73%	^	06/15/2032	2,036,869
6,562,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-D (1 Month LIBOR USD + 1.90%)	3.38%	^	06/15/2032	6,564,494
2,836,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-C (1 Month LIBOR USD + 1.25%)	2.73%	^	07/15/2034	2,841,440
2,661,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-D (1 Month LIBOR USD + 1.95%)	3.43%	^	07/15/2034	2,667,115
2,356,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-E (1 Month LIBOR USD + 2.95%)	4.43%	^	07/15/2034	2,365,951
3,316,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-F (1 Month LIBOR USD + 3.75%)	5.23%	^	07/15/2034	3,335,642
1,793,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	1,796,331
4,767,942	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11-AM	6.01%	#	06/15/2049	4,872,499
3,850,848	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	3,866,107
2,020,295	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2008-C2-A4	6.07%		02/12/2051	2,017,701
21,162,818	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20-XA	1.10%	# I/O	07/15/2047	829,530
2,722,908	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL6-A (1 Month LIBOR USD + 1.40%)	2.88%	^	11/15/2031	2,726,930
9,412,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FRR1-A707	4.35%	^	01/27/2047	9,406,433
1,387,382	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-FL7-C (1 Month LIBOR USD + 2.85%)	4.33%	^	05/15/2028	1,383,576
6,280,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH-B (1 Month LIBOR USD + 2.15%)	3.63%	^	10/15/2034	6,301,620
3,545,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH-C (1 Month LIBOR USD + 2.75%)	4.23%	^	10/15/2034	3,561,720
72,203,864	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.81%	#I/O	12/15/2049	3,257,333
92,527,546	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.48%	#I/O	11/15/2048	5,584,509
3,792,000	LCCM, Series 2014-PKMD-MRC	2.86%	# ^	11/14/2027	3,786,997
8,385,000	LMREC, Inc., Series 2015-CRE1-A (1 Month LIBOR USD + 1.75%)	3.28%	^	02/22/2032	8,498,801
79,425,557	LSTAR Commercial Mortgage Trust, Series 2017-5-X	1.23%	# ^ I/O	03/10/2050	3,961,143
9,341,000	Merrill Lynch Mortgage Trust, Series 2007-C1-AM	5.81%	#	06/12/2050	9,376,200
2,800,846	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5-XA	1.48%	# ^ I/O	08/15/2045	149,439
15,378,104	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-LNCX	0.60%	^ I/O	12/15/2046	554,458
19,368,324	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32-XA	0.77%	# I/O	12/15/2049	999,682
3,216,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%)	3.45%	^	11/15/2034	3,233,730
4,824,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%)	4.40%	^	11/15/2034	4,823,527
3,655,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%)	5.60%	^	11/15/2034	3,670,197
2,998,502	Morgan Stanley Capital, Inc., Series 2006-HQ10-X1	0.51%	# ^ I/O	11/12/2041	116
3,320,043	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	3,319,013
69,731,586	Morgan Stanley Capital, Inc., Series 2017-H1-XA	1.46%	# I/O	06/15/2050	6,608,818
4,707,883	Morgan Stanley Capital, Inc., Series 2017-PRME-A (1 Month LIBOR USD + 0.90%)	2.38%	^	02/15/2034	4,715,952
188,146	Morgan Stanley Re-Remic Trust, Series 2012-IO-AXA	1.00%	^	03/27/2051	186,025
11,570,078	Motel 6 Trust, Series 2017-MTL6-D (1 Month LIBOR USD + 2.15%)	3.63%	^	08/15/2034	11,604,513
8,436,821	RAIT Trust, Series 2017-FL7-A (1 Month LIBOR USD + 0.95%)	2.19%	^	06/15/2037	8,445,092
2,363,000	RAIT Trust, Series 2017-FL7-AS (1 Month LIBOR USD + 1.30%)	2.54%	^	06/15/2037	2,364,191
5,437,000	Rosslyn Portfolio Trust, Series 2017-ROSS-A (1 Month LIBOR USD + 0.95%)	2.43%	^	06/15/2033	5,365,098
5,437,000	Rosslyn Portfolio Trust, Series 2017-ROSS-B (1 Month LIBOR USD + 1.25%)	2.73%	^	06/15/2033	5,372,196
2,883,072	Sutherland Commercial Mortgage Loans LLC, Series 2015-SBC4-A	4.00%	^	06/25/2039	2,870,152
13,674,364	TRU Trust, Series 2016-TOYS-A (1 Month LIBOR USD + 2.25%)	3.73%	^	11/15/2030	13,617,831
29,072,790	UBS Commercial Mortgage Trust, Series 2012-C1-XA	2.08%	# ^I/O	05/10/2045	2,107,202
87,573,752	UBS Commercial Mortgage Trust, Series 2017-C1-XA	1.61%	# I/O	06/15/2050	9,777,855
107,339,367	UBS Commercial Mortgage Trust, Series 2017-C3-XA	1.14%	# I/O	08/15/2050	8,281,017
6,765,731	Velocity Commercial Capital Loan Trust, Series 2015-1-AFL (1 Month LIBOR USD + 2.43%)	3.98%	^	06/25/2045	6,880,057
7,131,988	VSD LLC, Series 2017-PLT1-A1	3.60%	^	12/25/2043	7,130,246
5,215,907	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25-F	5.19%	#	05/15/2043	5,205,549
1,602,086	Wachovia Bank Commercial Mortgage Trust, Series 2006-C26-AM	6.00%	#	06/15/2045	1,610,771
4,453,406	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AJ	5.63%	#	10/15/2048	4,482,433
5,321,525	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	5,416,017
13,504,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	6.01%	#	02/15/2051	13,746,397
5,253,254	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	6.01%	#	02/15/2051	5,245,851
32,203,176	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-XA	0.89%	# I/O	09/15/2058	1,633,793
52,387,761	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1-XA	1.80%	# I/O	08/15/2049	6,154,776
51,647,412	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1-XA	1.29%	# I/O	03/15/2050	4,793,205
11,946,000	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP-A (1 Month LIBOR USD + 0.00%)	2.23%	^	12/15/2022	11,962,158
13,395,449	WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	1.85%	# ^ I/O	08/15/2045	901,983

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $750,536,773)					741,708,124

Non-Agency Residential Collateralized Mortgage Obligations - 12.6%
23,821,457	Ajax Mortgage Loan Trust, Series 2017-C-A	3.75%	^ ß	07/25/2060	23,792,111
10,460,880	Angel Oak Mortgage Trust LLC, Series 2017-1-A1	2.81%	# ^	01/25/2047	10,413,066
5,101,002	Angel Oak Mortgage Trust LLC, Series 2017-1-A2	3.09%	# ^	01/25/2047	5,077,761
378,176	Banc of America Funding Corporation, Series 2005-E-6A1	3.68%	#	05/20/2035	382,873
2,041,114	Banc of America Mortgage Securities, Inc., Series 2005-E-2A1	3.78%	#	06/25/2035	1,938,398
9,786,439	Bayview Opportunity Master Fund Trust, Series 2017-RN6-A1	3.10%	^ ß	08/28/2032	9,810,199
31,941	BCAP LLC Trust, Series 2011-RR12-2A5	3.16%	# ^	12/26/2036	32,055
2,109,073	BCAP LLC Trust, Series 2011-RR1-8A3	6.00%	# ^Þ	08/28/2021	2,211,266
675,671	BCAP LLC Trust, Series 2013-RR1-4A2	4.00%	# ^	08/26/2037	679,721
2,995,334	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9-4A1	3.69%	#	02/25/2034	3,020,260
641,788	Bear Stearns Asset Backed Securities Trust, Series 2004-AC2-2A	5.00%		05/25/2034	642,488
17,529,415	CAM Mortgage Trust, Series 2017-1-A1	3.22%	^ ß	08/01/2057	17,542,780
12,886,055	Carrington Mortgage Loan Trust, Series 2007-FRE1-A2 (1 Month LIBOR USD + 0.20%)	1.75%		02/25/2037	12,829,944
9,449,264	CIM Trust, Series 2017-6-A1	3.02%	# ^	06/25/2057	9,374,298
28,996,182	CIM Trust, Series 2017-8-A1	3.00%	# ^	12/25/2065	29,061,476
2,175,811	Citicorp Residential Mortgage Securities, Inc., Series 2007-1-A4	5.51%	ß	03/25/2037	2,268,554
10,615,013	Citicorp Residential Mortgage Securities, Inc., Series 2007-2-A4	5.24%	ß	06/25/2037	10,816,651
2,201,955	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1-2A1 (1 Year CMT Rate + 2.40%)	3.71%		03/25/2036	2,113,602
5,372,160	COLT Mortgage Loan Trust, Series 2017-1-A2	2.82%	# ^	05/27/2047	5,386,521
55,630	Countrywide Asset-Backed Certificates, Series 2005-15-1AF6	3.99%	#	04/25/2036	56,366
6,248,280	Countrywide Home Loans, Series 2004-HYB9-1A1	3.51%	#	02/20/2035	6,327,970
62,519	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-5A1	5.25%		12/25/2020	61,884
11,598,335	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	3.48%	# ^	11/27/2037	11,718,642
2,927,329	Credit Suisse Mortgage Capital Certificates, Series 2013-3R-1A1	2.46%	# ^	04/27/2035	2,913,661
14,342,938	Credit Suisse Mortgage Trust, Series 2017-1A-A	4.50%	^	03/25/2021	14,493,576
14,509,991	Credit Suisse Mortgage Trust, Series 2017-6R1-A1	2.90%	#^	03/06/2047	14,730,982
10,616,605	CSMC Mortgage Securities Trust, Series 2017-3R-1A1	3.24%	#^	02/27/2047	10,754,834
23,803,940	CSMC Trust, Series 2015-RPL3-A1	3.75%	^ ß	12/25/2056	23,991,039
30,000,000	CSMC Trust, Series 2017-12R-A1	3.02%	#^	10/25/2046	30,000,000
5,544,823	Deephaven Residential Mortgage Trust, Series 2017-2A-A1	2.45%	# ^	06/25/2047	5,497,135
2,693,200	Deephaven Residential Mortgage Trust, Series 2017-2A-A2	2.61%	# ^	06/25/2047	2,670,148
3,960,588	Deephaven Residential Mortgage Trust, Series 2017-2A-A3	2.71%	# ^	06/25/2047	3,929,354
7,710,321	First Horizon Asset Securities, Inc., Series 2007-AR2-1A1	3.44%	#	08/25/2037	6,704,546
5,833,357	GCAT LLC, Series 2017-1-A1	3.38%	^ ß	03/25/2047	5,844,208
4,102,840	GCAT LLC, Series 2017-2-A1	3.50%	^ ß	04/25/2047	4,117,157
3,850,364	GSR Mortgage Loan Trust, Series 2005-AR7-3A1	3.72%	#	11/25/2035	3,709,502
173,876	GSR Mortgage Loan Trust, Series 2006-4F-2A7	5.50%		05/25/2036	442,294
17,885,915	Impac Secured Assets Trust, Series 2006-5-1A1C (1 Month LIBOR USD + 0.27%)	1.82%		02/25/2037	15,170,035
386,168	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	5.71%	ß	12/25/2036	407,243
84,264	JP Morgan Mortgage Trust, Series 2007-S1-1A1	5.00%		03/25/2022	83,107
48,346	JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	49,430
55,140	JP Morgan Resecuritization Trust, Series 2012-2-3A3	3.29%	# ^	10/26/2036	55,366
21,041,382	Legacy Mortgage Asset Trust, Series 2017-GS1-A1	3.50%	^ ß	01/25/2057	20,893,774
5,990,401	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	3.70%	#	04/25/2036	5,562,233
3,692,558	Merrill Lynch Mortgage Investors Trust, Series 2005-3-2A	3.27%	#	11/25/2035	3,660,803
25,815,005	Mill City Mortgage Loan trust, Series 2017-3-A1	2.75%	# ^	01/25/2061	25,844,574
15,994,116	Mill City Mortgage Loan Trust, Series 2017-1-A1	2.75%	# ^	11/25/2058	16,025,855
12,296	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2018	12,996
2,643,974	Morgan Stanley Re-Remic Trust, Series 2012-R3-2A (1 Month LIBOR USD + 0.23%)	1.56%	^	02/26/2037	2,607,531
5,652,297	Nationstar HECM Loan Trust, Series 2016-2A-A	2.24%	# ^	06/25/2026	5,661,595
14,495,766	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL1-A1	3.00%	^ ß	06/25/2057	14,510,377
119,676	Opteum Mortgage Acceptance Corporation, Series 2005-5-2AN	5.68%	#	12/25/2035	120,913
15,401,129	Pretium Mortgage Credit Partners LLC, Series 2016-NPL6-A1	3.50%	^ ß	10/27/2031	15,455,171
12,769,996	Pretium Mortgage Credit Partners LLC, Series 2017-NPL2-A1	3.25%	^ ß	03/28/2057	12,812,495
9,485,864	Pretium Mortgage Credit Partners LLC, Series 2017-NPL3-A1	3.25%	^ ß	06/29/2032	9,502,738
10,626,982	PRPM LLC, Series 2017-1A-A1	4.25%	^ ß	01/25/2022	10,640,833
638,706	Residential Asset Mortgage Products, Inc., Series 2005-EFC7-AI3 (1 Month LIBOR USD + 0.25%)	1.80%		12/25/2035	634,201
14,314	Residential Funding Mortgage Securities Trust, Series 2003-S16-A1	4.75%		09/25/2018	14,337
24,969,342	Sequoia Mortgage Trust, Series 2016-3-A11	3.00%	# ^	11/25/2046	25,079,058
13,203,042	SG Mortgage Securities Trust, Series 2017-1-A1	3.71%	# ^	04/25/2047	13,262,834
25,067,632	Shellpoint Co-Originator Trust, Series 2016-1-1A10	3.50%	# ^	11/25/2046	25,393,105
343,553	Structured Asset Securities Corporation, Series 2003-24A-1A3	3.34%	#	07/25/2033	346,808
168,933	Structured Asset Securities Corporation, Series 2005-10-6A1	5.00%		06/25/2020	171,512
1,589,805	Structured Asset Securities Corporation, Series 2006-OW1-A4 (1 Month LIBOR USD + 0.20%)	1.75%	^	12/25/2035	1,593,570
17,761,801	Towd Point Mortgage Trust, Series 2015-2-1A13	2.50%	# ^	11/25/2060	17,655,200
5,627,591	Velocity Commercial Capital Loan Trust, Series 2016-1-AFX	3.53%	# ^	04/25/2046	5,646,808
8,598,071	Velocity Commercial Capital Loan Trust, Series 2016-2-AFX	3.00%	#	10/25/2046	8,643,222
21,410,841	Velocity Commercial Capital Loan Trust, Series 2017-1-AFX	3.00%	# ^	05/25/2047	21,408,969
18,481,625	Verus Securitization Trust, Series 2017-1A-A1	2.85%	^ ß	01/25/2047	18,582,418
2,738,018	Verus Securitization Trust, Series 2017-1A-A2	3.16%	^ ß	01/25/2047	2,748,791
13,697,653	VOLT LLC, Series 2017-NPL1-A1	3.50%	^ ß	02/25/2047	13,750,559
7,807,434	VOLT LLC, Series 2017-NPL3-A1	3.50%	^ ß	03/25/2047	7,860,199
13,416,149	VOLT LLC, Series 2017-NPL6-A1	3.25%	^ ß	05/25/2047	13,482,424
16,538,380	VOLT LLC, Series 2017-NPL7-A1	3.25%	^ ß	04/25/2059	16,608,101
17,904,528	VOLT LLC, Series 2017-NPL8-A1	3.13%	^ ß	06/25/2047	17,956,186
19,224,538	VOLT LLC, Series 2017-NPL9-A1	3.13%	^ ß	09/25/2047	19,260,703
823,703	Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR16-A	3.45%	#	12/25/2032	809,545
9,102	Wells Fargo Alternative Loan Trust, Series 2007-PA5-2A1	6.00%		11/25/2022	9,105
2,412,900	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR6-5A1	3.53%	#	03/25/2036	2,421,826

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $686,530,003)					687,773,872

US Corporate Bonds - 7.7%
1,032,000	AbbVie, Inc.	1.80%		05/14/2018	1,031,586
8,032,000	Amazon.com, Inc.	2.60%		12/05/2019	8,116,653
2,890,000	Amazon.com, Inc.	1.90%	^	08/21/2020	2,867,942
1,960,000	American Electric Power Company	2.15%		11/13/2020	1,952,067
10,570,000	American Express Company	2.20%		10/30/2020	10,489,638
4,055,000	American Honda Finance Corporation	1.95%		07/20/2020	4,024,305
10,900,000	Amgen, Inc.	2.20%		05/11/2020	10,845,263
1,735,000	Anthem, Inc.	2.50%		11/21/2020	1,732,445
3,646,000	AT&T, Inc.	2.80%		02/17/2021	3,664,467
10,965,000	Bank of America Corporation	2.63%		10/19/2020	11,060,707
5,815,000	BAT Capital Corporation	2.30%	^	08/14/2020	5,786,263
6,150,000	Boston Properties LP	5.88%		10/15/2019	6,484,557
10,625,000	Capital One Financial Corporation	2.40%		10/30/2020	10,566,173
10,910,000	Cardinal Health, Inc.	1.95%		06/14/2019	10,845,770
3,675,000	Caterpillar Financial Services Corporation	1.70%		06/16/2018	3,673,134
6,915,000	Caterpillar Financial Services Corporation	2.10%		01/10/2020	6,902,331
10,306,000	Celgene Corporation	2.88%		08/15/2020	10,407,871
11,351,000	Cintas Corporation	2.90%		04/01/2022	11,462,442
7,595,000	Citigroup, Inc.	2.05%		12/07/2018	7,588,741
5,440,000	Citigroup, Inc. (3 Month LIBOR USD + 0.96%)	2.33%		04/25/2022	5,499,692
6,715,000	Comcast Corporation	5.15%		03/01/2020	7,118,509
10,649,000	Consolidated Edison, Inc.	2.00%		03/15/2020	10,596,004
10,415,000	CVS Health Corporation	2.80%		07/20/2020	10,463,904
4,665,000	Daimler Finance North America LLC	2.25%	^	03/02/2020	4,648,342
6,000,000	Daimler Finance North America LLC	2.30%	^	02/12/2021	5,951,234
10,495,000	EQT Corporation	2.50%		10/01/2020	10,427,965
8,440,000	General Mills, Inc.	2.20%		10/21/2019	8,440,616
8,415,000	General Motors Financial Company	2.65%		04/13/2020	8,420,898
2,966,000	Goldman Sachs Group, Inc.	2.90%		07/19/2018	2,979,874
6,925,000	Goldman Sachs Group, Inc.	2.30%		12/13/2019	6,922,988
11,105,000	JP Morgan Chase & Company	2.25%		01/23/2020	11,100,294
10,266,000	Kinder Morgan, Inc.	3.05%		12/01/2019	10,359,332
7,608,000	Kroger Company	6.15%		01/15/2020	8,177,912
7,324,000	McKesson Corporation	2.28%		03/15/2019	7,326,998
6,767,000	Molson Coors Brewing Company	1.45%		07/15/2019	6,684,325
11,045,000	Morgan Stanley (3 Month LIBOR USD + 0.93%)	2.29%		07/22/2022	11,139,359
5,110,000	MUFG Americas Holdings Corporation	1.63%		02/09/2018	5,109,063
1,785,000	MUFG Americas Holdings Corporation	2.25%		02/10/2020	1,775,752
5,490,000	National Rural Utilities Cooperative Finance Corporation	2.30%		11/15/2019	5,505,955
1,153,000	Newell Brands, Inc.	2.60%		03/29/2019	1,157,199
7,780,000	Newell Brands, Inc.	3.15%		04/01/2021	7,872,209
10,745,000	Northrop Grumman Corporation	2.08%		10/15/2020	10,663,809
4,855,000	PNC Bank NA	2.45%		11/05/2020	4,863,858
5,428,000	PNC Funding Corporation	4.38%		08/11/2020	5,705,306
8,268,000	Prudential Financial, Inc.	7.38%		06/15/2019	8,880,793
10,250,000	QUALCOMM, Inc.	2.10%		05/20/2020	10,209,784
5,335,000	Reynolds American, Inc.	3.25%		06/12/2020	5,423,692
11,039,000	Sherwin-Williams Company	2.25%		05/15/2020	11,007,662
7,317,000	Simon Property Group LP	2.20%		02/01/2019	7,324,640
4,840,000	Southern Company	2.45%		09/01/2018	4,854,843
6,480,000	Southern Company	1.85%		07/01/2019	6,442,548
5,948,000	Thermo Fisher Scientific, Inc.	2.15%		12/14/2018	5,957,518
1,641,000	Thermo Fisher Scientific, Inc.	3.60%		08/15/2021	1,695,051
5,662,000	TIAA Asset Management Finance Company LLC	2.95%	^	11/01/2019	5,718,014
5,405,000	Toyota Motor Credit Corporation	1.95%		04/17/2020	5,384,711
6,185,000	United Technologies Corporation	1.50%		11/01/2019	6,113,206
5,115,000	United Technologies Corporation	1.90%		05/04/2020	5,066,014
11,190,000	VMware, Inc.	2.30%		08/21/2020	11,132,851
4,000,000	WellPoint, Inc.	1.88%		01/15/2018	3,999,762
2,567,000	WellPoint, Inc.	2.30%		07/15/2018	2,572,934
8,120,000	Wells Fargo & Company	1.50%		01/16/2018	8,119,173
3,035,000	Wells Fargo & Company	2.15%		01/30/2020	3,029,096

Total US Corporate Bonds (Cost $423,082,841)					421,346,044

US Government and Agency Mortgage Backed Obligations - 1.3%
95,682	Federal Home Loan Mortgage Corporation, Pool G0-6871	6.00%		06/01/2038	107,643
198,206	Federal Home Loan Mortgage Corporation, Pool G0-6954	6.00%		05/01/2040	222,642
346,878	Federal Home Loan Mortgage Corporation, Pool N7-0081	5.50%		07/01/2038	378,696
1,890	Federal Home Loan Mortgage Corporation, Series 3267-BA	5.80%		11/15/2036	1,913
89,031	Federal Home Loan Mortgage Corporation, Series 3818-JA	4.50%		01/15/2040	90,091
39,957	Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	40,650
3,116,834	Federal Home Loan Mortgage Corporation, Series 4050-BC	2.00%		05/15/2041	3,070,042
3,585,921	Federal Home Loan Mortgage Corporation, Series 4381-FK (1 Month LIBOR USD + 0.35%)	1.83%		06/15/2044	3,587,342
22,558,198	Federal Home Loan Mortgage Corporation, Series 4484-CD	1.75%		07/15/2030	22,137,110
134,289,368	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.31%	# I/O	03/25/2023	7,392,039
8,433,314	Federal National Mortgage Association, Pool AL9932	3.37%		01/01/2024	8,529,119
145,788	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	151,919
1,339,570	Federal National Mortgage Association, Series 2012-133-PB	6.50%		04/25/2042	1,502,568
16,214,411	Federal National Mortgage Association, Series 2016-89-FH (1 Month LIBOR USD + 0.50%)	2.05%		12/25/2046	16,348,893
34,933	Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%		07/01/2036	38,785
116,877	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	121,262
106,206	Federal National Mortgage Association Pass-Thru, Pool AD0189	5.50%		02/01/2039	117,902
189,226	Federal National Mortgage Association Pass-Thru, Pool AL1690	6.00%		05/01/2041	213,269
147,742	Federal National Mortgage Association Pass-Thru, Pool AL1691	6.00%		06/01/2041	166,804
192,273	Federal National Mortgage Association Pass-Thru, Pool AL1744	6.00%		10/01/2040	216,972
4,375,173	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%		04/01/2026	4,625,059

Total US Government and Agency Mortgage Backed Obligations (Cost $66,584,595)					69,060,720

US Government and Agency Obligations - 8.2%
75,335,142	United States Treasury Inflation Indexed Bonds	0.13%		04/15/2018	75,265,006
10,700,000	United States Treasury Notes	1.00%		03/15/2018	10,692,698
96,600,000	United States Treasury Notes	0.88%		03/31/2018	96,481,730
86,100,000	United States Treasury Notes	0.88%		05/31/2018	85,908,428
32,400,000	United States Treasury Notes	0.75%		10/31/2018	32,134,950
74,900,000	United States Treasury Notes	2.00%		08/31/2021	74,659,508
74,700,000	United States Treasury Notes	2.13%		09/30/2021	74,753,505

Total US Government and Agency Obligations (Cost $452,959,322)					449,895,825

Affiliated Mutual Funds - 0.9%
5,000,000	DoubleLine Low Duration Emerging Markets Fixed Income Fund (Class I)				49,250,000

Total Affiliated Mutual Funds (Cost $50,000,000)					49,250,000

Exchange Traded Funds and Common Stocks - 0.0%
44,664	Frontera Energy Corporation *				1,407,089

Total Exchange Traded Funds and Common Stocks (Cost $8,231,569)					1,407,089

Short Term Investments - 5.8%
76,861,173	BlackRock Liquidity Funds FedFund - Institutional Shares	1.16%	◆		76,861,173
76,861,152	Fidelity Institutional Money Market Government Portfolio - Class I	1.14%	◆		76,861,152
76,861,153	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.20%	◆		76,861,153
86,100,000	United States Treasury Bills	0.00%		03/08/2018	85,899,653

Total Short Term Investments (Cost $316,483,475)					316,483,131

Total Investments - 99.7% (Cost $5,461,480,059)					5,450,225,102
Other Assets in Excess of Liabilities - 0.3%					14,474,055

NET ASSETS - 100.0%					$5,464,699,157

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2017, the value of these securities amounted to $2,509,971,750 or 45.9% of net assets.

#	Variable rate security. Coupon is based on weighted average coupon of underlying collateral. Rate disclosed as of December 31, 2017.

Þ	Value determined using significant unobservable inputs.

I/O	Interest only security

*	Non-income producing security

◆	Seven-day yield as of December 31, 2017

ß	Step coupon bond. The interest rate shown is the rate in effect as of December 31, 2017.

¥	Illiquid security

†	Perpetual Maturity

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	15.8%
Foreign Corporate Bonds	14.9%
Non-Agency Commercial Mortgage Backed Obligations	13.6%
Non-Agency Residential Collateralized Mortgage Obligations	12.6%
Asset Backed Obligations	9.3%
US Government and Agency Obligations	8.2%
US Corporate Bonds	7.7%
Bank Loans	6.3%
Short Term Investments	5.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	3.3%
US Government and Agency Mortgage Backed Obligations	1.3%
Affiliated Mutual Funds	0.9%
Exchange Traded Funds and Common Stocks	0.0%	~
Other Assets and Liabilities	0.3%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	15.8%
Non-Agency Commercial Mortgage Backed Obligations	13.6%
Non-Agency Residential Collateralized Mortgage Obligations	12.6%
Asset Backed Obligations	9.3%
Banking	8.4%
US Government and Agency Obligations	8.2%
Short Term Investments	5.8%
Energy	3.9%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	3.3%
Telecommunications	1.8%
Healthcare	1.6%
US Government and Agency Mortgage Backed Obligations	1.3%
Transportation	1.2%
Utilities	1.0%
Affiliated Mutual Funds	0.9%
Hotels/Motels/Inns and Casinos	0.8%
Pharmaceuticals	0.8%
Aerospace & Defense	0.8%
Automotive	0.7%
Food Products	0.7%
Technology	0.6%
Media	0.6%
Chemicals/Plastics	0.6%
Business Equipment and Services	0.6%
Electronics/Electric	0.6%
Conglomerates	0.4%
Food Service	0.4%
Pulp & Paper	0.4%
Insurance	0.3%
Consumer Products	0.3%
Real Estate	0.3%
Containers and Glass Products	0.2%
Retailers (other than Food/Drug)	0.2%
Finance	0.2%
Financial Intermediaries	0.2%
Industrial Equipment	0.2%
Beverage and Tobacco	0.2%
Diversified Manufacturing	0.2%
Commercial Services	0.2%
Construction	0.2%
Food/Drug Retailers	0.2%
Leisure	0.1%
Chemical Products	0.0%	~
Other Assets and Liabilities	0.3%

	100.0%

~	Represents less than 0.05% of net assets

A summary of the DoubleLine Low Duration Bond Fund’s investments in affiliated mutual funds for the period ended December 31, 2017 is as follows:

						Change in Unrealized for the	Dividend Income Earned in the	Net Realized Gain (Loss) in the
	Value at			Shares Held at	Value at	Period Ended	Period Ended	Period Ended
Fund	March 31, 2017	Gross Purchases	Gross Sales	December 31, 2017	December 31, 2017	December 31, 2017	December 31, 2017	December 31, 2017
DoubleLine Low Duration Emerging Markets Fixed Income Fund	$49,250,000	$-	$-	5,000,000	$49,250,000	$-	$1,094,915	$40,200

DoubleLine Floating Rate Fund

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Bank Loans - 90.7%
Aerospace & Defense - 1.6%
4,218,800	Constellis Holdings LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.00%)	6.69%		04/19/2024	4,268,898
3,911,741	TransDigm, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche F (3 Month LIBOR USD + 2.75%)	4.44%		06/09/2023	3,922,049
179,100	TransDigm, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche G (1 Month LIBOR USD + 3.00%)	4.69%		08/22/2024	180,158

					8,371,105

Automotive - 2.3%
2,745,477	American Tire Distributors, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 4.25%)	5.82%		09/01/2021	2,769,075
379,508	Capital Automotive LP, Guaranteed Secured 2nd Lien Term Loan (1 Month LIBOR USD + 6.00%)	7.57%		03/24/2025	390,893
2,331,688	Capital Automotive LP, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.50%)	4.07%		03/25/2024	2,341,014
2,757,024	CH Hold Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.57%		02/01/2024	2,777,715
3,301,097	Federal-Mogul Holdings Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C (1 Month LIBOR USD + 3.75%)	5.32%		04/15/2021	3,330,196

					11,608,893

Building and Development (including Steel/Metals) - 0.5%
2,749,225	Foresight Energy LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 5.75%)	7.44%		03/28/2022	2,586,567

Business Equipment and Services - 11.9%
4,128,800	AlixPartners LLP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 2.75%)	4.44%		04/04/2024	4,156,071
3,975,000	Avatar Purchaser Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.24%		11/15/2024	4,004,812
4,490,000	Brand Energy & Infrastructure Services, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.25%)	5.61%		06/21/2024	4,513,303
4,119,300	Bright Bidco BV, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 4.50%)	6.19%		06/28/2024	4,151,904
4,650,000	Capri Acquisitions Bidco Ltd, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.25%)	4.63%		11/01/2024	4,655,092
4,143,688	Change Healthcare Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.75%)	4.32%		03/01/2024	4,155,870
3,200,000	Cvent, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.75%)	5.32%		11/29/2024	3,208,000
3,820,000	First Data Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.25%)	3.80%		07/08/2022	3,826,933
4,056,650	Garda World Security Corporation, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.50%)	4.97%		05/24/2024	4,084,540
4,572,499	Genesys Telecommunications Laboratories, Inc., Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.75%)	5.44%		12/01/2023	4,603,935
4,239,375	Peak 10 Holding Corporation, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.19%		08/01/2024	4,244,017
4,422,775	Prime Security Services Borrower LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.75%)	4.32%		05/02/2022	4,460,568
4,447,041	Solera LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.25%)	4.82%		03/03/2023	4,481,327
898,213	TCH-2 Holdings LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.57%		05/06/2021	904,500
3,755,761	USAGM HoldCo LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.75%)	5.44%		07/28/2022	3,731,705
2,290,000	West Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.35%		10/10/2024	2,299,057

					61,481,634

Chemicals/Plastics - 2.2%
3,033,237	Kraton Polymers LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.00%)	4.57%		01/06/2022	3,069,090
3,963,373	PQ Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1 (3 Month LIBOR USD + 3.25%)	4.63%		11/04/2022	4,000,886
2,278,117	Solenis International LP, Guaranteed Secured 2nd Lien Term Loan (3 Month LIBOR USD + 6.75%)	8.23%		07/29/2022	2,186,993
2,304,755	Univar USA, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B3 (1 Month LIBOR USD + 2.50%)	4.07%		07/01/2024	2,315,449

					11,572,418

Containers and Glass Products - 2.4%
3,980,000	BWAY Corporation, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.25%)	4.60%		04/03/2024	4,001,671
4,199,475	Kloeckner Pentaplast, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 4.25%)	5.94%		06/30/2022	4,247,370
4,128,775	Reynolds Group, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.75%)	4.32%		02/03/2023	4,152,929

					12,401,970

Cosmetics/Toiletries - 0.9%
4,421,033	KIK Custom Products, Inc., Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 4.50%)	6.17%		08/26/2022	4,456,401

Electronics/Electric - 13.3%
3,985,013	Almonde, Inc., Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.50%)	4.98%		06/13/2024	4,000,634
4,453,838	Applied Systems, Inc., Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.25%)	4.94%		09/19/2024	4,506,727
4,415,000	Avaya, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.23%		12/16/2024	4,352,925
1,561,088	Canyon Valor Companies, Inc., Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 4.25%)	5.94%		06/16/2023	1,581,905
3,915,841	Compuware Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B3 (3 Month LIBOR USD + 4.25%)	5.63%		12/15/2021	3,946,443
3,704,281	Evergreen Skills, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.32%		04/28/2021	3,576,613
505,000	Excelitas Technologies Corporation, Guaranteed Senior Secured 1st Lien Term Loan (6 Month LIBOR USD + 3.50%)	5.16%		12/02/2024	509,813
3,679,526	Hyland Software, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.82%		07/01/2022	3,709,440
2,385,000	Impala Private Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.70%		11/14/2024	2,376,557
1,949,962	Informatica Corporation, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.50%)	5.19%		08/05/2022	1,959,536
4,396,918	JDA Software Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.50%)	4.57%		10/12/2023	4,423,717
4,424,185	Kronos Inc., Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.50%)	4.90%		11/01/2023	4,458,760
975,000	Mitchell International, Inc., Guaranteed Secured 2nd Lien Term Loan (3 Month LIBOR USD + 7.25%)	8.94%		12/01/2025	986,086
2,836,269	Mitchell International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.25%)	4.94%		11/29/2024	2,841,090
228,731	Mitchell International, Inc., Guaranteed Senior Secured 1st Lien Term Loan	0.00%	#&	11/29/2024	229,120
3,177,775	Optiv Security, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%)	4.63%		02/01/2024	2,975,192
4,139,200	Project Alpha Intermediate Holding, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (6 Month LIBOR USD + 3.50%)	5.04%		04/26/2024	4,058,134
4,525,062	Quest Software US Holdings, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.50%)	6.92%		10/31/2022	4,605,449
390,000	Riverbed Technology, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.25%)	4.82%		04/25/2022	384,747
795,107	SCS Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%)	5.82%		10/31/2022	801,071
4,437,413	SolarWinds Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.07%		02/03/2023	4,460,155
3,891,016	Sophia LP, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.25%)	4.94%		09/30/2022	3,899,946
3,762,939	VF Holdings Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.82%		06/30/2023	3,796,523

					68,440,583

Energy - 2.6%
3,383,000	Arctic LNG Carriers Ltd., Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 4.50%)	6.07%		05/18/2023	3,414,733
2,265,000	Blackstone Group, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 4.00%)	5.38%		10/31/2024	2,295,011
3,765,800	Energy Transfer Equity LP, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.00%)	3.50%		02/02/2024	3,756,385
925,000	Gavilan Resources LLC, Secured 2nd Lien Term Loan (1 Month LIBOR USD + 6.00%)	7.46%		03/01/2024	921,147
2,260,000	Traverse Midstream Partners LLC, Senior Secured 1st Lien Term Loan, Tranche B (6 Month LIBOR USD + 4.00%)	5.85%		09/27/2024	2,293,053
697,173	Ultra Resources, Inc., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.00%)	4.41%		04/12/2024	697,696

					13,378,025

Financial Intermediaries - 0.9%
4,500,000	Deerfield Holdings Corporation, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.25%)	4.63%		12/04/2024	4,515,187

Food Products - 0.7%
1,702,138	Chill Merger Sub Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%)	5.82%		03/20/2024	1,723,414
1,711,672	CSM Bakery Supplies LLC, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 4.00%)	5.34%		07/03/2020	1,695,411

					3,418,825

Food Service - 0.8%
4,029,550	TKC Holdings, Inc., Senior Secured 1st Lien Term Loan (2 Month LIBOR USD + 4.25%)	5.67%		02/01/2023	4,066,058

Food/Drug Retailers - 0.5%
2,656,311	Albertson’s Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4 (1 Month LIBOR USD + 2.75%)	4.32%		08/25/2021	2,607,554

Healthcare - 10.0%
2,765,570	Air Medical Group Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B1 (3 Month LIBOR USD + 4.00%)	5.67%		04/28/2022	2,769,372
4,583,513	Albany Molecular Research, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.82%		08/28/2024	4,534,813
3,917,071	American Renal Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.25%)	4.82%		06/21/2024	3,890,963
4,061,606	ASP AMC Merger Sub, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.19%		04/22/2024	4,060,977
3,329,188	CHG Healthcare Services, Inc., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.00%)	4.43%		06/07/2023	3,359,883
430,000	Diplomat Pharmacy, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (Prime Rate + 4.50%)	8.00%		12/20/2024	433,762
3,034,684	Envision Healthcare Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C (1 Month LIBOR USD + 3.00%)	4.57%		12/01/2023	3,046,686
3,334,114	Goldcup Merger Sub, Inc., Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.75%)	5.13%		05/02/2023	3,365,371
4,320,780	MPH Acquisition Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.00%)	4.69%		06/07/2023	4,334,283
2,358,842	Precyse Acquisition Corporation, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 4.50%)	6.07%		10/20/2022	2,367,688
4,118,875	Select Medical Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (Prime Rate + 3.50%)	7.00%		03/01/2021	4,165,212
3,965,038	Team Health Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.75%)	4.32%		02/06/2024	3,870,888
3,672,017	US Renal Care, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.25%)	5.94%		12/30/2022	3,626,116
968,826	Vizient, Inc., Senior Secured 1st Lien Term Loan, Tranche B3 (1 Month LIBOR USD + 3.50%)	5.07%		02/13/2023	973,549
1,965,075	West Street Merger Sub, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.00%)	4.57%		09/27/2024	1,976,128
4,500,000	Wink Holdco, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.49%		12/02/2024	4,530,960

					51,306,651

Hotels/Motels/Inns and Casinos - 4.5%
905,000	Aristocrat International Pty Ltd., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 2.00%)	3.36%		10/21/2024	908,018
3,725,000	Caesars Resort Collection LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.75%)	4.34%		12/23/2024	3,746,288
4,609,171	CityCenter Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.50%)	4.07%		04/18/2024	4,635,397
1,309,758	Eldorado Resorts, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.25%)	3.81%		04/17/2024	1,312,417
577,076	Golden Nugget, Inc., Guaranteed Senior Secured 1st Lien Term Loan (2 Month LIBOR USD + 3.25%)	4.66%		10/04/2023	582,235
3,351,589	Greektown Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.75%)	4.32%		04/25/2024	3,352,293
4,224,248	Playa Resorts Holding B.V., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.25%)	4.63%		04/29/2024	4,250,206
4,229,400	Scientific Games International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4 (1 Month LIBOR USD + 3.25%)	4.82%		08/14/2024	4,268,755

					23,055,609

Industrial Equipment - 5.2%
1,160,000	Blount International, Inc., Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 4.25%)	5.61%		04/12/2023	1,175,225
2,159,520	CPI Holdco LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.19%		03/21/2024	2,180,445
588,525	Dragon Merger Sub LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.69%		07/24/2024	594,781
3,892,003	Filtration Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.00%)	4.38%		11/23/2020	3,930,320
4,161,329	Gates Global LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2 (3 Month LIBOR USD + 3.00%)	4.69%		04/01/2024	4,190,229
2,286,900	Harsco Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1 (1 Month LIBOR USD + 3.00%)	4.63%		12/06/2024	2,319,294
4,204,463	Hayward Acquisition Corporation, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.50%)	5.07%		08/05/2024	4,220,229
4,114,715	Milacron LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.75%)	4.32%		09/28/2023	4,124,159
3,945,830	Zodiac Pool Solutions LLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.69%		12/20/2023	3,972,978

					26,707,660

Insurance - 3.0%
4,499,858	Acrisure LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (2 Month LIBOR USD + 4.25%)	5.65%		11/22/2023	4,551,044
3,406,463	AssuredPartners, Inc., Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.50%)	5.07%		10/22/2024	3,432,726
4,520,219	Asurion LLC, Senior Secured 1st Lien Term Loan, Tranche B5 (1 Month LIBOR USD + 3.00%)	4.57%		11/03/2023	4,547,431
3,203,939	York Risk Services Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.75%)	5.32%		10/01/2021	3,144,666

					15,675,867

Leisure - 6.1%
34,434	A-L Parent LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.82%		12/01/2023	34,736
3,334,408	Constellation Merger Sub, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.25%)	4.94%		09/18/2024	3,352,380
4,270,000	Delta 2 Lux Sarl, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.00%)	4.57%		02/01/2024	4,299,356
4,039,700	Equinox Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.57%		03/08/2024	4,081,794
4,575,000	Hawk Merger Sub, Inc., Senior Secured 1st Lien Term Loan, Tranche B1 (1 Month LIBOR USD + 3.25%)	4.82%		07/31/2024	4,616,472
250,566	Learfield Communications, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%)	4.73%		12/01/2023	253,071
4,437,492	Life Time Fitness, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 2.75%)	4.23%		06/10/2022	4,458,770
397,345	Mohegan Tribal Gaming Authority, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (Prime Rate + 4.50%)	7.50%		10/13/2023	401,505
1,752,469	Travel Leaders Group LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 4.50%)	5.92%		01/25/2024	1,779,860
3,931,247	UFC Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.25%)	4.81%		08/18/2023	3,957,666
3,940,000	WMG Acquisition Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche E (1 Month LIBOR USD + 2.25%)	3.64%		11/01/2023	3,948,313

					31,183,923

Media - 7.8%
1,586,025	Ascend Learning LLC, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.00%)	4.57%		07/12/2024	1,597,262
2,395,000	CBS Radio, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 2.75%)	4.17%		11/18/2024	2,411,214
4,641,063	Cengage Learning, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 4.25%)	5.71%		06/07/2023	4,443,168
3,691,972	CSC Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.25%)	3.74%		07/17/2025	3,683,019
4,940,000	Intelsat Jackson Holdings S.A., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B3 (3 Month LIBOR USD + 3.75%)	5.21%		11/30/2023	4,847,375
334,419	Mission Broadcasting, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2 (1 Month LIBOR USD + 2.50%)	3.86%		01/17/2024	335,762
2,649,055	Nexstar Broadcasting, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2 (1 Month LIBOR USD + 2.50%)	3.86%		01/17/2024	2,659,691
4,537,305	RCN Corporation, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.00%)	4.57%		02/01/2024	4,510,172
3,187,931	RentPath LLC, Senior Secured 1st Lien Term Loan, Tranche B1 (1 Month LIBOR USD + 4.75%)	6.32%		12/17/2021	3,203,376
4,015,000	Sinclair Television Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 2.50%)	3.98%		12/12/2024	4,013,133
4,033,174	Southern Graphics, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.07%		11/22/2022	4,058,885
651,826	Southern Graphics, Inc., Senior Secured 1st Lien Term Loan (US LIBOR + 3.50%)	0.00%	&	11/22/2022	655,982
207,977	Tribune Media Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.00%)	4.57%		12/24/2020	208,541
3,637,223	Tribune Media Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C (1 Month LIBOR USD + 3.00%)	4.57%		01/26/2024	3,648,026

					40,275,606

Pharmaceuticals - 0.8%
4,068,702	Pharmaceutical Product Development LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 2.75%)	4.32%		08/18/2022	4,079,566

Retailers (other than Food/Drug) - 2.8%
3,059,625	BJ’s Wholesale Club, Inc., Senior Secured 1st Lien Term Loan, Tranche B (2 Month LIBOR USD + 3.50%)	4.95%		02/02/2024	3,014,694
3,695,912	Harbor Freight Tools USA, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.82%		08/18/2023	3,725,516
2,950,200	Jo-Ann Stores LLC, Senior Secured 1st Lien Term Loan, Tranche B (6 Month LIBOR USD + 5.00%)	6.55%		10/20/2023	2,854,318
2,891,380	National Vision, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.32%		11/20/2024	2,898,608
2,010,000	Staples, Inc., Senior Secured 1st Lien Term Loan (2 Month LIBOR USD + 4.00%)	5.49%		09/12/2024	1,974,574

					14,467,710

Telecommunications - 5.4%
3,415,000	CenturyLink, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.75%)	4.32%		01/31/2025	3,299,744
3,520,000	Cincinnati Bell, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.75%)	5.11%		10/02/2024	3,563,718
4,392,925	Colorado Buyer, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.00%)	4.38%		05/01/2024	4,426,333
2,264,609	Digicel International Finance Ltd., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.75%)	5.31%		05/27/2024	2,277,348
1,346,400	GTT Communications, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.25%)	4.88%		01/09/2024	1,357,622
4,198,900	Hargray Corporation, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.00%)	4.57%		05/16/2024	4,215,696
4,668,473	Securus Technologies Holdings, Inc., Senior Secured 1st Lien Term Loan (2 Month LIBOR USD + 4.50%)	6.12%		11/01/2024	4,726,852
3,863,574	Telesat Canada, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4 (3 Month LIBOR USD + 3.00%)	4.70%		11/17/2023	3,885,905

					27,753,218

Transportation - 2.2%
715,372	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Synthetic Letter Of Credit (3 Month LIBOR USD + 5.50%)	1.23%		03/19/2021	676,026
125,236	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.50%)	6.88%		03/19/2021	119,037
1,001,889	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.50%)	6.88%		03/19/2021	952,296
726,370	Ceva Intercompany BV, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.50%)	6.88%		03/19/2021	690,414
4,438,784	Kenan Advantage Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B1 (1 Month LIBOR USD + 3.00%)	4.57%		08/01/2022	4,459,114
4,496,938	PODS LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.00%)	4.40%		12/06/2024	4,530,665

					11,427,552

Utilities - 2.3%
4,500,000	Compass Power Generation LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.75%)	5.39%		12/20/2024	4,537,485
3,950,210	EFS Cogen Holdings I LLC, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.25%)	4.95%		06/28/2023	3,993,583
1,535,000	Exgen Renewables LLC, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.00%)	4.47%		11/29/2024	1,554,188
1,628,606	Pike Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.50%)	5.07%		09/20/2024	1,654,387

					11,739,643

Total Bank Loans (Cost $465,390,904)					466,578,225

Collateralized Loan Obligations - 1.3%
1,000,000	Canyon Capital Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.25%)	7.51%	^	07/15/2030	997,252
500,000	Highbridge Loan Management Ltd., Series 2013-2A-CR (3 Month LIBOR USD + 2.90%)	4.26%	^	10/20/2029	511,775
1,000,000	Madison Park Funding Ltd., Series 2014-15A-DR (3 Month LIBOR USD + 5.44%)	6.81%	^	01/27/2026	1,010,060
1,000,000	Octagon Investment Partners Ltd., Series 2012-1A-CR (3 Month LIBOR USD + 4.00%)	5.36%	^	07/15/2029	1,024,738
1,000,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.20%)	7.56%	^	03/17/2030	1,011,225
1,000,000	Venture Ltd., Series 2016-24A-E (3 Month LIBOR USD + 6.72%)	8.08%	^	10/20/2028	1,022,293
1,000,000	Wind River Ltd., 2015-2A-ER (3 Month LIBOR USD + 5.55%)	6.91%	^	10/15/2027	999,806

Total Collateralized Loan Obligations (Cost $6,449,220)					6,577,149

Corporate Bonds - 2.6%
Chemicals/Plastics - 0.2%
1,000,000	Platform Specialty Products Corporation	5.88%	^	12/01/2025	993,750

Food Products - 0.3%
870,000	B&G Foods, Inc.	5.25%		04/01/2025	887,095
535,000	Post Holdings, Inc.	5.50%	^	03/01/2025	555,063

					1,442,158

Healthcare - 0.7%
1,065,000	Centene Corporation	4.75%		01/15/2025	1,086,300
910,000	inVentiv Group Holdings, Inc.	7.50%	^	10/01/2024	987,350
1,000,000	Universal Hospital Services, Inc.	7.63%		08/15/2020	1,005,000
580,000	West Street Merger Sub, Inc.	6.38%	^	09/01/2025	584,350

					3,663,000

Hotels/Motels/Inns and Casinos - 0.2%
950,000	Scientific Games International, Inc.	7.00%	^	01/01/2022	1,003,438

Industrial Equipment - 0.1%
455,000	KAR Auction Services, Inc.	5.13%	^	06/01/2025	467,512

Insurance - 0.4%
1,000,000	Alliant Holdings Intermediate LLC	8.25%	^	08/01/2023	1,052,500
1,135,000	AssuredPartners, Inc.	7.00%	^	08/15/2025	1,132,162

					2,184,662

Leisure - 0.3%
500,000	Six Flags Entertainment Corporation	4.88%	^	07/31/2024	508,750
925,000	Viking Cruises Ltd.	5.88%	^	09/15/2027	943,500

					1,452,250

Technology - 0.2%
1,000,000	Ensemble S Merger Sub, Inc.	9.00%	^	09/30/2023	1,062,500

Telecommunications - 0.2%
1,000,000	Cincinnati Bell, Inc.	7.00%	^	07/15/2024	995,000

Total Corporate Bonds (Cost $13,167,287)					13,264,270

Foreign Corporate Bonds - 0.6%
Automotive - 0.2%
990,000	Delphi Technologies PLC	5.00%	^	10/01/2025	1,004,850

Containers and Glass Products - 0.2%
1,000,000	Ardagh Packaging Finance, Inc.	6.00%	^	02/15/2025	1,055,000

Food Service - 0.2%
945,000	New Red Finance, Inc.	5.00%	^	10/15/2025	956,813

Total Foreign Corporate Bonds (Cost $2,943,922)					3,016,663

Short Term Investments - 10.5%
17,979,627	BlackRock Liquidity Funds FedFund - Institutional Shares	1.16%	t		17,979,627
17,979,627	Fidelity Institutional Money Market Government Portfolio - Class I	1.14%	t		17,979,627
17,979,627	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.20%	t		17,979,627

Total Short Term Investments (Cost $53,938,881)					53,938,881

Total Investments - 105.7% (Cost $541,890,214)					543,375,188
Liabilities in Excess of Other Assets - (5.7)%					(29,179,647)

NET ASSETS - 100.0%					$514,195,541

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2017, the value of these securities amounted to $19,879,687 or 3.9% of net assets.

#	Variable rate security. Coupon is based on weighted average coupon of underlying collateral. Rate disclosed as of December 31, 2017.

&	Unfunded or partially unfunded loan commitment. At December 31, 2017, the value of these securities amounted to $880,557 or 0.2% of net assets.

t	Seven-day yield as of December 31, 2017

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Bank Loans	90.7%
Short Term Investments	10.5%
US Corporate Bonds	2.6%
Collateralized Loan Obligations	1.3%
Foreign Corporate Bonds	0.6%
Other Assets and Liabilities	(5.7)%

100.0%

DoubleLine Shiller Enhanced CAPE®

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 6.3%
4,130,010	Arcadia Receivables Credit Trust, Series 2017-1-A	3.25%	^	06/15/2023	4,148,262
1,596,135	AVANT Loans Funding Trust, Series 2017-A-A	2.41%	^	03/15/2021	1,597,287
2,250,000	College Ave Student Loans LLC, Series 2017-A-B	4.50%	^	11/26/2046	2,254,674
800,855	Colony American Finance Ltd., Series 2016-1-A	2.54%	^	06/15/2048	794,165
4,906,596	Colony American Homes, Series 2014-2A-E (1 Month LIBOR USD + 3.20%)	4.68%	^	07/17/2031	4,940,755
6,200,000	Colony Starwood Homes Trust, Series 2016-2A-D (1 Month LIBOR USD + 2.35%)	3.83%	^	12/17/2033	6,283,019
3,046,917	Conn Funding LP, Series 2017-A-A	2.73%	^	07/15/2019	3,049,075
165,501	Consumer Installment Loan Trust, Series 2016-LD1-A	3.96%	^	07/15/2022	165,952
4,396,480	DRB Prime Student Loan Trust, Series 2017-A-B	3.10%	#^	05/27/2042	4,377,573
8,456,411	Earnest Student Loan Program, Series 2017-A-A2	2.65%	^	01/25/2041	8,419,118
2,500,000	Flagship Credit Auto Trust, Series 2016-3-B	2.43%	^	06/15/2021	2,501,194
8,120,000	Flagship Credit Auto Trust, Series 2016-4-C	2.71%	^	11/15/2022	8,080,370
6,850,000	Flagship Credit Auto Trust, Series 2017-1-C	3.22%	^	05/15/2023	6,897,195
6,650,000	Flagship Credit Auto Trust, Series 2017-4-B	2.66%	^	10/17/2022	6,625,217
12,467,923	Helios Issuer LLC, Series 2017-1A-A	4.94%	^	09/20/2049	12,790,872
4,022,986	HERO Funding Trust, Series 2016-1A-A	4.05%	^	09/20/2041	4,154,639
19,950,000	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	20,018,269
19,231,000	Kabbage Asset Securitization LLC, Series 2017-1-A	4.57%	^	03/15/2022	19,659,755
1,138,000	Laurel Road Prime Student Loan Trust, Series 2017-B-CFX	3.61%	^	08/25/2042	1,126,726
1,445,041	LendingClub Issuance Trust, Series 2016-NP2-A	3.00%	^	01/17/2023	1,447,021
10,000,000	Lendmark Funding Trust, Series 2017-1A-A	2.83%	^	12/22/2025	9,980,420
5,000,000	Mariner Finance Issuance Trust, Series 2017-AA-A	3.62%	^	02/20/2029	5,033,577
54,730	MarketPlace Loan Trust, Series 2015-AV2-A	4.00%	^	10/15/2021	54,900
2,638,413	Mosaic Solar Loans LLC, Series 2017-1A-A	4.45%	^	06/20/2042	2,694,327
4,000,000	OneMain Direct Auto Receivables Trust, Series 2016-1A-B	2.76%	^	05/15/2021	4,010,988
15,000,000	OneMain Financial Issuance Trust, Series 2017-1A-A1	2.37%	^	09/14/2032	14,873,037
3,000,000	Oportun Funding LLC, Series 2016-B-A	3.69%	^	07/08/2021	3,017,483
3,000,000	Oportun Funding LLC, Series 2016-C-A	3.28%	^	11/08/2021	3,003,792
2,650,000	Progress Residential Trust, Series 2016-SFR1-C (1 Month LIBOR USD + 2.50%)	3.96%	^	09/17/2033	2,689,967
3,000,000	Progress Residential Trust, Series 2016-SFR2-D (1 Month LIBOR USD + 2.50%)	3.96%	^	01/17/2034	3,048,952
3,959,508	SCF Equipment Leasing LLC, Series 2017-1A-A	3.77%	^	01/20/2023	3,953,497
4,852,828	Sierra Timeshare Receivables Funding LLC, Series 2016-3A-A	2.43%	^	10/20/2033	4,828,472
9,000,000	SLM Private Credit Student Loan Trust, Series 2006-A-A5 (3 Month LIBOR USD + 0.29%)	1.88%		06/15/2039	8,626,886
1,710,366	SoFi Consumer Loan Program LLC, Series 2016-1-A	3.26%	^	08/25/2025	1,727,414
1,688,522	SoFi Consumer Loan Program LLC, Series 2016-3-A	3.05%	^	12/26/2025	1,697,772
1,510,050	SoFi Consumer Loan Program LLC, Series 2017-3-A	2.77%	^	05/25/2026	1,511,221
996,179	SoFi Consumer Loan Program Trust, Series 2016-2-A	3.09%	^	10/27/2025	1,013,202
6,370,237	SoFi Consumer Loan Program Trust, Series 2017-1-A	3.28%	^	01/26/2026	6,436,159
3,353,334	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	3,385,828
1,657,321	SoFi Consumer Loan Program Trust, Series 2017-5-A1	2.14%	^	09/25/2026	1,653,342
500,000	SoFi Consumer Loan Program Trust, Series 2017-5-A2	2.78%	^	09/25/2026	495,811
5,000,000	SoFi Professional Loan Program, Series 2017-A-A2B	2.40%	^	03/26/2040	4,926,565
3,374,613	SpringCastle America Funding LLC, Series 2016-AA-A	3.05%	^	04/25/2029	3,399,759
9,000,000	Springleaf Funding Trust, Series 2016-AA-A	2.90%	^	11/15/2029	9,016,641
20,000,000	Springleaf Funding Trust, Series 2017-AA-A	2.68%	^	07/15/2030	19,843,714
1,714,914	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	1,701,135
22,590,362	TAL Advantage LLC, Series 2017-1A-A	4.50%		04/20/2042	23,301,082
8,570,948	Triton Container Finance LLC, Series 2017-1A-A	3.52%	^	06/20/2042	8,524,107
1,000,000	Westlake Automobile Receivables Trust, Series 2016-2A-B	2.30%	^	11/15/2019	1,000,805
14,000,000	Westlake Automobile Receivables Trust, Series 2017-1A-C	2.70%	^	10/17/2022	14,005,543
15,100,000	Westlake Automobile Receivables Trust, Series 2017-2A-C	2.59%	^	12/15/2022	14,999,005

Total Asset Backed Obligations (Cost $302,150,776)					303,786,541

Bank Loans - 7.5%
2,188,903	Acadia Healthcare Company, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2 (1 Month LIBOR USD + 3.75%)	4.14%		02/16/2023	2,204,225
3,694,929	Acrisure LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (2 Month LIBOR USD + 4.25%)	5.65%		11/22/2023	3,736,959
1,514,365	Air Medical Group Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B1 (3 Month LIBOR USD + 4.00%)	5.67%		04/28/2022	1,516,447
26,581	A-L Parent LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.82%		12/01/2023	26,814
3,680,775	Albany Molecular Research, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.82%		08/28/2024	3,641,667
1,843,033	Albertson’s Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4 (1 Month LIBOR USD + 2.75%)	4.32%		08/25/2021	1,809,205
2,684,713	AlixPartners LLP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.00%)	4.44%		04/04/2024	2,702,445
3,516,188	Almonde, Inc., Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.50%)	4.98%		06/13/2024	3,529,971
2,010,724	American Renal Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.25%)	4.82%		06/21/2024	1,997,323
1,779,587	American Tire Distributors, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 4.25%)	5.82%		09/01/2021	1,794,882
3,610,950	Applied Systems, Inc., Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.25%)	4.94%		09/19/2024	3,653,830
1,855,675	Arctic LNG Carriers Ltd., Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 4.50%)	6.07%		05/18/2023	1,873,081
700,000	Aristocrat International Pty Ltd., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 2.00%)	3.36%		10/21/2024	702,335
1,037,400	Ascend Learning LLC, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.25%)	4.57%		07/12/2024	1,044,750
2,320,918	ASP AMC Merger Sub, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.19%		04/22/2024	2,320,558
3,675,788	AssuredPartners, Inc., Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.50%)	5.07%		10/22/2024	3,704,128
3,658,541	Asurion LLC, Senior Secured 1st Lien Term Loan, Tranche B5 (1 Month LIBOR USD + 3.00%)	4.57%		11/03/2023	3,680,565
3,120,000	Avatar Purchaser Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.24%		11/15/2024	3,143,400
3,230,000	Avaya, Inc., Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 4.75%)	6.23%		12/16/2024	3,184,586
484,412	Berry Plastics Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche M (1 Month LIBOR USD + 2.25%)	3.82%		10/01/2022	486,926
2,487,500	BJ’s Wholesale Club, Inc., Senior Secured 1st Lien Term Loan, Tranche B (2 Month LIBOR USD + 3.75%)	4.95%		02/02/2024	2,450,971
1,830,000	Blackstone Group, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 4.00%)	5.38%		10/31/2024	1,854,248
930,000	Blount International, Inc., Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 4.25%)	5.61%		04/12/2023	942,206
4,169,050	Brand Energy & Infrastructure Services, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.25%)	5.63%		06/21/2024	4,190,687
2,233,775	Bright Bidco BV, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 4.50%)	6.19%		06/28/2024	2,251,455
1,776,317	Burger King Restaurant Brands, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 2.25%)	3.94%		02/16/2024	1,777,738
4,366,728	BWAY Corporation, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.25%)	4.60%		04/03/2024	4,390,505
2,920,000	Caesars Resort Collection LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.75%)	4.34%		12/23/2024	2,936,688
1,062,338	Canyon Valor Companies, Inc., Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 4.25%)	5.94%		06/16/2023	1,076,504
199,741	Capital Automotive LP, Guaranteed Secured 2nd Lien Term Loan (1 Month LIBOR USD + 6.00%)	7.57%		03/24/2025	205,733
2,439,004	Capital Automotive LP, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.00%)	4.07%		03/25/2024	2,448,760
3,560,000	Capri Acquisitions Bidco Ltd, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.25%)	4.63%		11/01/2024	3,563,898
1,755,000	CBS Radio, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 2.75%)	4.17%		11/18/2024	1,766,881
3,664,738	Cengage Learning, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 4.25%)	5.71%		06/07/2023	3,508,474
3,590,000	CenturyLink, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.75%)	4.32%		01/31/2025	3,468,838
546,211	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Synthetic Letter Of Credit (3 Month LIBOR USD + 5.50%)	1.23%		03/19/2021	516,169
95,690	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.50%)	6.88%		03/19/2021	90,954
765,524	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.50%)	6.88%		03/19/2021	727,630
555,005	Ceva Intercompany BV, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.50%)	6.88%		03/19/2021	527,532
1,489,034	CH Hold Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.57%		02/01/2024	1,500,209
3,506,684	Change Healthcare Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.75%)	4.32%		03/01/2024	3,516,994
2,844,827	CHG Healthcare Services, Inc., Guaranteed Senior Secured 1st Lien Term Loan (2 Month LIBOR USD + 3.00%)	4.43%		06/07/2023	2,871,057
545,875	Chill Merger Sub Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%)	5.82%		03/20/2024	552,698
2,430,000	Cincinnati Bell, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.75%)	5.11%		10/02/2024	2,460,181
3,711,086	CityCenter Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.50%)	4.07%		04/18/2024	3,732,202
3,467,575	Colorado Buyer, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.00%)	4.38%		05/01/2024	3,493,946
1,430,000	Compass Power Generation LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.75%)	5.39%		12/20/2024	1,441,912
1,983,456	Compuware Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B3 (3 Month LIBOR USD + 4.25%)	5.63%		12/15/2021	1,998,956
2,644,024	Constellation Merger Sub, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.25%)	4.94%		09/18/2024	2,658,275
4,044,675	Constellis Holdings LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.00%)	6.69%		04/19/2024	4,092,706
923,027	CPI Holdco LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.19%		03/21/2024	931,971
3,665,899	CSC Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.25%)	3.74%		07/17/2025	3,657,009
1,356,213	CSM Bakery Supplies LLC, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 4.00%)	5.34%		07/03/2020	1,343,329
2,435,000	Cvent, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 5.00%)	5.32%		11/29/2024	2,441,087
1,965,000	Deerfield Holdings Corporation, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.25%)	4.63%		12/04/2024	1,971,632
2,063,052	Dell International LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.00%)	3.57%		09/07/2023	2,064,466
2,980,000	Delta 2 Lux Sarl, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.25%)	4.57%		02/01/2024	3,000,487
430,000	Diamond BC B.V.,Guaranteed Senior Secured 1st Lien Term Loan (2 Month LIBOR USD + 3.00%)	4.42%		09/06/2024	431,079
1,815,294	Digicel International Finance Ltd., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.75%)	5.31%		05/27/2024	1,825,505
335,000	Diplomat Pharmacy, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (Prime Rate + 4.50%)	8.00%		12/20/2024	337,931
384,038	Dragon Merger Sub LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.69%		07/24/2024	388,120
2,379,727	EFS Cogen Holdings I LLC, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 4.25%)	4.95%		06/28/2023	2,405,857
1,649,569	Eldorado Resorts, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.25%)	3.81%		04/17/2024	1,652,918
2,985,794	Energy Transfer Equity LP, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.00%)	3.50%		02/02/2024	2,978,329
2,760,691	Envision Healthcare Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C (1 Month LIBOR USD + 3.00%)	4.57%		12/01/2023	2,771,609
3,950,150	Equinox Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.57%		03/08/2024	3,991,311
2,271,659	Evergreen Skills, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.32%		04/28/2021	2,193,366
370,000	Excelitas Technologies Corporation, Guaranteed Senior Secured 1st Lien Term Loan (6 Month LIBOR USD + 3.50%)	5.16%		12/02/2024	373,526
1,120,000	Exgen Renewables LLC, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.00%)	4.47%		11/29/2024	1,134,000
1,640,221	Federal-Mogul Holdings Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C (1 Month LIBOR USD + 3.75%)	5.32%		04/15/2021	1,654,679
3,622,600	Filtration Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.50%)	4.38%		11/23/2020	3,658,265
936,210	First Data Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.25%)	3.80%		04/26/2024	937,633
1,444,088	Foresight Energy LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 5.75%)	7.44%		03/28/2022	1,358,648
3,714,398	Garda World Security Corporation, Senior Secured 1st Lien Term Loan, Tranche B (Prime Rate + 4.00%)	7.00%		05/24/2024	3,739,934
2,778,256	Gates Global LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2 (3 Month LIBOR USD + 3.00%)	4.69%		04/01/2024	2,797,551
480,000	Gavilan Resources LLC, Secured 2nd Lien Term Loan (1 Month LIBOR USD + 6.00%)	7.46%		03/01/2024	478,001
3,503,332	Genesys Telecommunications Laboratories, Inc., Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.75%)	5.44%		12/01/2023	3,527,417
3,605,249	Goldcup Merger Sub, Inc., Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 5.00%)	5.13%		05/02/2023	3,639,048
452,706	Golden Nugget, Inc., Guaranteed Senior Secured 1st Lien Term Loan (2 Month LIBOR USD + 3.25%)	4.86%		10/04/2023	456,753
1,815,777	Greektown Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.00%)	4.32%		04/25/2024	1,816,159
158,400	GTT Communications, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.25%)	4.88%		01/09/2024	159,720
2,258,368	Harbor Freight Tools USA, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.82%		08/18/2023	2,276,458
2,895,450	Hargray Corporation, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.00%)	4.57%		05/16/2024	2,907,032
1,143,450	Harsco Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1 (1 Month LIBOR USD + 3.00%)	4.63%		12/06/2024	1,159,647
3,615,000	Hawk Merger Sub, Inc., Senior Secured 1st Lien Term Loan, Tranche B1 (1 Month LIBOR USD + 3.25%)	4.82%		07/31/2024	3,647,770
2,917,688	Hayward Acquisition Corporation, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.50%)	5.07%		08/05/2024	2,928,629
99,002	HCA Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B8 (1 Month LIBOR USD + 2.25%)	3.82%		02/15/2024	99,736
3,058,430	Hyland Software, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.82%		07/01/2022	3,083,295
1,875,000	Impala Private Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.70%		11/14/2024	1,868,363
2,483,280	Informatica Corporation, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.50%)	5.19%		08/05/2022	2,495,473
3,615,000	Intelsat Jackson Holdings S.A., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B3 (3 Month LIBOR USD + 3.75%)	5.21%		11/30/2023	3,547,219
3,466,293	JDA Software Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.50%)	4.57%		10/12/2023	3,487,421
1,991,199	Jo-Ann Stores LLC, Senior Secured 1st Lien Term Loan, Tranche B (6 Month LIBOR USD + 5.00%)	6.55%		10/20/2023	1,926,485
3,482,613	Kenan Advantage Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B1 (1 Month LIBOR USD + 3.00%)	4.57%		08/01/2022	3,498,563
3,489,272	KIK Custom Products, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 5.00%)	6.17%		08/26/2022	3,517,186
2,738,138	Kloeckner Pentaplast, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 4.25%)	5.94%		06/30/2022	2,769,366
3,098,606	Kraton Polymers LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.00%)	4.57%		01/06/2022	3,135,232
3,487,493	Kronos Inc., Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.50%)	4.90%		11/01/2023	3,514,748
1,538,419	Learfield Communications, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%)	4.73%		12/01/2023	1,553,803
1,695,000	Level 3 Financing, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 2.25%)	3.70%		02/22/2024	1,697,424
3,498,352	Life Time Fitness, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.00%)	4.23%		06/10/2022	3,515,127
551,557	MGM Growth Properties LP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.25%)	3.82%		04/25/2023	554,412
2,660,172	Milacron LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.00%)	4.32%		09/28/2023	2,666,277
48,673	Mission Broadcasting, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2 (1 Month LIBOR USD + 2.50%)	3.86%		01/17/2024	48,869
710,000	Mitchell International, Inc., Guaranteed Secured 2nd Lien Term Loan (3 Month LIBOR USD + 7.25%)	8.94%		12/01/2025	718,073
2,077,463	Mitchell International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.25%)	4.94%		11/29/2024	2,080,994
167,537	Mitchell International, Inc., Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan	0.00%	&	11/29/2024	167,822
629,455	Mohegan Tribal Gaming Authority, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (Prime Rate + 4.50%)	7.50%		10/13/2023	636,045
3,384,620	MPH Acquisition Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.75%)	4.69%		06/07/2023	3,395,197
1,432,182	National Vision, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.32%		11/20/2024	1,435,763
385,559	Nexstar Broadcasting, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2 (1 Month LIBOR USD + 2.50%)	3.86%		01/17/2024	387,107
2,122,443	Optiv Security, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%)	4.63%		02/01/2024	1,987,137
2,967,563	Peak 10 Holding Corporation, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.19%		08/01/2024	2,970,812
4,278,089	Pharmaceutical Product Development LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 2.75%)	4.44%		08/18/2022	4,289,512
817,613	Pike Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.50%)	5.07%		09/20/2024	830,556
3,295,789	Playa Resorts Holding B.V., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.25%)	4.63%		04/29/2024	3,316,042
897,750	PODS LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.00%)	4.40%		12/06/2024	904,483
2,039,653	PQ Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1 (3 Month LIBOR USD + 3.25%)	4.63%		11/04/2022	2,058,959
2,057,307	Precyse Acquisition Corporation, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 5.50%)	6.07%		10/20/2022	2,065,022
3,611,850	Prime Security Services Borrower LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.75%)	4.32%		05/02/2022	3,642,713
4,124,275	Project Alpha Intermediate Holding, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (6 Month LIBOR USD + 3.50%)	5.04%		04/26/2024	4,043,501
3,090,915	Quest Software US Holdings, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.50%)	6.92%		10/31/2022	3,145,825
3,532,131	RCN Corporation, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.00%)	4.57%		02/01/2024	3,511,009
2,281,838	RentPath LLC, Senior Secured 1st Lien Term Loan, Tranche B1 (1 Month LIBOR USD + 4.75%)	6.32%		12/17/2021	2,292,893
3,509,068	Reynolds Group, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.00%)	4.32%		02/03/2023	3,529,596
300,000	Riverbed Technology, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.25%)	4.82%		04/25/2022	295,959
2,937,638	Scientific Games International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4 (1 Month LIBOR USD + 3.25%)	4.82%		08/14/2024	2,964,972
624,379	SCS Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%)	5.82%		10/31/2022	629,062
3,658,342	Securus Technologies Holdings, Inc., Senior Secured 1st Lien Term Loan (2 Month LIBOR USD + 4.50%)	6.12%		11/01/2024	3,704,090
2,679,750	Select Medical Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (Prime Rate + 3.50%)	7.00%		03/01/2021	2,709,897
2,935,000	Sinclair Television Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 2.50%)	3.98%		12/12/2024	2,933,635
3,503,808	SolarWinds Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.07%		02/03/2023	3,521,765
1,829,692	Solenis International LP, Guaranteed Secured 2nd Lien Term Loan (3 Month LIBOR USD + 6.75%)	8.23%		07/29/2022	1,756,504
3,490,757	Solera LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 4.75%)	4.82%		03/03/2023	3,517,670
2,228,767	Sophia LP, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.25%)	4.94%		09/30/2022	2,233,882
3,236,870	Southern Graphics, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.07%		11/22/2022	3,257,505
523,130	Southern Graphics, Inc., Senior Secured 1st Lien Delayed-Draw Term Loan	0.00%	&	11/22/2022	526,465
1,695,000	Staples, Inc., Senior Secured 1st Lien Term Loan (2 Month LIBOR USD + 4.00%)	5.49%		09/12/2024	1,665,126
496,250	TCH-2 Holdings LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.57%		05/06/2021	499,724
3,512,169	Team Health Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.75%)	4.32%		02/06/2024	3,428,773
3,471,547	Telesat Canada, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4 (3 Month LIBOR USD + 3.00%)	4.70%		11/17/2023	3,491,612
4,292,563	TKC Holdings, Inc., Senior Secured 1st Lien Term Loan (2 Month LIBOR USD + 4.25%)	5.67%		02/01/2023	4,331,453
2,645,737	TransDigm, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche F (1 Month LIBOR USD + 2.75%)	4.32%		06/09/2023	2,652,709
154,225	TransDigm, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche G (1 Month LIBOR USD + 3.00%)	4.57%		08/22/2024	155,136
462,178	Travel Leaders Group LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 4.50%)	5.92%		01/25/2024	469,401
1,825,000	Traverse Midstream Partners LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (6 Month LIBOR USD + 4.00%)	5.85%		09/27/2024	1,851,691
34,361	Tribune Media Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.00%)	4.57%		12/24/2020	34,454
428,263	Tribune Media Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C (1 Month LIBOR USD + 3.00%)	4.57%		01/26/2024	429,535
1,991,218	Tumi Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.25%)	3.82%		08/01/2023	2,005,117
3,974,623	UFC Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 4.00%)	4.81%		08/18/2023	4,001,333
672,240	Ultra Resources, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.00%)	4.41%		04/12/2024	672,744
1,951,583	Univar USA, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B3 (1 Month LIBOR USD + 2.50%)	4.07%		07/01/2024	1,960,638
2,975,974	US Renal Care, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.25%)	5.94%		12/30/2022	2,938,775
2,489,243	USAGM HoldCo LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%)	4.75%		07/28/2022	2,473,299
3,486,762	VF Holdings Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.82%		06/30/2023	3,517,881
584,128	Vizient, Inc., Senior Secured 1st Lien Term Loan, Tranche B3 (1 Month LIBOR USD + 3.50%)	5.07%		02/13/2023	586,975
1,795,000	West Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.35%		10/10/2024	1,802,099
1,351,613	West Street Merger Sub, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.00%)	4.57%		09/27/2024	1,359,215
3,730,000	Wink Holdco, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.49%		12/02/2024	3,755,662
4,035,000	WMG Acquisition Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche E (1 Month LIBOR USD + 2.25%)	3.64%		11/01/2023	4,043,514
1,718,980	York Risk Services Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.75%)	5.32%		10/01/2021	1,687,179
2,206,615	Zodiac Pool Solutions LLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.69%		12/20/2023	2,221,797

Total Bank Loans (Cost $356,956,924)					357,281,288

Collateralized Loan Obligations - 13.1%
250,000	Adams Mill Ltd., Series 2014-1A-D1 (3 Month LIBOR USD + 3.50%)	4.86%	^	07/15/2026	251,545
10,000,000	AIMCO, Series 2014-AA-AR (3 Month LIBOR USD + 1.10%)	2.46%	^	07/20/2026	10,013,423
3,935,000	ALM LLC, Series 2014-14A-A1R (3 Month LIBOR USD + 1.15%)	2.53%	^	07/28/2026	3,935,000
5,000,000	ALM LLC, Series 2016-19A-A1 (3 Month LIBOR USD + 1.55%)	2.91%	^	07/15/2028	5,055,052
2,500,000	ALM LLC, Series 2016-19A-A2 (3 Month LIBOR USD + 2.20%)	3.56%	^	07/15/2028	2,580,736
10,000,000	Anchorage Capital Ltd., Series 2012-1A-A2R (3 Month LIBOR USD + 2.10%)	3.46%	^	01/13/2027	10,073,853
2,000,000	Apidos Ltd., Series 2013-16A-A1R (3 Month LIBOR USD + 0.98%)	2.34%	^	01/19/2025	2,003,824
1,000,000	Apidos Ltd., Series 2015-20A-A1R (3 Month LIBOR USD + 1.33%)	2.69%	^	01/16/2027	1,006,637
5,000,000	Apidos Ltd., Series 2016-24A-A2 (3 Month LIBOR USD + 2.00%)	3.36%	^	07/20/2027	5,060,047
404,000	Arbor Realty Ltd., Series 2016-FL1A-B (1 Month LIBOR USD + 2.95%)	4.43%	^	09/15/2026	410,370
10,000,000	Arbor Realty Ltd., Series 2017-FL2-A (1 Month LIBOR USD + 0.99%)	2.40%	^	08/15/2027	10,077,970
4,500,000	Arrowpoint Ltd., Series 2013-1A-A1R (3 Month LIBOR USD + 1.52%)	2.94%	^	11/15/2028	4,561,609
25,000,000	Atlas Senior Loan Fund Ltd., Series 2013-2A-A1LR (3 Month LIBOR USD + 0.98%)	2.40%	^	02/17/2026	25,030,607
250,000	Avery Point Ltd., Series 2013-2A-D (3 Month LIBOR USD + 3.45%)	4.80%	^	07/17/2025	250,584
20,000,000	Babson Ltd., Series 2014-3A-AR (3 Month LIBOR USD + 1.32%)	2.68%	^	01/15/2026	20,128,219
500,000	Babson Ltd., Series 2014-3A-D2 (1 Month LIBOR USD + 4.40%)	5.76%	^	01/15/2026	501,734
2,500,000	Babson Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	4.31%	^	10/20/2030	2,543,748
6,750,000	Benefit Street Partners Ltd., Series 2013-IIIA-A1R (3 Month LIBOR USD + 1.25%)	2.61%	^	07/20/2029	6,748,835
1,000,000	Betony Ltd., Series 2015-1A-D (3 Month LIBOR USD + 3.60%)	4.96%	^	04/15/2027	1,011,605
2,500,000	BlueMountain Ltd., Series 2013-1A-A1R (3 Month LIBOR USD + 1.40%)	2.76%	^	01/20/2029	2,526,129
4,000,000	BlueMountain Ltd., Series 2015-3A-A1 (3 Month LIBOR USD + 1.48%)	2.84%	^	10/20/2027	4,034,904
5,000,000	BlueMountain Ltd., Series 2016-1A-D (3 Month LIBOR USD + 4.80%)	6.16%	^	04/20/2027	5,088,821
4,500,000	Canyon Capital Ltd., Series 2006-1A-D (3 Month LIBOR USD + 1.60%)	3.19%	^	12/15/2020	4,527,347
1,500,000	Canyon Capital Ltd., Series 2014-1A-B (3 Month LIBOR USD + 2.65%)	4.03%	^	04/30/2025	1,502,480
5,800,000	Canyon Capital Ltd., Series 2016-2A-B (3 Month LIBOR USD + 2.00%)	3.36%	^	10/15/2028	5,855,846
2,000,000	Carlyle Global Market Strategies Ltd., Series 2015-1A-AR (3 Month LIBOR USD + 1.00%)	2.36%	^	04/20/2027	1,999,790
18,000,000	Cavalry Ltd., Series 2014-4A-AR (3 Month LIBOR USD + 0.85%)	2.21%	^	10/15/2026	18,025,249
1,000,000	Cent Ltd., Series 2013-19A-A1A (3 Month LIBOR USD + 1.33%)	2.71%	^	10/29/2025	1,001,624
1,000,000	Cent Ltd., Series 2014-21A-A1AR (3 Month LIBOR USD + 1.21%)	2.58%	^	07/27/2026	1,003,687
250,000	Cent Ltd., Series 2014-22A-C (3 Month LIBOR USD + 3.75%)	5.14%	^	11/07/2026	250,886
22,000,000	CFIP Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 1.32%)	2.68%	^	07/13/2029	21,998,536
1,117,945	Cutwater Ltd., Series 2014-1A-A1AR (3 Month LIBOR USD + 1.25%)	2.61%	^	07/15/2026	1,122,803
20,000,000	Cutwater Ltd., Series 2014-1A-A1BR (3 Month LIBOR USD + 1.25%)	2.61%	^	07/15/2026	20,066,238
25,000,000	CVP Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.34%)	2.80%	^	07/20/2030	24,998,247
250,000	Flatiron Ltd., Series 2014-1A-C (3 Month LIBOR USD + 3.30%)	4.65%	^	07/17/2026	251,210
500,000	Galaxy Ltd., Series 2014-18A-D1 (3 Month LIBOR USD + 3.70%)	5.06%	^	10/15/2026	505,056
5,250,000	Galaxy Ltd., Series 2016-22A-B1 (3 Month LIBOR USD + 2.10%)	3.46%	^	07/16/2028	5,272,677
500,000	Halcyon Loan Advisors Funding Ltd., Series 2012-1X-A2 (3 Month LIBOR USD + 2.50%)	3.92%		08/15/2023	503,838
500,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C (3 Month LIBOR USD + 2.70%)	4.08%	^	08/01/2025	504,010
250,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-D (3 Month LIBOR USD + 3.80%)	5.18%	^	08/01/2025	249,222
2,100,000	Halcyon Loan Advisors Funding Ltd., Series 2014-1A-A1R (3 Month LIBOR USD + 1.13%)	2.48%	^	04/18/2026	2,100,384
500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C (3 Month LIBOR USD + 3.50%)	4.88%	^	04/28/2025	499,996
25,000,000	Halcyon Loan Advisors Funding Ltd., Series 2015-3A-A1R (3 Month LIBOR USD + 0.90%)	0.01%	^	10/18/2027	25,006,615
20,000,000	Hildene Ltd., Series 2014-2A-AR (3 Month LIBOR USD + 1.18%)	2.54%	^	07/19/2026	20,064,183
3,000,000	Hildene Ltd., Series 2015-4A-A1A (3 Month LIBOR USD + 1.50%)	2.86%	^	07/23/2027	3,034,676
5,000,000	Jamestown Ltd., Series 2013-3A-A1AR (3 Month LIBOR USD + 1.14%)	2.50%	^	01/15/2026	5,013,199
3,000,000	Jamestown Ltd., Series 2014-4A-A1AR (3 Month LIBOR USD + 0.69%)	2.05%	^	07/15/2026	2,996,048
1,000,000	Jamestown Ltd., Series 2015-6A-A1AR (3 Month LIBOR USD + 1.15%)	2.59%	^	02/20/2027	1,002,360
26,000,000	KVK Ltd., Series 2015-1A-AR (3 Month LIBOR USD + 1.25%)	2.69%	^	05/20/2027	26,053,086
8,829,537	LCM LP, Series 14A-A (3 Month LIBOR USD + 1.15%)	2.51%	^	07/15/2025	8,859,748
500,000	LCM LP, Series 14A-D (3 Month LIBOR USD + 3.50%)	4.86%	^	07/15/2025	501,524
250,000	LCM LP, Series 16A-DR (1 Month LIBOR USD + 3.00%)	4.24%	^	07/15/2026	251,854
10,595,000	Madison Park Funding Ltd., Series 2013-11A-AR (3 Month LIBOR USD + 1.16%)	2.52%	^	07/23/2029	10,629,598
1,000,000	Madison Park Funding Ltd., Series 2014-15A-CR (3 Month LIBOR USD + 3.45%)	4.82%	^	01/27/2026	1,014,385
25,000,000	Marathon Ltd., Series 2013-5A-A1R (3 Month LIBOR USD + 0.87%)	2.31%	^	11/21/2027	24,990,457
15,000,000	Marathon Ltd., Series 2014-7A-A1R (3 Month LIBOR USD + 1.32%)	2.70%	^	10/28/2025	15,079,690
8,625,000	Marathon Ltd., Series 2017-9A-A2 (3 Month LIBOR USD + 1.75%)	3.11%	^	04/15/2029	8,674,932
25,000,000	Midocean Credit, Series 2017-7A-A1 (3 Month LIBOR USD + 1.32%)	2.68%	^	07/15/2029	25,110,992
25,000,000	MP Ltd., Series 2013-2A-ARR (3 Month LIBOR USD + 1.28%)	2.65%	^	07/25/2029	24,989,726
5,000,000	MP Ltd., Series 2014-2A-AR (3 Month LIBOR USD + 1.20%)	2.56%	^	01/15/2027	5,012,678
500,000	North End Ltd., Series 2013-1A-C (3 Month LIBOR USD + 2.75%)	4.10%	^	07/17/2025	501,896
250,000	North End Ltd., Series 2013-1A-D (3 Month LIBOR USD + 3.50%)	4.85%	^	07/17/2025	251,209
9,000,000	Northwoods Capital Ltd., Series 2017-16A-A (3 Month LIBOR USD + 1.27%)	2.69%	^	11/15/2030	8,997,775
3,316,252	Octagon Investment Partners Ltd., Series 2013-1A-A (3 Month LIBOR USD + 1.12%)	2.47%	^	07/17/2025	3,323,661
750,000	Octagon Investment Partners Ltd., Series 2014-1A-C (3 Month LIBOR USD + 3.65%)	5.06%	^	11/14/2026	754,669
10,000,000	Race Point Ltd., Series 2015-9A-A1AR (3 Month LIBOR USD + 1.21%)	2.57%	^	10/15/2030	10,062,630
8,500,000	Rockford Tower Ltd., Series 2017-2A-A (3 Month LIBOR USD + 1.27%)	2.51%	^	10/15/2029	8,539,039
5,000,000	Shackleton Ltd., Series 2016-9A-A (3 Month LIBOR USD + 1.50%)	2.86%	^	10/20/2028	5,054,792
12,400,000	Sound Harbor Loan Fund Ltd., Series 2014-1A-A1R (3 Month LIBOR USD + 1.20%)	2.58%	^	10/30/2026	12,439,900
20,000,000	Steele Creek Ltd., Series 2014-1A-A1R (3 Month LIBOR USD + 1.33%)	2.77%	^	08/21/2026	20,118,844
9,500,000	Steele Creek Ltd., Series 2015-1A-AR (3 Month LIBOR USD + 1.26%)	2.70%	^	05/21/2029	9,512,675
5,000,000	Stewart Park Ltd., Series 2015-1A-B (3 Month LIBOR USD + 2.00%)	3.36%	^	04/15/2026	5,000,808
1,578,091	Symphony Ltd., Series 2012-8A-AR (3 Month LIBOR USD + 1.10%)	2.45%	^	01/09/2023	1,579,607
3,500,000	TCI-Cent Ltd., Series 2016-1A-A1 (3 Month LIBOR USD + 1.52%)	2.89%	^	12/21/2029	3,552,181
6,250,000	TCI-Cent Ltd., Series 2016-1A-A2 (3 Month LIBOR USD + 2.20%)	3.57%	^	12/21/2029	6,319,150
2,000,000	TCI-Flatiron Ltd, Series 2016-1A-B (3 Month LIBOR USD + 2.20%)	3.55%	^	07/17/2028	2,021,792
31,850	Venture Ltd., Series 2007-8A-A2A (3 Month LIBOR USD + 0.22%)	1.58%	^	07/22/2021	31,783
6,000,000	Venture Ltd., Series 2007-8A-B (3 Month LIBOR USD + 0.42%)	1.78%	^	07/22/2021	5,972,467
4,000,000	Venture Ltd., Series 2007-8A-C (3 Month LIBOR USD + 0.90%)	2.26%	^	07/22/2021	3,994,326
6,000,000	Venture Ltd., Series 2014-17A-AR (3 Month LIBOR USD + 1.08%)	2.44%	^	07/15/2026	6,000,369
20,000,000	Venture Ltd., Series 2015-20A-AR (3 Month LIBOR USD + 0.82%)	2.18%	^	04/16/2027	20,000,679
8,500,000	Venture Ltd., Series 2017-29A-A (3 Month LIBOR USD + 1.28%)	2.60%	^	09/07/2030	8,482,665
5,000,000	Vibrant Ltd., Series 2015-3A-A1R (3 Month LIBOR USD + 1.48%)	2.84%	^	04/20/2026	5,056,011
3,500,000	Vibrant Ltd., Series 2016-5A-B (3 Month LIBOR USD + 2.10%)	3.46%	^	01/20/2029	3,499,666
5,619,890	Voya Ltd., Series 2013-2A-A1 (3 Month LIBOR USD + 1.15%)	2.52%	^	04/25/2025	5,636,412
3,100,000	Voya Ltd., Series 2014-4A-A1R (3 Month LIBOR USD + 0.95%)	2.31%	^	10/14/2026	3,103,457
6,250,000	WhiteHorse Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 0.90%)	2.28%	^	05/01/2026	6,254,353
5,000,000	Wind River Ltd., Series 2016-1A-B (3 Month LIBOR USD + 2.35%)	3.71%	^	07/15/2028	5,048,247
15,000,000	Zais Ltd., Series 2014-2A-A1AR (3 Month LIBOR USD + 1.20%)	2.57%	^	07/25/2026	15,039,803

Total Collateralized Loan Obligations (Cost $627,308,944)					629,570,995

Foreign Corporate Bonds - 7.6%
2,500,000	Adani Ports & Special Economic Zone Ltd.	3.50%		07/29/2020	2,529,415
6,515,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.63%		10/30/2020	6,833,588
200,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	206,350
1,000,000	Agromercantil Senior Trust	6.25%		04/10/2019	1,031,750
2,000,000	Alibaba Group Holding Ltd.	2.50%		11/28/2019	2,006,133
900,000	Alibaba Group Holding Ltd.	3.13%		11/28/2021	912,125
1,500,000	America Movil S.A.B. de C.V.	5.00%		03/30/2020	1,582,453
5,200,000	America Movil SAB de C.V.	3.13%		07/16/2022	5,271,029
7,300,000	AstraZeneca PLC	2.38%		11/16/2020	7,293,425
6,600,000	Axiata SPV2 BHD	3.47%		11/19/2020	6,686,671
500,000	Banco Davivienda S.A.	2.95%		01/29/2018	500,500
2,600,000	Banco de Costa Rica	5.25%		08/12/2018	2,609,750
200,000	Banco de Credito del Peru	2.25%	^	10/25/2019	200,250
1,500,000	Banco de Credito del Peru	5.38%		09/16/2020	1,601,250
6,500,000	Banco de Credito del Peru	4.25%		04/01/2023	6,833,125
8,000,000	Banco del Estado de Chile	3.88%		02/08/2022	8,352,786
6,000,000	Banco GNB Sudameris S.A.	3.88%		05/02/2018	6,018,000
6,500,000	Banco International del Peru S.A.A.	5.75%		10/07/2020	7,003,750
4,825,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%		05/07/2020	4,891,344
1,500,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	1,511,745
600,000	Banco Regional SAECA	8.13%		01/24/2019	628,620
4,720,000	Banco Santander	3.88%		09/20/2022	4,920,665
5,800,000	Banco Santander (5 Year CMT Rate + 4.58%)	5.95%		01/30/2024	6,053,750
800,000	Banistmo S.A.	3.65%	^	09/19/2022	792,000
7,455,000	Bank of Nova Scotia	2.15%		07/14/2020	7,420,335
1,000,000	BBVA Banco Continental S.A.	3.25%		04/08/2018	1,004,200
4,000,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	4,325,000
2,200,000	BDO Unibank, Inc.	2.63%		10/24/2021	2,182,215
6,350,000	BDO Unibank, Inc.	2.95%		03/06/2023	6,249,422
8,000,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	8,463,200
3,000,000	Bharti Airtel Ltd.	5.13%		03/11/2023	3,185,067
5,560,000	BP Capital Markets PLC	1.68%		05/03/2019	5,531,358
830,000	BP Capital Markets PLC	1.77%		09/19/2019	825,409
136,000	BP Capital Markets PLC	2.32%		02/13/2020	136,365
4,500,000	British Telecommunications PLC	5.95%		01/15/2018	4,506,059
2,500,000	Celulosa Arauco y Constitucion S.A.	4.75%		01/11/2022	2,650,987
1,100,000	CK Hutchison International Ltd.	2.88%		04/05/2022	1,096,758
7,700,000	CK Hutchison International Ltd.	2.88%	^	04/05/2022	7,677,304
3,500,000	CNOOC Finance Ltd.	2.63%		05/05/2020	3,492,736
4,500,000	CNOOC Finance Ltd.	3.88%		05/02/2022	4,644,054
1,000,000	CNPC General Capital Ltd.	2.75%		05/14/2019	1,002,460
5,500,000	CNPC General Capital Ltd.	3.95%		04/19/2022	5,712,133
1,700,000	CNPC Overseas Capital Ltd.	4.50%		04/28/2021	1,786,985
500,000	Coca-Cola Femsa S.A.B. de C.V.	4.63%		02/15/2020	524,222
4,500,000	Comision Federal de Electricidad	4.88%		05/26/2021	4,777,875
5,980,000	Commonwealth Bank of Australia	2.25%	^	03/10/2020	5,963,138
1,295,000	Commonwealth Bank of Australia	2.05%	^	09/18/2020	1,281,837
2,800,000	Corpbanca S.A.	3.88%		09/22/2019	2,858,157
300,000	Corporacion Financiera de Desarrollo S.A.	3.25%		07/15/2019	303,000
500,000	Corporacion Financiera de Desarrollo S.A.	3.25%	^	07/15/2019	505,000
1,500,000	DBS Group Holdings Ltd. (3 Month LIBOR USD + 0.62%)	1.99%	^	07/25/2022	1,509,011
1,500,000	DBS Group Holdings Ltd. (3 Month LIBOR USD + 0.62%)	1.99%		07/25/2022	1,509,011
6,500,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	6,487,215
160,000	Delek & Avner Tamar Bond Ltd.	3.84%	^	12/30/2018	160,487
3,840,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	3,855,667
900,000	Digicel Ltd.	8.25%		09/30/2020	887,670
800,000	Digicel Ltd.	7.13%		04/01/2022	743,816
2,800,000	ECL S.A.	5.63%		01/15/2021	3,031,965
1,500,000	Empresa de Energia de Bogota S.A.	6.13%		11/10/2021	1,531,875
800,000	Empresas Publicas de Medellin E.S.P.	7.63%		07/29/2019	862,000
1,999,918	ENA Norte Trust	4.95%		04/25/2023	2,087,415
1,500,000	Export-Import Bank of India	2.75%		04/01/2020	1,499,876
5,500,000	Export-Import Bank of India	3.13%		07/20/2021	5,535,409
1,300,000	Export-Import Bank of India (3 Month LIBOR USD + 1.00%)	2.44%		08/21/2022	1,306,870
3,500,000	Fondo Mivivienda S.A.	3.38%		04/02/2019	3,539,375
3,100,000	Fondo Mivivienda S.A.	3.50%		01/31/2023	3,119,840
2,500,000	Fondo Mivivienda S.A.	3.50%	^	01/31/2023	2,516,000
3,100,000	Global Bank Corporation	5.13%		10/30/2019	3,212,220
200,000	Global Bank Corporation	5.13%	^	10/30/2019	207,240
300,000	Global Bank Corporation	4.50%	^	10/20/2021	306,360
4,000,000	Global Bank Corporation	4.50%		10/20/2021	4,084,800
4,400,000	Grupo Bimbo S.A.B. de C.V.	4.88%		06/30/2020	4,634,085
1,300,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	1,228,500
476,487	Guanay Finance Ltd.	6.00%	^	12/15/2020	491,758
1,111,802	Guanay Finance Ltd.	6.00%		12/15/2020	1,147,436
3,400,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	3,696,640
271,910	Interoceanica Finance Ltd.	0.00%		11/30/2018	267,151
6,650,000	Inversiones CMPC S.A.	4.50%		04/25/2022	6,985,585
1,700,000	IOI Investment BHD	4.38%		06/27/2022	1,755,587
1,000,000	Israel Electric Corporation Ltd.	5.63%		06/21/2018	1,015,000
5,100,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	5,217,881
200,000	OAS Investments GMBH	8.25%	Ω	10/19/2019	10,500
150,000	Odebrecht Finance Ltd.	7.50%	†	09/29/2049	49,200
2,500,000	ONGC Videsh Ltd.	3.25%		07/15/2019	2,516,625
5,400,000	ONGC Videsh Ltd.	2.88%		01/27/2022	5,343,262
1,000,000	ONGC Videsh Ltd.	3.75%		05/07/2023	1,018,082
4,775,000	Orange S.A.	2.75%		02/06/2019	4,802,348
450,000	Orange S.A.	5.38%		07/08/2019	470,513
8,000,000	Oversea-Chinese Banking Corporation (5 Year Swap Rate USD + 2.20%)	4.00%		10/15/2024	8,149,043
3,200,000	Panama Metro Line SP	0.00%	^	12/05/2022	2,944,000
231,307	Peru Enhanced Pass-Through Finance Ltd.	0.00%		05/31/2018	229,573
500,000	Peru Enhanced Pass-Through Finance Ltd.	0.00%		06/02/2025	435,000
5,600,000	Petronas Capital Ltd.	3.13%		03/18/2022	5,675,079
3,700,000	Petronas Global Sukuk Ltd.	2.71%		03/18/2020	3,708,628
2,800,000	PSA International Ltd.	4.63%		09/11/2019	2,902,511
200,000	PSA International Ltd.	3.88%		02/11/2021	207,926
250,000	Reliance Holdings, Inc.	4.50%		10/19/2020	261,533
8,500,000	Reliance Holdings, Inc.	5.40%		02/14/2022	9,239,511
4,530,000	Royal Bank of Canada	1.50%		07/29/2019	4,478,807
700,000	SACI Falabella	3.75%		04/30/2023	718,503
7,699,000	Shire Acquisitions Investments Ireland DAC	1.90%		09/23/2019	7,631,681
500,000	Sinopec Group Overseas Development Ltd.	2.50%	^	04/28/2020	497,514
500,000	Sinopec Group Overseas Development Ltd.	2.50%		04/28/2020	497,514
2,000,000	Sinopec Group Overseas Development Ltd.	2.75%		05/03/2021	1,995,134
500,000	Sinopec Group Overseas Development Ltd.	2.00%	^	09/29/2021	484,909
400,000	Sinopec Group Overseas Development Ltd.	2.00%		09/29/2021	387,928
1,500,000	Sinopec Group Overseas Development Ltd.	3.00%		04/12/2022	1,498,410
700,000	Sinopec Group Overseas Development Ltd.	3.00%	^	04/12/2022	699,258
2,500,000	Sinopec Group Overseas Development Ltd.	3.90%		05/17/2022	2,587,360
3,100,000	SPC Panama Metro Line	0.00%		12/05/2022	2,852,000
6,910,000	Sumitomo Mitsui Financial Group, Inc.	2.06%		07/14/2021	6,774,629
1,400,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	1,442,714
6,000,000	Telefonica Chile S.A.	3.88%		10/12/2022	6,198,606
1,000,000	Temasek Financial Ltd.	2.38%		01/23/2023	989,262
2,200,000	Tencent Holdings Ltd.	2.88%		02/11/2020	2,213,375
300,000	Tencent Holdings Ltd.	2.88%	^	02/11/2020	301,824
6,800,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	6,990,400
4,665,000	UBS AG	2.45%	^	12/01/2020	4,653,538
2,800,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.00%)	3.75%		09/19/2024	2,843,554
5,200,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	5,242,276
1,300,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.65%)	2.88%		03/08/2027	1,275,890
600,000	UPL Corporation	3.25%		10/13/2021	599,051
600,000	Want Want China Finance Ltd.	1.88%	^	05/14/2018	598,461
775,000	Westpac Banking Corporation	1.95%		11/23/2018	774,160
4,475,000	Westpac Banking Corporation	1.60%		08/19/2019	4,429,118

Total Foreign Corporate Bonds (Cost $365,972,127)					366,428,705

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 1.5%
6,700,000	Chile Government International Bond	2.25%		10/30/2022	6,626,300
8,000,000	Chile International Government Bond	3.25%		09/14/2021	8,242,000
965,000	Costa Rica Government International Bond	10.00%		08/01/2020	1,112,162
218,595	Dominican Republic International Bond	9.04%		01/23/2018	220,740
6,000,000	Dominican Republic International Bond	7.50%		05/06/2021	6,562,500
1,800,000	Indonesia Government International Bond	6.13%		03/15/2019	1,887,138
8,500,000	Indonesia Government International Bond	4.88%		05/05/2021	9,081,222
1,100,000	Indonesia Government International Bond	3.70%		01/08/2022	1,131,644
900,000	Indonesia Government International Bond	3.70%	^	01/08/2022	925,890
8,600,000	Israel Government International Bond	4.00%		06/30/2022	9,135,694
6,000,000	Mexico Government International Bond	3.63%		03/15/2022	6,249,000
1,300,000	Panama Government International Bond	5.20%		01/30/2020	1,373,450
12,600,000	Philippine Government International Bond	4.00%		01/15/2021	13,246,657
2,500,000	Republic of Poland Government International Bond	5.13%		04/21/2021	2,709,100
5,010,000	Wakala Global Sukuk BHD	4.65%		07/06/2021	5,354,688

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $73,904,599)					73,858,185

Non-Agency Commercial Mortgage Backed Obligations - 11.3%
365,638	A10 LLC, Series 2016-1-A1	2.42%	^	03/15/2035	366,593
1,080,000	Americold LLC, Series 2010-ARTA-C	6.81%	^	01/14/2029	1,180,229
200,000	BAMLL Commercial Mortgage Securities Trust, Series 2014-IP-E	2.72%	#^	06/15/2028	198,645
30,000,000	BAMLL Commercial Mortgage Securities Trust, Series 2015-200P-XA	0.38%	#^I/O	04/14/2033	776,322
38,543	Banc of America Commercial Mortgage Trust, Series 2007-5-AM	5.77%	#	02/10/2051	38,527
511,860	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-4-H	6.03%	#^	07/10/2042	514,156
57,851,399	BANK, Series 2017-BNK4-XA	1.46%	#I/O	05/15/2050	5,527,053
57,676,572	Barclays Commercial Mortgage Securities LLC, Series 2017-C1-XA	1.52%	#I/O	02/15/2050	5,971,486
1,174,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-C (1 Month LIBOR USD + 1.20%)	2.68%	^	08/15/2036	1,173,779
1,338,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-D (1 Month LIBOR USD + 1.70%)	3.18%	^	08/15/2036	1,337,780
2,803,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-E (1 Month LIBOR USD + 2.50%)	3.98%	^	08/15/2036	2,805,856
2,686,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%)	4.98%	^	08/15/2036	2,694,067
6,786,000	Barclays Commercial Mortgage Securities, LLC, Series 2014-BXO-E (1 Month LIBOR USD + 3.75%)	5.23%	^	08/15/2027	6,809,703
8,471,000	BBCMS Mortgage Trust, Series 2017-GLKS-E (1 Month LIBOR USD + 2.85%)	4.10%	^	11/15/2034	8,479,578
7,538,000	BB-UBS Trust, Series 2012-TFT-TE	3.56%	#^	06/05/2030	6,830,489
500,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.54%	#	01/12/2045	472,641
1,000,000	Bsprt Issuer Ltd., Series 2017-FL1-A (1 Month LIBOR USD + 1.35%)	2.83%	^	06/15/2027	1,003,873
3,250,000	Bsprt Issuer Ltd., Series 2017-FL1-B (1 Month LIBOR USD + 2.40%)	3.88%	^	06/15/2027	3,267,594
3,087,000	BX Trust, Series 2017-APPL-D (1 Month LIBOR USD + 2.05%)	3.53%	^	07/15/2034	3,100,183
4,777,000	BX Trust, Series 2017-APPL-E (1 Month LIBOR USD + 3.15%)	4.63%	^	07/15/2034	4,810,296
3,215,000	BX Trust, Series 2017-IMC-D (1 Month LIBOR USD + 2.25%)	3.50%	^	10/15/2032	3,224,746
5,186,000	BX Trust, Series 2017-IMC-E (1 Month LIBOR USD + 3.25%)	4.50%	^	10/15/2032	5,208,383
2,947,000	BX Trust, Series 2017-SLCT-D (1 Month LIBOR USD + 2.05%)	3.53%	^	07/15/2034	2,951,617
4,846,000	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.15%)	4.63%	^	07/15/2034	4,870,240
68,270,855	CD Commercial Mortgage Trust, Series 2017-CD3-XA	1.04%	#I/O	02/10/2050	5,040,574
67,829,680	CD Commercial Mortgage Trust, Series 2017-CD4-XA	1.33%	#I/O	05/10/2050	6,119,234
21,921,696	CFCRE Commercial Mortgage Trust, Series 2016-C3-XA	1.07%	#I/O	01/10/2048	1,463,438
38,479,895	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.75%	#I/O	05/10/2058	4,095,169
59,152,121	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.67%	#I/O	06/15/2050	6,489,245
16,201,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-XB	0.96%	#I/O	06/15/2050	1,258,825
2,421,993	CGCMT Trust, Series 2010-RR2-JA4B	6.07%	#^	02/19/2051	2,417,761
3,277,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-D (1 Month LIBOR USD + 1.60%)	3.08%	^	07/15/2028	3,280,881
4,587,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-E (1 Month LIBOR USD + 2.15%)	3.63%	^	07/15/2028	4,593,593
736,000	CHT Mortgage Trust, Series 2017-CSMO-E (1 Month LIBOR USD + 3.00%)	4.38%	^	11/15/2036	738,810
393,000	CHT Mortgage Trust, Series 2017-CSMO-F (1 Month LIBOR USD + 3.74%)	5.12%	^	11/15/2036	394,185
1,300,436	Citigroup Commercial Mortgage Trust, Series 2008-C7-AM	6.19%	#	12/10/2049	1,302,945
8,041,711	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.04%	#I/O	10/10/2047	451,574
1,430,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.43%	#^	02/10/2048	1,221,260
5,856,667	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.41%	#I/O	02/10/2048	445,927
1,750,000	Citigroup Commercial Mortgage Trust, Series 2015-GC31-C	4.06%	#	06/10/2048	1,700,421
19,899,127	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.34%	#I/O	02/10/2049	1,591,765
14,431,246	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.71%	#I/O	04/15/2049	1,439,934
17,894,973	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.01%	#I/O	07/10/2049	2,196,905
34,961,819	Citigroup Commercial Mortgage Trust, Series 2017-P7-XA	1.14%	#I/O	04/14/2050	2,791,701
3,479,000	CLNS Trust, Series 2017-IKPR-D (1 Month LIBOR USD + 0.00%)	3.48%	^	06/11/2032	3,486,848
3,479,000	CLNS Trust, Series 2017-IKPR-E (1 Month LIBOR USD + 3.50%)	4.93%	^	06/11/2032	3,497,123
3,479,000	CLNS Trust, Series 2017-IKPR-F (1 Month LIBOR USD + 4.50%)	5.93%	^	06/11/2032	3,505,303
5,471,907	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	5,548,777
2,305,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-C	4.44%	#^	10/15/2045	2,111,488
5,636,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-D	4.57%	#^	10/15/2045	4,680,190
10,022,310	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	0.89%	#I/O	08/10/2046	304,075
8,870,000	Commercial Mortgage Pass-Through Certificates, Series 2013-CR11-D	5.17%	#^	08/10/2050	8,447,763
29,702,683	Commercial Mortgage Pass-Through Certificates, Series 2013-CR12-XA	1.29%	#I/O	10/10/2046	1,515,764
7,526,000	Commercial Mortgage Pass-Through Certificates, Series 2013-LC13-D	5.04%	#^	08/10/2046	7,417,057
3,121,954	Commercial Mortgage Pass-Through Certificates, Series 2014-CR17-XA	1.13%	#I/O	05/10/2047	144,075
300,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.72%	#	08/10/2047	305,130
500,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.50%	#	11/10/2047	508,810
110,000	Commercial Mortgage Pass-Through Certificates, Series 2014-TWC-C (1 Month LIBOR USD + 1.85%)	3.28%	^	02/13/2032	110,226
1,500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-D	4.12%	#^	03/10/2048	1,267,334
21,905,834	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-XA	0.99%	#I/O	03/10/2048	1,030,030
1,500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-D	4.25%	#	05/10/2048	1,299,195
1,386,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-C	4.55%	#	08/10/2048	1,423,328
42,904,140	Commercial Mortgage Pass-Through Certificates, Series 2015-CR27-XA	1.15%	#I/O	10/10/2048	2,568,199
1,000,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-D	4.35%	#^	02/10/2048	790,696
12,267,373	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.16%	#I/O	02/10/2048	668,953
1,470,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.65%	#	10/10/2048	1,505,172
1,966,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-C	4.65%	#	02/10/2049	1,942,933
17,668,675	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-XA	1.06%	#I/O	02/10/2049	1,109,706
38,248,680	Commercial Pass-Through Certificates, Series 2015-CR25-XA	0.95%	#I/O	08/10/2048	2,079,845
59,923,041	Commercial Pass-Through Certificates, Series 2015-LC21-XA	0.85%	#I/O	07/10/2048	2,408,199
33,602	Countrywide Commercial Mortgage Trust, Series 2007-MF1-A	6.29%	#^	11/12/2043	33,538
2,395,518	Credit Suisse Commercial Mortgage Trust, Series 2007-C1-AM	5.42%		02/15/2040	2,404,477
1,921,073	Credit Suisse Mortgage Capital Certificates, Series 2008-C1-AM	6.33%	#^	02/15/2041	1,919,758
10,092,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.55%	#^I/O	09/15/2037	347,865
30,395,532	CSAIL Commercial Mortgage Trust, Series 2015-C1-XA	0.94%	#I/O	04/15/2050	1,469,262
4,765,929	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	1.81%	#I/O	01/15/2049	498,314
6,650,000	CSMC Mortgage Securities Trust, Series 2017-LSTK-E	3.33%	#^	04/05/2033	6,590,763
7,370,000	CSMC Trust, Series 2017-CHOP-E (1 Month LIBOR USD + 3.30%)	4.78%	^	07/15/2032	7,395,052
3,750,000	DBCG Mortgage Trust, Series 2017-BBG-C (1 Month LIBOR USD + 1.00%)	2.48%	^	06/15/2034	3,756,964
19,512,553	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-XA	1.50%	#I/O	05/10/2049	1,803,842
2,438,000	FORT LLC, Series 2016-1A-B (1 Month LIBOR USD + 2.75%)	4.30%	^	05/21/2036	2,474,060
1,499,300	GE Commercial Mortgage Corporation Trust, Series 2007-C1-AM	5.61%	#	12/10/2049	1,517,725
2,488,000	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-D	5.04%	#	12/10/2041	2,517,709
2,806,000	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-E	5.14%	#^	12/10/2041	2,771,727
350,000	Grace Mortgage Trust, Series 2014-GRCE-A	3.37%	^	06/10/2028	359,243
2,465,000	Great Wolf Trust, Series 2017-WOLF-D (1 Month LIBOR USD + 2.10%)	3.73%	^	09/15/2034	2,469,563
3,821,000	Great Wolf Trust, Series 2017-WOLF-E (1 Month LIBOR USD + 3.10%)	4.73%	^	09/15/2034	3,832,940
2,034,000	Great Wolf Trust, Series 2017-WOLF-F (1 Month LIBOR USD + 4.07%)	5.70%	^	09/15/2034	2,042,682
300,000	GS Mortgage Securities Corporation, Series 2013-KING-C	3.44%	#^	12/10/2027	301,863
11,659,369	GS Mortgage Securities Corporation, Series 2014-GC20-XA	1.00%	#I/O	04/10/2047	575,449
4,393,493	GS Mortgage Securities Corporation, Series 2014-GC24-XA	0.83%	#I/O	09/10/2047	174,525
36,853,039	GS Mortgage Securities Corporation, Series 2015-GC32-XA	0.86%	#I/O	07/10/2048	1,700,307
9,857,296	GS Mortgage Securities Corporation, Series 2015-GC34-XA	1.36%	#I/O	10/10/2048	769,617
1,503,000	GS Mortgage Securities Trust, Series 2013-GC13-D	4.09%	#^	07/10/2046	1,395,037
1,963,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.51%	#^	11/10/2047	1,720,991
9,124,368	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.82%	#I/O	11/10/2048	472,523
19,730,095	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.67%	#I/O	05/10/2049	1,947,199
34,317,938	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.28%	#I/O	10/10/2049	2,781,771
81,438,599	GS Mortgage Securities Trust, Series 2017-GS6-XA	1.05%	#I/O	05/10/2050	6,570,776
5,382,000	GSCCRE Commercial Mortgage Trust, Series 2015-HULA-D (1 Month LIBOR USD + 3.75%)	5.23%	^	08/15/2032	5,422,725
8,000,000	Hunt Ltd., Series 2017-FL1-C (1 Month LIBOR USD + 2.40%)	3.88%	^	08/15/2034	8,101,448
8,197,000	Hyatt Hotel Portfolio Trust, Series 2017-HYT2-E (1 Month LIBOR USD + 2.35%)	3.83%	^	08/09/2032	8,207,140
2,355,000	IMT Trust, Series 2017-APTS-EFL (1 Month LIBOR USD + 2.15%)	3.63%	^	06/15/2034	2,355,495
305,000	IMT Trust, Series 2017-APTS-FFL (1 Month LIBOR USD + 2.85%)	4.33%	^	06/15/2034	305,449
740,662	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	742,171
3,604,589	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-C1-AM	5.95%	#	02/15/2051	3,598,580
350,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-DSTY-A	3.43%	^	06/10/2027	352,660
500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-PHH-D (1 Month LIBOR USD + 2.65%)	4.13%	^	08/15/2027	500,622
22,757,668	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	1.14%	#I/O	01/15/2049	1,218,325
1,872,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-B (1 Month LIBOR USD + 1.00%)	2.48%	^	06/15/2032	1,881,057
1,414,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-C (1 Month LIBOR USD + 1.25%)	2.73%	^	06/15/2032	1,420,884
4,578,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-D (1 Month LIBOR USD + 1.90%)	3.38%	^	06/15/2032	4,579,740
1,969,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-C (1 Month LIBOR USD + 1.25%)	2.73%	^	07/15/2034	1,972,777
1,847,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-D (1 Month LIBOR USD + 1.95%)	3.43%	^	07/15/2034	1,851,244
1,635,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-E (1 Month LIBOR USD + 2.95%)	4.43%	^	07/15/2034	1,641,906
2,302,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-F (1 Month LIBOR USD + 3.75%)	5.23%	^	07/15/2034	2,315,636
5,625,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX-D	5.10%	#	01/12/2037	5,717,884
6,613,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	6,625,284
2,136,018	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11-AM	6.01%	#	06/15/2049	2,182,859
2,027,840	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	2,035,875
380,821	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2008-C2-A4	6.07%		02/12/2051	380,332
3,232,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FRR1-A707	4.35%	^	01/27/2047	3,230,088
7,834,820	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FRR1-B702	4.23%	^	04/27/2044	7,777,613
4,645,251	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-FL7-C (1 Month LIBOR USD + 2.85%)	4.33%	^	05/15/2028	4,632,510
2,369,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-MAR7-D	5.23%	^	06/05/2032	2,410,403
2,403,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH-B (1 Month LIBOR USD + 2.15%)	3.63%	^	10/15/2034	2,411,273
1,357,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH-C (1 Month LIBOR USD + 2.75%)	4.23%	^	10/15/2034	1,363,400
39,933,942	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.81%	#I/O	12/15/2049	1,801,540
3,776,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.01%	#^	10/05/2031	3,727,525
3,472,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WPT-E (1 Month LIBOR USD + 5.00%)	6.48%	^	10/15/2033	3,520,422
3,218,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WSP-C (1 Month LIBOR USD + 2.85%)	4.33%	^	08/15/2033	3,230,717
2,009,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15-D	5.08%	#^	11/15/2045	1,974,671
7,032,502	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	1.04%	#I/O	02/15/2047	273,220
17,712,475	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-XA	1.07%	#I/O	08/15/2047	933,949
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.46%	#	09/15/2047	510,090
22,863,586	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	0.97%	#I/O	11/15/2047	1,061,794
1,303,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.42%	#	01/15/2048	1,293,057
7,460,451	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.13%	#I/O	01/15/2048	358,834
1,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.84%	#^	02/15/2048	808,620
8,499,383	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-XA	1.35%	#I/O	02/15/2048	513,056
29,254,248	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.93%	#I/O	05/15/2048	1,019,680
30,504,282	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.68%	#I/O	07/15/2048	966,879
12,859,881	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	0.99%	#I/O	08/15/2048	678,593
25,379,810	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.48%	#I/O	11/15/2048	1,531,801
580,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.62%	#	12/15/2048	600,834
53,099,045	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4-XA	0.84%	#I/O	12/15/2049	3,113,563
10,000,000	LCCM, Series 2017-LC26-C	4.71%	^	07/12/2050	9,966,704
11,790,049	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.95%	#^I/O	03/10/2049	881,640
99,487,732	LSTAR Commercial Mortgage Trust, Series 2017-5-X	1.23%	#^I/O	03/10/2050	4,961,692
300,000	Madison Avenue Trust, Series 2013-650M-D	4.03%	#^	10/12/2032	304,367
23,516	Merrill Lynch Mortgage Trust, Series 2006-C1-AJ	5.59%	#	05/12/2039	23,658
5,172,000	Merrill Lynch Mortgage Trust, Series 2007-C1-AM	5.81%	#	06/12/2050	5,191,490
10,600,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV-CK	4.30%	^	10/15/2030	9,383,982
5,132,266	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12-XA	0.87%	#I/O	10/15/2046	136,931
17,002,511	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7-XA	1.39%	#I/O	02/15/2046	976,575
9,309,107	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14-XA	1.16%	#I/O	02/15/2047	351,153
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.49%	#	10/15/2047	488,148
620,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	590,794
120,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.46%	#	02/15/2048	118,986
5,965,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-D	3.07%	^	02/15/2048	4,653,268
2,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26-D	3.06%	^	10/15/2048	1,625,768
21,690,838	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28-XA	1.28%	#I/O	01/15/2049	1,626,585
2,330,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%)	3.45%	^	11/15/2034	2,342,845
3,494,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%)	4.40%	^	11/15/2034	3,493,658
2,647,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%)	5.60%	^	11/15/2034	2,658,006
2,680,000	Morgan Stanley Capital Trust, Series 2017-CLS-E (1 Month LIBOR USD + 1.95%)	3.20%	^	11/15/2034	2,683,955
2,977,000	Morgan Stanley Capital Trust, Series 2017-CLS-F (1 Month LIBOR USD + 2.60%)	3.85%	^	11/15/2034	2,982,335
184,447	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	184,390
9,783	Morgan Stanley Capital, Inc., Series 2007-IQ16-AMA	6.12%	#	12/12/2049	9,777
821,000	Morgan Stanley Capital, Inc., Series 2014-CPT-E	3.45%	#^	07/13/2029	818,754
1,386,000	Morgan Stanley Capital, Inc., Series 2014-CPT-F	3.45%	#^	07/13/2029	1,373,671
1,466,000	Morgan Stanley Capital, Inc., Series 2014-CPT-G	3.45%	#^	07/13/2029	1,433,699
500,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.69%	#^	08/11/2033	504,404
625,000	Morgan Stanley Capital, Inc., Series 2015-XLF1-D (1 Month LIBOR USD + 3.00%)	4.48%	^	08/14/2031	625,607
87,368,656	Morgan Stanley Capital, Inc., Series 2016-UB12-XA	0.82%	#I/O	12/15/2049	4,353,440
8,477,000	Morgan Stanley Capital, Inc., Series 2017-PRME-D (1 Month LIBOR USD + 3.40%)	4.88%	^	02/15/2034	8,514,448
6,390,438	Motel 6 Trust, Series 2017-MTL6-D (1 Month LIBOR USD + 2.15%)	3.63%	^	08/15/2034	6,409,458
1,403,000	MSCG Trust, Series 2016-SNR-C	5.21%	^	11/15/2034	1,426,861
5,328,792	PFP Ltd., Series 2017-4-C (1 Month LIBOR USD + 2.25%)	3.73%	^	07/14/2035	5,335,699
6,614,000	RAIT Trust, Series 2017-FL7-B (1 Month LIBOR USD + 1.60%)	2.84%	^	06/15/2037	6,617,717
5,264,000	Resource Capital Ltd., Series 2017-CRE5-B (1 Month LIBOR USD + 2.00%)	3.48%	^	07/15/2034	5,273,514
7,250,000	RRX Trust, Series 2014-1A-A	0.00%	^P/O	08/26/2044	7,168,872
2,437,400	Sutherland Commercial Mortgage Loans LLC, Series 2015-SBC4-A	4.00%	^	06/25/2039	2,426,477
4,432,165	TRU Trust, Series 2016-TOYS-A (1 Month LIBOR USD + 2.25%)	3.73%	^	11/15/2030	4,413,842
2,034,000	UBS Commercial Mortgage Trust, Series 2017-C1-XB	0.90%	#I/O	06/15/2050	154,474
3,088,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6-D	4.34%	#^	04/10/2046	2,779,542
5,929,000	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1-D	6.05%	#^	01/10/2045	6,379,979
1,288,711	Velocity Commercial Capital Loan Trust, Series 2015-1-AFL (1 Month LIBOR USD + 2.43%)	3.98%	^	06/25/2045	1,310,487
2,880,245	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25-F	5.19%	#	05/15/2043	2,874,525
513,366	Wachovia Bank Commercial Mortgage Trust, Series 2006-C26-AM	6.00%	#	06/15/2045	516,150
834,193	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27-AJ	5.83%	#	07/15/2045	832,462
699,854	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AJ	5.63%	#	10/15/2048	704,416
10,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-C	5.69%	#	10/15/2048	10,009,237
2,301,328	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31-AJ	5.66%	#	04/15/2047	2,334,719
7,367,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	6.01%	#	02/15/2051	7,499,238
782,899	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	6.01%	#	02/15/2051	781,796
1,900,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-D	3.94%	^	08/15/2050	1,578,195
540,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	548,335
13,213,564	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-XA	0.92%	#I/O	02/15/2048	668,997
55,988,494	Wells Fargo Commercial Mortgage Trust, Series 2015-C30-XA	0.96%	#I/O	09/15/2058	3,134,740
2,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.61%	#	11/15/2048	2,035,545
21,863,235	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.09%	#I/O	11/15/2048	1,385,672
32,389,286	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.77%	#I/O	07/15/2058	1,243,946
1,340,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3-C	4.64%	#	09/15/2057	1,328,956
1,150,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-E	3.60%	#^	12/15/2048	868,239
1,443,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.72%	#	01/15/2059	1,386,844
15,168,718	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-XA	1.80%	#I/O	03/15/2059	1,531,438
25,843,086	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24-XA	1.73%	#I/O	10/15/2049	2,756,992
77,780,762	Wells Fargo Commercial Mortgage Trust, Series 2017-C38-XA	1.09%	#I/O	07/15/2050	5,973,329
16,346,339	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-XA	1.57%	#I/O	01/15/2060	1,654,130
2,218,000	WF-RBS Commercial Mortgage Trust, Series 2012-C6-D	5.58%	#^	04/15/2045	2,192,516
3,897,502	WF-RBS Commercial Mortgage Trust, Series 2012-C9-D	4.79%	#^	11/15/2045	3,761,310
3,678,644	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	1.14%	#I/O	03/15/2047	175,316
9,615,480	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.13%	#I/O	08/15/2047	489,919
29,353,100	WF-RBS Commercial Mortgage Trust, Series 2016-NXS6-XA	1.65%	#I/O	11/15/2049	2,829,345

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $550,576,095)					542,147,928

Non-Agency Residential Collateralized Mortgage Obligations - 11.2%
7,606,883	Ajax Mortgage Loan Trust, Series 2016-B-A	4.00%	^ß	09/25/2065	7,615,655
11,232,688	Alternative Loan Trust, Series 2005-49CB-A6	5.50%		11/25/2035	10,598,030
13,092,841	Alternative Loan Trust, Series 2005-62-1A1 (1 Month LIBOR USD + 0.30%)	1.85%		12/25/2035	11,740,801
11,414,339	Alternative Loan Trust, Series 2007-HY9-A2 (1 Month LIBOR USD + 0.27%)	1.82%		08/25/2047	9,990,292
1,750,000	Banc of America Funding Corporation, Series 2005-B-3M1 (1 Month LIBOR USD + 0.45%)	1.95%		04/20/2035	1,628,487
3,675,139	Banc of America Funding Corporation, Series 2006-7-T2A1	5.88%	#	10/25/2036	3,361,950
9,812,246	Banc of America Mortgage Securities Trust, Series 2007-3-1A1	6.00%		09/25/2037	9,564,524
9,786,439	Bayview Opportunity Master Fund Trust, Series 2017-RN6-A1	3.10%	^ß	08/28/2032	9,810,199
2,934,820	BCAP LLC Trust, Series 2012-RR1-3A4	5.50%	#^	10/26/2035	2,819,661
13,364,647	CIM Trust, Series 2016-3RR-B2	3.86%	#^	02/25/2056	13,832,407
1,208,784	Citicorp Residential Mortgage Securities, Inc., Series 2007-1-A4	5.51% ß		03/25/2037	1,260,308
1,723,762	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	1,609,814
103,312	Countrywide Alternative Loan Trust, Series 2004-33-1A1	3.85%	#	12/25/2034	105,828
781,001	Countrywide Alternative Loan Trust, Series 2005-23CB-A15	5.50%		07/25/2035	735,674
2,799,179	Countrywide Alternative Loan Trust, Series 2005-28CB-1A6	5.50%		08/25/2035	2,720,548
2,763,846	Countrywide Alternative Loan Trust, Series 2006-J6-A5	6.00%		09/25/2036	2,440,267
581,679	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	529,164
1,875,241	Countrywide Home Loans, Series 2005-10-A2	5.50%		05/25/2035	1,758,911
1,064,827	Countrywide Home Loans, Series 2007-14-A15	6.50%		09/25/2037	998,507
7,975	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-8-6A1	4.50%		12/25/2019	8,017
3,097,487	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-2A1	6.00%		12/25/2035	2,986,333
126,247	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-8A5	6.00%		12/25/2035	124,451
1,218,028	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	1,097,759
1,000,000	Credit Suisse Mortgage Capital Certificates, Series 2011-12R-3A5	3.42%	#^Þ	07/27/2036	972,902
966,528	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	3.48%	#^	11/27/2037	976,553
10,376,649	Credit Suisse Mortgage Trust, Series 2017-1A-A	4.50%	^	03/25/2021	10,485,631
10,882,493	Credit Suisse Mortgage Trust, Series 2017-6R1-A1	2.90%	#^	03/06/2047	11,048,237
7,077,737	CSMC Mortgage Securities Trust, Series 2017-3R-1A1	3.24%	#^	03/06/2047	7,169,889
5,813,987	Deephaven Residential Mortgage Trust, Series 2017-1A-A1	2.73%	#^	12/26/2046	5,798,288
749,938	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	7.15%	#^Þ	07/27/2037	646,683
1,063,175	Deutsche Securities, Inc., Series 2006-AB4-A1A	6.01%	#	10/25/2036	1,007,492
4,335,375	Ellington Financial Mortgage Trust, Series 2017-1-A1	2.69%	#^	10/25/2047	4,346,177
4,448,005	Ellington Financial Mortgage Trust, Series 2017-1-A2	2.74%	#^	10/25/2047	4,459,156
3,093,759	Ellington Financial Mortgage Trust, Series 2017-1-A3	2.84%	#^	10/25/2047	3,101,495
6,184,902	FirstKey Mortgage Trust, Series 2014-1-A8	3.50%	#^	11/25/2044	6,308,727
16,411,361	GCAT LLC, Series 2017-2-A1	3.50%	^ß	04/25/2047	16,468,627
3,774,062	GCAT LLC, Series 2017-3-A1	3.35%	^ß	04/25/2047	3,785,699
3,569,214	GCAT LLC, Series 2017-4-A1	3.23%	^ß	05/25/2022	3,578,789
8,245,179	GCAT LLC, Series 2017-5-A1	3.23%	^ß	07/25/2047	8,270,076
132,055	GMACM Mortgage Loan Trust, Series 2005-J1-A6	6.00%		12/25/2035	128,419
4,974	GSR Mortgage Loan Trust, Series 2004-2F-14A1	5.50%		09/25/2019	5,026
716,385	GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	602,629
92,400	Home Equity Mortgage Trust, Series 2003-6-M2 (1 Month LIBOR USD + 2.20%)	3.75%		03/25/2034	91,770
273,815	HSI Asset Loan Obligation Trust, Series 2006-2-1A1	6.00%		12/25/2036	188,169
1,117,870	Impac Secured Assets Trust, Series 2006-5-1A1C (1 Month LIBOR USD + 0.27%)	1.82%		02/25/2037	948,127
2,290,758	IndyMac Mortgage Loan Trust, Series 2006-AR5-2A1	3.42%	#	05/25/2036	2,075,582
13,254,688	JP Morgan Alternative Loan Trust 2007-S1, Series 2007-S1-A2 (1 Month LIBOR USD + 0.34%)	1.89%		04/25/2047	12,543,739
19,503,448	Legacy Mortgage Asset Trust, Series 2017-GS1-A1	3.50%	^ß	01/25/2057	19,366,629
374,583	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	340,099
13,001	Lehman XS Trust, Series 2005-6-3A2B	5.42%	^ß	11/25/2035	13,024
234,918	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	3.70%	#	04/25/2036	218,127
551,887	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	445,819
2,076,858	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	1,710,244
415,857	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.44%	#	02/25/2036	368,309
9,000,000	Nationstar HECM Loan Trust, Series 2016-3A-M1	3.15%	^	08/25/2026	9,027,774
17,000,000	Nationstar HECM Loan Trust, Series 2017-2A-M1	2.82%	#^	09/25/2027	17,049,045
10,929,930	New Residential Mortgage Loan Trust, Series 2017-RPL1-A1	3.60%	^ß	04/25/2022	11,051,613
14,495,766	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL1-A1	3.00%	^ß	06/25/2057	14,510,377
14,616,035	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2-A1	3.00%	^ß	07/25/2057	14,633,489
14,329,722	Preston Ridge Partners Mortgage Trust, Series 2017-2A-A1	3.50%	^ß	09/25/2022	14,322,639
10,010,734	Pretium Mortgage Credit Partners LLC, Series 2016-NPL6-A1	3.50%	^ß	10/27/2031	10,045,861
16,396,922	Pretium Mortgage Credit Partners LLC, Series 2017-NPL1-A1	3.50%	^ß	04/29/2032	16,463,387
18,068,313	Pretium Mortgage Credit Partners LLC, Series 2017-NPL3-A1	3.25%	^ß	06/29/2032	18,100,453
6,157,835	RCO Trust, Series 2016-SFR1-A	3.75%	#^	11/25/2051	6,209,899
6,598,285	RCO Trust, Series 2017-INV1-A	3.20%	#^	11/25/2052	6,614,766
3,731,837	RCO Trust, Series 2017-INV1-M1	3.90%	#^	11/25/2052	3,741,203
1,326,443	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	1,252,074
1,826,080	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	1,663,300
49,131	Residential Asset Mortgage Products, Inc., Series 2005-EFC7-AI3 (1 Month LIBOR USD + 0.25%)	1.80%		12/25/2035	48,785
952,764	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	719,482
7,874,479	SG Mortgage Securities Trust, Series 2017-1-A1	3.71%	#^	04/25/2047	7,910,140
4,177,939	Shellpoint Co-Originator Trust, Series 2016-1-1A10	3.50%	#^	11/25/2046	4,232,184
5,473,583	Soundview Home Loan Trust, Series 2007-OPT3-2A3 (1 Month LIBOR USD + 0.18%)	1.73%		08/25/2037	5,351,834
8,259,938	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	3.73%	#	12/25/2035	7,951,337
1,725,974	Structured Asset Securities Corporation, Series 2005-16-1A2	5.50%		09/25/2035	1,727,133
2,960,300	Towd Point Mortgage Trust, Series 2015-2-1A13	2.50%	#^	11/25/2060	2,942,533
8,000,000	US Residential Opportunity Fund Trust, Series 2017-1III-A	3.35%	^ß	11/27/2037	7,997,349
3,095,175	Velocity Commercial Capital Loan Trust, Series 2016-1-AFX	3.53%	#^	04/25/2046	3,105,744
9,131,769	VOLT LLC, Series 2017-NPL1-A1	3.50%	^ß	02/25/2047	9,167,039
11,711,152	VOLT LLC, Series 2017-NPL3-A1	3.50%	^ß	03/25/2047	11,790,298
13,799,329	VOLT LLC, Series 2017-NPL4-A1	3.38%	^ß	04/25/2047	13,888,206
6,822,746	VOLT LLC, Series 2017-NPL5-A1	3.38%	^ß	05/28/2047	6,849,823
9,391,304	VOLT LLC, Series 2017-NPL6-A1	3.25%	^ß	05/25/2047	9,437,697
13,527,221	VOLT LLC, Series 2017-NPL7-A1	3.25%	^ß	04/25/2059	13,584,248
14,042,767	VOLT LLC, Series 2017-NPL8-A1	3.13%	^ß	06/25/2047	14,083,283
20,762,501	VOLT LLC, Series 2017-NPL9-A1	3.13%	^ß	09/25/2047	20,801,559
8,299,044	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR10-2A1	3.35%	#	09/25/2036	7,827,809
174,382	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-1A5	6.00%		07/25/2036	156,619
1,963,935	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	1,913,601
5,681,552	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A85	6.00%		08/25/2037	5,554,599
7,882,379	Wells Fargo Mortgage Backed Securities Trust, Series 2007-13-A7	6.00%		09/25/2037	7,949,157

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $532,254,881)					534,484,059

US Corporate Bonds - 6.6%
4,302,000	AbbVie, Inc.	1.80%		05/14/2018	4,300,274
5,459,000	Amazon.com, Inc.	2.60%		12/05/2019	5,516,535
1,980,000	Amazon.com, Inc.	1.90%	^	08/21/2020	1,964,888
1,390,000	American Electric Power Company	2.15%		11/13/2020	1,384,374
7,525,000	American Express Company	2.20%		10/30/2020	7,467,789
2,740,000	American Honda Finance Corporation	1.95%		07/20/2020	2,719,259
8,115,000	Amgen, Inc.	2.20%		05/11/2020	8,074,249
1,890,000	Anthem, Inc.	2.50%		11/21/2020	1,887,216
2,525,000	AT&T, Inc.	2.80%		02/17/2021	2,537,789
7,285,000	Bank of America Corporation	2.63%		10/19/2020	7,348,587
4,415,000	BAT Capital Corporation	2.30%	^	08/14/2020	4,393,182
1,750,000	Berkshire Hathaway Finance Corporation	1.70%		03/15/2019	1,744,517
6,105,000	Berkshire Hathaway Finance Corporation	1.30%		08/15/2019	6,028,714
4,078,000	Boston Properties LP	5.88%		10/15/2019	4,299,841
7,460,000	Capital One Financial Corporation	2.40%		10/30/2020	7,418,696
7,390,000	Cardinal Health, Inc.	1.95%		06/14/2019	7,346,493
1,925,000	Caterpillar Financial Services Corporation	1.70%		06/16/2018	1,924,023
5,285,000	Caterpillar Financial Services Corporation	2.10%		01/10/2020	5,275,317
7,315,000	Celgene Corporation	2.88%		08/15/2020	7,387,306
7,370,000	Cintas Corporation	2.90%		04/01/2022	7,442,357
4,766,000	Citigroup, Inc.	2.05%		12/07/2018	4,762,072
5,085,000	Citigroup, Inc. (3 Month LIBOR USD + 0.96%)	2.33%		04/25/2022	5,140,797
3,822,000	Comcast Corporation	5.15%		03/01/2020	4,051,667
7,390,000	Consolidated Edison, Inc.	2.00%		03/15/2020	7,353,223
7,330,000	CVS Health Corporation	2.80%		07/20/2020	7,364,418
3,295,000	Daimler Finance North America LLC	2.25%	^	03/02/2020	3,283,234
4,240,000	Daimler Finance North America LLC	2.30%	^	02/12/2021	4,205,539
7,445,000	EQT Corporation	2.50%		10/01/2020	7,397,446
6,735,000	General Mills, Inc.	2.20%		10/21/2019	6,735,491
5,715,000	General Motors Financial Company	2.65%		04/13/2020	5,719,006
1,422,000	Goldman Sachs Group, Inc.	2.90%		07/19/2018	1,428,652
5,275,000	Goldman Sachs Group, Inc.	2.30%		12/13/2019	5,273,467
7,598,000	JP Morgan Chase & Company	2.25%		01/23/2020	7,594,780
7,265,000	Kinder Morgan, Inc.	3.05%		12/01/2019	7,331,049
5,170,000	Kroger Company	6.15%		01/15/2020	5,557,283
4,950,000	McKesson Corporation	2.28%		03/15/2019	4,952,026
3,354,000	Molson Coors Brewing Company	1.45%		07/15/2019	3,313,023
7,560,000	Morgan Stanley (3 Month LIBOR USD + 0.93%)	2.29%		07/22/2022	7,624,586
1,660,000	MUFG Americas Holdings Corporation	1.63%		02/09/2018	1,659,696
2,860,000	MUFG Americas Holdings Corporation	2.25%		02/10/2020	2,845,183
1,743,000	National Rural Utilities Cooperative Finance Corporation	2.30%		11/15/2019	1,748,065
563,000	Newell Brands, Inc.	2.60%		03/29/2019	565,050
5,916,000	Newell Brands, Inc.	3.15%		04/01/2021	5,986,117
7,450,000	Northrop Grumman Corporation	2.08%		10/15/2020	7,393,706
3,495,000	PNC Bank NA	2.45%		11/05/2020	3,501,377
3,500,000	PNC Funding Corporation	4.38%		08/11/2020	3,678,808
5,785,000	Prudential Financial, Inc.	7.38%		06/15/2019	6,213,762
6,855,000	QUALCOMM, Inc.	2.10%		05/20/2020	6,828,104
3,235,000	Reynolds American, Inc.	3.25%		06/12/2020	3,288,781
20,000,000	SBA Tower Trust	3.17%	^	04/11/2022	19,926,364
7,370,000	Sherwin-Williams Company	2.25%		05/15/2020	7,349,078
5,476,000	Simon Property Group LP	2.20%		02/01/2019	5,481,718
1,510,000	Southern Company	2.45%		09/01/2018	1,514,631
5,026,000	Southern Company	1.85%		07/01/2019	4,996,951
5,165,000	Thermo Fisher Scientific, Inc.	2.15%		12/14/2018	5,173,265
1,305,000	Thermo Fisher Scientific, Inc.	3.60%		08/15/2021	1,347,984
3,784,000	TIAA Asset Management Finance Company LLC	2.95%	^	11/01/2019	3,821,435
4,695,000	United Technologies Corporation	1.50%		11/01/2019	4,640,502
2,805,000	United Technologies Corporation	1.90%		05/04/2020	2,778,137
7,660,000	VMware, Inc.	2.30%		08/21/2020	7,620,879
250,000	WellPoint, Inc.	1.88%		01/15/2018	249,985
2,875,000	WellPoint, Inc.	2.30%		07/15/2018	2,881,645
4,800,000	Wells Fargo & Company	1.50%		01/16/2018	4,799,511
2,855,000	Wells Fargo & Company	2.15%		01/30/2020	2,849,446

Total US Corporate Bonds (Cost $315,995,386)					314,689,345

US Government and Agency Mortgage Backed Obligations - 2.7%
2,083,020	Federal Home Loan Mortgage Corporation, Pool G0-8626	3.00%		02/01/2045	2,087,145
2,198,104	Federal Home Loan Mortgage Corporation, Pool G0-8631	3.00%		03/01/2045	2,202,541
19,352,293	Federal Home Loan Mortgage Corporation, Pool G1-8660	3.50%		09/01/2032	20,031,728
1,105,889	Federal Home Loan Mortgage Corporation, Pool U7-9016	2.50%		05/01/2028	1,105,822
2,283,440	Federal Home Loan Mortgage Corporation, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%)	6.42%	^	07/25/2023	2,306,499
731,899	Federal Home Loan Mortgage Corporation, Series 3417-SM (1 Month LIBOR USD + 6.28%)	4.80%	I/FI/O	02/15/2038	116,647
14,931,208	Federal Home Loan Mortgage Corporation, Series 4060-QA	1.50%		09/15/2026	14,611,941
10,714,214	Federal Home Loan Mortgage Corporation, Series 4125-FA (1 Month LIBOR USD + 0.35%)	1.83%		11/15/2042	10,706,571
2,042,372	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	2,043,559
33,373,154	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.31%	#I/O	03/25/2023	1,837,045
1,230,020	Federal National Mortgage Association, Series 2012-134-FT (1 Month LIBOR USD + 0.35%)	1.90%		12/25/2042	1,229,467
4,695,655	Federal National Mortgage Association, Series 2012-32-DA	2.00%		11/25/2026	4,638,821
5,879,224	Federal National Mortgage Association, Series 2014-66-QE	2.00%		01/25/2040	5,844,143
6,122,731	Federal National Mortgage Association, Series 2015-59-A	3.00%		06/25/2041	6,178,083
3,765,265	Federal National Mortgage Association, Series 2015-9-HA	3.00%		01/25/2045	3,792,204
9,184,797	Federal National Mortgage Association, Series 2016-72-PA	3.00%		07/25/2046	9,173,045
9,424,075	Federal National Mortgage Association, Series 2017-13-ML	3.00%		08/25/2041	9,479,828
9,140,941	Federal National Mortgage Association, Series 2017-2-HA	3.00%		09/25/2041	9,199,669
8,784,703	Federal National Mortgage Association, Series 2017-4-CH	3.00%		06/25/2042	8,909,537
1,125,188	Federal National Mortgage Association Pass-Thru, Pool AL3797	2.50%		06/01/2028	1,124,750
3,026,514	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	3,033,321
614,857	Federal National Mortgage Association Pass-Thru, Pool MA1200	3.00%		10/01/2032	629,880
5,375,047	Federal National Mortgage Association Pass-Thru, Pool MA2270	3.00%		05/01/2045	5,353,589
5,021,220	Government National Mortgage Association, Series 2017-116-FB (1 Month LIBOR USD + 0.25%)	1.75%		05/20/2044	5,027,179

Total US Government and Agency Mortgage Backed Obligations (Cost $131,184,209)					130,663,014

US Government and Agency Obligations - 12.9%
103,292,376	United States Treasury Inflation Indexed Bonds	0.13%		04/15/2018	103,196,212
14,400,000	United States Treasury Notes	1.00%		03/15/2018	14,390,173
133,200,000	United States Treasury Notes	0.88%		03/31/2018	133,036,919
118,700,000	United States Treasury Notes	0.88%		05/31/2018	118,435,894
44,800,000	United States Treasury Notes	0.75%		10/31/2018	44,433,512
103,400,000	United States Treasury Notes	2.00%		08/31/2021	103,067,999
103,100,000	United States Treasury Notes	2.13%		09/30/2021	103,173,846

Total US Government and Agency Obligations (Cost $623,925,479)					619,734,555

Affiliated Mutual Funds - 3.1%
14,960,120	DoubleLine Ultra Short Bond Fund (Class I)				150,050,000

Total Affiliated Mutual Funds (Cost $150,000,000)					150,050,000

Exchange Traded Funds and Common Stocks - 0.0%
4,745	Frontera Energy Corporation *				149,485

Total Exchange Traded Funds and Common Stocks (Cost $852,503)					149,485

Short Term Investments - 7.9%
66,103,217	BlackRock Liquidity Funds FedFund - Institutional Shares	1.16%	t		66,103,217
66,103,217	Fidelity Institutional Money Market Government Portfolio - Class I	1.14%	t		66,103,217
65,794,997	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.20%	t		65,794,997
46,000,000	United States Treasury Bills	0.00%		01/18/2018	45,974,777
15,000,000	United States Treasury Bills	0.00%		02/01/2018	14,984,244
118,800,000	United States Treasury Bills	0.00%		03/08/2018	118,523,563

Total Short Term Investments (Cost $377,488,367)					377,484,015

Total Investments - 91.7% (Cost $4,408,570,290)					4,400,328,115
Other Assets in Excess of Liabilities - 8.3%					399,865,082

NET ASSETS - 100.0%					$4,800,193,197

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2017, the value of these securities amounted to $1,726,150,985 or 36.0% of net assets.

#	Variable rate security. Coupon is based on weighted average coupon of underlying collateral. Rate disclosed as of December 31, 2017.

ß	Step coupon bond. The interest rate shown is the rate in effect as of December 31, 2017.

I/O	Interest only security

†	Perpetual Maturity

P/O	Principal only security

I/F	verse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

*	Non-income producing security

t	Seven-day yield as of December 31, 2017

&	Unfunded or partially unfunded loan commitment. At December 31, 2017, the value of these securities amounted to $694,287 or 0.0% of net assets.

Þ	Value was determined using significant unobservable inputs.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	13.1%
US Government and Agency Obligations	12.9%
Non-Agency Commercial Mortgage Backed Obligations	11.3%
Non-Agency Residential Collateralized Mortgage Obligations	11.2%
Short Term Investments	7.9%
Foreign Corporate Bonds	7.6%
Bank Loans	7.5%
US Corporate Bonds	6.6%
Asset Backed Obligations	6.3%
Affiliated Mutual Funds	3.1%
US Government and Agency Mortgage Backed Obligations	2.7%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.5%
Exchange Traded Funds and Common Stocks	0.0%	~
Other Assets and Liabilities	8.3%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	13.1%
US Government and Agency Obligations	12.9%
Non-Agency Commercial Mortgage Backed Obligations	11.3%
Non-Agency Residential Collateralized Mortgage Obligations	11.2%
Short Term Investments	7.9%
Asset Backed Obligations	6.3%
Banking	4.9%
Affiliated Mutual Funds	3.1%
US Government and Agency Mortgage Backed Obligations	2.7%
Energy	2.1%
Telecommunications	1.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.5%
Healthcare	1.4%
Electronics/Electric	1.1%
Business Equipment and Services	0.9%
Pharmaceuticals	0.8%
Utilities	0.7%
Media	0.6%
Transportation	0.6%
Leisure	0.6%
Insurance	0.6%
Industrial Equipment	0.5%
Automotive	0.5%
Hotels/Motels/Inns and Casinos	0.4%
Retailers (other than Food/Drug)	0.4%
Technology	0.4%
Chemicals/Plastics	0.4%
Aerospace & Defense	0.3%
Consumer Products	0.3%
Containers and Glass Products	0.2%
Pulp & Paper	0.2%
Food Products	0.2%
Real Estate	0.2%
Conglomerates	0.2%
Finance	0.2%
Beverage and Tobacco	0.2%
Diversified Manufacturing	0.2%
Commercial Services	0.2%
Food/Drug Retailers	0.2%
Construction	0.2%
Food Service	0.1%
Cosmetics/Toiletries	0.1%
Financial Intermediaries	0.0%	~
Building and Development (including Steel/Metals)	0.0%	~
Chemical Products	0.0%	~
Other Assets and Liabilities	8.3%

	100.0%

~	Represents less than 0.05% of net assets

TOTAL RETURN SWAPS
Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation) / Value
Shiller Barclays CAPE® US Sector ER USD Index «	Barclays Capital, Inc.	Long	0.47%	Termination	01/11/2018	71,200,000	(342,880)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.43%	Termination	01/23/2018	75,000,000	13,078,581
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	01/24/2018	100,000,000	17,725,286
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	01/25/2018	75,000,000	13,183,893
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.43%	Termination	02/20/2018	96,000,000	12,849,929
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	02/21/2018	100,000,000	17,049,052
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	02/22/2018	100,000,000	14,643,500
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.43%	Termination	03/13/2018	50,000,000	5,798,113
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	03/14/2018	100,000,000	11,596,176
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	03/15/2018	100,000,000	10,619,883
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.43%	Termination	03/27/2018	100,000,000	12,865,369
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	03/28/2018	100,000,000	12,865,441
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	03/29/2018	100,000,000	11,381,196
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.43%	Termination	04/10/2018	100,000,000	10,301,025
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	04/11/2018	100,000,000	11,123,190
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	04/12/2018	100,000,000	10,586,556
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.43%	Termination	04/24/2018	100,000,000	10,789,435
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	04/25/2018	100,000,000	10,300,630
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	04/26/2018	100,000,000	12,361,293
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.43%	Termination	05/15/2018	100,000,000	9,586,672
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	05/16/2018	100,000,000	11,453,613
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	05/17/2018	100,000,000	8,675,064
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	05/30/2018	100,000,000	8,653,534
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	05/31/2018	100,000,000	8,228,181
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.43%	Termination	06/12/2018	100,000,000	6,761,955
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	06/13/2018	100,000,000	7,584,996
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	06/14/2018	100,000,000	7,211,016
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	06/27/2018	100,000,000	6,342,249
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	07/12/2018	80,000,000	6,270,497
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.43%	Termination	07/24/2018	50,000,000	3,267,463
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	07/25/2018	100,000,000	7,180,285
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	07/26/2018	100,000,000	7,083,371
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	08/16/2018	100,000,000	5,284,921
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	08/29/2018	100,000,000	5,405,309
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	08/30/2018	100,000,000	5,800,245
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	09/13/2018	100,000,000	5,349,810
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	09/26/2018	50,000,000	3,085,873
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	09/27/2018	100,000,000	4,766,457
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.43%	Termination	10/30/2018	100,000,000	5,817,058
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	10/31/2018	60,000,000	3,526,542
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	11/13/2018	100,000,000	4,249,916
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	11/15/2018	70,000,000	2,926,329
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	11/28/2018	100,000,000	4,131,262
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	12/12/2018	100,000,000	1,355,463
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	12/13/2018	40,000,000	163,284
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.43%	Termination	01/08/2019	50,000,000	(381,641)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	01/09/2019	100,000,000	(573,871)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	01/10/2019	100,000,000	(590,598)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.43%	Termination	01/15/2019	50,000,000	(381,148)

							$367,009,775

«	Shiller Barclays CAPE® US Sector ER USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an exchange-traded fund of equity securities of companies in the relevant sector. Information on the sector constituents as of December 31, 2017, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIICSEU.

¤	Shiller Barclays CAPE® US Sector ER II USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of December 31, 2017, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E.

A summary of the DoubleLine Shiller Enhanced CAPE®’s investments in affiliated mutual funds for the period ended December 31, 2017 is as follows:

Fund	Value at March 31, 2017	Gross Purchases	Gross Sales	Shares Held at December 31, 2017	Value at December 31, 2017	Change in Unrealized for the Period Ended December 31, 2017	Dividend Income Earned in the Period Ended December 31, 2017	Net Realized Gain (Loss) in the Period Ended December 31, 2017
DoubleLine Ultra Short Bond Fund	$-	$150,000,000	$-	14,960,120	$150,050,000	$50,000	$766,668	$-

DoubleLine Flexible Income Fund

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 4.1%
413,001	Arcadia Receivables Credit Trust, Series 2017-1-A	3.25%	^	06/15/2023	414,826
894,896	Citi Held For Asset Issuance, Series 2015-PM1-C	5.01%	^	12/15/2021	905,587
2,985,000	Coinstar Funding LLC, Series 2017-1A-A2	5.22%	^	04/25/2047	3,103,308
1,000,000	Colony Starwood Homes Trust, Series 2016-2A-D (1 Month LIBOR USD + 2.35%)	3.83%	^	12/17/2033	1,013,390
165,501	Consumer Installment Loan Trust, Series 2016-LD1-A	3.96%	^	07/15/2022	165,952
1,000,000	Consumer Loan Credit Trust, Series 2017-NP2-A	2.55%	^	01/16/2024	1,000,206
200,528	Eaglewood Consumer Loan Trust, Series 2014-1-A	3.50%	^¥Þ	10/15/2019	200,367
1,293,757	ECAF Ltd., Series 2015-1A-A2	4.95%	^	06/15/2040	1,290,648
5,476,107	Helios Issuer LLC, Series 2017-1A-A	4.94%	^	09/20/2049	5,617,952
1,995,000	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	2,001,827
10,000,000	Kabbage Asset Securitization LLC, Series 2017-1-A	4.57%	^	03/15/2022	10,222,950
578,016	LendingClub Issuance Trust, Series 2016-NP2-A	3.00%	^	01/17/2023	578,808
306,674	MarketPlace Loan Trust, Series 2015-CB1-A	4.00%	^	07/15/2021	307,349
249,045	SoFi Consumer Loan Program Trust, Series 2016-2-A	3.09%	^	10/27/2025	253,301
1,274,047	SoFi Consumer Loan Program Trust, Series 2017-1-A	3.28%	^	01/26/2026	1,287,232
500,000	SoFi Consumer Loan Program Trust, Series 2017-1-B	4.73%	#^	01/26/2026	517,153
1,341,334	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	1,354,331
2,485,981	SoFi Consumer Loan Program Trust, Series 2017-5-A1	2.14%	^	09/25/2026	2,480,014
1,000,000	SoFi Consumer Loan Program Trust, Series 2017-5-A2	2.78%	^	09/25/2026	991,621
1,000,000	Springleaf Funding Trust, Series 2016-AA-A	2.90%	^	11/15/2029	1,001,849
2,000,000	Springleaf Funding Trust, Series 2017-AA-A	2.68%	^	07/15/2030	1,984,371
6,748,988	TAL Advantage LLC, Series 2017-1A-A	4.50%		04/20/2042	6,961,319

Total Asset Backed Obligations (Cost $42,912,949)					43,654,361

Bank Loans - 9.3%
725,813	Acadia Healthcare Company, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2 (1 Month LIBOR USD + 2.75%)	4.14%		02/16/2023	730,893
1,052,080	Acrisure LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (2 Month LIBOR USD + 4.25%)	5.65%		11/22/2023	1,064,047
496,497	Air Medical Group Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B1 (3 Month LIBOR USD + 4.00%)	5.67%		04/28/2022	497,180
6,645	A-L Parent LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.82%		12/01/2023	6,703
957,600	Albany Molecular Research, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.82%		08/28/2024	947,425
669,033	Albertson’s Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4 (1 Month LIBOR USD + 2.75%)	4.32%		08/25/2021	656,753
798,963	AlixPartners LLP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 2.75%)	4.44%		04/04/2024	804,240
718,200	Almonde, Inc., Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.50%)	4.98%		06/13/2024	721,015
724,409	American Renal Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.25%)	4.82%		06/21/2024	719,581
525,861	American Tire Distributors, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 4.25%)	5.82%		09/01/2021	530,381
957,600	Applied Systems, Inc., Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.25%)	4.94%		09/19/2024	968,971
611,925	Arctic LNG Carriers Ltd., Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 4.50%)	6.07%		05/18/2023	617,665
180,000	Aristocrat International Pty Ltd., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 2.00%)	3.36%		10/21/2024	180,600
747,414	ASP AMC Merger Sub, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.19%		04/22/2024	747,298
952,613	AssuredPartners, Inc., Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.50%)	5.07%		10/22/2024	959,957
950,130	Asurion LLC, Senior Secured 1st Lien Term Loan, Tranche B5 (1 Month LIBOR USD + 3.00%)	4.57%		11/03/2023	955,850
840,000	Avatar Purchaser Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.24%		11/15/2024	846,300
830,000	Avaya, Inc., Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 4.75%)	6.23%		12/16/2024	818,330
592,025	BJ’s Wholesale Club, Inc., Senior Secured 1st Lien Term Loan, Tranche B (2 Month LIBOR USD + 3.50%)	4.95%		02/02/2024	583,331
470,000	Blackstone Group, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 4.00%)	5.38%		10/31/2024	476,227
245,000	Blount International, Inc., Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 4.25%)	5.61%		04/12/2023	248,216
1,248,725	Brand Energy & Infrastructure Services, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.25%)	5.63%		06/21/2024	1,255,206
741,275	Bright Bidco BV, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 4.50%)	6.07%		06/28/2024	747,142
1,288,525	BWAY Corporation, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.25%)	4.60%		04/03/2024	1,295,541
790,000	Caesars Resort Collection LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.75%)	4.34%		12/23/2024	794,515
324,188	Canyon Valor Companies, Inc., Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 4.25%)	5.94%		06/16/2023	328,511
74,903	Capital Automotive LP, Guaranteed Secured 2nd Lien Term Loan (1 Month LIBOR USD + 6.00%)	7.57%		03/24/2025	77,150
448,777	Capital Automotive LP, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.50%)	4.07%		03/25/2024	450,572
1,000,000	Capri Acquisitions Bidco Ltd, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.25%)	4.63%		11/01/2024	1,001,095
455,000	CBS Radio, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 2.75%)	4.17%		11/18/2024	458,080
915,555	Cengage Learning, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 4.25%)	5.71%		06/07/2023	876,516
620,000	CenturyLink, Inc., Secured Term Loan (1 Month LIBOR USD + 2.75%)	4.32%		01/31/2025	599,075
145,000	CEOC LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranch B (1 Month LIBOR USD + 2.50%)	4.07%		10/04/2024	145,340
156,095	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Synthetic Letter Of Credit (3 Month LIBOR USD + 5.50%)	1.23%		03/19/2021	147,510
27,334	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.50%)	6.88%		03/19/2021	25,981
218,675	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.50%)	6.88%		03/19/2021	207,851
158,539	Ceva Intercompany BV, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.50%)	6.88%		03/19/2021	150,692
511,134	CH Hold Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.57%		02/01/2024	514,970
744,375	Change Healthcare Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.75%)	4.32%		03/01/2024	746,563
840,599	CHG Healthcare Services, Inc., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.00%)	4.43%		06/07/2023	848,349
297,750	Chill Merger Sub Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%)	5.82%		03/20/2024	301,472
735,000	Cincinnati Bell, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.75%)	5.11%		10/02/2024	744,129
985,505	CityCenter Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.50%)	4.07%		04/18/2024	991,113
940,275	Colorado Buyer, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.00%)	4.38%		05/01/2024	947,426
1,060,000	Compass Power Generation LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.75%)	5.39%		12/20/2024	1,068,830
719,023	Compuware Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B3 (3 Month LIBOR USD + 4.25%)	5.63%		12/15/2021	724,642
528,805	Constellation Merger Sub, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.25%)	4.94%		09/18/2024	531,655
1,198,975	Constellis Holdings LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.00%)	6.69%		04/19/2024	1,213,213
385,506	CPI Holdco LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.19%		03/21/2024	389,242
681,575	CSC Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.25%)	3.74%		07/17/2025	679,922
308,129	CSM Bakery Supplies LLC, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 4.00%)	5.34%		07/03/2020	305,201
655,000	Cvent, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.75%)	5.32%		11/29/2024	656,637
1,060,000	Deerfield Holdings Corporation, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.25%)	4.63%		12/04/2024	1,063,578
683,371	Dell International LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.00%)	3.57%		09/07/2023	683,839
905,000	Delta 2 Lux Sarl, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.00%)	4.57%		02/01/2024	911,222
130,000	Diamond BC B.V.,Guaranteed Senior Secured 1st Lien Term Loan (2 Month LIBOR USD + 3.00%)	4.42%		09/06/2024	130,326
474,154	Digicel International Finance Ltd., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.75%)	5.31%		05/27/2024	476,821
85,000	Diplomat Pharmacy, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (Prime Rate + 3.50%)	8.00%		12/20/2024	85,744
114,713	Dragon Merger Sub LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.69%		07/24/2024	115,932
690,331	EFS Cogen Holdings I LLC, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.25%)	4.95%		06/28/2023	697,911
250,734	Eldorado Resorts, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.25%)	3.69%		04/17/2024	251,243
811,495	Energy Transfer Equity LP, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.00%)	3.50%		02/02/2024	809,466
563,040	Envision Healthcare Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C (1 Month LIBOR USD + 3.00%)	4.57%		12/01/2023	565,267
1,169,125	Equinox Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.57%		03/08/2024	1,181,307
672,373	Evergreen Skills, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.32%		04/28/2021	649,200
95,000	Excelitas Technologies Corporation, Guaranteed Senior Secured 1st Lien Term Loan (6 Month LIBOR USD + 3.50%)	5.16%		12/02/2024	95,905
290,000	Exgen Renewables LLC, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.00%)	4.47%		11/29/2024	293,625
596,821	Federal-Mogul Holdings Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C (1 Month LIBOR USD + 3.75%)	5.32%		04/15/2021	602,081
712,564	Filtration Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.00%)	4.38%		11/23/2020	719,579
342,065	First Data Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.25%)	3.80%		04/26/2024	342,585
526,025	Foresight Energy LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 5.75%)	7.44%		03/28/2022	494,903
1,034,338	Garda World Security Corporation, Senior Secured 1st Lien Term Loan, Tranche B (Prime Rate + 2.50%)	4.69%		05/24/2024	1,041,449
858,811	Gates Global LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2 (3 Month LIBOR USD + 3.00%)	4.69%		04/01/2024	864,775
175,000	Gavilan Resources LLC, Secured 2nd Lien Term Loan (1 Month LIBOR USD + 6.00%)	7.46%		03/01/2024	174,271
928,707	Genesys Telecommunications Laboratories, Inc., Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.75%)	5.44%		12/01/2023	935,092
692,775	Goldcup Merger Sub, Inc., Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.75%)	5.13%		05/02/2023	699,269
124,370	Golden Nugget, Inc., Guaranteed Senior Secured 1st Lien Term Loan (2 Month LIBOR USD + 3.25%)	4.86%		10/04/2023	125,482
603,926	Greektown Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.75%)	4.32%		04/25/2024	604,053
600,763	Harbor Freight Tools USA, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.82%		08/18/2023	605,575
900,475	Hargray Corporation, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.00%)	4.57%		05/16/2024	904,077
420,750	Harsco Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1 (1 Month LIBOR USD + 3.00%)	4.63%		12/06/2024	426,710
800,000	Hawk Merger Sub, Inc., Senior Secured 1st Lien Term Loan, Tranche B1 (1 Month LIBOR USD + 3.25%)	4.82%		07/31/2024	807,252
897,750	Hayward Acquisition Corporation, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.50%)	5.07%		08/05/2024	901,117
189,525	HB Fuller Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.25%)	3.75%		10/21/2024	190,328
920,015	Hyland Software, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.82%		07/01/2022	927,495
485,000	Impala Private Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.70%		11/14/2024	483,283
361,287	Informatica Corporation, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.50%)	5.19%		08/05/2022	363,061
930,000	Intelsat Jackson Holdings S.A., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B3 (3 Month LIBOR USD + 3.75%)	5.21%		11/30/2023	912,562
936,545	JDA Software Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.00%)	4.57%		10/12/2023	942,253
165,000	Jeld-Wen, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4 (3 Month LIBOR USD + 2.00%)	3.69%		12/16/2024	165,791
461,504	Jo-Ann Stores LLC, Senior Secured 1st Lien Term Loan, Tranche B (6 Month LIBOR USD + 5.00%)	6.55%		10/20/2023	446,505
946,809	Kenan Advantage Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B1 (1 Month LIBOR USD + 3.00%)	4.57%		08/01/2022	951,146
944,419	KIK Custom Products, Inc., Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 4.50%)	6.17%		08/26/2022	951,975
812,963	Kloeckner Pentaplast, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 4.25%)	5.94%		06/30/2022	822,234
617,082	Kraton Polymers LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.00%)	4.57%		01/06/2022	624,375
936,661	Kronos Inc., Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.50%)	4.90%		11/01/2023	943,981
423,355	Learfield Communications, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%)	4.73%		12/01/2023	427,588
610,000	Level 3 Financing, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 2.25%)	3.70%		02/22/2024	610,872
941,550	Life Time Fitness, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 2.75%)	4.23%		06/10/2022	946,065
787,323	Milacron LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.75%)	4.32%		09/28/2023	789,130
180,000	Mitchell International, Inc., Guaranteed Secured 2nd Lien Term Loan (3 Month LIBOR USD + 7.25%)	8.94%		12/01/2025	182,047
532,090	Mitchell International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.25%)	4.94%		11/29/2024	532,994
42,910	Mitchell International, Inc., Guaranteed Senior Secured 1st Lien Term Loan	0.00%	#&	11/29/2024	42,983
40,999	Mohegan Tribal Gaming Authority, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (Prime Rate + 3.00%)	7.50%		10/13/2023	41,429
916,490	MPH Acquisition Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.00%)	4.69%		06/07/2023	919,354
517,932	National Vision, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.32%		11/20/2024	519,226
649,782	Optiv Security, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%)	4.63%		02/01/2024	608,358
907,725	Peak 10 Holding Corporation, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.19%		08/01/2024	908,719
1,285,114	Pharmaceutical Product Development LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 2.75%)	4.44%		08/18/2022	1,288,546
318,789	Pike Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.50%)	5.07%		09/20/2024	323,835
888,910	Playa Resorts Holding B.V., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.25%)	4.63%		04/29/2024	894,372
1,064,425	PODS LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.00%)	4.40%		12/06/2024	1,072,408
731,795	PQ Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1 (3 Month LIBOR USD + 3.25%)	4.63%		11/04/2022	738,722
655,841	Precyse Acquisition Corporation, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 4.50%)	6.07%		10/20/2022	658,301
955,200	Prime Security Services Borrower LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.75%)	4.32%		05/02/2022	963,362
751,225	Project Alpha Intermediate Holding, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (6 Month LIBOR USD + 3.50%)	5.04%		04/26/2024	736,512
842,704	Quest Software US Holdings, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.50%)	6.92%		10/31/2022	857,674
958,347	RCN Corporation, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.00%)	4.57%		02/01/2024	952,616
756,207	RentPath LLC, Senior Secured 1st Lien Term Loan, Tranche B1 (1 Month LIBOR USD + 4.75%)	6.32%		12/17/2021	759,871
747,487	Reynolds Group, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.75%)	4.32%		02/03/2023	751,860
907,725	Scientific Games International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4 (2 Month LIBOR USD + 3.25%)	4.67%		08/14/2024	916,171
160,973	SCS Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%)	5.82%		10/31/2022	162,180
989,661	Securus Technologies Holdings, Inc., Senior Secured 1st Lien Term Loan (2 Month LIBOR USD + 4.50%)	6.12%		11/01/2024	1,002,036
794,000	Select Medical Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.50%)	4.85%		03/01/2021	802,932
755,000	Sinclair Television Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 2.50%)	3.98%		12/12/2024	754,649
747,475	SolarWinds Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.07%		02/03/2023	751,306
488,395	Solenis International LP, Guaranteed Secured 2nd Lien Term Loan (3 Month LIBOR USD + 6.75%)	8.23%		07/29/2022	468,859
737,494	Solera LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.25%)	4.82%		03/03/2023	743,180
741,224	Sophia LP, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 3.25%)	4.94%		09/30/2022	742,926
835,043	Southern Graphics, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.07%		11/22/2022	840,367
134,957	Southern Graphics, Inc., Senior Secured 1st Lien Term Loan (US LIBOR + 3.50%)	0.00%	&	11/22/2022	135,817
425,000	Staples, Inc., Senior Secured 1st Lien Term Loan (2 Month LIBOR USD + 4.00%)	5.49%		09/12/2024	417,509
163,763	TCH-2 Holdings LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.57%		05/06/2021	164,909
739,413	Team Health Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.75%)	4.32%		02/06/2024	721,855
717,750	Telesat Canada, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4 (3 Month LIBOR USD + 3.00%)	4.70%		11/17/2023	721,899
1,290,250	TKC Holdings, Inc., Senior Secured 1st Lien Term Loan (2 Month LIBOR USD + 4.25%)	5.67%		02/01/2023	1,301,940
752,574	TransDigm, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche F (1 Month LIBOR USD + 2.75%)	4.44%		06/09/2023	754,557
54,725	TransDigm, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche G (3 Month LIBOR USD + 3.00%)	4.57%		08/22/2024	55,048
470,000	Traverse Midstream Partners LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (6 Month LIBOR USD + 4.00%)	5.85%		09/27/2024	476,874
671,484	Tribune Media Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C (1 Month LIBOR USD + 3.00%)	4.57%		01/26/2024	673,478
717,732	Tumi Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 2.25%)	3.82%		08/01/2023	722,742
1,176,038	UFC Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.25%)	4.81%		08/18/2023	1,183,941
128,023	Ultra Resources, Inc., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.00%)	4.41%		04/12/2024	128,119
413,339	Univar USA, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B3 (1 Month LIBOR USD + 2.50%)	4.07%		07/01/2024	415,257
788,063	US Renal Care, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.25%)	5.94%		12/30/2022	778,213
689,735	USAGM HoldCo LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.75%)	5.44%		07/28/2022	685,317
722,707	VF Holdings Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.82%		06/30/2023	729,157
184,453	Vizient, Inc., Senior Secured 1st Lien Term Loan, Tranche B3 (1 Month LIBOR USD + 3.50%)	5.07%		02/13/2023	185,353
465,000	West Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.35%		10/10/2024	466,839
418,950	West Street Merger Sub, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.00%)	4.57%		09/27/2024	421,307
309,241	Western Digital Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B3 (1 Month LIBOR USD + 2.00%)	3.57%		04/29/2023	310,709
1,060,000	Wink Holdco, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.49%		12/02/2024	1,067,293
1,215,000	WMG Acquisition Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche E (1 Month LIBOR USD + 2.25%)	3.64%		11/01/2023	1,217,564
575,550	York Risk Services Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 3.75%)	5.32%		10/01/2021	564,902
728,554	Zodiac Pool Solutions LLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.69%		12/20/2023	733,566

Total Bank Loans (Cost $98,974,079)					99,035,364

Collateralized Loan Obligations - 17.5%
250,000	Adams Mill Ltd., Series 2014-1A-D1 (3 Month LIBOR USD + 3.50%)	4.86%	^	07/15/2026	251,544
250,000	Adams Mill Ltd., Series 2014-1A-E1 (3 Month LIBOR USD + 5.00%)	6.36%	^	07/15/2026	245,882
2,500,000	AIMCO, Series 2015-AA-DR (3 Month LIBOR USD + 2.45%)	0.01%	^	01/15/2028	2,500,000
2,000,000	ALM LLC, Series 2013-8A-DR (3 Month LIBOR USD + 7.10%)	8.46%	^	10/15/2028	2,021,312
1,000,000	ALM LLC, Series 2014-14A-A1R (3 Month LIBOR USD + 1.15%)	2.53%	^	07/28/2026	1,000,000
2,000,000	ALM LLC, Series 2015-16A-C1R (3 Month LIBOR USD + 3.20%)	4.56%	^	07/15/2027	2,014,284
500,000	ALM LLC, Series 2016-19A-A2 (3 Month LIBOR USD + 2.20%)	3.56%	^	07/15/2028	516,147
500,000	ALM LLC, Series 2016-19A-B (3 Month LIBOR USD + 3.00%)	4.36%	^	07/15/2028	507,740
2,500,000	Apidos Ltd., Series 2015-21A-C (3 Month LIBOR USD + 3.55%)	4.90%	^	07/18/2027	2,534,929
250,000	Apidos Ltd., Series 2015-21A-D (3 Month LIBOR USD + 5.55%)	6.90%	^	07/18/2027	250,551
1,250,000	Apidos Ltd., Series 2016-24A-C (3 Month LIBOR USD + 3.95%)	5.31%	^	07/20/2027	1,276,393
3,000,000	Atrium Corporation, Series 2013-9A-DR (3 Month LIBOR USD + 3.60%)	5.07%	^	05/28/2030	3,053,622
2,500,000	Atrium Corporation, Series 2017-13A-D (3 Month LIBOR USD + 2.70%)	4.14%	^	11/21/2030	2,508,188
500,000	Avery Point Ltd., Series 2013-2A-D (3 Month LIBOR USD + 3.45%)	4.80%	^	07/17/2025	501,168
3,500,000	Babson Ltd., Series 2014-3A-D1 (3 Month LIBOR USD + 3.50%)	4.86%	^	01/15/2026	3,544,231
500,000	Babson Ltd., Series 2014-3A-D2 (1 Month LIBOR USD + 4.40%)	5.76%	^	01/15/2026	501,734
250,000	Babson Ltd., Series 2014-3A-E2 (3 Month LIBOR USD + 6.50%)	7.86%	^	01/15/2026	251,559
1,500,000	Babson Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	4.31%	^	10/20/2030	1,526,249
1,737,500	Babson Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 6.45%)	7.81%	^	10/20/2030	1,775,207
3,500,000	Babson Ltd., Series 2015-IA-E (3 Month LIBOR USD + 5.30%)	6.66%	^	04/20/2027	3,507,924
2,000,000	Barings Ltd., Series 2016-3A-C (3 Month LIBOR USD + 3.95%)	5.31%	^	01/15/2028	2,023,806
500,000	Betony Ltd., Series 2015-1A-D (3 Month LIBOR USD + 3.60%)	4.96%	^	04/15/2027	505,802
3,770,000	BlueMountain Ltd., Series 2013-2A-DR (3 Month LIBOR USD + 2.90%)	4.26%	^	10/22/2030	3,848,755
2,250,000	BlueMountain Ltd., Series 2013-3A-DR (3 Month LIBOR USD + 2.90%)	4.28%	^	10/29/2025	2,264,000
750,000	BlueMountain Ltd., Series 2015-2A-C (3 Month LIBOR USD + 2.70%)	4.05%	^	07/18/2027	762,752
1,000,000	BlueMountain Ltd., Series 2015-2A-D (3 Month LIBOR USD + 3.55%)	4.90%	^	07/18/2027	1,006,542
500,000	BlueMountain Ltd., Series 2015-2A-E (3 Month LIBOR USD + 5.35%)	6.70%	^	07/18/2027	494,120
1,000,000	BlueMountain Ltd., Series 2015-3A-B (3 Month LIBOR USD + 3.10%)	4.46%	^	10/20/2027	1,012,753
500,000	BlueMountain Ltd., Series 2015-3A-C (3 Month LIBOR USD + 3.55%)	4.91%	^	10/20/2027	501,778
750,000	BlueMountain Ltd., Series 2016-2A-C (3 Month LIBOR USD + 4.10%)	5.54%	^	08/20/2028	756,660
1,000,000	BlueMountain Ltd., Series 2016-3A-D (3 Month LIBOR USD + 3.85%)	5.27%	^	11/15/2027	1,011,376
5,500,000	California Street LP, Series 2012-9A-AR (3 Month LIBOR USD + 1.45%)	2.81%	^	10/16/2028	5,544,237
2,000,000	California Street LP, Series 2012-9A-DR (3 Month LIBOR USD + 3.96%)	5.32%	^	10/16/2028	2,039,185
2,000,000	California Street LP, Series 2012-9A-ER (3 Month LIBOR USD + 7.18%)	8.54%	^	10/16/2028	2,064,835
2,000,000	Canyon Capital Ltd., Series 2006-1A-D (3 Month LIBOR USD + 1.60%)	3.19%	^	12/15/2020	2,012,154
1,000,000	Canyon Capital Ltd., Series 2012-1A-DR (3 Month LIBOR USD + 4.10%)	5.46%	^	01/15/2026	1,014,369
2,000,000	Canyon Capital Ltd., Series 2014-1A-C (3 Month LIBOR USD + 3.25%)	4.63%	^	04/30/2025	2,004,254
2,000,000	Canyon Capital Ltd., Series 2014-2A-DR (3 Month LIBOR USD + 3.65%)	5.01%	^	04/15/2029	2,021,263
1,250,000	Carlyle Global Market Strategies Ltd., Series 2013-2A-DR (3 Month LIBOR USD + 2.40%)	3.75%	^	01/18/2029	1,251,435
2,000,000	Carlyle Global Market Strategies Ltd., Series 2016-2A-D2 (3 Month LIBOR USD + 6.45%)	7.81%	^	07/15/2027	2,045,511
382,783	Cent Ltd., Series 2012-16A-A1AR (3 Month LIBOR USD + 1.25%)	2.63%	^	08/01/2024	384,020
2,000,000	Cent Ltd., Series 2014-22A-C (3 Month LIBOR USD + 3.75%)	5.14%	^	11/07/2026	2,007,086
1,595,000	Cent Ltd., Series 2014-22A-D (3 Month LIBOR USD + 5.30%)	6.69%	^	11/07/2026	1,598,738
3,000,000	CVP Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.34%)	2.80%	^	07/20/2030	2,999,790
3,900,000	Dryden Senior Loan Fund, Series 2014-33A-DR (3 Month LIBOR USD + 4.35%)	5.71%	^	10/15/2028	4,009,289
2,500,000	Dryden Senior Loan Fund, Series 2014-34A-DR (3 Month LIBOR USD + 3.40%)	4.76%	^	10/15/2026	2,526,976
3,000,000	Dryden Senior Loan Fund, Series 2015-37A-DR (3 Month LIBOR USD + 2.50%)	3.86%	^	01/15/2031	3,001,245
1,000,000	Dryden Senior Loan Fund, Series 2016-45A-D (3 Month LIBOR USD + 3.85%)	5.21%	^	07/15/2027	1,017,153
1,000,000	Dryden Senior Loan Fund, Series 2017-50A-D (3 Month LIBOR USD + 3.25%)	4.51%	^	07/15/2030	1,009,025
250,000	Galaxy Ltd., Series 2014-18A-D1 (3 Month LIBOR USD + 3.70%)	5.06%	^	10/15/2026	252,528
1,000,000	GoldenTree Loan Management Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.35%)	4.71%	^	04/20/2029	1,014,348
3,000,000	GoldenTree Loan Management Ltd., Series 2017-2A-D (3 Month LIBOR USD + 2.65%)	4.22%	^	11/28/2030	2,999,544
1,000,000	GoldenTree Loan Opportunities Ltd., Series 2015-10A-D (3 Month LIBOR USD + 3.35%)	4.71%	^	07/20/2027	1,012,557
250,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C (3 Month LIBOR USD + 2.70%)	4.08%	^	08/01/2025	252,005
250,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C (3 Month LIBOR USD + 3.50%)	4.88%	^	04/28/2025	249,998
250,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D (3 Month LIBOR USD + 5.00%)	6.38%	^	04/28/2025	238,656
2,000,000	Highbridge Loan Management Ltd., Series 2013-2A-CR (3 Month LIBOR USD + 2.90%)	4.26%	^	10/20/2029	2,047,102
2,000,000	Jay Park Ltd., Series 2016-1A-C (3 Month LIBOR USD + 3.85%)	5.21%	^	10/20/2027	2,064,237
500,000	LCM LP, Series 14A-D (3 Month LIBOR USD + 3.50%)	4.86%	^	07/15/2025	501,524
250,000	LCM LP, Series 16A-DR (1 Month LIBOR USD + 3.00%)	4.24%	^	07/15/2026	251,854
5,000,000	LCM LP, Series 26A-D	0.00%	#^	01/20/2031	5,000,000
1,000,000	Madison Park Funding Ltd., Series 2014-15A-CR (3 Month LIBOR USD + 3.45%)	4.82%	^	01/27/2026	1,014,385
2,500,000	Madison Park Funding Ltd., Series 2014-15A-DR (3 Month LIBOR USD + 5.44%)	6.81%	^	01/27/2026	2,525,149
1,000,000	Madison Park Funding Ltd., Series 2015-16A-D (3 Month LIBOR USD + 5.50%)	6.86%	^	04/20/2026	1,002,833
500,000	Madison Park Funding Ltd., Series 2015-18A-DR (3 Month LIBOR USD + 2.95%)	4.31%	^	10/21/2030	505,697
250,000	Magnetite Ltd., Series 2014-9A-BR (3 Month LIBOR USD + 2.00%)	3.37%	^	07/25/2026	250,787
1,000,000	Marathon Ltd., Series 2017-9A-A2 (3 Month LIBOR USD + 1.75%)	3.11%	^	04/15/2029	1,005,789
1,000,000	Milos Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.40%)	4.76%	^	10/20/2030	1,012,583
4,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-D (3 Month LIBOR USD + 2.50%)	0.01%	^	01/15/2028	4,000,000
1,500,000	Neuberger Berman Loan Advisers Ltd., Series 2017-25A-D (3 Month LIBOR USD + 3.25%)	4.49%	^	10/18/2029	1,519,067
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-26A-D (3 Month LIBOR USD + 2.65%)	4.04%	^	10/18/2030	999,923
4,500,000	Octagon Investment Partners Ltd., Series 2012-1A-CR (3 Month LIBOR USD + 4.00%)	5.36%	^	07/15/2029	4,611,321
500,000	Octagon Investment Partners Ltd., Series 2014-1A-C (3 Month LIBOR USD + 3.65%)	5.06%	^	11/14/2026	503,113
2,000,000	Octagon Investment Partners Ltd., Series 2014-1A-D (3 Month LIBOR USD + 6.60%)	8.01%	^	11/14/2026	2,027,699
2,500,000	Octagon Investment Partners Ltd., Series 2017-1A-C (3 Month LIBOR USD + 3.50%)	4.86%	^	03/17/2030	2,548,305
1,250,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.20%)	7.56%	^	03/17/2030	1,264,031
1,000,000	Octagon Loan Funding Ltd., Series 2014-1A-DR (3 Month LIBOR USD + 3.40%)	4.84%	^	11/18/2026	1,007,542
1,000,000	Sound Harbor Loan Fund Ltd., Series 2014-1A-A1R (3 Month LIBOR USD + 1.20%)	2.58%	^	10/30/2026	1,003,218
3,500,000	Stewart Park Ltd., Series 2015-1A-DR (3 Month LIBOR USD + 2.60%)	0.01%	^	01/15/2030	3,500,000
500,000	Symphony Ltd., Series 2014-14A-D2 (3 Month LIBOR USD + 3.60%)	4.96%	^	07/14/2026	503,481
2,000,000	TCI-Cent Ltd., Series 2016-1A-C (3 Month LIBOR USD + 4.00%)	5.37%	^	12/21/2029	2,036,726
1,000,000	TCI-Symphony Ltd., Series 2016-1A-D (3 Month LIBOR USD + 3.80%)	5.16%	^	10/13/2029	1,012,450
3,000,000	Thacher Park Ltd., Series 2014-1A-D1R (3 Month LIBOR USD + 3.40%)	4.76%	^	10/20/2026	3,024,119
4,000,000	Venture Ltd., Series 2007-8A-C (3 Month LIBOR USD + 0.90%)	2.26%	^	07/22/2021	3,994,326
4,000,000	Venture Ltd., Series 2012-12A-DR (3 Month LIBOR USD + 3.70%)	5.02%	^	02/28/2026	4,022,528
2,500,000	Venture Ltd., Series 2012-12A-ER (3 Month LIBOR USD + 6.20%)	7.52%	^	02/28/2026	2,519,530
1,000,000	Venture Ltd., Series 2014-17A-CR (3 Month LIBOR USD + 2.20%)	3.56%	^	07/15/2026	1,000,417
1,000,000	Venture Ltd., Series 2016-23A-B (3 Month LIBOR USD + 2.30%)	3.66%	^	07/19/2028	1,004,725
2,000,000	Venture Ltd., Series 2016-24A-E (3 Month LIBOR USD + 6.72%)	8.08%	^	10/20/2028	2,044,585
1,500,000	Voya Ltd., Series 2017-3A-C (3 Month LIBOR USD + 3.55%)	4.87%	^	07/20/2030	1,535,075
1,000,000	Westcott Park Ltd., Series 2016-1A-D (3 Month LIBOR USD + 4.35%)	5.71%	^	07/20/2028	1,013,062
2,000,000	Wind River Ltd., Series 2012-1A-DR (3 Month LIBOR USD + 4.10%)	5.46%	^	01/15/2026	2,020,846
2,000,000	Wind River Ltd., Series 2013-2A-E1R (3 Month LIBOR USD + 6.75%)	8.10%	^	10/18/2030	2,034,382
4,000,000	Wind River Ltd., Series 2014-1A-DR (3 Month LIBOR USD + 3.50%)	4.85%	^	04/18/2026	4,007,215
2,000,000	Wind River Ltd., Series 2014-2A-D (3 Month LIBOR USD + 3.90%)	5.26%	^	07/15/2026	2,012,732
4,000,000	Wind River Ltd., Series 2014-2A-DR (3 Month LIBOR USD + 2.90%)	0.01%	^	01/15/2031	4,000,000
2,000,000	Wind River Ltd., Series 2014-2A-E (3 Month LIBOR USD + 5.25%)	6.61%	^	07/15/2026	1,984,677
2,000,000	Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%)	0.01%	^	01/15/2031	2,000,000
7,975,000	Wind River Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 5.55%)	6.91%	^	10/15/2027	7,973,452
500,000	Wind River Ltd., Series 2016-1A-B (3 Month LIBOR USD + 2.35%)	3.71%	^	07/15/2028	504,825
500,000	Wind River Ltd., Series 2016-1A-C (3 Month LIBOR USD + 3.20%)	4.56%	^	07/15/2028	503,755
2,000,000	Wind River Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.75%)	5.10%	^	04/18/2029	2,043,504
1,750,000	Wind River Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.42%)	7.77%	^	04/18/2029	1,796,995
1,500,000	Wind River Ltd., Series 2017-4A-D (3 Month LIBOR USD + 2.65%)	4.16%	^	11/20/2030	1,500,012

Total Collateralized Loan Obligations (Cost $182,960,988)					185,306,787

Foreign Corporate Bonds - 12.4%
300,000	Adani Ports & Special Economic Zone Ltd.	3.50%		07/29/2020	303,530
1,200,000	Adani Ports & Special Economic Zone Ltd.	3.95%		01/19/2022	1,226,267
500,000	AES Andres B.V.	7.95%	^	05/11/2026	543,750
1,700,000	Alibaba Group Holding Ltd.	3.13%		11/28/2021	1,722,903
200,000	Alibaba Group Holding Ltd.	2.80%		06/06/2023	199,550
400,000	America Movil S.A.B. de C.V.	5.00%		03/30/2020	421,987
200,000	America Movil SAB de C.V.	3.13%		07/16/2022	202,732
500,000	Ardagh Packaging Finance, Inc.	6.00%	^	02/15/2025	527,500
3,200,000	Axiata SPV2 BHD	3.47%		11/19/2020	3,242,022
600,000	Banco de Costa Rica	5.25%		08/12/2018	602,250
1,800,000	Banco de Credito del Peru	2.25%		10/25/2019	1,802,250
1,300,000	Banco de Credito del Peru	5.38%		09/16/2020	1,387,750
2,206,000	Banco de Credito e Inversiones	4.00%		02/11/2023	2,303,856
200,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	211,843
200,000	Banco de Reservas de la Republica Dominicana	7.00%	^	02/01/2023	211,843
900,000	Banco del Estado de Chile	4.13%		10/07/2020	940,188
800,000	Banco del Estado de Chile	3.88%		02/08/2022	835,279
3,000,000	Banco International del Peru S.A.A.	5.75%		10/07/2020	3,232,500
500,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%		05/07/2020	506,875
451,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	454,531
300,000	Banco Santander	3.88%		09/20/2022	312,754
1,590,000	Banco Santander (5 Year CMT Rate + 4.58%)	5.95%		01/30/2024	1,659,563
400,000	Bancolombia S.A.	6.13%		07/26/2020	428,500
200,000	Banistmo S.A.	3.65%	^	09/19/2022	198,000
500,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	540,625
800,000	BDO Unibank, Inc.	2.63%		10/24/2021	793,533
3,150,000	BDO Unibank, Inc.	2.95%		03/06/2023	3,100,107
2,200,000	Bharti Airtel Ltd.	5.13%		03/11/2023	2,335,716
1,500,000	Bharti Airtel Ltd.	4.38%		06/10/2025	1,528,328
2,400,000	BPRL International Singapore Pte Ltd.	4.38%		01/18/2027	2,484,727
50,000	Camposol S.A.	10.50%	^	07/15/2021	54,250
500,000	Celulosa Arauco y Constitucion S.A.	4.75%		01/11/2022	530,197
265,000	CEVA Group PLC	7.00%	^	03/01/2021	258,375
200,000	CK Hutchison International Ltd.	2.25%	^	09/29/2020	198,033
500,000	CK Hutchison International Ltd.	2.88%		04/05/2022	498,526
200,000	CK Hutchison International Ltd.	2.88%	^	04/05/2022	199,410
300,000	CK Hutchison International Ltd.	2.75%	^	03/29/2023	294,337
1,500,000	CK Hutchison International Ltd.	3.50%	^	04/05/2027	1,501,279
600,000	CNOOC Finance Ltd.	4.25%		01/26/2021	624,214
500,000	CNOOC Finance Ltd.	3.88%		05/02/2022	516,006
2,800,000	CNOOC Finance Ltd.	3.50%		05/05/2025	2,827,040
200,000	CNPC General Capital Ltd.	2.70%		11/25/2019	200,122
200,000	CNPC General Capital Ltd.	3.95%		04/19/2022	207,714
1,200,000	CNPC General Capital Ltd.	3.40%		04/16/2023	1,214,744
2,200,000	CNPC Overseas Capital Ltd.	4.50%		04/28/2021	2,312,569
150,000	Coca-Cola Femsa S.A.B. de C.V.	3.88%		11/26/2023	157,171
3,700,000	Corpbanca S.A.	3.88%		09/22/2019	3,776,850
400,000	Cosan Overseas Ltd.	8.25%	†	02/05/2018	410,960
305,000	DAE Funding LLC	5.00%	^	08/01/2024	301,950
500,000	DBS Group Holdings Ltd. (3 Month LIBOR USD + 0.62%)	1.99%		07/25/2022	503,004
1,600,000	DBS Group Holdings Ltd. (3 Month LIBOR USD + 0.62%)	1.99%	^	07/25/2022	1,609,612
2,000,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	1,996,066
320,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	323,306
590,000	Delphi Technologies PLC	5.00%	^	10/01/2025	598,850
200,000	Digicel Ltd.	8.25%		09/30/2020	197,260
2,000,000	Digicel Ltd.	7.13%		04/01/2022	1,859,540
1,100,000	ECL S.A.	5.63%		01/15/2021	1,191,129
2,607,000	Embotelladora Andina S.A.	5.00%		10/01/2023	2,878,054
500,000	Empresa de Energia de Bogota S.A.	6.13%		11/10/2021	510,625
1,333,279	ENA Norte Trust	4.95%		04/25/2023	1,391,610
200,000	Export-Import Bank of India	3.13%		07/20/2021	201,288
2,200,000	Export-Import Bank of India	4.00%		01/14/2023	2,281,785
310,000	FMG Resources Ltd.	4.75%	^	05/15/2022	315,037
500,000	Fomento Economico Mexicano S.A.B. de C.V.	2.88%		05/10/2023	495,365
1,300,000	Fondo Mivivienda S.A.	3.50%		01/31/2023	1,308,320
400,000	Fondo Mivivienda S.A.	3.50%	^	01/31/2023	402,560
1,200,000	Global Bank Corporation	5.13%		10/30/2019	1,243,440
1,000,000	Global Bank Corporation	4.50%	^	10/20/2021	1,021,200
1,500,000	Global Bank Corporation	4.50%		10/20/2021	1,531,800
2,600,000	Gohl Capital Ltd.	4.25%		01/24/2027	2,670,634
400,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	378,000
476,487	Guanay Finance Ltd.	6.00%		12/15/2020	491,758
505,000	GW Honos Security Corporation	8.75%	^	05/15/2025	544,138
1,200,000	Hutchison Whampoa International Ltd.	3.25%		11/08/2022	1,214,032
300,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	326,174
3,300,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	3,681,658
1,200,000	Industrial Senior Trust	5.50%		11/01/2022	1,228,500
310,000	Intelsat Jackson Holdings S.A.	5.50%		08/01/2023	254,200
120,000	Intelsat Jackson Holdings S.A.	9.75%	^	07/15/2025	115,800
300,000	Inversiones CMPC S.A.	6.13%		11/05/2019	321,069
1,711,000	Inversiones CMPC S.A.	4.50%		04/25/2022	1,797,344
605,000	Kronos Acquisition Holdings, Inc.	9.00%	^	08/15/2023	567,188
200,000	Magnesita Finance Ltd.	8.63%	†	01/29/2018	202,000
3,787,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	3,874,533
1,000,000	MARB BondCo PLC	7.00%	^	03/15/2024	1,006,250
400,000	Marfrig Holdings Europe B.V.	8.00%	^	06/08/2023	418,500
540,000	MEG Energy Corporation	7.00%	^	03/31/2024	458,325
600,000	New Red Finance, Inc.	4.25%	^	05/15/2024	600,000
200,000	OAS Financial Ltd. (5 Year CMT Rate + 8.19%)	8.88%	#†Ω	04/25/2018	10,500
800,000	ONGC Videsh Ltd.	2.88%		01/27/2022	791,594
3,000,000	ONGC Videsh Ltd.	3.75%		07/27/2026	2,993,715
1,000,000	Ooredoo International Finance Ltd.	3.88%		01/31/2028	996,175
2,700,000	Oversea-Chinese Banking Corporation (5 Year Swap Rate USD + 2.20%)	4.00%		10/15/2024	2,750,302
2,105,000	Panama Metro Line SP	0.00%	^	12/05/2022	1,936,600
500,000	Petrobras Global Finance B.V.	7.25%		03/17/2044	521,250
2,200,000	Petronas Capital Ltd.	3.50%		03/18/2025	2,259,547
1,660,000	Petronas Global Sukuk Ltd.	2.71%		03/18/2020	1,663,871
460,000	Precision Drilling Corporation	7.13%	^	01/15/2026	470,350
3,450,000	Reliance Holdings, Inc.	5.40%		02/14/2022	3,750,154
900,000	SACI Falabella	3.75%		04/30/2023	923,790
1,000,000	Singtel Group Treasury	4.50%		09/08/2021	1,063,893
1,200,000	Sinopec Group Overseas Development Ltd.	2.25%	^	09/13/2020	1,184,512
2,800,000	Sinopec Group Overseas Development Ltd.	2.75%		09/29/2026	2,660,302
100,000	Sixsigma Networks Mexico S.A. de C.V.	8.25%	^	11/07/2021	106,125
500,000	SP PowerAssets Ltd.	2.70%		09/14/2022	498,966
1,900,000	SPC Panama Metro Line	0.00%		12/05/2022	1,748,000
385,000	Telesat LLC	8.88%	^	11/15/2024	432,163
3,800,000	Temasek Financial Ltd.	2.38%		01/23/2023	3,759,195
200,000	Tenedora Nemak S.A. de C.V.	5.50%		02/28/2023	206,500
400,000	Transelec S.A.	4.63%		07/26/2023	427,001
2,300,000	Transportadora de Gas del Peru S.A.	4.25%		04/30/2028	2,389,700
1,100,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	1,130,800
1,500,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.00%)	3.75%		09/19/2024	1,523,333
2,400,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	2,419,512
700,000	UPL Corporation	3.25%		10/13/2021	698,893

Total Foreign Corporate Bonds (Cost $131,387,673)					131,671,703

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 3.3%
300,000	Chile Government International Bond	2.25%		10/30/2022	296,700
2,500,000	Chile Government International Bond	3.13%		03/27/2025	2,548,750
2,800,000	Chile Government International Bond	3.13%		01/21/2026	2,845,500
800,000	Costa Rica Government International Bond	10.00%		08/01/2020	922,000
1,900,000	Indonesia Government International Bond	4.88%		05/05/2021	2,029,920
1,400,000	Israel Government International Bond	4.00%		06/30/2022	1,487,206
1,900,000	Israel Government International Bond	3.15%		06/30/2023	1,946,170
1,200,000	Israel Government International Bond	2.88%		03/16/2026	1,200,739
3,000,000	Malaysia Sovereign Sukuk BHD	3.04%		04/22/2025	3,016,500
250,000	Malaysia Sukuk Global BHD	3.18%		04/27/2026	252,125
1,200,000	Mexico Government International Bond	4.00%		10/02/2023	1,258,800
3,000,000	Mexico Government International Bond	4.13%		01/21/2026	3,131,250
800,000	Mexico Government International Bond	4.15%		03/28/2027	830,600
1,900,000	Panama Government International Bond	4.00%		09/22/2024	2,025,400
2,000,000	Panama Government International Bond	3.88%		03/17/2028	2,095,000
1,000,000	Perusahaan Penerbit	4.15%		03/29/2027	1,033,850
2,200,000	Perusahaan Penerbit	4.15%	^	03/29/2027	2,274,470
3,800,000	Philippine Government International Bond	4.20%		01/21/2024	4,136,733
1,700,000	Philippine Government International Bond	3.70%		02/02/2042	1,692,648
250,000	Wakala Global Sukuk BHD	4.65%		07/06/2021	267,200

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $34,973,804)					35,291,561

Non-Agency Commercial Mortgage Backed Obligations - 9.2%
159,000	Americold LLC, Series 2010-ARTA-C	6.81%	^	01/14/2029	173,756
1,532,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.30%)	4.53%	^	11/15/2019	1,530,099
7,709	Banc of America Commercial Mortgage Trust, Series 2007-5-AM	5.77%	#	02/10/2051	7,705
25,659,775	BANK, Series 2017-BNK5-XA	1.11%	#I/O	06/15/2060	1,861,860
11,337,356	Barclays Commercial Mortgage Securities LLC, Series 2017-C1-XA	1.52%	#I/O	02/15/2050	1,173,802
203,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-C (1 Month LIBOR USD + 1.20%)	2.68%	^	08/15/2036	202,962
231,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-D (1 Month LIBOR USD + 1.70%)	3.18%	^	08/15/2036	230,962
485,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-E (1 Month LIBOR USD + 2.50%)	3.98%	^	08/15/2036	485,494
465,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%)	4.98%	^	08/15/2036	466,397
1,259,000	Barclays Commercial Mortgage Securities, LLC, Series 2014-BXO-E (1 Month LIBOR USD + 3.75%)	5.23%	^	08/15/2027	1,263,398
1,430,000	BBCMS Mortgage Trust, Series 2017-GLKS-E (1 Month LIBOR USD + 2.85%)	4.10%	^	11/15/2034	1,431,448
1,430,000	BB-UBS Trust, Series 2012-TFT-TE	3.56%	#^	06/05/2030	1,295,781
250,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.54%	#	01/12/2045	236,321
794,000	Bsprt Issuer Ltd., Series 2017-FL1-B (1 Month LIBOR USD + 2.40%)	3.88%	^	06/15/2027	798,298
530,000	BX Trust, Series 2017-APPL-D (1 Month LIBOR USD + 2.05%)	3.53%	^	07/15/2034	532,263
821,000	BX Trust, Series 2017-APPL-E (1 Month LIBOR USD + 3.15%)	4.63%	^	07/15/2034	826,722
508,000	BX Trust, Series 2017-SLCT-D (1 Month LIBOR USD + 2.05%)	3.53%	^	07/15/2034	508,796
836,000	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.15%)	4.63%	^	07/15/2034	840,182
13,240,191	CD Commercial Mortgage Trust, Series 2017-CD3-XA	1.04%	#I/O	02/10/2050	977,550
7,545,972	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.75%	#I/O	05/10/2058	803,069
9,671,233	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.67%	#I/O	06/15/2050	1,060,976
563,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-D (1 Month LIBOR USD + 1.60%)	3.08%	^	07/15/2028	563,667
788,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-E (1 Month LIBOR USD + 2.15%)	3.63%	^	07/15/2028	789,133
940,000	CHT Mortgage Trust, Series 2017-CSMO-E (1 Month LIBOR USD + 3.00%)	4.38%	^	11/15/2036	943,589
501,000	CHT Mortgage Trust, Series 2017-CSMO-F (1 Month LIBOR USD + 3.74%)	5.12%	^	11/15/2036	502,511
236,834	Citigroup Commercial Mortgage Trust, Series 2008-C7-AM	6.19%	#	12/10/2049	237,291
100,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21-D	4.83%	#^	05/10/2047	87,978
1,827,947	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.04%	#I/O	10/10/2047	102,647
200,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.43%	#^	02/10/2048	170,806
3,309,331	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.01%	#I/O	07/10/2049	406,275
571,000	CLNS Trust, Series 2017-IKPR-D (1 Month LIBOR USD + 0.00%)	3.48%	^	06/11/2032	572,288
571,000	CLNS Trust, Series 2017-IKPR-E (1 Month LIBOR USD + 3.50%)	4.93%	^	06/11/2032	573,975
571,000	CLNS Trust, Series 2017-IKPR-F (1 Month LIBOR USD + 4.50%)	5.93%	^	06/11/2032	575,317
1,172,552	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	1,189,024
440,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-C	4.44%	#^	10/15/2045	403,061
1,187,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-D	4.57%	#^	10/15/2045	985,697
3,083,788	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	0.89%	#I/O	08/10/2046	93,562
2,000,000	Commercial Mortgage Pass-Through Certificates, Series 2013-CR11-D	5.17%	#^	08/10/2050	1,904,794
1,565,000	Commercial Mortgage Pass-Through Certificates, Series 2013-LC13-D	5.04%	#^	08/10/2046	1,542,346
1,296,812	Commercial Mortgage Pass-Through Certificates, Series 2014-CR17-XA	1.13%	#I/O	05/10/2047	59,846
100,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.72%	#	08/10/2047	101,710
125,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.50%	#	11/10/2047	127,203
375,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-D	4.12%	#^	03/10/2048	316,833
300,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-D	4.25%	#	05/10/2048	259,839
8,185,548	Commercial Mortgage Pass-Through Certificates, Series 2015-CR27-XA	1.15%	#I/O	10/10/2048	489,979
2,453,475	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.16%	#I/O	02/10/2048	133,791
815,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-C	4.31%	#	07/10/2048	806,498
406,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.65%	#	10/10/2048	415,714
3,595,267	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-XA	1.06%	#I/O	02/10/2049	225,806
13,345,872	Commercial Pass-Through Certificates, Series 2015-CR25-XA	0.95%	#I/O	08/10/2048	725,707
13,427,088	Commercial Pass-Through Certificates, Series 2015-LC21-XA	0.85%	#I/O	07/10/2048	539,611
6,574	Countrywide Commercial Mortgage Trust, Series 2007-MF1-A	6.29%	#^	11/12/2043	6,562
520,597	Credit Suisse Commercial Mortgage Trust, Series 2007-C1-AM	5.42%		02/15/2040	522,544
2,018,458	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.55%	#^I/O	09/15/2037	69,575
2,692,816	CSAIL Commercial Mortgage Trust, Series 2015-C1-XA	0.94%	#I/O	04/15/2050	130,166
1,229,000	CSMC Trust, Series 2017-CHOP-E (1 Month LIBOR USD + 3.30%)	4.78%	^	07/15/2032	1,233,178
536,000	FORT LLC, Series 2016-1A-B (1 Month LIBOR USD + 2.75%)	4.30%	^	05/21/2036	543,928
399,200	GE Commercial Mortgage Corporation Trust, Series 2007-C1-AM	5.61%	#	12/10/2049	404,106
406,000	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-D	5.04%	#	12/10/2041	410,848
564,000	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-E	5.14%	#^	12/10/2041	557,111
100,000	Grace Mortgage Trust, Series 2014-GRCE-A	3.37%	^	06/10/2028	102,641
424,000	Great Wolf Trust, Series 2017-WOLF-D (1 Month LIBOR USD + 2.10%)	3.73%	^	09/15/2034	424,785
657,000	Great Wolf Trust, Series 2017-WOLF-E (1 Month LIBOR USD + 3.10%)	4.73%	^	09/15/2034	659,053
350,000	Great Wolf Trust, Series 2017-WOLF-F (1 Month LIBOR USD + 4.07%)	5.70%	^	09/15/2034	351,494
2,997,789	GS Mortgage Securities Corporation, Series 2013-GC10-XA	1.56%	#I/O	02/10/2046	182,634
3,634,316	GS Mortgage Securities Corporation, Series 2014-GC20-XA	1.00%	#I/O	04/10/2047	179,372
9,040,309	GS Mortgage Securities Corporation, Series 2014-GC24-XA	0.83%	#I/O	09/10/2047	359,114
257,000	GS Mortgage Securities Trust, Series 2013-GC13-D	4.09%	#^	07/10/2046	238,539
7,398,136	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.82%	#I/O	11/10/2048	383,127
7,388,088	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.67%	#I/O	05/10/2049	729,144
1,056,000	GSCCRE Commercial Mortgage Trust, Series 2015-HULA-D (1 Month LIBOR USD + 3.75%)	5.23%	^	08/15/2032	1,063,991
1,263,000	Hunt Ltd., Series 2017-FL1-C (1 Month LIBOR USD + 2.40%)	3.88%	^	08/15/2034	1,279,016
556,000	IMT Trust, Series 2017-APTS-EFL (1 Month LIBOR USD + 2.15%)	3.63%	^	06/15/2034	556,117
556,000	IMT Trust, Series 2017-APTS-FFL (1 Month LIBOR USD + 2.85%)	4.33%	^	06/15/2034	556,818
172,097	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	172,447
694,957	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-C1-AM	5.95%	#	02/15/2051	693,798
169,894	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AM	5.47%	#	06/12/2047	169,630
100,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-DSTY-A	3.43%	^	06/10/2027	100,760
150,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-PHH-D (1 Month LIBOR USD + 2.65%)	4.13%	^	08/15/2027	150,186
322,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-B (1 Month LIBOR USD + 1.00%)	2.48%	^	06/15/2032	323,558
243,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-C (1 Month LIBOR USD + 1.25%)	2.73%	^	06/15/2032	244,183
786,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-D (1 Month LIBOR USD + 1.90%)	3.38%	^	06/15/2032	786,299
340,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-C (1 Month LIBOR USD + 1.25%)	2.73%	^	07/15/2034	340,652
320,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-D (1 Month LIBOR USD + 1.95%)	3.43%	^	07/15/2034	320,735
283,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-E (1 Month LIBOR USD + 2.95%)	4.43%	^	07/15/2034	284,195
398,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-F (1 Month LIBOR USD + 3.75%)	5.23%	^	07/15/2034	400,358
412,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX-D	5.10%	#	01/12/2037	418,803
1,266,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	1,268,352
508,073	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11-AM	6.01%	#	06/15/2049	519,214
400,187	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	401,773
543,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FRR1-A707	4.35%	^	01/27/2047	542,679
1,189,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FRR1-B702	4.23%	^	04/27/2044	1,180,318
929,050	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-FL7-C (1 Month LIBOR USD + 2.85%)	4.33%	^	05/15/2028	926,502
1,476,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1-F	4.74%	#^Þ	01/15/2049	1,057,002
883,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-MAR7-D	5.23%	^	06/05/2032	898,432
406,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH-B (1 Month LIBOR USD + 2.15%)	3.63%	^	10/15/2034	407,398
229,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH-C (1 Month LIBOR USD + 2.75%)	4.23%	^	10/15/2034	230,080
6,416,643	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.81%	#I/O	12/15/2049	289,474
1,431,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.01%	#^	10/05/2031	1,412,629
594,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WPT-E (1 Month LIBOR USD + 5.00%)	6.48%	^	10/15/2033	602,284
318,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15-D	5.08%	#^	11/15/2045	312,566
2,109,751	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	1.04%	#I/O	02/15/2047	81,966
1,212,784	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-XA	1.07%	#I/O	08/15/2047	63,948
100,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.46%	#	09/15/2047	102,018
150,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-C	4.45%	#	11/15/2047	149,653
425,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.42%	#	01/15/2048	421,757
6,825,991	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.93%	#I/O	05/15/2048	237,925
5,644,059	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	0.99%	#I/O	08/15/2048	297,827
470,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.62%	#	12/15/2048	486,882
9,223,801	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4-XA	0.84%	#I/O	12/15/2049	540,855
2,532,000	LCCM, Series 2017-LC26-C	4.71%	^	07/12/2050	2,523,569
4,582,592	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.95%	#^I/O	03/10/2049	342,678
18,764,700	LSTAR Commercial Mortgage Trust, Series 2017-5-X	1.23%	#^I/O	03/10/2050	935,841
542,000	Merrill Lynch Mortgage Trust, Series 2007-C1-AM	5.81%	#	06/12/2050	544,042
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.49%	#	10/15/2047	97,630
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	476,447
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.46%	#	02/15/2048	495,775
1,664,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-D	3.07%	^	02/15/2048	1,298,078
180,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21-C	4.16%	#	03/15/2048	176,500
360,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23-C	4.13%	#	07/15/2050	346,064
550,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26-D	3.06%	^	10/15/2048	447,086
274,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.53%	#	12/15/2047	265,451
393,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%)	3.45%	^	11/15/2034	395,167
590,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%)	4.40%	^	11/15/2034	589,942
447,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%)	5.60%	^	11/15/2034	448,859
679,000	Morgan Stanley Capital Trust, Series 2017-CLS-E (1 Month LIBOR USD + 1.95%)	3.20%	^	11/15/2034	680,002
755,000	Morgan Stanley Capital Trust, Series 2017-CLS-F (1 Month LIBOR USD + 2.60%)	3.85%	^	11/15/2034	756,353
73,779	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	73,756
150,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.69%	#^	08/11/2033	151,321
11,477,514	Morgan Stanley Capital, Inc., Series 2016-UB12-XA	0.82%	#I/O	12/15/2049	571,906
1,651,000	Morgan Stanley Capital, Inc., Series 2017-PRME-D (1 Month LIBOR USD + 3.40%)	4.88%	^	02/15/2034	1,658,293
1,157,206	Motel 6 Trust, Series 2017-MTL6-D (1 Month LIBOR USD + 2.15%)	3.63%	^	08/15/2034	1,160,650
648,000	MSCG Trust, Series 2016-SNR-C	5.21%	^	11/15/2034	659,021
907,578	PFP Ltd., Series 2017-4-C (1 Month LIBOR USD + 2.25%)	3.73%	^	07/14/2035	908,754
1,194,000	RAIT Trust, Series 2017-FL7-B (1 Month LIBOR USD + 1.60%)	2.84%	^	06/15/2037	1,194,671
982,000	Resource Capital Ltd., Series 2017-CRE5-B (1 Month LIBOR USD + 2.00%)	3.48%	^	07/15/2034	983,775
2,000,000	RRX Trust, Series 2014-1A-A	0.00%	^P/O	08/26/2044	1,977,620
454,615	Sutherland Commercial Mortgage Loans LLC, Series 2015-SBC4-A	4.00%	^	06/25/2039	452,577
1,283,585	TRU Trust, Series 2016-TOYS-A (1 Month LIBOR USD + 2.25%)	3.73%	^	11/15/2030	1,278,278
571,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6-D	4.34%	#^	04/10/2046	513,963
931,000	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1-D	6.05%	#^	01/10/2045	1,001,815
555,961	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25-F	5.19%	#	05/15/2043	554,857
170,940	Wachovia Bank Commercial Mortgage Trust, Series 2006-C26-AM	6.00%	#	06/15/2045	171,867
160,797	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27-AJ	5.83%	#	07/15/2045	160,463
167,965	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AJ	5.63%	#	10/15/2048	169,060
853,372	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31-AJ	5.66%	#	04/15/2047	865,754
1,608,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	6.01%	#	02/15/2051	1,636,864
212,427	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	6.01%	#	02/15/2051	212,127
500,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-D	3.94%	^	08/15/2050	415,315
200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-C	3.89%		02/15/2048	189,388
400,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-C	4.13%	#	05/15/2048	390,343
10,749,301	Wells Fargo Commercial Mortgage Trust, Series 2015-C30-XA	0.96%	#I/O	09/15/2058	601,843
540,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.61%	#	11/15/2048	549,597
5,895,704	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.09%	#I/O	11/15/2048	373,664
2,686,164	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1-XA	1.18%	#I/O	05/15/2048	152,958
8,833,442	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.77%	#I/O	07/15/2058	339,258
411,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-C	4.60%	#	12/15/2048	424,639
2,751,219	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-XA	1.80%	#I/O	03/15/2059	277,764
15,700,141	Wells Fargo Commercial Mortgage Trust, Series 2017-C38-XA	1.09%	#I/O	07/15/2050	1,205,724
3,139,699	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-XA	1.57%	#I/O	01/15/2060	317,715
569,000	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP-C (1 Month LIBOR USD + 1.20%)	2.68%	^	12/15/2022	570,554
342,000	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP-D (1 Month LIBOR USD + 0.00%)	3.13%	^	12/15/2022	342,921
1,063,000	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP-E (1 Month LIBOR USD + 0.00%)	3.73%	^	12/15/2022	1,066,025
1,192,000	WF-RBS Commercial Mortgage Trust, Series 2012-C6-D	5.58%	#^	04/15/2045	1,178,304
1,066,647	WF-RBS Commercial Mortgage Trust, Series 2012-C9-D	4.79%	#^	11/15/2045	1,029,375
4,086,579	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.13%	#I/O	08/15/2047	208,216
5,021,810	WF-RBS Commercial Mortgage Trust, Series 2016-NXS6-XA	1.65%	#I/O	11/15/2049	484,052

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $98,976,455)					97,629,871

Non-Agency Residential Collateralized Mortgage Obligations - 22.0%
5,166,981	ACE Securities Corporation Home Equity Loan Trust Series, Series 2007-HE1-A2A (1 Month LIBOR USD + 0.09%)	1.64%		01/25/2037	3,784,941
3,860,468	Ajax Mortgage Loan Trust, Series 2016-1-A	4.25%	#^ß	07/25/2047	3,834,632
3,447,231	Ajax Mortgage Loan Trust, Series 2016-C-A	4.00%	#^ß	10/25/2057	3,479,826
6,947,925	Ajax Mortgage Loan Trust, Series 2017-C-A	3.75%	^ß	07/25/2060	6,939,366
8,143,904	APS Resecuritization Trust, Series 2015-3-1MZ (12 Month US Treasury Average + 0.96%)	1.90%	^	10/27/2046	5,933,925
750,000	Banc of America Funding Corporation, Series 2005-B-3M1 (1 Month LIBOR USD + 0.45%)	1.95%		04/20/2035	697,923
1,659,209	Bear Stearns Alt-A Trust, Series 2006-4-22A1	3.69%	#	08/25/2036	1,493,861
3,414,408	Bear Stearns ARM Trust, Series 2006-2-2A1	3.65%	#	07/25/2036	3,408,581
3,204,084	Chase Mortgage Finance Trust Series, Series 2007-S4-A4 (1 Month LIBOR USD + 0.60%)	2.15%		06/25/2037	1,909,145
9,532,543	CHL Mortgage Pass-Through Trust, Series 2007-14-A19	6.00%		09/25/2037	8,742,692
8,775,812	CHL Mortgage Pass-Through Trust, Series 2007-9-A1	5.75%		07/25/2037	8,126,591
7,817,156	CHL Mortgage Pass-Through Trust, Series 2007-9-A13	5.75%		07/25/2037	7,257,048
13,420,000	CIM Trust, Series 2017-3RR-B2	16.78%	#^	01/27/2057	14,962,604
4,153,831	Citigroup Mortgage Loan Trust, Inc., Series 2006-AMC1-A1 (1 Month LIBOR USD + 0.15%)	1.70%	^	09/25/2036	4,013,301
7,880,601	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR6-2A3 (1 Month LIBOR USD + 0.25%)	1.80%		09/25/2036	7,608,722
10,616,876	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A1	6.00%		05/25/2037	10,027,944
1,723,762	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	1,609,814
631,604	Countrywide Alternative Loan Trust, Series 2005-75CB-A3	5.50%		01/25/2036	566,873
801,698	Countrywide Alternative Loan Trust, Series 2006-23CB-2A2	6.50%		08/25/2036	544,683
581,679	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	529,164
797,802	Countrywide Alternative Loan Trust, Series 2008-1R-2A3	6.00%		08/25/2037	646,472
707,412	Countrywide Home Loans, Series 2005-HYB9-3A2A (12 Month LIBOR USD + 1.75%)	3.46%		02/20/2036	630,368
486,778	Countrywide Home Loans, Series 2007-14-A15	6.50%		09/25/2037	456,460
1,140,228	Countrywide Home Loans, Series 2007-HY1-1A1	3.55%	#	04/25/2037	1,124,134
438,059	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-2-A5A	6.08%	#ß	09/25/2036	273,991
866,436	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-6A9	5.50%		11/25/2035	738,458
437,620	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	394,409
1,500,000	Credit Suisse Mortgage Capital Certificates, Series 2011-12R-3A5	3.42%	#^Þ	07/27/2036	1,459,354
388,544	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	3.48%	#^	11/27/2037	392,575
5,040,087	Credit Suisse Mortgage Trust, Series 2017-1A-A	4.50%	^	03/25/2021	5,093,021
3,627,498	Credit Suisse Mortgage Trust, Series 2017-6R1-A1	2.90%	#^	03/06/2047	3,682,746
1,769,434	CSMC Mortgage Securities Trust, Series 2017-3R-1A1	3.24%	#^	02/27/2047	1,792,472
3,173,859	CSMC Trust, Series 2015-RPL3-A1	3.75%	#^ß	12/25/2056	3,198,805
8,000,000	CSMC Trust, Series 2017-12R-A1	3.02%	#^	10/25/2046	8,000,000
229,573	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	7.15%	#^Þ	07/27/2037	197,964
493,765	Deutsche Securities, Inc., Series 2006-AB4-A1A	6.01%	#	10/25/2036	467,904
1,117,870	Impac Secured Assets Trust, Series 2006-5-1A1C (1 Month LIBOR USD + 0.27%)	1.82%		02/25/2037	948,127
3,049,815	IndyMac Mortgage Loan Trust, Series 2004-AR4-3A	3.58%	#	08/25/2034	3,031,322
2,649,247	IndyMac Mortgage Loan Trust, Series 2006-AR19-2A1	3.50%	#	08/25/2036	2,395,525
16,860,234	IndyMac Mortgage Loan Trust, Series 2007-FLX6-1A1 (1 Month LIBOR USD + 0.25%)	1.58%		09/25/2037	16,246,600
709,215	JP Morgan Mortgage Trust, Series 2005-S3-1A2	5.75%		01/25/2036	609,594
1,127,741	JP Morgan Mortgage Trust, Series 2007-A2-4A1M	3.49%	#	04/25/2037	1,068,683
214,047	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	194,342
234,918	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	3.70%	#	04/25/2036	218,127
430,356	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A7	6.00%		03/25/2037	347,645
955,610	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	786,922
198,431	Morgan Stanley Mortgage Loan Trust, Series 2005-7-4A1	5.50%		11/25/2035	184,889
148,064	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A4	5.75%		02/25/2036	148,287
519,822	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.44%	#	02/25/2036	460,386
716,850	Morgan Stanley Mortgage Loan Trust, Series 2007-8XS-A1	5.75%	#	04/25/2037	526,260
10,918,389	Morgan Stanley Resecuritization Trust, Series 2013-R7-8B (12 Month US Treasury Average + 0.96%)	1.90%	^	12/26/2046	8,651,341
2,500,000	Nationstar HECM Loan Trust, Series 2016-2A-M1	3.60%	#^	06/25/2026	2,517,533
5,521,000	New Century Home Equity Loan Trust, Series 2006-1-A2B (1 Month LIBOR USD + 0.18%)	1.73%		05/25/2036	5,177,856
6,810,665	Pretium Mortgage Credit Partners LLC, Series 2017-NPL2-A1	3.25%	#^ß	03/28/2057	6,833,330
3,320,932	PRPM LLC, Series 2017-1A-A1	4.25%	#^ß	01/25/2022	3,325,260
335,313	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	304,119
711,750	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	671,845
2,343,938	Residential Asset Securitization Trust, Series 2005-A15-5A2	5.75%		02/25/2036	1,830,000
476,382	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	359,741
7,800,226	RFMSI Trust, Series 2006-S8-A10	6.00%		09/25/2036	7,384,254
7,607,082	Soundview Home Loan Trust, Series 2007-OPT1-2A2 (1 Month LIBOR USD + 0.15%)	1.70%		06/25/2037	5,669,773
4,074,903	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	3.73%	#	12/25/2035	3,922,660
14,039,955	TBW Mortgage Backed Pass Through, Series 2006-3-4A1 (1 Month LIBOR USD + 0.40%)	1.95%		07/25/2036	2,399,871
14,040,046	TBW Mortgage Backed Pass Through, Series 2006-3-4A3 (1 Month LIBOR USD + 7.10%)	5.55%	I/F I/O	07/25/2036	4,037,506
2,368,240	Towd Point Mortgage Trust, Series 2015-2-1A13	2.50%	#^	11/25/2060	2,354,027
3,422,523	Verus Securitization, Series 2017-1A-A3	3.72%	#^ß	01/25/2047	3,478,767
2,282,942	VOLT LLC, Series 2017-NPL1-A1	3.50%	#^ß	02/25/2047	2,291,760
5,410,888	VOLT LLC, Series 2017-NPL7-A1	3.25%	^ß	04/25/2059	5,433,699
10,532,075	VOLT LLC, Series 2017-NPL8-A1	3.13%	^ß	06/25/2047	10,562,462
1,206,770	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-2-4CB	6.00%		03/25/2036	1,169,326
935,207	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	911,238
188,071	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A15	5.75%		03/25/2037	186,336
104,948	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3-1A4	6.00%		04/25/2037	105,076
1,870,589	WinWater Mortgage Loan Trust, Series 2016-1-2A3	3.00%	#^	12/20/2030	1,863,647

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $233,123,904)					232,628,905

US Corporate Bonds - 5.0%
640,000	Air Medical Merger Sub Corporation	6.38%	^	05/15/2023	617,600
605,000	AK Steel Corporation	6.38%		10/15/2025	601,975
550,000	Albertson’s Holdings LLC	5.75%		03/15/2025	499,125
505,000	Alliant Holdings Intermediate LLC	8.25%	^	08/01/2023	531,512
550,000	Altice US Finance Corporation	5.38%	^	07/15/2023	565,125
570,000	AMC Merger, Inc.	8.00%	^	05/15/2025	550,050
725,000	American Axle & Manufacturing, Inc.	6.63%		10/15/2022	753,094
535,000	Argos Merger Sub, Inc.	7.13%	^	03/15/2023	319,662
585,000	Ashland, Inc.	4.75%		08/15/2022	609,862
350,000	Ashton Woods USA LLC	6.75%	^	08/01/2025	351,312
825,000	AssuredPartners, Inc.	7.00%	^	08/15/2025	822,937
315,000	Avantor, Inc.	6.00%	^	10/01/2024	314,606
280,000	Avantor, Inc.	9.00%	^	10/01/2025	276,500
560,000	B&G Foods, Inc.	5.25%		04/01/2025	571,004
595,000	Beacon Escrow Corporation	4.88%	^	11/01/2025	600,206
540,000	BlueLine Rental Finance Corporation	9.25%	^	03/15/2024	577,800
365,000	Brand Energy & Infrastructure Services, Inc.	8.50%	^	07/15/2025	384,162
380,000	BWAY Holding Company	5.50%	^	04/15/2024	396,150
265,000	Calpine Corporation	5.75%		01/15/2025	252,744
280,000	CB Escrow Corporation	8.00%	^	10/15/2025	285,600
445,000	CCO Holdings LLC	5.00%	^	02/01/2028	434,987
480,000	Cengage Learning, Inc.	9.50%	^	06/15/2024	436,800
540,000	Centene Corporation	4.75%		01/15/2025	550,800
345,000	Cheniere Corpus Christi Holdings LLC	5.13%		06/30/2027	357,730
280,000	Cheniere Energy Partners LP	5.25%	^	10/01/2025	285,600
375,000	Churchill Downs, Inc.	4.75%	^	01/15/2028	374,419
295,000	Cincinnati Bell, Inc.	7.00%	^	07/15/2024	293,525
405,000	CommScope, Inc.	5.00%	^	06/15/2021	414,112
285,000	Constellation Merger Sub, Inc.	8.50%	^	09/15/2025	279,300
605,000	CRC Issuer LLC	5.25%	^	10/15/2025	612,744
275,000	Dana Financing Ltd.	5.75%	^	04/15/2025	290,469
145,000	DJO Finance, LLC	8.13%	^	06/15/2021	136,300
555,000	Eldorado Resorts, Inc.	6.00%		04/01/2025	582,750
620,000	Embarq Corporation	8.00%		06/01/2036	606,050
795,000	Ensemble S Merger Sub, Inc.	9.00%	^	09/30/2023	844,687
185,000	Envision Healthcare Corporation	6.25%	^	12/01/2024	191,475
70,000	EP Energy LLC	9.38%		05/01/2020	59,500
521,000	ESH Hospitality, Inc.	5.25%	^	05/01/2025	527,512
295,000	Exterran Energy Solutions LP	8.13%	^	05/01/2025	317,862
410,000	First Data Corporation	7.00%	^	12/01/2023	434,600
415,000	First Data Corporation	5.75%	^	01/15/2024	432,534
410,000	Flex Acquisition Company, Inc.	6.88%	^	01/15/2025	425,365
145,000	Foresight Energy LLC	11.50%	^	04/01/2023	119,262
290,000	Frontier Communications Corporation	8.50%		04/15/2020	241,425
465,000	FTS International, Inc. (3 Month LIBOR USD + 7.50%)	9.09%	^	06/15/2020	474,300
302,000	FTS International, Inc.	6.25%		05/01/2022	293,695
400,000	Gannett Company, Inc.	4.88%	^	09/15/2021	408,880
530,000	Gates Global LLC	6.00%	^	07/15/2022	544,575
595,000	Genesys Telecommunications Laboratories, Inc.	10.00%	^	11/30/2024	651,525
280,000	GLP Capital LP	5.38%		04/15/2026	301,000
430,000	Golden Nugget, Inc.	6.75%	^	10/15/2024	438,600
240,000	Gray Television, Inc.	5.13%	^	10/15/2024	240,000
365,000	GTT Communications, Inc.	7.88%	^	12/31/2024	385,987
630,000	Hexion, Inc.	10.38%	^	02/01/2022	589,444
820,000	Hilton Domestic Operating Company, Inc.	4.25%		09/01/2024	830,250
430,000	Icahn Enterprises Finance Corporation	6.25%		02/01/2022	440,750
445,000	Icahn Enterprises Finance Corporation	6.38%	^	12/15/2025	446,157
545,000	Informatica LLC	7.13%	^	07/15/2023	559,987
230,000	inVentiv Group Holdings, Inc.	7.50%	^	10/01/2024	249,550
15,000	JBS USA Finance, Inc.	7.25%	^	06/01/2021	15,319
530,000	JBS USA Finance, Inc.	7.25%	^	06/01/2021	541,262
295,000	Jeld-Wen, Inc.	4.63%	^	12/15/2025	297,950
305,000	KAR Auction Services, Inc.	5.13%	^	06/01/2025	313,387
180,000	Kratos Defense & Security Solutions, Inc.	6.50%	^	11/30/2025	187,425
300,000	Level 3 Communications, Inc.	5.75%		12/01/2022	301,965
595,000	Level 3 Financing, Inc.	5.38%		01/15/2024	595,744
505,000	LTF Merger Sub, Inc.	8.50%	^	06/15/2023	537,194
560,000	Match Group, Inc.	5.00%	^	12/15/2027	569,800
575,000	Matthews International Corporation	5.25%	^	12/01/2025	582,187
555,000	MGM Growth Properties LP	4.50%	^	01/15/2028	545,287
780,000	MPH Acquisition Holdings LLC	7.13%	^	06/01/2024	832,650
605,000	MPT Operating Partnership LP	5.00%		10/15/2027	617,856
425,000	Nationstar Capital Corporation	6.50%		07/01/2021	432,172
535,000	Navient Corporation	6.50%		06/15/2022	561,884
235,000	NCL Corporation Ltd.	4.75%	^	12/15/2021	243,813
235,000	Netflix, Inc.	4.88%	^	04/15/2028	230,594
335,000	Nexstar Escrow Corporation	5.63%	^	08/01/2024	346,725
605,000	NextEra Energy Operating Partners LP	4.50%	^	09/15/2027	603,488
570,000	NFP Corporation	6.88%	^	07/15/2025	575,700
290,000	NGL Energy Finance Corporation	7.50%		11/01/2023	301,600
535,000	NGL Energy Finance Corporation	6.13%		03/01/2025	524,300
235,000	OPE KAG Finance Sub, Inc.	7.88%	^	07/31/2023	244,400
130,000	Par Petroleum Finance Corporation	7.75%	^	12/15/2025	130,163
550,000	Peabody Securities Finance Corporation	6.00%	^	03/31/2022	572,688
125,000	PetSmart, Inc.	5.88%	^	06/01/2025	96,563
565,000	Pilgrim’s Pride Corporation	5.75%	^	03/15/2025	583,363
810,000	Pinnacle Entertainment, Inc.	5.63%		05/01/2024	870,750
280,000	Plastipak Holdings, Inc.	6.25%	^	10/15/2025	289,100
285,000	Platform Specialty Products Corporation	5.88%	^	12/01/2025	283,219
285,000	Polaris Intermediate Corporation (PIK 9.00%)	8.50%	#^	12/01/2022	296,400
545,000	Post Holdings, Inc.	5.50%	^	03/01/2025	565,438
500,000	Prime Security Services Borrower LLC	9.25%	^	05/15/2023	556,250
285,000	QEP Resources, Inc.	5.25%		05/01/2023	289,805
285,000	QEP Resources, Inc.	5.63%		03/01/2026	289,988
290,000	Radiate Finance, Inc.	6.63%	^	02/15/2025	274,775
200,000	RegionalCare Hospital Partners Holdings, Inc.	8.25%	^	05/01/2023	212,000
440,000	Riverbed Technology, Inc.	8.88%	^	03/01/2023	416,900
340,000	Sanchez Energy Corporation	6.13%		01/15/2023	289,850
540,000	Select Medical Corporation	6.38%		06/01/2021	556,200
394,000	Sirius XM Radio, Inc.	5.38%	^	07/15/2026	409,268
550,000	Six Flags Entertainment Corporation	4.88%	^	07/31/2024	559,625
370,000	Solera Finance, Inc.	10.50%	^	03/01/2024	418,093
290,000	SRC Energy, Inc.	6.25%	^	12/01/2025	297,975
575,000	Starwood Property Trust, Inc.	4.75%	^	03/15/2025	572,125
290,000	Surgery Center Holdings, Inc.	6.75%	^	07/01/2025	275,500
345,000	Tapstone Energy Finance Corporation	9.75%	^	06/01/2022	297,131
450,000	Team Health Holdings, Inc.	6.38%	^	02/01/2025	403,875
555,000	Tempo Acquisition Finance Corporation	6.75%	^	06/01/2025	566,100
145,000	Tenet Healthcare Corporation	8.13%		04/01/2022	148,081
125,000	THC Escrow Corporation	7.00%	^	08/01/2025	117,969
555,000	TransDigm, Inc.	6.38%		06/15/2026	564,019
193,500	Transocean Proteus Ltd.	6.25%	^	12/01/2024	203,659
231,000	TreeHouse Foods, Inc.	6.00%	^	02/15/2024	241,395
285,000	Trident Merger Sub, Inc.	6.63%	^	11/01/2025	285,000
400,000	Triumph Group, Inc.	7.75%	^	08/15/2025	425,500
435,000	Universal Hospital Services, Inc.	7.63%		08/15/2020	437,175
210,000	Valeant Pharmaceuticals International, Inc.	7.00%	^	03/15/2024	225,225
140,000	Valeant Pharmaceuticals International, Inc.	5.50%	^	11/01/2025	143,150
550,000	Viking Cruises Ltd.	5.88%	^	09/15/2027	561,000
250,000	Vine Oil & Gas Finance Corporation	8.75%	^	04/15/2023	243,125
515,000	Vizient, Inc.	10.38%	^	03/01/2024	580,663
320,000	WellCare Health Plans, Inc.	5.25%		04/01/2025	338,400
300,000	West Street Merger Sub, Inc.	6.38%	^	09/01/2025	302,250
570,000	Whiting Petroleum Corporation	5.00%		03/15/2019	585,248
290,000	Whiting Petroleum Corporation	6.63%	^	01/15/2026	296,163
500,000	WMG Acquisition Corporation	6.75%	^	04/15/2022	523,750

Total US Corporate Bonds (Cost $52,371,232)					52,583,152

US Government and Agency Mortgage Backed Obligations - 0.4%
383,822	Federal Home Loan Mortgage Corporation, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%)	6.42%	^	07/25/2023	387,698
3,610,016	Federal Home Loan Mortgage Corporation, Series 3926-HS (1 Month LIBOR USD + 6.45%)	4.97%	I/F I/O	09/15/2041	507,410
621,173	Federal Home Loan Mortgage Corporation, Series 4390-NY	3.00%		06/15/2040	629,622
732,993	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	733,419
6,444,547	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.31%	#I/O	03/25/2023	354,744
1,224,546	Federal National Mortgage Association, Series 2015-59-A	3.00%		06/25/2041	1,235,617

Total US Government and Agency Mortgage Backed Obligations (Cost $3,921,190)					3,848,510

US Government and Agency Obligations - 4.3%
45,345,042	United States Treasury Inflation Indexed Bonds	0.13%		04/15/2021	45,185,310

Total US Government and Agency Obligations (Cost $45,634,845)					45,185,310

Affiliated Mutual Funds - 3.5%
3,541,853	DoubleLine Global Bond Fund (Class I)				37,260,294

Total Affiliated Mutual Funds (Cost $35,950,000)					37,260,294

Exchange Traded Funds and Common Stocks - 0.0%
1,224	Energy Gulf Coast, Inc.*				7,028
2,784	Frontera Energy Corporation*				87,712
756	SandRidge Energy, Inc.*				15,929

Total Exchange Traded Funds and Common Stocks (Cost $627,721)					110,669

Warrants - 0.0%
466	Energy Gulf Coast, Inc., Expiration 12/30/2021, Strike Price $43.66*				14

Total Warrants (Cost $9,918)					14

Short Term Investments - 11.2%
39,488,621	BlackRock Liquidity Funds FedFund - Institutional Shares	1.16%	t		39,488,621
39,488,621	Fidelity Institutional Money Market Government Portfolio - Class I	1.14%	t		39,488,621
39,488,620	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.20%	t		39,488,620

Total Short Term Investments (Cost $118,465,862)					118,465,862

Total Investments - 102.2% (Cost $1,080,290,620)					1,082,672,363
Liabilities in Excess of Other Assets - (2.2)%					(23,315,293)

NET ASSETS - 100.0%					$1,059,357,070

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2017, the value of these securities amounted to $452,323,002 or 42.7% of net assets.

#	Variable rate security. Coupon is based on weighted average coupon of underlying collateral. Rate disclosed as of December 31, 2017.

†	Perpetual Maturity

I/O	Interest only security

P/O	Principal only security

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

&	Unfunded or partially unfunded loan commitment. At December 31, 2017, the value of these securities amounted to $113,171 or 0.0% of net assets.

PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

*	Non-income producing security

t	Seven-day yield as of December 31, 2017

ß	Step coupon bond. The interest rate shown is the rate in effect as of December 31, 2017.

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

¥	Illiquid security

Þ	Value was determined using significant unobservable inputs.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	22.0%
Collateralized Loan Obligations	17.5%
Foreign Corporate Bonds	12.4%
Short Term Investments	11.2%
Bank Loans	9.3%
Non-Agency Commercial Mortgage Backed Obligations	9.2%
US Corporate Bonds	5.0%
US Government and Agency Obligations	4.3%
Asset Backed Obligations	4.1%
Affiliated Mutual Funds	3.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	3.3%
US Government and Agency Mortgage Backed Obligations	0.4%
Exchange Traded Funds and Common Stocks	0.0%	~
Warrants	0.0%	~
Other Assets and Liabilities	(2.2)%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	22.0%
Collateralized Loan Obligations	17.5%
Short Term Investments	11.2%
Non-Agency Commercial Mortgage Backed Obligations	9.2%
Banking	4.5%
US Government and Agency Obligations	4.3%
Asset Backed Obligations	4.1%
Energy	3.5%
Affiliated Mutual Funds	3.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	3.3%
Telecommunications	1.8%
Healthcare	1.8%
Electronics/Electric	1.5%
Business Equipment and Services	1.3%
Hotels/Motels/Inns and Casinos	1.3%
Transportation	1.1%
Media	1.1%
Leisure	0.9%
Containers and Glass Products	0.7%
Utilities	0.7%
Industrial Equipment	0.7%
Finance	0.6%
Technology	0.5%
Insurance	0.5%
Chemicals/Plastics	0.5%
US Government and Agency Mortgage Backed Obligations	0.4%
Food Products	0.4%
Conglomerates	0.3%
Aerospace & Defense	0.3%
Consumer Products	0.3%
Pulp & Paper	0.3%
Real Estate	0.3%
Commercial Services	0.3%
Automotive	0.2%
Retailers (other than Food/Drug)	0.2%
Food Service	0.2%
Construction	0.2%
Mining	0.2%
Food/Drug Retailers	0.2%
Pharmaceuticals	0.1%
Financial Intermediaries	0.1%
Cosmetics/Toiletries	0.1%
Building and Development (including Steel/Metals)	0.0%	~
Chemical Products	0.0%	~
Other Assets and Liabilities	(2.2)%

	100.0%

~	Represents less than 0.05% of net assets

A summary of the DoubleLine Flexible Income Fund’s investments in affiliated mutual funds for the period ended December 31, 2017 is as follows:

Fund	Value at March 31, 2017	Gross Purchases	Gross Sales	Shares Held at December 31, 2017	Value at December 31, 2017	Change in Unrealized for the Period Ended December 31, 2017	Dividend Income Earned in the Period Ended December 31, 2017	Net Realized Gain (Loss) in the Period Ended December 31, 2017
DoubleLine Global Bond Fund	$27,517,456	$8,400,000	$-	3,541,853	$37,260,294	$1,342,838	$434,618	$-

DoubleLine Low Duration Emerging Markets Fixed Income Fund

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 76.4%
Brazil - 0.0%
600,000	OAS Investments GMBH	8.25%	Ω	10/19/2019	31,500

					31,500

Chile - 8.3%
4,800,000	Banco del Estado de Chile	3.88%		02/08/2022	5,011,672
600,000	Banco Santander	3.88%		09/20/2022	625,508
600,000	Celulosa Arauco y Constitucion S.A.	4.75%		01/11/2022	636,237
1,400,000	Corpbanca S.A.	3.88%		09/22/2019	1,429,078
2,245,000	ECL S.A.	5.63%		01/15/2021	2,430,986
1,772,527	Guanay Finance Ltd.	6.00%		12/15/2020	1,829,337
2,220,000	Inversiones CMPC S.A.	4.50%		04/25/2022	2,332,030
400,000	SACI Falabella	3.75%		04/30/2023	410,573
2,120,000	Telefonica Chile S.A.	3.88%		10/12/2022	2,190,174

					16,895,595

China - 9.8%
1,500,000	Alibaba Group Holding Ltd.	2.50%		11/28/2019	1,504,600
300,000	Alibaba Group Holding Ltd.	3.13%		11/28/2021	304,042
3,500,000	CNOOC Finance Ltd.	2.63%		05/05/2020	3,492,736
1,080,000	CNOOC Finance Ltd.	3.88%		05/02/2022	1,114,573
3,000,000	CNPC General Capital Ltd.	2.75%		05/14/2019	3,007,380
2,200,000	CNPC General Capital Ltd.	3.95%		04/19/2022	2,284,853
1,020,000	Sinopec Group Overseas Development Ltd.	2.13%		05/03/2019	1,013,592
2,426,000	Sinopec Group Overseas Development Ltd.	2.50%		04/28/2020	2,413,939
900,000	Sinopec Group Overseas Development Ltd.	2.00%	^	09/29/2021	872,837
200,000	Sinopec Group Overseas Development Ltd.	2.00%		09/29/2021	193,964
200,000	Sinopec Group Overseas Development Ltd.	3.00%	^	04/12/2022	199,788
3,600,000	Tencent Holdings Ltd.	2.88%		02/11/2020	3,621,886

					20,024,190

Colombia - 3.2%
400,000	Empresa de Energia de Bogota S.A.	6.13%		11/10/2021	408,500
2,400,000	Empresas Publicas de Medellin E.S.P.	7.63%		07/29/2019	2,586,000
3,500,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	3,598,000

					6,592,500

Costa Rica - 0.9%
1,200,000	Banco de Costa Rica	5.25%		08/12/2018	1,204,500
720,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	725,638

					1,930,138

Guatemala - 0.8%
1,500,000	Agromercantil Senior Trust	6.25%		04/10/2019	1,547,625

					1,547,625

Hong Kong - 2.4%
2,600,000	CK Hutchison International Ltd.	2.88%	^	04/05/2022	2,592,336
2,300,000	CK Hutchison International Ltd.	2.88%		04/05/2022	2,293,221

					4,885,557

India - 14.5%
4,200,000	Adani Ports & Special Economic Zone Ltd.	3.50%		07/29/2020	4,249,417
3,270,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	3,459,333
1,800,000	Bharti Airtel Ltd.	5.13%		03/11/2023	1,911,040
200,000	Export-Import Bank of India	2.75%		04/01/2020	199,983
1,500,000	Export-Import Bank of India	3.13%		07/20/2021	1,509,657
1,400,000	Export-Import Bank of India (3 Month LIBOR USD + 1.00%)	2.44%		08/21/2022	1,407,399
3,360,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	3,653,150
2,760,000	Oil India Ltd.	3.88%		04/17/2019	2,798,938
3,000,000	ONGC Videsh Ltd.	3.25%		07/15/2019	3,019,950
2,020,000	ONGC Videsh Ltd.	2.88%		01/27/2022	1,998,776
3,600,000	Reliance Holdings, Inc.	4.50%		10/19/2020	3,766,068
1,250,000	Reliance Holdings, Inc.	5.40%		02/14/2022	1,358,752
400,000	UPL Corporation	3.25%		10/13/2021	399,368

					29,731,831

Israel - 2.7%
2,976,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	2,988,142
2,400,000	Israel Electric Corporation Ltd.	5.63%		06/21/2018	2,436,000

					5,424,142

Jamaica - 0.4%
900,000	Digicel Ltd.	8.25%		09/30/2020	887,670

					887,670

Malaysia - 6.1%
4,300,000	Axiata SPV2 BHD	3.47%		11/19/2020	4,356,468
900,000	IOI Investment BHD	4.38%		06/27/2022	929,428
2,500,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	2,557,785
4,720,000	Petronas Global Sukuk Ltd.	2.71%		03/18/2020	4,731,007

					12,574,688

Mexico - 7.9%
500,000	America Movil S.A.B. de C.V.	5.00%		03/30/2020	527,484
3,900,000	America Movil SAB de C.V.	3.13%		07/16/2022	3,953,272
4,600,000	Banco Santander (5 Year CMT Rate + 4.58%)	5.95%		01/30/2024	4,801,250
500,000	Coca-Cola Femsa S.A.B. de C.V.	4.63%		02/15/2020	524,222
2,700,000	Comision Federal de Electricidad	4.88%		05/26/2021	2,866,725
2,500,000	Grupo Bimbo S.A.B. de C.V.	4.88%		06/30/2020	2,633,003
900,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	850,500

					16,156,456

Panama - 4.6%
2,000,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%		05/07/2020	2,027,500
3,377,640	ENA Norte Trust	4.95%		04/25/2023	3,525,411
600,000	Global Bank Corporation	5.13%		10/30/2019	621,720
2,200,000	Panama Metro Line SP	0.00%	^	12/05/2022	2,024,000
1,400,000	SPC Panama Metro Line	0.00%		12/05/2022	1,288,000

					9,486,631

Peru - 4.5%
3,000,000	Banco de Credito del Peru	5.38%		09/16/2020	3,202,500
3,600,000	Banco International del Peru S.A.A.	5.75%		10/07/2020	3,879,000
1,500,000	Fondo Mivivienda S.A.	3.38%		04/02/2019	1,516,875
220,927	Interoceanica Finance Ltd.	0.00%		11/30/2018	217,061
454,116	Peru Enhanced Pass-Through Finance Ltd.	0.00%		05/31/2018	450,710

					9,266,146

Philippines - 1.4%
1,875,000	BDO Unibank, Inc.	2.63%		10/24/2021	1,859,842
1,050,000	BDO Unibank, Inc.	2.95%		03/06/2023	1,033,369

					2,893,211

Singapore - 8.9%
500,000	DBS Group Holdings Ltd. (3 Month LIBOR USD + 0.62%)	1.99%	^	07/25/2022	503,004
4,700,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	4,690,755
4,500,000	Oversea-Chinese Banking Corporation (5 Year Swap Rate USD + 2.20%)	4.00%		10/15/2024	4,583,836
2,300,000	PSA International Ltd.	4.63%		09/11/2019	2,384,205
100,000	PSA International Ltd.	3.88%		02/11/2021	103,963
1,000,000	Temasek Financial Ltd.	2.38%		01/23/2023	989,262
2,400,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.00%)	3.75%		09/19/2024	2,437,332
2,400,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	2,419,512
200,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.65%)	2.88%		03/08/2027	196,291

					18,308,160

Total Foreign Corporate Bonds (Cost $156,845,715)					156,636,040

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 22.4%
Chile - 3.9%
6,800,000	Chile Government International Bond	2.25%		10/30/2022	6,725,200
1,240,000	Chile International Government Bond	3.25%		09/14/2021	1,277,510

					8,002,710

Costa Rica - 0.8%
1,380,000	Costa Rica Government International Bond	10.00%		08/01/2020	1,590,450

					1,590,450

Dominican Republic - 1.8%
898,974	Dominican Republic International Bond	9.04%		01/23/2018	907,793
2,600,000	Dominican Republic International Bond	7.50%		05/06/2021	2,843,750

					3,751,543

Indonesia - 3.6%
660,000	Indonesia Government International Bond	6.13%		03/15/2019	691,951
3,000,000	Indonesia Government International Bond	4.88%		05/05/2021	3,205,137
3,360,000	Indonesia Government International Bond	3.70%		01/08/2022	3,456,657

					7,353,745

Israel - 1.8%
3,500,000	Israel Government International Bond	4.00%		06/30/2022	3,718,015

					3,718,015

Malaysia - 1.4%
2,625,000	Wakala Global Sukuk BHD	4.65%		07/06/2021	2,805,600

					2,805,600

Mexico - 2.0%
3,900,000	Mexico Government International Bond	3.63%		03/15/2022	4,061,850

					4,061,850

Panama - 1.3%
2,500,000	Panama Government International Bond	5.20%		01/30/2020	2,641,250

					2,641,250

Philippines - 3.6%
7,000,000	Philippine Government International Bond	4.00%		01/15/2021	7,359,254

					7,359,254

Poland - 2.2%
4,200,000	Republic of Poland Government International Bond	5.13%		04/21/2021	4,551,288

					4,551,288

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $45,795,425)					45,835,705

Short Term Investments - 0.0%
18,005	BlackRock Liquidity Funds FedFund - Institutional Shares	1.16%	t		18,005
18,006	Fidelity Institutional Money Market Government Portfolio - Class I	1.14%	t		18,006
18,005	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.20%	t		18,005

Total Short Term Investments (Cost $54,016)					54,016

Exchange Traded Funds and Common Stocks - 0.2%
12,734	Frontera Energy Corporation*				401,171

Total Exchange Traded Funds and Common Stocks (Cost $2,337,448)					401,171

Total Investments - 99.0% (Cost $205,032,604)					202,926,932
Other Assets in Excess of Liabilities - 1.0%					2,044,149

NET ASSETS - 100.0%					$204,971,081

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2017, the value of these securities amounted to $9,180,107 or 4.5% of net assets.

t	Seven-day yield as of December 31, 2017

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

†	Perpetual Maturity

*	Non-income producing security

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Corporate Bonds	76.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	22.4%
Exchange Traded Funds and Common Stocks	0.2%
Short Term Investments	0.0%	~
Other Assets and Liabilities	1.0%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Banking	24.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	22.4%
Energy	20.9%
Transportation	9.6%
Telecommunications	6.7%
Utilities	5.2%
Conglomerates	2.4%
Media	1.8%
Consumer Products	1.7%
Pulp & Paper	1.4%
Technology	0.9%
Finance	0.5%
Chemical Products	0.4%
Containers and Glass Products	0.3%
Retailers (other than Food/Drug)	0.2%
Chemicals/Plastics	0.2%
Short Term Investments	0.0%	~
Construction	0.0%	~
Other Assets and Liabilities	1.0%

	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

India	14.5%
Chile	12.2%
Mexico	9.9%
China	9.8%
Singapore	8.9%
Malaysia	7.5%
Panama	5.9%
Philippines	5.0%
Peru	4.5%
Israel	4.5%
Indonesia	3.6%
Colombia	3.4%
Hong Kong	2.4%
Poland	2.2%
Dominican Republic	1.8%
Costa Rica	1.7%
Guatemala	0.8%
Jamaica	0.4%
United States	0.0%	~
Brazil	0.0%	~
Other Assets and Liabilities	1.0%

	100.0%

~	Represents less than 0.05% of net assets

DoubleLine Long Duration Total Return Bond Fund

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
US Government and Agency Mortgage Backed Obligations - 76.3%
1,696,712	Federal Home Loan Mortgage Corporation, Series 4057-ZB	3.50%		06/15/2042	1,710,737
1,696,712	Federal Home Loan Mortgage Corporation, Series 4057-ZC	3.50%		06/15/2042	1,714,218
1,150,073	Federal Home Loan Mortgage Corporation, Series 4194-ZL	3.00%		04/15/2043	1,095,601
2,571,039	Federal Home Loan Mortgage Corporation, Series 4204-QZ	3.00%		05/15/2043	2,389,722
1,760,589	Federal Home Loan Mortgage Corporation, Series 4206-LZ	3.50%		05/15/2043	1,768,084
648,213	Federal Home Loan Mortgage Corporation, Series 4210-Z	3.00%		05/15/2043	605,455
342,447	Federal Home Loan Mortgage Corporation, Series 4226-GZ	3.00%		07/15/2043	326,660
2,469,101	Federal Home Loan Mortgage Corporation, Series 4390-NZ	3.00%		09/15/2044	2,295,719
2,188,103	Federal Home Loan Mortgage Corporation, Series 4417-PZ	3.00%		12/15/2044	2,017,652
2,920,800	Federal Home Loan Mortgage Corporation, Series 4420-CZ	3.00%		12/15/2044	2,708,011
2,146,646	Federal Home Loan Mortgage Corporation, Series 4440-ZD	2.50%		02/15/2045	1,913,747
1,061,513	Federal Home Loan Mortgage Corporation, Series 4460-KB	3.50%		03/15/2045	1,068,770
2,166,358	Federal Home Loan Mortgage Corporation, Series 4461-LZ	3.00%		03/15/2045	2,042,662
2,100,000	Federal National Mortgage Association, Series 2012-128-UC	2.50%		11/25/2042	1,867,876
1,696,712	Federal National Mortgage Association, Series 2012-68-ZA	3.50%		07/25/2042	1,718,511
2,416,825	Federal National Mortgage Association, Series 2012-92-AZ	3.50%		08/25/2042	2,470,746
3,152,958	Federal National Mortgage Association, Series 2013-127-MZ	3.00%		12/25/2043	2,975,915
531,686	Federal National Mortgage Association, Series 2013-66-ZK	3.00%		07/25/2043	479,274
1,755,469	Federal National Mortgage Association, Series 2013-74-ZH	3.50%		07/25/2043	1,765,017
1,283,664	Federal National Mortgage Association, Series 2014-42-BZ	3.00%		07/25/2044	1,215,383
1,500,000	Federal National Mortgage Association, Series 2014-67-HD	3.00%		10/25/2044	1,457,022
904,000	Federal National Mortgage Association, Series 2014-68-TD	3.00%		11/25/2044	876,168
2,557,949	Federal National Mortgage Association, Series 2014-80-DZ	3.00%		12/25/2044	2,403,566
918,963	Federal National Mortgage Association, Series 2014-80-KL	2.00%		05/25/2043	734,717
3,213,275	Federal National Mortgage Association, Series 2015-16-ZY	2.50%		04/25/2045	2,803,603
2,838,522	Federal National Mortgage Association, Series 2015-52-GZ	3.00%		07/25/2045	2,623,627
532,485	Government National Mortgage Association, Series 2013-180-LO	0.00%	P/O	11/16/2043	446,235
3,366,173	Government National Mortgage Association, Series 2015-53-EZ	2.00%		04/16/2045	2,576,755
2,980,517	Government National Mortgage Association, Series 2015-79-VZ	2.50%		05/20/2045	2,620,982
286,204	Government National Mortgage Association, Series 2016-12-MZ	3.00%		01/20/2046	266,661

Total US Government and Agency Mortgage Backed Obligations (Cost $50,787,844)					50,959,096

US Government and Agency Obligations - 23.0%
3,850,000	Tennessee Valley Authority	5.38%		04/01/2056	5,482,735
2,700,000	Tennessee Valley Authority	4.63%		09/15/2060	3,436,092
300,000	Tennessee Valley Authority	4.25%		09/15/2065	356,084
3,400,000	United States Treasury Notes	2.88%		08/15/2045	3,483,959
900,000	United States Treasury Notes	2.50%		02/15/2046	855,717
720,328	United States Treasury Inflation Indexed Bonds	0.13%		07/15/2026	704,577
936,918	United States Treasury Inflation Indexed Bonds	1.00%		02/15/2046	1,003,539

Total US Government and Agency Obligations (Cost $14,756,897)					15,322,703

Short Term Investments - 0.5%
118,817	BlackRock Liquidity Funds FedFund - Institutional Shares	1.16%	t		118,817
118,817	Fidelity Institutional Money Market Government Portfolio - Class I	1.14%	t		118,817
118,816	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.20%	t		118,816

Total Short Term Investments (Cost $356,450)					356,450

Total Investments - 99.8% (Cost $65,901,191)					66,638,249
Other Assets in Excess of Liabilities - 0.2%					111,622

NET ASSETS - 100.0%					$66,749,871

P/O	Principal only security

t	Seven-day yield as of December 31, 2017

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Mortgage Backed Obligations	76.3%
US Government and Agency Obligations	23.0%
Short Term Investments	0.5%
Other Assets and Liabilities	0.2%

100.0%

DoubleLine Strategic Commodity Fund (Consolidated)

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
US Government and Agency Obligations - 30.7%
20,274,330	United States Treasury Inflation Indexed Bonds	0.13%	ᴥ	04/15/2018	23,453,685

Total US Government and Agency Obligations (Cost $23,436,024)					23,453,685

Short Term Investments - 65.1%
2,955,530	BlackRock Liquidity Funds FedFund - Institutional Shares	1.16%	tᴥ		2,955,530
2,955,530	Dreyfus Government Cash Management - Institutional Shares	1.17%	tᴥ		2,955,530
5,900,000	United States Treasury Bills	0.00%	ᴥ	01/18/2018	5,896,764
11,100,000	United States Treasury Bills	0.00%	ᴥ‡	02/01/2018	11,088,341
13,000,000	United States Treasury Bills	0.00%	ᴥ	03/22/2018	12,961,487
14,000,000	United States Treasury Bills	0.00%	ᴥ	05/24/2018	13,920,411

Total Short Term Investments (Cost $49,782,674)					49,778,063

Total Investments - 95.8% (Cost $73,218,698)					73,231,748
Other Assets in Excess of Liabilities - 4.2%					3,193,161

NET ASSETS - 100.0%					$76,424,909

t	Seven-day yield as of December 31, 2017

ᴥ	All or a portion of this security is owned by DoubleLine Strategic Commodity Ltd., which is a wholly-owned subsidiary of the DoubleLine Strategic Commodity Fund.

‡	All or a portion of this security has been pledged as collateral in connection with swaps.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Short Term Investments	65.1%
US Government and Agency Obligations	30.7%
Other Assets and Liabilities	4.2%

100.0%

EXCESS RETURN SWAPS

Reference Entity	Counterparty	Long/ Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation) / Value
Long Commodity Basket Swap fᴥ	Bank of America Merrill Lynch	Long	0.20%	Termination	01/02/2018	100,000	$4,112
Commodity Beta Basket Swap gᴥ	Bank of America Merrill Lynch	Long	0.23%	Termination	01/02/2018	60,100,000	2,603,534
Commodity Beta Basket Swap gᴥ	Bank of America Merrill Lynch	Long	0.23%	Termination	02/01/2018	11,200,000	77,415
Short Commodity Basket Swap yᴥ	Bank of America Merrill Lynch	Short	(0.00)%	Termination	01/02/2018	(100,000)	2,820

							$2,687,881

ᴥ	All or a portion of this security is owned by DoubleLine Strategic Commodity Ltd., which is a wholly-owned subsidiary of the DoubleLine Strategic Commodity Fund.

f	Long Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At December 31, 2017, the constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value d	Value of Index	Weightings
S&P GSCI 2 Month Forward Heating Oil Index ER	SG2MHOP	0.08	$26	20.2%
S&P GSCI 2 Month Forward Brent Crude Oil Index ER	SG2MBRP	0.04	26	20.2%
S&P GSCI 2 Month Forward Gas Oil Index ER	SG2MGOP	0.35	26	20.1%
S&P GSCI 2 Month Forward Crude Oil Index ER	SG2MCLP	0.07	25	19.9%
S&P GSCI 2 Month Forward Zinc Index ER	SG2MIZP	0.15	25	19.6%

			$128	100.0%

g Commodity Beta Basket Swap represents a swap on a basket of commodity indices designed to approximate the broad commodity market. At December 31, 2017, the constituents and their weightings were as follows:

Index	Ticker	Contract Value d	Value of Index	Weightings
Electrolytic Copper Future	LP1	0.19	$100	22.0%
Soybean Future	S1	0.25	72	15.8%
Nickel Future	LN1	0.26	71	15.5%
Brent Crude Future	CO1	0.10	47	10.4%
Crude Oil Future	CL1	0.10	44	9.7%
Low Sulphur Gas Oil Future	QS1	0.12	25	5.5%
Live Cattle Future	LC1	0.13	25	5.4%
Gasoline RBOB Future	XB1	0.07	23	5.1%
Cotton No. 2 Future	CT1	0.32	18	3.9%
NY Harbor ULSD Heating Oil Future	HO1	0.10	15	3.4%
Sugar No. 11 Future	SB1	0.09	14	3.3%

			$454	100.0%

y Short Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At December 31, 2017, the constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value d	Value of Index	Weightings
S&P GSCI 2 Month Forward Corn Index ER	SG2MCNP	0.73	$19	20.1%
S&P GSCI 2 Month Forward Kansas Wheat Index ER	SG2MKWP	0.59	18	20.1%
S&P GSCI 2 Month Forward Coffee Index ER	SG2MKCP	1.35	18	20.1%
S&P GSCI 2 Month Forward Wheat Index ER	SG2MWHP	1.62	18	20.0%
S&P GSCI 2 Month Forward Soybeans Index ER	SG2MSOP	0.07	18	19.7%

			$91	100.0%

d	Contract value represents the number of units of the underlying constituent’s index in one unit of the custom basket index at creation. The contract value is calculated by multiplying each constituent’s weight by the starting price of the custom basket index and dividing by the starting price of the constituent’s index. The contract value will differ depending on the date the swap is initiated.

DoubleLine Global Bond Fund

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount /Shares		Security Description	Rate		Maturity	Value $
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 69.8%
Australia - 4.2%
15,150,000	AUD	Australia Government Bond	1.75%		11/21/2020	11,696,686
18,500,000	AUD	Australia Government Bond	3.25%		04/21/2025	15,129,239

						26,825,925
Belgium - 4.3%
8,650,000	EUR	Kingdom of Belgium Government Bond	0.80%	^	06/22/2025	10,739,185
13,100,000	EUR	Kingdom of Belgium Government Bond	1.00%	^	06/22/2026	16,424,292
						27,163,477
Canada - 3.1%
9,300,000	CAD	Canadian Government Bond	2.75%		06/01/2022	7,687,519
12,000,000	CAD	Canadian Government Bond	1.50%		06/01/2023	9,354,749
3,240,000	CAD	Canadian Government Bond	2.25%		06/01/2025	2,623,421
						19,665,689
Czech Republic - 4.8%
398,000,000	CZK	Czech Republic Government Bond	0.45%		10/25/2023	18,205,305
200,000,000	CZK	Czech Republic Government Bond	5.70%		05/25/2024	12,137,983
						30,343,288
France - 3.9%
16,315,000	EUR	French Republic Government Bond	0.25%		11/25/2026	19,083,073
4,600,000	EUR	French Republic Government Bond	1.00%		05/25/2027	5,704,250
						24,787,323
Germany - 2.2%
6,500,000	EUR	Bundesrepublik Deutschland	0.50%		02/15/2026	7,980,110
4,950,000	EUR	Bundesrepublik Deutschland	0.00%		08/15/2026	5,794,673

						13,774,783

Hungary - 2.0%
3,100,000,000	HUF	Hungary Government Bond	3.50%		06/24/2020	12,865,955

						12,865,955

Ireland - 5.3%
10,725,000	EUR	Ireland Government Bond	5.40%		03/13/2025	17,393,972
13,100,000	EUR	Ireland Government Bond	1.00%		05/15/2026	16,145,329

						33,539,301

Israel - 4.6%
38,450,000	ILS	Israel Government Bond	4.25%		03/31/2023	13,364,376
52,925,000	ILS	Israel Government Bond	1.75%		08/31/2025	15,710,268

						29,074,644

Japan - 18.2%
700,000,000	JPY	Japan Government Ten Year Bond	0.60%		06/20/2024	6,481,879
1,210,000,000	JPY	Japan Government Ten Year Bond	0.40%		06/20/2025	11,090,441
1,287,500,000	JPY	Japan Government Ten Year Bond	0.40%		09/20/2025	11,805,258
332,000,000	JPY	Japan Government Ten Year Bond	0.30%		12/20/2025	3,021,045
1,650,000,000	JPY	Japan Government Ten Year Bond	0.10%		12/20/2026	14,756,191
1,385,000,000	JPY	Japan Government Twenty Year Bond	2.20%		09/20/2027	14,867,138
1,495,000,000	JPY	Japan Government Twenty Year Bond	2.10%		12/20/2027	15,976,166
1,305,000,000	JPY	Japan Government Twenty Year Bond	1.50%		06/20/2034	13,647,758
1,300,000,000	JPY	Japan Government Twenty Year Bond	1.30%		06/20/2035	13,210,135
1,075,000,000	JPY	Japan Government Twenty Year Bond	1.20%		09/20/2035	10,749,389

						115,605,400

Mexico - 2.4%
314,300,000	MXN	Mexican Bonos	6.50%		06/09/2022	15,316,740

						15,316,740

New Zealand - 3.2%
8,000,000	NZD	New Zealand Government Bond	3.00%		04/15/2020	5,810,604
3,875,000	NZD	New Zealand Government Bond	5.50%		04/15/2023	3,189,617
15,750,000	NZD	New Zealand Government Bond	2.75%		04/15/2025	11,324,166

						20,324,387

Poland - 3.6%
81,100,000	PLN	Republic of Poland Government Bond	1.50%		04/25/2020	23,118,841

						23,118,841

Portugal - 3.9%
14,200,000	EUR	Portugal Obrigacoes do Tesouro OT	2.20%	^	10/17/2022	18,478,793
4,700,000	EUR	Portugal Obrigacoes do Tesouro OT	2.88%	^	10/15/2025	6,225,227

						24,704,020

Spain - 4.1%
7,550,000	EUR	Spain Government Bond	5.85%	^	01/31/2022	11,150,255
10,900,000	EUR	Spain Government Bond	2.75%	^	10/31/2024	14,754,837

						25,905,092

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $417,808,386)						443,014,865

US Government and Agency Obligations - 25.1%
United States - 25.1%
11,500,000	USD	United States Treasury Notes	0.75%		04/30/2018	11,475,217
6,000,000	USD	United States Treasury Notes	1.38%		04/30/2020	5,925,928
6,000,000	USD	United States Treasury Notes	1.63%		06/30/2020	5,955,975
7,000,000	USD	United States Treasury Notes	1.38%		08/31/2020	6,897,993
6,750,000	USD	United States Treasury Notes	1.50%		01/31/2022	6,584,762
7,500,000	USD	United States Treasury Notes	1.75%		04/30/2022	7,371,192
12,500,000	USD	United States Treasury Notes	1.88%		08/31/2022	12,324,760
12,300,000	USD	United States Treasury Notes	2.00%		11/30/2022	12,187,759
6,000,000	USD	United States Treasury Notes	2.25%		01/31/2024	5,986,636
8,100,000	USD	United States Treasury Notes	2.50%		05/15/2024	8,191,030
9,200,000	USD	United States Treasury Notes	2.38%		08/15/2024	9,228,757
13,000,000	USD	United States Treasury Notes	2.00%		02/15/2025	12,707,109
10,000,000	USD	United States Treasury Notes	2.00%		08/15/2025	9,748,409
13,500,000	USD	United States Treasury Notes	1.63%		02/15/2026	12,747,873
11,500,000	USD	United States Treasury Notes	2.00%		11/15/2026	11,127,897
12,000,000	USD	United States Treasury Notes	2.25%		08/15/2027	11,829,390
9,100,000	USD	United States Treasury Notes	2.88%		05/15/2043	9,349,353

						159,640,040

Total US Government and Agency Obligations (Cost $161,117,526)						159,640,040

Short Term Investments - 4.2%
8,839,333	USD	BlackRock Liquidity Funds FedFund - Institutional Shares	1.16%	t		8,839,333
8,839,332	USD	Fidelity Institutional Money Market Government Portfolio - Class I	1.14%	t		8,839,332
8,839,332	USD	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.20%	t		8,839,332

Total Short Term Investments (Cost $26,517,997)						26,517,997

Total Investments - 99.1% (Cost $605,443,909)						629,172,902
Other Assets in Excess of Liabilities - 0.9%						5,945,437

NET ASSETS - 100.0%						$635,118,339

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2017, the value of these securities amounted to $77,772,589 or 12.2% of net assets.

t	Seven-day yield as of December 31, 2017

AUD	Australian Dollar

EUR	Euro

CAD	Canadian Dollar

CZK	Czech Republic Koruna

HUF	Hungarian Forint

ILS	Israeli Shekel

JPY	Japanese Yen

MXN	Mexican Peso

NZD	New Zealand Dollar

PLN	Polish Zloty

USD	US Dollar

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	69.8%
US Government and Agency Obligations	25.1%
Short Term Investments	4.2%
Other Assets and Liabilities	0.9%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	29.3%
Japan	18.2%
Ireland	5.3%
Czech Republic	4.8%
Israel	4.6%
Belgium	4.3%
Australia	4.2%
Spain	4.1%
France	3.9%
Portugal	3.9%
Poland	3.6%
New Zealand	3.2%
Canada	3.1%
Mexico	2.4%
Germany	2.2%
Hungary	2.0%
Other Assets and Liabilities	0.9%

100.0%

FORWARD CURRENCY EXCHANGE CONTRACTS
Settlement Date	Counterparty	Currency to be Sold		Value	Currency to be Purchased		Value	Unrealized Appreciation (Depreciation)
01/12/2018	Goldman Sachs	2,717,500,000	JPY	$24,135,114	24,167,435	USD	$24,167,435	$32,321
01/12/2018	Goldman Sachs	3,100,000,000	HUF	11,979,891	11,759,945	USD	11,759,945	(219,945)
01/12/2018	Goldman Sachs	9,650,000	AUD	7,529,460	7,261,789	USD	7,261,789	(267,672)
01/12/2018	Goldman Sachs	27,825,000	EUR	33,414,628	33,041,860	USD	33,041,860	(372,768)

				$77,059,093			$76,231,029	$(828,064)

AUD	Australian Dollar

EUR	Euro

HUF	Hungarian Forint

JPY	Japanese Yen

USD	US Dollar

DoubleLine Infrastructure Income Fund

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 33.0%
6,127,604	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A-B	5.68%	^ß	12/16/2041	6,209,353
2,037,000	CAL Funding Ltd., Series 2013-1A-A	3.35%	^	03/27/2028	2,005,224
1,915,623	Castlelake Aircraft Securitization Trust, Series 2015-1A-A	4.70%	^	12/15/2040	1,930,182
9,098,479	Castlelake Aircraft Securitization Trust, Series 2016-1-A	4.45%		08/15/2041	9,104,311
7,690,521	Castlelake Aircraft Securitization Trust, Series 2017-1-A	3.97%		07/15/2042	7,648,930
239,230	CLI Funding LLC, Series 2013-1A-NOTE	2.83%	^	03/18/2028	235,960
1,799,933	CLI Funding LLC, Series 2013-2A-NOTE	3.22%	^	06/18/2028	1,789,996
892,360	CLI Funding LLC, Series 2014-1A-A	3.29%	^	06/18/2029	888,175
4,558,278	CLI Funding LLC, Series 2014-2A-A	3.38%	^	10/18/2029	4,548,738
4,684,816	CLI Funding LLC, Series 2017-1A-A	3.62%	^	05/18/2042	4,710,720
1,000,000	Eagle Ltd., Series 2014-1A-A1	2.57%	^	12/15/2039	997,512
2,426,338	ECAF Ltd., Series 2015-1A-A1	3.47%	^	06/15/2040	2,399,838
14,166,000	Falcon Aerospace Ltd., Series 2017-1-A	4.58%	^	02/15/2042	14,434,687
2,933,333	Global SC Finance SRL, Series 2013-1A-A	2.98%	^	04/17/2028	2,905,157
81,620	Global SC Finance SRL, Series 2013-2A-A	3.67%	^	11/17/2028	81,774
3,597,792	Global SC Finance SRL, Series 2014-1A-A1	3.19%	^	07/17/2029	3,574,459
17,879,999	Harbour Aircraft Investments Ltd., Series 2017-1-A	4.00%		11/15/2037	17,903,190
14,668,144	Helios Issuer LLC, Series 2017-1A-A	4.94%	^	09/20/2049	15,048,084
64,746	HERO Funding Trust, Series 2015-2A-A	3.99%	^	09/20/2040	66,392
1,913,490	HERO Funding Trust, Series 2016-3A-A2	3.91%	^	09/20/2042	1,973,029
4,285,587	HERO Funding Trust, Series 2016-4A-A2	4.29%	^	09/20/2047	4,516,855
2,250,000	InSite Issuer LLC, Series 2016-1A-B	4.56%	^	11/15/2046	2,268,227
11,726,280	Mosaic Solar Loans LLC, Series 2017-1A-A	4.45%	^	06/20/2042	11,974,788
214,465	NP SPE II LLC, Series 2016-1A-A1	4.16%	^	04/20/2046	219,394
3,270,698	NP SPE II LLC, Series 2017-1A-A1	3.37%	^	10/21/2047	3,253,642
243,985	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75%	^	10/15/2042	252,066
6,000,000	Sprite Ltd., Series 2017-1-A	4.25%	^	12/15/2037	5,989,194
207,083	TAL Advantage LLC, Series 2013-2A-A	3.55%	^	11/20/2038	206,723
679,567	TAL Advantage LLC, Series 2014-1A-A	3.51%	^	02/22/2039	679,362
1,017,499	TAL Advantage LLC, Series 2014-1A-B	4.10%	^	02/22/2039	979,743
20,762,511	TAL Advantage LLC, Series 2017-1A-A	4.50%		04/20/2042	21,415,725
6,571,250	Textainer Marine Containers Ltd., Series 2017-1A-A	3.72%	^	05/20/2042	6,616,490
8,625,000	Thunderbolt Aircraft Lease Ltd., Series 2017-A-A	4.21%	^ß	05/17/2032	8,911,143
4,211,172	Trinity Rail Leasing LLC, Series 2010-1A-A	5.19%	^	10/16/2040	4,374,157
3,497,436	Trip Rail Master Funding LLC, Series 2017-1A-A1	2.71%	^	08/15/2047	3,487,530
4,761,638	Triton Container Finance LLC, Series 2017-1A-A	3.52%	^	06/20/2042	4,735,615
1,940,365	Triton Container Finance LLC, Series 2017-2A-A	3.62%	^	08/20/2042	1,943,458

Total Asset Backed Obligations (Cost $177,926,650)					180,279,823

Foreign Corporate Bonds - 26.2%
2,136,455	Abengoa Transmision Sur S.A.	6.88%		04/30/2043	2,371,465
3,650,000	Adani Ports & Special Economic Zone Ltd.	4.00%	^	07/30/2027	3,627,866
7,474,923	Aeropuerto Internacional de Tocumen S.A.	5.75%		10/09/2023	8,044,886
10,500,000	APT Pipelines Ltd.	4.25%	^	07/15/2027	10,883,633
771,000	Canadian Pacific Railway Company	2.90%		02/01/2025	765,957
10,500,000	Celeo Redes Operacion Chile S.A.	5.20%	^	06/22/2047	10,683,750
2,520,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	2,546,032
2,000,000	Emirates Semb Corp Water & Power Co PJSC	4.45%	^	08/01/2035	2,046,382
10,652,000	Empresa de Transporte de Pasajeros Metro S.A.	5.00%	^	01/25/2047	11,719,863
10,189,921	Energia Eolica S.A.	6.00%	¥Þ	08/30/2034	10,572,043
3,127,359	Fermaca Enterprises S. de R.L. de C.V.	6.38%	^	03/30/2038	3,379,112
5,415,807	Fermaca Enterprises S. de R.L. de C.V.	6.38%		03/30/2038	5,851,779
4,000,000	Fideicomiso P.A. Costera	6.75%	^¥	01/15/2034	4,285,000
8,223,500	GNL Quintero S.A.	4.63%		07/31/2029	8,593,558
7,842,159	Interoceanica Finance Ltd.	0.00%		11/30/2025	6,724,652
3,640,000	Israel Electric Corporation Ltd.	5.00%	^	11/12/2024	3,880,131
8,600,000	Korea Expressway Corporation (3 Month LIBOR USD + 0.70%)	2.06%	^	04/20/2020	8,603,151
6,500,000	Lima Metro Finance Ltd.	5.88%	^	07/05/2034	7,047,625
1,950,000	Lima Metro Finance Ltd.	5.88%		07/05/2034	2,114,287
13,050,000	Mexico City Airport Trust	4.25%	^	10/31/2026	13,376,250
4,850,000	Panama Metro Line SP	0.00%	^	12/05/2022	4,462,000
4,216,000	Sydney Airport Finance Company Pty Ltd.	3.38%	^	04/30/2025	4,206,378
2,440,000	Sydney Airport Finance Company Pty Ltd.	3.63%	^	04/28/2026	2,468,126
840,000	Transelec S.A.	4.63%	^	07/26/2023	896,702
500,000	Transelec S.A.	4.25%	^	01/14/2025	519,039
3,500,000	Transelec S.A.	3.88%	^	01/12/2029	3,482,500

Total Foreign Corporate Bonds (Cost $140,260,967)					143,152,167

US Corporate Bonds - 31.7%
3,865,000	Ameren Corporation	3.65%		02/15/2026	3,966,569
6,860,000	American Electric Power Company, Inc.	2.95%		12/15/2022	6,964,304
11,250,000	American Tower Corporation	4.40%		02/15/2026	11,847,109
700,000	American Tower Corporation	3.38%		10/15/2026	688,844
474,000	American Transmission Systems, Inc.	5.25%	^	01/15/2022	513,392
7,515,000	American Water Capital Corporation	3.40%		03/01/2025	7,749,609
2,500,000	Commonwealth Edison Company	4.35%		11/15/2045	2,813,552
2,500,000	Connecticut Light & Power Company	3.20%		03/15/2027	2,537,965
3,557,000	Crown Castle International Corporation	3.70%		06/15/2026	3,560,038
5,250,000	Crown Castle International Corporation	3.65%		09/01/2027	5,246,175
9,000,000	Digital Realty Trust	3.70%		08/15/2027	9,081,055
175,000	DTE Energy Company	2.85%		10/01/2026	168,308
8,000,000	DTE Energy Company	3.80%		03/15/2027	8,263,836
700,000	Duke Energy Corporation	3.15%		08/15/2027	696,161
6,250,000	Duke Energy Florida LLC	3.20%		01/15/2027	6,332,941
8,655,000	Duquesne Light Holdings, Inc.	3.62%	^	08/01/2027	8,665,956
8,635,000	Eversource Energy	2.80%		05/01/2023	8,601,488
7,266,000	Exelon Corporation	3.40%		04/15/2026	7,279,534
3,409,631	Interoceanica Finance Ltd.	0.00%	^	11/30/2025	2,923,759
10,000,000	ITC Holdings Corporation	3.25%		06/30/2026	9,958,444
3,730,000	Metropolitan Edison Company	4.00%	^	04/15/2025	3,838,259
7,069,000	NextEra Energy Capital Holdings, Inc.	3.63%		06/15/2023	7,275,405
100,000	Oglethorpe Power Corporation	4.25%		04/01/2046	100,408
7,220,000	Oncor Electric Delivery Company LLC	2.95%		04/01/2025	7,213,484
245,000	SBA Tower Trust	2.24%	^	04/10/2018	245,049
2,500,000	SBA Tower Trust	2.88%	^	07/09/2021	2,482,875
8,050,000	SBA Tower Trust	3.17%	^	04/11/2022	8,020,362
7,350,000	Sierra Pacific Power Company	2.60%		05/01/2026	7,108,224
7,250,000	Sunoco Logistics Partners Operations LP	3.90%		07/15/2026	7,105,477
2,000,000	Union Pacific Corporation	2.75%		03/01/2026	1,978,513
4,950,000	Union Pacific Corporation	3.00%		04/15/2027	4,979,049
7,952,000	Virginia Electric & Power Company	3.50%		03/15/2027	8,234,986
6,417,000	Xcel Energy, Inc.	3.30%		06/01/2025	6,512,684

Total US Corporate Bonds (Cost $172,651,192)					172,953,814

US Government and Agency Obligations - 1.8%
10,000,000	United States Treasury Notes	2.00%		06/30/2024	9,807,889

Total US Government and Agency Obligations (Cost $9,907,813)					9,807,889

Short Term Investments - 6.9%
12,574,385	BlackRock Liquidity Funds FedFund - Institutional Shares	1.16%	t		12,574,385
12,574,386	Fidelity Institutional Money Market Government Portfolio - Class I	1.14%	t		12,574,386
12,574,385	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.20%	t		12,574,385

Total Short Term Investments (Cost $37,723,156)					37,723,156

Total Investments - 99.6% (Cost $538,469,778)					543,916,849
Other Assets in Excess of Liabilities - 0.4%					2,003,126

NET ASSETS - 100.0%					$545,919,975

ß	Step coupon bond. The interest rate shown is the rate in effect as of December 31, 2017.

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2017, the value of these securities amounted to $249,010,859 or 45.6% of net assets.

¥	Illiquid security

t	Seven-day yield as of December 31, 2017

Þ	Value was determined using significant unobservable inputs.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Asset Backed Obligations	33.0%
US Corporate Bonds	31.7%
Foreign Corporate Bonds	26.2%
Short Term Investments	6.9%
US Government and Agency Obligations	1.8%
Other Assets and Liabilities	0.4%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Asset Backed Obligations	33.0%
Utilities	27.3%
Transportation	16.0%
Energy	7.0%
Short Term Investments	6.9%
Telecommunications	5.9%
US Government and Agency Obligations	1.8%
Real Estate	1.7%
Other Assets and Liabilities	0.4%

100.0%

DoubleLine Ultra Short Bond Fund

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 15.5%
2,000,000	ABN AMRO Bank NV	2.50%	^	10/30/2018	2,009,296
250,000	Australia and New Zealand Banking Group Ltd. (3 Month LIBOR USD + 0.66%)	2.33%	^	09/23/2019	252,035
1,750,000	Australia and New Zealand Banking Group Ltd. (3 Month LIBOR USD + 0.50%)	1.94%	^	08/19/2020	1,758,140
700,000	Bank of Montreal (3 Month LIBOR USD + 0.25%)	1.79%		09/11/2019	700,058
1,300,000	Bank of Montreal (3 Month LIBOR USD + 0.44%)	2.03%		06/15/2020	1,303,740
3,500,000	Bank of Nova Scotia (3 Month LIBOR USD + 0.20%)	1.60%		11/09/2018	3,499,842
2,000,000	Canadian Imperial Bank of Commerce (3 Month LIBOR USD + 0.31%)	1.65%		10/05/2020	1,997,552
2,000,000	National Australia Bank Ltd. (3 Month LIBOR USD + 0.51%)	1.96%	^	05/22/2020	2,009,203
1,750,000	National Bank of Canada (3 Month LIBOR USD + 0.56%)	2.11%		06/12/2020	1,762,046
155,000	Royal Bank of Canada (3 Month LIBOR USD + 0.70%)	2.36%		03/22/2018	155,095
3,000,000	Santander UK PLC (3 Month LIBOR USD + 0.30%)	1.68%		11/03/2020	3,000,849
250,000	Sumitomo Mitsui Banking Corporation (3 Month LIBOR USD + 0.54%)	1.90%		01/11/2019	250,801
2,000,000	Sumitomo Mitsui Banking Corporation (3 Month LIBOR USD + 0.31%)	1.66%		10/18/2019	2,001,110
3,000,000	UBS AG (3 Month LIBOR USD + 0.58%)	2.10%	^	06/08/2020	3,014,853
250,000	Westpac Banking Corporation (3 Month LIBOR USD + 0.56%)	2.00%		08/19/2019	251,216

Total Foreign Corporate Bonds (Cost $23,928,094)					23,965,836

US Corporate Bonds - 27.9%
1,500,000	Altria Group, Inc.	9.70%		11/10/2018	1,597,144
250,000	American Express Credit Corporation (3 Month LIBOR USD + 0.61%)	1.99%		07/31/2018	250,534
1,700,000	American Express Credit Corporation (3 Month LIBOR USD + 0.55%)	2.15%		03/18/2019	1,707,003
1,000,000	American Express Credit Corporation (3 Month LIBOR USD + 0.33%)	1.71%		05/03/2019	1,002,118
1,000,000	American Honda Finance Corporation	2.13%		10/10/2018	1,001,686
2,000,000	American Honda Finance Corporation (3 Month LIBOR USD + 0.15%)	1.57%		11/13/2019	2,000,092
1,950,000	BB&T Corporation (3 Month LIBOR USD + 0.57%)	2.16%		06/15/2020	1,961,831
1,000,000	BB&T Corporation (3 Month LIBOR USD + 0.22%)	1.61%		02/01/2021	995,737
475,000	BMW Capital LLC (3 Month LIBOR USD + 0.41%)	2.00%	^	09/13/2019	477,766
2,000,000	Caterpillar Financial Services Corporation (3 Month LIBOR USD + 0.18%)	1.69%		12/06/2018	2,000,705
1,100,000	Caterpillar Financial Services Corporation (3 Month LIBOR USD + 0.28%)	1.94%		03/22/2019	1,102,601
1,000,000	Citibank N.A. (3 Month LIBOR USD + 0.26%)	1.86%		09/18/2019	1,001,904
2,400,000	Citibank N.A. (3 Month LIBOR USD + 0.50%)	2.05%		06/12/2020	2,412,464
3,750,000	Daimler Finance North America LLC (3 Month LIBOR USD + 0.53%)	1.92%	^	05/05/2020	3,763,666
1,700,000	IBM Credit LLC (3 Month LIBOR USD + 0.26%)	1.62%		01/20/2021	1,705,459
350,000	JP Morgan Chase & Company (3 Month LIBOR USD + 0.55%)	1.92%		04/25/2018	350,415
1,500,000	JP Morgan Chase & Company (3 Month LIBOR USD + 0.63%)	2.01%		01/28/2019	1,507,209
1,593,000	Lowe’s Companies, Inc. (3 Month LIBOR USD + 0.42%)	1.96%		09/10/2019	1,601,583
2,000,000	Metropolitan Life Global Funding (3 Month LIBOR USD + 0.40%)	1.95%	^	06/12/2020	2,008,922
1,500,000	New York Life Global Funding (3 Month LIBOR USD + 0.27%)	1.62%	^	04/09/2020	1,503,449
250,000	Nissan Motor Acceptance Corporation (3 Month LIBOR USD + 1.01%)	2.53%	^	03/08/2019	252,020
1,800,000	Nissan Motor Acceptance Corporation (3 Month LIBOR USD + 0.58%)	1.94%	^	01/13/2020	1,809,582
2,025,000	Oracle Corporation	5.75%		04/15/2018	2,048,260
1,000,000	Pacific Gas & Electric Company (3 Month LIBOR USD + 0.23%)	1.71%	^	11/28/2018	999,533
3,000,000	PNC Bank NA	1.80%		11/05/2018	2,997,705
250,000	Toyota Motor Credit Corporation (3 Month LIBOR USD + 0.26%)	1.61%		04/17/2020	250,573
1,500,000	United Parcel Service, Inc. (3 Month LIBOR USD + 0.15%)	1.56%		04/01/2021	1,501,409
2,100,000	Wells Fargo & Company (3 Month LIBOR USD + 0.46%)	1.82%		04/22/2019	2,105,057
1,000,000	Wells Fargo & Company (3 Month LIBOR USD + 1.01%)	2.53%		12/07/2020	1,018,260

Total US Corporate Bonds (Cost $42,911,241)					42,934,687

Short Term Investments - 56.6%
Commercial Paper - 54.0%
1,000,000	3M Company	0.00%	^	01/08/2018	999,609
950,000	AMRO Funding LLC	0.00%	^	04/02/2018	945,962
3,000,000	Apple, Inc.	0.00%	^	01/16/2018	2,997,865
1,000,000	Archer Daniels Midland Company	0.00%	^	01/16/2018	999,278
2,000,000	Arkansas Electric Cooperative Corporation	0.00%	^	01/08/2018	1,999,178
1,000,000	Atmos Energy Corporation	0.00%	^	02/01/2018	998,557
1,000,000	Australia and New Zealand Banking Group Ltd.	0.00%	^	06/01/2018	993,083
1,000,000	BMW Capital LLC	0.00%	^	02/07/2018	998,309
1,500,000	BMW Capital LLC	0.00%	^	02/28/2018	1,496,099
2,000,000	Bristol Meyers Company	0.00%	^	01/22/2018	1,998,081
1,000,000	Canadian National Railway Company	0.00%	^	01/05/2018	999,713
1,000,000	Canadian National Railway Company	0.00%	^	01/10/2018	999,506
1,000,000	Canadian National Railway Company	0.00%	^	01/29/2018	998,686
1,150,000	Chevron Corporation	0.00%	^	01/08/2018	1,149,563
2,000,000	Chevron Corporation	0.00%	^	04/23/2018	1,990,442
2,000,000	Cisco Systems, Inc.	0.00%	^	02/08/2018	1,996,670
1,000,000	Cisco Systems, Inc.	0.00%	^	03/01/2018	997,456
1,750,000	Coca Cola Company	0.00%	^	04/11/2018	1,742,319
1,000,000	Coca Cola Company	0.00%	^	06/19/2018	992,231
1,475,000	Credit Suisse First Boston LLC	0.00%		06/15/2018	1,462,507
2,000,000	Eli Lilly & Company	0.00%	^	01/16/2018	1,998,577
3,000,000	Emerson Electric Company	0.00%	^	02/08/2018	2,994,937
1,000,000	Exxon Mobil Corporation	0.00%		01/11/2018	999,498
2,000,000	Exxon Mobil Corporation	0.00%		01/16/2018	1,998,592
3,000,000	Home Depot, Inc.	0.00%	^	01/02/2018	2,999,533
3,000,000	John Deere Capital Corporation	0.00%	^	01/31/2018	2,995,938
1,150,000	JP Morgan Securities, Inc.	0.00%	^	11/29/2018	1,129,635
1,875,000	Macquarie Bank Ltd.	0.00%	^	07/19/2018	1,854,390
1,265,000	Microsoft Corporation	0.00%	^	01/10/2018	1,264,405
1,500,000	Microsoft Corporation	0.00%	^	01/23/2018	1,498,498
2,500,000	Mitsubishi UFJ Trust And Banking Corporation	0.00%	^	03/02/2018	2,492,869
3,500,000	Nestle Capital Corporation	0.00%	^	02/02/2018	3,495,464
3,000,000	Pfizer, Inc.	0.00%	^	03/01/2018	2,992,369
1,000,000	Procter & Gamble Company	0.00%	^	02/07/2018	998,376
1,500,000	Procter & Gamble Company	0.00%	^	02/27/2018	1,496,313
3,500,000	Province of British Columbia	0.00%		04/06/2018	3,485,613
1,850,000	Qualcomm, Inc.	0.00%	^	02/01/2018	1,847,330
2,500,000	Roche Holdings AG	0.00%	^	01/09/2018	2,498,923
2,000,000	Siemens Capital Company LLC	0.00%	^	03/29/2018	1,992,475
1,000,000	Southern California Gas Company	0.00%	^	01/03/2018	999,802
2,000,000	Southern California Gas Company	0.00%	^	01/17/2018	1,998,474
2,000,000	Toronto–Dominion Bank	0.00%	^	11/14/2018	1,965,298
1,000,000	Toronto–Dominion Bank	0.00%	^	11/30/2018	981,632
1,500,000	Toyota Motor Credit Corporation	0.00%		02/02/2018	1,497,861
2,000,000	Toyota Motor Credit Corporation	0.00%		06/29/2018	1,982,740
2,000,000	Walt Disney Company	0.00%	^	03/23/2018	1,992,911
3,000,000	Westpac Banking Corporation	0.00%	^	11/21/2018	2,946,427

					83,153,994

Money Market Funds - 0.3%
164,965	BlackRock Liquidity Funds FedFund - Institutional Shares	1.16%	t		164,965
164,965	Fidelity Institutional Money Market Government Portfolio - Class I	1.14%	t		164,965
164,965	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.20%	t		164,965

					494,895

US Treasury Bills - 2.3%
2,000,000	United States Treasury Bills	0.00%		02/15/2018	1,996,988
1,500,000	United States Treasury Bills	0.00%		06/07/2018	1,490,494

					3,487,482

Total Short Term Investments (Cost $87,174,250)					87,136,371

Total Investments - 100.0% (Cost $154,013,585)					154,036,894
Liabilities in Excess of Other Assets - (0.0%)					(39,844)

NET ASSETS - 100.0%					$153,997,050

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2017, the value of these securities amounted to $91,585,648 or 59.5% of net assets.

t	Seven-day yield as of December 31, 2017

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Commercial Paper	54.0%
US Corporate Bonds	27.9%
Foreign Corporate Bonds	15.5%
US Treasury Bills	2.3%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%	~

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Banking	34.7%
Automotive	10.1%
Technology	9.3%
Energy	6.6%
Pharmaceuticals	6.2%
Food Products	4.7%
Construction	4.0%
Diversified Manufacturing	3.9%
Transportation	2.9%
Retailers (other than Food/Drug)	3.0%
Insurance	2.3%
US Treasury Bills	2.3%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.3%
Utilities	1.9%
Consumer Products	1.6%
Finance	1.6%
Media	1.3%
Beverage and Tobacco	1.0%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%	~

	100.0%

~	Represents less than 0.05% of net assets

DoubleLine Shiller Enhanced International CAPE®

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 11.8%
206,500	Arcadia Receivables Credit Trust, Series 2017-1-A	3.25%	^	06/15/2023	207,413
354,697	AVANT Loans Funding Trust, Series 2017-A-A	2.41%	^	03/15/2021	354,953
451,041	AVANT Loans Funding Trust, Series 2017-B-A	2.29%	^	06/15/2020	450,920
3,325,000	CAL Funding Ltd., Series 2017-1A-A	3.62%	^	06/25/2042	3,316,754
71,909	Citi Held For Asset Issuance, Series 2016-PM1-A	4.65%	^	04/15/2025	72,141
500,000	CLUB Credit Trust, Series 2017-NP1-B	3.17%	^	04/17/2023	501,111
360,832	Colony American Homes, Series 2014-2A-E (1 Month LIBOR USD + 3.20%)	4.68%	^	07/17/2031	363,344
264,949	Conn Funding LP, Series 2017-A-A	2.73%	^	07/15/2019	265,137
99,276	DRB Prime Student Loan Trust, Series 2015-B-A3	2.54%	^	04/27/2026	99,330
306,125	Global SC Finance SRL, Series 2014-1A-A1	3.19%	^	07/17/2029	304,140
500,000	Kabbage Asset Securitization LLC, Series 2017-1-A	4.57%	^	03/15/2022	511,148
2,000,000	Lendmark Funding Trust, Series 2017-1A-A	2.83%	^	12/22/2025	1,996,084
222,729	OneMain Financial Issuance Trust, Series 2015-2A-A	2.57%	^	07/18/2025	222,862
2,000,000	OneMain Financial Issuance Trust, Series 2017-1A-A1	2.37%	^	09/14/2032	1,983,072
755,025	SoFi Consumer Loan Program LLC, Series 2017-3-A	2.77%	^	05/25/2026	755,611
167,667	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	169,291
828,660	SoFi Consumer Loan Program Trust, Series 2017-5-A1	2.14%	^	09/25/2026	826,671
337,461	SpringCastle America Funding LLC, Series 2016-AA-A	3.05%	^	04/25/2029	339,976
1,000,000	Springleaf Funding Trust, Series 2017-AA-A	2.68%	^	07/15/2030	992,186
281,208	TAL Advantage LLC, Series 2017-1A-A	4.50%		04/20/2042	290,055
500,000	Westlake Automobile Receivables Trust, Series 2017-1A-C	2.70%	^	10/17/2022	500,198
1,500,000	Westlake Automobile Receivables Trust, Series 2017-2A-C	2.59%	^	12/15/2022	1,489,967

Total Asset Backed Obligations (Cost $16,030,150)					16,012,364

Collateralized Loan Obligations - 14.7%
500,000	AIMCO, Series 2014-AA-AR (3 Month LIBOR USD + 1.10%)	2.46%	^	07/20/2026	500,671
1,000,000	Atlas Senior Loan Fund Ltd., Series 2013-2A-A1LR (3 Month LIBOR USD + 0.98%)	2.40%	^	02/17/2026	1,001,224
250,000	Benefit Street Partners Ltd., Series 2013-IIIA-A1R (3 Month LIBOR USD + 1.25%)	2.61%	^	07/20/2029	249,957
500,000	BlueMountain Ltd., Series 2016-1A-D (3 Month LIBOR USD + 4.80%)	6.16%	^	04/20/2027	508,882
2,000,000	Cathedral Lake Ltd., Series 2016-4A-A (3 Month LIBOR USD + 1.65%)	3.01%	^	10/20/2028	2,043,576
500,000	CFIP Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 1.32%)	2.68%	^	07/13/2029	499,967
1,000,000	Cutwater Ltd., Series 2014-1A-A1AR (3 Month LIBOR USD + 1.25%)	2.61%	^	07/15/2026	1,004,345
500,000	CVP Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.34%)	2.80%	^	07/20/2030	499,965
1,000,000	Galaxy Ltd., Series 2016-22A-B1 (3 Month LIBOR USD + 2.10%)	3.46%	^	07/16/2028	1,004,320
500,000	Highbridge Loan Management, Series 2014-3A-CR (3 Month LIBOR USD + 3.60%)	4.95%	^	07/18/2029	511,481
1,000,000	KVK Ltd., Series 2015-1A-AR (3 Month LIBOR USD + 1.25%)	2.69%	^	05/20/2027	1,002,042
1,000,000	Marathon Ltd., Series 2014-7A-A1R (3 Month LIBOR USD + 1.32%)	2.70%	^	10/28/2025	1,005,313
500,000	Midocean Credit, Series 2017-7A-A1 (3 Month LIBOR USD + 1.32%)	2.68%	^	07/15/2029	502,220
1,000,000	Milos Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.25%)	2.61%	^	10/20/2030	1,006,722
500,000	MP Ltd., Series 2013-2A-ARR (3 Month LIBOR USD + 1.28%)	2.65%	^	07/25/2029	499,795
1,000,000	Palmer Square Loan Funding Ltd., Series 2017-1A-A1 (3 Month LIBOR USD + 0.74%)	2.06%	^	10/15/2025	1,000,249
500,000	Rockford Tower Ltd., Series 2017-2A-A (3 Month LIBOR USD + 1.27%)	2.51%	^	10/15/2029	502,296
500,000	Steele Creek Ltd., Series 2015-1A-AR (3 Month LIBOR USD + 1.26%)	2.70%	^	05/21/2029	500,667
1,000,000	TCI-Cent Ltd., Series 2016-1A-A2 (3 Month LIBOR USD + 2.20%)	3.57%	^	12/21/2029	1,011,064
561,523	Venture Ltd., Series 2006-7A-A2 (3 Month LIBOR USD + 0.24%)	1.60%	^	01/20/2022	557,738
1,000,000	Venture Ltd., Series 2007-8A-B (3 Month LIBOR USD + 0.42%)	1.78%	^	07/22/2021	995,411
500,000	Venture Ltd., Series 2017-29A-A (3 Month LIBOR USD + 1.28%)	2.60%	^	09/07/2030	498,980
1,000,000	Wellfleet Ltd., Series 2017-2A-A1 (3 Month LIBOR USD + 1.25%)	2.63%	^	10/20/2029	1,002,228
1,000,000	Wind River Ltd., Series 2014-2A-AR (3 Month LIBOR USD + 1.14%)	0.01%	^	01/15/2031	1,000,000
1,000,000	Zais Ltd., Series 2014-2A-A1AR (3 Month LIBOR USD + 1.20%)	2.57%	^	07/25/2026	1,002,654

Total Collateralized Loan Obligations (Cost $19,869,467)					19,911,767

Foreign Corporate Bonds - 7.7%
200,000	Agromercantil Senior Trust	6.25%		04/10/2019	206,350
250,000	America Movil S.A.B. de C.V.	5.00%		03/30/2020	263,742
295,000	AstraZeneca PLC	2.38%		11/16/2020	294,734
200,000	Axiata SPV2 BHD	3.47%		11/19/2020	202,626
200,000	Banco de Credito del Peru	2.25%		10/25/2019	200,250
150,000	Banco de Credito del Peru	5.38%		09/16/2020	160,125
150,000	Banco del Estado de Chile	3.88%		02/08/2022	156,615
200,000	Banco GNB Sudameris S.A.	3.88%		05/02/2018	200,600
200,000	Banco International del Peru S.A.A.	5.75%		10/07/2020	215,500
150,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%		05/07/2020	152,062
150,000	Banco Santander	3.88%		09/20/2022	156,377
200,000	Banco Santander (5 Year CMT Rate + 4.58%)	5.95%		01/30/2024	208,750
200,000	Banistmo S.A.	3.65%	^	09/19/2022	198,000
320,000	Bank of Nova Scotia	2.15%		07/14/2020	318,512
250,000	BDO Unibank, Inc.	2.63%		10/24/2021	247,979
200,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	211,580
200,000	Bharti Airtel Ltd.	5.13%		03/11/2023	212,338
75,000	BP Capital Markets PLC	1.68%		05/03/2019	74,614
115,000	BP Capital Markets PLC	1.77%		09/19/2019	114,364
200,000	CK Hutchison International Ltd.	2.88%	^	04/05/2022	199,410
200,000	CNOOC Finance Ltd.	2.63%		05/05/2020	199,585
200,000	CNPC General Capital Ltd.	3.95%		04/19/2022	207,714
200,000	Comision Federal de Electricidad	4.88%		05/26/2021	212,350
160,000	Commonwealth Bank of Australia	2.25%	^	03/10/2020	159,549
200,000	Corpbanca S.A.	3.88%		09/22/2019	204,154
200,000	Corporacion Financiera de Desarrollo S.A.	3.25%		07/15/2019	202,000
200,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	12/29/2049	199,607
200,000	ECL S.A.	5.63%		01/15/2021	216,569
185,178	ENA Norte Trust	4.95%		04/25/2023	193,279
200,000	Export-Import Bank of India	3.13%		07/20/2021	201,288
200,000	Global Bank Corporation	5.13%		10/30/2019	207,240
200,000	Grupo Bimbo S.A.B. de C.V.	4.88%		06/30/2020	210,640
200,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	217,449
150,000	Inversiones CMPC S.A.	4.50%		04/25/2022	157,570
200,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	204,623
200,000	ONGC Videsh Ltd.	2.88%		01/27/2022	197,899
165,000	Orange S.A.	2.75%		02/06/2019	165,945
200,000	Oversea-Chinese Banking Corporation (5 Year Swap Rate USD + 2.20%)	4.00%		10/15/2024	203,726
200,000	Panama Metro Line SP	0.00%	^	12/05/2022	184,000
200,000	Petronas Global Sukuk Ltd.	2.71%		03/18/2020	200,466
200,000	PSA International Ltd.	4.63%		09/11/2019	207,322
250,000	Reliance Holdings, Inc.	4.50%		10/19/2020	261,533
160,000	Royal Bank of Canada	1.50%		07/29/2019	158,192
200,000	SACI Falabella	3.75%		04/30/2023	205,287
65,000	Shell International Finance B.V.	1.38%		05/10/2019	64,448
400,000	Sinopec Group Overseas Development Ltd.	2.50%		04/28/2020	398,011
285,000	Sumitomo Mitsui Financial Group, Inc.	2.06%		07/14/2021	279,417
300,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	308,400
200,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.00%)	3.75%		09/19/2024	203,111
350,000	Westpac Banking Corporation	1.60%		08/19/2019	346,411

Total Foreign Corporate Bonds (Cost $10,406,672)					10,372,313

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 1.7%
300,000	Chile Government International Bond	2.25%		10/30/2022	296,700
200,000	Chile International Government Bond	3.25%		09/14/2021	206,050
100,000	Dominican Republic International Bond	7.50%		05/06/2021	109,375
400,000	Indonesia Government International Bond	4.88%		05/05/2021	427,352
400,000	Israel Government International Bond	4.00%		06/30/2022	424,916
250,000	Mexico Government International Bond	3.63%		03/15/2022	260,375
300,000	Philippine Government International Bond	4.00%		01/15/2021	315,396
250,000	Wakala Global Sukuk BHD	4.65%		07/06/2021	267,200

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $2,317,759)					2,307,364

Non-Agency Commercial Mortgage Backed Obligations - 5.8%
251,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.30%)	4.53%	^	11/15/2019	250,689
5,151,550	BANK, Series 2017-BNK6-XA	0.88%	#I/O	07/15/2060	315,847
3,580,000	BANK, Series 2017-BNK9-XA	0.83%	#I/O	11/15/2054	227,243
319,000	BBCMS Mortgage Trust, Series 2017-GLKS-E (1 Month LIBOR USD + 2.85%)	4.10%	^	11/15/2034	319,323
6,982,000	BB-UBS Trust, Series 2012-SHOW-XA	0.60%	#^I/O	11/05/2036	270,455
3,844,000	BB-UBS Trust, Series 2012-SHOW-XB	0.14%	#^I/O	11/05/2036	46,413
267,000	Bsprt Issuer Ltd., Series 2017-FL2-A (1 Month LIBOR USD + 0.82%)	2.30%	^	10/15/2034	267,276
93,000	Bsprt Issuer Ltd., Series 2017-FL2-AS (1 Month LIBOR USD + 1.10%)	2.35%	^	10/15/2034	93,123
93,000	Bsprt Issuer Ltd., Series 2017-FL2-B (1 Month LIBOR USD + 1.40%)	2.65%	^	10/15/2034	93,288
321,000	BX Trust, Series 2017-FL1-C (1 Month LIBOR USD + 1.95%)	3.31%	^	06/14/2035	321,802
234,000	Caesars Palace Las Vegas Trust, Series 2017-VICI-D	4.35%	#^	10/15/2034	239,054
234,000	Caesars Palace Las Vegas Trust, Series 2017-VICI-E	4.35%	#^	10/15/2034	227,765
4,744,742	CD Mortgage Trust, Series 2017-CD6-XA	0.99%	#I/O	11/13/2050	317,269
4,359,460	Citigroup Commercial Mortgage Trust, Series 2014-GC19-XA	1.20%	#I/O	03/10/2047	228,126
137,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.43%	#^	02/10/2048	117,002
319,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85%	^	02/10/2049	243,306
5,609,404	CSAIL Commercial Mortgage Trust, Series 2017-CX10-XA	0.73%	#I/O	11/15/2050	313,005
6,201,154	GS Mortgage Securities Trust, Series 2016-GS4-XA	0.60%	#I/O	11/10/2049	226,820
319,000	GS Mortgage Securities Trust, Series 2017-GS8-C	4.34%	#	11/10/2050	328,836
4,192,735	GS Mortgage Securities Trust, Series 2017-GS8-XA	0.98%	#I/O	11/10/2050	313,490
2,529,589	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33-XA	1.45%	#I/O	05/15/2050	227,387
88,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%)	3.45%	^	11/15/2034	88,485
188,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%)	4.40%	^	11/15/2034	187,982
142,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%)	5.60%	^	11/15/2034	142,590
15,277,000	Morgan Stanley Capital Trust, Series 2017-ASHF-XCP	1.49%	#^I/O	05/15/2019	308,489
216,000	Morgan Stanley Capital Trust, Series 2017-CLS-E (1 Month LIBOR USD + 1.95%)	3.20%	^	11/15/2034	216,319
240,000	Morgan Stanley Capital Trust, Series 2017-CLS-F (1 Month LIBOR USD + 2.60%)	3.85%	^	11/15/2034	240,430
3,690,000	Morgan Stanley Capital Trust, Series 2017-HR2-XA	0.81%	#I/O	12/15/2050	237,625
228,000	UBS Commercial Mortgage Trust, Series 2017-C6-C	4.45%	#	12/15/2050	230,350
323,000	Wells Fargo Commercial Mortgage Trust, Series 2012-LC5-C	4.69%	#	10/15/2045	330,706
8,176,822	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.77%	#I/O	07/15/2058	314,040
5,549,152	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	1.02%	#I/O	12/15/2048	313,757
69,000	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP-C (1 Month LIBOR USD + 1.20%)	2.68%	^	12/15/2022	69,189
41,000	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP-D (1 Month LIBOR USD + 0.00%)	3.13%	^	12/15/2022	41,111
128,000	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP-E (1 Month LIBOR USD + 0.00%)	3.73%	^	12/15/2022	128,364

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $7,814,347)					7,836,956

Non-Agency Residential Collateralized Mortgage Obligations - 12.5%
832,004	Alternative Loan Trust, Series 2005-64CB-1A10	5.75%		12/25/2035	840,587
329,407	Bayview Opportunity Master Fund Trust, Series 2017-RN2-A1	3.47%	#^	04/28/2032	331,098
652,429	Bayview Opportunity Master Fund Trust, Series 2017-RN6-A1	3.10%	^ß	08/28/2032	654,013
465,262	Bayview Opportunity Master Fund Trust, Series 2017-RPL1-A1	3.10%	^ß	07/28/2032	464,420
1,159,847	CIM Trust, Series 2017-8-A1	3.00%	#^	12/25/2065	1,162,459
665,283	COLT Mortgage Loan Trust, Series 2017-1-A2	2.82%	#^	05/27/2047	667,061
665,283	COLT Mortgage Loan Trust, Series 2017-1-A3	3.07%	#^	05/27/2047	667,070
484,499	Deephaven Residential Mortgage Trust, Series 2017-1A-A1	2.73%	#^	12/26/2046	483,191
484,499	Deephaven Residential Mortgage Trust, Series 2017-1A-A2	2.93%	#^	12/26/2046	483,315
656,454	GCAT LLC, Series 2017-2-A1	3.50%	#^ß	04/25/2047	658,745
1,380,234	Mastr Asset Backed Securities Trust, Series 2006-NC3-A5 (1 Month LIBOR USD + 0.21%)	1.76%		10/25/2036	910,076
833,639	New Residential Mortgage Loan Trust, Series 2017-RPL1-A1	3.60%	^ß	04/25/2022	842,920
1,461,604	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2-A1	3.00%	^ß	07/25/2057	1,463,349
819,846	Pretium Mortgage Credit Partners LLC, Series 2017-NPL1-A1	3.50%	#^ß	04/29/2032	823,169
684,505	Verus Securitization Trust, Series 2017-1A-A2	3.16%	#^ß	01/25/2047	687,198
1,300,000	VOLT LLC, Series 2017-NP10-A1	3.00%	^ß	10/25/2047	1,299,429
551,973	VOLT LLC, Series 2017-NPL4-A1	3.38%	#^ß	04/25/2047	555,528
1,137,124	VOLT LLC, Series 2017-NPL5-A1	3.38%	#^ß	05/28/2047	1,141,637
335,404	VOLT LLC, Series 2017-NPL6-A1	3.25%	#^ß	05/25/2047	337,061
1,404,277	VOLT LLC, Series 2017-NPL8-A1	3.13%	^ß	06/25/2047	1,408,328
961,227	VOLT LLC, Series 2017-NPL9-A1	3.13%	#^ß	09/25/2047	963,035

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $16,823,048)					16,843,689

US Corporate Bonds - 6.9%
60,000	AbbVie, Inc.	1.80%		05/14/2018	59,976
125,000	Amazon.com, Inc.	2.60%		12/05/2019	126,317
50,000	Amazon.com, Inc.	1.90%	^	08/21/2020	49,618
60,000	American Electric Power Company	2.15%		11/13/2020	59,757
135,000	American Honda Finance Corporation	1.95%		07/20/2020	133,978
175,000	Amgen, Inc.	2.20%		05/11/2020	174,121
85,000	Anthem, Inc.	2.50%		11/21/2020	84,875
110,000	AT&T, Inc.	2.80%		02/17/2021	110,557
295,000	BAT Capital Corporation	2.30%	^	08/14/2020	293,542
125,000	Berkshire Hathaway Finance Corporation	1.30%		08/15/2019	123,438
350,000	Capital One Financial Corporation	2.40%		10/30/2020	348,062
185,000	Cardinal Health, Inc.	1.95%		06/14/2019	183,911
320,000	Caterpillar Financial Services Corporation	2.10%		01/10/2020	319,414
315,000	Celgene Corporation	2.88%		08/15/2020	318,114
300,000	Cintas Corporation	2.90%		04/01/2022	302,945
60,000	Citigroup, Inc.	2.05%		12/07/2018	59,951
285,000	Citigroup, Inc. (3 Month LIBOR USD + 0.96%)	2.33%		04/25/2022	288,127
90,000	Comcast Corporation	5.15%		03/01/2020	95,408
170,000	Consolidated Edison, Inc.	2.00%		03/15/2020	169,154
310,000	CVS Health Corporation	2.80%		07/20/2020	311,456
250,000	Daimler Finance North America LLC	2.25%	^	03/02/2020	249,107
185,000	Daimler Finance North America LLC	2.30%	^	02/12/2021	183,496
145,000	General Mills, Inc.	2.20%		10/21/2019	145,011
135,000	General Motors Financial Company	2.65%		04/13/2020	135,095
350,000	Goldman Sachs Group, Inc.	2.30%		12/13/2019	349,898
345,000	JP Morgan Chase & Company	2.25%		01/23/2020	344,854
110,000	Kinder Morgan, Inc.	3.05%		12/01/2019	111,000
125,000	Kroger Company	6.15%		01/15/2020	134,364
95,000	McKesson Corporation	2.28%		03/15/2019	95,039
65,000	Molson Coors Brewing Company	1.45%		07/15/2019	64,206
345,000	Morgan Stanley (3 Month LIBOR USD + 0.93%)	2.29%		07/22/2022	347,947
50,000	MUFG Americas Holdings Corporation	2.25%		02/10/2020	49,741
7,000	Newell Brands, Inc.	2.60%		03/29/2019	7,026
145,000	Newell Brands, Inc.	3.15%		04/01/2021	146,719
355,000	Northrop Grumman Corporation	2.08%		10/15/2020	352,318
325,000	Packaging Corp of America	2.45%		12/15/2020	325,644
295,000	PNC Funding Corporation	4.38%		08/11/2020	310,071
235,000	Prudential Financial, Inc.	7.38%		06/15/2019	252,417
130,000	QUALCOMM, Inc.	2.10%		05/20/2020	129,490
110,000	Reynolds American, Inc.	3.25%		06/12/2020	111,829
250,000	SBA Tower Trust	3.17%	^	04/11/2022	249,080
305,000	Sherwin-Williams Company	2.25%		05/15/2020	304,134
55,000	Simon Property Group LP	2.20%		02/01/2019	55,057
170,000	Southern Company	1.85%		07/01/2019	169,017
70,000	Thermo Fisher Scientific, Inc.	2.15%		12/14/2018	70,112
65,000	Thermo Fisher Scientific, Inc.	3.60%		08/15/2021	67,141
90,000	TIAA Asset Management Finance Company LLC	2.95%	^	11/01/2019	90,890
40,000	United Technologies Corporation	1.50%		11/01/2019	39,536
125,000	United Technologies Corporation	1.90%		05/04/2020	123,803
180,000	VMware, Inc.	2.30%		08/21/2020	179,081
125,000	WellPoint, Inc.	2.30%		07/15/2018	125,289
55,000	Wells Fargo & Company	1.50%		01/16/2018	54,994
295,000	Wells Fargo & Company	2.15%		01/30/2020	294,426

Total US Corporate Bonds (Cost $9,319,800)					9,280,553

US Government and Agency Mortgage Backed Obligations - 2.1%
913,876	Federal Home Loan Mortgage Corporation, Pool G0-8762	4.00%		05/01/2047	956,495
874,093	Federal Home Loan Mortgage Corporation, Series 4120-KA	1.75%		10/15/2032	853,402
451,164	Federal Home Loan Mortgage Corporation, Series 4484-CD	1.75%		07/15/2030	442,742
550,390	Federal National Mortgage Association, Series 2011-146-MJ	3.00%		08/25/2041	552,758
77,121	Federal National Mortgage Association, Series 2014-66-QE	2.00%		01/25/2040	76,661

Total US Government and Agency Mortgage Backed Obligations (Cost $2,906,373)					2,882,058

US Government and Agency Obligations - 16.8%
3,179,869	United States Treasury Inflation Indexed Bonds	0.13%		04/15/2018	3,176,908
1,910,000	United States Treasury Notes	0.88%		03/31/2018	1,907,662
3,640,000	United States Treasury Notes	0.88%		05/31/2018	3,631,901
1,370,000	United States Treasury Notes	0.75%		10/31/2018	1,358,793
6,250,000	United States Treasury Notes	2.00%		08/31/2021	6,229,932
6,420,000	United States Treasury Notes	2.13%		09/30/2021	6,424,598

Total US Government and Agency Obligations (Cost $22,940,098)					22,729,794

Affiliated Mutual Funds - 4.8%
656,566	DoubleLine Floating Rate Fund (Class I)				6,513,131

Total Affiliated Mutual Funds (Cost $6,500,000)					6,513,131

Short Term Investments - 14.7%
6,684,907	BlackRock Liquidity Funds FedFund - Institutional Shares	1.16%	t		6,684,907
6,684,907	Fidelity Institutional Money Market Government Portfolio - Class I	1.14%	t		6,684,907
6,574,652	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.20%	t		6,574,652

Total Short Term Investments (Cost $19,944,466)					19,944,466

Total Investments - 99.5% (Cost $134,872,180)					134,634,455
Other Assets in Excess of Liabilities - 0.5%					701,228

NET ASSETS - 100.0%					$135,335,683

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2017, the value of these securities amounted to $56,496,249 or 41.7% of net assets.

#	Variable rate security. Coupon is based on weighted average coupon of underlying collateral. Rate disclosed as of December 31, 2017.

I/O	Interest only security

t	Seven-day yield as of December 31, 2017

ß	Step coupon bond. The interest rate shown is the rate in effect as of December 31, 2017.

†	Perpetual Maturity

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	16.8%
Short Term Investments	14.7%
Collateralized Loan Obligations	14.7%
Non-Agency Residential Collateralized Mortgage Obligations	12.5%
Asset Backed Obligations	11.8%
Foreign Corporate Bonds	7.7%
US Corporate Bonds	6.9%
Non-Agency Commercial Mortgage Backed Obligations	5.8%
Affiliated Mutual Funds	4.8%
US Government and Agency Mortgage Backed Obligations	2.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.7%
Other Assets and Liabilities	0.5%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	16.8%
Short Term Investments	14.7%
Collateralized Loan Obligations	14.7%
Non-Agency Residential Collateralized Mortgage Obligations	12.5%
Asset Backed Obligations	11.8%
Non-Agency Commercial Mortgage Backed Obligations	5.8%
Banking	5.5%
Affiliated Mutual Funds	4.8%
US Government and Agency Mortgage Backed Obligations	2.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.7%
Energy	1.7%
Telecommunications	0.9%
Transportation	0.7%
Pharmaceuticals	0.6%
Utilities	0.6%
Healthcare	0.5%
Automotive	0.5%
Retailers (other than Food/Drug)	0.4%
Insurance	0.4%
Pulp & Paper	0.4%
Beverage and Tobacco	0.3%
Consumer Products	0.3%
Aerospace & Defense	0.3%
Construction	0.2%
Technology	0.2%
Chemicals/Plastics	0.2%
Industrial Equipment	0.2%
Food Products	0.2%
Conglomerates	0.1%
Commercial Services	0.1%
Diversified Manufacturing	0.1%
Food/Drug Retailers	0.1%
Media	0.1%
Real Estate	0.0%	~
Other Assets and Liabilities	0.5%

	100.0%

~	Represents less than 0.05% of net assets

TOTAL RETURN SWAPS
Reference Entity	Counterparty	Long/ Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount		Unrealized Appreciation (Depreciation) / Value
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	Barclays Capital, Inc.	Long	0.20%	Termination	01/31/2018	5,600,000	EUR	$(1,233)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	Barclays Capital, Inc.	Long	0.20%	Termination	03/29/2018	5,000,000	EUR	125,805
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	Barclays Capital, Inc.	Long	0.20%	Termination	04/26/2018	20,000,000	EUR	(103,272)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	Barclays Capital, Inc.	Long	0.20%	Termination	05/31/2018	18,500,000	EUR	(121,728)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	Barclays Capital, Inc.	Long	0.20%	Termination	07/01/2018	8,000,000	EUR	(224,610)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	Barclays Capital, Inc.	Long	0.20%	Termination	07/31/2018	5,000,000	EUR	31,690
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	BNP Paribas	Long	0.20%	Termination	07/31/2018	10,000,000	EUR	(84,134)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	Barclays Capital, Inc.	Long	0.20%	Termination	09/03/2018	5,000,000	EUR	21,827
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	Barclays Capital, Inc.	Long	0.20%	Termination	09/30/2018	10,000,000	EUR	38,423
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	Barclays Capital, Inc.	Long	0.20%	Termination	10/31/2018	11,700,000	EUR	(187,321)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	BNP Paribas	Long	0.20%	Termination	12/02/2018	10,000,000	EUR	(367,358)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	BNP Paribas	Long	0.20%	Termination	01/31/2019	5,000,000	EUR	(1,101)

								$(873,012)

Ħ	Shiller Barclays CAPE® Europe Sector Net ER NoC Index aims to provide notional long exposure to the top four European equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each European sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of December 31, 2017, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIIESAE.

Settlement Date	Counterparty	Currency to be Delivered		Value	Currency to be Received		Value	Unrealized Appreciation (Depreciation)
06/29/2018	Goldman Sachs	124,251,916	USD	$124,251,916	103,070,000	EUR	$125,126,078	$874,162
06/29/2018	Barclays Capital, Inc.	11,608,185	USD	11,608,184	9,630,000	EUR	11,690,736	82,552
06/29/2018	JP Morgan Securities LLC	2,893,391	USD	2,893,391	2,400,000	EUR	2,913,579	20,188
06/29/2018	Goldman Sachs	1,000,000	EUR	1,213,991	1,209,046	USD	1,209,046	(4,945)

				$139,967,482			$140,939,439	$971,957

EUR	Euro

A summary of the DoubleLine Shiller Enhanced International CAPE®’s investments in affiliated mutual funds for the period ended December 31, 2017 is as follows:

Fund	Value at March 31, 2017	Gross Purchases	Gross Sales	Shares Held at December 31, 2017	Value at December 31, 2017	Change in Unrealized for the Period Ended December 31, 2017	Dividend Income Earned in the Period Ended December 31, 2017	Net Realized Gain (Loss) in the Period Ended December 31, 2017
DoubleLine Floating Rate Fund	$-	$6,500,000	$-	656,566	$6,513,131	$13,131	$82,664	$-

Notes to Schedule of Investments

December 31, 2017 (Unaudited)

Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 16 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible lncome Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund and DoubleLine Shiller Enhanced International CAPE® (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate Form N-Q filing.

The Funds’ investment objectives and commencement of operations of each share class are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—
DoubleLine Floating Rate Fund	Seek high level of current income	2/1/2013	2/1/2013	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—
DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—

Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services-Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Assets and liabilities may be transferred between levels. The Funds use end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, futures, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

Foreign Currency Translation. The Funds’ books and records are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of December 31, 20171:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$726,332,935	$329,960,501	$8,710,442	$12,312,546	$230,583,478	$53,938,881
Affiliated Mutual Funds	-	996,643,208	-	64,532,625	49,250,000	-
Exchange Traded Funds and Common Stocks	-	2,503,659	3,599,247	55,434,233	1,407,089	-
Real Estate Investment Trusts	-	-	-	10,536,794	-	-

Total Level 1	726,332,935	1,329,107,368	12,309,689	142,816,198	281,240,567	53,938,881
Level 2
US Government and Agency Mortgage Backed Obligations	25,665,982,084	1,563,775,401	-	5,910,640	69,060,720	-
Non-Agency Residential Collateralized Mortgage Obligations	13,157,291,133	942,294,124	-	13,895,921	685,562,606	-
Non-Agency Commercial Mortgage Backed Obligations	3,622,272,807	697,564,672	-	-	730,932,557	-
Collateralized Loan Obligations	2,572,316,220	277,377,017	-	8,316,371	874,918,791	6,577,149
US Government and Agency Obligations	2,558,971,924	2,038,057,683	-	11,775,710	449,895,825	-
Other Short Term Investments	2,543,063,406	269,420,085	-	6,996,162	85,899,653	-
Asset Backed Obligations	1,756,989,793	171,598,720	-	18,268,908	507,557,405	-
Commercial Paper	150,996,431	-	-	-	-	-
US Corporate Bonds	76,133,603	1,272,374,252	-	-	421,346,044	13,264,270
Foreign Corporate Bonds	24,346,638	917,360,198	874,288,888	-	815,380,194	3,016,663
Bank Loans	-	330,367,502	-	-	345,084,694	466,578,225
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	-	199,424,035	259,726,533	-	180,132,948	-
Municipal Bonds	-	5,032,723	-	600,000	-	-
Warrants	-	336	-	-	-	-

Total Level 2	52,128,364,039	8,684,646,748	1,134,015,421	65,763,712	5,165,771,437	489,436,307
Level 3				.
Non-Agency Residential Collateralized Mortgage Obligations	127,022,692	-	-	-	2,211,266	-
Asset Backed Obligations	22,841,780	-	-	-	1,001,832	-
Collateralized Loan Obligations	14,738,470	-	-	-	-	-

Total Level 3	164,602,942	-	-	-	3,213,098	-

Total	$53,019,299,916	$10,013,754,116	$1,146,325,110	$208,579,910	$5,450,225,102	$543,375,188

Other Financial Instruments
Level 1
Futures Contracts	$-	$-	$-	$530,160	$-	$-

Total Level 1	-	-	-	530,160	-	-
Level 2
Total Return Swaps	-	-	-	3,202,497	-	-
Forward Currency Exchange Contracts	-	-	-	(159,621)	-	-
Interest Rate Swaps	-	-	-	(132,462)	-	-

Total Level 2	-	-	-	2,910,414	-	-
Level 3	-	-	-	-	-	-

Total	$-	$-	$-	$3,440,574	$-	$-

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$198,001,431	$118,465,862	$54,016	$356,450	$5,911,060	$26,517,997
Affiliated Mutual Funds	150,050,000	37,260,294	-	-	-	-
Exchange Traded Funds and Common Stock	149,485	110,669	401,171	-	-	-

Total Level 1	348,200,916	155,836,825	455,187	356,450	5,911,060	26,517,997
Level 2
Collateralized Loan Obligations	641,943,910	187,384,101	-	-	-	-
US Government and Agency Obligations	619,734,555	45,185,310	-	15,322,703	23,453,685	159,640,040
Non-Agency Residential Collateralized Mortgage Obligations	532,864,474	230,971,587	-	-	-	-
Non-Agency Commercial Mortgage Backed Obligations	529,775,013	94,495,555	-	-	-	-
Foreign Corporate Bonds	366,428,705	131,671,703	156,636,040	-	-	-
Bank Loans	357,281,288	99,035,364	-	-	-	-
US Corporate Bonds	314,689,345	52,583,152	-	-	-	-
Asset Backed Obligations	303,786,541	43,453,994	-	-	-	-
Other Short Term Investments	179,482,584	-	-	-	43,867,003	-
US Government and Agency Mortgage Backed Obligations	130,663,014	3,848,510	-	50,959,096	-	-
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	73,858,185	35,291,561	45,835,705	-	-	443,014,865
Warrants	-	14	-	-	-	-

Total Level 2	4,050,507,614	923,920,851	202,471,745	66,281,799	67,320,688	602,654,905
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	1,619,585	1,657,318	-	-	-	-
Non-Agency Commercial Mortgage Backed Obligations	-	1,057,002	-	-	-	-
Asset Backed Obligations	-	200,367	-	-	-	-

Total Level 3	1,619,585	2,914,687	-	-	-	-

Total	$4,400,328,115	$1,082,672,363	$202,926,932	$66,638,249	$73,231,748	$629,172,902

Other Financial Instruments
Level 1	$-	$-	$-	$-	$-	$-

Total Level 1	-	-	-	-	-	-
Level 2
Total Return Swaps	367,009,775	-	-	-	-	-
Excess Return Swaps	-	-	-	-	2,687,881	-
Forward Currency Exchange Contracts	-	-	-	-	-	(828,064)

Total Level 2	367,009,775	-	-	-	2,687,881	(828,064)
Level 3	-	-	-	-	-	-

Total	$367,009,775	$-	$-	$-	$2,687,881	$(828,064)

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®
Investments in Securities
Level 1
Money Market Funds	$37,723,156	$494,895	$19,944,466
Affiliated Mutual Funds	-	-	6,513,131
Exchange Traded Funds and Common Stock	-	-	-

Total Level 1	37,723,156	494,895	26,457,597
Level 2
Asset Backed Obligations	180,279,823	-	16,012,364
US Corporate Bonds	172,953,814	42,934,687	9,280,553
Foreign Corporate Bonds	132,580,124	23,965,836	10,372,313
US Government and Agency Obligations	9,807,889	-	22,729,794
Commercial Paper	-	83,153,994	-
Other Short Term Investments	-	3,487,482	-
Collateralized Loan Obligations	-	-	19,911,767
Non-Agency Residential Collateralized Mortgage Obligations	-	-	16,843,689
Non-Agency Commercial Mortgage Backed Obligations	-	-	7,836,956
US Government and Agency Mortgage Backed Obligations	-	-	2,882,058
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	-	-	2,307,364

Total Level 2	495,621,650	153,541,999	108,176,858
Level 3
Foreign Corporate Bonds	10,572,043	-	-

Total Level 3	10,572,043	-	-

Total	$543,916,849	$154,036,894	$134,634,455

Other Financial Instruments
Level 1	$-	$-	$-

Total Level 1	-	-	-
Level 2
Forward Currency Exchange Contracts	-	-	971,957
Total Return Swaps	-	-	(873,012)

Total Level 2	-	-	98,945
Level 3	-	-	-

Total	$-	$-	$98,945

See the Schedules of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended December 31, 2017.

DoubleLine Infrastructure Income Fund

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of 3/31/2017	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2017	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2017 [3]
Investments in Securities
Foreign Corporate Bonds	$-	$-	$-	$-	$-	$-	$10,572,043	$-	$10,572,043	$-

Total	$-	$-	$-	$-	$-	$-	$10,572,043	$-	$10,572,043	$-

1 Purchases include all purchases of securities and payups.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at December 31, 2017 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers between Level 3 and Level 2 were due to a change in observable and/or unobservable inputs from the prior fiscal year end.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 12/31/2017 *	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Foreign Corporate Bonds	$10,572,043	Market Comparables	Market Quotes	$103.75	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Funds Trust

By (Signature and Title)          /s/ Ronald R. Redell

Ronald R. Redell, President

Date                       February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ Ronald R. Redell

Ronald R. Redell, President

Date                       February 23, 2018

By (Signature and Title)            /s/ Susan Nichols

Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date                       February 23, 2018